As Filed with the Securities and Exchange Commission on October 3, 2008

1933 Act File No. 333-148624

1940 Act File No. 811-22167

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT Under THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒

REGISTRATION STATEMENT Under THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 5	☒

Allianz Funds Multi-Strategy Trust

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, New York, NY 10105

(Address of principal executive offices) (Zip code)

(888) 852-3922

(Registrant’s telephone number, including area code)

E. Blake Moore, Jr.

c/o Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Name and address of agent for service:

Copies to:

William V. Healey, Esq.

c/o Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

David C. Sullivan, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110

Approximate date of Proposed Public offering: As soon as practicable after the effective date of this Registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☐	On [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On [date] pursuant to paragraph (a)(1)

☒	75 days after filing pursuant to paragraph (a)(2)

☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment is being filed to register Class A, Class C, Class D, Class P, Class R, Institutional Class and Administrative Class shares of the Allianz Wealth Management Plus Retirement Fund, Allianz Wealth Management Plus 2015 Fund, Allianz Wealth Management Plus 2020 Fund, Allianz Wealth Management Plus 2030 Fund, Allianz Wealth Management Plus 2040 Fund and Allianz Wealth Management Plus 2050 Fund, each a new series of the Trust, and to register Class A, Class C, Class D, Class P, Class R and Institutional Class shares of the Allianz NACM International Growth Fund, a new series of the Trust, as well as to make certain other updating changes.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of common stock are being registered under the Securities Act of 1933 by this registration statement.

Allianz Multi-Strategy Funds Prospectus

Allianz Wealth Management Plus Target Date Funds

December [    ], 2008

Share Classes

A and C

This Prospectus describes the Allianz Wealth Management Plus Target Date Funds (each a “Fund”), which are six mutual funds offered by Allianz Funds Multi-Strategy Trust (the “Trust”). The Funds provide access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and its investment management affiliate, Allianz Global Investors Solutions LLC (“AGI Solutions” or the “Sub-Adviser”), which serves as sub-adviser. As of September 30, 2008, Allianz Global Fund Management and its investment management affiliates managed approximately $[854.8] billion.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Overview of Wealth Management Plus Target Date Funds

The Allianz Wealth Management Plus Target Date Funds (each a “Fund”) are designed to meet the evolving needs of individual investors for after-inflation wealth accumulation and income as they approach and reach retirement. The Wealth Management Plus Retirement Fund is intended for investors who have already retired or begun withdrawing portions of their investments, and its focus is on generating after-inflation income. Each of the other Funds follows an asset allocation strategy that is actively managed toward a specific target retirement date, becoming increasingly conservative over time until the target date is reached and the Fund’s investment strategy closely resembles that of the Wealth Management Plus Retirement Fund.

The Funds invest primarily using a “funds of funds” structure, which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The Funds invest primarily in certain affiliated mutual funds, which are part of the group of investment companies consisting of the Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds, and which are called “Underlying Funds” in this prospectus. The Underlying Funds are not offered in this prospectus. Please see the “Description of Underlying Funds” in this prospectus for more information about the Underlying Funds. Each Fund may invest a portion of its assets in affiliated or unaffiliated exchange-traded funds (ETFs) and other mutual funds and pooled vehicles (“Other Acquired Funds”), and directly in other securities and instruments. Other important characteristics of the Funds are described in the Fund Summary beginning on page [    ], and are discussed in greater detail under “Investment Objectives and Principal Investment Strategies.” A “Summary of Principal Risks” begins on page [    ].

The table below lists the investment objectives and compares certain investment characteristics of the Funds. See the “Summary of the Funds” for other important characteristics of the Funds

Wealth Management Plus Retirement	Main Investments Selected Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds Investment Objectives Seeks current income and, secondarily, capital appreciation.	Dividend Frequency Income distributions at least quarterly; capital gains distributions at least annually

Wealth Management Plus 2015 Wealth Management Plus 2020 Wealth Management Plus 2030 Wealth Management Plus 2040 Wealth Management Plus 2050

Main Investments

Selected Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds

Investment Objectives

Seeks capital growth and preservation consistent with its asset allocation as the target date in the Fund name approaches, and thereafter current income, and, secondarily, capital appreciation.

Dividend Frequency Declared and distributed at least annually

The term “fund of funds” is used to describe mutual funds, such as the Funds, that pursue their investment objectives by investing in other mutual funds. Your cost of investing in a Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a Fund, you will indirectly bear fees and expenses charged by the Underlying Funds and Other Acquired Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Under “Summary of the Funds” you will find a description of each Fund’s investment objective, principal investments and strategies, principal risks, asset allocation strategies, performance information (once available) and fees and expenses. Under “Summary of Principal Risks” you will find a discussion of the principal risks of the Funds and the Underlying Funds. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which the Manager and/or the Sub-Adviser or their affiliates act as investment adviser, including mutual funds with names, investment objectives and policies similar to those of the Funds.

It is possible to lose money on investments in a Fund. Although each Fund provides a relatively high level of diversification in comparison to most mutual funds, the Funds may not be suitable as a complete investment program, depending on your individual needs and goals. In addition, because multiple Underlying Funds may be managed by the same investment adviser or have similar investment strategies, each Fund’s relative diversification may be somewhat limited. Moreover, the fact that a Fund or Underlying Funds may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

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Allianz Wealth Management Plus Target Date Funds	Ticker Symbols:
Allianz Wealth Management Plus Retirement Fund (“Retirement Fund”)	[	]
Allianz Wealth Management Plus 2015 Fund (“2015 Fund”)	[	]
Allianz Wealth Management Plus 2020 Fund (“2020 Fund”)	[	]
Allianz Wealth Management Plus 2030 Fund (“2030 Fund”)	[	]
Allianz Wealth Management Plus 2040 Fund (“2040 Fund”)	[	]
Allianz Wealth Management Plus 2050 Fund (“2050 Fund”)	[	]

Summary of the Funds

Investment Objectives of the Funds

The Wealth Management Plus Target Date Funds listed above (each a “Fund”) are designed to meet the evolving needs of individual investors for after-inflation wealth accumulation and income as they approach and reach retirement.

The Retirement Fund is intended for investors who have already retired or begun withdrawing portions of their investments, and its investment objective is to seek current income, and, secondarily, capital appreciation.

Each of the 2015 Fund, 2020 Fund, 2030 Fund, 2040 Fund and 2050 Fund follows an asset allocation strategy that is actively managed toward a specific target retirement date, during which time each Fund seeks capital growth and preservation consistent with its asset allocation, becoming increasingly conservative over time. Each such Fund’s objective will change to seeking current income and, secondarily, capital appreciation, upon reaching the target date in the Fund name, at which point its investment strategy will closely resemble that of the Retirement Fund. It is expected that each of these Funds will merge into the Retirement Fund within approximately 3 years after its target date, provided that the Fund’s Board of Trustees determines that such a transaction is in the best interest of shareholders.

Principal Investments and Strategies

The Funds seek to achieve their investment objectives by investing under normal circumstances primarily in Underlying Funds that are sponsored and managed by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and/or its affiliates. Potential Underlying Funds currently include all Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds, except those that principally employ a “fund-of-funds” strategy. Each Fund may invest without limit in Underlying Funds, and may invest a significant percentage of its assets in one, or a small number of Underlying Funds.

Each Fund may invest a portion of its assets in affiliated or unaffiliated exchange-traded funds (ETFs) and other mutual funds and pooled vehicles other than the Underlying Funds. Each Fund will not invest more than 10% of its assets in Other Acquired Funds.

Each Fund may also invest a significant portion of its assets directly in other securities and instruments, subject to any limitations imposed by the Investment Company Act of 1940 and the rules thereunder (the “1940 Act”) or by other applicable law. These direct investments may include equity securities, such as common stocks, and equity-related instruments giving the Fund exposure to companies in any of a number of market capitalization ranges and geographic distributions. Direct investments may also include fixed income instruments, such as government and corporate debt securities and asset-backed securities, as well as convertible securities. Each fund may utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. Such direct investments may be used as a complement or adjustment to the Fund’s exposure to Underlying Investments and Other Acquired Funds, and therefore may from time to time be focused in a limited number of asset classes or investment types.

In constructing a portfolio for each Fund consisting of Underlying Funds, Other Acquired Funds and direct investments, the Sub-Adviser seeks to maintain significant economic exposure to a number of different countries in addition to the United States. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Asset Allocation Process

The Sub-Adviser constructs the target asset allocations and makes investment decisions for each Fund based on a combination of economic models, capital markets research and fundamental research including, in the case of Underlying Funds and Other Acquired Funds, detailed evaluation of the managers of such pooled vehicles. The Sub-Adviser follows a three-step asset allocation process for each Fund as described below.

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The first step is to divide potential investments into two basic categories: defensive assets and return-generating assets. Defensive assets tend to have lower risk of loss with limited possibility for gain and provide stable income, whereas return-generating assets tend to produce higher long-term total return but are subject to higher volatility and risk of loss. Based on market research and assumptions of life expectancy, retirement age, savings rates and levels of consumption, the Sub-Adviser employs modeling and optimization tools to establish an allocation between defensive assets and return-generating assets that shifts over time as a target retirement date approaches. The basic premise of this shift over time is that investors have a greater need for accumulation of savings prior to retirement, which then shifts to a consumption of those savings in retirement. In evaluating potential investments under both categories of assets, the Sub-Adviser considers the degree to which income or generation of returns exceeds inflation. The chart below illustrations the Sub-Adviser’s allocation between defensive and return-generating assets as of [            ], 2008.

In the second step, the Sub-Adviser divides both its allocations to return-generating assets and defensive asset further into four major global asset classes to which the Funds seek to gain economic exposure: equities, fixed income, real return and alternatives. The Sub-Adviser uses historical financial data, expected future long-term returns, volatilities and correlations and proprietary asset allocation modeling tools and information to divide the major asset classes into more narrow sub-classifications and to generate shifts in these allocations over time relative to a target retirement date. The resulting allocations make up the strategic “glide path” used to direct the investment choices for each Fund. The weighting to asset classes on the glide path generally moves from more aggressive to more conservative the closer a Fund’s target date is in time. For example, the 2050 Fund has significantly greater exposure to U.S. and international equities than does the 2015 Fund or the Retirement Fund. The Sub-Adviser seeks to optimize the allocation to the various asset classes represented on the glide path relative to its assessment of the changing needs of investors as they approach retirement, and refers to this process as developing an optimal set of “beta allocations” for each point in time. The illustration below shows the Funds’ target date glide path as of [            ], 2008.

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Allianz Wealth Management Plus Glidepath

The third step is to assign one or more potential investments to each of the “beta allocations” represented in the glide path. The Sub-Adviser attempts to select a portfolio consisting primarily of Underlying Funds using the following core considerations:

•

An Underlying Fund with a strategy that maps to, or is representative of an asset class or combination of asset classes included in the glide path. For example, an international equity portfolio maps to the international equity beta and a balanced income fund could be mapped to multiple asset classes.

•	The consistency of the Underlying Fund’s risk-return profile.

•	The Sub-Adviser’s assessment of the ability of the manager of the Underlying Fund to outperform the associated benchmark.

•	How the Underlying Fund impacts the expected risk-return of the total portfolio.

In conjunction with its selection of Underlying Funds, the Sub-Adviser also considers investments in exchange-traded funds (ETFs) that meet the criteria under the glide path, using its same core considerations as for Underlying Funds to the extent they are applicable to ETFs. Following its selection of Underlying Funds and ETFs, the Sub-Adviser may consider direct investments in derivatives, equities and equity-related instruments, fixed-income and other instruments, as well as investments in Other Acquired Funds (other than ETFs), that it believes complement its primary fund-of-funds portfolio and otherwise to adjust the Fund’s overall mix of investments.

Adjustments to Portfolio Allocations

As time passes, the Sub-Adviser adjusts the mix of asset classes, and with that the weighting of individual investments in the portfolio changes in accordance with the glide path. A full review of each Fund is undertaken at least annually, at which time the asset classes are reallocated to reflect that the Fund is now closer to the retirement date. This annual analysis also includes the review of individual asset classes and their reclassification as either defensive or return-generating.

In addition to its annual review of the glide path, the Sub-Adviser analyzes the investment portfolio of each Fund on an ongoing basis, including a review of such factors as portfolio yield, total portfolio expected volatility, Sharpe ratio and tracking error. These analyses are factored into the annual review, and they may precipitate a rebalancing or an adjustment to the Fund’s allocations more frequently, if the Sub-Adviser considers such changes to be necessary or appropriate. Based on its ongoing monitoring of risk premiums, especially in periods of what the Sub-Adviser considers major market movements or instability, the Sub-Adviser may make tactical changes to the strategic glide path allocations when risk premiums are judged to vary significantly from long-term values.

Matching a Fund to Investor Needs

The asset allocation of each Fund is designed to provide an investment that the Sub-Adviser believes is neither overly aggressive nor overly conservative for a typical investor planning to retire, or otherwise to begin withdrawing portions of his or her investments, within a few years of the target date indicated in the Fund’s name (or, in the case of the Retirement Fund, for a typical retired investor). Generally, you should choose a Fund with a target date that comes close to the year in which you expect to retire. However, you should also consider other factors, such as your age, how your Fund investment will fit into your overall investment program, and your personal risk tolerance. Choosing a Fund with an earlier target date in its name represents what is designed to be a more conservative choice, while choosing a Fund with a later target date represents what is designed to be a more aggressive choice. The Retirement Fund is designed to represent the most conservative choice among the Funds.

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Risk Management

The Funds’ risk management approach combines rigorous economic models of lifetime savings and consumption with sound judgment and experience.

For each Fund, the total portfolio volatility, income and tracking error are measured regularly as well as upon major market movements. The Sub-adviser also conducts a periodic formal review of all beta allocations and fund assignments, and may periodically rebalance the portfolio based on this analysis.

A full review of each target Fund is undertaken at least annually, at which time the asset classes are reallocated to reflect that the Fund is now one year closer to the retirement date. This annual analysis also includes the review of individual asset classes and their reclassification as either defensive or return-generating.

Principal Risks

Allocation Risk A Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds, as well as Other Acquired Funds and direct investing in securities and other instruments. A principal risk of investing in a Fund is that the Sub-Adviser’s allocation techniques and decisions and/or the Sub-Adviser’s selection of Underlying Funds and other instruments will not produce the desired results, and therefore the Fund may not achieve its investment objective.

Underlying Fund Risks The value of your investment in a Fund is largely determined by the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Fund’s allocation among the Underlying Funds will vary, an investment may be subject to any and all of these risks at different times and to different degrees.

Other (Direct) Investment Risk To the extent that a Fund invests directly in investments other than Underlying Funds, the value of your investment will be directly related to the investment performance of those investments. Thus, exposure to the principal investment risks of a Fund can come either indirectly through Underlying Funds and Other Acquired Funds or directly.

Among the principal risks of the Underlying Funds and other investments, which could adversely affect the net asset value, yield and total return of the Fund, are (in alphabetical order after the first four risks):

• Market Risk	• Emerging Markets Risk	• Mortgage-Related and other Asset-Backed Risk
• Issuer Risk	• Focused Investment Risk
• Equity Securities Risk	• High Yield Risk	• Non-U.S. Investment Risk
• Commodity Risk	• Index Risk	• Real Estate Risk
• Fixed Income Risk	• Interest Rate Risk	• REIT and Real Estate-Linked Derivative Risk
• Convertible Securities Risk	• IPO Risk
• Credit Risk	• Leveraging Risk	• Short Selling Risk
• Currency Risk	• Liquidity Risk	• Smaller Company Risk
• Derivatives Risk	• Management Risk	• Variable Distribution Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

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Performance Information

The Funds do not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included.

Fees and Expenses of the Funds

These tables describe the fees and expenses you may pay if you buy and hold Class A or C shares of the Funds:

Wealth Management Plus Retirement Fund

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption price)		Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1	%(1)	2%
Class C	None	1	%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class A	0.75%	0.25%	0.86%	0.73%	2.59%	1.41%	1.18%
Class C	0.75	1.00	0.86	0.73	3.34%	1.41	1.93

(1)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority, Inc. (the “FINRA”).

(2)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(5)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 4 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% and [    ]% of the Fund’s average net assets attributable to Class A and Class C shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period						Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 1			Year 3
Class A	$	[	]	$	[	]	$	[	]	$	[	]
Class C		[	]		[	]		[	]		[	]

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Wealth Management Plus 2015 Fund

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption price)		Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1	%(1)	2%
Class C	None	1	%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class A	0.80%	0.25%	0.86%	0.76%	2.67%	1.45%	1.22%
Class C	0.80	1.00	0.86	0.76	3.42%	1.45	1.97

(1)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority, Inc. (the “FINRA”).

(2)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0. 65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(5)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 4 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% and [    ]% of the Fund’s average net assets attributable to Class A and Class C shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period						Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 1			Year 3
Class A	$	[	]	$	[	]	$	[	]	$	[	]
Class C		[	]		[	]		[	]		[	]

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Wealth Management Plus 2020 Fund

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption price)		Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1	%(1)	2%
Class C	None	1	%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class A	0.80%	0.25%	0.86%	0.81%	2.51%	1.45%	1.26%
Class C	0.80	1.00	0.86	0.81	3.46%	1.45	2.01

(1)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority, Inc. (the “FINRA”).

(2)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0. 65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(5)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 4 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% and [    ]% of the Fund’s average net assets attributable to Class A and Class C shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period						Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 1			Year 3
Class A	$	[	]	$	[	]	$	[	]	$	[	]
Class C		[	]		[	]		[	]		[	]

9

Wealth Management Plus 2030 Fund

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption price)		Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1	%(1)	2%
Class C	None	1	%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class A	0.85%	0.25%	0.86%	0.91%	2.87%	1.50%	1.37%
Class C	0.85	1.00	0.86	0.91	3.62%	1.50	2.12

(1)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority, Inc. (the “FINRA”).

(2)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(5)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 4 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% and [    ]% of the Fund’s average net assets attributable to Class A and Class C shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period						Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 1			Year 3
Class A	$	[	]	$	[	]	$	[	]	$	[	]
Class C		[	]		[	]		[	]		[	]

10

Wealth Management Plus 2040 Fund

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption price)		Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1	%(1)	2%
Class C	None	1	%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class A	0.85%	0.25%	0.86%	0.92%	2.88%	1.50%	1.38%
Class C	0.85	1.00	0.86	0.92	3.63%	1.50	2.13

(1)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority, Inc. (the “FINRA”).

(2)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(5)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 4 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% and [    ]% of the Fund’s average net assets attributable to Class A and Class C shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period						Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 1			Year 3
Class A	$	[	]	$	[	]	$	[	]	$	[	]
Class C		[	]		[	]		[	]		[	]

11

Wealth Management Plus 2050 Fund

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption price)		Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1	%(1)	2%
Class C	None	1	%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class A	0.85%	0.25%	0.86%	0.93%	2.89%	1.50%	1.39%
Class C	0.85	1.00	0.86	0.93	3.64%	1.50	2.14

(1)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority, Inc. (the “FINRA”).

(2)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(5)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 4 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% and [    ]% of the Fund’s average net assets attributable to Class A and Class C shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period						Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 1			Year 3
Class A	$	[	]	$	[	]	$	[	]	$	[	]
Class C		[	]		[	]		[	]		[	]

12

Summary of Principal Risks

As the Funds intend to invest their assets primarily in shares of the Underlying Funds, the risks of investing in these Funds are closely related to the risks associated with the Underlying Funds and their investments. However, as the Funds may also invest their assets directly in stocks or bonds of other issuers and in other instruments, such forwards, options, futures contracts or swap agreements, the Funds may be directly exposed to certain risks described below. As such, unless stated otherwise, any reference in this section only to “Funds” includes both the Funds and Underlying Funds. Where necessary in this section, the Funds are specifically referred to as “Wealth Management Plus Target Date Funds.” Further, each Wealth Management Plus Target Date Fund is generally subject to a different level and amount of risk which is relative to the Wealth Management Plus Target Date Fund’s target date and time horizon. A Fund with an earlier target date as specified in its name represents what is designed to be a more conservative choice and tends to have more exposure to fixed income, while choosing a Fund with a later target date represents what is designed to be a more aggressive choice that tends to have more exposure to equities.

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a Fund’s investments as a whole are called “principal risks.” The principal risks of each Fund are identified in the “Summary of the Funds” section beginning on page [    ] and are summarized in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are descried in greater detail under “Characteristics and Risks of Securities and Investment Techniques. “ There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on an investment in a Fund.

The following summarizes principal risks associated with investments in the Underlying Funds, Other Acquired Funds, direct investments by the Funds and, indirectly, with your investment in a Fund. Each Underlying Fund may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Fund can change over time. The summary is not intended to be exhaustive. For more information about these risks and the securities and investment techniques used by the Underlying Funds, please refer to the Statement of Additional Information (including the summary descriptions of the Underlying Funds contained therein) and the Underlying Funds’ prospectuses. This summary is qualified in its entirety by reference to the prospectuses and statements of additional information of each Underlying Fund, which are available free of charge by telephoning the Distributor at 1-800-426-0107.

Underlying Fund Risks

Because each Wealth Management Plus Target Date Fund intends to invest primarily in Underlying Funds, the risks associated with investing in each Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of each Wealth Management Plus Target Date Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

Each Wealth Management Plus Target Date Fund’s net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with each Fund correlate to those of a particular Underlying Fund will depend upon the extent to which each Wealth Management Plus Target Date Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. Each Wealth Management Plus Target Date Fund’s investment in a particular Underlying Fund may exceed 25% of its assets. To the extent that a Wealth Management Plus Target Date Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund. For more information about the risks associated with Underlying Funds, please see the Trust’s Statement of Additional Information and the Underlying Funds’ prospectuses, which may be obtained free of charge by telephoning the Distributor at 1-800-426-0107.

Allocation Risk

Each Wealth Management Plus Target Date Fund’s investment performance depends upon how its assets are primarily allocated and reallocated among particular Underlying Funds and other investments according to each Wealth Management Plus Target Date Fund’s asset allocation targets and ranges. A principal risk of investing in each Wealth Management Plus Target Date Fund is that the Sub-Adviser will make less than optimal or poor asset allocation decisions and/or that the Sub-Adviser will make less than optimal or poor decisions in selecting the Underlying Funds and other investments in which each Wealth Management Plus Target Date Fund invests. The Sub-Adviser attempts to identify asset classes and sub-classes represented by the Underlying Funds and other investments that will provide consistent, quality performance for each Wealth Management Plus Target Date Fund, but there is no guarantee that the Sub-Adviser’s allocation techniques will produce the desired results. It is possible that the Sub-Adviser will focus on Underlying Funds and other investments that perform poorly or underperform other available Wealth Management Plus Target Date Funds under various market conditions. You could lose money on your investment in the Wealth Management Plus Funds as a result of these allocation decisions.

13

Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The PIMCO CommodityRealReturn Strategy Fund, an Underlying Bond Fund in which each Fund may invest, gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures. For more information about the risks to Funds investing in the PIMCO CommodityRealReturn Strategy Fund, please see the Multi-Strategy Trust Statement of Additional Information.

Convertible Securities Risk

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income instruments of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Credit Risk

All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings provided by rating agencies such as Moody’s Investors Services, Inc. (“Moody’s”) and Standard & Poor’s Rating Services (“S&P”). The Funds that invest in fixed income instruments (particularly the Underlying Bond Funds) are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund’s share price and income level. Nearly all fixed income instruments are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or non-U.S. governments. Even certain U.S. Government securities are subject to credit risk. Some Funds may invest 25% or more of their assets in obligations issued by U.S. banks. Such Funds will be subject to bank concentration risks, such as adverse changes in economic and regulatory developments affecting the banking industry that could affect the ability of the banks to meet their obligations.

Currency Risk

The Wealth Management Plus Target Date Funds and many Underlying Funds may invest directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies. To the extent that they do so, these Funds are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of

14

reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investment in foreign currency denominated securities may reduce the returns of such Fund.

Derivatives Risk

The Wealth Management Plus Target Date Funds and many of the Underlying Funds may, but are not required to, use a number of derivative instruments. The Funds may use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, forward contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, a Fund’s portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

A description of the various derivative instruments in which the Funds may invest and the risks associated with each instrument is included in the Fund prospectuses and in the Statement of Additional Information. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leveraging risk, the Funds observe asset segregation requirements to cover their obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered (or “naked”) options.

Lack of Availability. Because the markets for certain derivative instruments (including markets located outside the U.S.) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory considerations.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may accelerate and/or increase the amount of taxes payable by shareholders.

15

Emerging Markets Risk

Certain Funds that invest in non-U.S. securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Certain Funds may invest in the securities of issuers tied economically to countries outside the U.S. with developing or “emerging market” economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among others, Depository Receipts, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent a Fund invests in equity-related instruments it will also be subject to this risk.

A Fund may invest in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that its portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Fixed Income Risk

All of the Funds that invest in fixed income instruments are subject to interest rate risk. Changes in the market values of fixed income instruments are largely a function of changes in the current level of interest rates. The value of a Fund’s investments in fixed income instruments will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income instruments generally rise. Conversely, during periods of rising interest rates, the value of fixed income instruments generally decline.

“Duration” is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, Underlying Bond Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than Underlying Bond Funds with shorter average portfolio durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income instruments with similar durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Also, some Fund portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

Many Funds, including most of the Underlying Bond Funds, may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or “IO” class of a stripped mortgage-backed security) and “zero coupon” securities (fixed income instruments, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Certain of the Funds may invest in securities issued by U.S. Government agencies or government enterprises. Although some of these securities may be guaranteed as to the payment of principal or interest by the relevant enterprise or agency, others may not be guaranteed, and therefore may be riskier than securities guaranteed by the U.S. Treasury.

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Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Similarly, certain Underlying Bond Funds may have more risk because they may invest a substantial portion of their assets in bonds of similar projects or from issuers of the same status. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, a Fund that focuses its investments in a certain type of issuer (e.g., biotechnology, healthcare, and/or technology issuers) is particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”) such as the “technology” or “financial and business services” sectors. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Certain of the Underlying Funds may have more risk because they have a particular geographic or sector focus. An Underlying Fund that holds or obtains exposure to a particular geography, such as Europe or the Far East, may be affected significantly by economic, regulatory or political developments affecting issuers in that geography. Similarly, Underlying Funds that focus its investments in companies that have exposure, directly or indirectly, to a particular sector, such as the eco-sectors or water-related resource sectors, will be impacted more by events or factors affecting those sectors than if their portfolio was more diversified among a number of unrelated sectors and industries. For more information about certain Underlying Funds that may have more risk because of their geographic or sector focus, please see the Multi-Strategy Trust Statement of Additional Information.

Although each Wealth Management Plus Target Date Fund normally invests in a number of different Funds, to the extent that a Fund concentrates a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Fund and any investments in which that Fund concentrates. See “Underlying Funds Risks” above.

High Yield Risk

High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are fixed income instruments rated lower than Baa by Moody’s or BBB by S&P, or unrated securities determined to be of comparable quality. Underlying Bond Funds which invest in high yield securities may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments (credit risk). These securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Bond Fund’s ability to sell them (liquidity risk). If an issuer of a security is in default with respect to interest or principal payments, an Underlying Bond Fund may lose its entire investment.

Index Risk

Because certain Underlying Funds and ETFs invest in derivatives that are linked to the performance of an index, they will be subject to the risks associated with changes in the applicable index. If the applicable index changes, such a Fund could receive lower interest payments (in the case of a debt-related derivative) or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Interest Rate Risk

Interest rate risk is the risk that fixed income instruments will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income instruments held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income instruments with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income instruments with similar durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

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IPO Risk

Certain Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to a Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of each Fund during periods when Funds are unable to invest significantly or at all in IPOs may be lower than during period when the Funds are able to do so. In addition, as a Fund increases in size, the impact of IPOs on that Fund’s performance will generally decrease.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

Many of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing an Fund from selling out of these illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Adviser, and the advisers, sub-advisers and individual portfolio managers of the Funds will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results. The Sub-Adviser is newly formed and registered as an investment adviser and has no performance record. Although many of the investment professionals and senior personnel at the Sub-Adviser have significant industry experience at other Allianz entities and elsewhere, the Sub-Adviser only recently registered as an investment adviser and, prior to the inception of the Funds, had not previously managed registered investment companies or other client accounts.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income instruments may decline due to changes in interest rates, lack of liquidity or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income instruments and the Underlying Stock Funds are particularly sensitive to these market risks.

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Mortgage-Related and Other Asset-Backed Risk

Most of the Underlying Bond Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed-rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed-rate mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is known as prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Non-U.S. Investment Risk

Many Funds invest in securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). These Funds may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. Funds that invest primarily in non-U.S. securities will be explicitly subject to these risks. The securities markets of many countries outside the U.S. are relatively small, with a limited number of companies representing a small number of industries. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of countries outside the U.S. differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a country outside the U.S. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined geographic area such as Eastern Europe, South Africa or Asia, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. Adverse conditions in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, a Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. Certain Underlying Bond Funds may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

REIT and Real Estate-Linked Derivative Risk

A Fund that invests in REITs or real estate-linked derivative instruments is subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, the Fund will bear not only its proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. An Fund’s investments in REIT equity securities could cause that Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Short Selling Risk

To the extent a Fund makes use of short sales for investment and risk management purposes, it will be subject to Short Selling Risk. One of the Underlying Funds, the NACM Global Equity 130/30 Fund, utilizes short sales as a principal investment strategy Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. Such a Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses that Fund pays in connection with the short sale. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A Fund may engage in short sales where it does not own or have the right to acquire the security sold short at no additional cost. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by a Fund of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to that Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund and other Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

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Smaller Company Risk

The general risks associated with investing in equity securities and fixed income instruments and liquidity risk are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Funds that invest in companies with medium-sized market capitalizations may also have significant exposure to these risks.

Variable Distribution Risk

Because a significant portion of securities held by certain Underlying Bond Funds may have variable or floating interest rates, the amounts of the Underlying Bond Fund’s periodic distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease. Because of the nature of distributions received by the Underlying Stock Funds, it is expected that the Underlying Stock Funds, to the extent they make distributions, will make them in varying amounts.

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Underlying Funds

Because the Funds intend to invest their assets primarily in some or all Underlying Funds as discussed above, and none of the Underlying Funds are offered in this prospectus, the following provides a general description of the main investments and other information about the Underlying Funds. At the discretion of the Manager and without shareholder approval, the Funds may invest in additional Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Funds or other affiliated and non-affiliated funds created in the future. For a complete description of an Underlying Fund, please see the Statement of Additional Information and the Underlying Fund prospectuses, which are available free of charge by telephoning the Distributor at 1-800-426-0107.

Equity Fund-of-Funds Investments

The equity portion of the Wealth Management Plus Target Date Funds’ investments in Underlying Funds will be allocated among a number of Underlying Stock Funds which represent a broad range of equity-based asset classes and sub-classes and a variety of investment objectives and strategies. By allocating assets among these Underlying Stock Funds, the equity portion of the Funds’ investments can be diversified in multiple ways, including the following:

By Investment Style/Category

•	Growth

•	Blend

•	Income & Equity

•	Value

•	Sector-Related

•	Alternative Strategies

By Region

•	Global

•	International

By Size

•	Large-Cap

•	Mid-Cap

•	Small-Cap

Fixed Income Fund-of-Funds Investments

The fixed income portion of the Wealth Management Plus Target Date Funds’ investments in Underlying Funds will be allocated among a number of Underlying Bond Funds which represent a broad range of fixed income-based asset classes and sub-classes and a variety of investment objectives and strategies. By allocating assets among these Underlying Bond Funds, the fixed income portion of these Funds’ investments can be diversified in multiple ways, including the following:

By Sector/Investment Specialty

•	Governments

•	Mortgages

•	Corporate

•	Inflation-Indexed

•	Commodity

By Region

•	U.S. Fixed Income

•	Developed Non-U.S. Fixed Income

•	Emerging Markets Fixed Income

By Credit Quality

•	Investment Grade/Money Market

•	Medium Grade

•	High Yield

By Duration

•	Long-Term

•	Intermediate-Term

•	Short-Term

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Underlying Stock Funds

The following provides a concise description of the investment objectives, main investments and other information about each Underlying Stock Fund. For more information about these Funds, please see the applicable Statement of Additional Information and the Underlying Stock Fund prospectuses. These summaries are qualified in their entirety by reference to the prospectuses and applicable Statement of Additional Information, which are available free of charge by telephoning the Distributor at 1-800-426-0107.

Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Growth Stock Funds

CCM Capital Appreciation	Growth of capital	Larger capitalization common stocks	75–95	$3 billion or more

CCM Emerging Companies	Long-term growth of capital	Smaller capitalization common stocks	75–120	At least $100 million and at or below the highest capitalization of companies represented in the Russell 2000 Index

CCM Focused Growth	Long-term growth of capital	Common stocks of companies in the Russell 1000 Growth Index	35–45	$100 million or more

CCM Mid-Cap	Growth of capital	Medium capitalization common stocks	75–95	Same as the Russell Midcap Index

NACM Growth	Long-term capital appreciation	Large capitalization equity securities	50–80	$5 billion or more

NACM Mid-Cap Growth	Maximum long-term capital appreciation	Medium capitalization common stocks	80–100	Same as the Russell Midcap Growth Index

OCC Growth	Long-term growth of capital; income is an incidental consideration	Larger capitalization common stocks	40–60	$5 billion or more

OCC Opportunity	Capital appreciation; no consideration is given to income	Smaller capitalization common stocks	70–110	Less than $2 billion

OCC Target	Capital appreciation; no consideration is given to income	Medium capitalization common stocks	Up to 100	Between $1 billion and $10 billion

RCM Large-Cap Growth	Long-term capital appreciation	Large capitalization equity securities	45–85	$4 billion or more

RCM Mid-Cap	Long-term capital appreciation	Small to medium capitalization equity securities	85–125	Same as the Russell Midcap Growth Index

RCM Small-Cap Growth	Long-term capital appreciation	Smaller capitalization equity securities	75–150	Companies with market capitalizations at or below the highest market capitalization represented in either or both of the Russell 2000 Index and the S&P SmallCap 600 Index

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Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Growth Stock Funds

RCM Strategic Growth	Capital appreciation	Equity and equity-related instruments	40–150	All capitalizations

Income & Equity Funds

NACM Income & Growth	Total return comprised of current income, current gains and capital appreciation	Combination of common stocks and other equity securities, debt securities and convertible securities	100–300	All capitalizations

OCC Equity Premium Strategy	Long-term growth of capital and current income	Large capitalization common stocks; written call options	40–80	Greater than $5 billion

Value Stock Funds

NFJ All-Cap Value	Long-term growth of capital and income	Undervalued common stocks in a broad range of capitalizations	35–50	All capitalizations

NFJ Dividend Value	Long-term growth of capital and income	Income producing common stocks with potential for capital appreciation	40–60	Greater than $3.5 billion

NFJ Large-Cap Value	Long-term growth of capital and income	Undervalued large capitalization common stocks	40–60	Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

NFJ Mid-Cap Value	Long-term growth of capital and income	Undervalued medium capitalization common stocks	35–50	Bottom 800 of the 1,000 largest capitalization North American companies traded on U.S. securities markets

NFJ Small-Cap Value	Long-term growth of capital and income	Undervalued small capitalization common stocks	100–150	Between $100 million and $3.5 billion

OCC Renaissance	Long-term growth of capital and income	Undervalued stocks with improving business fundamentals	50–100	All capitalizations

International Stock Funds

NACM Emerging Markets Opportunities	Maximum long-term capital appreciation	Emerging market stocks	125–150	All capitalizations

NACM International	Maximum long-term capital appreciation	Companies located in the developed countries represented in the MSCI EAFE Index.	100–150	All capitalizations

NACM Pacific Rim	Long-term growth of capital	Equity securities of Pacific Rim companies	75–125	All capitalizations

NFJ International Value	Long-term growth of capital and income	Undervalued equity securities of non-U.S. companies with capitalizations greater than $1 billion	40–60	Greater than $1 billion

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Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
International Stock Funds

RCM International Growth Equity	Long-term capital appreciation	Equity securities of companies worldwide	50–115	In excess of $1 billion

Sector-Related Stock Funds

RCM Global Resources	Long-term capital appreciation	Equity securities of U.S. and non-U.S. natural resources companies	25–75	All capitalizations

RCM Technology	Long-term capital appreciation	Equity securities of U.S. and non-U.S. technology-related companies	30–120	Greater than $500 million

Global Stock Funds

NACM Global	Maximum long-term capital appreciation	Equity securities of U.S. and non-U.S. companies	75–125	All capitalizations

RCM Global Small-Cap	Long-term capital appreciation	Smaller capitalization equity securities	75–150	Same as the MSCI World Small-Cap Index

Allianz Multi-Strategy Trust Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Blend Stock Fund

RCM Disciplined Equity	Long-term capital appreciation	Equity securities of U.S. companies	50–80	Greater than $1.5 billion

Global Stock Fund

RCM All Horizons	Long-term capital appreciation	Equity securities of companies worldwide	25–45	All capitalizations

International Stock Fund

NACM International Growth	Maximize long-term capital appreciation	Equity securities of non-U.S. growth companies	50-100	All capitalizations

RCM International Opportunities	Long-term capital appreciation	Equity securities of non-U.S. companies	40–80	All capitalizations

Sector-Related Stock Funds

RCM Global EcoTrendsSM	Long-term growth of capital	Equity securities of companies worldwide with exposure to EcoEnergy, Pollution Control and/or Clean Water sectors	50–80	All capitalizations

RCM Global Water	Long-term capital appreciation	Equity securities of water-related companies worldwide	25–50	All capitalizations

Alternative Strategies

NACM Global Equity 130/30	Long-term capital appreciation	Long and short positions in equity securities of companies worldwide	60-130 long positions 40-70 short positions	All capitalizations

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Underlying Bond Funds

The investment objective of each Underlying Bond Fund (except as provided below) is to seek to realize maximum total return, consistent with preservation of capital and prudent investment management. The “total return” sought by most of the Underlying Bond Funds will consist of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The investment objective of PIMCO Real Return Fund is to seek to realize maximum real return, consistent with preservation of real capital and prudent investment management. “Real return” is a measure of the change in purchasing power of money invested in a particular investment after adjusting for inflation. The investment objective of each of PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. PIMCO Money Market Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so.

Fixed Income Instruments

“Fixed Income Instruments,” as used generally in this prospectus, includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);

•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

•	mortgage-backed and other asset-backed securities;

•	inflation-indexed bonds issued both by governments and corporations;

•	structured notes, including hybrid or “indexed” securities and event-linked bonds;

•	loan participations and assignments;

•	delayed funding loans and revolving credit facilities;

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;

•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, an Underlying Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than an Underlying Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Moody’s, S&P or Fitch. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by the PIMCO:

•	high quality

•	investment grade

•	below investment grade (“high yield securities” or “junk bonds”)

The following provides a concise description of the main investments of and other information relating to each Underlying Bond Fund. For more information about these Underlying Bond Funds, please see the Statement of Additional Information (including the summary descriptions of the Underlying Bond Funds contained therein) and the Underlying Bond Fund prospectuses for PIMCO Funds. These summaries are qualified in their entirety by reference to the prospectuses and Statement of Additional Information for PIMCO Funds, which is available free of charge by telephoning the Distributor at 1-800-426-0107.

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds

PIMCO Floating Income	Variable and floating-rate Fixed Income Instruments and their economic equivalents	1 year	Caa to Aaa; max 10% below B	No Limitation

PIMCO Low Duration	Short maturity Fixed Income Instruments	1–3 years	B to Aaa; max 10% below Baa	0–30%

PIMCO Low Duration II	Short maturity Fixed Income Instruments with quality and non-U.S. issuer restrictions	1–3 years	A to Aaa	0%

PIMCO Low Duration III	Short maturity Fixed Income Instruments with prohibitions on firms engaged in socially sensitive practices	1–3 years	B to Aaa; max 10% below Baa	0–30%

PIMCO Money Market	Money market instruments	90 days dollar-weighted average maturity	Min 95% Prime 1; 5% Prime 2	0%

PIMCO Short-Term	Money market instruments and short maturity Fixed Income Instruments	1 year	B to Aaa; max 10% below Baa	0–10%

Intermediate Duration Bond Funds

PIMCO High Yield	Higher-yielding Fixed Income Instruments	+/- 2 years of its benchmark	Caa to Aaa; min 80% below Baa subject to Max 5% Caa	0–20%

PIMCO Moderate Duration	Short and intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Total Return	Intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Total Return II	Intermediate maturity Fixed Income Instruments with quality, non-U.S. issuer restrictions	+/- 2 years of its benchmark	Baa to Aaa	0%

PIMCO Total Return III	Intermediate maturity Fixed Income Instruments with prohibitions on firms engaged in socially sensitive practices	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO GNMA	Short and intermediate maturity mortgage-related fixed income instruments issued by the Government National Mortgage Association	1–7 years	Baa to Aaa; max 10% below Aaa	0%

PIMCO Mortgage-Backed Securities(5)	Short and intermediate maturity mortgage-related Fixed Income Instruments	1–7 years	Baa to Aaa; max 10% below Aaa	0%

PIMCO Investment Grade Corporate Bond	Corporate fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Diversified Income	Investment grade corporate, high yield and emerging market Fixed Income Instruments	3–8 years	Max 10% below B	No Limitation

Income Fund

PIMCO Income	Broad range of Fixed Income Instruments	2-8 years	Caa to Aaa; max 50% below B	No limitation

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Absolute Return Fund

PIMCO Unconstrained Bond	Broad range of Fixed Income Instruments	(-3) to 8 years	Max 40% below Baa	No limitation

Long Duration Bond Funds

PIMCO Long-Term U.S. Government	Long-term maturity fixed income instruments	8 years	A to Aaa	0%

PIMCO Long Duration Total Return	Long-term maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Extended Duration	Long-term maturity Fixed Income Instruments	+/- 3 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

International Bond Funds

PIMCO Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	25–75%(3)

PIMCO Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	80%(3)

PIMCO Emerging Local Bond	Fixed Income Instruments denominated in currencies of non-U.S. countries	+/- 2 years of its benchmark	Max 15% below B	80%(3)

PIMCO Emerging Markets Bond	Emerging market Fixed Income Instruments	8 years	Max 15% below B	80%(3)

PIMCO Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	25–75%(3)

PIMCO Foreign Bond (Unhedged)	Intermediate maturity non-U.S. Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	80%(3)

PIMCO Developing Local Markets	Currencies or Fixed Income Instruments denominated in currencies of non-U.S. countries	8 years	Max 15% below B	80%(3)

PIMCO Global Advantage Fund	U.S. and non-U.S. fixed income instruments	8 years	Max 15% below B	No Limitation

Real Return Bond Funds

PIMCO Real Return	Inflation-indexed Fixed Income Instruments	+/- 3 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

Real Return Bond Funds

PIMCO Commodity- RealReturn Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other Fixed Income Instruments	10 years	B to Aaa; max 10% below Baa	0–30%

PIMCO Real Return Asset	Inflation-indexed fixed income instruments	+/- 4 years of its benchmark	B to Aaa; max 20% below Baa	0–30%

PIMCO RealEstate- RealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other Fixed Income Instruments	10 years	B to Aaa; max 10% below Baa	0–30%

Tax-Exempt Bond Funds

PIMCO California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3-7 years	B to Aaa; max 10% below Baa	0%

27

PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Tax-Exempt Bond Funds

PIMCO California Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal and California income tax)	3 years	Caa to Aaa; max 10% below Baa	0%

PIMCO High Yield Municipal Bond	Intermediate to long-term maturity high yield municipal securities (exempt from federal income tax)	4-11 years	No limitation	0%

PIMCO Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3–10 years	Ba to Aaa; max 10% below Baa	0%

PIMCO New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3-12 years	B to Aaa; max 10% below Baa	0%

PIMCO Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	3 years	Baa to Aaa	0%

Convertible Funds

PIMCO Convertible	Convertible securities	N/A	Max 20% below B	0–30%

Domestic Equity-Related Funds

PIMCO Fundamental Advantage Tax Efficient Strategy	Long exposure to Enhanced RAFITM 1000 hedged by short exposure to S&P 500 stock index, backed by a portfolio of Fixed Income Instruments, a substantial portion of which is comprised of high yield municipal securities	4-11 years	No limitation	No limitation

PIMCO Fundamental Advantage Total Return Strategy	Long exposure to Enhanced RAFITM 1000 hedged by short exposure to S&P 500 stock index, backed by a portfolio of Fixed Income Instruments	1-2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO Fundamental IndexPLUS™	Enhanced RAFITM 1000 derivatives backed by a portfolio of short-term Fixed Income Instruments	1 year	B to Aaa; max 10% below Baa	0–30%

Domestic Equity-Related Funds

PIMCO Fundamental IndexPLUS™ TR	Enhanced RAFITM 1000 derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO StocksPLUS® Total Return	S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

Small Cap StocksPLUS® TR	Russell 2000® Index derivatives backed by a diversified portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO StocksPLUS® TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO StocksPLUS®	S&P 500 stock index derivatives backed by a portfolio of short-term Fixed Income Instruments	1 year	B to Aaa; max 10% below Baa	0–30%

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
International Equity-Related Funds

PIMCO European StocksPLUS® TR Strategy	European equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy	Far Eastern (excluding Japan) equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged)	Non-U.S. equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO International StocksPLUS® TR Strategy (Unhedged)	Non-U.S. equity derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO Japanese StocksPLUS® TR Strategy	Japanese equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

(1)	As rated by Moody’s, S&P’s or Fitch, or if unrated, determined by Pacific Investment Management Company to be of comparable quality.
(2)

Each Underlying Bond Fund (except PIMCO Long-Term U.S. Government, PIMCO Total Return II, PIMCO Low Duration II, PIMCO Municipal Bond, PIMCO Short Duration Municipal Income and PIMCO StocksPLUS Municipal-Backed Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	Limitation with respect to the Underlying Fund’s fixed income investments. The Underlying Fund may invest without limit in equity securities denominated in non-U.S. currencies.
(5)	Effective July 31, 2007, the Underlying Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.
(6)

The Lehman Brothers U.S. Aggregate Index (“LBAG”) covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Each Underlying Bond Fund invests at least 65% (80% for some Underlying Bond Funds) of its assets in the following types of securities, which, unless provided above, may be issued by domestic or non-U.S. entities and denominated in U.S. dollars or other currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

Other Investment Practices of the Underlying Funds

In addition to purchasing the securities listed above under “Fund Focus” or “Main Investments,” some or all of the Underlying Funds may to varying extents: lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options (including uncovered, or “naked” options) on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in non-U.S. securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and the other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The Funds are indirectly subject to some or all of these risks to varying degrees because they invest primarily in the Underlying Funds. For further information concerning the investment practices of and risks associated with the Underlying Funds, please see “Investment Objectives and Policies” in the Statement of Additional Information, the Underlying Fund Summaries included in the Statement of Additional Information and the Underlying Fund prospectuses, which are available free of charge by telephoning the Distributor at 1-800-426-0107.

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Additional Underlying Funds

In addition to the Underlying Funds listed above, the Funds may invest in additional Underlying Funds, including those that may become available for investment in the future, at the discretion of the Sub-Adviser and without shareholder approval.

Management of the Funds

Investment Manager

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for the Funds. Subject to the supervision of the Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Manager is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Manager provides investment management and advisory services to open- end mutual funds and closed-end funds. The Manager is a wholly owned indirect subsidiary of Allianz and of Allianz SE, a publicly-traded European insurance and financial services company. As of [September 30, 2008], the Manager and its investment management affiliates had approximately $[            ] billion in assets under management.

The Manager may retain affiliates to provide various administrative and other services required by the Funds.

Sub-Adviser

Allianz Global Investors Solutions LLC (“AGI Solutions” or the “Sub-Adviser”) selects the Underlying Funds and other investments in which the Funds may invest and allocates the Funds’ assets among the Underlying Funds and other investments. AGI Solutions is located at 600 West Broadway, San Diego, CA 92101. As of [September 30, 2008], AGI Solutions had approximately $[            ] billion in assets under management. AGI Solutions provides advisory services to mutual funds and institutional accounts, and may also provide consulting and research services. Although many of the investment professionals and senior personnel at the Sub-Adviser have significant industry experience at other Allianz entities and elsewhere, the Sub-Adviser only recently registered as an investment adviser and, prior to the inception of the Funds, had not previously managed registered investment companies or other client accounts.

Paul Pietranico and Stephen Sexauer are the individuals at AGI Solutions primarily responsible for selecting and allocating the Funds’ assets among the Underlying Funds and other investments. The following provides information about Messrs Pietranico and Sexauer. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of the securities of the Funds.

Portfolio Managers	Since	Recent Professional Experience
Paul Pietranico	2008	Portfolio manager focused on manager selection (for multi-manager strategies) and portfolio construction since June 23, 2008. He joined Allianz Global Investors of America L.P. in June 2005 as director of the investment manager due diligence, risk analysis and performance reporting teams. Prior to that, he worked at the Center for Investment Research at Charles Schwab & Co. where he was a director of quantitative mutual fund research and portfolio construction. He worked on the quantitative research and modeling work for Schwab’s proprietary predictive rating system for open-ended mutual funds. He also spent a significant number of years working on research projects relating to Schwab’ investment advice offering including investment advice software tools for retirement planning, portfolio simulation, risk analysis, asset allocation and portfolio construction. He started his career at Schwab as a mutual fund due diligence analyst. Mr. Pietranico holds a BS in physics, an MA in philosophy of science and an MS in Engineering Economic Systems & Operations Research, each from Stanford University.

Stephen Sexauer	2008	Chief Investment Officer of AGI Solutions since June 23, 2008. From April 2007-June 2008, Mr. Sexauer was a Managing Director of Allianz Global Investors of America LLC and from May 2003-April 2004, he was a Managing Director and Portfolio Manager of Nicholas-Applegate Capital Management, LLC. Prior to that, he was a Portfolio Manager at Morgan Stanley Investment

30

Portfolio Managers	Since	Recent Professional Experience
Management from July 1989-March 2002. Mr. Sexauer worked at Salomon Brothers in Fixed Income sales from April 1988-June 1989 and in Technology Systems from November 1986-April 1988. Mr. Sexauer worked in Economic Consulting at Merrill Lynch Economics from June 1982-April 1985 and at Wharton Econometrics from June 1982-April 1985. Mr. Sexauer holds an MBA from the University of Chicago and a BS from the University of Illinois.

Management Fees

Each Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Advisers in return for their services.

In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.

The Funds commenced operations during the current fiscal year, and they have agreed to pay monthly management fees to the Manager at the following annual rates (stated as a percentage of average daily net assets):

Fund	Management Fees
Allianz Wealth Management Plus Retirement Fund	0.75%
Allianz Wealth Management Plus 2015 Fund	0.80%
Allianz Wealth Management Plus 2020 Fund	0.80%
Allianz Wealth Management Plus 2030 Fund	0.85%
Allianz Wealth Management Plus 2040 Fund	0.85%
Allianz Wealth Management Plus 2050 Fund	0.85%

A discussion regarding the basis for the approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and each Fund, and the sub-advisory agreement between Allianz Global Fund Management and AGI Solutions with respect to the Funds will be available in the semi-annual report to shareholders for the fiscal period ending May 31, 2009.

For each Fund, the Manager has contractually agreed to waive a portion of its Management Fee with respect to Fund assets that are attributable to investments in Underlying Funds, such that the unwaived fee amount paid with respect to such assets equals 0.15% of the portion of the average daily net assets of the Fund attributable to investments in Underlying Funds. This waiver may not be terminated by the Manager and will remain in effect for as long as the Manager manages the Fund, unless it is sooner terminated or adjusted by the Board of Trustees. Similarly, the Manager has contractually agreed to waive, through at least December 31, 2009, an additional portion of its Management Fee with respect to Fund assets that are attributable to investments in Other Acquired Funds, such that the unwaived fee amount paid with respect to such assets equals 0.15% of the portion of the average daily net assets of the Fund attributable to investments in Other Acquired Funds. Notwithstanding the foregoing, the Manager will continue to receive its full Management Fee (subject to any additional waivers such as set forth below) on assets invested in direct investments other than Underlying Funds or Other Acquired Funds.

In addition, the Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% and [    ]% of the Fund’s average net assets attributable to Class A and Class C shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

31

Underlying Fund Expenses

The expenses associated with investing in a “fund of funds,” such as the Funds, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level.

The Fund are structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

•	The Funds’ management fees payable to the Manager are reduced (as described above) to offset certain fees payable by Underlying Funds.

•	The Funds invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following tables summarize the annual expenses borne by Institutional Class shareholders of the Underlying Funds (based on expenses incurred during the most recent fiscal year, unless otherwise indicated). Because the Funds invests in Institutional Class shares of the Underlying Funds, shareholders of the Funds indirectly bear a proportionate share of these expenses, depending upon how the Funds’ assets are allocated from time to time among the Underlying Funds. See “Fees and Expenses of the Fund” in the Fund Summary above.

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees		Administrative Fees		Other Expenses(1)		Total Fund Operating Expenses
CCM Capital Appreciation	0.45		[ ]		[ ]		[ ]
CCM Emerging Companies	1.25	(2)	[ ]		[ ]		[ ]
CCM Focused Growth	0.45		[ ]		[ ]		[ ]
CCM Mid-Cap	0.45		[ ]		[ ]		[ ]
NACM Emerging Markets Opportunities	0.90		[ ]		[ ]		[ ]	(3)
NACM Global	0.70		[ ]		[ ]		[ ]
NACM Growth	0.50		[ ]		[ ]		[ ]
NACM Income & Growth	0.65		[ ]		[ ]	(4)	[ ]	(3)
NACM International	0.60		[ ]		[ ]		[ ]
NACM Mid-Cap Growth	0.65		[ ]		[ ]	(4)	[ ]	(3)
NACM Pacific Rim	0.90		[ ]		[ ]		[ ]
NFJ All-Cap Value	0.65		[ ]		[ ]		[ ]
NFJ Dividend Value	0.45	(5)	[ ]		[ ]		[ ]
NFJ International Value	0.60		[ ]		[ ]		[ ]
NFJ Large-Cap Value	0.45		[ ]		[ ]		[ ]
NFJ Mid-Cap Value	0.60		[ ]		[ ]		[ ]	(3)
NFJ Small-Cap Value	0.59	(6)	[ ]		[ ]		[ ]
OCC Equity Premium Strategy	0.60		[ ]		[ ]		[ ]
OCC Growth	0.50		[ ]		[ ]		[ ]
OCC Opportunity	0.65		[ ]		[ ]		[ ]
OCC Renaissance	0.60	(7)	[ ]		[ ]		[ ]
OCC Target	0.55		[ ]		[ ]		[ ]
RCM Global Resources	0.70		[ ]		[ ]		[ ]
RCM Global Small-Cap	1.00		[ ]		[ ]		[ ]
RCM International Growth Equity	0.50%		[ ]	%	[ ]	%	[ ]	%
RCM Large-Cap Growth	0.45		[ ]		[ ]		[ ]
RCM Mid-Cap	0.47		[ ]		[ ]		[ ]

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Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees	Administrative Fees	Other Expenses(1)	Total Fund Operating Expenses
RCM Small-Cap Growth	0.85	[ ]	[ ]	[ ]
RCM Strategic Growth	1.00	[ ]	[ ]	[ ]
RCM Technology	0.90	[ ]	[ ]	[ ]
PIMCO California Intermediate Municipal Bond	0.23	0.22	0.00	0.45
PIMCO California Short Duration Municipal Bond	0.20	0.15	0.00	0.35
PIMCO CommodityRealReturn Strategy	0.49	0.25	0.01	0/75
PIMCO Convertible	0.40	0.25	0.11	0.76
PIMCO Developing Local Markets	0.45	0.40	0.00	0.85
PIMCO Diversified Income	0.45	0.30	0.08	0.83
PIMCO Emerging Local Bond	0.45	0.40	0.00	0.85
PIMCO Emerging Markets Bond	0.45	0.40	0.00	0.85
PIMCO European StocksPLUS® TR Strategy	0.45	0.30	0.78	1.53
PIMCO Extended Duration	0.25	0.25	0.00	0.50
PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy	0.45	0.30	0.77	1.52
PIMCO Floating Income	0.30	0.25	0.01	0.56
PIMCO Foreign Bond (U.S. Dollar-Hedged)	0.25	0.25	0.38	0.88
PIMCO Foreign Bond (Unhedged)	0.25	0.25	0.31	0.81
PIMCO Fundamental Advantage Tax Efficient Strategy	0.64	0.25	0.00	0.89
PIMCO Fundamental Advantage Total Return Strategy	0.64	0.25	0.00	0.89
PIMCO Fundamental IndexPLUS™	0.45	0.25	0.00	0.70
PIMCO Fundamental IndexPLUS™ TR	0.54	0.25	0.00	0.79
PIMCO Global Bond (U.S. Dollar-Hedged)	0.25	0.30	0.47	1.02
PIMCO Global Bond (Unhedged)	0.25	0.30	0.29	0.84
PIMCO GNMA	0.25	0.25	0.45	0.95
PIMCO High Yield	0.25	0.25	0.01	0.51
PIMCO High Yield Municipal Bond	0.30	0.25	0.00	0.55

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Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees	Administrative Fees	Other Expenses(1)	Total Fund Operating Expenses
PIMCO Income	0.25	0.20	1.04	1.49
PIMCO Int’l StocksPLUS® TR Strategy (U.S. Dollar Hedged)	0.45	0.30	0.76	1.51
PIMCO Int’l StocksPLUS® TR Strategy (Unhedged)	0.39	0.25	0.64	1.28
PIMCO Investment Grade Corporate Bond	0.25	0.25	0.07	0.57
PIMCO Japanese StocksPLUS® TR Strategy	0.45	0.30	0.68	1.43
PIMCO Long Duration Total Return	0.25	0.25	0.00	0.50
PIMCO Long Term U.S. Government	0.23	0.25	0.00	0.48
PIMCO Low Duration	0.25	0.18	0.00	0.43
PIMCO Low Duration II	0.25	0.25	0.01	0.51
PIMCO Low Duration III	0.25%	0.25%	0.04%	0.54%
PIMCO Moderate Duration	0.25	0.20	0.00	0.45
PIMCO Money Market	0.12	0.20	0.00	0.32
PIMCO Mortgage-Backed Securities(8)	0.25%	0.25%	0.70%	1.20%
PIMCO Municipal Bond	0.23	0.24	0.08	0.55
PIMCO New York Municipal Bond	0.23	0.22	0.00	0.45
PIMCO Real Return Asset	0.35	0.25	0.01	0.61
PIMCO Real Return	0.25	0.20	0.00	0.45
PIMCO RealEstate-RealReturn Strategy	0.49	0.25	0.00	0.74
PIMCO Short Duration Municipal Income	0.20	0.15	0.00	0.35
PIMCO Short-Term	0.25	0.20	0.01	0.46
PIMCO Small Cap StocksPLUS® TR	0.44	0.25	0.00	0.69
PIMCO StocksPLUS®	0.25	0.25	0.09	0.59
PIMCO StocksPLUS® Long Duration	0.35	0.24	0.02	0.61
PIMCO StocksPLUS® Total Return	0.39	0.25	0.00	0.64
PIMCO StocksPLUS® TR Short Strategy	0.44	0.25	0.00	0.69
PIMCO Total Return	0.25	0.18	0.06	0.49
PIMCO Total Return II	0.25	0.25	0.32	0.82
PIMCO Total Return III	0.25	0.25	0.25	0.75

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Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees	Administrative Fees	Other Expenses(1)	Total Fund Operating Expenses
PIMCO Unconstrained Bond	0.60	0.30	0.02	0.92

(1)	Other Expenses includes expenses (e.g., organizational expenses, interest expenses and pro rata trustee fees) attributable to the Institutional Class shares of the Underlying Funds. For certain Underlying Funds in their initial fiscal year, Other Expenses are based on estimated amounts.
(2)	Effective January 1, 2008, the Underlying Fund’s Advisory Fee was reduced by 0.05% to 1.20%. In addition, effective July 1, 2008, the Underlying Fund’s Advisory Fee will be further reduced by 0.05% to 1.15%. These Advisory Fee reductions will continue until at least December 31, 2008.
(3)	The Advisory Fee for the Underlying Fund does not reflect a voluntary fee waiver of .05% currently in effect. While the fee waiver is in effect, the actual Advisory Fee will be ..55%.
(4)	Based upon estimated amounts for the Underlying Fund’s initial fiscal year ending June 30, 2008.
(5)	Effective January 1, 2008, the Underlying Fund’s Advisory Fee became subject to a reduction of 0.025% on assets in excess of $7.5 billion and an additional 0.025% on assets in excess of $10 billion, each based on the Underlying Fund’s average daily net assets.
(6)	The CommodityRealReturn Strategy Fund’s subsidiary (the “Subsidiary”) has entered into a separate contract with PIMCO for the Management of the subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and the administration fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Underlying Fund in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary (as described above). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.
(7)	Effective January 1, 2007, the Underlying Fund’s advisory fee became subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Underlying Fund’s average daily net assets.
(8)	Effective July 31, 2007, the Underlying Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.

	Annual Underlying Fund Expenses (Based on the average daily net assets attributable to a Fund’s Institutional Class shares):

Underlying Fund	Management Fees(1)	Other Expenses(2)		Total Fund Operating Expenses
NACM Global Equity 130/30	1.10%	1.25	%(3)	2.35	%(5)
NACM International Growth	0.85%	1.35%		1.20	%(6)
RCM All Horizons	0.95%	0.35	%(3)	1.30	%(5)
RCM Disciplined Equity	0.70%	0.28	%(3)	0.98	%(5)
RCM Global EcoTrendsSM	1.00%	0.30	%(3)	1.30	%(5)
RCM Global Water	0.95%	0.30	%(3)	1.25	%(5)
RCM International Opportunities	0.85%	0.35	%(3)	1.20	%(5)

(1)

While the Allianz Funds and PIMCO Funds have an advisory fee and administrative fee, Allianz Multi-Strategy Funds have a combined Management Fee, which is paid by an Underlying Fund to Allianz Global Fund Management in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

(2)

Other Expenses includes expenses (e.g., interest expenses and pro rata trustee fees) attributable to the Institutional Class shares of the Underlying Funds. For certain Underlying Funds in their initial fiscal year, Other Expenses are based on estimated amounts.

(3)	Based upon estimated amounts for the Underlying Fund’s initial fiscal year ending November 30, 2008.
(4)	Based upon estimated amounts for the Underlying Fund’s initial fiscal year ending November 30, 2009.
(5)	Total Annual Fund Operating Expenses do not include organizational expenses, all of which were or would be incurred during the Underlying Fund’s initial fiscal year.
(6)

Reflects the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses, exceed 1.20% during the Fund’s initial fiscal year.

Potential Conflicts of Interest

The Sub-Adviser has broad discretion to allocate and reallocate the Funds’ assets among the Underlying Funds consistent with the Funds’ investment objectives and policies and asset allocation targets and ranges. Although the Funds do not pay an investment advisory fee for the asset allocation services, the Sub-Adviser does receive a fee from the Manager (as described below), and both the Manager and the Sub-Adviser indirectly receive fees (including investment advisory and administrative fees) from the Underlying Funds in which the Funds invest. In this regard, the Manager and the Sub-Adviser may have an incentive to invest the Funds’ assets in Underlying Funds they manage or sub-advise, as the case may be. Similarly, the Manager has a financial incentive for the Funds’ assets to be invested in Underlying Funds with higher fees than other Underlying Funds, even if it believes that alternate investments would better serve the Funds’ investment program. Additionally, because the Manager has agreed to waive part of its Management

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Fee with respect to assets invested in Underlying Funds, the Manager may have an incentive to maximize direct investment outside of Underlying Funds. However, this fee waiver is intended to address the potential conflict of interest as to the incentive of the Manager and the Sub-Adviser to invest the Funds’ assets in Underlying Funds they manage or sub-advise. The Sub-Adviser and the Manager are legally obligated to disregard those incentives in making asset allocation decisions for the Funds. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the Underlying Funds of the Trust.

Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Manager. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, the Fund, various Underlying Funds and other affiliated investment companies, the Fund’s and the Underlying Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by shareholders of the Fund and the Underlying Funds.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund and the Underlying Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Fund and the Underlying Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund and the Underlying Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds and the Underlying Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-adviser to perform their respective contracts with respect to the Funds and the Underlying Funds.

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Investment Options—Class A and C Shares

The Trust offers investors Class A and Class C shares of the Funds in this Prospectus. Each class of shares is subject to different types and levels of sales charges and other fees than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide” below.

Class A Shares

•	You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

•

You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

•	Class A shares are subject to lower 12b-1 fees than Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class C shareholders.

•

You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a [1]% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

•

A Redemption Fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 7 days after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

Class C Shares

•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

•

You normally pay a CDSC of 1.00% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

•

A Redemption Fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 7 days after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

All Classes

Some or all of the payments described below are paid or “reallowed” to financial intermediaries. See the Statement of Additional Information and the Guide for details. The following provides additional information about the sales charges and other expenses associated with Class A and Class C shares.

Initial Sales Charges—Class A Shares

This section includes important information about sales charge reduction programs available to investors in Class A shares of the Funds and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. Investors who purchase $1,000,000 or more of the Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of 1.00% if they redeem such shares during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

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Initial Sales Charge—Class A Shares

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price
$0–$49,999	5.82%	5.50%
$50,000–$99,999	4.71%	4.50%
$100,000–$249,999	3.63%	3.50%
$250,000–$499,999	2.56%	2.50%
$500,000–$999,999	2.04%	2.00%
$1,000,000 +	0.00%	0.00%

Investors in the Funds may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one of more funds that are series of Allianz Funds, the Trust or PIMCO Funds (other than the PIMCO Money Market Fund) that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Guide.

Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sales charge on Class A shares (the “Right of Accumulation” or “Cumulative Quality Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor for purposes of determining the applicable front-end sales charge.

The term “Qualifying Investor” refers to:

(i) an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)

or

(ii) a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved

or

(iii) an employee benefit plan of a single employer

•

For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

Please see the Guide for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the Guide.

Method of Valuation of Accounts. To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

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Sales at Net Asset Value. In addition to the programs summarized above, the Fund may sell its Class A shares at NAV without an initial sales charge to trustees of the Fund or the Underlying Funds; employees of the Adviser and Distributor; certain types of accounts or account holders, including, but not limited to: employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Fund issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Required Shareholder Information and Records. In order for investors in Class A shares of the Fund to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Fund or other Eligible Funds held in:

•	all of the investor’s accounts held directly with the Trust or through a financial intermediary;

•	any account of the investor at another financial intermediary; and

•	accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge, on the Fund’s Web site at www.allianzinvestors.com, information regarding eliminations of and reductions in sales loads associated with Eligible Funds.

Class C Shares

As discussed above, Class C shares of the Fund are not subject to an initial sales charge.

Contingent Deferred Sales Charges (CDSCs)—Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class C shares of the Fundsthrough a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	1
Thereafter	0

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1.00% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

How CDSCs are Calculated

Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share. CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

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For example, the following illustrates the operation of the Class C CDSC:

•

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class C shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class C CDSC would be $100.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide” below.

Distribution and Servicing (12b-1) Plans

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of a Fund’s average daily net assets attributable to the particular class of shares):

	Servicing Fee	Distribution Fee
Class A	0.25%	None
Class C	0.25%	0.75%

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Therefore, although Class C shares may not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares purchased on or before December 31, 2001 or after September 30, 2004 convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class C shares, the financial firms are also paid at the time of your purchase a commission equal to 1.00% of your investment in such share class. Please see the Statement of Additional Information and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, the Manager and their affiliates (for purposes of this sub-section only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other funds of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

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The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds or other Allianz-sponsored funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms. In addition, the Manager may make arrangements for a Fund to make payments, directly or through the Manager or its affiliates, to selected financial intermediaries (such as brokers or third party administrators) for providing certain services with respect to Class A and Class C shares of a Fund in nominee or street name, including, without limitation, the following services: maintaining investor accounts at the financial intermediary level and keeping track of purchases, redemptions and exchanges by such accounts; processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Manager and/or its affiliates. The actual services provided, and the payments made for such services, may vary from firm to firm. For these services, a Fund may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account, and in some cases up to $12 per account for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts, or (ii) an annual fee of up to 0.25%, and in some cases up to 0.35%, of the value of the assets in the relevant accounts. These amounts would be in addition to amounts paid by the Funds to the Trust’s transfer agents or other service providers. These payments may be material to financial intermediaries relative to other compensation paid by a Fund and/or the Distributor, the Manager and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ from amounts paid by a Fund to the Trust’s transfer agents for providing similar services to other accounts. The

Distributor and the Manager do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor. Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolio, the Trust, the Manager and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Funds, the Distributor and the Manager to financial firms, please see the Statement of Additional Information and Guide.

How Fund Shares Are Priced

The net asset value per share (“NAV”) of a Fund’s Class A and Class C shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. The assets of each Fund consist predominantly of shares of the Underlying Funds, which are valued at their respective NAVs. Fund and Underlying Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees of the Funds or an Underlying Stock Fund may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating the NAV of a Fund’s shares, the Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments may be determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from

41

quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments by the Funds and the Underlying Funds having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), a Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees of the Fund (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Funds may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The use of fair value pricing by Funds may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of the Funds’ shares, and NAV of the Fund’s shares, may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and NAV of the Funds’ shares, and NAV of the Fund’s shares, may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund. The calculation of the Funds’ and the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide

More detailed information about the Trust’s purchase, sale and exchange arrangements for Fund shares is provided in the Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide (the “Guide”), which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Automated telephone and wire transfer procedures

•	Automatic purchase, exchange and withdrawal programs

•	Programs that establish a link from your Fund account to your bank account

•	Special arrangements for tax-qualified retirement plans

•	Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares

•	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of a Fund, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC, Redemption Fee or other fee. NAVs are ordinarily determined at the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are

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certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange before the NAV has been calculated and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day’s NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day’s NAV).

Buying Shares

You can buy Class A or Class C shares of the Fund in the following ways:

•

Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

•

Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Guide describes a number of additional ways you can make direct investments, including through the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

An investor should invest in the Funds for long-term investment purposes only. The Trust and the Adviser each reserves the right to refuse purchases if, in the judgment of the Trust or the Adviser, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Investment Minimums

The following investment minimums apply for purchases of Class A and Class C shares.

Initial Investment	Subsequent Investments
$1,000	$100

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans and asset based fee programs, and for special investment programs and plans offered by the Trust, such as the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. Please see the Guide for details.

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Small Account Fee

No small account fee is currently charged.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your accounts with the Trust, Allianz Funds, and PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

You may exchange your Class A Class C shares of the Fund for the same Class of shares of another series of the Trust, Allianz Funds or PIMCO Funds subject to any restrictions on exchanges set forth in the applicable fund’s or series’ prospectus(es). Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund within 7 days after their acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs (without a sales charge), minus any Redemption Fee, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market-timing” strategies may be deemed by the Manager to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A and C shares. Because the Funds and the Underlying Funds will not always be able to detect market timing activity, investors should not assume that the Funds or the Underlying Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds or the Underlying Funds. For example, it is more difficult for the Funds or the Underlying Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide” above.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage a particular Fund.

Certain of the Underlying Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Underlying Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Underlying Funds’ non-U.S. portfolio securities and the determination of such Underlying Funds’ (and the Funds’) net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Underlying Funds’ potential investment in securities of smaller capitalization companies, high-yield securities and securities of issuers located in emerging markets, that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

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The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes Redemption Fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Underlying Funds’ portfolio securities. The purpose of Redemption Fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “How Fund Shares Are Priced” above for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to a Fund on a net basis, conceal the identity of the individual shareholders from a Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for a Fund to identify short-term transactions in the Fund. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Selling Shares

You can sell (redeem) Class A or Class C shares of the Fund in the following ways:

•

Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

•

Directly from the Trust by written request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, Boston Financial Data Services, Inc., 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105.

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You cannot redeem your shares by written request to the Trust if they are held in broker “street name” accounts—you must redeem through your broker.

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If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

•	Telephone requests to the Transfer Agent

•	Allianz Funds and PIMCO Funds Automated Telephone System (ATS)

•	Expedited wire transfers

•	Automatic Withdrawal Plan

•	Allianz Funds and PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC or the Redemption Fee, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund or the Underlying Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions In Kind

The Trust has agreed to redeem shares of Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. If your shares are redeemed in kind, you may incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Investors in Class A and Class C shares of a Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable contingent deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 7 days after their acquisition, including shares acquired through exchanges. The Redemption Fees discussed above are effective for shares acquired (including shares acquired through exchange).

When calculating the Redemption Fee, shares that are not subject to a Redemption Fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

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A new 7-day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Manager or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee. The Funds may be limited in their ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for a Fund to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully reduce or eliminate excessive short-term trading in shares of the Fund, or fully insulate Fund shareholders from associated costs or other dilution of the value of Fund shares. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Funds may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.”

Waivers of Redemption Fees. The Funds have elected not to impose the Redemption Fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant- directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in a Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Manager or its affiliates; and

•	otherwise as the Manager or the Trust may determine in their sole discretion.

Additionally, no Redemption Fee applies to a redemption of shares of any class of shares of a Fund where the entirety of the proceeds of such redemption is immediately invested in another share class of the Fund (a “Share Class Conversion”).

        Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan

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repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of theses programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemental prospectus.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are

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held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by a Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class C shares. The Funds intend to declare and distribute income dividends to shareholders of record quarterly. The amounts of the Funds’ income distributions to shareholders are expected to vary with market fluctuations and the rate or size of the Underlying Funds’ distributions.

In addition, each the Retirement Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually, while the 2015 Fund, 2020 Fund, 2030 Fund, 2040 Fund and 2050 Fund distributes any net capital gains to shareholders no less frequently than quarterly. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

•

Invest all distributions in shares of the same class of another series of the Trust, Allianz Funds or PIMCO Funds which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1- 800-426-0107.

•

Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1- 800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

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Tax Consequences

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to U.S. federal income tax at the fund level on income and gains that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Taxes on Fund Distributions

If you are a shareholder subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) that are properly designated by a Fund as capital gains dividends (“Capital Gain Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of net short-term capital gains in excess of net long-term capital losses generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s current and accumulated earnings and profits, in which case the excess generally would be treated as a return of capital, which would reduce your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a regulated investment company as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. If a Fund receives dividends from an Underlying Fund that the Underlying Fund has designated as qualified dividend income, then the Fund is permitted in turn to designate a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the Underlying Fund.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

The Funds’ use of a fund of funds structure could affect the amount, timing and character of distributions from the Funds, and, therefore, could increase the amount of taxes payable by shareholders. See “Taxation—Distributions” in the Statement of Additional Information.

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Taxes When You Sell (Redeem) or Exchange Your Shares of a Fund. Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders. When you exchange shares of a Fund for shares of another series of the Trust, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

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Redemption by a Fund of Underlying Fund Shares. Depending on a Fund’s percentage ownership in an Underlying Fund before and after a redemption of Underlying Fund shares, the Fund’s redemption of shares of such Underlying Fund may cause the Fund to be treated as receiving a dividend on the full amount of the distribution instead of receiving capital gain income on the shares of the Underlying Fund. This would be the case where a Fund holds a significant interest in an Underlying Fund and redeems only a relatively small portion of such interest. This could cause you to recognize higher amounts of ordinary income than if you had held the shares of the Underlying Funds directly. In addition, in certain circumstances, the “wash sale” rules may apply to a Fund’s sale of Underlying Fund shares that have generated losses.

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A Note on Non-U.S. Investments. Investments by a Fund or an Underlying Fund in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You will not be able to claim a credit or deduction with respect to foreign taxes. In addition, a Fund or an Underlying Fund’s investment in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate recognition of ordinary income and may affect the timing or amount of distributions.

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Backup Withholding. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income or who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter.

This section summarizes some of the U.S. federal income tax consequences to U.S. persons of investing in the Funds; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of non-U.S. federal, state and local income tax laws. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Manager, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund’s portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio managers have placed on it.

        Companies that a Fund’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

        Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources,

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more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

        Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings	Securities purchased in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of any IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities	The Underlying Funds (other than the Underlying Funds sub-advised by RCM) define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). The Underlying Funds sub-advised by RCM consider non-U.S. securities to include the following types of equity and equity-related instruments (together, for these purposes, “non-U.S. securities”): securities of companies that derive at least 50% of their total profits or revenue from, or maintain at least 50% of their assets in, countries outside of the U.S. and that in addition are either organized or headquartered outside the U.S., have securities that are principally traded outside the U.S., or, in the case of other investment companies, invest primarily in such non-U.S. securities as defined in this paragraph. The Sub-Adviser expects that the Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, the Funds may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when the Sub-Advisers believe that such securities are not publicly traded either in the U.S. or non-U.S. markets.

        Each Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. ADRs, EDRs and GDRs are considered by the Funds to be types of equity securities.

        Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for a Fund that invests in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other.

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Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign currency exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. See “Foreign Currencies” below.

Emerging Market Securities	Each Fund may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Countries with “emerging market” economies are those with securities markets that are, in the opinion of the Sub-Advisers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Funds with percentage limitations on investments in emerging market securities calculate those limitations by defining “emerging market securities” as securities issued by companies organized or headquartered in emerging market countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

        Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

        Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

        Foreign Currency Transactions. The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A Fund may also invest in a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase Fund exposure to

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such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that a Fund engages in foreign currency transactions, it will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Derivatives	Each Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Advisers may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

        Examples of derivative instruments that a Fund may buy, sell or otherwise utilize include, among others, call and put option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements with respect to, among other underliers, securities, indices, interest rates and currencies. A description of these and other derivative instruments that a Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

        A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by a Fund.

        Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

        Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

        Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

        Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a Fund will segregate assets determined to be liquid by the Manager or the Sub-Advisers in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be increased by the writing of uncovered or “naked” options.

        Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be

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available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

        Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If the Sub-Advisers incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

        Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may accelerate and/or increase the amount of taxes payable by shareholders. Derivative instruments are also subject to the risk of ambiguous documentation.

        There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Related Instruments	Each Fund may invest in equity-related instruments. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “—Common Stocks and Other Equity Securities” above. To the extent that a Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, a Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income instruments, cash and cash equivalents. The Funds may not achieve their investment objectives when they do so. The Funds may maintain a portion of their assets in high-quality fixed income instruments, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Instruments

As used in this Prospectus, the term “fixed income instruments” includes, but is not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored

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enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Funds may invest in derivatives based on fixed income instruments

        Fixed income instruments are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income instruments are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income instruments can be expected to decline. Fixed income instruments with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities	Securities rated below investment grade, i.e., lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Ratings Services (“S&P”), or unrated securities determined by the Sub-Advisers to be of comparable quality, are sometimes referred to as “high yield” securities or “junk bonds.” Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income instruments. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income instruments rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to each Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities	The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s and S&P. Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income instruments, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income instruments by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Funds will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager and the Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

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        The Funds may purchase unrated securities (which are not rated by a rating agency) if their Sub-Advisers determine that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income instruments. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities	Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

Convertible Securities	Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income instruments of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

        Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Each Fund may lend portfolio securities representing up to 33  1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the

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Funds’ assets. The Funds do not currently have a program in place pursuant to which they may lend portfolio securities. However, they may establish such a program in the future. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

Short Sales	A Fund may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until the Fund replaces a borrowed security, the Fund is required to maintain during the period of the short sale the short sales proceeds that the broker holds and any additional assets the lending broker requires as collateral. The Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

        Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A fund may engage in short sales which are not “against the box,” which involve additional risks. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that a Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which a Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase

58

agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings will create leveraging risk for a Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, a Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Illiquid Securities	Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Advisers may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Real Estate Investment Trusts	The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

        To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent that a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies	Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of a Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, a Fund may invest in shares of investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups

59

and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed net of short-term and net long-term capital losses to shareholders who are individuals) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the funds’ previous and current investment objectives and policies and portfolio management strategies.

Changes in Investment Objectives and Policies	The investment objective of each of the Funds described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, the Funds may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. None of the Funds has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds	The Funds are newly formed and therefore have little or no performance history for investors to evaluate. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ relatively small size, have a disproportionate impact on the Funds’ performance results.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants, derivatives or other structured products.

Other Investments and Techniques	The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Manager or a Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities.

Portfolio Holdings	The Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities, together with additional information about portfolio holdings disclosure, are available in the Trust’s Statement of Additional Information. In addition, the Manager will post each Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

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Financial Highlights

Because the Fund has recently commenced operations, financial highlights are not available.

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Allianz Funds Multi-Strategy Trust

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes.

The SAI includes the Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may also contact your financial service firm for additional information.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act of 1940, which is 811-22167.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

File No. 811-22167

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Allianz Multi-Strategy Funds	INVESTMENT MANAGER
Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISER
Allianz Global Investors Solutions LLC, 600 West Broadway, San Diego, CA 92101

CUSTODIAN
State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105

TRANSFER AGENT
Boston Financial Data Services, Inc., 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
[ ]

LEGAL COUNSEL
Ropes & Gray LLP, One International Place, Boston, MA 02110

63

Allianz Multi-Strategy Funds Prospectus

Allianz Wealth Management Plus Target Date Funds

December [    ], 2008

Share Class D

This Prospectus describes the Allianz Wealth Management Plus Target Date Funds (each a “Fund”), which are six mutual funds offered by Allianz Funds Multi-Strategy Trust (the “Trust”). The Funds provide access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and its investment management affiliate, Allianz Global Investors Solutions LLC (“AGI Solutions” or the “Sub-Adviser”), which serves as sub-adviser. As of September 30, 2008, Allianz Global Fund Management and its investment management affiliates managed approximately $[854.8] billion.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Overview of Wealth Management Plus Target Date Funds

The Allianz Wealth Management Plus Target Date Funds (each a “Fund”) are designed to meet the evolving needs of individual investors for after-inflation wealth accumulation and income as they approach and reach retirement. The Wealth Management Plus Retirement Fund is intended for investors who have already retired or begun withdrawing portions of their investments, and its focus is on generating after-inflation income. Each of the other Funds follows an asset allocation strategy that is actively managed toward a specific target retirement date, becoming increasingly conservative over time until the target date is reached and the Fund’s investment strategy closely resembles that of the Wealth Management Plus Retirement Fund.

The Funds invest primarily using a “funds of funds” structure, which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The Funds invest primarily in certain affiliated mutual funds, which are part of the group of investment companies consisting of the Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds, and which are called “Underlying Funds” in this prospectus. The Underlying Funds are not offered in this prospectus. Please see the “Description of Underlying Funds” in this prospectus for more information about the Underlying Funds. Each Fund may invest a portion of its assets in affiliated or unaffiliated exchange-traded funds (ETFs) and other mutual funds and pooled vehicles (“Other Acquired Funds”), and directly in other securities and instruments. Other important characteristics of the Funds are described in the Fund Summary beginning on page [    ], and are discussed in greater detail under “Investment Objectives and Principal Investment Strategies.” A “Summary of Principal Risks” begins on page [    ].

The table below lists the investment objectives and compares certain investment characteristics of the Funds. See the “Summary of the Funds” for other important characteristics of the Funds

Wealth Management Plus Retirement	Main Investments Selected Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds	Main Investments Selected Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds	Dividend Frequency Income distributions at least quarterly; capital gains distributions at least annually

	Investment Objectives Seeks current income and, secondarily, capital appreciation.	Investment Objectives Seeks current income.

Wealth Management Plus 2015 Wealth Management Plus 2020 Wealth Management Plus 2030 Wealth Management Plus 2040 Wealth Management Plus 2050	Main Investments Selected Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds	Main Investments Selected Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds	Dividend Frequency Declared and distributed at least annually

Investment Objectives

Seeks capital growth and preservation consistent with its asset allocation as the target date in the Fund name approaches, and thereafter current income, and, secondarily, capital appreciation.

Investment Objectives Seeks capital growth and preservation consistent with its asset allocation as the target date in the Fund name approaches, and thereafter current income.

The term “fund of funds” is used to describe mutual funds, such as the Funds, that pursue their investment objectives by investing in other mutual funds. Your cost of investing in a Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a Fund, you will indirectly bear fees and expenses charged by the Underlying Funds and Other Acquired Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Under “Summary of the Funds” you will find a description of each Fund’s investment objective, principal investments and strategies, principal risks, asset allocation strategies, performance information (once available) and fees and expenses. Under “Summary of Principal Risks” you will find a discussion of the principal risks of the Funds and the Underlying Funds. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which the Manager and/or the Sub-Adviser or their affiliates act as investment adviser, including mutual funds with names, investment objectives and policies similar to those of the Funds.

It is possible to lose money on investments in a Fund. Although each Fund provides a relatively high level of diversification in comparison to most mutual funds, the Funds may not be suitable as a complete investment program, depending on your individual needs and goals. In addition, because multiple Underlying Funds may be managed by the same investment adviser or have similar investment strategies, each Fund’s relative diversification may be somewhat limited. Moreover, the fact that a Fund or Underlying Funds may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

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Allianz Wealth Management Plus Target Date Funds	Ticker Symbols:
Allianz Wealth Management Plus Retirement Fund (“Retirement Fund”)	[ ]
Allianz Wealth Management Plus 2015 Fund (“2015 Fund”)	[ ]
Allianz Wealth Management Plus 2020 Fund (“2020 Fund”)	[ ]
Allianz Wealth Management Plus 2030 Fund (“2030 Fund”)	[ ]
Allianz Wealth Management Plus 2040 Fund (“2040 Fund”)	[ ]
Allianz Wealth Management Plus 2050 Fund (“2050 Fund”)	[ ]

Summary of the Funds

Investment Objectives of the Funds

The Wealth Management Plus Target Date Funds listed above (each a “Fund”) are designed to meet the evolving needs of individual investors for after-inflation wealth accumulation and income as they approach and reach retirement.

The Retirement Fund is intended for investors who have already retired or begun withdrawing portions of their investments, and its investment objective is to seek current income, and, secondarily, capital appreciation.

Each of the 2015 Fund, 2020 Fund, 2030 Fund, 2040 Fund and 2050 Fund follows an asset allocation strategy that is actively managed toward a specific target retirement date, during which time each Fund seeks capital growth and preservation consistent with its asset allocation, becoming increasingly conservative over time. Each such Fund’s objective will change to seeking current income and, secondarily, capital appreciation, upon reaching the target date in the Fund name, at which point its investment strategy will closely resemble that of the Retirement Fund. It is expected that each of these Funds will merge into the Retirement Fund within approximately 3 years after its target date, provided that the Fund’s Board of Trustees determines that such a transaction is in the best interest of shareholders.

Principal Investments and Strategies

The Funds seek to achieve their investment objectives by investing under normal circumstances primarily in Underlying Funds that are sponsored and managed by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and/or its affiliates. Potential Underlying Funds currently include all Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds, except those that principally employ a “fund-of-funds” strategy. Each Fund may invest without limit in Underlying Funds, and may invest a significant percentage of its assets in one, or a small number of Underlying Funds.

Each Fund may invest a portion of its assets in affiliated or unaffiliated exchange-traded funds (ETFs) and other mutual funds and pooled vehicles other than the Underlying Funds. Each Fund will not invest more than 10% of its assets in Other Acquired Funds.

Each Fund may also invest a significant portion of its assets directly in other securities and instruments, subject to any limitations imposed by the Investment Company Act of 1940 and the rules thereunder (the “1940 Act”) or by other applicable law. These direct investments may include equity securities, such as common stocks, and equity-related instruments giving the Fund exposure to companies in any of a number of market capitalization ranges and geographic distributions. Direct investments may also include fixed income instruments, such as government and corporate debt securities and asset-backed securities, as well as convertible securities. Each fund may utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. Such direct investments may be used as a complement or adjustment to the Fund’s exposure to Underlying Investments and Other Acquired Funds, and therefore may from time to time be focused in a limited number of asset classes or investment types.

In constructing a portfolio for each Fund consisting of Underlying Funds, Other Acquired Funds and direct investments, the Sub-Adviser seeks to maintain significant economic exposure to a number of different countries in addition to the United States. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Asset Allocation Process

The Sub-Adviser constructs the target asset allocations and makes investment decisions for each Fund based on a combination of economic models, capital markets research and fundamental research including, in the case of Underlying Funds and Other Acquired Funds, detailed evaluation of the managers of such pooled vehicles. The Sub-Adviser follows a three-step asset allocation process for each Fund as described below.

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The first step is to divide potential investments into two basic categories: defensive assets and return-generating assets. Defensive assets tend to have lower risk of loss with limited possibility for gain and provide stable income, whereas return-generating assets tend to produce higher long-term total return but are subject to higher volatility and risk of loss. Based on market research and assumptions of life expectancy, retirement age, savings rates and levels of consumption, the Sub-Adviser employs modeling and optimization tools to establish an allocation between defensive assets and return-generating assets that shifts over time as a target retirement date approaches. The basic premise of this shift over time is that investors have a greater need for accumulation of savings prior to retirement, which then shifts to a consumption of those savings in retirement. In evaluating potential investments under both categories of assets, the Sub-Adviser considers the degree to which income or generation of returns exceeds inflation. The chart below illustrations the Sub-Adviser’s allocation between defensive and return-generating assets as of [            ], 2008.

In the second step, the Sub-Adviser divides both its allocations to return-generating assets and defensive asset further into four major global asset classes to which the Funds seek to gain economic exposure: equities, fixed income, real return and alternatives. The Sub-Adviser uses historical financial data, expected future long-term returns, volatilities and correlations and proprietary asset allocation modeling tools and information to divide the major asset classes into more narrow sub-classifications and to generate shifts in these allocations over time relative to a target retirement date. The resulting allocations make up the strategic “glide path” used to direct the investment choices for each Fund. The weighting to asset classes on the glide path generally moves from more aggressive to more conservative the closer a Fund’s target date is in time. For example, the 2050 Fund has significantly greater exposure to U.S. and international equities than does the 2015 Fund or the Retirement Fund. The Sub-Adviser seeks to optimize the allocation to the various asset classes represented on the glide path relative to its assessment of the changing needs of investors as they approach retirement, and refers to this process as developing an optimal set of “beta allocations” for each point in time. The illustration below shows the Funds’ target date glide path as of [            ], 2008.

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Allianz Wealth Management Plus Glidepath

The third step is to assign one or more potential investments to each of the “beta allocations” represented in the glide path. The Sub-Adviser attempts to select a portfolio consisting primarily of Underlying Funds using the following core considerations:

•

An Underlying Fund with a strategy that maps to, or is representative of an asset class or combination of asset classes included in the glide path. For example, an international equity portfolio maps to the international equity beta and a balanced income fund could be mapped to multiple asset classes.

•	The consistency of the Underlying Fund’s risk-return profile.

•	The Sub-Adviser’s assessment of the ability of the manager of the Underlying Fund to outperform the associated benchmark.

•	How the Underlying Fund impacts the expected risk-return of the total portfolio.

In conjunction with its selection of Underlying Funds, the Sub-Adviser also considers investments in exchange-traded funds (ETFs) that meet the criteria under the glide path, using its same core considerations as for Underlying Funds to the extent they are applicable to ETFs. Following its selection of Underlying Funds and ETFs, the Sub-Adviser may consider direct investments in derivatives, equities and equity-related instruments, fixed-income and other instruments, as well as investments in Other Acquired Funds (other than ETFs), that it believes complement its primary fund-of-funds portfolio and otherwise to adjust the Fund’s overall mix of investments.

Adjustments to Portfolio Allocations

As time passes, the Sub-Adviser adjusts the mix of asset classes, and with that the weighting of individual investments in the portfolio changes in accordance with the glide path. A full review of each Fund is undertaken at least annually, at which time the asset classes are reallocated to reflect that the Fund is now closer to the retirement date. This annual analysis also includes the review of individual asset classes and their reclassification as either defensive or return-generating.

In addition to its annual review of the glide path, the Sub-Adviser analyzes the investment portfolio of each Fund on an ongoing basis, including a review of such factors as portfolio yield, total portfolio expected volatility, Sharpe ratio and tracking error. These analyses are factored into the annual review, and they may precipitate a rebalancing or an adjustment to the Fund’s allocations more frequently, if the Sub-Adviser considers such changes to be necessary or appropriate. Based on its ongoing monitoring of risk premiums, especially in periods of what the Sub-Adviser considers major market movements or instability, the Sub-Adviser may make tactical changes to the strategic glide path allocations when risk premiums are judged to vary significantly from long-term values.

Matching a Fund to Investor Needs

The asset allocation of each Fund is designed to provide an investment that the Sub-Adviser believes is neither overly aggressive nor overly conservative for a typical investor planning to retire, or otherwise to begin withdrawing portions of his or her investments, within a few years of the target date indicated in the Fund’s name (or, in the case of the Retirement Fund, for a typical retired investor). Generally, you should choose a Fund with a target date that comes close to the year in which you expect to retire. The allocations of assets in a given Fund are However, you should also consider other factors, such as your age, how your Fund investment will fit into your overall investment program, and your personal risk tolerance. Choosing a Fund with an earlier target date

5

in its name represents what is designed to be a more conservative choice, while choosing a Fund with a later target date represents what is designed to be a more aggressive choice. The Retirement Fund is designed to represent the most conservative choice among the Funds.

Risk Management

The Funds’ risk management approach combines rigorous economic models of lifetime savings and consumption with sound judgment and experience.

For each Fund, the total portfolio volatility, income and tracking error are measured regularly as well as upon major market movements. The Sub-adviser also conducts a periodic formal review of all beta allocations and fund assignments, and may periodically rebalance the portfolio based on this analysis.

A full review of each target Fund is undertaken at least annually, at which time the asset classes are reallocated to reflect that the Fund is now one year closer to the retirement date. This annual analysis also includes the review of individual asset classes and their reclassification as either defensive or return-generating.

Principal Risks

Allocation Risk A Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds, as well as Other Acquired Funds and direct investing in securities and other instruments. A principal risk of investing in a Fund is that the Sub-Adviser’s allocation techniques and decisions and/or the Sub-Adviser’s selection of Underlying Funds and other instruments will not produce the desired results, and therefore the Fund may not achieve its investment objective.

Underlying Fund Risks The value of your investment in a Fund is largely determined by the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Fund’s allocation among the Underlying Funds will vary, an investment may be subject to any and all of these risks at different times and to different degrees.

Other (Direct) Investment Risk To the extent that a Fund invests directly in investments other than Underlying Funds, the value of your investment will be directly related to the investment performance of those investments. Thus, exposure to the principal investment risks of a Fund can come either indirectly through Underlying Funds and Other Acquired Funds or directly.

Among the principal risks of the Underlying Funds and other investments, which could adversely affect the net asset value, yield and total return of the Fund, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Commodity Risk • Fixed Income Risk • Convertible Securities Risk • Credit Risk • Currency Risk • Derivatives Risk	• Emerging Markets Risk • Focused Investment Risk • High Yield Risk • Index Risk • Interest Rate Risk • IPO Risk • Leveraging Risk • Liquidity Risk • Management Risk

•    Mortgage-Related and other Asset-Backed Risk

•    Non-U.S. Investment Risk

•    Real Estate Risk

•    REIT and Real Estate-Linked Derivative Risk

•    Short Selling Risk

•    Smaller Company Risk

•    Variable Distribution Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

6

Performance Information

The Funds do not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included.

Fees and Expenses of the Funds

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Funds:

Wealth Management Plus Retirement Fund

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class D	0.75%	0.25%	0.86%	0.73%	2.59%	1.41%	1.18%

(1)

The Fund has adopted a plan for Class D shares in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. The Fund will pay [    ]% per year with respect to assets attributable to Class D under the plan. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of the applicable rules of the Financial Industry Regulatory Authority (“FINRA,” which was formerly the National Association of Securities Dealers, Inc.). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time that the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by the relevant rules of FINRA.

(2)

Other Expenses include [    ]% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending [            ], 2009. Other Expenses also include [    ]% in interest expense on securities sold short and [    ]% in substitute dividend expenses on securities sold short. The remainder of Other Expenses (net of the amounts noted above in this footnote) equal [    ]%.

(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.60% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(5)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 4 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3
Class D	$	[	]	$	[	]

7

Wealth Management Plus 2015 Fund

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class D	0.80%	0.25%	0.86%	0.76%	2.67%	1.45%	1.22%

(1)

The Fund has adopted a plan for Class D shares in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. The Fund will pay [    ]% per year with respect to assets attributable to Class D under the plan. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of the applicable rules of the Financial Industry Regulatory Authority (“FINRA,” which was formerly the National Association of Securities Dealers, Inc.). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time that the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by the relevant rules of FINRA.

(2)

Other Expenses include [    ]% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending [            ], 2009. Other Expenses also include [    ]% in interest expense on securities sold short and [    ]% in substitute dividend expenses on securities sold short. The remainder of Other Expenses (net of the amounts noted above in this footnote) equal [    ]%.

(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(5)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 4 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3
Class D	$	[	]	$	[	]

8

Wealth Management Plus 2020 Fund

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class D	0.80%	0.25%	0.86%	0.81%	2.71%	1.45%	1.26%

(1)

The Fund has adopted a plan for Class D shares in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. The Fund will pay [    ]% per year with respect to assets attributable to Class D under the plan. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of the applicable rules of the Financial Industry Regulatory Authority (“FINRA,” which was formerly the National Association of Securities Dealers, Inc.). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time that the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by the relevant rules of FINRA.

(2)

Other Expenses include [    ]% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending [            ], 2009. Other Expenses also include [    ]% in interest expense on securities sold short and [    ]% in substitute dividend expenses on securities sold short. The remainder of Other Expenses (net of the amounts noted above in this footnote) equal [    ]%.

(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(5)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 4 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3
Class D	$	[	]	$	[	]

9

Wealth Management Plus 2030 Fund

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class D	0.85%	0.25%	0.86%	0.91%	2.87%	1.50%	1.37%

(1)

The Fund has adopted a plan for Class D shares in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. The Fund will pay [    ]% per year with respect to assets attributable to Class D under the plan. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of the applicable rules of the Financial Industry Regulatory Authority (“FINRA,” which was formerly the National Association of Securities Dealers, Inc.). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time that the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by the relevant rules of FINRA.

(2)

Other Expenses include [    ]% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending [            ], 2009. Other Expenses also include [    ]% in interest expense on securities sold short and [    ]% in substitute dividend expenses on securities sold short. The remainder of Other Expenses (net of the amounts noted above in this footnote) equal [    ]%.

(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(5)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 4 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3
Class D	$	[	]	$	[	]

10

Wealth Management Plus 2040 Fund

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	[2.00	]%*

*	[The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class D	0.85%	0.25%	0.86%	0.92%	2.88%	1.50%	1.38%

(1)

The Fund has adopted a plan for Class D shares in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. The Fund will pay [    ]% per year with respect to assets attributable to Class D under the plan. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of the applicable rules of the Financial Industry Regulatory Authority (“FINRA,” which was formerly the National Association of Securities Dealers, Inc.). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time that the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by the relevant rules of FINRA.

(2)

Other Expenses include [    ]% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending [            ], 2009. Other Expenses also include [    ]% in interest expense on securities sold short and [    ]% in substitute dividend expenses on securities sold short. The remainder of Other Expenses (net of the amounts noted above in this footnote) equal [    ]%.

(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(5)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 4 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3
Class D	$	[	]	$	[	]

11

Wealth Management Plus 2050 Fund

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class D	0.85%	0.25%	0.86%	0.93%	2.89%	1.50%	1.39%

(1)

The Fund has adopted a plan for Class D shares in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. The Fund will pay [    ]% per year with respect to assets attributable to Class D under the plan. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of the applicable rules of the Financial Industry Regulatory Authority (“FINRA,” which was formerly the National Association of Securities Dealers, Inc.). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time that the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by the relevant rules of FINRA.

(2)

Other Expenses include [    ]% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending [            ], 2009. Other Expenses also include [    ]% in interest expense on securities sold short and [    ]% in substitute dividend expenses on securities sold short. The remainder of Other Expenses (net of the amounts noted above in this footnote) equal [    ]%.

(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(5)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 4 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3
Class D	$	[	]	$	[	]

12

Summary of Principal Risks

As the Funds intend to invest their assets primarily in shares of the Underlying Funds, the risks of investing in these Funds are closely related to the risks associated with the Underlying Funds and their investments. However, as the Funds may also invest their assets directly in stocks or bonds of other issuers and in other instruments, such forwards, options, futures contracts or swap agreements, the Funds may be directly exposed to certain risks described below. As such, unless stated otherwise, any reference in this section only to “Funds” includes both the Funds and Underlying Funds. Where necessary in this section, the Funds are specifically referred to as “Wealth Management Plus Target Date Funds.” Further, each Wealth Management Plus Target Date Fund is generally subject to a different level and amount of risk which is relative to the Wealth Management Plus Target Date Fund’s target date and time horizon. A Fund with an earlier target date as specified in its name represents what is designed to be a more conservative choice and tends to have more exposure to fixed income, while choosing a Fund with a later target date represents what is designed to be a more aggressive choice that tends to have more exposure to equities.

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a Fund’s investments as a whole are called “principal risks.” The principal risks of each Fund are identified in the “Summary of the Funds” section beginning on page [    ] and are summarized in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are descried in greater detail under “Characteristics and Risks of Securities and Investment Techniques. “ There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on an investment in a Fund.

The following summarizes principal risks associated with investments in the Underlying Funds, Other Acquired Funds, direct investments by the Funds and, indirectly, with your investment in a Fund. Each Underlying Fund may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Fund can change over time. The summary is not intended to be exhaustive. For more information about these risks and the securities and investment techniques used by the Underlying Funds, please refer to the Statement of Additional Information (including the summary descriptions of the Underlying Funds contained therein) and the Underlying Funds’ prospectuses. This summary is qualified in its entirety by reference to the prospectuses and statements of additional information of each Underlying Fund, which are available free of charge by telephoning the Distributor at 1-888-877-4626.

Underlying Fund Risks

Because each Wealth Management Plus Target Date Fund intends to invest primarily in Underlying Funds, the risks associated with investing in each Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of each Wealth Management Plus Target Date Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

Each Wealth Management Plus Target Date Fund’s net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with each Fund correlate to those of a particular Underlying Fund will depend upon the extent to which each Wealth Management Plus Target Date Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. Each Wealth Management Plus Target Date Fund’s investment in a particular Underlying Fund may exceed 25% of its assets. To the extent that a Wealth Management Plus Target Date Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund. For more information about the risks associated with Underlying Funds, please see the Trust’s Statement of Additional Information and the Underlying Funds’ prospectuses, which may be obtained free of charge by telephoning the Distributor at 1-888-477-4626.

Allocation Risk

Each Wealth Management Plus Target Date Fund’s investment performance depends upon how its assets are primarily allocated and reallocated among particular Underlying Funds and other investments according to each Wealth Management Plus Target Date Fund’s asset allocation targets and ranges. A principal risk of investing in each Wealth Management Plus Target Date Fund is that the Sub-Adviser will make less than optimal or poor asset allocation decisions and/or that the Sub-Adviser will make less than optimal or poor decisions in selecting the Underlying Funds and other investments in which each Wealth Management Plus Target Date Fund invests. The Sub-Adviser attempts to identify asset classes and sub-classes represented by the Underlying Funds and other investments that will provide consistent, quality performance for each Wealth Management Plus Target Date Fund, but there is no guarantee that the Sub-Adviser’s allocation techniques will produce the desired results. It is possible that the Sub-Adviser will focus on Underlying Funds and other investments that perform poorly or underperform other available Wealth Management Plus Target Date Funds under various market conditions. You could lose money on your investment in the Wealth Management Plus Funds as a result of these allocation decisions.

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Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The PIMCO CommodityRealReturn Strategy Fund, an Underlying Bond Fund in which each Fund may invest, gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures. For more information about the risks to Funds investing in the PIMCO CommodityRealReturn Strategy Fund, please see the Multi-Strategy Trust Statement of Additional Information.

Convertible Securities Risk

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Credit Risk

All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings provided by rating agencies such as Moody’s Investors Services, Inc. (“Moody’s”) and Standard & Poor’s Rating Services (“S&P”). The Funds that invest in fixed income securities (particularly the Underlying Bond Funds) are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund’s share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or non-U.S. governments. Even certain U.S. Government securities are subject to credit risk. Some Funds may invest 25% or more of their assets in obligations issued by U.S. banks. Such Funds will be subject to bank concentration risks, such as adverse changes in economic and regulatory developments affecting the banking industry that could affect the ability of the banks to meet their obligations.

Currency Risk

The Wealth Management Plus Target Date Funds and many Underlying Funds may invest directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies. To the extent that they do so, these Funds are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in

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value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investment in foreign currency denominated securities may reduce the returns of such Fund.

Derivatives Risk

The Wealth Management Plus Target Date Funds and many of the Underlying Funds may, but are not required to, use a number of derivative instruments. The Funds may use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, forward contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, a Fund’s portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

A description of the various derivative instruments in which the Funds may invest and the risks associated with each instrument is included in the Fund prospectuses and in the Statement of Additional Information. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leveraging risk, the Funds observe asset segregation requirements to cover their obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered (or “naked”) options.

Lack of Availability. Because the markets for certain derivative instruments (including markets located outside the U.S.) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory considerations.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may accelerate and/or increase the amount of taxes payable by shareholders.

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Emerging Markets Risk

Certain Funds that invest in non-U.S. securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Certain Funds may invest in the securities of issuers tied economically to countries outside the U.S. with developing or “emerging market” economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among others, Depository Receipts, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent a Fund invests in equity-related instruments it will also be subject to this risk.

A Fund may invest in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that its portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Fixed Income Risk

All of the Funds that invest in fixed income securities are subject to interest rate risk. Changes in the market values of fixed income securities are largely a function of changes in the current level of interest rates. The value of a Fund’s investments in fixed income securities will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

“Duration” is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, Underlying Bond Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than Underlying Bond Funds with shorter average portfolio durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Also, some Fund portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

Many Funds, including most of the Underlying Bond Funds, may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or “IO” class of a stripped mortgage-backed security) and “zero coupon” securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Certain of the Funds may invest in securities issued by U.S. Government agencies or government enterprises. Although some of these securities may be guaranteed as to the payment of principal or interest by the relevant enterprise or agency, others may not be guaranteed, and therefore may be riskier than securities guaranteed by the U.S. Treasury.

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Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Similarly, certain Underlying Bond Funds may have more risk because they may invest a substantial portion of their assets in bonds of similar projects or from issuers of the same status. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, a Fund that focuses its investments in a certain type of issuer (e.g., biotechnology, healthcare, and/or technology issuers) is particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”) such as the “technology” or “financial and business services” sectors. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Certain of the Underlying Funds may have more risk because they have a particular geographic or sector focus. An Underlying Fund that holds or obtains exposure to a particular geography, such as Europe or the Far East, may be affected significantly by economic, regulatory or political developments affecting issuers in that geography. Similarly, Underlying Funds that focus its investments in companies that have exposure, directly or indirectly, to a particular sector, such as the eco-sectors or water-related resource sectors, will be impacted more by events or factors affecting those sectors than if their portfolio was more diversified among a number of unrelated sectors and industries. For more information about certain Underlying Funds that may have more risk because of their geographic or sector focus, please see the Multi-Strategy Trust Statement of Additional Information.

Although each Wealth Management Plus Target Date Fund normally invests in a number of different Funds, to the extent that a Fund concentrates a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Fund and any investments in which that Fund concentrates. See “Underlying Funds Risks” above.

High Yield Risk

High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are fixed income securities rated lower than Baa by Moody’s or BBB by S&P, or unrated securities determined to be of comparable quality. Underlying Bond Funds which invest in high yield securities may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments (credit risk). These securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Bond Fund’s ability to sell them (liquidity risk). If an issuer of a security is in default with respect to interest or principal payments, an Underlying Bond Fund may lose its entire investment.

Index Risk

Because certain Underlying Funds and ETFs invest in derivatives that are linked to the performance of an index, they will be subject to the risks associated with changes in the applicable index. If the applicable index changes, such a Fund could receive lower interest payments (in the case of a debt-related derivative) or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Interest Rate Risk

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

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IPO Risk

Certain Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to a Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of each Fund during periods when Funds are unable to invest significantly or at all in IPOs may be lower than during period when the Funds are able to do so. In addition, as a Fund increases in size, the impact of IPOs on that Fund’s performance will generally decrease.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

Many of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing an Fund from selling out of these illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Adviser, and the advisers, sub-advisers and individual portfolio managers of the Funds will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results. The Sub-Adviser is newly formed and registered as an investment adviser and has no performance record. Although many of the investment professionals and senior personnel at the Sub-Adviser have significant industry experience at other Allianz entities and elsewhere, the Sub-Adviser only recently registered as an investment adviser and, prior to the inception of the Funds, had not previously managed registered investment companies or other client accounts.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates, lack of liquidity or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities and the Underlying Stock Funds are particularly sensitive to these market risks.

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Mortgage-Related and Other Asset-Backed Risk

Most of the Underlying Bond Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed-rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed-rate mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is known as prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Non-U.S. Investment Risk

Many Funds invest in securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). These Funds may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. Funds that invest primarily in non-U.S. securities will be explicitly subject to these risks. The securities markets of many countries outside the U.S. are relatively small, with a limited number of companies representing a small number of industries. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of countries outside the U.S. differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a country outside the U.S. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined geographic area such as Eastern Europe, South Africa or Asia, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. Adverse conditions in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, a Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. Certain Underlying Bond Funds may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

REIT and Real Estate-Linked Derivative Risk

A Fund that invests in REITs or real estate-linked derivative instruments is subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, the Fund will bear not only its proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. An Fund’s investments in REIT equity securities could cause that Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Short Selling Risk

To the extent a Fund makes use of short sales for investment and risk management purposes, it will be subject to Short Selling Risk. One of the Underlying Funds, the NACM Global Equity 130/30 Fund, utilizes short sales as a principal investment strategy Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. Such a Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses that Fund pays in connection with the short sale. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A Fund may engage in short sales where it does not own or have the right to acquire the security sold short at no additional cost. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by a Fund of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to that Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund and other Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

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Smaller Company Risk

The general risks associated with investing in equity securities and fixed income securities and liquidity risk are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Funds that invest in companies with medium-sized market capitalizations may also have significant exposure to these risks.

Variable Distribution Risk

Because a significant portion of securities held by certain Underlying Bond Funds may have variable or floating interest rates, the amounts of the Underlying Bond Fund’s periodic distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease. Because of the nature of distributions received by the Underlying Stock Funds, it is expected that the Underlying Stock Funds, to the extent they make distributions, will make them in varying amounts.

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Underlying Funds

Because the Funds intend to invest their assets primarily in some or all Underlying Funds as discussed above, and none of the Underlying Funds are offered in this prospectus, the following provides a general description of the main investments and other information about the Underlying Funds. At the discretion of the Manager and without shareholder approval, the Funds may invest in additional Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Funds or other affiliated and non-affiliated funds created in the future. For a complete description of an Underlying Fund, please see the Statement of Additional Information and the Underlying Fund prospectuses, which are available free of charge by telephoning the Distributor at 1-800-426-0107.

Equity Fund-of-Funds Investments

The equity portion of the Wealth Management Plus Target Date Funds’ investments in Underlying Funds will be allocated among a number of Underlying Stock Funds which represent a broad range of equity-based asset classes and sub-classes and a variety of investment objectives and strategies. By allocating assets among these Underlying Stock Funds, the equity portion of the Funds’ investments can be diversified in multiple ways, including the following:

By Investment Style/Category

•	Growth

•	Blend

•	Income & Equity

•	Value

•	Sector-Related

•	Alternative Strategies

By Region

•	Global

•	International

By Size

•	Large-Cap

•	Mid-Cap

•	Small-Cap

Fixed Income Fund-of-Funds Investments

The fixed income portion of the Wealth Management Plus Target Date Funds’ investments in Underlying Funds will be allocated among a number of Underlying Bond Funds which represent a broad range of fixed income-based asset classes and sub-classes and a variety of investment objectives and strategies. By allocating assets among these Underlying Bond Funds, the fixed income portion of these Funds’ investments can be diversified in multiple ways, including the following:

By Sector/Investment Specialty

•	Governments

•	Mortgages

•	Corporate

•	Inflation-Indexed

•	Commodity

By Region

•	U.S. Fixed Income

•	Developed Non-U.S. Fixed Income

•	Emerging Markets Fixed Income

By Credit Quality

•	Investment Grade/Money Market

•	Medium Grade

•	High Yield

By Duration

•	Long-Term

•	Intermediate-Term

•	Short-Term

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Underlying Stock Funds

The following provides a concise description of the investment objectives, main investments and other information about each Underlying Stock Fund. For more information about these Funds, please see the applicable Statement of Additional Information and the Underlying Stock Fund prospectuses. These summaries are qualified in their entirety by reference to the prospectuses and applicable Statement of Additional Information, which are available free of charge by telephoning the Distributor at 1-800-426-0107.

Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Growth Stock Funds

CCM Capital Appreciation	Growth of capital	Larger capitalization common stocks	75–95	$3 billion or more

CCM Emerging Companies	Long-term growth of capital	Smaller capitalization common stocks	75–120	At least $100 million and at or below the highest capitalization of companies represented in the Russell 2000 Index

CCM Focused Growth	Long-term growth of capital	Common stocks of companies in the Russell 1000 Growth Index	35–45	$100 million or more

CCM Mid-Cap	Growth of capital	Medium capitalization common stocks	75–95	Same as the Russell Midcap Index

NACM Growth	Long-term capital appreciation	Large capitalization equity securities	50–80	$5 billion or more

NACM Mid-Cap Growth	Maximum long-term capital appreciation	Medium capitalization common stocks	80–100	Same as the Russell Midcap Growth Index

OCC Growth	Long-term growth of capital; income is an incidental consideration	Larger capitalization common stocks	40–60	$5 billion or more

OCC Opportunity	Capital appreciation; no consideration is given to income	Smaller capitalization common stocks	70–110	Less than $2 billion

OCC Target	Capital appreciation; no consideration is given to income	Medium capitalization common stocks	Up to 100	Between $1 billion and $10 billion

RCM Large-Cap Growth	Long-term capital appreciation	Large capitalization equity securities	45–85	$4 billion or more

RCM Mid-Cap	Long-term capital appreciation	Small to medium capitalization equity securities	85–125	Same as the Russell Midcap Growth Index

RCM Small-Cap Growth	Long-term capital appreciation	Smaller capitalization equity securities	75–150	Companies with market capitalizations at or below the highest market capitalization represented in either or both of the Russell 2000 Index and the S&P SmallCap 600 Index

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Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Growth Stock Funds

RCM Strategic Growth	Capital appreciation	Equity and equity-related instruments	40–150	All capitalizations

Income & Equity Funds

NACM Income & Growth	Total return comprised of current income, current gains and capital appreciation	Combination of common stocks and other equity securities, debt securities and convertible securities	100–300	All capitalizations

OCC Equity Premium Strategy	Long-term growth of capital and current income	Large capitalization common stocks; written call options	40–80	Greater than $5 billion
Value Stock Funds

NFJ All-Cap Value	Long-term growth of capital and income	Undervalued common stocks in a broad range of capitalizations	35–50	All capitalizations

NFJ Dividend Value	Long-term growth of capital and income	Income producing common stocks with potential for capital appreciation	40–60	Greater than $3.5 billion

NFJ Large-Cap Value	Long-term growth of capital and income	Undervalued large capitalization common stocks	40–60	Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

NFJ Mid-Cap Value	Long-term growth of capital and income	Undervalued medium capitalization common stocks	35–50	Bottom 800 of the 1,000 largest capitalization North American companies traded on U.S. securities markets

NFJ Small-Cap Value	Long-term growth of capital and income	Undervalued small capitalization common stocks	100–150	Between $100 million and $3.5 billion

OCC Renaissance	Long-term growth of capital and income	Undervalued stocks with improving business fundamentals	50–100	All capitalizations

International Stock Funds

NACM Emerging Markets Opportunities	Maximum long-term capital appreciation	Emerging market stocks	125–150	All capitalizations

NACM International	Maximum long-term capital appreciation	Companies located in the developed countries represented in the MSCI EAFE Index.	100–150	All capitalizations

NACM Pacific Rim	Long-term growth of capital	Equity securities of Pacific Rim companies	75–125	All capitalizations

NFJ International Value	Long-term growth of capital and income	Undervalued equity securities of non-U.S. companies with capitalizations greater than $1 billion	40–60	Greater than $1 billion

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Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
International Stock Funds

RCM International Growth Equity	Long-term capital appreciation	Equity securities of companies worldwide	50–115	In excess of $1 billion

Sector-Related Stock Funds

RCM Global Resources	Long-term capital appreciation	Equity securities of U.S. and non-U.S. natural resources companies	25–75	All capitalizations

RCM Technology	Long-term capital appreciation	Equity securities of U.S. and non-U.S. technology-related companies	30–120	Greater than $500 million

Global Stock Funds

NACM Global	Maximum long-term capital appreciation	Equity securities of U.S. and non-U.S. companies	75–125	All capitalizations

RCM Global Small-Cap	Long-term capital appreciation	Smaller capitalization equity securities	75–150	Same as the MSCI World Small-Cap Index

Allianz Multi-Strategy Trust Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Blend Stock Fund

RCM Disciplined Equity	Long-term capital appreciation	Equity securities of U.S. companies	50–80	Greater than $1.5 billion

Global Stock Fund

RCM All Horizons	Long-term capital appreciation	Equity securities of companies worldwide	25–45	All capitalizations

International Stock Fund

NACM International Growth	Maximize long-term capital appreciation	Equity securities of non-U.S. growth companies	50–100	All capitalizations

RCM International Opportunities	Long-term capital appreciation	Equity securities of non-U.S. companies	40–80	All capitalizations

Sector-Related Stock Funds

RCM Global EcoTrendsSM	Long-term growth of capital	Equity securities of companies worldwide with exposure to EcoEnergy, Pollution Control and/or Clean Water sectors	50–80	All capitalizations

RCM Global Water	Long-term capital appreciation	Equity securities of water-related companies worldwide	25–50	All capitalizations

Alternative Strategies

NACM Global Equity 130/30	Long-term capital appreciation	Long and short positions in equity securities of companies worldwide	60–130 long positions 40-70 short positions	All capitalizations

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Underlying Bond Funds

The investment objective of each Underlying Bond Fund (except as provided below) is to seek to realize maximum total return, consistent with preservation of capital and prudent investment management. The “total return” sought by most of the Underlying Bond Funds will consist of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The investment objective of PIMCO Real Return Fund is to seek to realize maximum real return, consistent with preservation of real capital and prudent investment management. “Real return” is a measure of the change in purchasing power of money invested in a particular investment after adjusting for inflation. The investment objective of each of PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. PIMCO Money Market Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so.

Fixed Income Instruments

“Fixed Income Instruments,” as used generally in this prospectus, includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);

•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

•	mortgage-backed and other asset-backed securities;

•	inflation-indexed bonds issued both by governments and corporations;

•	structured notes, including hybrid or “indexed” securities and event-linked bonds;

•	loan participations and assignments;

•	delayed funding loans and revolving credit facilities;

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;

•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, an Underlying Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than an Underlying Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Moody’s, S&P or Fitch. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by the PIMCO:

•	high quality

•	investment grade

•	below investment grade (“high yield securities” or “junk bonds”)

The following provides a concise description of the main investments of and other information relating to each Underlying Bond Fund. For more information about these Underlying Bond Funds, please see the Statement of Additional Information (including the summary descriptions of the Underlying Bond Funds contained therein) and the Underlying Bond Fund prospectuses for PIMCO Funds. These summaries are qualified in their entirety by reference to the prospectuses and Statement of Additional Information for PIMCO Funds, which is available free of charge by telephoning the Distributor at 1-888-877-4626.

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds

PIMCO Floating Income	Variable and floating-rate Fixed Income Instruments and their economic equivalents	1 year	Caa to Aaa; max 10% below B	No Limitation

PIMCO Low Duration	Short maturity Fixed Income Instruments	1–3 years	B to Aaa; max 10% below Baa	0–30%

PIMCO Low Duration II	Short maturity Fixed Income Instruments with quality and non-U.S. issuer restrictions	1–3 years	A to Aaa	0%

PIMCO Low Duration III	Short maturity Fixed Income Instruments with prohibitions on firms engaged in socially sensitive practices	1–3 years	B to Aaa; max 10% below Baa	0–30%

PIMCO Money Market	Money market instruments	90 days dollar-weighted average maturity	Min 95% Prime 1; 5% Prime 2	0%

PIMCO Short-Term	Money market instruments and short maturity Fixed Income Instruments	1 year	B to Aaa; max 10% below Baa	0–10%

Intermediate Duration Bond Funds

PIMCO High Yield	Higher-yielding Fixed Income Instruments	+/- 2 years of its benchmark	Caa to Aaa; min 80% below Baa subject to Max 5% Caa	0–20%

PIMCO Moderate Duration	Short and intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Total Return	Intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Total Return II	Intermediate maturity Fixed Income Instruments with quality, non-U.S. issuer restrictions	+/- 2 years of its benchmark	Baa to Aaa	0%

PIMCO Total Return III	Intermediate maturity Fixed Income Instruments with prohibitions on firms engaged in socially sensitive practices	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO GNMA	Short and intermediate maturity mortgage-related fixed income instruments issued by the Government National Mortgage Association	1–7 years	Baa to Aaa; max 10% below Aaa	0%

PIMCO Mortgage-Backed Securities(5)	Short and intermediate maturity mortgage-related Fixed Income Instruments	1–7 years	Baa to Aaa; max 10% below Aaa	0%

PIMCO Investment Grade Corporate Bond	Corporate fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Diversified Income	Investment grade corporate, high yield and emerging market Fixed Income Instruments	3–8 years	Max 10% below B	No Limitation

Income Fund

PIMCO Income	Broad range of Fixed Income Instruments	2-8 years	Caa to Aaa; max 50% below B	No limitation

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Absolute Return Fund

PIMCO Unconstrained Bond	Broad range of Fixed Income Instruments	(-3) to 8 years	Max 40% below Baa	No limitation

Long Duration Bond Funds

PIMCO Long-Term U.S. Government	Long-term maturity fixed income instruments	8 years	A to Aaa	0%

PIMCO Long Duration Total Return	Long-term maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Extended Duration	Long-term maturity Fixed Income Instruments	+/- 3 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

International Bond Funds

PIMCO Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	25–75%(3)

PIMCO Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	80%(3)

PIMCO Emerging Local Bond	Fixed Income Instruments denominated in currencies of non-U.S. countries	+/- 2 years of its benchmark	Max 15% below B	80%(3)

PIMCO Emerging Markets Bond	Emerging market Fixed Income Instruments	8 years	Max 15% below B	80%(3)

PIMCO Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	25–75%(3)

PIMCO Foreign Bond (Unhedged)	Intermediate maturity non-U.S. Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	80%(3)

PIMCO Developing Local Markets	Currencies or Fixed Income Instruments denominated in currencies of non-U.S. countries	8 years	Max 15% below B	80%(3)

PIMCO Global Advantage Fund	U.S. and non-U.S. fixed income instruments	8 years	Max 15% below B	No Limitation

Real Return Bond Funds

PIMCO Real Return	Inflation-indexed Fixed Income Instruments	+/- 3 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

Real Return Bond Funds

PIMCO Commodity-RealReturn Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other Fixed Income Instruments	10 years	B to Aaa; max 10% below Baa	0–30%

PIMCO Real Return Asset	Inflation-indexed fixed income instruments	+/- 4 years of its benchmark	B to Aaa; max 20% below Baa	0–30%

PIMCO RealEstate-RealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other Fixed Income Instruments	10 years	B to Aaa; max 10% below Baa	0–30%

Tax-Exempt Bond Funds

PIMCO California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3-7 years	B to Aaa; max 10% below Baa	0%

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Tax-Exempt Bond Funds

PIMCO California Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal and California income tax)	3 years	Caa to Aaa; max 10% below Baa	0%

PIMCO High Yield Municipal Bond	Intermediate to long-term maturity high yield municipal securities (exempt from federal income tax)	4-11 years	No limitation	0%

PIMCO Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3–10 years	Ba to Aaa; max 10% below Baa	0%

PIMCO New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3-12 years	B to Aaa; max 10% below Baa	0%

PIMCO Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	3 years	Baa to Aaa	0%

Convertible Funds

PIMCO Convertible	Convertible securities	N/A	Max 20% below B	0–30%

Domestic Equity-Related Funds

PIMCO Fundamental Advantage Tax Efficient Strategy	Long exposure to Enhanced RAFITM 1000 hedged by short exposure to S&P 500 stock index, backed by a portfolio of Fixed Income Instruments, a substantial portion of which is comprised of high yield municipal securities	4-11 years	No limitation	No limitation

PIMCO Fundamental Advantage Total Return Strategy	Long exposure to Enhanced RAFITM 1000 hedged by short exposure to S&P 500 stock index, backed by a portfolio of Fixed Income Instruments	1-2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO Fundamental IndexPLUS™	Enhanced RAFITM 1000 derivatives backed by a portfolio of short-term Fixed Income Instruments	1 year	B to Aaa; max 10% below Baa	0–30%

Domestic Equity-Related Funds

PIMCO Fundamental IndexPLUS™ TR	Enhanced RAFITM 1000 derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO StocksPLUS® Total Return	S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

Small Cap StocksPLUS® TR	Russell 2000® Index derivatives backed by a diversified portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO StocksPLUS® TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO StocksPLUS®	S&P 500 stock index derivatives backed by a portfolio of short-term Fixed Income Instruments	1 year	B to Aaa; max 10% below Baa	0–30%

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
International Equity-Related Funds

PIMCO European StocksPLUS® TR Strategy	European equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy	Far Eastern (excluding Japan) equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged)	Non-U.S. equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO International StocksPLUS® TR Strategy (Unhedged)	Non-U.S. equity derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO Japanese StocksPLUS® TR Strategy	Japanese equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

(1)	As rated by Moody’s, S&P’s or Fitch, or if unrated, determined by Pacific Investment Management Company to be of comparable quality.
(2)

Each Underlying Bond Fund (except PIMCO Long-Term U.S. Government, PIMCO Total Return II, PIMCO Low Duration II, PIMCO Municipal Bond, PIMCO Short Duration Municipal Income and PIMCO StocksPLUS Municipal-Backed Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	Limitation with respect to the Underlying Fund’s fixed income investments. The Underlying Fund may invest without limit in equity securities denominated in non-U.S. currencies.
(5)	Effective July 31, 2007, the Underlying Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.
(6)

The Lehman Brothers U.S. Aggregate Index (“LBAG”) covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Each Underlying Bond Fund invests at least 65% (80% for some Underlying Bond Funds) of its assets in the following types of securities, which, unless provided above, may be issued by domestic or non-U.S. entities and denominated in U.S. dollars or other currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

Other Investment Practices of the Underlying Funds

In addition to purchasing the securities listed above under “Fund Focus” or “Main Investments,” some or all of the Underlying Funds may to varying extents: lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options (including uncovered, or “naked” options) on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in non-U.S. securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and the other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The Funds are indirectly subject to some or all of these risks to varying degrees because they invest primarily in the Underlying Funds. For further information concerning the investment practices of and risks associated with the Underlying Funds, please see “Investment Objectives and Policies” in the Statement of Additional Information, the Underlying Fund Summaries included in the Statement of Additional Information and the Underlying Fund prospectuses, which are available free of charge by telephoning the Distributor at 1-800-426-0107.

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Additional Underlying Funds

In addition to the Underlying Funds listed above, the Funds may invest in additional Underlying Funds, including those that may become available for investment in the future, at the discretion of the Sub-Adviser and without shareholder approval.

Management of the Funds

Investment Manager

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for the Funds. Subject to the supervision of the Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Manager is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Manager provides investment management and advisory services to open- end mutual funds and closed-end funds. The Manager is a wholly owned indirect subsidiary of Allianz and of Allianz SE, a publicly-traded European insurance and financial services company. As of [September 30, 2008], the Manager and its investment management affiliates had approximately $[    ] billion in assets under management.

The Manager may retain affiliates to provide various administrative and other services required by the Funds.

Sub-Adviser

Allianz Global Investors Solutions LLC (“AGI Solutions” or the “Sub-Adviser”) selects the Underlying Funds and other investments in which the Funds may invest and allocates the Funds’ assets among the Underlying Funds and other investments. AGI Solutions is located at 600 West Broadway, San Diego, CA 92101. As of [September 30, 2008], AGI Solutions had approximately $[    ] billion in assets under management. AGI Solutions provides advisory services to mutual funds and institutional accounts, and may also provide consulting and research services. Although many of the investment professionals and senior personnel at the Sub-Adviser have significant industry experience at other Allianz entities and elsewhere, the Sub-Adviser only recently registered as an investment adviser and, prior to the inception of the Funds, had not previously managed registered investment companies or other client accounts.

Paul Pietranico and Stephen Sexauer are the individuals at AGI Solutions primarily responsible for selecting and allocating the Funds’ assets among the Underlying Funds and other investments. The following provides information about Messrs Pietranico and Sexauer. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of the securities of the Funds.

Portfolio Managers	Since	Recent Professional Experience
Paul Pietranico	2008	Portfolio manager focused on manager selection (for multi-manager strategies) and portfolio construction since June 23, 2008. He joined Allianz Global Investors of America L.P. in June 2005 as director of the investment manager due diligence, risk analysis and performance reporting teams. Prior to that, he worked at the Center for Investment Research at Charles Schwab & Co. where he was a director of quantitative mutual fund research and portfolio construction. He worked on the quantitative research and modeling work for Schwab’s proprietary predictive rating system for open-ended mutual funds. He also spent a significant number of years working on research projects relating to Schwab’ investment advice offering including investment advice software tools for retirement planning, portfolio simulation, risk analysis, asset allocation and portfolio construction. He started his career at Schwab as a mutual fund due diligence analyst. Mr. Pietranico holds a BS in physics, an MA in philosophy of science and an MS in Engineering Economic Systems & Operations Research, each from Stanford University.

Stephen Sexauer	2008	Chief Investment Officer of AGI Solutions since June 23, 2008. From April 2007-June 2008, Mr. Sexauer was a Managing Director of Allianz Global Investors of America LLC and from May 2003-April 2004, he was a Managing Director and Portfolio Manager of Nicholas-Applegate Capital Management, LLC. Prior to that, he

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Portfolio Managers	Since	Recent Professional Experience
was a Portfolio Manager at Morgan Stanley Investment Management from July 1989-March 2002. Mr. Sexauer worked at Salomon Brothers in Fixed Income sales from April 1988-June 1989 and in Technology Systems from November 1986-April 1988. Mr. Sexauer worked in Economic Consulting at Merrill Lynch Economics from June 1982-April 1985 and at Wharton Econometrics from June 1982-April 1985. Mr. Sexauer holds an MBA from the University of Chicago and a BS from the University of Illinois.

Management Fees

Each Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Advisers in return for their services.

In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.

The Funds commenced operations during the current fiscal year, and they have agreed to pay monthly management fees to the Manager at the following annual rates (stated as a percentage of average daily net assets):

Fund	Management Fees
Allianz Wealth Management Plus Retirement Fund	0.75%
Allianz Wealth Management Plus 2015 Fund	0.80%
Allianz Wealth Management Plus 2020 Fund	0.80%
Allianz Wealth Management Plus 2030 Fund	0.85%
Allianz Wealth Management Plus 2040 Fund	0.85%
Allianz Wealth Management Plus 2050 Fund	0.85%

A discussion regarding the basis for the approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and each Fund, and the sub-advisory agreement between Allianz Global Fund Management and AGI Solutions with respect to the Funds will be available in the semi-annual report to shareholders for the fiscal period ending May 31, 2009.

For each Fund, the Manager has contractually agreed to waive a portion of its Management Fee with respect to Fund assets that are attributable to investments in Underlying Funds, such that the unwaived fee amount paid with respect to such assets equals 0.15% of the portion of the average daily net assets of the Fund attributable to investments in Underlying Funds. This waiver may not be terminated by the Manager and will remain in effect for as long as the Manager manages the Fund, unless it is sooner terminated or adjusted by the Board of Trustees. Similarly, the Manager has contractually agreed to waive, through at least December 31, 2009, an additional portion of its Management Fee with respect to Fund assets that are attributable to investments in Other Acquired Funds, such that the unwaived fee amount paid with respect to such assets equals 0.15% of the portion of the average daily net assets of the Fund attributable to investments in Other Acquired Funds. Notwithstanding the foregoing, the Manager will continue to receive its full Management Fee (subject to any additional waivers such as set forth below) on assets invested in direct investments other than Underlying Funds or Other Acquired Funds.

In addition, the Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

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Underlying Fund Expenses

The expenses associated with investing in a “fund of funds,” such as the Funds, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level.

The Fund are structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

•	The Funds’ management fees payable to the Manager are reduced (as described above) to offset certain fees payable by Underlying Funds.

•	The Funds invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following tables summarize the annual expenses borne by Institutional Class shareholders of the Underlying Funds (based on expenses incurred during the most recent fiscal year, unless otherwise indicated). Because the Funds invests in Institutional Class shares of the Underlying Funds, shareholders of the Funds indirectly bear a proportionate share of these expenses, depending upon how the Funds’ assets are allocated from time to time among the Underlying Funds. See “Fees and Expenses of the Fund” in the Fund Summary above.

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees		Administrative Fees		Other Expenses(1)		Total Fund Operating Expenses
CCM Capital Appreciation	0.45		[	]	[	]	[	]
CCM Emerging Companies	1.25	(2)	[	]	[	]	[	]
CCM Focused Growth	0.45		[	]	[	]	[	]
CCM Mid-Cap	0.45		[	]	[	]	[	]
NACM Emerging Markets Opportunities	0.90		[	]	[	]	[	](3)
NACM Global	0.70		[	]	[	]	[	]
NACM Growth	0.50		[	]	[	]	[	]
NACM Income & Growth	0.65		[	]	[	](4)	[	](3)
NACM International	0.60		[	]	[	]	[	]
NACM Mid-Cap Growth	0.65		[	]	[	](4)	[	](3)
NACM Pacific Rim	0.90		[	]	[	]	[	]
NFJ All-Cap Value	0.65		[	]	[	]	[	]
NFJ Dividend Value	0.45	(5)	[	]	[	]	[	]
NFJ International Value	0.60		[	]	[	]	[	]
NFJ Large-Cap Value	0.45		[	]	[	]	[	]
NFJ Mid-Cap Value	0.60		[	]	[	]	[	](3)
NFJ Small-Cap Value	0.59	(6)	[	]	[	]	[	]
OCC Equity Premium Strategy	0.60		[	]	[	]	[	]
OCC Growth	0.50		[	]	[	]	[	]
OCC Opportunity	0.65		[	]	[	]	[	]
OCC Renaissance	0.60	(7)	[	]	[	]	[	]
OCC Target	0.55		[	]	[	]	[	]
RCM Global Resources	0.70		[	]	[	]	[	]
RCM Global Small-Cap	1.00		[	]	[	]	[	]
RCM International Growth Equity	0.50%		[	]%	[	]%	[	]%
RCM Large-Cap Growth	0.45		[	]	[	]	[	]
RCM Mid-Cap	0.47		[	]	[	]	[	]

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Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees	Administrative Fees		Other Expenses(1)		Total Fund Operating Expenses
RCM Small-Cap Growth	0.85	[	]	[	]	[	]
RCM Strategic Growth	1.00	[	]	[	]	[	]
RCM Technology	0.90	[	]	[	]	[	]
PIMCO California Intermediate Municipal Bond	0.23	0.22		0.00		0.45
PIMCO California Short Duration Municipal Bond	0.20	0.15		0.00		0.35
PIMCO CommodityRealReturn Strategy	0.49	0.25		0.01		0/75
PIMCO Convertible	0.40	0.25		0.11		0.76
PIMCO Developing Local Markets	0.45	0.40		0.00		0.85
PIMCO Diversified Income	0.45	0.30		0.08		0.83
PIMCO Emerging Local Bond	0.45	0.40		0.00		0.85
PIMCO Emerging Markets Bond	0.45	0.40		0.00		0.85
PIMCO European StocksPLUS® TR Strategy	0.45	0.30		0.78		1.53
PIMCO Extended Duration	0.25	0.25		0.00		0.50
PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy	0.45	0.30		0.77		1.52
PIMCO Floating Income	0.30	0.25		0.01		0.56
PIMCO Foreign Bond (U.S. Dollar-Hedged)	0.25	0.25		0.38		0.88
PIMCO Foreign Bond (Unhedged)	0.25	0.25		0.31		0.81
PIMCO Fundamental Advantage Tax Efficient Strategy	0.64	0.25		0.00		0.89
PIMCO Fundamental Advantage Total Return Strategy	0.64	0.25		0.00		0.89
PIMCO Fundamental IndexPLUS™	0.45	0.25		0.00		0.70
PIMCO Fundamental IndexPLUS™ TR	0.54	0.25		0.00		0.79
PIMCO Global Bond (U.S. Dollar-Hedged)	0.25	0.30		0.47		1.02
PIMCO Global Bond (Unhedged)	0.25	0.30		0.29		0.84
PIMCO GNMA	0.25	0.25		0.45		0.95
PIMCO High Yield	0.25	0.25		0.01		0.51
PIMCO High Yield Municipal Bond	0.30	0.25		0.00		0.55

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Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees	Administrative Fees	Other Expenses(1)	Total Fund Operating Expenses
PIMCO Income	0.25	0.20	1.04	1.49
PIMCO Int’l StocksPLUS® TR Strategy (U.S. Dollar Hedged)	0.45	0.30	0.76	1.51
PIMCO Int’l StocksPLUS® TR Strategy (Unhedged)	0.39	0.25	0.64	1.28
PIMCO Investment Grade Corporate Bond	0.25	0.25	0.07	0.57
PIMCO Japanese StocksPLUS® TR Strategy	0.45	0.30	0.68	1.43
PIMCO Long Duration Total Return	0.25	0.25	0.00	0.50
PIMCO Long Term U.S. Government	0.23	0.25	0.00	0.48
PIMCO Low Duration	0.25	0.18	0.00	0.43
PIMCO Low Duration II	0.25	0.25	0.01	0.51
PIMCO Low Duration III	0.25%	0.25%	0.04%	0.54%
PIMCO Moderate Duration	0.25	0.20	0.00	0.45
PIMCO Money Market	0.12	0.20	0.00	0.32
PIMCO Mortgage-Backed Securities(8)	0.25%	0.25%	0.70%	1.20%
PIMCO Municipal Bond	0.23	0.24	0.08	0.55
PIMCO New York Municipal Bond	0.23	0.22	0.00	0.45
PIMCO Real Return Asset	0.35	0.25	0.01	0.61
PIMCO Real Return	0.25	0.20	0.00	0.45
PIMCO RealEstate-RealReturn Strategy	0.49	0.25	0.00	0.74
PIMCO Short Duration Municipal Income	0.20	0.15	0.00	0.35
PIMCO Short-Term	0.25	0.20	0.01	0.46
PIMCO Small Cap StocksPLUS® TR	0.44	0.25	0.00	0.69
PIMCO StocksPLUS®	0.25	0.25	0.09	0.59
PIMCO StocksPLUS® Long Duration	0.35	0.24	0.02	0.61
PIMCO StocksPLUS® Total Return	0.39	0.25	0.00	0.64
PIMCO StocksPLUS® TR Short Strategy	0.44	0.25	0.00	0.69
PIMCO Total Return	0.25	0.18	0.06	0.49
PIMCO Total Return II	0.25	0.25	0.32	0.82
PIMCO Total Return III	0.25	0.25	0.25	0.75

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Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees	Administrative Fees	Other Expenses(1)	Total Fund Operating Expenses
PIMCO Unconstrained Bond	0.60	0.30	0.02	0.92

(1)	Other Expenses includes expenses (e.g., organizational expenses, interest expenses and pro rata trustee fees) attributable to the Institutional Class shares of the Underlying Funds. For certain Underlying Funds in their initial fiscal year, Other Expenses are based on estimated amounts.
(2)	Effective January 1, 2008, the Underlying Fund’s Advisory Fee was reduced by 0.05% to 1.20%. In addition, effective July 1, 2008, the Underlying Fund’s Advisory Fee will be further reduced by 0.05% to 1.15%. These Advisory Fee reductions will continue until at least December 31, 2008.
(3)	The Advisory Fee for the Underlying Fund does not reflect a voluntary fee waiver of .05% currently in effect. While the fee waiver is in effect, the actual Advisory Fee will be ..55%.
(4)	Based upon estimated amounts for the Underlying Fund’s initial fiscal year ending June 30, 2008.
(5)	Effective January 1, 2008, the Underlying Fund’s Advisory Fee became subject to a reduction of 0.025% on assets in excess of $7.5 billion and an additional 0.025% on assets in excess of $10 billion, each based on the Underlying Fund’s average daily net assets.
(6)	The CommodityRealReturn Strategy Fund’s subsidiary (the “Subsidiary”) has entered into a separate contract with PIMCO for the Management of the subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and the administration fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Underlying Fund in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary (as described above). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.
(7)	Effective January 1, 2007, the Underlying Fund’s advisory fee became subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Underlying Fund’s average daily net assets.
(8)	Effective July 31, 2007, the Underlying Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.

	Annual Underlying Fund Expenses (Based on the average daily net assets attributable to a Fund’s Institutional Class shares):

Underlying Fund	Management Fees(1)	Other Expenses(2)		Total Fund Operating Expenses
NACM Global Equity 130/30	1.10%	1.25	%(3)	2.35	%(5)
NACM International Growth	0.85%	1.35%		1.20	%(6)
RCM All Horizons	0.95%	0.35	%(3)	1.30	%(5)
RCM Disciplined Equity	0.70%	0.28	%(3)	0.98	%(5)
RCM Global EcoTrendsSM	1.00%	0.30	%(3)	1.30	%(5)
RCM Global Water	0.95%	0.30	%(3)	1.25	%(5)
RCM International Opportunities	0.85%	0.35	%(3)	1.20	%(5)

(1)

While the Allianz Funds and PIMCO Funds have an advisory fee and administrative fee, Allianz Multi-Strategy Funds have a combined Management Fee, which is paid by an Underlying Fund to Allianz Global Fund Management in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

(2)

Other Expenses includes expenses (e.g., interest expenses and pro rata trustee fees) attributable to the Institutional Class shares of the Underlying Funds. For certain Underlying Funds in their initial fiscal year, Other Expenses are based on estimated amounts.

(3)	Based upon estimated amounts for the Underlying Fund’s initial fiscal year ending November 30, 2008.
(4)	Based upon estimated amounts for the Underlying Fund’s initial fiscal year ending November 30, 2009.
(5)	Total Annual Fund Operating Expenses do not include organizational expenses, all of which were or would be incurred during the Underlying Fund’s initial fiscal year.
(6)

Reflects the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses, exceed 1.20% during the Fund’s initial fiscal year.

Potential Conflicts of Interest

The Sub-Adviser has broad discretion to allocate and reallocate the Funds’ assets among the Underlying Funds consistent with the Funds’ investment objectives and policies and asset allocation targets and ranges. Although the Funds do not pay an investment advisory fee for the asset allocation services, Sub-Adviser does receive a fee from the Manager (as described below), and both the Manager and the Sub-Adviser indirectly receive fees (including investment advisory and administrative fees) from the Underlying Funds in which the Funds invest. In this regard, the Manager and the Sub-Adviser may have an incentive to invest the Funds’ assets in Underlying Funds they manage or sub-advise, as the case may be. Similarly, the Manager has a financial incentive for the Funds’ assets to be invested in Underlying Funds with higher fees than other Underlying Funds, even if it believes that alternate investments

35

would better serve the Funds’ investment program. Additionally, because the Manager has agreed to waive part of its Management Fee with respect to assets invested in Underlying Funds, the Manager may have an incentive to maximize direct investment outside of Underlying Funds. However, this fee waiver is intended to address the potential conflict of interest as to the incentive of the Manager and Sub-Adviser to invest the Funds’ assets in Underlying Funds they manage or sub-advise. The Sub-Adviser and the Manager are legally obligated to disregard those incentives in making asset allocation decisions for the Funds. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the Underlying Funds of the Trust.

Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Manager. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

12b-1 Plan for Class D Shares

The Funds have adopted a servicing plan for their Class D shares in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Funds pay to the Distributor up to [    ]% per annum of each Fund’s average daily net assets attributable to Class D shares as compensation in respect of services in connection with the distribution of Class D shares or the provision of shareholder services. Based on the types of services that are expected to be provided in respect of Class D shares, each Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of FINRA. Some or all of the activities for which these servicing fees are paid may be deemed to be primarily intended to result in the sale of Class D shares. Because Rule 12b-1 fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Arrangements with Financial Service Firms

Some or all of the servicing fees described above are paid to the broker, dealer or financial advisor (collectively, “financial service firms” or “financial firms”) through which you purchase your shares. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial service firms include brokers, dealers, insurance companies and banks.

Pursuant to arrangements with the Distributor, selected financial service firms provide varying investment products, programs or accounts through which their clients may purchase and redeem Class D shares of the Funds. These firms generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by client accounts, and may arrange with their clients for other investment or administrative services. Financial service firms typically have omnibus accounts and similar arrangements with the Trust and are paid for providing sub-transfer agency and other administrative and shareholder services. Such services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Each Fund may pay for these services directly or indirectly at an annual rate generally not to exceed [    ]% (up to [    ]% of which may be paid by each Fund under the Rule 12b-1 Plan for Class D shares described above) of each Fund’s average daily net assets attributable to its Class D shares and purchased through a particular firm for its clients, although payments with respect to shares in retirement plans are often higher. These amounts would be in addition to amounts paid to the Trust’s transfer agents or other service providers for Class D shares. These payments may be material to financial service firms relative to other compensation paid by the Funds and/or the Distributor, the Manager and their affiliates and may be in addition to other fees, such as the revenue sharing or “shelf space” fees described below. The payments described above may be greater or less than amounts paid by the Funds to the Trust’s transfer agents for providing similar services to other accounts. The Distributor and the Manager do not audit the financial service firms to determine whether they are providing the services for which they are receiving such payments.

In addition to the payments described above, the Distributor, the Manager and their affiliates (for purposes of this sub-section only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms through which Fund shares are sold. These additional payments are made as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the firms at seminars or informational meetings.

36

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other funds of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in a Fund and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds or other Allianz-sponsored funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) [0.10]% of such year’s fund sales by that financial firm and (b) [0.06]% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and [0.03]% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds uses financial firms that sell Fund shares to effect transactions for each Fund’s portfolio, the Trust, the Manager and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, the Fund, various Underlying Funds and other affiliated investment companies, the Fund’s and the Underlying Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by shareholders of the Fund and the Underlying Funds.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund and the Underlying Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Fund and the Underlying Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund and the Underlying Funds.

37

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds and the Underlying Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-adviser to perform their respective contracts with respect to the Funds and the Underlying Funds.

38

How Fund Shares Are Priced

The net asset value per share (“NAV”) of a Fund’s Class D shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. The assets of each Fund consist predominantly of shares of the Underlying Funds and other investments, which are valued at their respective NAVs. Fund and Underlying Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees of the Funds or an Underlying Stock Fund may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating the NAV of a Fund’s shares, the Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments may be determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments by the Funds and the Underlying Funds having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), a Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees of the Fund (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Funds may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The use of fair value pricing by Funds may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of the Funds’ shares, and NAV of the Fund’s shares, may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and NAV of the Funds’ shares, and NAV of the Fund’s shares, may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund. The calculation of the Funds’ and the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General Information

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Financial Service Firms. Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and

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dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. Such sub-transfer agency or other administrative services and related payments are described in more detail above under “Management of the Funds—Arrangements with Financial Services Firms.” Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your financial service firm for information.

This Prospectus should be read in connection with your firm’s materials regarding its fees and services.

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Calculation of Share Price and Redemption Payments. When you buy or sell (redeem) Class D shares of a Fund, you pay or receive a price equal to the NAV of the shares, subject to any Redemption Fees, as discussed below under “Redemption Fees.” NAVs are ordinarily determined at the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day’s NAV).

Buying Shares

Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms” above.

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-877-4626 for information about other investment options.

Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust’s transfer agent for Class D shares, Boston Financial Data Services, Inc., will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-877-4626 for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

An investor should invest in the Funds for long-term investment purposes only. The Trust and the Manager each reserves the right to refuse purchases if, in the judgment of the Trust or the Manager, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and the Manager each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Investment Minimums

The following investment minimums apply for purchases of Class D shares.

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Initial Investment	Subsequent Investments
$1,000	$100

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans and asset based fee programs, and for special investment programs and plans offered by the Trust, such as the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small Account Fee

No small account fee is currently charged.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your accounts with the Trust, Allianz Funds, and PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

Except as provided below or in the applicable fund’s prospectus(es), you may exchange your Class D shares of any Fund for Class D shares of any other fund of the Trust, Allianz Funds or PIMCO Funds that offers Class D shares. [Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Funds within the applicable Holding Period will be subject to a Redemption Fee of [2.00]% of the NAV of the shares exchanged. See “Redemption Fees” below. Unless subject to a Redemption Fee, shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges.] Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. An investor may exchange shares only with respect to Funds that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market-timing” strategies may be deemed by the Manager to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class D shares. Because the Funds and the Underlying Funds will not always be able to detect market timing activity, investors should not assume that the Funds or the Underlying Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds or the Underlying Funds. For example, it is more difficult for the Funds or the Underlying Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage a particular Fund.

Certain of the Underlying Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Underlying Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Underlying Funds’ non-U.S. portfolio securities and the determination of such Underlying Funds’ (and the Funds’) net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Underlying Funds’ potential investment in securities of smaller capitalization companies, high-yield securities and securities of issuers located in emerging markets, that are thinly traded and therefore may have actual values that differ from their market prices.

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To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes Redemption Fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Underlying Funds’ portfolio securities. The purpose of Redemption Fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “How Fund Shares Are Priced” above for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to a Fund on a net basis, conceal the identity of the individual shareholders from a Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for a Fund to identify short-term transactions in the Fund. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Selling Shares

You can sell (redeem) Class D shares through your financial service firm on any day the New York Stock Exchange is open. [Unless eligible for a waiver, shareholders who redeem shares of the Funds within the applicable Holding Period will be subject to a Redemption Fee of 2.00% of the NAV of the shares redeemed. See “Redemption Fees” below. ] You do not pay any other fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-877-4626 for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

[Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.]

Redemptions In Kind

The Trust has agreed to redeem shares of Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. If your shares are redeemed in kind, you may incur transaction costs upon the disposition of the securities received in the distribution.

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Redemption Fees

Investors in Class D shares of a Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable contingent deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 7 days after their acquisition, including shares acquired through exchanges. The Redemption Fees discussed above are effective for shares acquired (including shares acquired through exchange).

When calculating the Redemption Fee, shares that are not subject to a Redemption Fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 7-day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Manager or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee. The Funds may be limited in their ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for a Fund to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully reduce or eliminate excessive short-term trading in shares of the Fund, or fully insulate Fund shareholders from associated costs or other dilution of the value of Fund shares. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Funds may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.”

Waivers of Redemption Fees. The Funds have elected not to impose the Redemption Fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

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•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

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redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant- directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in a Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Manager or its affiliates; and

•	otherwise as the Manager or the Trust may determine in their sole discretion.

Additionally, no Redemption Fee applies to a redemption of shares of any class of shares of a Fund where the entirety of the proceeds of such redemption is immediately invested in another share class of the Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents please contact your financial service firm. Within 30 days after receipt of your request your financial service firm will begin sending you individual copies.

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Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. The Funds intend to declare and distribute income dividends to shareholders of record quarterly. In addition, each the Retirement Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually, while the 2015 Fund, 2020 Fund, 2030 Fund, 2040 Fund and 2050 Fund distributes any net capital gains to shareholders no less frequently than quarterly. Net short-term capital gains may be paid more frequently. Net short-term capital gains may be paid more frequently. The amounts of the Funds’ income distributions to shareholders are expected to vary with market fluctuations and the rate or size of the Underlying Funds’ distributions.

You can choose from the following distribution options:

•	Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.

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Invest all distributions in Class D shares of another series of the Trust, Allianz Funds or PIMCO Funds which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

•	Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This must be elected when your account is set up.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your financial service firm or call the Distributor at 1-888-877-4626.

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Tax Consequences

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to U.S. federal income tax at the fund level on income and gains that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Taxes on Fund Distributions

If you are a shareholder subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) that are properly designated by a Fund as capital gains dividends (“Capital Gain Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of net short-term capital gains in excess of net long-term capital losses generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s current and accumulated earnings and profits, in which case the excess generally would be treated as a return of capital, which would reduce your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a regulated investment company as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. If a Fund receives dividends from an Underlying Fund that the Underlying Fund has designated as qualified dividend income, then the Fund is permitted in turn to designate a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the Underlying Fund.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

The Funds’ use of a fund of funds structure could affect the amount, timing and character of distributions from the Funds, and, therefore, could increase the amount of taxes payable by shareholders. See “Taxation—Distributions” in the Statement of Additional Information.

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Taxes When You Sell (Redeem) or Exchange Your Shares of a Fund. Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders. When you exchange shares of a Fund for shares of another series of the Trust, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

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Redemption by a Fund of Underlying Fund Shares. Depending on a Fund’s percentage ownership in an Underlying Fund before and after a redemption of Underlying Fund shares, the Fund’s redemption of shares of such Underlying Fund may cause the Fund to be treated as receiving a dividend on the full amount of the distribution instead of receiving capital gain income on the shares of the Underlying Fund. This would be the case where a Fund holds a significant interest in an Underlying Fund and redeems only a relatively small portion of such interest. This could cause you to recognize higher amounts of ordinary income than if you had held the shares of the Underlying Funds directly. In addition, in certain circumstances, the “wash sale” rules may apply to a Fund’s sale of Underlying Fund shares that have generated losses.

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A Note on Non-U.S. Investments. Investments by a Fund or an Underlying Fund in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You will not be able to claim a credit or deduction with respect to foreign taxes. In addition, a Fund or an Underlying Fund’s investment in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate recognition of ordinary income and may affect the timing or amount of distributions.

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Backup Withholding. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income or who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter.

This section summarizes some of the U.S. federal income tax consequences to U.S. persons of investing in the Funds; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of non-U.S. federal, state and local income tax laws. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Manager, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

        Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund’s portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio managers have placed on it.

        Companies that a Fund’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

        Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources,

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more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

        Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings	Securities purchased in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of any IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities	The Sub-Adviser defines non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). The Sub-Adviser expects that the Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, the Funds may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when the Sub-Advisers believe that such securities are not publicly traded either in the U.S. or non-U.S. markets.

        Each Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. ADRs, EDRs and GDRs are considered by the Funds to be types of equity securities.

        Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for a Fund that invests in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign currency

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exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. See “Foreign Currencies” below.

Emerging Market Securities	Each Fund may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Countries with “emerging market” economies are those with securities markets that are, in the opinion of the Sub-Advisers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Funds with percentage limitations on investments in emerging market securities calculate those limitations by defining “emerging market securities” as securities issued by companies organized or headquartered in emerging market countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

        Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

        Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

        Foreign Currency Transactions. The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A Fund may also invest in a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase Fund exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all

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circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

        In addition, to the extent that a Fund engages in foreign currency transactions, it will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Derivatives	Each Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Advisers may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

        Examples of derivative instruments that a Fund may buy, sell or otherwise utilize include, among others, call and put option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements with respect to, among other underliers, securities, indices, interest rates and currencies. A description of these and other derivative instruments that a Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

        A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by a Fund.

        Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

        Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

        Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

        Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a Fund will segregate assets determined to be liquid by the Manager or the Sub-Advisers in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be increased by the writing of uncovered or “naked” options.

        Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There

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is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

        Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If the Sub-Advisers incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

        Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may accelerate and/or increase the amount of taxes payable by shareholders. Derivative instruments are also subject to the risk of ambiguous documentation.

        There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Related Instruments	Each Fund may invest in equity-related instruments. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “—Common Stocks and Other Equity Securities” above. To the extent that a Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, a Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income instruments, cash and cash equivalents. The Funds may not achieve their investment objectives when they do so. The Funds may maintain a portion of their assets in high-quality fixed income instruments, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Instruments	As used in this Prospectus, the term “fixed income instruments” includes, but is not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Funds may invest in derivatives based on fixed income instruments

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        Fixed income instruments are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income instruments are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income instruments can be expected to decline. Fixed income instruments with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities	Securities rated below investment grade, i.e., lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Ratings Services (“S&P”), or unrated securities determined by the Sub-Advisers to be of comparable quality, are sometimes referred to as “high yield” securities or “junk bonds.” Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income instruments. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income instruments rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to each Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities	The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s and S&P. Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income instruments, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income instruments by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Funds will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager and the Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

        The Funds may purchase unrated securities (which are not rated by a rating agency) if their Sub-Advisers determine that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that

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the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income instruments. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities	Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

Convertible Securities	Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income instruments of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

        Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Each Fund may lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Funds’ assets. The Funds do not currently have a program in place pursuant to which they may lend portfolio securities. However, they may establish such a program in the future. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

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Short Sales	A Fund may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until the Fund replaces a borrowed security, the Fund is required to maintain during the period of the short sale the short sales proceeds that the broker holds and any additional assets the lending broker requires as collateral. The Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

        Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A fund may engage in short sales which are not “against the box,” which involve additional risks. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that a Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which a Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings will create leveraging risk for a Fund. In addition, to the extent

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permitted by and subject to applicable law or SEC exemptive relief, a Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Illiquid Securities	Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Advisers may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Real Estate Investment Trusts	The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

        To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent that a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies	Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of a Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, a Fund may invest in shares of investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed net of short-term and net long-term capital losses to

55

shareholders who are individuals) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the funds’ previous and current investment objectives and policies and portfolio management strategies.

Changes in Investment Objectives and Policies	The investment objective of each of the Funds described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, the Funds may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. None of the Funds has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller- Sized Funds	The Funds are newly formed and therefore have little or no performance history for investors to evaluate. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ relatively small size, have a disproportionate impact on the Funds’ performance results.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants, derivatives or other structured products.

Other Investments and Techniques	The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Manager or a Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities.

Portfolio Holdings	The Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities, together with additional information about portfolio holdings disclosure, are available in the Trust’s Statement of Additional Information. In addition, the Manager will post each Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

56

Financial Highlights

Because the Fund has recently commenced operations, financial highlights are not available.

57

Allianz Funds Multi-Strategy Trust

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-888-877-4626, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may also contact your financial service firm for additional information.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act of 1940, which is 811-22167.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

File No. 811-22167

58

Allianz Multi-Strategy Funds	INVESTMENT MANAGER
Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISER Allianz Global Investors Solutions LLC, 600 West Broadway, San Diego, CA 92101

CUSTODIAN State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105

TRANSFER AGENT Boston Financial Data Services, Inc., 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM [ ]

LEGAL COUNSEL Ropes & Gray LLP, One International Place, Boston, MA 02110

59

Allianz Multi-Strategy Funds Prospectus

Allianz Wealth Management Plus Target Date Funds

December [    ], 2008

Share Class P

This Prospectus describes the Allianz Wealth Management Plus Target Date Funds (each a “Fund”), which are six mutual funds offered by Allianz Funds Multi-Strategy Trust (the “Trust”). The Funds provide access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and its investment management affiliate, Allianz Global Investors Solutions LLC (“AGI Solutions” or the “Sub-Adviser”), which serves as sub-adviser. As of September 30, 2008, Allianz Global Fund Management and its investment management affiliates managed approximately $[854.8] billion.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Overview of Wealth Management Plus Target Date Funds

The Allianz Wealth Management Plus Target Date Funds (each a “Fund”) are designed to meet the evolving needs of individual investors for after-inflation wealth accumulation and income as they approach and reach retirement. The Wealth Management Plus Retirement Fund is intended for investors who have already retired or begun withdrawing portions of their investments, and its focus is on generating after-inflation income. Each of the other Funds follows an asset allocation strategy that is actively managed toward a specific target retirement date, becoming increasingly conservative over time until the target date is reached and the Fund’s investment strategy closely resembles that of the Wealth Management Plus Retirement Fund.

The Funds invest primarily using a “funds of funds” structure, which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The Funds invest primarily in certain affiliated mutual funds, which are part of the group of investment companies consisting of the Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds, and which are called “Underlying Funds” in this prospectus. The Underlying Funds are not offered in this prospectus. Please see the “Description of Underlying Funds” in this prospectus for more information about the Underlying Funds. Each Fund may invest a portion of its assets in affiliated or unaffiliated exchange-traded funds (ETFs) and other mutual funds and pooled vehicles (“Other Acquired Funds”), and directly in other securities and instruments. Other important characteristics of the Funds are described in the Fund Summary beginning on page [    ], and are discussed in greater detail under “Investment Objectives and Principal Investment Strategies.” A “Summary of Principal Risks” begins on page [    ].

The table below lists the investment objectives and compares certain investment characteristics of the Funds. See the “Summary of the Funds” for other important characteristics of the Funds

Wealth Management Plus Retirement	Main Investments Selected Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds Investment Objectives Seeks current income and, secondarily, capital appreciation.	Main Investments Selected Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds Investment Objectives Seeks current income.	Dividend Frequency Income distributions at least quarterly; capital gains distributions at least annually

Wealth Management Plus 2015 Wealth Management Plus 2020 Wealth Management Plus 2030 Wealth Management Plus 2040 Wealth Management Plus 2050

Main Investments

Selected Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds

Investment Objectives

Seeks capital growth and preservation consistent with its asset allocation as the target date in the Fund name approaches, and thereafter current income, and, secondarily, capital appreciation.

Main Investments

Selected Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds

Investment Objectives

Seeks capital growth and preservation consistent with its asset allocation as the target date in the Fund name approaches, and thereafter current income.

Dividend Frequency Declared and distributed at least annually

The term “fund of funds” is used to describe mutual funds, such as the Funds, that pursue their investment objectives by investing in other mutual funds. Your cost of investing in a Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a Fund, you will indirectly bear fees and expenses charged by the Underlying Funds and Other Acquired Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Under “Summary of the Funds” you will find a description of each Fund’s investment objective, principal investments and strategies, principal risks, asset allocation strategies, performance information (once available) and fees and expenses. Under “Summary of Principal Risks” you will find a discussion of the principal risks of the Funds and the Underlying Funds. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which the Manager and/or the Sub-Adviser or their affiliates act as investment adviser, including mutual funds with names, investment objectives and policies similar to those of the Funds.

It is possible to lose money on investments in a Fund. Although each Fund provides a relatively high level of diversification in comparison to most mutual funds, the Funds may not be suitable as a complete investment program, depending on your individual needs and goals. In addition, because multiple Underlying Funds may be managed by the same investment adviser or have similar investment strategies, each Fund’s relative diversification may be somewhat limited. Moreover, the fact that a Fund or Underlying Funds may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

2

Allianz Wealth Management Plus Target Date Funds	Ticker Symbols:
Allianz Wealth Management Plus Retirement Fund (“Retirement Fund”)	[ ]
Allianz Wealth Management Plus 2015 Fund (“2015 Fund”)	[ ]
Allianz Wealth Management Plus 2020 Fund (“2020 Fund”)	[ ]
Allianz Wealth Management Plus 2030 Fund (“2030 Fund”)	[ ]
Allianz Wealth Management Plus 2040 Fund (“2040 Fund”)	[ ]
Allianz Wealth Management Plus 2050 Fund (“2050 Fund”)	[ ]

Summary of the Funds

Investment Objectives of the Funds

The Wealth Management Plus Target Date Funds listed above (each a “Fund”) are designed to meet the evolving needs of individual investors for after-inflation wealth accumulation and income as they approach and reach retirement.

The Retirement Fund is intended for investors who have already retired or begun withdrawing portions of their investments, and its investment objective is to seek current income, and, secondarily, capital appreciation.

Each of the 2015 Fund, 2020 Fund, 2030 Fund, 2040 Fund and 2050 Fund follows an asset allocation strategy that is actively managed toward a specific target retirement date, during which time each Fund seeks capital growth and preservation consistent with its asset allocation, becoming increasingly conservative over time. Each such Fund’s objective will change to seeking current income and, secondarily, capital appreciation, upon reaching the target date in the Fund name, at which point its investment strategy will closely resemble that of the Retirement Fund. It is expected that each of these Funds will merge into the Retirement Fund within approximately 3 years after its target date, provided that the Fund’s Board of Trustees determines that such a transaction is in the best interest of shareholders.

Principal Investments and Strategies

The Funds seek to achieve their investment objectives by investing under normal circumstances primarily in Underlying Funds that are sponsored and managed by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and/or its affiliates. Potential Underlying Funds currently include all Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds, except those that principally employ a “fund-of-funds” strategy. Each Fund may invest without limit in Underlying Funds, and may invest a significant percentage of its assets in one, or a small number of Underlying Funds.

Each Fund may invest a portion of its assets in affiliated or unaffiliated exchange-traded funds (ETFs) and other mutual funds and pooled vehicles other than the Underlying Funds. Each Fund will not invest more than 10% of its assets in Other Acquired Funds.

Each Fund may also invest a significant portion of its assets directly in other securities and instruments, subject to any limitations imposed by the Investment Company Act of 1940 and the rules thereunder (the “1940 Act”) or by other applicable law. These direct investments may include equity securities, such as common stocks, and equity-related instruments giving the Fund exposure to companies in any of a number of market capitalization ranges and geographic distributions. Direct investments may also include fixed income instruments, such as government and corporate debt securities and asset-backed securities, as well as convertible securities. Each fund may utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. Such direct investments may be used as a complement or adjustment to the Fund’s exposure to Underlying Investments and Other Acquired Funds, and therefore may from time to time be focused in a limited number of asset classes or investment types.

In constructing a portfolio for each Fund consisting of Underlying Funds, Other Acquired Funds and direct investments, the Sub-Adviser seeks to maintain significant economic exposure to a number of different countries in addition to the United States. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Asset Allocation Process

The Sub-Adviser constructs the target asset allocations and makes investment decisions for each Fund based on a combination of economic models, capital markets research and fundamental research including, in the case of Underlying Funds and Other Acquired Funds, detailed evaluation of the managers of such pooled vehicles. The Sub-Adviser follows a three-step asset allocation process for each Fund as described below.

3

The first step is to divide potential investments into two basic categories: defensive assets and return-generating assets. Defensive assets tend to have lower risk of loss with limited possibility for gain and provide stable income, whereas return-generating assets tend to produce higher long-term total return but are subject to higher volatility and risk of loss. Based on market research and assumptions of life expectancy, retirement age, savings rates and levels of consumption, the Sub-Adviser employs modeling and optimization tools to establish an allocation between defensive assets and return-generating assets that shifts over time as a target retirement date approaches. The basic premise of this shift over time is that investors have a greater need for accumulation of savings prior to retirement, which then shifts to a consumption of those savings in retirement. In evaluating potential investments under both categories of assets, the Sub-Adviser considers the degree to which income or generation of returns exceeds inflation. The chart below illustrations the Sub-Adviser’s allocation between defensive and return-generating assets as of [            ], 2008.

In the second step, the Sub-Adviser divides both its allocations to return-generating assets and defensive asset further into four major global asset classes to which the Funds seek to gain economic exposure: equities, fixed income, real return and alternatives. The Sub-Adviser uses historical financial data, expected future long-term returns, volatilities and correlations and proprietary asset allocation modeling tools and information to divide the major asset classes into more narrow sub-classifications and to generate shifts in these allocations over time relative to a target retirement date. The resulting allocations make up the strategic “glide path” used to direct the investment choices for each Fund. The weighting to asset classes on the glide path generally moves from more aggressive to more conservative the closer a Fund’s target date is in time. For example, the 2050 Fund has significantly greater exposure to U.S. and international equities than does the 2015 Fund or the Retirement Fund. The Sub-Adviser seeks to optimize the allocation to the various asset classes represented on the glide path relative to its assessment of the changing needs of investors as they approach retirement, and refers to this process as developing an optimal set of “beta allocations” for each point in time. The illustration below shows the Funds’ target date glide path as of [            ], 2008.

4

Allianz Wealth Management Plus Glidepath

The third step is to assign one or more potential investments to each of the “beta allocations” represented in the glide path. The Sub-Adviser attempts to select a portfolio consisting primarily of Underlying Funds using the following core considerations:

•

An Underlying Fund with a strategy that maps to, or is representative of an asset class or combination of asset classes included in the glide path. For example, an international equity portfolio maps to the international equity beta and a balanced income fund could be mapped to multiple asset classes.

•	The consistency of the Underlying Fund’s risk-return profile.

•	The Sub-Adviser’s assessment of the ability of the manager of the Underlying Fund to outperform the associated benchmark.

•	How the Underlying Fund impacts the expected risk-return of the total portfolio.

In conjunction with its selection of Underlying Funds, the Sub-Adviser also considers investments in exchange-traded funds (ETFs) that meet the criteria under the glide path, using its same core considerations as for Underlying Funds to the extent they are applicable to ETFs. Following its selection of Underlying Funds and ETFs, the Sub-Adviser may consider direct investments in derivatives, equities and equity-related instruments, fixed-income and other instruments, as well as investments in Other Acquired Funds (other than ETFs), that it believes complement its primary fund-of-funds portfolio and otherwise to adjust the Fund’s overall mix of investments.

Adjustments to Portfolio Allocations

As time passes, the Sub-Adviser adjusts the mix of asset classes, and with that the weighting of individual investments in the portfolio changes in accordance with the glide path. A full review of each Fund is undertaken at least annually, at which time the asset classes are reallocated to reflect that the Fund is now closer to the retirement date. This annual analysis also includes the review of individual asset classes and their reclassification as either defensive or return-generating.

In addition to its annual review of the glide path, the Sub-Adviser analyzes the investment portfolio of each Fund on an ongoing basis, including a review of such factors as portfolio yield, total portfolio expected volatility, Sharpe ratio and tracking error. These analyses are factored into the annual review, and they may precipitate a rebalancing or an adjustment to the Fund’s allocations more frequently, if the Sub-Adviser considers such changes to be necessary or appropriate. Based on its ongoing monitoring of risk premiums, especially in periods of what the Sub-Adviser considers major market movements or instability, the Sub-Adviser may make tactical changes to the strategic glide path allocations when risk premiums are judged to vary significantly from long-term values.

Matching a Fund to Investor Needs

The asset allocation of each Fund is designed to provide an investment that the Sub-Adviser believes is neither overly aggressive nor overly conservative for a typical investor planning to retire, or otherwise to begin withdrawing portions of his or her investments, within a few years of the target date indicated in the Fund’s name (or, in the case of the Retirement Fund, for a typical retired investor). Generally, you should choose a Fund with a target date that comes close to the year in which you expect to retire. The allocations of assets in a given Fund are However, you should also consider other factors, such as your age, how your Fund investment will fit into your overall investment program, and your personal risk tolerance. Choosing a Fund with an earlier target date

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in its name represents what is designed to be a more conservative choice, while choosing a Fund with a later target date represents what is designed to be a more aggressive choice. The Retirement Fund is designed to represent the most conservative choice among the Funds.

Risk Management

The Funds’ risk management approach combines rigorous economic models of lifetime savings and consumption with sound judgment and experience.

For each Fund, the total portfolio volatility, income and tracking error are measured regularly as well as upon major market movements. The Sub-adviser also conducts a periodic formal review of all beta allocations and fund assignments, and may periodically rebalance the portfolio based on this analysis.

A full review of each target Fund is undertaken at least annually, at which time the asset classes are reallocated to reflect that the Fund is now one year closer to the retirement date. This annual analysis also includes the review of individual asset classes and their reclassification as either defensive or return-generating.

Principal Risks

Allocation Risk A Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds, as well as Other Acquired Funds and direct investing in securities and other instruments. A principal risk of investing in a Fund is that the Sub-Adviser’s allocation techniques and decisions and/or the Sub-Adviser’s selection of Underlying Funds and other instruments will not produce the desired results, and therefore the Fund may not achieve its investment objective.

Underlying Fund Risks The value of your investment in a Fund is largely determined by the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Fund’s allocation among the Underlying Funds will vary, an investment may be subject to any and all of these risks at different times and to different degrees.

Other (Direct) Investment Risk To the extent that a Fund invests directly in investments other than Underlying Funds, the value of your investment will be directly related to the investment performance of those investments. Thus, exposure to the principal investment risks of a Fund can come either indirectly through Underlying Funds and Other Acquired Funds or directly.

Among the principal risks of the Underlying Funds and other investments, which could adversely affect the net asset value, yield and total return of the Fund, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Commodity Risk • Fixed Income Risk • Convertible Securities Risk • Credit Risk • Currency Risk • Derivatives Risk	• Emerging Markets Risk • Focused Investment Risk • High Yield Risk • Index Risk • Interest Rate Risk • IPO Risk • Leveraging Risk • Liquidity Risk • Management Risk

•    Mortgage-Related and other Asset-Backed Risk

•    Non-U.S. Investment Risk

•    Real Estate Risk

•    REIT and Real Estate-Linked Derivative Risk

•    Short Selling Risk

•    Smaller Company Risk

•    Variable Distribution Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

6

Performance Information

The Funds do not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included.

Fees and Expenses of the Funds

These tables describe the fees and expenses you may pay if you buy and hold Class P shares of the Funds:

Wealth Management Plus Retirement Fund

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)(4)	Net Annual Fund Operating Expenses
Class P	0.75%	None	0.85%	0.73%	2.33%	1.35%	0.98%

(1)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(2)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.60% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(4)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 3 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class P shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3
Class P	$	[	]	$	[	]

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Wealth Management Plus 2015 Fund

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)(4)	Net Annual Fund Operating Expenses
Class P	0.80%	None	0.85%	0.76%	2.41%	1.39%	1.02%

(1)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(2)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(4)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 3 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class P shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3
Class P	$	[	]	$	[	]

8

Wealth Management Plus 2020 Fund

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)(4)	Net Annual Fund Operating Expenses
Class P	0.80%	None	0.85%	0.81%	2.45%	1.39%	1.06%

(1)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(2)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(4)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 3 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class P shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3
Class P	$	[	]	$	[	]

9

Wealth Management Plus 2030 Fund

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)(4)	Net Annual Fund Operating Expenses
Class P	0.85%	None	0.85%	0.91%	2.61%	1.44%	1.17%

(1)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(2)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(4)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 3 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class P shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3
Class P	$	[	]	$	[	]

10

Wealth Management Plus 2040 Fund

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)(4)	Net Annual Fund Operating Expenses
Class P	0.85%	None	0.85%	0.91%	2.62%	1.44%	1.18%

(1)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(2)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(4)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 3 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class P shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3
Class P	$	[	]	$	[	]

11

Wealth Management Plus 2050 Fund

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)(4)	Net Annual Fund Operating Expenses
Class P	0.85%	None	0.85%	0.93%	2.63%	1.44%	1.19%

(1)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(2)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(4)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 3 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class P shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3
Class P	$	[	]	$	[	]

12

Summary of Principal Risks

As the Funds intend to invest their assets primarily in shares of the Underlying Funds, the risks of investing in these Funds are closely related to the risks associated with the Underlying Funds and their investments. However, as the Funds may also invest their assets directly in stocks or bonds of other issuers and in other instruments, such forwards, options, futures contracts or swap agreements, the Funds may be directly exposed to certain risks described below. As such, unless stated otherwise, any reference in this section only to “Funds” includes both the Funds and Underlying Funds. Where necessary in this section, the Funds are specifically referred to as “Wealth Management Plus Target Date Funds.” Further, each Wealth Management Plus Target Date Fund is generally subject to a different level and amount of risk which is relative to the Wealth Management Plus Target Date Fund’s target date and time horizon. A Fund with an earlier target date as specified in its name represents what is designed to be a more conservative choice and tends to have more exposure to fixed income, while choosing a Fund with a later target date represents what is designed to be a more aggressive choice that tends to have more exposure to equities.

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a Fund’s investments as a whole are called “principal risks.” The principal risks of each Fund are identified in the “Summary of the Funds” section beginning on page [    ] and are summarized in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are descried in greater detail under “Characteristics and Risks of Securities and Investment Techniques. “ There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on an investment in a Fund.

The following summarizes principal risks associated with investments in the Underlying Funds, Other Acquired Funds, direct investments by the Funds and, indirectly, with your investment in a Fund. Each Underlying Fund may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Fund can change over time. The summary is not intended to be exhaustive. For more information about these risks and the securities and investment techniques used by the Underlying Funds, please refer to the Statement of Additional Information (including the summary descriptions of the Underlying Funds contained therein) and the Underlying Funds’ prospectuses. This summary is qualified in its entirety by reference to the prospectuses and statements of additional information of each Underlying Fund, which are available free of charge by telephoning the Distributor at 1-800-498-5413.

Underlying Fund Risks

Because each Wealth Management Plus Target Date Fund intends to invest primarily in Underlying Funds, the risks associated with investing in each Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of each Wealth Management Plus Target Date Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

Each Wealth Management Plus Target Date Fund’s net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with each Fund correlate to those of a particular Underlying Fund will depend upon the extent to which each Wealth Management Plus Target Date Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. Each Wealth Management Plus Target Date Fund’s investment in a particular Underlying Fund may exceed 25% of its assets. To the extent that a Wealth Management Plus Target Date Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund. For more information about the risks associated with Underlying Funds, please see the Trust’s Statement of Additional Information and the Underlying Funds’ prospectuses, which may be obtained free of charge by telephoning the Distributor at 1-800-498-5413.

Allocation Risk

Each Wealth Management Plus Target Date Fund’s investment performance depends upon how its assets are primarily allocated and reallocated among particular Underlying Funds and other investments according to each Wealth Management Plus Target Date Fund’s asset allocation targets and ranges. A principal risk of investing in each Wealth Management Plus Target Date Fund is that the Sub-Adviser will make less than optimal or poor asset allocation decisions and/or that the Sub-Adviser will make less than optimal or poor decisions in selecting the Underlying Funds and other investments in which each Wealth Management Plus Target Date Fund invests. The Sub-Adviser attempts to identify asset classes and sub-classes represented by the Underlying Funds and other investments that will provide consistent, quality performance for each Wealth Management Plus Target Date Fund, but there is no guarantee that the Sub-Adviser’s allocation techniques will produce the desired results. It is possible that the Sub-Adviser will focus on Underlying Funds and other investments that perform poorly or underperform other available Wealth Management Plus Target Date Funds under various market conditions. You could lose money on your investment in the Wealth Management Plus Funds as a result of these allocation decisions.

13

Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The PIMCO CommodityRealReturn Strategy Fund, an Underlying Bond Fund in which each Fund may invest, gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures. For more information about the risks to Funds investing in the PIMCO CommodityRealReturn Strategy Fund, please see the Multi-Strategy Trust Statement of Additional Information.

Convertible Securities Risk

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Credit Risk

All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings provided by rating agencies such as Moody’s Investors Services, Inc. (“Moody’s”) and Standard & Poor’s Rating Services (“S&P”). The Funds that invest in fixed income securities (particularly the Underlying Bond Funds) are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund’s share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or non-U.S. governments. Even certain U.S. Government securities are subject to credit risk. Some Funds may invest 25% or more of their assets in obligations issued by U.S. banks. Such Funds will be subject to bank concentration risks, such as adverse changes in economic and regulatory developments affecting the banking industry that could affect the ability of the banks to meet their obligations.

Currency Risk

The Wealth Management Plus Target Date Funds and many Underlying Funds may invest directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies. To the extent that they do so, these Funds are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of

14

reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investment in foreign currency denominated securities may reduce the returns of such Fund.

Derivatives Risk

The Wealth Management Plus Target Date Funds and many of the Underlying Funds may, but are not required to, use a number of derivative instruments. The Funds may use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, forward contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, a Fund’s portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

A description of the various derivative instruments in which the Funds may invest and the risks associated with each instrument is included in the Fund prospectuses and in the Statement of Additional Information. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leveraging risk, the Funds observe asset segregation requirements to cover their obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered (or “naked”) options.

Lack of Availability. Because the markets for certain derivative instruments (including markets located outside the U.S.) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory considerations.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may accelerate and/or increase the amount of taxes payable by shareholders.

15

Emerging Markets Risk

Certain Funds that invest in non-U.S. securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Certain Funds may invest in the securities of issuers tied economically to countries outside the U.S. with developing or “emerging market” economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among others, Depository Receipts, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent a Fund invests in equity-related instruments it will also be subject to this risk.

A Fund may invest in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that its portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Fixed Income Risk

All of the Funds that invest in fixed income securities are subject to interest rate risk. Changes in the market values of fixed income securities are largely a function of changes in the current level of interest rates. The value of a Fund’s investments in fixed income securities will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

“Duration” is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, Underlying Bond Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than Underlying Bond Funds with shorter average portfolio durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Also, some Fund portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

Many Funds, including most of the Underlying Bond Funds, may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or “IO” class of a stripped mortgage-backed security) and “zero coupon” securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Certain of the Funds may invest in securities issued by U.S. Government agencies or government enterprises. Although some of these securities may be guaranteed as to the payment of principal or interest by the relevant enterprise or agency, others may not be guaranteed, and therefore may be riskier than securities guaranteed by the U.S. Treasury.

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Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Similarly, certain Underlying Bond Funds may have more risk because they may invest a substantial portion of their assets in bonds of similar projects or from issuers of the same status. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, a Fund that focuses its investments in a certain type of issuer (e.g., biotechnology, healthcare, and/or technology issuers) is particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”) such as the “technology” or “financial and business services” sectors. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Certain of the Underlying Funds may have more risk because they have a particular geographic or sector focus. An Underlying Fund that holds or obtains exposure to a particular geography, such as Europe or the Far East, may be affected significantly by economic, regulatory or political developments affecting issuers in that geography. Similarly, Underlying Funds that focus its investments in companies that have exposure, directly or indirectly, to a particular sector, such as the eco-sectors or water-related resource sectors, will be impacted more by events or factors affecting those sectors than if their portfolio was more diversified among a number of unrelated sectors and industries. For more information about certain Underlying Funds that may have more risk because of their geographic or sector focus, please see the Multi-Strategy Trust Statement of Additional Information.

Although each Wealth Management Plus Target Date Fund normally invests in a number of different Funds, to the extent that a Fund concentrates a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Fund and any investments in which that Fund concentrates. See “Underlying Funds Risks” above.

High Yield Risk

High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are fixed income securities rated lower than Baa by Moody’s or BBB by S&P, or unrated securities determined to be of comparable quality. Underlying Bond Funds which invest in high yield securities may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments (credit risk). These securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Bond Fund’s ability to sell them (liquidity risk). If an issuer of a security is in default with respect to interest or principal payments, an Underlying Bond Fund may lose its entire investment.

Index Risk

Because certain Underlying Funds and ETFs invest in derivatives that are linked to the performance of an index, they will be subject to the risks associated with changes in the applicable index. If the applicable index changes, such a Fund could receive lower interest payments (in the case of a debt-related derivative) or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Interest Rate Risk

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

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IPO Risk

Certain Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to a Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of each Fund during periods when Funds are unable to invest significantly or at all in IPOs may be lower than during period when the Funds are able to do so. In addition, as a Fund increases in size, the impact of IPOs on that Fund’s performance will generally decrease.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

Many of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing an Fund from selling out of these illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Adviser, and the advisers, sub-advisers and individual portfolio managers of the Funds will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results. The Sub-Adviser is newly formed and registered as an investment adviser and has no performance record. Although many of the investment professionals and senior personnel at the Sub-Adviser have significant industry experience at other Allianz entities and elsewhere, the Sub-Adviser only recently registered as an investment adviser and, prior to the inception of the Funds, had not previously managed registered investment companies or other client accounts.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates, lack of liquidity or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities and the Underlying Stock Funds are particularly sensitive to these market risks.

Mortgage-Related and Other Asset-Backed Risk

Most of the Underlying Bond Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed-rate mortgage-related securities, making

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them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed-rate mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is known as prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Non-U.S. Investment Risk

Many Funds invest in securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). These Funds may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. Funds that invest primarily in non-U.S. securities will be explicitly subject to these risks. The securities markets of many countries outside the U.S. are relatively small, with a limited number of companies representing a small number of industries. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of countries outside the U.S. differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a country outside the U.S. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined geographic area such as Eastern Europe, South Africa or Asia, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. Adverse conditions in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, a Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. Certain Underlying Bond Funds may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

REIT and Real Estate-Linked Derivative Risk

A Fund that invests in REITs or real estate-linked derivative instruments is subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, the Fund will bear not only its proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. An Fund’s investments in REIT equity securities could cause that Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Short Selling Risk

To the extent a Fund makes use of short sales for investment and risk management purposes, it will be subject to Short Selling Risk. One of the Underlying Funds, the NACM Global Equity 130/30 Fund, utilizes short sales as a principal investment strategy Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. Such a Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses that Fund pays in connection with the short sale. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A Fund may engage in short sales where it does not own or have the right to acquire the security sold short at no additional cost. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by a Fund of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to that Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund and other Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

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Smaller Company Risk

The general risks associated with investing in equity securities and fixed income securities and liquidity risk are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Funds that invest in companies with medium-sized market capitalizations may also have significant exposure to these risks.

Variable Distribution Risk

Because a significant portion of securities held by certain Underlying Bond Funds may have variable or floating interest rates, the amounts of the Underlying Bond Fund’s periodic distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease. Because of the nature of distributions received by the Underlying Stock Funds, it is expected that the Underlying Stock Funds, to the extent they make distributions, will make them in varying amounts.

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Underlying Funds

Because the Funds intend to invest their assets primarily in some or all Underlying Funds as discussed above, and none of the Underlying Funds are offered in this prospectus, the following provides a general description of the main investments and other information about the Underlying Funds. At the discretion of the Manager and without shareholder approval, the Funds may invest in additional Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Funds or other affiliated and non-affiliated funds created in the future. For a complete description of an Underlying Fund, please see the Statement of Additional Information and the Underlying Fund prospectuses, which are available free of charge by telephoning the Distributor at 1-800-498-5413.

Equity Fund-of-Funds Investments

The equity portion of the Wealth Management Plus Target Date Funds’ investments in Underlying Funds will be allocated among a number of Underlying Stock Funds which represent a broad range of equity-based asset classes and sub-classes and a variety of investment objectives and strategies. By allocating assets among these Underlying Stock Funds, the equity portion of the Funds’ investments can be diversified in multiple ways, including the following:

By Investment Style/Category

•	Growth

•	Blend

•	Income & Equity

•	Value

•	Sector-Related

•	Alternative Strategies

By Region

•	Global

•	International

By Size

•	Large-Cap

•	Mid-Cap

•	Small-Cap

Fixed Income Fund-of-Funds Investments

The fixed income portion of the Wealth Management Plus Target Date Funds’ investments in Underlying Funds will be allocated among a number of Underlying Bond Funds which represent a broad range of fixed income-based asset classes and sub-classes and a variety of investment objectives and strategies. By allocating assets among these Underlying Bond Funds, the fixed income portion of these Funds’ investments can be diversified in multiple ways, including the following:

By Sector/Investment Specialty

•	Governments

•	Mortgages

•	Corporate

•	Inflation-Indexed

•	Commodity

By Region

•	U.S. Fixed Income

•	Developed Non-U.S. Fixed Income

•	Emerging Markets Fixed Income

By Credit Quality

•	Investment Grade/Money Market

•	Medium Grade

•	High Yield

By Duration

•	Long-Term

•	Intermediate-Term

•	Short-Term

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Underlying Stock Funds

The following provides a concise description of the investment objectives, main investments and other information about each Underlying Stock Fund. For more information about these Funds, please see the applicable Statement of Additional Information and the Underlying Stock Fund prospectuses. These summaries are qualified in their entirety by reference to the prospectuses and applicable Statement of Additional Information, which are available free of charge by telephoning the Distributor at 1-800-426-0107.

Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Growth Stock Funds

CCM Capital Appreciation	Growth of capital	Larger capitalization common stocks	75–95	$3 billion or more

CCM Emerging Companies	Long-term growth of capital	Smaller capitalization common stocks	75–120	At least $100 million and at or below the highest capitalization of companies represented in the Russell 2000 Index

CCM Focused Growth	Long-term growth of capital	Common stocks of companies in the Russell 1000 Growth Index	35–45	$100 million or more

CCM Mid-Cap	Growth of capital	Medium capitalization common stocks	75–95	Same as the Russell Midcap Index

NACM Growth	Long-term capital appreciation	Large capitalization equity securities	50–80	$5 billion or more

NACM Mid-Cap Growth	Maximum long-term capital appreciation	Medium capitalization common stocks	80–100	Same as the Russell Midcap Growth Index

OCC Growth	Long-term growth of capital; income is an incidental consideration	Larger capitalization common stocks	40–60	$5 billion or more

OCC Opportunity	Capital appreciation; no consideration is given to income	Smaller capitalization common stocks	70–110	Less than $2 billion

OCC Target	Capital appreciation; no consideration is given to income	Medium capitalization common stocks	Up to 100	Between $1 billion and $10 billion

RCM Large-Cap Growth	Long-term capital appreciation	Large capitalization equity securities	45–85	$4 billion or more

RCM Mid-Cap	Long-term capital appreciation	Small to medium capitalization equity securities	85–125	Same as the Russell Midcap Growth Index

RCM Small-Cap Growth	Long-term capital appreciation	Smaller capitalization equity securities	75–150	Companies with market capitalizations at or below the highest market capitalization represented in either or both of the Russell 2000 Index and the S&P SmallCap 600 Index

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Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Growth Stock Funds

RCM Strategic Growth	Capital appreciation	Equity and equity-related instruments	40–150	All capitalizations

Income & Equity Funds

NACM Income & Growth	Total return comprised of current income, current gains and capital appreciation	Combination of common stocks and other equity securities, debt securities and convertible securities	100–300	All capitalizations

OCC Equity Premium Strategy	Long-term growth of capital and current income	Large capitalization common stocks; written call options	40–80	Greater than $5 billion

Value Stock Funds

NFJ All-Cap Value	Long-term growth of capital and income	Undervalued common stocks in a broad range of capitalizations	35–50	All capitalizations

NFJ Dividend Value	Long-term growth of capital and income	Income producing common stocks with potential for capital appreciation	40–60	Greater than $3.5 billion

NFJ Large-Cap Value	Long-term growth of capital and income	Undervalued large capitalization common stocks	40–60	Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

NFJ Mid-Cap Value	Long-term growth of capital and income	Undervalued medium capitalization common stocks	35–50	Bottom 800 of the 1,000 largest capitalization North American companies traded on U.S. securities markets

NFJ Small-Cap Value	Long-term growth of capital and income	Undervalued small capitalization common stocks	100–150	Between $100 million and $3.5 billion

OCC Renaissance	Long-term growth of capital and income	Undervalued stocks with improving business fundamentals	50–100	All capitalizations

International Stock Funds

NACM Emerging Markets Opportunities	Maximum long-term capital appreciation	Emerging market stocks	125–150	All capitalizations

NACM International	Maximum long-term capital appreciation	Companies located in the developed countries represented in the MSCI EAFE Index.	100–150	All capitalizations

NACM Pacific Rim	Long-term growth of capital	Equity securities of Pacific Rim companies	75–125	All capitalizations

NFJ International Value	Long-term growth of capital and income	Undervalued equity securities of non-U.S. companies with capitalizations greater than $1 billion	40–60	Greater than $1 billion

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Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
International Stock Funds

RCM International Growth Equity	Long-term capital appreciation	Equity securities of companies worldwide	50–115	In excess of $1 billion

Sector-Related Stock Funds

RCM Global Resources	Long-term capital appreciation	Equity securities of U.S. and non-U.S. natural resources companies	25–75	All capitalizations

RCM Technology	Long-term capital appreciation	Equity securities of U.S. and non-U.S. technology-related companies	30–120	Greater than $500 million

Global Stock Funds

NACM Global	Maximum long-term capital appreciation	Equity securities of U.S. and non-U.S. companies	75–125	All capitalizations

RCM Global Small-Cap	Long-term capital appreciation	Smaller capitalization equity securities	75–150	Same as the MSCI World Small-Cap Index

Allianz Multi-Strategy Trust Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Blend Stock Fund

RCM Disciplined Equity	Long-term capital appreciation	Equity securities of U.S. companies	50–80	Greater than $1.5 billion

Global Stock Fund

RCM All Horizons	Long-term capital appreciation	Equity securities of companies worldwide	25–45	All capitalizations

International Stock Fund

NACM International Growth	Maximize long-term capital appreciation	Equity securities of non-U.S. growth companies	50-100	All capitalizations

RCM International Opportunities	Long-term capital appreciation	Equity securities of non-U.S. companies	40–80	All capitalizations

Sector-Related Stock Funds

RCM Global EcoTrendsSM	Long-term growth of capital	Equity securities of companies worldwide with exposure to EcoEnergy, Pollution Control and/or Clean Water sectors	50–80	All capitalizations

RCM Global Water	Long-term capital appreciation	Equity securities of water-related companies worldwide	25–50	All capitalizations

Alternative Strategies

NACM Global Equity 130/30	Long-term capital appreciation	Long and short positions in equity securities of companies worldwide	60-130 long positions 40-70 short positions	All capitalizations

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Underlying Bond Funds

The investment objective of each Underlying Bond Fund (except as provided below) is to seek to realize maximum total return, consistent with preservation of capital and prudent investment management. The “total return” sought by most of the Underlying Bond Funds will consist of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The investment objective of PIMCO Real Return Fund is to seek to realize maximum real return, consistent with preservation of real capital and prudent investment management. “Real return” is a measure of the change in purchasing power of money invested in a particular investment after adjusting for inflation. The investment objective of each of PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. PIMCO Money Market Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so.

Fixed Income Instruments

“Fixed Income Instruments,” as used generally in this prospectus, includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);

•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

•	mortgage-backed and other asset-backed securities;

•	inflation-indexed bonds issued both by governments and corporations;

•	structured notes, including hybrid or “indexed” securities and event-linked bonds;

•	loan participations and assignments;

•	delayed funding loans and revolving credit facilities;

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;

•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, an Underlying Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than an Underlying Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Moody’s, S&P or Fitch. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by the PIMCO:

•	high quality

•	investment grade

•	below investment grade (“high yield securities” or “junk bonds”)

The following provides a concise description of the main investments of and other information relating to each Underlying Bond Fund. For more information about these Underlying Bond Funds, please see the Statement of Additional Information (including the summary descriptions of the Underlying Bond Funds contained therein) and the Underlying Bond Fund prospectuses for PIMCO Funds. These summaries are qualified in their entirety by reference to the prospectuses and Statement of Additional Information for PIMCO Funds, which is available free of charge by telephoning the Distributor at 1-800-498-5413.

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds

PIMCO Floating Income	Variable and floating-rate Fixed Income Instruments and their economic equivalents	1 year	Caa to Aaa; max 10% below B	No Limitation

PIMCO Low Duration	Short maturity Fixed Income Instruments	1–3 years	B to Aaa; max 10% below Baa	0–30%

PIMCO Low Duration II	Short maturity Fixed Income Instruments with quality and non-U.S. issuer restrictions	1–3 years	A to Aaa	0%

PIMCO Low Duration III	Short maturity Fixed Income Instruments with prohibitions on firms engaged in socially sensitive practices	1–3 years	B to Aaa; max 10% below Baa	0–30%

PIMCO Money Market	Money market instruments	90 days dollar- weighted average maturity	Min 95% Prime 1; 5% Prime 2	0%

PIMCO Short-Term	Money market instruments and short maturity Fixed Income Instruments	1 year	B to Aaa; max 10% below Baa	0–10%

Intermediate Duration Bond Funds

PIMCO High Yield	Higher-yielding Fixed Income Instruments	+/- 2 years of its benchmark	Caa to Aaa; min 80% below Baa subject to Max 5% Caa	0–20%

PIMCO Moderate Duration	Short and intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Total Return	Intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Total Return II	Intermediate maturity Fixed Income Instruments with quality, non-U.S. issuer restrictions	+/- 2 years of its benchmark	Baa to Aaa	0%

PIMCO Total Return III	Intermediate maturity Fixed Income Instruments with prohibitions on firms engaged in socially sensitive practices	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO GNMA	Short and intermediate maturity mortgage-related fixed income instruments issued by the Government National Mortgage Association	1–7 years	Baa to Aaa; max 10% below Aaa	0%

PIMCO Mortgage-Backed Securities(5)	Short and intermediate maturity mortgage-related Fixed Income Instruments	1–7 years	Baa to Aaa; max 10% below Aaa	0%

PIMCO Investment Grade Corporate Bond	Corporate fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Diversified Income	Investment grade corporate, high yield and emerging market Fixed Income Instruments	3–8 years	Max 10% below B	No Limitation

Income Fund

PIMCO Income	Broad range of Fixed Income Instruments	2-8 years	Caa to Aaa; max 50% below B	No limitation

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Absolute Return Fund

PIMCO Unconstrained Bond	Broad range of Fixed Income Instruments	(-3) to 8 years	Max 40% below Baa	No limitation

Long Duration Bond Funds

PIMCO Long-Term U.S. Government	Long-term maturity fixed income instruments	8 years	A to Aaa	0%

PIMCO Long Duration Total Return	Long-term maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Extended Duration	Long-term maturity Fixed Income Instruments	+/- 3 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

International Bond Funds

PIMCO Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	25–75%(3)

PIMCO Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	80%(3)

PIMCO Emerging Local Bond	Fixed Income Instruments denominated in currencies of non-U.S. countries	+/- 2 years of its benchmark	Max 15% below B	80%(3)

PIMCO Emerging Markets Bond	Emerging market Fixed Income Instruments	8 years	Max 15% below B	80%(3)

PIMCO Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	25–75%(3)

PIMCO Foreign Bond (Unhedged)	Intermediate maturity non-U.S. Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	80%(3)

PIMCO Developing Local Markets	Currencies or Fixed Income Instruments denominated in currencies of non-U.S. countries	8 years	Max 15% below B	80%(3)

PIMCO Global Advantage Fund	U.S. and non-U.S. fixed income instruments	8 years	Max 15% below B	No Limitation

Real Return Bond Funds

PIMCO Real Return	Inflation-indexed Fixed Income Instruments	+/- 3 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

Real Return Bond Funds

PIMCO Commodity- RealReturn Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other Fixed Income Instruments	10 years	B to Aaa; max 10% below Baa	0–30%

PIMCO Real Return Asset	Inflation-indexed fixed income instruments	+/- 4 years of its benchmark	B to Aaa; max 20% below Baa	0–30%

PIMCO RealEstate- RealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other Fixed Income Instruments	10 years	B to Aaa; max 10% below Baa	0–30%

Tax-Exempt Bond Funds

PIMCO California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3-7 years	B to Aaa; max 10% below Baa	0%

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Tax-Exempt Bond Funds

PIMCO California Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal and California income tax)	3 years	Caa to Aaa; max 10% below Baa	0%

PIMCO High Yield Municipal Bond	Intermediate to long-term maturity high yield municipal securities (exempt from federal income tax)	4-11 years	No limitation	0%

PIMCO Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3–10 years	Ba to Aaa; max 10% below Baa	0%

PIMCO New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3-12 years	B to Aaa; max 10% below Baa	0%

PIMCO Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	3 years	Baa to Aaa	0%

Convertible Funds

PIMCO Convertible	Convertible securities	N/A	Max 20% below B	0–30%

Domestic Equity-Related Funds

PIMCO Fundamental Advantage Tax Efficient Strategy	Long exposure to Enhanced RAFITM 1000 hedged by short exposure to S&P 500 stock index, backed by a portfolio of Fixed Income Instruments, a substantial portion of which is comprised of high yield municipal securities	4-11 years	No limitation	No limitation

PIMCO Fundamental Advantage Total Return Strategy	Long exposure to Enhanced RAFITM 1000 hedged by short exposure to S&P 500 stock index, backed by a portfolio of Fixed Income Instruments	1-2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO Fundamental IndexPLUS™	Enhanced RAFITM 1000 derivatives backed by a portfolio of short-term Fixed Income Instruments	1 year	B to Aaa; max 10% below Baa	0–30%

Domestic Equity-Related Funds

PIMCO Fundamental IndexPLUS™ TR	Enhanced RAFITM 1000 derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO StocksPLUS® Total Return	S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

Small Cap StocksPLUS® TR	Russell 2000® Index derivatives backed by a diversified portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO StocksPLUS® TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO StocksPLUS®	S&P 500 stock index derivatives backed by a portfolio of short-term Fixed Income Instruments	1 year	B to Aaa; max 10% below Baa	0–30%

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
International Equity-Related Funds

PIMCO European StocksPLUS® TR Strategy	European equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy	Far Eastern (excluding Japan) equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged)	Non-U.S. equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO International StocksPLUS® TR Strategy (Unhedged)	Non-U.S. equity derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO Japanese StocksPLUS® TR Strategy	Japanese equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

(1)	As rated by Moody’s, S&P’s or Fitch, or if unrated, determined by Pacific Investment Management Company to be of comparable quality.
(2)

Each Underlying Bond Fund (except PIMCO Long-Term U.S. Government, PIMCO Total Return II, PIMCO Low Duration II, PIMCO Municipal Bond, PIMCO Short Duration Municipal Income and PIMCO StocksPLUS Municipal-Backed Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	Limitation with respect to the Underlying Fund’s fixed income investments. The Underlying Fund may invest without limit in equity securities denominated in non-U.S. currencies.
(5)	Effective July 31, 2007, the Underlying Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.
(6)

The Lehman Brothers U.S. Aggregate Index (“LBAG”) covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Each Underlying Bond Fund invests at least 65% (80% for some Underlying Bond Funds) of its assets in the following types of securities, which, unless provided above, may be issued by domestic or non-U.S. entities and denominated in U.S. dollars or other currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

Other Investment Practices of the Underlying Funds

In addition to purchasing the securities listed above under “Fund Focus” or “Main Investments,” some or all of the Underlying Funds may to varying extents: lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options (including uncovered, or “naked” options) on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in non-U.S. securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and the other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The Funds are indirectly subject to some or all of these risks to varying degrees because they invest primarily in the Underlying Funds. For further information concerning the investment practices of and risks associated with the Underlying Funds, please see “Investment Objectives and Policies” in the Statement of Additional Information, the Underlying Fund Summaries included in the Statement of Additional Information and the Underlying Fund prospectuses, which are available free of charge by telephoning the Distributor at 1-800-498-5413.

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Additional Underlying Funds

In addition to the Underlying Funds listed above, the Funds may invest in additional Underlying Funds, including those that may become available for investment in the future, at the discretion of the Sub-Adviser and without shareholder approval.

Management of the Funds

Investment Manager

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for the Funds. Subject to the supervision of the Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Manager is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Manager provides investment management and advisory services to open- end mutual funds and closed-end funds. The Manager is a wholly owned indirect subsidiary of Allianz and of Allianz SE, a publicly-traded European insurance and financial services company. As of [September 30, 2008], the Manager and its investment management affiliates had approximately $[ ] billion in assets under management.

The Manager may retain affiliates to provide various administrative and other services required by the Funds.

Sub-Adviser

Allianz Global Investors Solutions LLC (“AGI Solutions” or the “Sub-Adviser”) selects the Underlying Funds and other investments in which the Funds may invest and allocates the Funds’ assets among the Underlying Funds and other investments. AGI Solutions is located at 600 West Broadway, San Diego, CA 92101. As of [September 30, 2008], AGI Solutions had approximately $[ ] billion in assets under management. AGI Solutions provides advisory services to mutual funds and institutional accounts, and may also provide consulting and research services. Although many of the investment professionals and senior personnel at the Sub-Adviser have significant industry experience at other Allianz entities and elsewhere, the Sub-Adviser only recently registered as an investment adviser and, prior to the inception of the Funds, had not previously managed registered investment companies or other client accounts.

Paul Pietranico and Stephen Sexauer are the individuals at AGI Solutions primarily responsible for selecting and allocating the Funds’ assets among the Underlying Funds and other investments. The following provides information about Messrs Pietranico and Sexauer. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of the securities of the Funds.

Portfolio Managers	Since	Recent Professional Experience
Paul Pietranico	2008	Portfolio manager focused on manager selection (for multi-manager strategies) and portfolio construction since June 23, 2008. He joined Allianz Global Investors of America L.P. in June 2005 as director of the investment manager due diligence, risk analysis and performance reporting teams. Prior to that, he worked at the Center for Investment Research at Charles Schwab & Co. where he was a director of quantitative mutual fund research and portfolio construction. He worked on the quantitative research and modeling work for Schwab’s proprietary predictive rating system for open-ended mutual funds. He also spent a significant number of years working on research projects relating to Schwab’ investment advice offering including investment advice software tools for retirement planning, portfolio simulation, risk analysis, asset allocation and portfolio construction. He started his career at Schwab as a mutual fund due diligence analyst. Mr. Pietranico holds a BS in physics, an MA in philosophy of science and an MS in Engineering Economic Systems & Operations Research, each from Stanford University.

Stephen Sexauer	2008	Chief Investment Officer of AGI Solutions since June 23, 2008. From April 2007-June 2008, Mr. Sexauer was a Managing Director of Allianz Global Investors of America LLC and from May 2003-April 2004, he was a Managing Director and Portfolio Manager of Nicholas-Applegate Capital Management, LLC. Prior to that, he was a Portfolio Manager at Morgan Stanley Investment

30

Portfolio Managers	Since	Recent Professional Experience
Management from July 1989-March 2002. Mr. Sexauer worked at Salomon Brothers in Fixed Income sales from April 1988-June 1989 and in Technology Systems from November 1986-April 1988. Mr. Sexauer worked in Economic Consulting at Merrill Lynch Economics from June 1982-April 1985 and at Wharton Econometrics from June 1982-April 1985. Mr. Sexauer holds an MBA from the University of Chicago and a BS from the University of Illinois.

Management Fees

Each Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Advisers in return for their services.

In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.

The Funds commenced operations during the current fiscal year, and they have agreed to pay monthly management fees to the Manager at the following annual rates (stated as a percentage of average daily net assets):

Fund	Management Fees
Allianz Wealth Management Plus Retirement Fund	0.75%
Allianz Wealth Management Plus 2015 Fund	0.80%
Allianz Wealth Management Plus 2020 Fund	0.80%
Allianz Wealth Management Plus 2030 Fund	0.85%
Allianz Wealth Management Plus 2040 Fund	0.85%
Allianz Wealth Management Plus 2050 Fund	0.85%

A discussion regarding the basis for the approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and each Fund, and the sub-advisory agreement between Allianz Global Fund Management and AGI Solutions with respect to the Funds will be available in the semi-annual report to shareholders for the fiscal period ending May 31, 2009.

The Manager has contractually agreed to waive 70 basis points of its Management Fee with respect to assets invested in Underlying Funds. This waiver may not be terminated by the Manager and will remain in effect until it is terminated or adjusted by the Board of Trustees. This waiver does not apply to assets invested in direct investments other than Underlying Funds.

For each Fund, the Manager has contractually agreed to waive a portion of its Management Fee with respect to Fund assets that are attributable to investments in Underlying Funds, such that the unwaived fee amount paid with respect to such assets equals 0.15% of the portion of the average daily net assets of the Fund attributable to investments in Underlying Funds. This waiver may not be terminated by the Manager and will remain in effect for as long as the Manager manages the Fund, unless it is sooner terminated or adjusted by the Board of Trustees. Similarly, the Manager has contractually agreed to waive, through at least December 31, 2009, an additional portion of its Management Fee with respect to Fund assets that are attributable to investments in Other Acquired Funds, such that the unwaived fee amount paid with respect to such assets equals 0.15% of the portion of the average daily net assets of the Fund attributable to investments in Other Acquired Funds. Notwithstanding the foregoing, the Manager will continue to receive its full Management Fee (subject to any additional waivers such as set forth below) on assets invested in direct investments other than Underlying Funds or Other Acquired Funds.

In addition, the Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

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Underlying Fund Expenses

The expenses associated with investing in a “fund of funds,” such as the Funds, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level.

The Fund are structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

•	The Funds’ management fees payable to the Manager are reduced (as described above) to offset certain fees payable by Underlying Funds.

•	The Funds invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following tables summarize the annual expenses borne by Institutional Class shareholders of the Underlying Funds (based on expenses incurred during the most recent fiscal year, unless otherwise indicated). Because the Funds invests in Institutional Class shares of the Underlying Funds, shareholders of the Funds indirectly bear a proportionate share of these expenses, depending upon how the Funds’ assets are allocated from time to time among the Underlying Funds. See “Fees and Expenses of the Fund” in the Fund Summary above.

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees		Administrative Fees		Other Expenses(1)		Total Fund Operating Expenses
CCM Capital Appreciation	0.45		[ ]		[ ]		[ ]
CCM Emerging Companies	1.25	(2)	[ ]		[ ]		[ ]
CCM Focused Growth	0.45		[ ]		[ ]		[ ]
CCM Mid-Cap	0.45		[ ]		[ ]		[ ]
NACM Emerging Markets Opportunities	0.90		[ ]		[ ]		[ ]	(3)
NACM Global	0.70		[ ]		[ ]		[ ]
NACM Growth	0.50		[ ]		[ ]		[ ]
NACM Income & Growth	0.65		[ ]		[ ]	(4)	[ ]	(3)
NACM International	0.60		[ ]		[ ]		[ ]
NACM Mid-Cap Growth	0.65		[ ]		[ ]	(4)	[ ]	(3)
NACM Pacific Rim	0.90		[ ]		[ ]		[ ]
NFJ All-Cap Value	0.65		[ ]		[ ]		[ ]
NFJ Dividend Value	0.45	(5)	[ ]		[ ]		[ ]
NFJ International Value	0.60		[ ]		[ ]		[ ]
NFJ Large-Cap Value	0.45		[ ]		[ ]		[ ]
NFJ Mid-Cap Value	0.60		[ ]		[ ]		[ ]	(3)
NFJ Small-Cap Value	0.59	(6)	[ ]		[ ]		[ ]
OCC Equity Premium Strategy	0.60		[ ]		[ ]		[ ]
OCC Growth	0.50		[ ]		[ ]		[ ]
OCC Opportunity	0.65		[ ]		[ ]		[ ]
OCC Renaissance	0.60	(7)	[ ]		[ ]		[ ]
OCC Target	0.55		[ ]		[ ]		[ ]
RCM Global Resources	0.70		[ ]		[ ]		[ ]
RCM Global Small-Cap	1.00		[ ]		[ ]		[ ]
RCM International Growth Equity	0.50%		[ ]	%	[ ]	%	[ ]	%

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Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees	Administrative Fees	Other Expenses(1)	Total Fund Operating Expenses
RCM Large-Cap Growth	0.45	[ ]	[ ]	[ ]
RCM Mid-Cap	0.47	[ ]	[ ]	[ ]
RCM Small-Cap Growth	0.85	[ ]	[ ]	[ ]
RCM Strategic Growth	1.00	[ ]	[ ]	[ ]
RCM Technology	0.90	[ ]	[ ]	[ ]
PIMCO California Intermediate Municipal Bond	0.23	0.22	0.00	0.45
PIMCO California Short Duration Municipal Bond	0.20	0.15	0.00	0.35
PIMCO CommodityRealReturn Strategy	0.49	0.25	0.01	0/75
PIMCO Convertible	0.40	0.25	0.11	0.76
PIMCO Developing Local Markets	0.45	0.40	0.00	0.85
PIMCO Diversified Income	0.45	0.30	0.08	0.83
PIMCO Emerging Local Bond	0.45	0.40	0.00	0.85
PIMCO Emerging Markets Bond	0.45	0.40	0.00	0.85
PIMCO European StocksPLUS® TR Strategy	0.45	0.30	0.78	1.53
PIMCO Extended Duration	0.25	0.25	0.00	0.50
PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy	0.45	0.30	0.77	1.52
PIMCO Floating Income	0.30	0.25	0.01	0.56
PIMCO Foreign Bond (U.S. Dollar-Hedged)	0.25	0.25	0.38	0.88
PIMCO Foreign Bond (Unhedged)	0.25	0.25	0.31	0.81
PIMCO Fundamental Advantage Tax Efficient Strategy	0.64	0.25	0.00	0.89
PIMCO Fundamental Advantage Total Return Strategy	0.64	0.25	0.00	0.89
PIMCO Fundamental IndexPLUS™	0.45	0.25	0.00	0.70
PIMCO Fundamental IndexPLUS™ TR	0.54	0.25	0.00	0.79
PIMCO Global Bond (U.S. Dollar-Hedged)	0.25	0.30	0.47	1.02
PIMCO Global Bond (Unhedged)	0.25	0.30	0.29	0.84
PIMCO GNMA	0.25	0.25	0.45	0.95

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Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees	Administrative Fees	Other Expenses(1)	Total Fund Operating Expenses
PIMCO High Yield	0.25	0.25	0.01	0.51
PIMCO High Yield Municipal Bond	0.30	0.25	0.00	0.55
PIMCO Income	0.25	0.20	1.04	1.49
PIMCO Int’l StocksPLUS® TR Strategy (U.S. Dollar Hedged)	0.45	0.30	0.76	1.51
PIMCO Int’l StocksPLUS® TR Strategy (Unhedged)	0.39	0.25	0.64	1.28
PIMCO Investment Grade Corporate Bond	0.25	0.25	0.07	0.57
PIMCO Japanese StocksPLUS® TR Strategy	0.45	0.30	0.68	1.43
PIMCO Long Duration Total Return	0.25	0.25	0.00	0.50
PIMCO Long Term U.S. Government	0.23	0.25	0.00	0.48
PIMCO Low Duration	0.25	0.18	0.00	0.43
PIMCO Low Duration II	0.25	0.25	0.01	0.51
PIMCO Low Duration III	0.25%	0.25%	0.04%	0.54%
PIMCO Moderate Duration	0.25	0.20	0.00	0.45
PIMCO Money Market	0.12	0.20	0.00	0.32
PIMCO Mortgage-Backed Securities(8)	0.25%	0.25%	0.70%	1.20%
PIMCO Municipal Bond	0.23	0.24	0.08	0.55
PIMCO New York Municipal Bond	0.23	0.22	0.00	0.45
PIMCO Real Return Asset	0.35	0.25	0.01	0.61
PIMCO Real Return	0.25	0.20	0.00	0.45
PIMCO RealEstate-RealReturn Strategy	0.49	0.25	0.00	0.74
PIMCO Short Duration Municipal Income	0.20	0.15	0.00	0.35
PIMCO Short-Term	0.25	0.20	0.01	0.46
PIMCO Small Cap StocksPLUS® TR	0.44	0.25	0.00	0.69
PIMCO StocksPLUS®	0.25	0.25	0.09	0.59
PIMCO StocksPLUS® Long Duration	0.35	0.24	0.02	0.61
PIMCO StocksPLUS® Total Return	0.39	0.25	0.00	0.64
PIMCO StocksPLUS® TR Short Strategy	0.44	0.25	0.00	0.69
PIMCO Total Return	0.25	0.18	0.06	0.49

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Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees	Administrative Fees	Other Expenses(1)	Total Fund Operating Expenses
PIMCO Total Return II	0.25	0.25	0.32	0.82
PIMCO Total Return III	0.25	0.25	0.25	0.75
PIMCO Unconstrained Bond	0.60	0.30	0.02	0.92

(1)	Other Expenses includes expenses (e.g., organizational expenses, interest expenses and pro rata trustee fees) attributable to the Institutional Class shares of the Underlying Funds. For certain Underlying Funds in their initial fiscal year, Other Expenses are based on estimated amounts.
(2)	Effective January 1, 2008, the Underlying Fund’s Advisory Fee was reduced by 0.05% to 1.20%. In addition, effective July 1, 2008, the Underlying Fund’s Advisory Fee will be further reduced by 0.05% to 1.15%. These Advisory Fee reductions will continue until at least December 31, 2008.
(3)	The Advisory Fee for the Underlying Fund does not reflect a voluntary fee waiver of .05% currently in effect. While the fee waiver is in effect, the actual Advisory Fee will be ..55%.
(4)	Based upon estimated amounts for the Underlying Fund’s initial fiscal year ending June 30, 2008.
(5)	Effective January 1, 2008, the Underlying Fund’s Advisory Fee became subject to a reduction of 0.025% on assets in excess of $7.5 billion and an additional 0.025% on assets in excess of $10 billion, each based on the Underlying Fund’s average daily net assets.
(6)	The CommodityRealReturn Strategy Fund’s subsidiary (the “Subsidiary”) has entered into a separate contract with PIMCO for the Management of the subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and the administration fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Underlying Fund in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary (as described above). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.
(7)	Effective January 1, 2007, the Underlying Fund’s advisory fee became subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Underlying Fund’s average daily net assets.
(8)	Effective July 31, 2007, the Underlying Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.

	Annual Underlying Fund Expenses (Based on the average daily net assets attributable to a Fund’s Institutional Class shares):
Underlying Fund	Management Fees(1)	Other Expenses(2)		Total Fund Operating Expenses
NACM Global Equity 130/30	1.10%	1.25	%(3)	2.35	%(5)
NACM International Growth	0.85%	1.35%		1.20	%(6)
RCM All Horizons	0.95%	0.35	%(3)	1.30	%(5)
RCM Disciplined Equity	0.70%	0.28	%(3)	0.98	%(5)
RCM Global EcoTrendsSM	1.00%	0.30	%(3)	1.30	%(5)
RCM Global Water	0.95%	0.30	%(3)	1.25	%(5)
RCM International Opportunities	0.85%	0.35	%(3)	1.20	%(5)

(1)

While the Allianz Funds and PIMCO Funds have an advisory fee and administrative fee, Allianz Multi-Strategy Funds have a combined Management Fee, which is paid by an Underlying Fund to Allianz Global Fund Management in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

(2)

Other Expenses includes expenses (e.g., interest expenses and pro rata trustee fees) attributable to the Institutional Class shares of the Underlying Funds. For certain Underlying Funds in their initial fiscal year, Other Expenses are based on estimated amounts.

(3)	Based upon estimated amounts for the Underlying Fund’s initial fiscal year ending November 30, 2008.
(4)	Based upon estimated amounts for the Underlying Fund’s initial fiscal year ending November 30, 2009.
(5)	Total Annual Fund Operating Expenses do not include organizational expenses, all of which were or would be incurred during the Underlying Fund’s initial fiscal year.
(6)

Reflects the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses, exceed 1.20% during the Fund’s initial fiscal year.

Potential Conflicts of Interest

The Sub-Adviser has broad discretion to allocate and reallocate the Funds’ assets among the Underlying Funds consistent with the Funds’ investment objectives and policies and asset allocation targets and ranges. Although the Funds do not pay an investment advisory fee for the asset allocation services, Sub-Adviser does receive a fee from the Manager (as described below), and both the Manager and the Sub-Adviser indirectly receive fees (including investment advisory and administrative fees) from the Underlying Funds in which the Funds invest. In this regard, the Manager and the Sub-Adviser may have an incentive to invest the Funds’ assets in Underlying Funds they manage or sub-advise, as the case may be. Similarly, the Manager has a financial incentive for the Funds’

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assets to be invested in Underlying Funds with higher fees than other Underlying Funds, even if it believes that alternate investments would better serve the Funds’ investment program. Additionally, because the Manager has agreed to waive part of its Management Fee with respect to assets invested in Underlying Funds, the Manager may have an incentive to maximize direct investment outside of Underlying Funds. However, this fee waiver is intended to address the potential conflict of interest as to the incentive of the Manager and Sub-Adviser to invest the Funds’ assets in Underlying Funds they manage or sub-advise. The Sub-Adviser and the Manager are legally obligated to disregard those incentives in making asset allocation decisions for the Funds. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the Underlying Funds of the Trust.

Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Manager. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, the Fund, various Underlying Funds and other affiliated investment companies, the Fund’s and the Underlying Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by shareholders of the Fund and the Underlying Funds.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund and the Underlying Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Fund and the Underlying Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund and the Underlying Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds and the Underlying Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-adviser to perform their respective contracts with respect to the Funds and the Underlying Funds.

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Investment Options—Class P Shares

The Trust offers investors Class P shares of the Funds in this Prospectus.

The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Class P shares, [except that a Redemption Fee of 2.00% may apply to shares that are redeemed or exchanged within the applicable Holding Period. See “Purchases, Redemptions and Exchanges—Redemption Fees” below. ]

Service Fees

The Trust has adopted an Administrative Services Plan for the Class P shares of the Funds. The Plan allows a Fund to use its Class P assets to pay financial intermediaries that provide services relating to Class P shares. The Administrative Services Plan permits payments for the provision of certain administrative, recordkeeping and other services to Class P shareholders. The Plan permits a Fund to make service fee payments at an annual rate up to [0.10]% of the Fund’s average daily net assets attributable to its Class P shares. Because these fees are paid out of a Fund’s Class P assets on an ongoing basis, over time they will increase the cost of an investment in Class P shares.

Arrangements with Service Agents

Class P shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

The Manager may make arrangements for the Funds to make payments, directly or through the Manager or its affiliate, for providing certain services with respect to Class P shares of the Funds held through such service agents, including, without limitation, the following services: receiving, aggregating and processing purchase, redemption and exchange orders at the service agent level; furnishing shareholder sub-accounting; providing and maintaining elective services with respect to Class P shares such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for holders of Class P shares; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; and performing similar account administrative services. These payments are made to financial intermediaries selected by the Manager and/or its affiliates. The actual services provided, and the payments made for such services, may vary from firm to firm. For these services, a Fund may pay an annual fee of up to [0.10]% of the value of the assets in the relevant accounts. These amounts would be in addition to amounts paid to the Trust’s transfer agents or other service providers. The Manager and its affiliates do not audit the service agents to determine whether they are providing the services for which they are receiving such payments.

Payments to Financial Firms

A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares of the Funds) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

The Distributor, the Manager and their affiliates (for purposes of this sub-section only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other funds of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

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If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor. Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolios, the Trust, the Manager and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Funds, the Distributor and the Manager to financial firms, please see the Statement of Additional Information and Guide.

Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Class P shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge or other fee.

Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries, and each Fund pays service fees to these entities for services they provide to Class P shareholders. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations, corporations and high net worth individuals.

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Investment Minimums. The minimum initial investment for Class P shares is $[5 million], except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of the Manager and its affiliates.

The Trust and Distributor may waive the minimum initial investment for other categories of investors at their discretion. Adviser-sponsored funds of funds are exempt from the minimum investment requirement.

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Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust’s transfer agent, Boston Financial Data Services, Inc. (the “Transfer Agent”), prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s net asset value (“NAV”). An order received after that valuation time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the valuation time and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

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Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to Boston Financial Data Services, Inc., P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Boston Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). A Client Registration Application may be obtained by calling 1-800-498-5413.

Except as described below, an investor may purchase Class P shares only by wiring federal funds to the Transfer Agent, Allianz Funds Multi-Strategy Trust, c/o BFDS, 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-498-5413 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

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An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Manager or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

•	Additional Investments. An investor may purchase additional Class P shares of a particular Fund at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

•	Other Purchase Information. Purchases of the Funds’ Class P shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

An investor should invest in the Funds for long-term investment purposes only. The Trust and the Manager each reserves the right to refuse purchases if, in the judgment of the Trust or the Manager, the purchases would adversely affect the Funds and their shareholders. In particular, the Trust and the Manager each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Class P shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of the Funds are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if the Manager or the Sub-Adviser intends to retain the security in the Funds as an investment. Assets purchased by the Funds in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Funds’ assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

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Retirement Plans. Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the Funds as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redemption Fees. Investors in Class P shares of a Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable contingent deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 7 days after their acquisition, including shares acquired through exchanges. The Redemption Fees discussed above are effective for shares acquired (including shares acquired through exchange).

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In

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cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to a Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 7-day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by a Fund to defray certain costs described below and are not paid to or retained by the Manager, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described below under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee. A Fund may be limited in its ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for a Fund to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares held through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Due to these limitations on the assessment of the Redemption Fee, a Fund’s use of Redemption Fees may not successfully reduce or eliminate excessive short-term trading in shares of the Fund, or fully insulate Fund shareholders from associated costs or other dilution of the value of Fund shares. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Funds may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.”

Waivers of Redemption Fees. The Funds have elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Manager or its affiliates; and

•	otherwise as the Manager or the Trust may determine in their sole discretion.

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Additionally, no redemption fee applies to a redemption of shares of any class of shares of a Fund where the entirety of the proceeds of such redemption is immediately invested in another share class of the same Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a redemption fee would cause a Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in a particular Fund, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Redeeming Shares

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Redemptions by Mail. An investor may redeem (sell) Class P shares by submitting a written request to Boston Financial Data Services, Inc., P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Boston Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

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Redemptions by Telephone or Other Wire Communication. An investor who elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-498-5413, by sending a facsimile to 1-816-218-1594, by sending an e-mail to allianzfunds@bfdsmidwest.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes Allianz Global Fund Management and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Allianz Global Fund Management or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Allianz Global Fund Management or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

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Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

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Other Redemption Information. Subject to any applicable Redemption Fees, redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, will receive that day’s NAV. A redemption request received on or after that time becomes effective on the next business day.

Unless eligible for a waiver, shareholders of the Funds who redeem their shares within the applicable Holding Period will pay a Redemption Fee of 2.00% of the NAV of the shares redeemed. See “Redemption Fees” above.

Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven calendar days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to cause the redemption of Class P shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of any Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of its securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange Privilege

Except as provided below or in the applicable funds’ prospectus(es), an investor may exchange Class P shares of a Fund for shares of the same class of any other fund of the Trust, Allianz Funds or PIMCO Funds that offers that class based on the respective NAVs (subject to any applicable Redemption Fees) of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-498-5413.

Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Funds within the applicable Holding Period will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” above.

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An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect the Funds and their shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to the Trust or the Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 60 days’ prior notice whenever it is reasonably able to do so. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for a Fund to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since each Fund intends to invest in non-U.S. securities, it may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of a particular Fund’s non-U.S. portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, any high-yield securities and securities of issuers located in emerging markets that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Fund and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes Redemption Fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of Redemption Fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” above for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of a Fund’s shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of the Funds or their shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated.

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By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Funds on a net basis, conceal the identity of the individual shareholders from the Funds because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Funds’ underlying beneficial owners. This makes it more difficult for the Funds to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-498-5413. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

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How Fund Shares Are Priced

The net asset value per share (“NAV”) of a Fund’s Class P shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, a Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), a Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

A Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). A Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. Each Fund is currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. A Fund’s use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, a Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary.

In addition, each the Retirement Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually, while the 2015 Fund, 2020 Fund, 2030 Fund, 2040 Fund and 2050 Fund distributes any net capital gains to shareholders no less frequently than quarterly. Net short-term capital gains may be paid more frequently. Net short-term capital gains may be paid more frequently.

Each Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name and wiring instructions.

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Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

For further information on distribution options, please contact the Trust at 1-800-498-5413.

Tax Consequences

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to U.S. federal income tax at the fund level on income and gains that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Taxes on Fund Distributions

If you are a shareholder subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) that are properly designated by a Fund as capital gains dividends (“Capital Gain Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of net short-term capital gains in excess of net long-term capital losses generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s current and accumulated earnings and profits, in which case the excess generally would be treated as a return of capital, which would reduce your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a regulated investment company as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. If a Fund receives dividends from an Underlying Fund that the Underlying Fund has designated as qualified dividend income, then the Fund is permitted in turn to designate a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the Underlying Fund.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

The Funds’ use of a fund of funds structure could affect the amount, timing and character of distributions from the Funds, and, therefore, could increase the amount of taxes payable by shareholders. See “Taxation—Distributions” in the Statement of Additional Information.

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Taxes When You Sell (Redeem) or Exchange Your Shares of a Fund. Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders. When you exchange shares of a Fund for shares of another series of the Trust, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

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Redemption by a Fund of Underlying Fund Shares. Depending on a Fund’s percentage ownership in an Underlying Fund before and after a redemption of Underlying Fund shares, the Fund’s redemption of shares of such Underlying Fund may cause the Fund to be treated as receiving a dividend on the full amount of the distribution instead of receiving capital gain income on the shares of the Underlying Fund. This would be the case where a Fund holds a significant interest in an Underlying Fund and redeems only a relatively small portion of such interest. This could cause you to recognize higher amounts of ordinary income than if you had held the shares of the Underlying Funds directly. In addition, in certain circumstances, the “wash sale” rules may apply to a Fund’s sale of Underlying Fund shares that have generated losses.

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A Note on Non-U.S. Investments. Investments by a Fund or an Underlying Fund in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You will not be able to claim a credit or deduction with respect to foreign taxes. In addition, a Fund or an Underlying Fund’s investment in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate recognition of ordinary income and may affect the timing or amount of distributions.

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Backup Withholding. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income or who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter.

This section summarizes some of the U.S. federal income tax consequences to U.S. persons of investing in the Funds; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of non-U.S. federal, state and local income tax laws. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Manager, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

        Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund’s portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio managers have placed on it.

        Companies that a Fund’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

        Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without

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limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations	Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

        Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings	Securities purchased in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of any IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities	The Sub-Adviser defines non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). The Sub-Adviser expects that the Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, the Funds may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when the Sub-Advisers believe that such securities are not publicly traded either in the U.S. or non-U.S. markets.

        Each Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. ADRs, EDRs and GDRs are considered by the Funds to be types of equity securities.

        Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for a Fund that invests in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities,

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yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign currency exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. See “Foreign Currencies” below.

Emerging Market Securities	Each Fund may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Countries with “emerging market” economies are those with securities markets that are, in the opinion of the Sub-Advisers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Funds with percentage limitations on investments in emerging market securities calculate those limitations by defining “emerging market securities” as securities issued by companies organized or headquartered in emerging market countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

        Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

        Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

        Foreign Currency Transactions. The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A Fund may also invest in a basket of currencies to hedge against

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adverse changes in the value of another currency or basket of currencies or to increase Fund exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

        In addition, to the extent that a Fund engages in foreign currency transactions, it will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Derivatives	Each Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Advisers may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

        Examples of derivative instruments that a Fund may buy, sell or otherwise utilize include, among others, call and put option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements with respect to, among other underliers, securities, indices, interest rates and currencies. A description of these and other derivative instruments that a Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

        A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by a Fund.

        Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

        Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

        Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

        Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a Fund will segregate assets determined to be liquid by the Manager or the Sub-Advisers in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be increased by the writing of uncovered or “naked” options.

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        Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

        Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If the Sub-Advisers incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

        Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may accelerate and/or increase the amount of taxes payable by shareholders. Derivative instruments are also subject to the risk of ambiguous documentation.

        There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Related Instruments	Each Fund may invest in equity-related instruments. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “—Common Stocks and Other Equity Securities” above. To the extent that a Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, a Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income instruments, cash and cash equivalents. The Funds may not achieve their investment objectives when they do so. The Funds may maintain a portion of their assets in high-quality fixed income instruments, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Instruments

As used in this Prospectus, the term “fixed income instruments” includes, but is not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans

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and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Funds may invest in derivatives based on fixed income instruments

        Fixed income instruments are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income instruments are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income instruments can be expected to decline. Fixed income instruments with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities	Securities rated below investment grade, i.e., lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Ratings Services (“S&P”), or unrated securities determined by the Sub-Advisers to be of comparable quality, are sometimes referred to as “high yield” securities or “junk bonds.” Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income instruments. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income instruments rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to each Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities

The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s and S&P. Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income instruments, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income instruments by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s

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current financial condition may be better or worse than a rating indicates. The Funds will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager and the Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

        The Funds may purchase unrated securities (which are not rated by a rating agency) if their Sub-Advisers determine that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income instruments. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities	Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

Convertible Securities	Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income instruments of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

        Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully

53

collateralized. Each Fund may lend portfolio securities representing up to 33  1/3 % of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Funds’ assets. The Funds do not currently have a program in place pursuant to which they may lend portfolio securities. However, they may establish such a program in the future. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

Short Sales	A Fund may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until the Fund replaces a borrowed security, the Fund is required to maintain during the period of the short sale the short sales proceeds that the broker holds and any additional assets the lending broker requires as collateral. The Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

        Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A fund may engage in short sales which are not “against the box,” which involve additional risks. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that a Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which a Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A

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Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings will create leveraging risk for a Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, a Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Illiquid Securities	Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Advisers may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Real Estate Investment Trusts	The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

        To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent that a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies	Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of a Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, a Fund may invest in shares of investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal

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investment strategies, particularly during periods of volatile market movements. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed net of short-term and net long-term capital losses to shareholders who are individuals) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the funds’ previous and current investment objectives and policies and portfolio management strategies.

Changes in Investment Objectives and Policies	The investment objective of each of the Funds described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, the Funds may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. None of the Funds has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds	The Funds are newly formed and therefore have little or no performance history for investors to evaluate. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ relatively small size, have a disproportionate impact on the Funds’ performance results.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants, derivatives or other structured products.

Other Investments and Techniques	The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Manager or a Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities.

Portfolio Holdings	The Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities, together with additional information about portfolio holdings disclosure, are available in the Trust’s Statement of Additional Information. In addition, the Manager will post each Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

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Financial Highlights

Because the Fund has recently commenced operations, financial highlights are not available.

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Allianz Funds Multi-Strategy Trust

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-498-5413, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may also contact your financial service firm for additional information.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act of 1940, which is 811-22167.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

File No. 811-22167

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Allianz Multi-Strategy Funds	INVESTMENT MANAGER Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISER Allianz Global Investors Solutions LLC, 600 West Broadway, San Diego, CA 92101

CUSTODIAN State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105

TRANSFER AGENT Boston Financial Data Services, Inc., 330 W. 9th Street, 5th Floor, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM [ ]

LEGAL COUNSEL Ropes & Gray LLP, One International Place, Boston, MA 02110

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Allianz Multi-Strategy Funds Prospectus

Allianz Wealth Management Plus Target Date Funds

December [    ], 2008

Share Class R

This Prospectus describes the Allianz Wealth Management Plus Target Date Funds (each a “Fund”), which are six mutual funds offered by Allianz Funds Multi-Strategy Trust (the “Trust”). The Funds provide access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and its investment management affiliate, Allianz Global Investors Solutions LLC (“AGI Solutions” or the “Sub-Adviser”), which serves as sub-adviser. As of September 30, 2008, Allianz Global Fund Management and its investment management affiliates managed approximately $[854.8] billion.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Overview of Wealth Management Plus Target Date Funds

The Allianz Wealth Management Plus Target Date Funds (each a “Fund”) are designed to meet the evolving needs of individual investors for after-inflation wealth accumulation and income as they approach and reach retirement. The Wealth Management Plus Retirement Fund is intended for investors who have already retired or begun withdrawing portions of their investments, and its focus is on generating after-inflation income. Each of the other Funds follows an asset allocation strategy that is actively managed toward a specific target retirement date, becoming increasingly conservative over time until the target date is reached and the Fund’s investment strategy closely resembles that of the Wealth Management Plus Retirement Fund.

The Funds invest primarily using a “funds of funds” structure, which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The Funds invest primarily in certain affiliated mutual funds, which are part of the group of investment companies consisting of the Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds, and which are called “Underlying Funds” in this prospectus. The Underlying Funds are not offered in this prospectus. Please see the “Description of Underlying Funds” in this prospectus for more information about the Underlying Funds. Each Fund may invest a portion of its assets in affiliated or unaffiliated exchange-traded funds (ETFs) and other mutual funds and pooled vehicles (“Other Acquired Funds”), and directly in other securities and instruments. Other important characteristics of the Funds are described in the Fund Summary beginning on page [    ], and are discussed in greater detail under “Investment Objectives and Principal Investment Strategies.” A “Summary of Principal Risks” begins on page [    ].

The table below lists the investment objectives and compares certain investment characteristics of the Funds. See the “Summary of the Funds” for other important characteristics of the Funds

Wealth Management Plus Retirement	Main Investments Selected Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds Investment Objectives Seeks current income and, secondarily, capital appreciation.	Main Investments Selected Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds Investment Objectives Seeks current income.	Dividend Frequency Income distributions at least quarterly; capital gains distributions at least annually

Wealth Management Plus 2015 Wealth Management Plus 2020 Wealth Management Plus 2030 Wealth Management Plus 2040 Wealth Management Plus 2050

Main Investments

Selected Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds

Investment Objectives

Seeks capital growth and preservation consistent with its asset allocation as the target date in the Fund name approaches, and thereafter current income, and, secondarily, capital appreciation.

Main Investments

Selected Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds

Investment Objectives

Seeks capital growth and preservation consistent with its asset allocation as the target date in the Fund name approaches, and thereafter current income.

Dividend Frequency Declared and distributed at least annually

The term “fund of funds” is used to describe mutual funds, such as the Funds, that pursue their investment objectives by investing in other mutual funds. Your cost of investing in a Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a Fund, you will indirectly bear fees and expenses charged by the Underlying Funds and Other Acquired Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Under “Summary of the Funds” you will find a description of each Fund’s investment objective, principal investments and strategies, principal risks, asset allocation strategies, performance information (once available) and fees and expenses. Under “Summary of Principal Risks” you will find a discussion of the principal risks of the Funds and the Underlying Funds. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which the Manager and/or the Sub-Adviser or their affiliates act as investment adviser, including mutual funds with names, investment objectives and policies similar to those of the Funds.

It is possible to lose money on investments in a Fund. Although each Fund provides a relatively high level of diversification in comparison to most mutual funds, the Funds may not be suitable as a complete investment program, depending on your individual needs and goals. In addition, because multiple Underlying Funds may be managed by the same investment adviser or have similar investment strategies, each Fund’s relative diversification may be somewhat limited. Moreover, the fact that a Fund or Underlying Funds may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

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Allianz Wealth Management Plus Target Date Funds	Ticker Symbols:
Allianz Wealth Management Plus Retirement Fund (“Retirement Fund”)	[ ]
Allianz Wealth Management Plus 2015 Fund (“2015 Fund”)	[ ]
Allianz Wealth Management Plus 2020 Fund (“2020 Fund”)	[ ]
Allianz Wealth Management Plus 2030 Fund (“2030 Fund”)	[ ]
Allianz Wealth Management Plus 2040 Fund (“2040 Fund”)	[ ]
Allianz Wealth Management Plus 2050 Fund (“2050 Fund”)	[ ]

Summary of the Funds

Investment Objectives of the Funds

The Wealth Management Plus Target Date Funds listed above (each a “Fund”) are designed to meet the evolving needs of individual investors for after-inflation wealth accumulation and income as they approach and reach retirement.

The Retirement Fund is intended for investors who have already retired or begun withdrawing portions of their investments, and its investment objective is to seek current income, and, secondarily, capital appreciation.

Each of the 2015 Fund, 2020 Fund, 2030 Fund, 2040 Fund and 2050 Fund follows an asset allocation strategy that is actively managed toward a specific target retirement date, during which time each Fund seeks capital growth and preservation consistent with its asset allocation, becoming increasingly conservative over time. Each such Fund’s objective will change to seeking current income and, secondarily, capital appreciation, upon reaching the target date in the Fund name, at which point its investment strategy will closely resemble that of the Retirement Fund. It is expected that each of these Funds will merge into the Retirement Fund within approximately 3 years after its target date, provided that the Fund’s Board of Trustees determines that such a transaction is in the best interest of shareholders.

Principal Investments and Strategies

The Funds seek to achieve their investment objectives by investing under normal circumstances primarily in Underlying Funds that are sponsored and managed by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and/or its affiliates. Potential Underlying Funds currently include all Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds, except those that principally employ a “fund-of-funds” strategy. Each Fund may invest without limit in Underlying Funds, and may invest a significant percentage of its assets in one, or a small number of Underlying Funds.

Each Fund may invest a portion of its assets in affiliated or unaffiliated exchange-traded funds (ETFs) and other mutual funds and pooled vehicles other than the Underlying Funds. Each Fund will not invest more than 10% of its assets in Other Acquired Funds.

Each Fund may also invest a significant portion of its assets directly in other securities and instruments, subject to any limitations imposed by the Investment Company Act of 1940 and the rules thereunder (the “1940 Act”) or by other applicable law. These direct investments may include equity securities, such as common stocks, and equity-related instruments giving the Fund exposure to companies in any of a number of market capitalization ranges and geographic distributions. Direct investments may also include fixed income instruments, such as government and corporate debt securities and asset-backed securities, as well as convertible securities. Each fund may utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. Such direct investments may be used as a complement or adjustment to the Fund’s exposure to Underlying Investments and Other Acquired Funds, and therefore may from time to time be focused in a limited number of asset classes or investment types.

In constructing a portfolio for each Fund consisting of Underlying Funds, Other Acquired Funds and direct investments, the Sub-Adviser seeks to maintain significant economic exposure to a number of different countries in addition to the United States. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Asset Allocation Process

The Sub-Adviser constructs the target asset allocations and makes investment decisions for each Fund based on a combination of economic models, capital markets research and fundamental research including, in the case of Underlying Funds and Other Acquired Funds, detailed evaluation of the managers of such pooled vehicles. The Sub-Adviser follows a three-step asset allocation process for each Fund as described below.

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The first step is to divide potential investments into two basic categories: defensive assets and return-generating assets. Defensive assets tend to have lower risk of loss with limited possibility for gain and provide stable income, whereas return-generating assets tend to produce higher long-term total return but are subject to higher volatility and risk of loss. Based on market research and assumptions of life expectancy and retirement age, savings rates and levels of consumption, the Sub-Adviser employs modeling and optimization tools to establish an allocation between defensive assets and return-generating assets that shifts over time as a target retirement date approaches. The basic premise of this shift over time is that investors have a greater need for accumulation of savings prior to retirement, which then shifts to a consumption of those savings in retirement. In evaluating potential investments under both categories of assets, the Sub-Adviser considers the degree to which income or generation of returns exceeds inflation. The chart below illustrations the Sub-Adviser’s allocation between defensive and return-generating assets as of [            ], 2008.

In the second step, the Sub-Adviser divides both its allocations to return-generating assets and defensive asset further into four major global asset classes to which the Funds seek to gain economic exposure: equities, fixed income, real return and alternatives. The Sub-Adviser uses historical financial data, expected future long-term returns, volatilities and correlations and proprietary asset allocation modeling tools and information to divide the major asset classes into more narrow sub-classifications and to generate shifts in these allocations over time relative to a target retirement date. The resulting allocations make up the strategic “glide path” used to direct the investment choices for each Fund. The weighting to asset classes on the glide path generally moves from more aggressive to more conservative the closer a Fund’s target date is in time. For example, the 2050 Fund has significantly greater exposure to U.S. and international equities than does the 2015 Fund or the Retirement Fund. The Sub-Adviser seeks to optimize the allocation to the various asset classes represented on the glide path relative to its assessment of the changing needs of investors as they approach retirement, and refers to this process as developing an optimal set of “beta allocations” for each point in time. The illustration below shows the Funds’ target date glide path as of [            ], 2008.

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Allianz Wealth Management Plus Glidepath

The third step is to assign one or more potential investments to each of the “beta allocations” represented in the glide path. The Sub-Adviser attempts to select a portfolio consisting primarily of Underlying Funds using the following core considerations:

•

An Underlying Fund with a strategy that maps to, or is representative of an asset class or combination of asset classes included in the glide path. For example, an international equity portfolio maps to the international equity beta and a balanced income fund could be mapped to multiple asset classes.

•	The consistency of the Underlying Fund’s risk-return profile.

•	The Sub-Adviser’s assessment of the ability of the manager of the Underlying Fund to outperform the associated benchmark.

•	How the Underlying Fund impacts the expected risk-return of the total portfolio.

In conjunction with its selection of Underlying Funds, the Sub-Adviser also considers investments in exchange-traded funds (ETFs) that meet the criteria under the glide path, using its same core considerations as for Underlying Funds to the extent they are applicable to ETFs. Following its selection of Underlying Funds and ETFs, the Sub-Adviser may consider direct investments in derivatives, equities and equity-related instruments, fixed-income and other instruments, as well as investments in Other Acquired Funds (other than ETFs), that it believes complement its primary fund-of-funds portfolio and otherwise to adjust the Fund’s overall mix of investments.

Adjustments to Portfolio Allocations

As time passes, the Sub-Adviser adjusts the mix of asset classes, and with that the weighting of individual investments in the portfolio changes in accordance with the glide path. A full review of each Fund is undertaken at least annually, at which time the asset classes are reallocated to reflect that the Fund is now closer to the retirement date. This annual analysis also includes the review of individual asset classes and their reclassification as either defensive or return-generating.

In addition to its annual review of the glide path, the Sub-Adviser analyzes the investment portfolio of each Fund on an ongoing basis, including a review of such factors as portfolio yield, total portfolio expected volatility, Sharpe ratio and tracking error. These analyses are factored into the annual review, and they may precipitate a rebalancing or an adjustment to the Fund’s allocations more frequently, if the Sub-Adviser considers such changes to be necessary or appropriate. Based on its ongoing monitoring of risk premiums, especially in periods of what the Sub-Adviser considers major market movements or instability, the Sub-Adviser may make tactical changes to the strategic glide path allocations when risk premiums are judged to vary significantly from long-term values.

Matching a Fund to Investor Needs

The asset allocation of each Fund is designed to provide an investment that the Sub-Adviser believes is neither overly aggressive nor overly conservative for a typical investor planning to retire, or otherwise to begin withdrawing portions of his or her investments, within a few years of the target date indicated in the Fund’s name (or, in the case of the Retirement Fund, for a typical retired investor). Generally, you should choose a Fund with a target date that comes close to the year in which you expect to retire. However, you should also consider other factors, such as your age, how your Fund investment will fit into your overall investment program, and your personal risk tolerance. Choosing a Fund with an earlier target date in its name represents what is designed to be a more conservative choice, while choosing a Fund with a later target date represents what is designed to be a more aggressive choice. The Retirement Fund is designed to represent the most conservative choice among the Funds.

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Risk Management

The Funds’ risk management approach combines rigorous economic models of lifetime savings and consumption with sound judgment and experience.

For each Fund, the total portfolio volatility, income and tracking error are measured regularly as well as upon major market movements. The Sub-adviser also conducts a periodic formal review of all beta allocations and fund assignments, and may periodically rebalance the portfolio based on this analysis.

A full review of each target Fund is undertaken at least annually, at which time the asset classes are reallocated to reflect that the Fund is now one year closer to the retirement date. This annual analysis also includes the review of individual asset classes and their reclassification as either defensive or return-generating.

Principal Risks

Allocation Risk A Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds, as well as Other Acquired Funds and direct investing in securities and other instruments. A principal risk of investing in a Fund is that the Sub-Adviser’s allocation techniques and decisions and/or the Sub-Adviser’s selection of Underlying Funds and other instruments will not produce the desired results, and therefore the Fund may not achieve its investment objective.

Underlying Fund Risks The value of your investment in a Fund is largely determined by the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Fund’s allocation among the Underlying Funds will vary, an investment may be subject to any and all of these risks at different times and to different degrees.

Other (Direct) Investment Risk To the extent that a Fund invests directly in investments other than Underlying Funds, the value of your investment will be directly related to the investment performance of those investments. Thus, exposure to the principal investment risks of a Fund can come either indirectly through Underlying Funds and Other Acquired Funds or directly.

Among the principal risks of the Underlying Funds and other investments, which could adversely affect the net asset value, yield and total return of the Fund, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Commodity Risk • Fixed Income Risk • Convertible Securities Risk • Credit Risk • Currency Risk • Derivatives Risk	• Emerging Markets Risk • Focused Investment Risk • High Yield Risk • Index Risk • Interest Rate Risk • IPO Risk • Leveraging Risk • Liquidity Risk • Management Risk

•    Mortgage-Related and other Asset-Backed Risk

•    Non-U.S. Investment Risk

•    Real Estate Risk

•    REIT and Real Estate-Linked Derivative Risk

•    Short Selling Risk

•    Smaller Company Risk

•    Variable Distribution Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

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Performance Information

The Funds do not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included.

Fees and Expenses of the Funds

These tables describe the fees and expenses you may pay if you buy and hold Class R shares of the Funds:

Wealth Management Plus Retirement Fund

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class R	0.75%	0.50%	0.86%	0.73%	2.84%	1.41%	1.43%

(1)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority, Inc. (the “FINRA”).

(2)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.60% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(5)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 4 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class R shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3
Class R	$	[	]	$	[	]

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Wealth Management Plus 2015 Fund

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class R	0.80%	0.50%	0.86%	0.76%	2.92%	1.45%	1.47%

(1)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority, Inc. (the “FINRA”).

(2)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(5)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 4 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class R shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3
Class R	$	[	]	$	[	]

8

Wealth Management Plus 2020 Fund

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class R	0.80%	0.50%	0.86%	0.81%	2.97%	1.46%	1.51%

(1)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority, Inc. (the “FINRA”).

(2)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(5)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 4 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class R shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3
Class R	$	[	]	$	[	]

9

Wealth Management Plus 2030 Fund

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class R	0.85%	0.50%	0.86%	0.91%	3.12%	1.50%	1.62%

(1)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority, Inc. (the “FINRA”).

(2)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(5)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 4 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class R shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3
Class R	$	[	]	$	[	]

10

Wealth Management Plus 2040 Fund

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class R	0.85%	0.50%	0.86%	0.92%	3.13%	1.50%	1.63%

(1)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority, Inc. (the “FINRA”).

(2)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(5)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 4 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class R shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3
Class R	$	[	]	$	[	]

11

Wealth Management Plus 2050 Fund

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class R	0.85%	0.50%	0.86%	0.93%	3.14%	1.50%	1.64%

(1)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority, Inc. (the “FINRA”).

(2)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(5)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 4 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class R shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3
Class R	$	[	]	$	[	]

12

Summary of Principal Risks

As the Funds intend to invest their assets primarily in shares of the Underlying Funds, the risks of investing in these Funds are closely related to the risks associated with the Underlying Funds and their investments. However, as the Funds may also invest their assets directly in stocks or bonds of other issuers and in other instruments, such forwards, options, futures contracts or swap agreements, the Funds may be directly exposed to certain risks described below. As such, unless stated otherwise, any reference in this section only to “Funds” includes both the Funds and Underlying Funds. Where necessary in this section, the Funds are specifically referred to as “Wealth Management Plus Target Date Funds.” Further, each Wealth Management Plus Target Date Fund is generally subject to a different level and amount of risk which is relative to the Wealth Management Plus Target Date Fund’s target date and time horizon. A Fund with an earlier target date as specified in its name represents what is designed to be a more conservative choice and tends to have more exposure to fixed income, while choosing a Fund with a later target date represents what is designed to be a more aggressive choice that tends to have more exposure to equities.

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a Fund’s investments as a whole are called “principal risks.” The principal risks of each Fund are identified in the “Summary of the Funds” section beginning on page [__] and are summarized in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are descried in greater detail under “Characteristics and Risks of Securities and Investment Techniques. “ There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on an investment in a Fund.

The following summarizes principal risks associated with investments in the Underlying Funds, Other Acquired Funds, direct investments by the Funds and, indirectly, with your investment in a Fund. Each Underlying Fund may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Fund can change over time. The summary is not intended to be exhaustive. For more information about these risks and the securities and investment techniques used by the Underlying Funds, please refer to the Statement of Additional Information (including the summary descriptions of the Underlying Funds contained therein) and the Underlying Funds’ prospectuses. This summary is qualified in its entirety by reference to the prospectuses and statements of additional information of each Underlying Fund, which are available free of charge by telephoning the Distributor at 1-800-426-0107.

Underlying Fund Risks

Because each Wealth Management Plus Target Date Fund intends to invest primarily in Underlying Funds, the risks associated with investing in each Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of each Wealth Management Plus Target Date Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

Each Wealth Management Plus Target Date Fund’s net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with each Fund correlate to those of a particular Underlying Fund will depend upon the extent to which each Wealth Management Plus Target Date Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. Each Wealth Management Plus Target Date Fund’s investment in a particular Underlying Fund may exceed 25% of its assets. To the extent that a Wealth Management Plus Target Date Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund. For more information about the risks associated with Underlying Funds, please see the Trust’s Statement of Additional Information and the Underlying Funds’ prospectuses, which may be obtained free of charge by telephoning the Distributor at 1-800-426-0107.

Allocation Risk

Each Wealth Management Plus Target Date Fund’s investment performance depends upon how its assets are primarily allocated and reallocated among particular Underlying Funds and other investments according to each Wealth Management Plus Target Date Fund’s asset allocation targets and ranges. A principal risk of investing in each Wealth Management Plus Target Date Fund is that the Sub-Adviser will make less than optimal or poor asset allocation decisions and/or that the Sub-Adviser will make less than optimal or poor decisions in selecting the Underlying Funds and other investments in which each Wealth Management Plus Target Date Fund invests. The Sub-Adviser attempts to identify asset classes and sub-classes represented by the Underlying Funds and other investments that will provide consistent, quality performance for each Wealth Management Plus Target Date Fund, but there is no guarantee that the Sub-Adviser’s allocation techniques will produce the desired results. It is possible that the Sub-Adviser will focus on Underlying Funds and other investments that perform poorly or underperform other available Wealth Management Plus Target Date Funds under various market conditions. You could lose money on your investment in the Wealth Management Plus Funds as a result of these allocation decisions.

13

Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The PIMCO CommodityRealReturn Strategy Fund, an Underlying Bond Fund in which each Fund may invest, gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures. For more information about the risks to Funds investing in the PIMCO CommodityRealReturn Strategy Fund, please see the Multi-Strategy Trust Statement of Additional Information.

Convertible Securities Risk

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Credit Risk

All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings provided by rating agencies such as Moody’s Investors Services, Inc. (“Moody’s”) and Standard & Poor’s Rating Services (“S&P”). The Funds that invest in fixed income securities (particularly the Underlying Bond Funds) are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund’s share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or non-U.S. governments. Even certain U.S. Government securities are subject to credit risk. Some Funds may invest 25% or more of their assets in obligations issued by U.S. banks. Such Funds will be subject to bank concentration risks, such as adverse changes in economic and regulatory developments affecting the banking industry that could affect the ability of the banks to meet their obligations.

Currency Risk

The Wealth Management Plus Target Date Funds and many Underlying Funds may invest directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies. To the extent that they do so, these Funds are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of

14

reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investment in foreign currency denominated securities may reduce the returns of such Fund.

Derivatives Risk

The Wealth Management Plus Target Date Funds and many of the Underlying Funds may, but are not required to, use a number of derivative instruments. The Funds may use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, forward contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, a Fund’s portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

A description of the various derivative instruments in which the Funds may invest and the risks associated with each instrument is included in the Fund prospectuses and in the Statement of Additional Information. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leveraging risk, the Funds observe asset segregation requirements to cover their obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered (or “naked”) options.

Lack of Availability. Because the markets for certain derivative instruments (including markets located outside the U.S.) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory considerations.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may accelerate and/or increase the amount of taxes payable by shareholders.

15

Emerging Markets Risk

Certain Funds that invest in non-U.S. securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Certain Funds may invest in the securities of issuers tied economically to countries outside the U.S. with developing or “emerging market” economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among others, Depository Receipts, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent a Fund invests in equity-related instruments it will also be subject to this risk.

A Fund may invest in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that its portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Fixed Income Risk

All of the Funds that invest in fixed income securities are subject to interest rate risk. Changes in the market values of fixed income securities are largely a function of changes in the current level of interest rates. The value of a Fund’s investments in fixed income securities will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

“Duration” is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, Underlying Bond Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than Underlying Bond Funds with shorter average portfolio durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Also, some Fund portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

Many Funds, including most of the Underlying Bond Funds, may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or “IO” class of a stripped mortgage-backed security) and “zero coupon” securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Certain of the Funds may invest in securities issued by U.S. Government agencies or government enterprises. Although some of these securities may be guaranteed as to the payment of principal or interest by the relevant enterprise or agency, others may not be guaranteed, and therefore may be riskier than securities guaranteed by the U.S. Treasury.

16

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Similarly, certain Underlying Bond Funds may have more risk because they may invest a substantial portion of their assets in bonds of similar projects or from issuers of the same status. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, a Fund that focuses its investments in a certain type of issuer (e.g., biotechnology, healthcare, and/or technology issuers) is particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”) such as the “technology” or “financial and business services” sectors. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Certain of the Underlying Funds may have more risk because they have a particular geographic or sector focus. An Underlying Fund that holds or obtains exposure to a particular geography, such as Europe or the Far East, may be affected significantly by economic, regulatory or political developments affecting issuers in that geography. Similarly, Underlying Funds that focus its investments in companies that have exposure, directly or indirectly, to a particular sector, such as the eco-sectors or water-related resource sectors, will be impacted more by events or factors affecting those sectors than if their portfolio was more diversified among a number of unrelated sectors and industries. For more information about certain Underlying Funds that may have more risk because of their geographic or sector focus, please see the Multi-Strategy Trust Statement of Additional Information.

Although each Wealth Management Plus Target Date Fund normally invests in a number of different Funds, to the extent that a Fund concentrates a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Fund and any investments in which that Fund concentrates. See “Underlying Funds Risks” above.

High Yield Risk

High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are fixed income securities rated lower than Baa by Moody’s or BBB by S&P, or unrated securities determined to be of comparable quality. Underlying Bond Funds which invest in high yield securities may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments (credit risk). These securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Bond Fund’s ability to sell them (liquidity risk). If an issuer of a security is in default with respect to interest or principal payments, an Underlying Bond Fund may lose its entire investment.

Index Risk

Because certain Underlying Funds and ETFs invest in derivatives that are linked to the performance of an index, they will be subject to the risks associated with changes in the applicable index. If the applicable index changes, such a Fund could receive lower interest payments (in the case of a debt-related derivative) or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Interest Rate Risk

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

17

IPO Risk

Certain Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to a Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of each Fund during periods when Funds are unable to invest significantly or at all in IPOs may be lower than during period when the Funds are able to do so. In addition, as a Fund increases in size, the impact of IPOs on that Fund’s performance will generally decrease.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

Many of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing an Fund from selling out of these illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Adviser, and the advisers, sub-advisers and individual portfolio managers of the Funds will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results. The Sub-Adviser is newly formed and registered as an investment adviser and has no performance record. Although many of the investment professionals and senior personnel at the Sub-Adviser have significant industry experience at other Allianz entities and elsewhere, the Sub-Adviser only recently registered as an investment adviser and, prior to the inception of the Funds, had not previously managed registered investment companies or other client accounts.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates, lack of liquidity or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities and the Underlying Stock Funds are particularly sensitive to these market risks.

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Mortgage-Related and Other Asset-Backed Risk

Most of the Underlying Bond Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed-rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed-rate mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is known as prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Non-U.S. Investment Risk

Many Funds invest in securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). These Funds may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. Funds that invest primarily in non-U.S. securities will be explicitly subject to these risks. The securities markets of many countries outside the U.S. are relatively small, with a limited number of companies representing a small number of industries. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of countries outside the U.S. differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a country outside the U.S. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined geographic area such as Eastern Europe, South Africa or Asia, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. Adverse conditions in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, a Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. Certain Underlying Bond Funds may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

REIT and Real Estate-Linked Derivative Risk

A Fund that invests in REITs or real estate-linked derivative instruments is subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, the Fund will bear not only its proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. An Fund’s investments in REIT equity securities could cause that Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Short Selling Risk

To the extent a Fund makes use of short sales for investment and risk management purposes, it will be subject to Short Selling Risk. One of the Underlying Funds, the NACM Global Equity 130/30 Fund, utilizes short sales as a principal investment strategy Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. Such a Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses that Fund pays in connection with the short sale. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A Fund may engage in short sales where it does not own or have the right to acquire the security sold short at no additional cost. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by a Fund of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to that Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund and other Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

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Smaller Company Risk

The general risks associated with investing in equity securities and fixed income securities and liquidity risk are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Funds that invest in companies with medium-sized market capitalizations may also have significant exposure to these risks.

Variable Distribution Risk

Because a significant portion of securities held by certain Underlying Bond Funds may have variable or floating interest rates, the amounts of the Underlying Bond Fund’s periodic distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease. Because of the nature of distributions received by the Underlying Stock Funds, it is expected that the Underlying Stock Funds, to the extent they make distributions, will make them in varying amounts.

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Underlying Funds

Because the Funds intend to invest their assets primarily in some or all Underlying Funds as discussed above, and none of the Underlying Funds are offered in this prospectus, the following provides a general description of the main investments and other information about the Underlying Funds. At the discretion of the Manager and without shareholder approval, the Funds may invest in additional Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Funds or other affiliated and non-affiliated funds created in the future. For a complete description of an Underlying Fund, please see the Statement of Additional Information and the Underlying Fund prospectuses, which are available free of charge by telephoning the Distributor at 1-800-426-0107.

Equity Fund-of-Funds Investments

The equity portion of the Wealth Management Plus Target Date Funds’ investments in Underlying Funds will be allocated among a number of Underlying Stock Funds which represent a broad range of equity-based asset classes and sub-classes and a variety of investment objectives and strategies. By allocating assets among these Underlying Stock Funds, the equity portion of the Funds’ investments can be diversified in multiple ways, including the following:

By Investment Style/Category

•	Growth

•	Blend

•	Income & Equity

•	Value

•	Sector-Related

•	Alternative Strategies

By Region

•	Global

•	International

By Size

•	Large-Cap

•	Mid-Cap

•	Small-Cap

Fixed Income Fund-of-Funds Investments

The fixed income portion of the Wealth Management Plus Target Date Funds’ investments in Underlying Funds will be allocated among a number of Underlying Bond Funds which represent a broad range of fixed income-based asset classes and sub-classes and a variety of investment objectives and strategies. By allocating assets among these Underlying Bond Funds, the fixed income portion of these Funds’ investments can be diversified in multiple ways, including the following:

By Sector/Investment Specialty

•	Governments

•	Mortgages

•	Corporate

•	Inflation-Indexed

•	Commodity

By Region

•	U.S. Fixed Income

•	Developed Non-U.S. Fixed Income

•	Emerging Markets Fixed Income

By Credit Quality

•	Investment Grade/Money Market

•	Medium Grade

•	High Yield

By Duration

•	Long-Term

•	Intermediate-Term

•	Short-Term

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Underlying Stock Funds

The following provides a concise description of the investment objectives, main investments and other information about each Underlying Stock Fund. For more information about these Funds, please see the applicable Statement of Additional Information and the Underlying Stock Fund prospectuses. These summaries are qualified in their entirety by reference to the prospectuses and applicable Statement of Additional Information, which are available free of charge by telephoning the Distributor at 1-800-426-0107.

Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Growth Stock Funds

CCM Capital Appreciation	Growth of capital	Larger capitalization common stocks	75–95	$3 billion or more

CCM Emerging Companies	Long-term growth of capital	Smaller capitalization common stocks	75–120	At least $100 million and at or below the highest capitalization of companies represented in the Russell 2000 Index

CCM Focused Growth	Long-term growth of capital	Common stocks of companies in the Russell 1000 Growth Index	35–45	$100 million or more

CCM Mid-Cap	Growth of capital	Medium capitalization common stocks	75–95	Same as the Russell Midcap Index

NACM Growth	Long-term capital appreciation	Large capitalization equity securities	50–80	$5 billion or more

NACM Mid-Cap Growth	Maximum long-term capital appreciation	Medium capitalization common stocks	80–100	Same as the Russell Midcap Growth Index

OCC Growth	Long-term growth of capital; income is an incidental consideration	Larger capitalization common stocks	40–60	$5 billion or more

OCC Opportunity	Capital appreciation; no consideration is given to income	Smaller capitalization common stocks	70–110	Less than $2 billion

OCC Target	Capital appreciation; no consideration is given to income	Medium capitalization common stocks	Up to 100	Between $1 billion and $10 billion

RCM Large-Cap Growth	Long-term capital appreciation	Large capitalization equity securities	45–85	$4 billion or more

RCM Mid-Cap	Long-term capital appreciation	Small to medium capitalization equity securities	85–125	Same as the Russell Midcap Growth Index

RCM Small-Cap Growth	Long-term capital appreciation	Smaller capitalization equity securities	75–150	Companies with market capitalizations at or below the highest market capitalization represented in either or both of the Russell 2000 Index and the S&P SmallCap 600 Index

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Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Growth Stock Funds

RCM Strategic Growth	Capital appreciation	Equity and equity-related instruments	40–150	All capitalizations

Income & Equity Funds

NACM Income & Growth	Total return comprised of current income, current gains and capital appreciation	Combination of common stocks and other equity securities, debt securities and convertible securities	100–300	All capitalizations

OCC Equity Premium Strategy	Long-term growth of capital and current income	Large capitalization common stocks; written call options	40–80	Greater than $5 billion

Value Stock Funds

NFJ All-Cap Value	Long-term growth of capital and income	Undervalued common stocks in a broad range of capitalizations	35–50	All capitalizations

NFJ Dividend Value	Long-term growth of capital and income	Income producing common stocks with potential for capital appreciation	40–60	Greater than $3.5 billion

NFJ Large-Cap Value	Long-term growth of capital and income	Undervalued large capitalization common stocks	40–60	Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

NFJ Mid-Cap Value	Long-term growth of capital and income	Undervalued medium capitalization common stocks	35–50	Bottom 800 of the 1,000 largest capitalization North American companies traded on U.S. securities markets

NFJ Small-Cap Value	Long-term growth of capital and income	Undervalued small capitalization common stocks	100–150	Between $100 million and $3.5 billion

OCC Renaissance	Long-term growth of capital and income	Undervalued stocks with improving business fundamentals	50–100	All capitalizations

International Stock Funds

NACM Emerging Markets Opportunities	Maximum long-term capital appreciation	Emerging market stocks	125–150	All capitalizations

NACM International	Maximum long-term capital appreciation	Companies located in the developed countries represented in the MSCI EAFE Index.	100–150	All capitalizations

NACM Pacific Rim	Long-term growth of capital	Equity securities of Pacific Rim companies	75–125	All capitalizations

NFJ International Value	Long-term growth of capital and income	Undervalued equity securities of non-U.S. companies with capitalizations greater than $1 billion	40–60	Greater than $1 billion

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Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
International Stock Funds

RCM International Growth Equity	Long-term capital appreciation	Equity securities of companies worldwide	50–115	In excess of $1 billion

Sector-Related Stock Funds

RCM Global Resources	Long-term capital appreciation	Equity securities of U.S. and non-U.S. natural resources companies	25–75	All capitalizations

RCM Technology	Long-term capital appreciation	Equity securities of U.S. and non-U.S. technology-related companies	30–120	Greater than $500 million

Global Stock Funds

NACM Global	Maximum long-term capital appreciation	Equity securities of U.S. and non-U.S. companies	75–125	All capitalizations

RCM Global Small-Cap	Long-term capital appreciation	Smaller capitalization equity securities	75–150	Same as the MSCI World Small-Cap Index

Allianz Multi-Strategy Trust Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Blend Stock Fund

RCM Disciplined Equity	Long-term capital appreciation	Equity securities of U.S. companies	50–80	Greater than $1.5 billion

Global Stock Fund

RCM All Horizons	Long-term capital appreciation	Equity securities of companies worldwide	25–45	All capitalizations

International Stock Fund

NACM International Growth	Maximize long-term capital appreciation	Equity securities of non-U.S. growth companies	50-100	All capitalizations

RCM International Opportunities	Long-term capital appreciation	Equity securities of non-U.S. companies	40–80	All capitalizations

Sector-Related Stock Funds

RCM Global EcoTrendsSM	Long-term growth of capital	Equity securities of companies worldwide with exposure to EcoEnergy, Pollution Control and/or Clean Water sectors	50–80	All capitalizations

RCM Global Water	Long-term capital appreciation	Equity securities of water-related companies worldwide	25–50	All capitalizations

Alternative Strategies

NACM Global Equity 130/30	Long-term capital appreciation	Long and short positions in equity securities of companies worldwide	60-130 long positions 40-70 short positions	All capitalizations

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Underlying Bond Funds

The investment objective of each Underlying Bond Fund (except as provided below) is to seek to realize maximum total return, consistent with preservation of capital and prudent investment management. The “total return” sought by most of the Underlying Bond Funds will consist of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The investment objective of PIMCO Real Return Fund is to seek to realize maximum real return, consistent with preservation of real capital and prudent investment management. “Real return” is a measure of the change in purchasing power of money invested in a particular investment after adjusting for inflation. The investment objective of each of PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. PIMCO Money Market Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so.

Fixed Income Instruments

“Fixed Income Instruments,” as used generally in this prospectus, includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);

•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

•	mortgage-backed and other asset-backed securities;

•	inflation-indexed bonds issued both by governments and corporations;

•	structured notes, including hybrid or “indexed” securities and event-linked bonds;

•	loan participations and assignments;

•	delayed funding loans and revolving credit facilities;

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;

•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, an Underlying Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than an Underlying Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Moody’s, S&P or Fitch. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by the PIMCO:

•	high quality

•	investment grade

•	below investment grade (“high yield securities” or “junk bonds”)

The following provides a concise description of the main investments of and other information relating to each Underlying Bond Fund. For more information about these Underlying Bond Funds, please see the Statement of Additional Information (including the summary descriptions of the Underlying Bond Funds contained therein) and the Underlying Bond Fund prospectuses for PIMCO Funds. These summaries are qualified in their entirety by reference to the prospectuses and Statement of Additional Information for PIMCO Funds, which is available free of charge by telephoning the Distributor at 1-800-426-0107.

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds

PIMCO Floating Income	Variable and floating-rate Fixed Income Instruments and their economic equivalents	1 year	Caa to Aaa; max 10% below B	No Limitation

PIMCO Low Duration	Short maturity Fixed Income Instruments	1–3 years	B to Aaa; max 10% below Baa	0–30%

PIMCO Low Duration II	Short maturity Fixed Income Instruments with quality and non-U.S. issuer restrictions	1–3 years	A to Aaa	0%

PIMCO Low Duration III	Short maturity Fixed Income Instruments with prohibitions on firms engaged in socially sensitive practices	1–3 years	B to Aaa; max 10% below Baa	0–30%

PIMCO Money Market	Money market instruments	90 days dollar- weighted average maturity	Min 95% Prime 1; 5% Prime 2	0%

PIMCO Short-Term	Money market instruments and short maturity Fixed Income Instruments	1 year	B to Aaa; max 10% below Baa	0–10%

Intermediate Duration Bond Funds

PIMCO High Yield	Higher-yielding Fixed Income Instruments	+/-2 years of its benchmark	Caa to Aaa; min 80% below Baa subject to Max 5% Caa	0–20%

PIMCO Moderate Duration	Short and intermediate maturity Fixed Income Instruments	+/-2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Total Return	Intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Total Return II	Intermediate maturity Fixed Income Instruments with quality, non-U.S. issuer restrictions	+/-2 years of its benchmark	Baa to Aaa	0%

PIMCO Total Return III	Intermediate maturity Fixed Income Instruments with prohibitions on firms engaged in socially sensitive practices	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO GNMA	Short and intermediate maturity mortgage-related fixed income instruments issued by the Government National Mortgage Association	1–7 years	Baa to Aaa; max 10% below Aaa	0%

PIMCO Mortgage-Backed Securities(5)	Short and intermediate maturity mortgage-related Fixed Income Instruments	1–7 years	Baa to Aaa; max 10% below Aaa	0%

PIMCO Investment Grade Corporate Bond	Corporate fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Diversified Income	Investment grade corporate, high yield and emerging market Fixed Income Instruments	3–8 years	Max 10% below B	No Limitation

Income Fund

PIMCO Income	Broad range of Fixed Income Instruments	2-8 years	Caa to Aaa; max 50% below B	No limitation

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Absolute Return Fund

PIMCO Unconstrained Bond	Broad range of Fixed Income Instruments	(-3) to 8 years	Max 40% below Baa	No limitation

Long Duration Bond Funds

PIMCO Long-Term U.S. Government	Long-term maturity fixed income instruments	8 years	A to Aaa	0%

PIMCO Long Duration Total Return	Long-term maturity Fixed Income Instruments	+/-2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Extended Duration	Long-term maturity Fixed Income Instruments	+/-3 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

International Bond Funds

PIMCO Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	25–75%(3)

PIMCO Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	80%(3)

PIMCO Emerging Local Bond	Fixed Income Instruments denominated in currencies of non-U.S. countries	+/- 2 years of its benchmark	Max 15% below B	80%(3)

PIMCO Emerging Markets Bond	Emerging market Fixed Income Instruments	8 years	Max 15% below B	80%(3)

PIMCO Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	25–75%(3)

PIMCO Foreign Bond (Unhedged)	Intermediate maturity non-U.S. Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	80%(3)

PIMCO Developing Local Markets	Currencies or Fixed Income Instruments denominated in currencies of non-U.S. countries	8 years	Max 15% below B	80%(3)

PIMCO Global Advantage Fund	U.S. and non-U.S. fixed income instruments	8 years	Max 15% below B	No Limitation

Real Return Bond Funds

PIMCO Real Return	Inflation-indexed Fixed Income Instruments	+/- 3 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

Real Return Bond Funds

PIMCO Commodity- RealReturn Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other Fixed Income Instruments	10 years	B to Aaa; max 10% below Baa	0–30%

PIMCO Real Return Asset	Inflation-indexed fixed income instruments	+/- 4 years of its benchmark	B to Aaa; max 20% below Baa	0–30%

PIMCO RealEstate- RealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other Fixed Income Instruments	10 years	B to Aaa; max 10% below Baa	0–30%

Tax-Exempt Bond Funds

PIMCO California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3-7 years	B to Aaa; max 10% below Baa	0%

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Tax-Exempt Bond Funds

PIMCO California Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal and California income tax)	3 years	Caa to Aaa; max 10% below Baa	0%

PIMCO High Yield Municipal Bond	Intermediate to long-term maturity high yield municipal securities (exempt from federal income tax)	4-11 years	No limitation	0%

PIMCO Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3–10 years	Ba to Aaa; max 10% below Baa	0%

PIMCO New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3-12 years	B to Aaa; max 10% below Baa	0%

PIMCO Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	3 years	Baa to Aaa	0%

Convertible Funds

PIMCO Convertible	Convertible securities	N/A	Max 20% below B	0–30%

Domestic Equity-Related Funds

PIMCO Fundamental Advantage Tax Efficient Strategy	Long exposure to Enhanced RAFITM 1000 hedged by short exposure to S&P 500 stock index, backed by a portfolio of Fixed Income Instruments, a substantial portion of which is comprised of high yield municipal securities	4-11 years	No limitation	No limitation

PIMCO Fundamental Advantage Total Return Strategy	Long exposure to Enhanced RAFITM 1000 hedged by short exposure to S&P 500 stock index, backed by a portfolio of Fixed Income Instruments	1-2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO Fundamental IndexPLUS™	Enhanced RAFITM 1000 derivatives backed by a portfolio of short-term Fixed Income Instruments	1 year	B to Aaa; max 10% below Baa	0–30%

Domestic Equity-Related Funds

PIMCO Fundamental IndexPLUS™ TR	Enhanced RAFITM 1000 derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO StocksPLUS® Total Return	S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

Small Cap StocksPLUS® TR	Russell 2000® Index derivatives backed by a diversified portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO StocksPLUS® TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO StocksPLUS®	S&P 500 stock index derivatives backed by a portfolio of short-term Fixed Income Instruments	1 year	B to Aaa; max 10% below Baa	0–30%

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
International Equity-Related Funds

PIMCO European StocksPLUS® TR Strategy	European equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy	Far Eastern (excluding Japan) equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged)	Non-U.S. equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO International StocksPLUS® TR Strategy (Unhedged)	Non-U.S. equity derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO Japanese StocksPLUS® TR Strategy	Japanese equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

(1)	As rated by Moody’s, S&P’s or Fitch, or if unrated, determined by Pacific Investment Management Company to be of comparable quality.
(2)

Each Underlying Bond Fund (except PIMCO Long-Term U.S. Government, PIMCO Total Return II, PIMCO Low Duration II, PIMCO Municipal Bond, PIMCO Short Duration Municipal Income and PIMCO StocksPLUS Municipal-Backed Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	Limitation with respect to the Underlying Fund’s fixed income investments. The Underlying Fund may invest without limit in equity securities denominated in non-U.S. currencies.
(5)	Effective July 31, 2007, the Underlying Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.
(6)

The Lehman Brothers U.S. Aggregate Index (“LBAG”) covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Each Underlying Bond Fund invests at least 65% (80% for some Underlying Bond Funds) of its assets in the following types of securities, which, unless provided above, may be issued by domestic or non-U.S. entities and denominated in U.S. dollars or other currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

Other Investment Practices of the Underlying Funds

In addition to purchasing the securities listed above under “Fund Focus” or “Main Investments,” some or all of the Underlying Funds may to varying extents: lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options (including uncovered, or “naked” options) on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in non-U.S. securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and the other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The Funds are indirectly subject to some or all of these risks to varying degrees because they invest primarily in the Underlying Funds. For further information concerning the investment practices of and risks associated with the Underlying Funds, please see “Investment Objectives and Policies” in the Statement of Additional Information, the Underlying Fund Summaries included in the Statement of Additional Information and the Underlying Fund prospectuses, which are available free of charge by telephoning the Distributor at 1-800-426-0107.

Additional Underlying Funds

In addition to the Underlying Funds listed above, the Funds may invest in additional Underlying Funds, including those that may become available for investment in the future, at the discretion of the Sub-Adviser and without shareholder approval.

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Management of the Funds

Investment Manager

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for the Funds. Subject to the supervision of the Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Manager is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Manager provides investment management and advisory services to open- end mutual funds and closed-end funds. The Manager is a wholly owned indirect subsidiary of Allianz and of Allianz SE, a publicly-traded European insurance and financial services company. As of [September 30, 2008], the Manager and its investment management affiliates had approximately $[ ] billion in assets under management.

The Manager may retain affiliates to provide various administrative and other services required by the Funds.

Sub-Adviser

Allianz Global Investors Solutions LLC (“AGI Solutions” or the “Sub-Adviser”) selects the Underlying Funds and other investments in which the Funds may invest and allocates the Funds’ assets among the Underlying Funds and other investments. AGI Solutions is located at 600 West Broadway, San Diego, CA 92101. As of [September 30, 2008], AGI Solutions had approximately $[ ] billion in assets under management. AGI Solutions provides advisory services to mutual funds and institutional accounts, and may also provide consulting and research services. Although many of the investment professionals and senior personnel at the Sub-Adviser have significant industry experience at other Allianz entities and elsewhere, the Sub-Adviser only recently registered as an investment adviser and, prior to the inception of the Funds, had not previously managed registered investment companies or other client accounts.

Paul Pietranico and Stephen Sexauer are the individuals at AGI Solutions primarily responsible for selecting and allocating the Funds’ assets among the Underlying Funds and other investments. The following provides information about Messrs Pietranico and Sexauer. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of the securities of the Funds.

Portfolio Managers	Since	Recent Professional Experience
Paul Pietranico	2008	Portfolio manager focused on manager selection (for multi-manager strategies) and portfolio construction since June 23, 2008. He joined Allianz Global Investors of America L.P. in June 2005 as director of the investment manager due diligence, risk analysis and performance reporting teams. Prior to that, he worked at the Center for Investment Research at Charles Schwab & Co. where he was a director of quantitative mutual fund research and portfolio construction. He worked on the quantitative research and modeling work for Schwab’s proprietary predictive rating system for open-ended mutual funds. He also spent a significant number of years working on research projects relating to Schwab’ investment advice offering including investment advice software tools for retirement planning, portfolio simulation, risk analysis, asset allocation and portfolio construction. He started his career at Schwab as a mutual fund due diligence analyst. Mr. Pietranico holds a BS in physics, an MA in philosophy of science and an MS in Engineering Economic Systems & Operations Research, each from Stanford University.

Stephen Sexauer	2008	Chief Investment Officer of AGI Solutions since June 23, 2008. From April 2007-June 2008, Mr. Sexauer was a Managing Director of Allianz Global Investors of America LLC and from May 2003-April 2004, he was a Managing Director and Portfolio Manager of Nicholas-Applegate Capital Management, LLC. Prior to that, he was a Portfolio Manager at Morgan Stanley Investment Management from July 1989-March 2002. Mr. Sexauer worked at Salomon Brothers in Fixed Income sales from April 1988-June 1989 and in Technology Systems from November 1986-April 1988. Mr. Sexauer worked in Economic Consulting at Merrill Lynch

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Portfolio Managers	Since	Recent Professional Experience
Economics from June 1982-April 1985 and at Wharton Econometrics from June 1982-April 1985. Mr. Sexauer holds an MBA from the University of Chicago and a BS from the University of Illinois.

Management Fees

Each Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Advisers in return for their services.

In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.

The Funds commenced operations during the current fiscal year, and they have agreed to pay monthly management fees to the Manager at the following annual rates (stated as a percentage of average daily net assets):

Fund	Management Fees
Allianz Wealth Management Plus Retirement Fund	0.75%
Allianz Wealth Management Plus 2015 Fund	0.80%
Allianz Wealth Management Plus 2020 Fund	0.80%
Allianz Wealth Management Plus 2030 Fund	0.85%
Allianz Wealth Management Plus 2040 Fund	0.85%
Allianz Wealth Management Plus 2050 Fund	0.85%

A discussion regarding the basis for the approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and each Fund, and the sub-advisory agreement between Allianz Global Fund Management and AGI Solutions with respect to the Funds will be available in the semi-annual report to shareholders for the fiscal period ending May 31, 2009.

The Manager has contractually agreed to waive 70 basis points of its Management Fee with respect to assets invested in Underlying Funds. This waiver may not be terminated by the Manager and will remain in effect until it is terminated or adjusted by the Board of Trustees. This waiver does not apply to assets invested in direct investments other than Underlying Funds.

For each Fund, the Manager has contractually agreed to waive a portion of its Management Fee with respect to Fund assets that are attributable to investments in Underlying Funds, such that the unwaived fee amount paid with respect to such assets equals 0.15% of the portion of the average daily net assets of the Fund attributable to investments in Underlying Funds. This waiver may not be terminated by the Manager and will remain in effect for as long as the Manager manages the Fund, unless it is sooner terminated or adjusted by the Board of Trustees. Similarly, the Manager has contractually agreed to waive, through at least December 31, 2009, an additional portion of its Management Fee with respect to Fund assets that are attributable to investments in Other Acquired Funds, such that the unwaived fee amount paid with respect to such assets equals 0.15% of the portion of the average daily net assets of the Fund attributable to investments in Other Acquired Funds. Notwithstanding the foregoing, the Manager will continue to receive its full Management Fee (subject to any additional waivers such as set forth below) on assets invested in direct investments other than Underlying Funds or Other Acquired Funds.

In addition, the Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% of the Fund’s average net assets attributable to Class R shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Underlying Fund Expenses

The expenses associated with investing in a “fund of funds,” such as the Funds, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level.

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The Fund are structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

•	The Funds’ management fees payable to the Manager are reduced (as described above) to offset certain fees payable by Underlying Funds.

•	The Funds invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following tables summarize the annual expenses borne by Institutional Class shareholders of the Underlying Funds (based on expenses incurred during the most recent fiscal year, unless otherwise indicated). Because the Funds invests in Institutional Class shares of the Underlying Funds, shareholders of the Funds indirectly bear a proportionate share of these expenses, depending upon how the Funds’ assets are allocated from time to time among the Underlying Funds. See “Fees and Expenses of the Fund” in the Fund Summary above.

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees		Administrative Fees		Other Expenses(1)		Total Fund Operating Expenses
CCM Capital Appreciation	0.45		[	]	[	]	[	]
CCM Emerging Companies	1.25	(2)	[	]	[	]	[	]
CCM Focused Growth	0.45		[	]	[	]	[	]
CCM Mid-Cap	0.45		[	]	[	]	[	]
NACM Emerging Markets Opportunities	0.90		[	]	[	]	[	](3)
NACM Global	0.70		[	]	[	]	[	]
NACM Growth	0.50		[	]	[	]	[	]
NACM Income & Growth	0.65		[	]	[	](4)	[	](3)
NACM International	0.60		[	]	[	]	[	]
NACM Mid-Cap Growth	0.65		[	]	[	](4)	[	](3)
NACM Pacific Rim	0.90		[	]	[	]	[	]
NFJ All-Cap Value	0.65		[	]	[	]	[	]
NFJ Dividend Value	0.45	(5)	[	]	[	]	[	]
NFJ International Value	0.60		[	]	[	]	[	]
NFJ Large-Cap Value	0.45		[	]	[	]	[	]
NFJ Mid-Cap Value	0.60		[	]	[	]	[	](3)
NFJ Small-Cap Value	0.59	(6)	[	]	[	]	[	]
OCC Equity Premium Strategy	0.60		[	]	[	]	[	]
OCC Growth	0.50		[	]	[	]	[	]
OCC Opportunity	0.65		[	]	[	]	[	]
OCC Renaissance	0.60	(7)	[	]	[	]	[	]
OCC Target	0.55		[	]	[	]	[	]
RCM Global Resources	0.70		[	]	[	]	[	]
RCM Global Small-Cap	1.00		[	]	[	]	[	]
RCM International Growth Equity	0.50%		[	]%	[	]%	[	]%
RCM Large-Cap Growth	0.45		[	]	[	]	[	]
RCM Mid-Cap	0.47		[	]	[	]	[	]
RCM Small-Cap Growth	0.85		[	]	[	]	[	]
RCM Strategic Growth	1.00		[	]	[	]	[	]

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Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees	Administrative Fees		Other Expenses(1)		Total Fund Operating Expenses
RCM Technology	0.90	[	]	[	]	[	]
PIMCO California Intermediate Municipal Bond	0.23	0.22		0.00		0.45
PIMCO California Short Duration Municipal Bond	0.20	0.15		0.00		0.35
PIMCO CommodityRealReturn Strategy	0.49	0.25		0.01		0/75
PIMCO Convertible	0.40	0.25		0.11		0.76
PIMCO Developing Local Markets	0.45	0.40		0.00		0.85
PIMCO Diversified Income	0.45	0.30		0.08		0.83
PIMCO Emerging Local Bond	0.45	0.40		0.00		0.85
PIMCO Emerging Markets Bond	0.45	0.40		0.00		0.85
PIMCO European StocksPLUS® TR Strategy	0.45	0.30		0.78		1.53
PIMCO Extended Duration	0.25	0.25		0.00		0.50
PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy	0.45	0.30		0.77		1.52
PIMCO Floating Income	0.30	0.25		0.01		0.56
PIMCO Foreign Bond (U.S. Dollar-Hedged)	0.25	0.25		0.38		0.88
PIMCO Foreign Bond (Unhedged)	0.25	0.25		0.31		0.81
PIMCO Fundamental Advantage Tax Efficient Strategy	0.64	0.25		0.00		0.89
PIMCO Fundamental Advantage Total Return Strategy	0.64	0.25		0.00		0.89
PIMCO Fundamental IndexPLUS™	0.45	0.25		0.00		0.70
PIMCO Fundamental IndexPLUS™ TR	0.54	0.25		0.00		0.79
PIMCO Global Bond (U.S. Dollar-Hedged)	0.25	0.30		0.47		1.02
PIMCO Global Bond (Unhedged)	0.25	0.30		0.29		0.84
PIMCO GNMA	0.25	0.25		0.45		0.95
PIMCO High Yield	0.25	0.25		0.01		0.51
PIMCO High Yield Municipal Bond	0.30	0.25		0.00		0.55
PIMCO Income	0.25	0.20		1.04		1.49

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Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees	Administrative Fees	Other Expenses(1)	Total Fund Operating Expenses
PIMCO Int’l StocksPLUS® TR Strategy (U.S. Dollar Hedged)	0.45	0.30	0.76	1.51
PIMCO Int’l StocksPLUS® TR Strategy (Unhedged)	0.39	0.25	0.64	1.28
PIMCO Investment Grade Corporate Bond	0.25	0.25	0.07	0.57
PIMCO Japanese StocksPLUS® TR Strategy	0.45	0.30	0.68	1.43
PIMCO Long Duration Total Return	0.25	0.25	0.00	0.50
PIMCO Long Term U.S. Government	0.23	0.25	0.00	0.48
PIMCO Low Duration	0.25	0.18	0.00	0.43
PIMCO Low Duration II	0.25	0.25	0.01	0.51
PIMCO Low Duration III	0.25%	0.25%	0.04%	0.54%
PIMCO Moderate Duration	0.25	0.20	0.00	0.45
PIMCO Money Market	0.12	0.20	0.00	0.32
PIMCO Mortgage-Backed Securities(8)	0.25%	0.25%	0.70%	1.20%
PIMCO Municipal Bond	0.23	0.24	0.08	0.55
PIMCO New York Municipal Bond	0.23	0.22	0.00	0.45
PIMCO Real Return Asset	0.35	0.25	0.01	0.61
PIMCO Real Return	0.25	0.20	0.00	0.45
PIMCO RealEstate-RealReturn Strategy	0.49	0.25	0.00	0.74
PIMCO Short Duration Municipal Income	0.20	0.15	0.00	0.35
PIMCO Short-Term	0.25	0.20	0.01	0.46
PIMCO Small Cap StocksPLUS® TR	0.44	0.25	0.00	0.69
PIMCO StocksPLUS®	0.25	0.25	0.09	0.59
PIMCO StocksPLUS® Long Duration	0.35	0.24	0.02	0.61
PIMCO StocksPLUS® Total Return	0.39	0.25	0.00	0.64
PIMCO StocksPLUS® TR Short Strategy	0.44	0.25	0.00	0.69
PIMCO Total Return	0.25	0.18	0.06	0.49
PIMCO Total Return II	0.25	0.25	0.32	0.82
PIMCO Total Return III	0.25	0.25	0.25	0.75
PIMCO Unconstrained Bond	0.60	0.30	0.02	0.92

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Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

(1)	Other Expenses includes expenses (e.g., organizational expenses, interest expenses and pro rata trustee fees) attributable to the Institutional Class shares of the Underlying Funds. For certain Underlying Funds in their initial fiscal year, Other Expenses are based on estimated amounts.
(2)	Effective January 1, 2008, the Underlying Fund’s Advisory Fee was reduced by 0.05% to 1.20%. In addition, effective July 1, 2008, the Underlying Fund’s Advisory Fee will be further reduced by 0.05% to 1.15%. These Advisory Fee reductions will continue until at least December 31, 2008.
(3)	The Advisory Fee for the Underlying Fund does not reflect a voluntary fee waiver of .05% currently in effect. While the fee waiver is in effect, the actual Advisory Fee will be ..55%.
(4)	Based upon estimated amounts for the Underlying Fund’s initial fiscal year ending June 30, 2008.
(5)	Effective January 1, 2008, the Underlying Fund’s Advisory Fee became subject to a reduction of 0.025% on assets in excess of $7.5 billion and an additional 0.025% on assets in excess of $10 billion, each based on the Underlying Fund’s average daily net assets.
(6)	The CommodityRealReturn Strategy Fund’s subsidiary (the “Subsidiary”) has entered into a separate contract with PIMCO for the Management of the subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and the administration fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Underlying Fund in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary (as described above). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.
(7)	Effective January 1, 2007, the Underlying Fund’s advisory fee became subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Underlying Fund’s average daily net assets.
(8)	Effective July 31, 2007, the Underlying Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.

	Annual Underlying Fund Expenses (Based on the average daily net assets attributable to a Fund’s Institutional Class shares):

Underlying Fund	Management Fees(1)	Other Expenses(2)		Total Fund Operating Expenses
NACM Global Equity 130/30	1.10%	1.25	%(3)	2.35	%(5)
NACM International Growth	0.85%	1.35%		1.20	%(6)
RCM All Horizons	0.95%	0.35	%(3)	1.30	%(5)
RCM Disciplined Equity	0.70%	0.28	%(3)	0.98	%(5)
RCM Global EcoTrendsSM	1.00%	0.30	%(3)	1.30	%(5)
RCM Global Water	0.95%	0.30	%(3)	1.25	%(5)
RCM International Opportunities	0.85%	0.35	%(3)	1.20	%(5)

(1)

While the Allianz Funds and PIMCO Funds have an advisory fee and administrative fee, Allianz Multi-Strategy Funds have a combined Management Fee, which is paid by an Underlying Fund to Allianz Global Fund Management in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

(2)

Other Expenses includes expenses (e.g., interest expenses and pro rata trustee fees) attributable to the Institutional Class shares of the Underlying Funds. For certain Underlying Funds in their initial fiscal year, Other Expenses are based on estimated amounts.

(3)	Based upon estimated amounts for the Underlying Fund’s initial fiscal year ending November 30, 2008.
(4)	Based upon estimated amounts for the Underlying Fund’s initial fiscal year ending November 30, 2009.
(5)	Total Annual Fund Operating Expenses do not include organizational expenses, all of which were or would be incurred during the Underlying Fund’s initial fiscal year.
(6)

Reflects the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses, exceed 1.20% during the Fund’s initial fiscal year.

Potential Conflicts of Interest

The Sub-Adviser has broad discretion to allocate and reallocate the Funds’ assets among the Underlying Funds consistent with the Funds’ investment objectives and policies and asset allocation targets and ranges. Although the Funds do not pay an investment advisory fee for the asset allocation services, Sub-Adviser does receive a fee from the Manager (as described below), and both the Manager and the Sub-Adviser indirectly receive fees (including investment advisory and administrative fees) from the Underlying Funds in which the Funds invest. In this regard, the Manager and the Sub-Adviser may have an incentive to invest the Funds’ assets in Underlying Funds they manage or sub-advise, as the case may be. Similarly, the Manager has a financial incentive for the Funds’ assets to be invested in Underlying Funds with higher fees than other Underlying Funds, even if it believes that alternate investments would better serve the Funds’ investment program. Additionally, because the Manager has agreed to waive part of its Management

35

Fee with respect to assets invested in Underlying Funds, the Manager may have an incentive to maximize direct investment outside of Underlying Funds. However, this fee waiver is intended to address the potential conflict of interest as to the incentive of the Manager and Sub-Adviser to invest the Funds’ assets in Underlying Funds they manage or sub-advise. The Sub-Adviser and the Manager are legally obligated to disregard those incentives in making asset allocation decisions for the Funds. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the Underlying Funds of the Trust.

Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Manager. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, the Fund, various Underlying Funds and other affiliated investment companies, the Fund’s and the Underlying Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by shareholders of the Fund and the Underlying Funds.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund and the Underlying Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Fund and the Underlying Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund and the Underlying Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds and the Underlying Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-adviser to perform their respective contracts with respect to the Funds and the Underlying Funds.

How Fund Shares Are Priced

The net asset value per share (“NAV”) of a Fund’s Class R shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, a Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

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If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), a Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

A Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). A Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. Each Fund is currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. A Fund’s use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, a Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class R shares of the Funds. For additional information, please see the Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide (the “Guide”) for Class A, B, C and R Shares, which is part of the Statement of Additional Information which is incorporated herein by reference.

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Specified Benefit Plans. Class R shares are generally available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, healthcare benefit funding plans, and other specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or the Manager to utilize Class R shares in certain investment products or programs (collectively, “specified benefit plans”). In addition, Class R shares also are generally available only to specified benefit plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial service firm). Class R shares are not available to traditional and Roth IRAs, SEPs, SAR-SEPs, SIMPLE IRAs, 403(b)(7) custodial accounts, Coverdell Education Savings Accounts or retail or institutional benefit plans other than those specified above.

The administrator of a specified benefit plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Plan participants may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

Eligible specified benefit plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial intermediary (“financial service firm”) authorized to sell Class R shares of the Funds. Eligible specified benefit plans may also purchase shares directly from the Trust. See “Buying Shares” below. Additional shares may be purchased through a benefit plan’s administrator or recordkeeper.

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Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by specified benefit plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms may also perform other functions, including generating confirmation statements and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge specified benefit plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, specified benefit plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Funds.

Financial service firms and specified benefit plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing shareholder servicing and other services. A firm or specified benefit plan may be paid for its services directly or indirectly by the Funds, the Manager or an affiliate (normally not to exceed an annual rate of 0.50% of a Fund’s average daily net assets attributable to its Class R shares and purchased through such firm or specified benefit plan for its clients). The Distributor may pay a financial service firm or specified benefit plan an additional amount not to exceed 0.20% for sub-transfer agency or other administrative services. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Your specified benefit plan may establish various minimum investment requirements for Class R shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R shares or the reinvestment of dividends. Plan participants should contact their plan administrator with respect to these issues. Plan administrators should contact their financial service firm for information about the firm. This Prospectus should be read in connection with the specified benefit plan’s and/or the financial service firm’s materials regarding its fees and services.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information and Guide.

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Calculation of Share Price and Redemption Payments. When shareholders buy Class R shares of the Funds, they pay a price equal to the NAV of the shares. When shareholders sell (redeem) Class R shares of the Funds, they receive an amount equal to the NAV of the shares, minus a Redemption Fee, if applicable. NAVs are ordinarily determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after an order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from the specified benefit plan prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day.

Investors who purchase shares through specified benefit plans should be aware that plan administrators may aggregate purchase, redemption and exchange orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If a purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next day that the New York Stock Exchange is open (according to the succeeding day’s NAV).

Distribution and Servicing (12b-1) Plan

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for Class R shares. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under the Class R 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to Class R shares):

All Funds	Servicing Fee	Distribution Fee
Class R	0.25%	0.25%

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Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Therefore, although Class R shares of the Funds do not pay initial sales charges, the distribution fees payable on Class R shares may, over time, cost you more than the initial sales charge imposed on other classes of shares of the Funds.

Payments to Financial Firms

Some or all of the distribution fees and servicing fees described above are paid to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. Please see the Statement of Additional Information and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of Allianz Funds (the “Trust”), other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. Currently, the payments in this paragraph are generally not made with respect to Class R shares. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor or plan administrator and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolios, the Funds, the Manager and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information and Guide.

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The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Management of the Funds—Administrative Fees” above.

Buying Shares

Class R shares of each Fund are continuously offered to specified benefit plans. See “Specified Benefit Plans” above. Plan participants may purchase Class R shares only through their specified benefit plans. In connection with purchases, specified benefit plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Specified benefit plans and financial service firms may charge for such services. A specified benefit plan may also purchase Class R shares directly from the Trust. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R shares either by mail or through a variety of other purchase options and plans offered by the Trust. Specified benefit plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the benefit plan level.

Retirement plans which wish to invest directly by mail should send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. Investors may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate the relevant account number. Investors should call the Distributor at 1-800-426-0107 if they have any questions regarding purchases by mail.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

Class R shares of the Funds will be held in a plan participant’s account (which in turn may hold Class R shares through the account of a financial service firm) and, generally, specified benefit plans will hold Class R shares (either directly or through a financial service firm) in nominee or street name as the participant’s agent. In most cases, the Trust’s transfer agent, Boston Financial Data Services, Inc., will have no information with respect to or control over accounts of specific Class R shareholders and participants may obtain information about their accounts only through their plan. In the interest of economy and convenience, certificates for Class R shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

An investor should invest in the Funds for long-term investment purposes only. The Trust and the Manager each reserves the right to refuse purchases if, in the judgment of the Trust or the Manager, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and the Manager each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Exchanging Shares

Except as provided below and/or in the applicable Funds’ or series’ prospectus(es), you may exchange your Class R shares of any Fund for Class R shares of any other Fund or of another series of the Trust, Allianz Funds or PIMCO Funds that offers Class R shares. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Funds within 7 days after their acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs (without a sales charge), minus any Redemption Fee, next calculated after an exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Specified benefit plans or financial service firms may impose various additional fees and charges, investment minimums and other requirements with respect to exchanges. Specified benefit plans may also limit exchanges to Funds offered as investment options in the plan. In addition, for taxable shareholders, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. Plan participants should contact their plan administrators to exchange shares and for additional information about the exchange privilege.

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An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class R shares. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, high-yield securities and securities of issuers located in emerging markets that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of a Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of a Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes Redemption Fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of Redemption Fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” above for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust or its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the

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individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Funds to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Selling Shares

Class R shares may be redeemed through the investor’s plan administrator on any day the New York Stock Exchange is open. Unless eligible for a waiver, shareholders who redeem their shares within 7 days will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Currently, the Trust does not charge any other fees or charges when selling shares. Specified benefit plans and financial service firms may impose various additional fees for their services in processing redemption requests. Please contact the plan or firm for details.

Subject to any restrictions in the applicable specified benefit plan documents, plan administrators are obligated to transmit redemption orders to the Distributor or their financial service firm promptly and are responsible for ensuring that redemption requests are in proper form. Specified benefit plans and financial service firms will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge for their services.

Redemption proceeds will be forwarded to the specified benefit plan or financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions In Kind

The Trust has agreed to redeem shares of the Funds solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If your shares are redeemed in kind, investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Investors in Class R shares of a Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable contingent deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 7 days after their acquisition, including shares acquired through exchanges. The Redemption Fees discussed above are effective for shares acquired (including shares acquired through exchange).

When calculating the Redemption Fee, shares that are not subject to a Redemption Fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 7-day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Manager, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

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The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee. The Funds may be limited in their ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be more difficult for the Funds to collect the Redemption Fee on transactions by shareholders who purchase, redeem, or exchange shares held through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Generally, based on past practice, the use of omnibus accounts is more prevalent in the case of Class D, Class R, Administrative Class and Institutional Class shares of the Trust, as compared to the other share classes of the Trust. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully reduce or eliminate excessive short-term trading in shares of the Funds, or fully insulate Fund shareholders from associated costs or other dilution of the value of Fund shares. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Funds may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.”

Waivers of Redemption Fees. The Funds have elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

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redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Manager or its affiliates; and

•	otherwise as the Manager or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of a Fund where the entirety of the proceeds of such redemption is immediately invested in another share class of the same Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

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In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the Redemption Fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of a Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents please call your financial service firm. Within 30 days after receipt of your request your financial service firm will begin sending you individual copies.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. The Funds intend to declare and distribute income dividends to shareholders of record quarterly. The amounts of the Funds’ income distributions to shareholders are expected to vary with market fluctuations and the rate or size of the Underlying Funds’ distributions.

In addition, each the Retirement Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually, while the 2015 Fund, 2020 Fund, 2030 Fund, 2040 Fund and 2050 Fund distributes any net capital gains to shareholders no less frequently than quarterly. Net short-term capital gains may be paid more frequently. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional Class R shares of the Fund at NAV. This will be done unless you elect another option.

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Invest all distributions in Class R shares of another series of the Trust, Allianz Funds or PIMCO Funds which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1- 800-426-0107.

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Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1- 800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

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Tax Consequences

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to U.S. federal income tax at the fund level on income and gains that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Taxes on Fund Distributions

If you are a shareholder subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) that are properly designated by a Fund as capital gains dividends (“Capital Gain Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of net short-term capital gains in excess of net long-term capital losses generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s current and accumulated earnings and profits, in which case the excess generally would be treated as a return of capital, which would reduce your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a regulated investment company as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. If a Fund receives dividends from an Underlying Fund that the Underlying Fund has designated as qualified dividend income, then the Fund is permitted in turn to designate a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the Underlying Fund.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

The Funds’ use of a fund of funds structure could affect the amount, timing and character of distributions from the Funds, and, therefore, could increase the amount of taxes payable by shareholders. See “Taxation—Distributions” in the Statement of Additional Information.

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Taxes When You Sell (Redeem) or Exchange Your Shares of a Fund. Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders. When you exchange shares of a Fund for shares of another series of the Trust, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

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Redemption by a Fund of Underlying Fund Shares. Depending on a Fund’s percentage ownership in an Underlying Fund before and after a redemption of Underlying Fund shares, the Fund’s redemption of shares of such Underlying Fund may cause the Fund to be treated as receiving a dividend on the full amount of the distribution instead of receiving capital gain income on the shares of the Underlying Fund. This would be the case where a Fund holds a significant interest in an Underlying Fund and redeems only a relatively small portion of such interest. This could cause you to recognize higher amounts of ordinary income than if you had held the shares of the Underlying Funds directly. In addition, in certain circumstances, the “wash sale” rules may apply to a Fund’s sale of Underlying Fund shares that have generated losses.

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A Note on Non-U.S. Investments. Investments by a Fund or an Underlying Fund in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You will not be able to claim a credit or deduction with respect to foreign taxes. In addition, a Fund or an Underlying Fund’s investment in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate recognition of ordinary income and may affect the timing or amount of distributions.

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Backup Withholding. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income or who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter.

This section summarizes some of the U.S. federal income tax consequences to U.S. persons of investing in the Funds; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of non-U.S. federal, state and local income tax laws. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Manager, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund’s portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio managers have placed on it.

        Companies that a Fund’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

        Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources,

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more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

        Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings	Securities purchased in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of any IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities	The Sub-Adviser defines non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). The Sub-Adviser expects that the Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, the Funds may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when the Sub-Advisers believe that such securities are not publicly traded either in the U.S. or non-U.S. markets.

        Each Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. ADRs, EDRs and GDRs are considered by the Funds to be types of equity securities.

        Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for a Fund that invests in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign currency

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exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. See “Foreign Currencies” below.

Emerging Market Securities	Each Fund may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Countries with “emerging market” economies are those with securities markets that are, in the opinion of the Sub-Advisers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Funds with percentage limitations on investments in emerging market securities calculate those limitations by defining “emerging market securities” as securities issued by companies organized or headquartered in emerging market countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

        Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

        Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

        Foreign Currency Transactions. The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A Fund may also invest in a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase Fund exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all

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circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

        In addition, to the extent that a Fund engages in foreign currency transactions, it will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Derivatives	Each Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Advisers may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

        Examples of derivative instruments that a Fund may buy, sell or otherwise utilize include, among others, call and put option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements with respect to, among other underliers, securities, indices, interest rates and currencies. A description of these and other derivative instruments that a Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

        A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by a Fund.

        Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

        Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

        Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

        Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a Fund will segregate assets determined to be liquid by the Manager or the Sub-Advisers in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be increased by the writing of uncovered or “naked” options.

        Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

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        Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If the Sub-Advisers incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

        Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may accelerate and/or increase the amount of taxes payable by shareholders. Derivative instruments are also subject to the risk of ambiguous documentation.

        There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Related Instruments	Each Fund may invest in equity-related instruments. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “—Common Stocks and Other Equity Securities” above. To the extent that a Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, a Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income instruments, cash and cash equivalents. The Funds may not achieve their investment objectives when they do so. The Funds may maintain a portion of their assets in high-quality fixed income instruments, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Instruments	As used in this Prospectus, the term “fixed income instruments” includes, but is not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Funds may invest in derivatives based on fixed income instruments

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        Fixed income instruments are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income instruments are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income instruments can be expected to decline. Fixed income instruments with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities	Securities rated below investment grade, i.e., lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Ratings Services (“S&P”), or unrated securities determined by the Sub-Advisers to be of comparable quality, are sometimes referred to as “high yield” securities or “junk bonds.” Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income instruments. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income instruments rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to each Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities	The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s and S&P. Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income instruments, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income instruments by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Funds will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager and the Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

        The Funds may purchase unrated securities (which are not rated by a rating agency) if their Sub-Advisers determine that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that

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the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income instruments. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities	Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

Convertible Securities	Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income instruments of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

        Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Each Fund may lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Funds’ assets. The Funds do not currently have a program in place pursuant to which they may lend portfolio securities. However, they may establish such a program in the future. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

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Short Sales	A Fund may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until the Fund replaces a borrowed security, the Fund is required to maintain during the period of the short sale the short sales proceeds that the broker holds and any additional assets the lending broker requires as collateral. The Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

        Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A fund may engage in short sales which are not “against the box,” which involve additional risks. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that a Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which a Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings will create leveraging risk for a Fund. In addition, to the extent

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permitted by and subject to applicable law or SEC exemptive relief, a Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Illiquid Securities	Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Advisers may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Real Estate Investment Trusts	The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

        To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent that a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies	Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of a Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, a Fund may invest in shares of investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed net of short-term and net long-term capital losses to

55

shareholders who are individuals) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the funds’ previous and current investment objectives and policies and portfolio management strategies.

Changes in Investment Objectives and Policies	The investment objective of each of the Funds described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, the Funds may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. None of the Funds has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller- Sized Funds	The Funds are newly formed and therefore have little or no performance history for investors to evaluate. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ relatively small size, have a disproportionate impact on the Funds’ performance results.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants, derivatives or other structured products.

Other Investments and Techniques	The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Manager or a Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities.

Portfolio Holdings	The Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities, together with additional information about portfolio holdings disclosure, are available in the Trust’s Statement of Additional Information. In addition, the Manager will post each Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

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Financial Highlights

Because the Fund has recently commenced operations, financial highlights are not available.

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Allianz Funds Multi-Strategy Trust

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes.

The SAI includes the Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may also contact your financial service firm for additional information.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act of 1940, which is 811-22167.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

File No. 811-22167

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Allianz Multi-Strategy Funds	INVESTMENT MANAGER
Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISER
Allianz Global Investors Solutions LLC, 600 West Broadway, San Diego, CA 92101

CUSTODIAN
State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105

TRANSFER AGENT
Boston Financial Data Services, Inc., 330 West 9th Street, 5th Floor, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
[ ]

LEGAL COUNSEL
Ropes & Gray LLP, One International Place, Boston, MA 02110

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Allianz Multi-Strategy Funds Prospectus

Allianz Wealth Management Plus Target Date Funds

December [    ], 2008

Share Classes

Institutional and Administrative

This Prospectus describes the Allianz Wealth Management Plus Target Date Funds (each a “Fund”), which are six mutual funds offered by Allianz Funds Multi-Strategy Trust (the “Trust”). The Funds provide access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and its investment management affiliate, Allianz Global Investors Solutions LLC (“AGI Solutions” or the “Sub-Adviser”), which serves as sub-adviser. As of September 30, 2008, Allianz Global Fund Management and its investment management affiliates managed approximately $[854.8] billion.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Overview of Wealth Management Plus Target Date Funds

The Allianz Wealth Management Plus Target Date Funds (each a “Fund”) are designed to meet the evolving needs of individual investors for after-inflation wealth accumulation and income as they approach and reach retirement. The Wealth Management Plus Retirement Fund is intended for investors who have already retired or begun withdrawing portions of their investments, and its focus is on generating after-inflation income. Each of the other Funds follows an asset allocation strategy that is actively managed toward a specific target retirement date, becoming increasingly conservative over time until the target date is reached and the Fund’s investment strategy closely resembles that of the Wealth Management Plus Retirement Fund.

The Funds invest primarily using a “funds of funds” structure, which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The Funds invest primarily in certain affiliated mutual funds, which are part of the group of investment companies consisting of the Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds, and which are called “Underlying Funds” in this prospectus. The Underlying Funds are not offered in this prospectus. Please see the “Description of Underlying Funds” in this prospectus for more information about the Underlying Funds. Each Fund may invest a portion of its assets in affiliated or unaffiliated exchange-traded funds (ETFs) and other mutual funds and pooled vehicles (“Other Acquired Funds”), and directly in other securities and instruments. Other important characteristics of the Funds are described in the Fund Summary beginning on page [    ], and are discussed in greater detail under “Investment Objectives and Principal Investment Strategies.” A “Summary of Principal Risks” begins on page [    ].

The table below lists the investment objectives and compares certain investment characteristics of the Funds. See the “Summary of the Funds” for other important characteristics of the Funds

Wealth Management Plus Retirement	Main Investments	Main Investments	Dividend Frequency
	Selected Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds	Selected Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds	Income distributions at least quarterly; capital gains distributions at least annually

	Investment Objectives	Investment Objectives
	Seeks current income and, secondarily, capital appreciation.	Seeks current income.

Wealth Management Plus 2015	Main Investments	Main Investments	Dividend Frequency
Wealth Management Plus 2020 Wealth Management Plus 2030 Wealth Management Plus 2040 Wealth Management Plus 2050	Selected Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds	Selected Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds	Declared and distributed at least annually

	Investment Objectives	Investment Objectives
	Seeks capital growth and preservation consistent with its asset allocation as the target date in the Fund name approaches, and thereafter current income, and, secondarily, capital appreciation.	Seeks capital growth and preservation consistent with its asset allocation as the target date in the Fund name approaches, and thereafter current income.

The term “fund of funds” is used to describe mutual funds, such as the Funds, that pursue their investment objectives by investing in other mutual funds. Your cost of investing in a Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a Fund, you will indirectly bear fees and expenses charged by the Underlying Funds and Other Acquired Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Under “Summary of the Funds” you will find a description of each Fund’s investment objective, principal investments and strategies, principal risks, asset allocation strategies, performance information (once available) and fees and expenses. Under “Summary of Principal Risks” you will find a discussion of the principal risks of the Funds and the Underlying Funds. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which the Manager and/or the Sub-Adviser or their affiliates act as investment adviser, including mutual funds with names, investment objectives and policies similar to those of the Funds.

It is possible to lose money on investments in a Fund. Although each Fund provides a relatively high level of diversification in comparison to most mutual funds, the Funds may not be suitable as a complete investment program, depending on your individual needs and goals. In addition, because multiple Underlying Funds may be managed by the same investment adviser or have similar investment strategies, each Fund’s relative diversification may be somewhat limited. Moreover, the fact that a Fund or Underlying Funds may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

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Ticker Symbols:
Allianz Wealth Management Plus Target Date Funds	[ ]
Allianz Wealth Management Plus Retirement Fund (“Retirement Fund”)	[ ]
Allianz Wealth Management Plus 2015 Fund (“2015 Fund”)	[ ]
Allianz Wealth Management Plus 2020 Fund (“2020 Fund”)	[ ]
Allianz Wealth Management Plus 2030 Fund (“2030 Fund”)	[ ]
Allianz Wealth Management Plus 2040 Fund (“2040 Fund”)	[ ]
Allianz Wealth Management Plus 2050 Fund (“2050 Fund”)	[ ]

Summary of the Funds

Investment Objectives of the Funds

The Wealth Management Plus Target Date Funds listed above (each a “Fund”) are designed to meet the evolving needs of individual investors for after-inflation wealth accumulation and income as they approach and reach retirement.

The Retirement Fund is intended for investors who have already retired or begun withdrawing portions of their investments, and its investment objective is to seek current income, and, secondarily, capital appreciation.

Each of the 2015 Fund, 2020 Fund, 2030 Fund, 2040 Fund and 2050 Fund follows an asset allocation strategy that is actively managed toward a specific target retirement date, during which time each Fund seeks capital growth and preservation consistent with its asset allocation, becoming increasingly conservative over time. Each such Fund’s objective will change to seeking current income and, secondarily, capital appreciation, upon reaching the target date in the Fund name, at which point its investment strategy will closely resemble that of the Retirement Fund. It is expected that each of these Funds will merge into the Retirement Fund within approximately 3 years after its target date, provided that the Fund’s Board of Trustees determines that such a transaction is in the best interest of shareholders.

Principal Investments and Strategies

The Funds seek to achieve their investment objectives by investing under normal circumstances primarily in Underlying Funds that are sponsored and managed by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and/or its affiliates. Potential Underlying Funds currently include all Allianz Funds, Allianz Funds Multi-Strategy Trust Funds and PIMCO Funds, except those that principally employ a “fund-of-funds” strategy. Each Fund may invest without limit in Underlying Funds, and may invest a significant percentage of its assets in one, or a small number of Underlying Funds.

Each Fund may invest a portion of its assets in affiliated or unaffiliated exchange-traded funds (ETFs) and other mutual funds and pooled vehicles other than the Underlying Funds. Each Fund will not invest more than 10% of its assets in Other Acquired Funds.

Each Fund may also invest a significant portion of its assets directly in other securities and instruments, subject to any limitations imposed by the Investment Company Act of 1940 and the rules thereunder (the “1940 Act”) or by other applicable law. These direct investments may include equity securities, such as common stocks, and equity-related instruments giving the Fund exposure to companies in any of a number of market capitalization ranges and geographic distributions. Direct investments may also include fixed income instruments, such as government and corporate debt securities and asset-backed securities, as well as convertible securities. Each fund may utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. Such direct investments may be used as a complement or adjustment to the Fund’s exposure to Underlying Investments and Other Acquired Funds, and therefore may from time to time be focused in a limited number of asset classes or investment types.

In constructing a portfolio for each Fund consisting of Underlying Funds, Other Acquired Funds and direct investments, the Sub-Adviser seeks to maintain significant economic exposure to a number of different countries in addition to the United States. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Asset Allocation Process

The Sub-Adviser constructs the target asset allocations and makes investment decisions for each Fund based on a combination of economic models, capital markets research and fundamental research including, in the case of Underlying Funds and Other Acquired Funds, detailed evaluation of the managers of such pooled vehicles. The Sub-Adviser follows a three-step asset allocation process for each Fund as described below.

3

The first step is to divide potential investments into two basic categories: defensive assets and return-generating assets. Defensive assets tend to have lower risk of loss with limited possibility for gain and provide stable income, whereas return-generating assets tend to produce higher long-term total return but are subject to higher volatility and risk of loss. Based on market research and assumptions of life expectancy and retirement age, savings rates and levels of consumption, the Sub-Adviser employs modeling and optimization tools to establish an allocation between defensive assets and return-generating assets that shifts over time as a target retirement date approaches. The basic premise of this shift over time is that investors have a greater need for accumulation of savings prior to retirement, which then shifts to a consumption of those savings in retirement. In evaluating potential investments under both categories of assets, the Sub-Adviser considers the degree to which income or generation of returns exceeds inflation. The chart below illustrations the Sub-Adviser’s allocation between defensive and return-generating assets as of [            ], 2008.

In the second step, the Sub-Adviser divides both its allocations to return-generating assets and defensive asset further into four major global asset classes to which the Funds seek to gain economic exposure: equities, fixed income, real return and alternatives. The Sub-Adviser uses historical financial data, expected future long-term returns, volatilities and correlations and proprietary asset allocation modeling tools and information to divide the major asset classes into more narrow sub-classifications and to generate shifts in these allocations over time relative to a target retirement date. The resulting allocations make up the strategic “glide path” used to direct the investment choices for each Fund. The weighting to asset classes on the glide path generally moves from more aggressive to more conservative the closer a Fund’s target date is in time. For example, the 2050 Fund has significantly greater exposure to U.S. and international equities than does the 2015 Fund or the Retirement Fund. The Sub-Adviser seeks to optimize the allocation to the various asset classes represented on the glide path relative to its assessment of the changing needs of investors as they approach retirement, and refers to this process as developing an optimal set of “beta allocations” for each point in time. The illustration below shows the Funds’ target date glide path as of [            ], 2008.

4

Allianz Wealth Management Plus Glidepath

The third step is to assign one or more potential investments to each of the “beta allocations” represented in the glide path. The Sub-Adviser attempts to select a portfolio consisting primarily of Underlying Funds using the following core considerations:

•

An Underlying Fund with a strategy that maps to, or is representative of an asset class or combination of asset classes included in the glide path. For example, an international equity portfolio maps to the international equity beta and a balanced income fund could be mapped to multiple asset classes.

•	The consistency of the Underlying Fund’s risk-return profile.

•	The Sub-Adviser’s assessment of the ability of the manager of the Underlying Fund to outperform the associated benchmark.

•	How the Underlying Fund impacts the expected risk-return of the total portfolio.

In conjunction with its selection of Underlying Funds, the Sub-Adviser also considers investments in exchange-traded funds (ETFs) that meet the criteria under the glide path, using its same core considerations as for Underlying Funds to the extent they are applicable to ETFs. Following its selection of Underlying Funds and ETFs, the Sub-Adviser may consider direct investments in derivatives, equities and equity-related instruments, fixed-income and other instruments, as well as investments in Other Acquired Funds (other than ETFs), that it believes complement its primary fund-of-funds portfolio and otherwise to adjust the Fund’s overall mix of investments.

Adjustments to Portfolio Allocations

As time passes, the Sub-Adviser adjusts the mix of asset classes, and with that the weighting of individual investments in the portfolio changes in accordance with the glide path. A full review of each Fund is undertaken at least annually, at which time the asset classes are reallocated to reflect that the Fund is now closer to the retirement date. This annual analysis also includes the review of individual asset classes and their reclassification as either defensive or return-generating.

In addition to its annual review of the glide path, the Sub-Adviser analyzes the investment portfolio of each Fund on an ongoing basis, including a review of such factors as portfolio yield, total portfolio expected volatility, Sharpe ratio and tracking error. These analyses are factored into the annual review, and they may precipitate a rebalancing or an adjustment to the Fund’s allocations more frequently, if the Sub-Adviser considers such changes to be necessary or appropriate. Based on its ongoing monitoring of risk premiums, especially in periods of what the Sub-Adviser considers major market movements or instability, the Sub-Adviser may make tactical changes to the strategic glide path allocations when risk premiums are judged to vary significantly from long-term values.

Matching a Fund to Investor Needs

The asset allocation of each Fund is designed to provide an investment that the Sub-Adviser believes is neither overly aggressive nor overly conservative for a typical investor planning to retire, or otherwise to begin withdrawing portions of his or her investments, within a few years of the target date indicated in the Fund’s name (or, in the case of the Retirement Fund, for a typical retired investor). Generally, you should choose a Fund with a target date that comes close to the year in which you expect to retire. However, you should also consider other factors, such as your age, how your Fund investment will fit into your overall investment program, and your personal risk tolerance. Choosing a Fund with an earlier target date in its name represents what is designed to be a more conservative choice, while choosing a Fund with a later target date represents what is designed to be a more aggressive choice. The Retirement Fund is designed to represent the most conservative choice among the Funds.

5

Risk Management

The Funds’ risk management approach combines rigorous economic models of lifetime savings and consumption with sound judgment and experience.

For each Fund, the total portfolio volatility, income and tracking error are measured regularly as well as upon major market movements. The Sub-adviser also conducts a periodic formal review of all beta allocations and fund assignments, and may periodically rebalance the portfolio based on this analysis.

A full review of each target Fund is undertaken at least annually, at which time the asset classes are reallocated to reflect that the Fund is now one year closer to the retirement date. This annual analysis also includes the review of individual asset classes and their reclassification as either defensive or return-generating.

Principal Risks

Allocation Risk A Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds, as well as Other Acquired Funds and direct investing in securities and other instruments. A principal risk of investing in a Fund is that the Sub-Adviser’s allocation techniques and decisions and/or the Sub-Adviser’s selection of Underlying Funds and other instruments will not produce the desired results, and therefore the Fund may not achieve its investment objective.

Underlying Fund Risks The value of your investment in a Fund is largely determined by the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Fund’s allocation among the Underlying Funds will vary, an investment may be subject to any and all of these risks at different times and to different degrees.

Other (Direct) Investment Risk To the extent that a Fund invests directly in investments other than Underlying Funds, the value of your investment will be directly related to the investment performance of those investments. Thus, exposure to the principal investment risks of a Fund can come either indirectly through Underlying Funds and Other Acquired Funds or directly.

Among the principal risks of the Underlying Funds and other investments, which could adversely affect the net asset value, yield and total return of the Fund, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Commodity Risk • Fixed Income Risk • Convertible Securities Risk • Credit Risk • Currency Risk • Derivatives Risk	• Emerging Markets Risk • Focused Investment Risk • High Yield Risk • Index Risk • Interest Rate Risk • IPO Risk • Leveraging Risk • Liquidity Risk • Management Risk

•    Mortgage-Related and other Asset-Backed Risk

•    Non-U.S. Investment Risk

•    Real Estate Risk

•    REIT and Real Estate-Linked Derivative Risk

•    Short Selling Risk

•    Smaller Company Risk

•    Variable Distribution Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

6

Performance Information

The Funds do not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included.

Fees and Expenses of the Funds

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Funds:

Wealth Management Plus Retirement Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Funds:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

(*)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)(4)	Net Annual Fund Operating Expenses
Institutional Class	0.75%	None	0.75%	0.73%	2.23%	1.35%	0.88%
Administrative Class	0.75	0.25%	0.75	0.73	2.48%	1.35	1.13

(1)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(2)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.60% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(4)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 3 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% and [    ]% of the Fund’s average net assets attributable to Institutional Class and Administrative Class shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1		Year 3
Institutional Class	$	[ ]	$	[ ]
Administrative Class		[ ]		[ ]

7

Wealth Management Plus 2015 Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Funds:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

(*)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)(4)	Net Annual Fund Operating Expenses
Institutional Class	0.80%	None	0.75%	0.76%	2.31%	1.39%	0.92%
Administrative Class	0.80	0.25%	0.75	0.76	2.56%	1.39	1.17

(1)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(2)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(4)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 3 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% and [    ]% of the Fund’s average net assets attributable to Institutional Class and Administrative Class shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1		Year 3
Institutional Class	$	[ ]	$	[ ]
Administrative Class		[ ]		[ ]

8

Wealth Management Plus 2020 Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Funds:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

(*)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)(4)	Net Annual Fund Operating Expenses
Institutional Class	0.80%	None	0.75%	0.81%	2.35%	1.39%	0.96%
Administrative Class	0.80	0.25%	0.75	0.81	2.60%	1.39	1.21

(1)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(2)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.65% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(4)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 3 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% and [    ]% of the Fund’s average net assets attributable to Institutional Class and Administrative Class shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1		Year 3
Institutional Class	$	[ ]	$	[ ]
Administrative Class		[ ]		[ ]

9

Wealth Management Plus 2030 Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Funds:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

(*)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)(4)	Net Annual Fund Operating Expenses
Institutional Class	0.85%	None	0.75%	0.91%	2.51%	1.44%	1.07%
Administrative Class	0.85	0.25%	0.75	0.91	2.76%	1.44	1.32

(1)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(2)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(4)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 3 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% and [    ]% of the Fund’s average net assets attributable to Institutional Class and Administrative Class shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1		Year 3
Institutional Class	$	[ ]	$	[ ]
Administrative Class		[ ]		[ ]

10

Wealth Management Plus 2040 Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Funds:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

(*)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)(4)	Net Annual Fund Operating Expenses
Institutional Class	0.85%	None	0.75%	0.92%	2.52%	1.44%	1.08%
Administrative Class	0.85	0.25%	0.75	0.92	2.77%	1.44	1.33

(1)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(2)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(4)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 3 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% and [    ]% of the Fund’s average net assets attributable to Institutional Class and Administrative Class shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1		Year 3
Institutional Class	$	[ ]	$	[ ]
Administrative Class		[ ]		[ ]

11

Wealth Management Plus 2050 Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Funds:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

(*)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)(4)	Net Annual Fund Operating Expenses
Institutional Class	0.85%	None	0.75%	0.93%	2.53%	1.44%	1.09%
Administrative Class	0.85	0.25%	0.75	0.93	2.78%	1.44	1.34

(1)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect [ ]% in organizational expenses estimated to be attributable to each class.
(2)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds ands and other investment companies (funds), and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for their most recent fiscal years, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

The Manager has contractually agreed to waive a portion of its Management Fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver does not apply to assets invested directly in securities or instruments other than shares of Underlying Funds or Other Acquired Funds. See “Management of the Funds—Management Fees” below.

(4)

The Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described in footnote 3 above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% and [    ]% of the Fund’s average net assets attributable to Institutional Class and Administrative Class shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1		Year 3
Institutional Class	$	[ ]	$	[ ]
Administrative Class		[ ]		[ ]

12

Summary of Principal Risks

As the Funds intend to invest their assets primarily in shares of the Underlying Funds, the risks of investing in these Funds are closely related to the risks associated with the Underlying Funds and their investments. However, as the Funds may also invest their assets directly in stocks or bonds of other issuers and in other instruments, such forwards, options, futures contracts or swap agreements, the Funds may be directly exposed to certain risks described below. As such, unless stated otherwise, any reference in this section only to “Funds” includes both the Funds and Underlying Funds. Where necessary in this section, the Funds are specifically referred to as “Wealth Management Plus Target Date Funds.” Further, each Wealth Management Plus Target Date Fund is generally subject to a different level and amount of risk which is relative to the Wealth Management Plus Target Date Fund’s target date and time horizon. A Fund with an earlier target date as specified in its name represents what is designed to be a more conservative choice and tends to have more exposure to fixed income, while choosing a Fund with a later target date represents what is designed to be a more aggressive choice that tends to have more exposure to equities.

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a Fund’s investments as a whole are called “principal risks.” The principal risks of each Fund are identified in the “Summary of the Funds” section beginning on page [    ] and are summarized in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are descried in greater detail under “Characteristics and Risks of Securities and Investment Techniques. “ There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on an investment in a Fund.

The following summarizes principal risks associated with investments in the Underlying Funds, Other Acquired Funds, direct investments by the Funds and, indirectly, with your investment in a Fund. Each Underlying Fund may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Fund can change over time. The summary is not intended to be exhaustive. For more information about these risks and the securities and investment techniques used by the Underlying Funds, please refer to the Statement of Additional Information (including the summary descriptions of the Underlying Funds contained therein) and the Underlying Funds’ prospectuses. This summary is qualified in its entirety by reference to the prospectuses and statements of additional information of each Underlying Fund, which are available free of charge by telephoning the Distributor at 1-800-498-5413.

Underlying Fund Risks

Because each Wealth Management Plus Target Date Fund intends to invest primarily in Underlying Funds, the risks associated with investing in each Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of each Wealth Management Plus Target Date Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

Each Wealth Management Plus Target Date Fund’s net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with each Fund correlate to those of a particular Underlying Fund will depend upon the extent to which each Wealth Management Plus Target Date Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. Each Wealth Management Plus Target Date Fund’s investment in a particular Underlying Fund may exceed 25% of its assets. To the extent that a Wealth Management Plus Target Date Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund. For more information about the risks associated with Underlying Funds, please see the Trust’s Statement of Additional Information and the Underlying Funds’ prospectuses, which may be obtained free of charge by telephoning the Distributor at 1-800-498-5413.

Allocation Risk

Each Wealth Management Plus Target Date Fund’s investment performance depends upon how its assets are primarily allocated and reallocated among particular Underlying Funds and other investments according to each Wealth Management Plus Target Date Fund’s asset allocation targets and ranges. A principal risk of investing in each Wealth Management Plus Target Date Fund is that the Sub-Adviser will make less than optimal or poor asset allocation decisions and/or that the Sub-Adviser will make less than optimal or poor decisions in selecting the Underlying Funds and other investments in which each Wealth Management Plus Target Date Fund invests. The Sub-Adviser attempts to identify asset classes and sub-classes represented by the Underlying Funds and other investments that will provide consistent, quality performance for each Wealth Management Plus Target Date Fund, but there is no guarantee that the Sub-Adviser’s allocation techniques will produce the desired results. It is possible that the Sub-Adviser will focus on Underlying Funds and other investments that perform poorly or underperform other available Wealth Management Plus Target Date Funds under various market conditions. You could lose money on your investment in the Wealth Management Plus Funds as a result of these allocation decisions.

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Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The PIMCO CommodityRealReturn Strategy Fund, an Underlying Bond Fund in which each Fund may invest, gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures. For more information about the risks to Funds investing in the PIMCO CommodityRealReturn Strategy Fund, please see the Multi-Strategy Trust Statement of Additional Information.

Convertible Securities Risk

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Credit Risk

All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings provided by rating agencies such as Moody’s Investors Services, Inc. (“Moody’s”) and Standard & Poor’s Rating Services (“S&P”). The Funds that invest in fixed income securities (particularly the Underlying Bond Funds) are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund’s share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or non-U.S. governments. Even certain U.S. Government securities are subject to credit risk. Some Funds may invest 25% or more of their assets in obligations issued by U.S. banks. Such Funds will be subject to bank concentration risks, such as adverse changes in economic and regulatory developments affecting the banking industry that could affect the ability of the banks to meet their obligations.

Currency Risk

The Wealth Management Plus Target Date Funds and many Underlying Funds may invest directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies. To the extent that they do so, these Funds are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of

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reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investment in foreign currency denominated securities may reduce the returns of such Fund.

Derivatives Risk

The Wealth Management Plus Target Date Funds and many of the Underlying Funds may, but are not required to, use a number of derivative instruments. The Funds may use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, forward contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, a Fund’s portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

A description of the various derivative instruments in which the Funds may invest and the risks associated with each instrument is included in the Fund prospectuses and in the Statement of Additional Information. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leveraging risk, the Funds observe asset segregation requirements to cover their obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered (or “naked”) options.

Lack of Availability. Because the markets for certain derivative instruments (including markets located outside the U.S.) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory considerations.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may accelerate and/or increase the amount of taxes payable by shareholders.

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Emerging Markets Risk

Certain Funds that invest in non-U.S. securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Certain Funds may invest in the securities of issuers tied economically to countries outside the U.S. with developing or “emerging market” economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among others, Depository Receipts, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent a Fund invests in equity-related instruments it will also be subject to this risk.

A Fund may invest in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that its portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Fixed Income Risk

All of the Funds that invest in fixed income securities are subject to interest rate risk. Changes in the market values of fixed income securities are largely a function of changes in the current level of interest rates. The value of a Fund’s investments in fixed income securities will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.
“Duration” is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, Underlying Bond Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than Underlying Bond Funds with shorter average portfolio durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Also, some Fund portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

Many Funds, including most of the Underlying Bond Funds, may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or “IO” class of a stripped mortgage-backed security) and “zero coupon” securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Certain of the Funds may invest in securities issued by U.S. Government agencies or government enterprises. Although some of these securities may be guaranteed as to the payment of principal or interest by the relevant enterprise or agency, others may not be guaranteed, and therefore may be riskier than securities guaranteed by the U.S. Treasury.

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Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Similarly, certain Underlying Bond Funds may have more risk because they may invest a substantial portion of their assets in bonds of similar projects or from issuers of the same status. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, a Fund that focuses its investments in a certain type of issuer (e.g., biotechnology, healthcare, and/or technology issuers) is particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”) such as the “technology” or “financial and business services” sectors. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Certain of the Underlying Funds may have more risk because they have a particular geographic or sector focus. An Underlying Fund that holds or obtains exposure to a particular geography, such as Europe or the Far East, may be affected significantly by economic, regulatory or political developments affecting issuers in that geography. Similarly, Underlying Funds that focus its investments in companies that have exposure, directly or indirectly, to a particular sector, such as the eco-sectors or water-related resource sectors, will be impacted more by events or factors affecting those sectors than if their portfolio was more diversified among a number of unrelated sectors and industries. For more information about certain Underlying Funds that may have more risk because of their geographic or sector focus, please see the Multi-Strategy Trust Statement of Additional Information.

Although each Wealth Management Plus Target Date Fund normally invests in a number of different Funds, to the extent that a Fund concentrates a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Fund and any investments in which that Fund concentrates. See “Underlying Funds Risks” above.

High Yield Risk

High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are fixed income securities rated lower than Baa by Moody’s or BBB by S&P, or unrated securities determined to be of comparable quality. Underlying Bond Funds which invest in high yield securities may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments (credit risk). These securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Bond Fund’s ability to sell them (liquidity risk). If an issuer of a security is in default with respect to interest or principal payments, an Underlying Bond Fund may lose its entire investment.

Index Risk

Because certain Underlying Funds and ETFs invest in derivatives that are linked to the performance of an index, they will be subject to the risks associated with changes in the applicable index. If the applicable index changes, such a Fund could receive lower interest payments (in the case of a debt-related derivative) or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Interest Rate Risk

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

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IPO Risk

Certain Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to a Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of each Fund during periods when Funds are unable to invest significantly or at all in IPOs may be lower than during period when the Funds are able to do so. In addition, as a Fund increases in size, the impact of IPOs on that Fund’s performance will generally decrease.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

Many of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing an Fund from selling out of these illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Adviser, and the advisers, sub-advisers and individual portfolio managers of the Funds will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results. The Sub-Adviser is newly formed and registered as an investment adviser and has no performance record. Although many of the investment professionals and senior personnel at the Sub-Adviser have significant industry experience at other Allianz entities and elsewhere, the Sub-Adviser only recently registered as an investment adviser and, prior to the inception of the Funds, had not previously managed registered investment companies or other client accounts.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates, lack of liquidity or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities and the Underlying Stock Funds are particularly sensitive to these market risks.

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Mortgage-Related and Other Asset-Backed Risk

Most of the Underlying Bond Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed-rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed-rate mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is known as prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Non-U.S. Investment Risk

Many Funds invest in securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). These Funds may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. Funds that invest primarily in non-U.S. securities will be explicitly subject to these risks. The securities markets of many countries outside the U.S. are relatively small, with a limited number of companies representing a small number of industries. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of countries outside the U.S. differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a country outside the U.S. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined geographic area such as Eastern Europe, South Africa or Asia, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. Adverse conditions in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, a Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. Certain Underlying Bond Funds may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

REIT and Real Estate-Linked Derivative Risk

A Fund that invests in REITs or real estate-linked derivative instruments is subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, the Fund will bear not only its proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. An Fund’s investments in REIT equity securities could cause that Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Short Selling Risk

To the extent a Fund makes use of short sales for investment and risk management purposes, it will be subject to Short Selling Risk. One of the Underlying Funds, the NACM Global Equity 130/30 Fund, utilizes short sales as a principal investment strategy Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. Such a Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses that Fund pays in connection with the short sale. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A Fund may engage in short sales where it does not own or have the right to acquire the security sold short at no additional cost. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by a Fund of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to that Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund and other Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

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Smaller Company Risk

The general risks associated with investing in equity securities and fixed income securities and liquidity risk are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Funds that invest in companies with medium-sized market capitalizations may also have significant exposure to these risks.

Variable Distribution Risk

Because a significant portion of securities held by certain Underlying Bond Funds may have variable or floating interest rates, the amounts of the Underlying Bond Fund’s periodic distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease. Because of the nature of distributions received by the Underlying Stock Funds, it is expected that the Underlying Stock Funds, to the extent they make distributions, will make them in varying amounts.

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Underlying Funds

Because the Funds intend to invest their assets primarily in some or all Underlying Funds as discussed above, and none of the Underlying Funds are offered in this prospectus, the following provides a general description of the main investments and other information about the Underlying Funds. At the discretion of the Manager and without shareholder approval, the Funds may invest in additional Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Funds or other affiliated and non-affiliated funds created in the future. For a complete description of an Underlying Fund, please see the Statement of Additional Information and the Underlying Fund prospectuses, which are available free of charge by telephoning the Distributor at 1-800-498-5413.

Equity Fund-of-Funds Investments

The equity portion of the Wealth Management Plus Target Date Funds’ investments in Underlying Funds will be allocated among a number of Underlying Stock Funds which represent a broad range of equity-based asset classes and sub-classes and a variety of investment objectives and strategies. By allocating assets among these Underlying Stock Funds, the equity portion of the Funds’ investments can be diversified in multiple ways, including the following:

By Investment Style/Category

•	Growth

•	Blend

•	Income & Equity

•	Value

•	Sector-Related

•	Alternative Strategies

By Region

•	Global

•	International

By Size

•	Large-Cap

•	Mid-Cap

•	Small-Cap

Fixed Income Fund-of-Funds Investments

The fixed income portion of the Wealth Management Plus Target Date Funds’ investments in Underlying Funds will be allocated among a number of Underlying Bond Funds which represent a broad range of fixed income-based asset classes and sub-classes and a variety of investment objectives and strategies. By allocating assets among these Underlying Bond Funds, the fixed income portion of these Funds’ investments can be diversified in multiple ways, including the following:

By Sector/Investment Specialty

•	Governments

•	Mortgages

•	Corporate

•	Inflation-Indexed

•	Commodity

By Region

•	U.S. Fixed Income

•	Developed Non-U.S. Fixed Income

•	Emerging Markets Fixed Income

By Credit Quality

•	Investment Grade/Money Market

•	Medium Grade

•	High Yield

By Duration

•	Long-Term

•	Intermediate-Term

•	Short-Term

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Underlying Stock Funds

The following provides a concise description of the investment objectives, main investments and other information about each Underlying Stock Fund. For more information about these Funds, please see the applicable Statement of Additional Information and the Underlying Stock Fund prospectuses. These summaries are qualified in their entirety by reference to the prospectuses and applicable Statement of Additional Information, which are available free of charge by telephoning the Distributor at 1-800-426-0107.

Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Growth Stock Funds

CCM Capital Appreciation	Growth of capital	Larger capitalization common stocks	75–95	$3 billion or more

CCM Emerging Companies	Long-term growth of capital	Smaller capitalization common stocks	75–120	At least $100 million and at or below the highest capitalization of companies represented in the Russell 2000 Index

CCM Focused Growth	Long-term growth of capital	Common stocks of companies in the Russell 1000 Growth Index	35–45	$100 million or more

CCM Mid-Cap	Growth of capital	Medium capitalization common stocks	75–95	Same as the Russell Midcap Index

NACM Growth	Long-term capital appreciation	Large capitalization equity securities	50–80	$5 billion or more

NACM Mid-Cap Growth	Maximum long-term capital appreciation	Medium capitalization common stocks	80–100	Same as the Russell Midcap Growth Index

OCC Growth	Long-term growth of capital; income is an incidental consideration	Larger capitalization common stocks	40–60	$5 billion or more

OCC Opportunity	Capital appreciation; no consideration is given to income	Smaller capitalization common stocks	70–110	Less than $2 billion

OCC Target	Capital appreciation; no consideration is given to income	Medium capitalization common stocks	Up to 100	Between $1 billion and $10 billion

RCM Large-Cap Growth	Long-term capital appreciation	Large capitalization equity securities	45–85	$4 billion or more

RCM Mid-Cap	Long-term capital appreciation	Small to medium capitalization equity securities	85–125	Same as the Russell Midcap Growth Index

RCM Small-Cap Growth	Long-term capital appreciation	Smaller capitalization equity securities	75–150	Companies with market capitalizations at or below the highest market capitalization represented in either or both of the Russell 2000 Index and the S&P SmallCap 600 Index

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Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Growth Stock Funds

RCM Strategic Growth	Capital appreciation	Equity and equity-related instruments	40–150	All capitalizations

Income & Equity Funds

NACM Income & Growth	Total return comprised of current income, current gains and capital appreciation	Combination of common stocks and other equity securities, debt securities and convertible securities	100–300	All capitalizations

OCC Equity Premium Strategy	Long-term growth of capital and current income	Large capitalization common stocks; written call options	40–80	Greater than $5 billion

Value Stock Funds

NFJ All-Cap Value	Long-term growth of capital and income	Undervalued common stocks in a broad range of capitalizations	35–50	All capitalizations

NFJ Dividend Value	Long-term growth of capital and income	Income producing common stocks with potential for capital appreciation	40–60	Greater than $3.5 billion

NFJ Large-Cap Value	Long-term growth of capital and income	Undervalued large capitalization common stocks	40–60	Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

NFJ Mid-Cap Value	Long-term growth of capital and income	Undervalued medium capitalization common stocks	35–50	Bottom 800 of the 1,000 largest capitalization North American companies traded on U.S. securities markets

NFJ Small-Cap Value	Long-term growth of capital and income	Undervalued small capitalization common stocks	100–150	Between $100 million and $3.5 billion

OCC Renaissance	Long-term growth of capital and income	Undervalued stocks with improving business fundamentals	50–100	All capitalizations

International Stock Funds

NACM Emerging Markets Opportunities	Maximum long-term capital appreciation	Emerging market stocks	125–150	All capitalizations

NACM International	Maximum long-term capital appreciation	Companies located in the developed countries represented in the MSCI EAFE Index.	100–150	All capitalizations

NACM Pacific Rim	Long-term growth of capital	Equity securities of Pacific Rim companies	75–125	All capitalizations

NFJ International Value	Long-term growth of capital and income	Undervalued equity securities of non-U.S. companies with capitalizations greater than $1 billion	40–60	Greater than $1 billion

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Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
International Stock Funds

RCM International Growth Equity	Long-term capital appreciation	Equity securities of companies worldwide	50–115	In excess of $1 billion

Sector-Related Stock Funds

RCM Global Resources	Long-term capital appreciation	Equity securities of U.S. and non-U.S. natural resources companies	25–75	All capitalizations

RCM Technology	Long-term capital appreciation	Equity securities of U.S. and non-U.S. technology-related companies	30–120	Greater than $500 million

Global Stock Funds

NACM Global	Maximum long-term capital appreciation	Equity securities of U.S. and non-U.S. companies	75–125	All capitalizations

RCM Global Small-Cap	Long-term capital appreciation	Smaller capitalization equity securities	75–150	Same as the MSCI World Small-Cap Index

Allianz Multi-Strategy Trust Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Blend Stock Fund

RCM Disciplined Equity	Long-term capital appreciation	Equity securities of U.S. companies	50–80	Greater than $1.5 billion

Global Stock Fund

RCM All Horizons	Long-term capital appreciation	Equity securities of companies worldwide	25–45	All capitalizations

International Stock Fund

NACM International Growth	Maximize long-term capital appreciation	Equity securities of non-U.S. growth companies	50-100	All capitalizations

RCM International Opportunities	Long-term capital appreciation	Equity securities of non-U.S. companies	40–80	All capitalizations

Sector-Related Stock Funds

RCM Global EcoTrendsSM	Long-term growth of capital	Equity securities of companies worldwide with exposure to EcoEnergy, Pollution Control and/or Clean Water sectors	50–80	All capitalizations

RCM Global Water	Long-term capital appreciation	Equity securities of water-related companies worldwide	25–50	All capitalizations

Alternative Strategies

NACM Global Equity 130/30	Long-term capital appreciation	Long and short positions in equity securities of companies worldwide	60-130 long positions 40-70 short positions	All capitalizations

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Underlying Bond Funds

The investment objective of each Underlying Bond Fund (except as provided below) is to seek to realize maximum total return, consistent with preservation of capital and prudent investment management. The “total return” sought by most of the Underlying Bond Funds will consist of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The investment objective of PIMCO Real Return Fund is to seek to realize maximum real return, consistent with preservation of real capital and prudent investment management. “Real return” is a measure of the change in purchasing power of money invested in a particular investment after adjusting for inflation. The investment objective of each of PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. PIMCO Money Market Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so.

Fixed Income Instruments

“Fixed Income Instruments,” as used generally in this prospectus, includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);

•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

•	mortgage-backed and other asset-backed securities;

•	inflation-indexed bonds issued both by governments and corporations;

•	structured notes, including hybrid or “indexed” securities and event-linked bonds;

•	loan participations and assignments;

•	delayed funding loans and revolving credit facilities;

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;

•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, an Underlying Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than an Underlying Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Moody’s, S&P or Fitch. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by the PIMCO:

•	high quality

•	investment grade

•	below investment grade (“high yield securities” or “junk bonds”)

The following provides a concise description of the main investments of and other information relating to each Underlying Bond Fund. For more information about these Underlying Bond Funds, please see the Statement of Additional Information (including the summary descriptions of the Underlying Bond Funds contained therein) and the Underlying Bond Fund prospectuses for PIMCO Funds. These summaries are qualified in their entirety by reference to the prospectuses and Statement of Additional Information for PIMCO Funds, which is available free of charge by telephoning the Distributor at 1-800-498-5413.

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds

PIMCO Floating Income	Variable and floating-rate Fixed Income Instruments and their economic equivalents	1 year	Caa to Aaa; max 10% below B	No Limitation

PIMCO Low Duration	Short maturity Fixed Income Instruments	1–3 years	B to Aaa; max 10% below Baa	0–30%

PIMCO Low Duration II	Short maturity Fixed Income Instruments with quality and non-U.S. issuer restrictions	1–3 years	A to Aaa	0%

PIMCO Low Duration III	Short maturity Fixed Income Instruments with prohibitions on firms engaged in socially sensitive practices	1–3 years	B to Aaa; max 10% below Baa	0–30%

PIMCO Money Market	Money market instruments	90 days dollar- weighted average maturity	Min 95% Prime 1; 5% Prime 2	0%

PIMCO Short-Term	Money market instruments and short maturity Fixed Income Instruments	1 year	B to Aaa; max 10% below Baa	0–10%

Intermediate Duration Bond Funds

PIMCO High Yield	Higher-yielding Fixed Income Instruments	+/- 2 years of its benchmark	Caa to Aaa; min 80% below Baa subject to Max 5% Caa	0–20%

PIMCO Moderate Duration	Short and intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Total Return	Intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Total Return II	Intermediate maturity Fixed Income Instruments with quality, non-U.S. issuer restrictions	+/- 2 years of its benchmark	Baa to Aaa	0%

PIMCO Total Return III	Intermediate maturity Fixed Income Instruments with prohibitions on firms engaged in socially sensitive practices	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO GNMA	Short and intermediate maturity mortgage-related fixed income instruments issued by the Government National Mortgage Association	1–7 years	Baa to Aaa; max 10% below Aaa	0%

PIMCO Mortgage-Backed Securities(5)	Short and intermediate maturity mortgage-related Fixed Income Instruments	1–7 years	Baa to Aaa; max 10% below Aaa	0%

PIMCO Investment Grade Corporate Bond	Corporate fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Diversified Income	Investment grade corporate, high yield and emerging market Fixed Income Instruments	3–8 years	Max 10% below B	No Limitation

Income Fund

PIMCO Income	Broad range of Fixed Income Instruments	2-8 years	Caa to Aaa; max 50% below B	No limitation

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Absolute Return Fund

PIMCO Unconstrained Bond	Broad range of Fixed Income Instruments	(-3) to 8 years	Max 40% below Baa	No limitation

Long Duration Bond Funds

PIMCO Long-Term U.S. Government	Long-term maturity fixed income instruments	8 years	A to Aaa	0%

PIMCO Long Duration Total Return	Long-term maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

PIMCO Extended Duration	Long-term maturity Fixed Income Instruments	+/- 3 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

International Bond Funds

PIMCO Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	25–75%(3)

PIMCO Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	80%(3)

PIMCO Emerging Local Bond	Fixed Income Instruments denominated in currencies of non-U.S. countries	+/- 2 years of its benchmark	Max 15% below B	80%(3)

PIMCO Emerging Markets Bond	Emerging market Fixed Income Instruments	8 years	Max 15% below B	80%(3)

PIMCO Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	25–75%(3)

PIMCO Foreign Bond (Unhedged)	Intermediate maturity non-U.S. Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	80%(3)

PIMCO Developing Local Markets	Currencies or Fixed Income Instruments denominated in currencies of non-U.S. countries	8 years	Max 15% below B	80%(3)

PIMCO Global Advantage Fund	U.S. and non-U.S. fixed income instruments	8 years	Max 15% below B	No Limitation

Real Return Bond Funds

PIMCO Real Return	Inflation-indexed Fixed Income Instruments	+/- 3 years of its benchmark	B to Aaa; max 10% below Baa	0–30%

Real Return Bond Funds

PIMCO Commodity- RealReturn Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other Fixed Income Instruments	10 years	B to Aaa; max 10% below Baa	0–30%

PIMCO Real Return Asset	Inflation-indexed fixed income instruments	+/- 4 years of its benchmark	B to Aaa; max 20% below Baa	0–30%

PIMCO RealEstate- RealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other Fixed Income Instruments	10 years	B to Aaa; max 10% below Baa	0–30%

Tax-Exempt Bond Funds

PIMCO California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3-7 years	B to Aaa; max 10% below Baa	0%

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Tax-Exempt Bond Funds

PIMCO California Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal and California income tax)	3 years	Caa to Aaa; max 10% below Baa	0%

PIMCO High Yield Municipal Bond	Intermediate to long-term maturity high yield municipal securities (exempt from federal income tax)	4-11 years	No limitation	0%

PIMCO Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3–10 years	Ba to Aaa; max 10% below Baa	0%

PIMCO New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3-12 years	B to Aaa; max 10% below Baa	0%

PIMCO Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	3 years	Baa to Aaa	0%

Convertible Funds

PIMCO Convertible	Convertible securities	N/A	Max 20% below B	0–30%

Domestic Equity-Related Funds

PIMCO Fundamental Advantage Tax Efficient Strategy	Long exposure to Enhanced RAFITM 1000 hedged by short exposure to S&P 500 stock index, backed by a portfolio of Fixed Income Instruments, a substantial portion of which is comprised of high yield municipal securities	4-11 years	No limitation	No limitation

PIMCO Fundamental Advantage Total Return Strategy	Long exposure to Enhanced RAFITM 1000 hedged by short exposure to S&P 500 stock index, backed by a portfolio of Fixed Income Instruments	1-2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO Fundamental IndexPLUS™	Enhanced RAFITM 1000 derivatives backed by a portfolio of short-term Fixed Income Instruments	1 year	B to Aaa; max 10% below Baa	0–30%

Domestic Equity-Related Funds

PIMCO Fundamental IndexPLUS™ TR	Enhanced RAFITM 1000 derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO StocksPLUS® Total Return	S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

Small Cap StocksPLUS® TR	Russell 2000® Index derivatives backed by a diversified portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO StocksPLUS® TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%

PIMCO StocksPLUS®	S&P 500 stock index derivatives backed by a portfolio of short-term Fixed Income Instruments	1 year	B to Aaa; max 10% below Baa	0–30%

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PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
International Equity-Related Funds

PIMCO European StocksPLUS® TR Strategy	European equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy	Far Eastern (excluding Japan) equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged)	Non-U.S. equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO International StocksPLUS® TR Strategy (Unhedged)	Non-U.S. equity derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

PIMCO Japanese StocksPLUS® TR Strategy	Japanese equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond the LBAG(6)	B to Aaa; max 10% below Baa	0–30%(4)

(1)	As rated by Moody’s, S&P’s or Fitch, or if unrated, determined by Pacific Investment Management Company to be of comparable quality.
(2)

Each Underlying Bond Fund (except PIMCO Long-Term U.S. Government, PIMCO Total Return II, PIMCO Low Duration II, PIMCO Municipal Bond, PIMCO Short Duration Municipal Income and PIMCO StocksPLUS Municipal-Backed Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	Limitation with respect to the Underlying Fund’s fixed income investments. The Underlying Fund may invest without limit in equity securities denominated in non-U.S. currencies.
(5)	Effective July 31, 2007, the Underlying Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.
(6)

The Lehman Brothers U.S. Aggregate Index (“LBAG”) covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Each Underlying Bond Fund invests at least 65% (80% for some Underlying Bond Funds) of its assets in the following types of securities, which, unless provided above, may be issued by domestic or non-U.S. entities and denominated in U.S. dollars or other currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

Other Investment Practices of the Underlying Funds

In addition to purchasing the securities listed above under “Fund Focus” or “Main Investments,” some or all of the Underlying Funds may to varying extents: lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options (including uncovered, or “naked” options) on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in non-U.S. securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and the other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The Funds are indirectly subject to some or all of these risks to varying degrees because they invest primarily in the Underlying Funds. For further information concerning the investment practices of and risks associated with the Underlying Funds, please see “Investment Objectives and Policies” in the Statement of Additional Information, the Underlying Fund Summaries included in the Statement of Additional Information and the Underlying Fund prospectuses, which are available free of charge by telephoning the Distributor at 1-800-498-5413.

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Additional Underlying Funds

In addition to the Underlying Funds listed above, the Funds may invest in additional Underlying Funds, including those that may become available for investment in the future, at the discretion of the Sub-Adviser and without shareholder approval.

Management of the Funds

Investment Manager

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for the Funds. Subject to the supervision of the Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Manager is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Manager provides investment management and advisory services to open- end mutual funds and closed-end funds. The Manager is a wholly owned indirect subsidiary of Allianz and of Allianz SE, a publicly-traded European insurance and financial services company. As of [September 30, 2008], the Manager and its investment management affiliates had approximately $[    ] billion in assets under management.

The Manager may retain affiliates to provide various administrative and other services required by the Funds.

Sub-Adviser

Allianz Global Investors Solutions LLC (“AGI Solutions” or the “Sub-Adviser”) selects the Underlying Funds and other investments in which the Funds may invest and allocates the Funds’ assets among the Underlying Funds and other investments. AGI Solutions is located at 600 West Broadway, San Diego, CA 92101. As of [September 30, 2008], AGI Solutions had approximately $[    ] billion in assets under management. AGI Solutions provides advisory services to mutual funds and institutional accounts, and may also provide consulting and research services. Although many of the investment professionals and senior personnel at the Sub-Adviser have significant industry experience at other Allianz entities and elsewhere, the Sub-Adviser only recently registered as an investment adviser and, prior to the inception of the Funds, had not previously managed registered investment companies or other client accounts.

Paul Pietranico and Stephen Sexauer are the individuals at AGI Solutions primarily responsible for selecting and allocating the Funds’ assets among the Underlying Funds and other investments. The following provides information about Messrs Pietranico and Sexauer. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of the securities of the Funds.

Portfolio Managers	Since	Recent Professional Experience
Paul Pietranico	2008

Portfolio manager focused on manager selection (for multi-manager strategies) and portfolio construction since June 23, 2008. He joined Allianz Global Investors of America L.P. in June 2005 as director of the investment manager due diligence, risk analysis and performance reporting teams. Prior to that, he worked at the Center for Investment Research at Charles Schwab & Co. where he was a director of quantitative mutual fund research and portfolio construction. He worked on the quantitative research and modeling work for Schwab’s proprietary predictive rating system for open-ended mutual funds. He also spent a significant number of years working on research projects relating to Schwab’ investment advice offering including investment advice software tools for retirement planning, portfolio simulation, risk analysis, asset allocation and portfolio construction. He started his career at Schwab as a mutual fund due diligence analyst. Mr. Pietranico holds a BS in physics, an MA in philosophy of science and an MS in Engineering Economic Systems & Operations Research, each from Stanford University.

Stephen Sexauer	2008

Chief Investment Officer of AGI Solutions since June 23, 2008. From April 2007-June 2008, Mr. Sexauer was a Managing Director of Allianz Global Investors of America LLC and from May 2003-April 2004, he was a Managing Director and Portfolio Manager of Nicholas-Applegate Capital Management, LLC. Prior to that, he was a Portfolio Manager at Morgan Stanley Investment

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ePortfolio Managers	Since	Recent Professional Experience
Management from July 1989-March 2002. Mr. Sexauer worked at Salomon Brothers in Fixed Income sales from April 1988-June 1989 and in Technology Systems from November 1986-April 1988. Mr. Sexauer worked in Economic Consulting at Merrill Lynch Economics from June 1982-April 1985 and at Wharton Econometrics from June 1982-April 1985. Mr. Sexauer holds an MBA from the University of Chicago and a BS from the University of Illinois.

Management Fees

Each Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Advisers in return for their services.

In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.

The Funds commenced operations during the current fiscal year, and they have agreed to pay monthly management fees to the Manager at the following annual rates (stated as a percentage of average daily net assets):

Fund	Management Fees
Allianz Wealth Management Plus Retirement Fund	0.75%
Allianz Wealth Management Plus 2015 Fund	0.80%
Allianz Wealth Management Plus 2020 Fund	0.80%
Allianz Wealth Management Plus 2030 Fund	0.85%
Allianz Wealth Management Plus 2040 Fund	0.85%
Allianz Wealth Management Plus 2050 Fund	0.85%

A discussion regarding the basis for the approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and each Fund, and the sub-advisory agreement between Allianz Global Fund Management and AGI Solutions with respect to the Funds will be available in the semi-annual report to shareholders for the fiscal period ending May 31, 2009.

For each Fund, the Manager has contractually agreed to waive a portion of its Management Fee with respect to Fund assets that are attributable to investments in Underlying Funds, such that the unwaived fee amount paid with respect to such assets equals 0.15% of the portion of the average daily net assets of the Fund attributable to investments in Underlying Funds. This waiver may not be terminated by the Manager and will remain in effect for as long as the Manager manages the Fund, unless it is sooner terminated or adjusted by the Board of Trustees. Similarly, the Manager has contractually agreed to waive, through at least December 31, 2009, an additional portion of its Management Fee with respect to Fund assets that are attributable to investments in Other Acquired Funds, such that the unwaived fee amount paid with respect to such assets equals 0.15% of the portion of the average daily net assets of the Fund attributable to investments in Other Acquired Funds. Notwithstanding the foregoing, the Manager will continue to receive its full Management Fee (subject to any additional waivers such as set forth below) on assets invested in direct investments other than Underlying Funds or Other Acquired Funds.

In addition, the Manager has contractually agreed, for the Fund’s initial fiscal year ending November 30, 2009, to waive its Management fee, or reimburse the Fund, to the extent that the Total Annual Fund Operating Expenses (prior to the application of the additional fee waiver described above) including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed [    ]% and [    ]% of the Fund’s average net assets attributable to Institutional Class and Administrative Class shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

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Underlying Fund Expenses

The expenses associated with investing in a “fund of funds,” such as the Funds, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level.

The Fund are structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

•	The Funds’ management fees payable to the Manager are reduced (as described above) to offset certain fees payable by Underlying Funds.

•	The Funds invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following tables summarize the annual expenses borne by Institutional Class shareholders of the Underlying Funds (based on expenses incurred during the most recent fiscal year, unless otherwise indicated). Because the Funds invests in Institutional Class shares of the Underlying Funds, shareholders of the Funds indirectly bear a proportionate share of these expenses, depending upon how the Funds’ assets are allocated from time to time among the Underlying Funds. See “Fees and Expenses of the Fund” in the Fund Summary above.

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees		Administrative Fees		Other Expenses(1)		Total Fund Operating Expenses
CCM Capital Appreciation	0.45		[ ]		[ ]		[ ]
CCM Emerging Companies	1.25	(2)	[ ]		[ ]		[ ]
CCM Focused Growth	0.45		[ ]		[ ]		[ ]
CCM Mid-Cap	0.45		[ ]		[ ]		[ ]
NACM Emerging Markets Opportunities	0.90		[ ]		[ ]		[ ]	(3)
NACM Global	0.70		[ ]		[ ]		[ ]
NACM Growth	0.50		[ ]		[ ]		[ ]
NACM Income & Growth	0.65		[ ]		[ ]	(4)	[	](3)
NACM International	0.60		[ ]		[ ]		[ ]
NACM International Growth	[ ]		[ ]		[ ]		[ ]
NACM Mid-Cap Growth	0.65		[ ]		[ ]	(4)	[ ]	(3)
NACM Pacific Rim	0.90		[ ]		[ ]		[ ]
NFJ All-Cap Value	0.65		[ ]		[ ]		[ ]
NFJ Dividend Value	0.45	(5)	[ ]		[ ]		[ ]
NFJ International Value	0.60		[ ]		[ ]		[ ]
NFJ Large-Cap Value	0.45		[ ]		[ ]		[ ]
NFJ Mid-Cap Value	0.60		[ ]		[ ]		[ ]	(3)
NFJ Small-Cap Value	0.59	(6)	[ ]		[ ]		[ ]
OCC Equity Premium Strategy	0.60		[ ]		[ ]		[ ]
OCC Growth	0.50		[ ]		[ ]		[ ]
OCC Opportunity	0.65		[ ]		[ ]		[ ]
OCC Renaissance	0.60	(7)	[ ]		[ ]		[ ]
OCC Target	0.55		[ ]		[ ]		[ ]
RCM Global Resources	0.70		[ ]		[ ]		[ ]
RCM Global Small-Cap	1.00		[ ]		[ ]		[ ]
RCM International Growth Equity	0.50%		[ ]	%	[ ]	%	[ ]	%

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Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees	Administrative Fees	Other Expenses(1)	Total Fund Operating Expenses
RCM Large-Cap Growth	0.45	[ ]	[ ]	[ ]
RCM Mid-Cap	0.47	[ ]	[ ]	[ ]
RCM Small-Cap Growth	0.85	[ ]	[ ]	[ ]
RCM Strategic Growth	1.00	[ ]	[ ]	[ ]
RCM Technology	0.90	[ ]	[ ]	[ ]
PIMCO California Intermediate Municipal Bond	0.23	0.22	0.00	0.45
PIMCO California Short Duration Municipal Bond	0.20	0.15	0.00	0.35
PIMCO CommodityRealReturn Strategy	0.49	0.25	0.01	0/75
PIMCO Convertible	0.40	0.25	0.11	0.76
PIMCO Developing Local Markets	0.45	0.40	0.00	0.85
PIMCO Diversified Income	0.45	0.30	0.08	0.83
PIMCO Emerging Local Bond	0.45	0.40	0.00	0.85
PIMCO Emerging Markets Bond	0.45	0.40	0.00	0.85
PIMCO European StocksPLUS® TR Strategy	0.45	0.30	0.78	1.53
PIMCO Extended Duration	0.25	0.25	0.00	0.50
PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy	0.45	0.30	0.77	1.52
PIMCO Floating Income	0.30	0.25	0.01	0.56
PIMCO Foreign Bond (U.S. Dollar-Hedged)	0.25	0.25	0.38	0.88
PIMCO Foreign Bond (Unhedged)	0.25	0.25	0.31	0.81
PIMCO Fundamental Advantage Tax Efficient Strategy	0.64	0.25	0.00	0.89
PIMCO Fundamental Advantage Total Return Strategy	0.64	0.25	0.00	0.89
PIMCO Fundamental IndexPLUS™	0.45	0.25	0.00	0.70
PIMCO Fundamental IndexPLUS™ TR	0.54	0.25	0.00	0.79
PIMCO Global Bond (U.S. Dollar-Hedged)	0.25	0.30	0.47	1.02
PIMCO Global Bond (Unhedged)	0.25	0.30	0.29	0.84
PIMCO GNMA	0.25	0.25	0.45	0.95

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Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees	Administrative Fees	Other Expenses(1)	Total Fund Operating Expenses
PIMCO High Yield	0.25	0.25	0.01	0.51
PIMCO High Yield Municipal Bond	0.30	0.25	0.00	0.55
PIMCO Income	0.25	0.20	1.04	1.49
PIMCO Int’l StocksPLUS® TR Strategy (U.S. Dollar Hedged)	0.45	0.30	0.76	1.51
PIMCO Int’l StocksPLUS® TR Strategy (Unhedged)	0.39	0.25	0.64	1.28
PIMCO Investment Grade Corporate Bond	0.25	0.25	0.07	0.57
PIMCO Japanese StocksPLUS® TR Strategy	0.45	0.30	0.68	1.43
PIMCO Long Duration Total Return	0.25	0.25	0.00	0.50
PIMCO Long Term U.S. Government	0.23	0.25	0.00	0.48
PIMCO Low Duration	0.25	0.18	0.00	0.43
PIMCO Low Duration II	0.25	0.25	0.01	0.51
PIMCO Low Duration III	0.25%	0.25%	0.04%	0.54%
PIMCO Moderate Duration	0.25	0.20	0.00	0.45
PIMCO Money Market	0.12	0.20	0.00	0.32
PIMCO Mortgage-Backed Securities(8)	0.25%	0.25%	0.70%	1.20%
PIMCO Municipal Bond	0.23	0.24	0.08	0.55
PIMCO New York Municipal Bond	0.23	0.22	0.00	0.45
PIMCO Real Return Asset	0.35	0.25	0.01	0.61
PIMCO Real Return	0.25	0.20	0.00	0.45
PIMCO RealEstate-RealReturn Strategy	0.49	0.25	0.00	0.74
PIMCO Short Duration Municipal Income	0.20	0.15	0.00	0.35
PIMCO Short-Term	0.25	0.20	0.01	0.46
PIMCO Small Cap StocksPLUS® TR	0.44	0.25	0.00	0.69
PIMCO StocksPLUS®	0.25	0.25	0.09	0.59
PIMCO StocksPLUS® Long Duration	0.35	0.24	0.02	0.61
PIMCO StocksPLUS® Total Return	0.39	0.25	0.00	0.64
PIMCO StocksPLUS® TR Short Strategy	0.44	0.25	0.00	0.69

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Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s

Institutional Class shares):

Underlying Fund	Advisory Fees	Administrative Fees	Other Expenses(1)	Total Fund Operating Expenses
PIMCO Total Return	0.25	0.18	0.06	0.49
PIMCO Total Return II	0.25	0.25	0.32	0.82
PIMCO Total Return III	0.25	0.25	0.25	0.75
PIMCO Unconstrained Bond	0.60	0.30	0.02	0.92

(1)	Other Expenses includes expenses (e.g., organizational expenses, interest expenses and pro rata trustee fees) attributable to the Institutional Class shares of the Underlying Funds. For certain Underlying Funds in their initial fiscal year, Other Expenses are based on estimated amounts.
(2)	Effective January 1, 2008, the Underlying Fund’s Advisory Fee was reduced by 0.05% to 1.20%. In addition, effective July 1, 2008, the Underlying Fund’s Advisory Fee will be further reduced by 0.05% to 1.15%. These Advisory Fee reductions will continue until at least December 31, 2008.
(3)	The Advisory Fee for the Underlying Fund does not reflect a voluntary fee waiver of .05% currently in effect. While the fee waiver is in effect, the actual Advisory Fee will be ..55%.
(4)	Based upon estimated amounts for the Underlying Fund’s initial fiscal year ending June 30, 2008.
(5)	Effective January 1, 2008, the Underlying Fund’s Advisory Fee became subject to a reduction of 0.025% on assets in excess of $7.5 billion and an additional 0.025% on assets in excess of $10 billion, each based on the Underlying Fund’s average daily net assets.
(6)	The CommodityRealReturn Strategy Fund’s subsidiary (the “Subsidiary”) has entered into a separate contract with PIMCO for the Management of the subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and the administration fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Underlying Fund in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary (as described above). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.
(7)	Effective January 1, 2007, the Underlying Fund’s advisory fee became subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Underlying Fund’s average daily net assets.
(8)	Effective July 31, 2007, the Underlying Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.

	Annual Underlying Fund Expenses (Based on the average daily net assets attributable to a Fund’s Institutional Class shares):

Underlying Fund	Management Fees(1)	Other Expenses(2)		Total Fund Operating Expenses
NACM Global Equity 130/30	1.10%	1.25	%(3)	2.35	%(5)
NACM International Growth	0.85%	1.35%		1.20	%(6)
RCM All Horizons	0.95%	0.35	%(3)	1.30	%(5)
RCM Disciplined Equity	0.70%	0.28	%(3)	0.98	%(5)
RCM Global EcoTrendsSM	1.00%	0.30	%(3)	1.30	%(5)
RCM Global Water	0.95%	0.30	%(3)	1.25	%(5)
RCM International Opportunities	0.85%	0.35	%(3)	1.20	%(5)

(1)

While the Allianz Funds and PIMCO Funds have an advisory fee and administrative fee, Allianz Multi-Strategy Funds have a combined Management Fee, which is paid by an Underlying Fund to Allianz Global Fund Management in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

(2)

Other Expenses includes expenses (e.g., interest expenses and pro rata trustee fees) attributable to the Institutional Class shares of the Underlying Funds. For certain Underlying Funds in their initial fiscal year, Other Expenses are based on estimated amounts.

(3)	Based upon estimated amounts for the Underlying Fund’s initial fiscal year ending November 30, 2008.
(4)	Based upon estimated amounts for the Underlying Fund’s initial fiscal year ending November 30, 2009.
(5)	Total Annual Fund Operating Expenses do not include organizational expenses, all of which were or would be incurred during the Underlying Fund’s initial fiscal year.
(6)

Reflects the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses, exceed 1.20% during the Fund’s initial fiscal year.

Potential Conflicts of Interest

The Sub-Adviser has broad discretion to allocate and reallocate the Funds’ assets among the Underlying Funds consistent with the Funds’ investment objectives and policies and asset allocation targets and ranges. Although the Funds do not pay an investment advisory fee for the asset allocation services, Sub-Adviser does receive a fee from the Manager (as described below), and both the Manager and the Sub-Adviser indirectly receive fees (including investment advisory and administrative fees) from the Underlying Funds in which the Funds invest. In this regard, the Manager and the Sub-Adviser may have an incentive to invest the Funds’ assets in

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Underlying Funds they manage or sub-advise, as the case may be. Similarly, the Manager has a financial incentive for the Funds’ assets to be invested in Underlying Funds with higher fees than other Underlying Funds, even if it believes that alternate investments would better serve the Funds’ investment program. Additionally, because the Manager has agreed to waive part of its Management Fee with respect to assets invested in Underlying Funds, the Manager may have an incentive to maximize direct investment outside of Underlying Funds. However, this fee waiver is intended to address the potential conflict of interest as to the incentive of the Manager and Sub-Adviser to invest the Funds’ assets in Underlying Funds they manage or sub-advise. The Sub-Adviser and the Manager are legally obligated to disregard those incentives in making asset allocation decisions for the Funds. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the Underlying Funds of the Trust.

Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Manager. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, the Fund, various Underlying Funds and other affiliated investment companies, the Fund’s and the Underlying Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by shareholders of the Fund and the Underlying Funds.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund and the Underlying Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Fund and the Underlying Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund and the Underlying Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds and the Underlying Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-adviser to perform their respective contracts with respect to the Funds and the Underlying Funds.

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Investment Options—Institutional Class and Administrative Class Shares

The Manager does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares, except that a Redemption Fee of 2.00% may apply to shares that are redeemed or exchanged within the applicable Holding Period. See “Purchases, Redemptions and Exchanges—Redemption Fees” below.

Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

•

Service and Distribution (12b-1) Fees—Administrative Class Shares. The Manager has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund that offers Administrative Class shares. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to [0.25]% of the Fund’s average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund’s Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

•

Arrangements with Service Agents. Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Manager on behalf of their customers. The Trust pays service and/or distribution fees with respect to Administrative Class shares to such entities. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

•

Payments to Financial Firms. Some or all of the service and distribution fees imposed on Administrative Class shares and described above are paid to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

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The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.[10]% of such year’s fund sales by that financial firm and (b) [0.06]% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and [0.03]% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. Currently, the payments described in this paragraph are generally not made with respect to Administrative Class or Institutional Class shares. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolios, the Funds, the Manager and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions. For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Management of the Funds—Management Fees” above.

Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge or other fee.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders. Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

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Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of the Manager and its affiliates.

The Manager and Distributor may waive the minimum initial investment for other categories of investors at their discretion.

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Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Manager’s transfer agent, Boston Financial Data Services, Inc. (the “Transfer Agent”), prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Manager is open for business, together with payment made in one of the ways described below, will be effected at that day’s net asset value (“NAV”). An order received after that valuation time will be effected at the NAV determined on the next day the Manager is open for business.

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However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the valuation time and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Manager is “open for business” on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Manager is open for business.

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Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to Boston Financial Data Services, Inc., P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Boston Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). A Client Registration Application may be obtained by calling 1-800-498-5413. Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, Allianz Multi-Strategy Trust Funds, c/o BFDS, 330 West 9th Street, 5th Floor, KansasCity, Missouri 64105. Before wiring federal funds, the investor must telephone the Manager at [1-800-498-5413] to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Manager or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Manager on behalf of their customers.

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Additional Investments. An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Manager and wiring federal funds to the Transfer Agent as outlined above.

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Other Purchase Information. Purchases of a Fund’s Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Manager and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Manager.

An investor should invest in the Funds for long-term investment purposes only. The Manager and the Sub-Adviser each reserves the right to refuse purchases if, in the judgment of the Manager or the Sub-Adviser, the purchases would adversely affect a Fund and its shareholders. In particular, the Manager and the Sub-Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Institutional Class and Administrative Class shares of the Funds may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor’s state of residence. Shares of the Funds may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Manager, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if the Adviser or the Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

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Retirement Plans. Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

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Redemption Fees Investors in Institutional Class and Administrative Class shares of a Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable contingent deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 7 days after their acquisition, including shares acquired through exchanges. The Redemption Fees discussed above are effective for shares acquired (including shares acquired through exchange).

When calculating the Redemption Fee, shares that are not subject to a Redemption Fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 7-day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Manager or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard. Investors in Institutional Class and Administrative Class shares of a Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable contingent deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 7 days after their acquisition, including shares acquired through exchanges. The Redemption Fees discussed above are effective for shares acquired (including shares acquired through exchange).

When calculating the Redemption Fee, shares that are not subject to a Redemption Fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 7-day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Manager or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

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The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee. The Funds may be limited in their ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for a Fund to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully reduce or eliminate excessive short-term trading in shares of the Fund, or fully insulate Fund shareholders from associated costs or other dilution of the value of Fund shares. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Funds may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.”

Waivers of Redemption Fees. The Funds have elected not to impose the Redemption Fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

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redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant- directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in a Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Manager or its affiliates; and

•	otherwise as the Manager or the Trust may determine in their sole discretion.

Additionally, no Redemption Fee applies to a redemption of shares of any class of shares of a Fund where the entirety of the proceeds of such redemption is immediately invested in another share class of the Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

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Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

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Redemptions by Mail. An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to Boston Financial Data Services, Inc., P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Boston Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Manager’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

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Redemptions by Telephone or Other Wire Communication. An investor who elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Manager at [1-800-498-5413], by sending a facsimile to [1-816-218-1594], by sending an e-mail to [allianzfunds@bfdsmidwest.com] or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes Allianz Global Fund Management and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Allianz Global Fund Management or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Allianz Global Fund Management or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Manager or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

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Other Redemption Information. Subject to any applicable Redemption Fees, redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Manager or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Manager is open for business, will receive that day’s NAV. A redemption request received on or after that time becomes effective on the next business day.

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Unless eligible for a waiver, shareholders of the Funds who redeem their shares within the Holding Period will pay a Redemption Fee of 2.00% of the NAV of the shares redeemed. See “Redemption Fees” above.

Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven calendar days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Manager may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Manager’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Manager reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Manager may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange Privilege

Except as provided below or in the applicable Funds’ or series prospectus(es), an investor may exchange Institutional Class or Administrative Class shares of a Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs (subject to any applicable redemption fees) of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-498-5413. An investor may also exchange shares of a Fund for shares of the same class of a series of Allianz Funds or PIMCO Funds, subject to any restrictions on exchanges set forth in the applicable series’ prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting the Manager.

Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Funds within the Holding Period will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” above.

An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

The Manager and the Sub-Adviser each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Manager or the Sub-Adviser, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” below. Although the Manager has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. The Manager reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 60 days prior notice whenever it is reasonably able to do so. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the

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Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Underlying Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Underlying Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Underlying Funds’ non-U.S. portfolio securities and the determination of such Underlying Funds’ (and the Funds’) net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Underlying Funds’ potential investment in securities of smaller capitalization companies, high-yield securities and securities of issuers located in emerging markets, that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of a Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of a Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” above for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Fund to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

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4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-498-5413. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

How Fund Shares Are Priced

The net asset value per share (“NAV”) of a Fund’s Institutional Class and Administrative Class shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. The assets of each Fund consist predominantly of shares of the Underlying Funds and other investments, which are valued at their respective NAVs. Fund and Underlying Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees of the Funds or an Underlying Stock Fund may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating the NAV of a Fund’s shares, the Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments may be determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments by the Funds and the Underlying Funds having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), a Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees of the Fund (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Funds may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The use of fair value pricing by Funds may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those

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securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of the Funds’ shares, and NAV of the Fund’s shares, may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and NAV of the Funds’ shares, and NAV of the Fund’s shares, may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund. The calculation of the Funds’ and the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by a Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the distribution fees applicable to Administrative Class shares. The Funds intend to declare and distribute income dividends to shareholders of record quarterly. The amounts of the Funds’ income distributions to shareholders are expected to vary with market fluctuations and the rate or size of the Underlying Funds’ distributions.

In addition, each the Retirement Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually, while the 2015 Fund, 2020 Fund, 2030 Fund, 2040 Fund and 2050 Fund distributes any net capital gains to shareholders no less frequently than quarterly. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

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Invest all distributions in shares of the same class of another series of the Trust, Allianz Funds or PIMCO Funds which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1- 800-426-0107.

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Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1- 800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker or call the Distributor at 1-800-498-5413.

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Tax Consequences

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to U.S. federal income tax at the fund level on income and gains that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Taxes on Fund Distributions

If you are a shareholder subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) that are properly designated by a Fund as capital gains dividends (“Capital Gain Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of net short-term capital gains in excess of net long-term capital losses generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s current and accumulated earnings and profits, in which case the excess generally would be treated as a return of capital, which would reduce your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a regulated investment company as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. If a Fund receives dividends from an Underlying Fund that the Underlying Fund has designated as qualified dividend income, then the Fund is permitted in turn to designate a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the Underlying Fund.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

The Funds’ use of a fund of funds structure could affect the amount, timing and character of distributions from the Funds, and, therefore, could increase the amount of taxes payable by shareholders. See “Taxation—Distributions” in the Statement of Additional Information.

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Taxes When You Sell (Redeem) or Exchange Your Shares of a Fund. Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders. When you exchange shares of a Fund for shares of another series of the Trust, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

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Redemption by a Fund of Underlying Fund Shares. Depending on a Fund’s percentage ownership in an Underlying Fund before and after a redemption of Underlying Fund shares, the Fund’s redemption of shares of such Underlying Fund may cause the Fund to be treated as receiving a dividend on the full amount of the distribution instead of receiving capital gain income on the shares of the Underlying Fund. This would be the case where a Fund holds a significant interest in an Underlying Fund and redeems only a relatively small portion of such interest. This could cause you to recognize higher amounts of ordinary income than if you had held the shares of the Underlying Funds directly. In addition, in certain circumstances, the “wash sale” rules may apply to a Fund’s sale of Underlying Fund shares that have generated losses.

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A Note on Non-U.S. Investments. Investments by a Fund or an Underlying Fund in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You will not be able to claim a credit or deduction with respect to foreign taxes. In addition, a Fund or an Underlying Fund’s investment in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate recognition of ordinary income and may affect the timing or amount of distributions.

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Backup Withholding. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income or who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter.

This section summarizes some of the U.S. federal income tax consequences to U.S. persons of investing in the Funds; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of non-U.S. federal, state and local income tax laws. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Manager, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

        Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund’s portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio managers have placed on it.

        Companies that a Fund’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources,

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more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

        Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings	Securities purchased in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of any IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities	The Sub-Adviser defines non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). The Sub-Adviser expects that the Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, the Funds may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when the Sub-Advisers believe that such securities are not publicly traded either in the U.S. or non-U.S. markets.

        Each Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. ADRs, EDRs and GDRs are considered by the Funds to be types of equity securities.

        Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for a Fund that invests in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign currency

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exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. See “Foreign Currencies” below.

Emerging Market Securities	Each Fund may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Countries with “emerging market” economies are those with securities markets that are, in the opinion of the Sub-Advisers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Funds with percentage limitations on investments in emerging market securities calculate those limitations by defining “emerging market securities” as securities issued by companies organized or headquartered in emerging market countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

        Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

        Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

        Foreign Currency Transactions. The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A Fund may also invest in a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase Fund exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all

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circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

        In addition, to the extent that a Fund engages in foreign currency transactions, it will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Derivatives	Each Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Advisers may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

        Examples of derivative instruments that a Fund may buy, sell or otherwise utilize include, among others, call and put option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements with respect to, among other underliers, securities, indices, interest rates and currencies. A description of these and other derivative instruments that a Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

        A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by a Fund.

        Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

        Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

        Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

        Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a Fund will segregate assets determined to be liquid by the Manager or the Sub-Advisers in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be increased by the writing of uncovered or “naked” options.

        Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

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        Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If the Sub-Advisers incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may accelerate and/or increase the amount of taxes payable by shareholders. Derivative instruments are also subject to the risk of ambiguous documentation.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Related Instruments	Each Fund may invest in equity-related instruments. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “—Common Stocks and Other Equity Securities” above. To the extent that a Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, a Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income instruments, cash and cash equivalents. The Funds may not achieve their investment objectives when they do so. The Funds may maintain a portion of their assets in high-quality fixed income instruments, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Instruments	As used in this Prospectus, the term “fixed income instruments” includes, but is not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Funds may invest in derivatives based on fixed income instruments

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        Fixed income instruments are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income instruments are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income instruments can be expected to decline. Fixed income instruments with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities	Securities rated below investment grade, i.e., lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Ratings Services (“S&P”), or unrated securities determined by the Sub-Advisers to be of comparable quality, are sometimes referred to as “high yield” securities or “junk bonds.” Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income instruments. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income instruments rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to each Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities	The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s and S&P. Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income instruments, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income instruments by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Funds will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager and the Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

        The Funds may purchase unrated securities (which are not rated by a rating agency) if their Sub-Advisers determine that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that

53

the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income instruments. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities	Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

Convertible Securities	Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income instruments of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

        Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Each Fund may lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Funds’ assets. The Funds do not currently have a program in place pursuant to which they may lend portfolio securities. However, they may establish such a program in the future. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

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Short Sales	A Fund may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until the Fund replaces a borrowed security, the Fund is required to maintain during the period of the short sale the short sales proceeds that the broker holds and any additional assets the lending broker requires as collateral. The Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

        Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A fund may engage in short sales which are not “against the box,” which involve additional risks. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that a Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which a Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings will create leveraging risk for a Fund. In addition, to the extent

55

permitted by and subject to applicable law or SEC exemptive relief, a Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Illiquid Securities	Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Advisers may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Real Estate Investment Trusts	The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

        To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent that a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies	Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of a Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, a Fund may invest in shares of investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed net of short-term and net long-term capital losses to

56

shareholders who are individuals) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the funds’ previous and current investment objectives and policies and portfolio management strategies.

Changes in Investment Objectives and Policies	The investment objective of each of the Funds described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, the Funds may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. None of the Funds has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller- Sized Funds	The Funds are newly formed and therefore have little or no performance history for investors to evaluate. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ relatively small size, have a disproportionate impact on the Funds’ performance results.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants, derivatives or other structured products.

Other Investments and Techniques	The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Manager or a Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities.

Portfolio Holdings	The Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities, together with additional information about portfolio holdings disclosure, are available in the Trust’s Statement of Additional Information. In addition, the Manager will post each Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

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Financial Highlights

Because the Fund has recently commenced operations, financial highlights are not available.

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Allianz Funds Multi-Strategy Trust

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes.

The SAI includes the Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-498-5413, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may also contact your financial service firm for additional information.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act of 1940, which is 811-22167.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

File No. 811-22167

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Allianz Multi-Strategy Funds	INVESTMENT MANAGER

Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISER Allianz Global Investors Solutions LLC, 600 West Broadway, San Diego, CA 92101

CUSTODIAN State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105

TRANSFER AGENT Boston Financial Data Services, Inc., 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM [ ]

LEGAL COUNSEL Ropes & Gray LLP, One International Place, Boston, MA 02110

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Allianz Multi-Strategy Funds Prospectus

Allianz NACM International Growth Fund

December [    ], 2008

Share Class R

This prospectus describes the Allianz NACM International Growth Fund, a mutual fund offered by Allianz Funds Multi-Strategy Trust (the “Trust”). The Fund provides access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and its investment management affiliate, Nicholas-Applegate Capital Management LLC (“NACM”). As of September 30, 2008, Allianz Global Fund Management and its investment management affiliates managed approximately $[    ] billion.

The Prospectus explains what you should know about the Fund before you invest. Please read it carefully. It is possible to lose money on investments in the Fund. The fact that the Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus        1

Allianz NACM International Growth Fund	Ticker Symbol: [ ] (Class R)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of non-U.S. companies	Approximate Primary Capitalization Range All capitalizations

	Fund Category International Growth Stocks	Approximate Number of Holdings 50-100	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of companies located in countries outside of the United States with above average earnings growth and positioned in strong growth areas. The Fund normally invests at least 75% of its assets in equity securities. The Fund intends to allocate its investments among a number of different countries, ordinarily in more than 10 countries outside of the United States, and will normally invest at least 80% of its assets in non-U.S. securities. The Fund will normally focus its investments in developed non-U.S. countries, but reserves the flexibility to invest in emerging market securities as well. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may also invest in initial public offerings (IPOs).

The portfolio managers focus on a bottom-up, growth-oriented analysis of the financial conditions and competitiveness of individual companies worldwide, and allocate the Fund’s assets among countries that they expect to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes, or when a more attractive investment candidate is available. The portfolio managers expect a high portfolio turnover rate, which may be 200% or more.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk	• Credit Risk	• Leveraging Risk
• Issuer Risk	• Currency Risk	• Liquidity Risk
• Equity Securities Risk	• Derivatives Risk	• Management Risk
• Non-U.S. Investment Risk	• Focused Investment Risk	• Smaller Company Risk
• Emerging Markets Risk	• IPO Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The Fund reorganized on [            ], 2009, when the Nicholas-Applegate International Growth Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares based on historic performance of the NACM Fund’s Class R shares prior to the reorganization noted above, adjusted to reflect the distribution and/or service (12b-1) fees, management fees and other expenses of the Fund’s Class R shares. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future

2        Allianz Funds

Allianz NACM International Growth Fund (continued)

Calendar Year Total Returns —Class R Shares	More Recent Return Information

1/1/08 –9/30/08 [ ]%

[To be added - Bar chart showing International Growth Fund Class R Returns]	Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest (9/30/99-12/31/99) [ ]%

Lowest (6/30/02-9/30/02) -[ ]%

Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended [12/31/07])

	1 Year		5 Year		10 Year		Fund Inception (12/27/96)(4)
Class R — Before Taxes(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class R — After Taxes on Distributions(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class R — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
MSCI EAFE Index(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Lipper International Multi-Cap Growth Funds Average(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Morgan Stanley Capital International Europe Australasia Far East (“MSCI EAFE”) Index is a widely recognized, unmanaged index of issuers located in the countries of Europe, Australia and the Far East. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper International Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges and have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. It does not take into consideration sales charges.

(4)	The NACM Fund began operations on 12/27/96. Index comparisons begin on [12/31/96].

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)	Net Annual Fund Operating Expenses(3)
Class R	0.85%	0.50%	1.47%	2.82%	1.00%	1.82%

(1)

Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority (“FINRA,” which was formerly the National Association of Securities Dealers, Inc.).

(2)	Other Expenses include 1.00% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending November 30, 2009.
(3)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.82% for Class R shares during the Fund’s initial fiscal year ending November 30, 2009 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class R shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Share Class	Year 1			Year 3			Year 5			Year 10
Class R	$	[	]	$	[	]	$	[	]	$	[	]

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus        3

Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified in the Fund Summary and are summarized alphabetically in this section. The Fund may be subject to additional principal risks and risks other than those described below or in its Fund Summary because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money on an investment in the Fund.

Credit Risk

The Fund could lose money if the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral if the Fund engages in securities lending), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk

To the extent that the Fund invests directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund’s use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Fund may (but is not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Fund may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent that the Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. The Fund could lose more than the principal amount invested in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk

To the extent that the Fund invests in non-U.S. securities, it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk if it invests in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in

4        Allianz Multi-Strategy Funds

financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. The Fund also considers depositary receipts to be types of equity securities.

The Fund may invest in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth (growth securities) and may also invest in equity securities of companies that its portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Diversified funds, such as the Fund, that invest in a relatively small number of issuers are subject to similar risks. In addition, the Fund may be subject to increased risk to the extent it focuses investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, to the extent the Fund focuses investments in a certain type of issuer it is particularly vulnerable to events affecting such type of issuer. Also, the Fund may have greater risk to the extent that it invests a substantial portion of its assets in a group of industries (or “sectors”). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

IPO Risk

Securities purchased in initial public offerings (IPOs) are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of any IPOs on the Fund’s performance will generally decrease.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of derivatives, short sales, reverse repurchase agreements, and when-issued, delayed-delivery and forward commitment transactions. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Fund’s investment returns, resulting in greater losses.

Liquidity Risk

The Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve the purchase of securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Prospectus        5

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. A principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs (e.g., rising oil prices) and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk

To the extent that the Fund invests in non-U.S. securities it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in non-U.S. securities. To the extent that the Fund invests a significant portion of its assets in a particular currency or a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. For example, to the extent the Fund may invest a substantial amount of assets in particular countries, the Fund may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to the Fund’s investment in non-U.S. securities. See “Tax Consequences.”

Smaller Company Risk

The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk

A change in the securities held by the Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the Fund’s after-tax returns. The trading costs and possible tax effects associated with portfolio turnover would adversely affect the Fund’s performance and after-tax returns to investors.

Additional Risks of Investing in the Fund

It is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Fund’s performance results.

Management of the Fund

Investment Manager

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for the Fund. Subject to the supervision of the Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

        The Manager is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Manager provides investment management and advisory services to open-end mutual funds and closed-end funds. The Manager is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of September 30, 2008, the Manager and its investment management affiliates had approximately $[    ] billion in assets under management.

The Manager has retained Nicholas-Applegate Capital Management LLC (“NACM” or the “Sub-Adviser”) to manage the Fund’s investments. See “Sub-Adviser” below. The Manager may retain affiliates to provide various administrative and other services required by the Fund.

Management Fees

The Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other

6        Allianz Multi-Strategy Funds

administrative matters. During the Fund’s initial fiscal year ending November 30, 2009, the Fund will pay monthly management fees to the Manager at the annual rate of 0.85% of the Fund’s average daily net assets The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Adviser in return for its services.

In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.

A discussion regarding the basis for the approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and the Fund and the sub-advisory agreement between Allianz Global Fund Management and NACM will be available in the semi-annual report to shareholders for the period ending May 31, 2009.

Sub-Adviser

The Sub-Adviser has full investment discretion and responsibility for all determinations with respect to the investment of the Fund’s assets, subject to the general supervision of the Manager and the Board of Trustees. The following provides additional information about the Sub-Adviser and the individual portfolio managers who have primary responsibility for managing the Fund’s investments. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Fund(s) they manage.

Organized in 1984, Nicholas-Applegate provides advisory services primarily to mutual funds, closed-end funds and institutional accounts. NACM is located at 600 West Broadway, San Diego, CA 92101. As of March 31, 2008, Nicholas-Applegate had approximately $13.1 billion in assets under management.

The individuals at Nicholas-Applegate listed below have primary responsibility for the day-to-day management of the Fund:

Portfolio Manager	Since	Recent Professional Experience
Horacio A. Valeiras, CFA	2002	Mr. Valeiras is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000, Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

Pedro V. Marcal	2006	Senior Vice President, Asset Allocation Committee Member and Portfolio Manager for the Nicholas-Applegate Global Equities strategies since 2001. Lead Portfolio Manager for the Nicholas-Applegate Emerging Countries strategies from 1994 until 2001. Prior to joining NACM in 1994, he had 5 years of investment experience with A. B. Laffer, V. A. Canto & Associates, and A-Mark Precious Metals. He graduated from The Anderson School at University of California, Los Angeles with a M.B.A and the University of California, San Diego with a B.A. He has 19 years of investment experience.

Manager/Sub-Adviser Relationship

Shareholders of the Fund have granted approval to the Manager to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to the Fund without obtaining shareholder approval, subject to the conditions of an exemptive order granted by the Securities and Exchange Commission (the “Exemptive Order”) with respect to certain other open-end funds within the Allianz family of funds. One of the conditions requires the Board of Trustees to approve any such agreement. Currently the Exemptive Order does not apply to the Trust. In addition, the Exemptive Order currently does not apply to sub-advisory agreements with an affiliate of the Manager, unless that affiliate is wholly-owned by Allianz. The Trust and the Manager may seek further exemptive or no-action relief in order to permit the Trust to rely on the terms of the Exemptive Order. If the Trust becomes able to rely on the terms of the Exemptive Order, the Manager would have the responsibility, subject to the ultimate responsibility of the Board of Trustees, to oversee the Fund’s sub-adviser and to recommend hiring, termination and replacement.

Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Manager. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of certain open-end funds not in the Trust and advised by the Manager. PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of these settlements alleged that any inappropriate activity took place with respect to the Fund. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, certain affiliated investment companies, and certain current and former trustees of the above-

Prospectus        7

referenced Allianz funds have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, Allianz Global Fund Management, the Sub-Adviser and AGID believe that these matters are not likely to have a material adverse effect on the Fund or on Allianz Global Fund Management’s, the Sub-Adviser’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Fund or on the ability of Allianz Global Fund Management, the Sub-Adviser or AGID to perform their respective contracts with respect to the Fund.

How Fund Shares are Priced

The net asset value per share (“NAV”) of the Fund’s Class R shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

The Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Fund is currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class R shares of the Fund. For additional information, please see the Allianz Funds, Allianz Multi-Strategy Funds

8        Allianz Multi-Strategy Funds

and PIMCO Funds Shareholders’ Guide (the “Guide”) for Class A, B, C and R Shares, which is part of the Statement of Additional Information which is incorporated herein by reference.

•

Specified Benefit Plans. Class R shares are generally available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, healthcare benefit funding plans and other specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or the Manager to utilize Class R shares in certain investment products or programs (collectively, “specified benefit plans”). In addition, Class R shares also are generally available only to specified benefit plans where Class R shares are held on the books of the Fund through omnibus accounts (either at the plan level or at the level of the financial service firm). Class R shares are not available to traditional and Roth IRAs, SEPs, SAR-SEPs, SIMPLE IRAs, 403(b)(7) custodial accounts, Coverdell Education Savings Accounts or retail or institutional benefit plans other than those specified above.

The administrator of a specified benefit plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect the Fund as an investment option. Plan participants may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

Eligible specified benefit plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial intermediary (“financial service firm”) authorized to sell Class R shares of the Fund. Eligible specified benefit plans may also purchase shares directly from the Trust. See “Buying Shares” below. Additional shares may be purchased through a benefit plan’s administrator or recordkeeper.

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by specified benefit plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms may also perform other functions, including generating confirmation statements and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge specified benefit plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, specified benefit plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Fund.

Financial service firms and specified benefit plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing shareholder servicing and other services. A firm or specified benefit plan may be paid for its services directly or indirectly by the Fund, the Manager or an affiliate (normally not to exceed an annual rate of 0.50% of the Fund’s average daily net assets attributable to its Class R shares and purchased through such firm or specified benefit plan for its clients). The Distributor may pay a financial service firm or specified benefit plan an additional amount not to exceed 0.20% for sub-transfer agency or other administrative services. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Your specified benefit plan may establish various minimum investment requirements for Class R shares of the Fund and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R shares or the reinvestment of dividends. Plan participants should contact their plan administrator with respect to these issues. Plan administrators should contact their financial service firm for information about the firm. This Prospectus should be read in connection with the specified benefit plan’s and/or the financial service firm’s materials regarding its fees and services.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information and Guide.

•

Calculation of Share Price and Redemption Payments. When shareholders buy Class R shares of the Fund, they pay a price equal to the NAV of the shares. When shareholders sell (redeem) Class R shares of the Fund, they receive an amount equal to the NAV of the shares, minus a Redemption Fee, if applicable. NAVs are ordinarily determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after an order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from the specified benefit plan prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day.

        Investors who purchase shares through specified benefit plans should be aware that plan administrators may aggregate purchase, redemption and exchange orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Prospectus        9

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If a purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next day that the New York Stock Exchange is open (according to the succeeding day’s NAV).

Distribution and Servicing (12b-1) Plan

The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for Class R shares. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under the Class R 12b-1 Plan (calculated as a percentage of the Fund’s average daily net assets attributable to Class R shares):

NACM International Growth Fund	Servicing Fee	Distribution Fee
Class R	0.25%	0.25%

Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Therefore, although Class R shares of the Fund do not pay initial sales charges, the distribution fees payable on Class R shares may, over time, cost you more than the initial sales charge imposed on other classes of shares of the Fund.

Payments to Financial Firms

Some or all of the distribution fees and servicing fees described above are paid to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. Please see the Statement of Additional Information and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, the Manager and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Fund with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Fund on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of the Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Fund and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Fund or other Allianz-sponsored funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. Currently, the payments in this paragraph are generally not made with respect to Class R shares. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

        If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor or plan administrator and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Fund and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

10        Allianz Multi-Strategy Funds

Although the Fund uses financial firms that sell Fund shares to effect transactions for the Fund’s portfolios, the Fund, the Manager and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information and Guide.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Management of the Fund—Administrative Fees” above.

Buying Shares

Class R shares of the Fund are continuously offered to specified benefit plans. See “Specified Benefit Plans” above. Plan participants may purchase Class R shares only through their specified benefit plans. In connection with purchases, specified benefit plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Specified benefit plans and financial service firms may charge for such services. A specified benefit plan may also purchase Class R shares directly from the Trust. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R shares either by mail or through a variety of other purchase options and plans offered by the Trust. Specified benefit plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the benefit plan level.

Retirement plans that wish to invest directly by mail should send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. Investors may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate the relevant account number. Investors should call the Distributor at 1-800-426-0107 if they have any questions regarding purchases by mail.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

Class R shares of the Fund will be held in a plan participant’s account (which in turn may hold Class R shares through the account of a financial service firm) and, generally, specified benefit plans will hold Class R shares (either directly or through a financial service firm) in nominee or street name as the participant’s agent. In most cases, the Trust’s transfer agent, Boston Financial Data Services, Inc., will have no information with respect to or control over accounts of specific Class R shareholders and participants may obtain information about their accounts only through their plan. In the interest of economy and convenience, certificates for Class R shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

An investor should invest in the Fund for long-term investment purposes only. The Trust and the Manager each reserves the right to refuse purchases if, in the judgment of the Trust or the Manager, the purchases would adversely affect the Fund and its shareholders. In particular, the Trust and the Manager each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Exchanging Shares

Except as provided below and/or in the applicable series’ prospectus(es), you may exchange your Class R shares of the Fund for Class R shares of any other series of the Trust, Allianz Funds or PIMCO Funds that offers Class R shares. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund within 30 days after their acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs (without a sales charge), minus any Redemption Fee, next calculated after an exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Specified benefit plans or financial service firms may impose various additional fees and charges, investment minimums and other requirements with respect to exchanges. Specified benefit plans may also limit exchanges to funds offered as investment options in the plan. In addition, for taxable shareholders, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. Plan participants should contact their plan administrators to exchange shares and for additional information about the exchange privilege.

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An investor may exchange shares only with respect to eligible series that are registered in the investor’s state of residence or where an exemption from registration is available.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect the Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to the Trust or the Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class R shares. Because the Fund will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, it is more difficult for the Fund to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Fund as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Certain of the Fund’s investment strategies may make the Fund more susceptible to market timing activities. For example, since the Fund may invest in non-U.S. securities, it may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s non-U.S. portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Fund’s potential investment in securities of smaller capitalization companies, high-yield securities and securities of issuers located in emerging markets that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Fund and its shareholders. Such activities may have a detrimental effect on the Fund and its shareholders. For example, depending upon various factors such as the size of the Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes Redemption Fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of Redemption Fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Fund’s portfolio securities. See “How Fund Shares Are Priced” above for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Trust or its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners. This makes it more difficult for the Fund to identify short-term transactions in the Fund. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Fund, there can be no assurance of success in this regard.

Selling Shares

Class R shares may be redeemed through the investor’s plan administrator on any day the New York Stock Exchange is open. Unless eligible for a waiver, shareholders who redeem their shares within 30 days will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Currently, the Trust does not charge any other fees or charges when selling shares. Specified benefit plans and financial service firms may impose various additional fees for their services in processing redemption requests. Please contact the plan or firm for details.

12        Allianz Multi-Strategy Funds

Subject to any restrictions in the applicable specified benefit plan documents, plan administrators are obligated to transmit redemption orders to the Distributor or their financial service firm promptly and are responsible for ensuring that redemption requests are in proper form. Specified benefit plans and financial service firms will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge for their services.

Redemption proceeds will be forwarded to the specified benefit plan or financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions In Kind

The Trust has agreed to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If your shares are redeemed in kind, investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Investors in Class R shares of the Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the NAV of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days after their acquisition, including shares acquired through exchanges.

When calculating the Redemption Fee, shares that are not subject to a Redemption Fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 30-day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B, 20 days after the purchase of the Fund A shares, followed in 209 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Fund to defray certain costs described below and are not paid to or retained by the Manager, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

        Limitations on Identifying Transactions Subject to the Redemption Fee. The Fund may be limited in its ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be more difficult for the Fund to collect the Redemption Fee on transactions by shareholders who purchase, redeem, or exchange shares held through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully reduce or eliminate excessive short-term trading in shares of the Fund, or fully insulate Fund shareholders from associated costs or other dilution of the value of Fund shares. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the

Prospectus        13

Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Fund may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.”

Waivers of Redemption Fees. The Fund has elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Manager or its affiliates; and

•	otherwise as the Manager or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of the Fund where the entirety of the proceeds of such redemption is immediately invested in another share class of the same Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause the Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund’s shares, in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the Redemption Fee is applied to your investments in the Fund, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1.	Name.
2.	Date of birth (for individuals).
3.	Residential or business street address.
4.	Social security number, taxpayer identification number, or other identifying number.

14        Allianz Multi-Strategy Funds

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents please contact your financial service firm. Within 30 days after receipt of your request your financial service firm will begin sending you individual copies.

Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. The Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. The amounts of the Fund’s distributions to shareholders may vary from period to period.

You can choose from the following distribution options:

•	Reinvest all distributions in additional Class R shares of the Fund at NAV. This will be done unless you elect another option or as described below.

•

Invest all distributions in Class R shares of any other fund of the Trust, Allianz Funds or PIMCO Funds that offers Class R shares at NAV. You must have an account existing in the fund selected for investment with the identical registered name. In addition, your specified benefit plan must offer both this option and the selected fund as an investment option in the plan. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

•	Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your financial service firm or call the Distributor at 1-800-426-0107.

Tax Consequences

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to U.S. federal income tax at the fund level on income and gains that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

•

Taxes on Fund Distributions. If you are a shareholder subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned (or is deemed to have owned) the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) that are properly designated by the Fund as capital gains dividends (“Capital Gain Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of net short-term capital gains in excess of net long-term capital losses generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s current and accumulated earnings and profits, in which case the excess generally would be treated as a return of capital, which would reduce your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

To the extent that the Fund has capital loss carryforwards from prior taxable years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gains Dividends. If the Fund then makes distributions of capital gains in excess of such reduced net capital gains, the distributions will be supported by the Fund’s “current earnings and profits,” and will be taxable as ordinary dividend distributions, even though those distributed excess amounts would not have been subject to tax if retained by the Fund. Regardless of whether such excess amounts are retained or distributed, the capital loss

Prospectus        15

carryforwards that will remain available for future years are reduced by the excess of current-year capital gains over current-year capital losses.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a regulated investment company as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

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Taxes When You Sell (Redeem) or Exchange Your Shares. Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders. When you exchange shares of the Fund for shares of another series of the Trust, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

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A Note on Non-U.S. Investments. The Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You will not be able to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate recognition of ordinary income and may affect the timing or amount of t distributions.

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Backup Withholding. The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter.

This section summarizes some of the U.S. federal income tax consequences to U.S. persons of investing in the Fund; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of non-U.S. federal, state and local income tax laws. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund must rely on the professional investment judgment and skill of the Manager, the Sub-Adviser and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Common Stocks and Other Equity Securities

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Fund’s portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio managers have placed on it.

Companies that the Fund’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Fund’s portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

16        Allianz Multi-Strategy Funds

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. The Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, the Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, the Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings

Securities purchased in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to the fund, if any, may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of any IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities

The Fund definse non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). The Sub-Adviser believes that the Fund’s non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, the Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when the Sub-Adviser believes that such securities are not publicly traded either in the U.S. or non-U.S. markets.

The Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. ADRs, EDRs and GDRs are considered by the Fund to be types of equity securities.

        Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for a fund that invests in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign currency exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. See “Foreign Currencies” below.

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Emerging Market Securities

The Fund may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Countries with “emerging market” economies are those with securities markets that are, in the opinion of the Sub-Adviser, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. For purposes of applying its percentage limitation on investments in emerging market securities, the Fund defines “emerging market securities” as securities issued by companies organized or headquartered in emerging market countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies

Because the Fund expects to invest a substantial portion of its assets in non-U.S. securities, it will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

Foreign Currency Transactions. The Fund may (but is not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund may also invest in a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase Fund exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that the Fund engages in foreign currency transactions, it will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Derivatives

The Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, the Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Fund may buy, sell or otherwise utilize include, among others, call and put option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements with respect to, among other underliers, securities, indices, interest rates and currencies. A description of these and other derivative instruments that the Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

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The Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be increased by the writing of uncovered or “naked” options.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. If the Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund’s use of derivatives may increase or accelerate the amount of ordinary income recognized by its shareholders. Derivative instruments are also subject to the risk of ambiguous documentation.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Related Instruments

The Fund may invest in equity-related instruments. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “—Common Stocks and Other Equity Securities” above. To the extent that the Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, the Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

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Defensive Strategies

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objectives when it does so. The Fund may maintain a portion of its assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities

As used in this Prospectus, the term “fixed income securities” includes, but is not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Fund may invest in derivatives based on fixed income securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities

Securities rated below investment grade, i.e., lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Ratings Services (“S&P”), or unrated securities determined by the Sub-Adviser to be of comparable quality, are sometimes referred to as “high yield” securities or “junk bonds.”

Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Rule 144A Securities

Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Fund may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities

The Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s and S&P. Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager and the Sub-Adviser do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

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The Fund may purchase unrated securities (which are not rated by a rating agency) if its Sub-Adviser determine that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event the Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If the Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, the Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Loans of Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. The Fund may lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Fund’s assets. The Fund does not currently have a program in place pursuant to which it may lend portfolio securities. However, it may establish such a program in the future. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

Short Sales

The Fund may make use of short sales for investment and risk management purposes, including when the Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When the Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until the Fund replaces a borrowed security, the Fund is required to maintain during the period of the short sale the short sales proceeds that the broker holds and any additional assets the lending broker requires as collateral. The Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A short sale is “against the box”

Prospectus        21

if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The Fund’s use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Fund. In addition, the Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

The Fund may enter into reverse repurchase agreements, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate assets determined to be liquid by the Manager or Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. The Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings will create leveraging risk for the Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Illiquid Securities

The Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Real Estate Investment Trusts

The Fund may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that the Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent that the Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

22        Allianz Multi-Strategy Funds

Investment in Other Investment Companies

The Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of the Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may invest in shares of investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the funds’ previous and current investment objectives and policies and portfolio management strategies. The NACM International Growth Fund is expected to have a high portfolio turnover rate, which may be 200% or more.

Changes in Investment Objectives and Policies

The investment objective of the Fund described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Fund may be changed by the Board of Trustees without shareholder approval. In addition, the Fund may be subject to additional restrictions on its ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. If there is a change in the Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

It is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s relatively small size, have a disproportionate impact on the Fund’s performance results.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets. Unless otherwise stated, if the Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants, derivatives or other structured products.

Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Fund.

Certain Affiliations

Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Fund, the Manager or the Sub-Adviser. The Fund’s ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities, together with additional information about portfolio holdings disclosure, are available in the Trust’s Statement of Additional Information. In addition, the Manager will post the Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The website will contain the Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after

Prospectus        23

the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

24        Allianz Multi-Strategy Funds

Financial Highlights

The Financial Highlights table below is intended to help you understand the financial performance of the NACM International Growth Fund. Certain information reflects financial results for a single Fund share. The financial information presented below is that of Class R shares of the Nicholas-Applegate International Growth Fund, the NACM International Growth Fund’s predecessor (the “NACM Predecessor Fund”), which reorganized into the NACM International Growth Fund on [                    ], 2009. In the absence of this reorganization, the NACM International Growth Fund would not have any financial information to disclose.

The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class R shares of the NACM Predecessor Fund, assuming reinvestment of all dividends and distributions. The performance shown below is different than that which would have been achieved by Class R shares of the Fund because of differing fees and expenses. Except as otherwise indicated, this information has been audited by [                    ], an independent registered public accounting firm. [                    ]’s report with respect to the NACM Predecessor Fund, along with the NACM Predecessor Fund’s financial statements, are included in the March 31, 2008 annual report to shareholders of Nicholas-Applegate Institutional Funds. The information pertaining to the NACM Predecessor Fund for the period ended September 30, 2008 is included in the Nicholas-Applegate Institutional Fund’s semi-annual report to shareholders, and is unaudited.

The NACM Predecessor Fund’s financial statements and the report of independent accountants thereon are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

									Distributions from:
	Net Asset Value, Beginning		Net Investment Income (Loss) (a)		Net Realized and Unrealized Gains (Loss)		Total Income from Investment Operations		Net Investment Income		Net Realized Capital Gains		Total Distributions
Nicholas-Applegate International Growth Fund Class R
For the year ended:
9/30/2008 (e)	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
3/31/2008		22.35		0.17		3.82		3.99		(0.29)		(17.59)		(17.88)
3/31/2007		22.69		0.07		2.86		2.93		(0.07)		(3.20)		(3.27)
3/31/2006		20.47		0.16		6.05		6.21		—		(3.99)		(3.99)
3/31/2005		19.09		0.08		1.72		1.80		—		(0.42)		(0.42)
3/31/2004		12.83		0.30		6.00		6.30		(0.04)		—		(0.04)

					Ratios to Average Net Assets (c)
Net Asset Value, Ending	Total Return (b)		Net Assets, Ending (in 000’s)		Net Investment Income (Loss)		Total Expenses		Expenses Net of Reimbursement/ Recoupment		Expenses Net of Reimbursement/ Recoupment Offset (d)		Fund’s Portfolio Turnover Rate
$ [ ]	[ ]	%	$	[ ]	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%
8.46	11.37			9,496	1.02		1.38		1.38		0.99		113
22.35	13.80			15,000	(0.30)		1.41		1.41		1.14		119
22.69	33.63			45,889	0.73		1.37		1.37		0.99		167
20.47	9.49			41,394	0.42		1.39		1.39		1.08		203
19.09	49.17			51,450	1.35		1.49		1.45		1.19		186

*	Commencement of operations.
(a)	Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of the period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to have been reinvested. Total return does not reflect brokerage commissions or sales charges. Total return for a period of less than one year is not annualized.
(c)	Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses. Such amounts would increase net investment income (loss) ratios had such reductions not occurred.
(d)	Net expenses include certain items not subject to expense reimbursement for periods prior to January 23, 2006.”
(e)	Unaudited.

Prospectus        25

Allianz Funds Multi-Strategy Trust

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may also contact your financial service firm for additional information.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act of 1940, which is 811-22167.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Fund.

File No. 811-22167

26        Allianz Multi-Strategy Funds

Allianz Multi-Strategy Funds	INVESTMENT MANAGER

Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISER

Nicholas-Applegate Capital Management LLC, 600 West Broadway, San Diego, CA 92101

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services, Inc., 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ]

LEGAL COUNSEL

Ropes & Gray LLP, One International Place, Boston, MA 02110

Not part of the Prospectus

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated [            ], 2008

to the Prospectus for Class A and C Shares

Disclosure Relating to All Funds

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the subsection captioned “Redemption Fees” contained in the section entitled “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

“Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

“In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.”

Disclosure Relating to the Allianz NACM International Growth Fund

Effective [            ], 2009, the Allianz Funds Multi-Strategy Trust (the “Trust”) intends to offer Class A and Class C shares of a new series, the Allianz NACM International Growth Fund. In connection with this, the following Summary Information relating to the Fund is added to the Summary Information table in the Prospectus:

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
International Stock Funds	Allianz NACM International Growth Fund	Seeks maximum long-term capital appreciation	Equity securities of non-U.S. companies	50-100	All capitalizations

In addition, the Allianz NACM International Growth Fund is added to lists of funds described in the Prospectus, and references to the number of funds described in the Prospectus are changed to refer to six funds, rather than five funds. The Fund Summary for the Allianz NACM International Growth Fund as set forth on the following pages is added to the Prospectus.

Allianz NACM International Growth Fund

Ticker Symbols:

[            ] (Class A)

[            ] (Class C)

Principal Investments and Strategies	Investment Objective	Fund Focus	Approximate Primary Capitalization Range
	Seeks maximum long-term capital appreciation	Equity securities of non-U.S. companies	All capitalizations

	Fund Category	Approximate Number of Holdings	Dividend Frequency
	International Growth Stocks	50-100	At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of companies located in countries outside of the United States with above average earnings growth and positioned in strong growth areas. The Fund normally invests at least 75% of its assets in equity securities. The Fund intends to allocate its investments among a number of different countries, ordinarily in more than 10 countries outside of the United States, and will normally invest at least 80% of its assets in non-U.S. securities. The Fund will normally focus its investments in developed non-U.S. countries, but reserves the flexibility to invest in emerging market securities as well. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may also invest in initial public offerings (IPOs).

The portfolio managers focus on a bottom-up, growth-oriented analysis of the financial conditions and competitiveness of individual companies worldwide, and allocate the Fund’s assets among countries that they expect to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes, or when a more attractive investment candidate is available. The portfolio managers expect a high portfolio turnover rate, which may be 200% or more.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The Fund reorganized on [            ], 2009, when the Nicholas-Applegate International Growth Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The Fund did not offer shares corresponding to the Fund’s Class A or C shares during the periods shown. Performance information in the Average Annual Total Returns table also shows performance of Institutional Class, Class A and Class C shares of the Fund. The Fund’s Institutional Class performance is based on historic performance of the NACM

Fund’s Class I shares prior to the reorganization noted above, adjusted to reflect the actual management fees and other net expenses of the Fund’s Institutional Class shares. The Class A and Class C performance is also based on the NACM Fund’s historical Class I performance, adjusted to reflect the sales charges, distribution and/or service (12b-1) fees, management fees and other expenses paid by the Fund’s Class A and Class C shares. Although Institutional Class, Class A and Class C shares would have similar annual returns (because all of the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than the performance of Institutional Class shares of the Fund and Class I shares of the NACM Fund because of the lower expenses and no sales charges paid by Institutional Class shares of the Fund and Class I shares of the NACM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Allianz NACM International Growth Fund (continued)

Calendar Year Total Returns — Institutional Class Shares

More Recent Return Information
[To be added - Bar chart showing International Growth Fund Institutional Class Returns]	1/1/08 – 9/30/08	[ ]	%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

	Highest (9/30/99-12/31/99)	[ ]	%

	Lowest (6/30/02-9/30/02)	-[	]%

Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year		5 Year		10 Year		Fund Inception (12/27/96)(4)
Institutional Class — Before Taxes(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Institutional Class — After Taxes on Distributions(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class A	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class C
MSCI EAFE Index(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Lipper International Multi-Cap Growth Funds Average(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class A and Class C shares will vary.

(2)

The Morgan Stanley Capital International Europe Australasia Far East (“MSCI EAFE”) Index is a widely recognized, unmanaged index of issuers located in the countries of Europe, Australia and the Far East. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper International Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges and have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. It does not take into consideration sales charges.

(4)	The NACM Fund began operations on 12/27/96. Index comparisons begin on [12/31/96].

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or Class C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)		Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1	%(1)	2%
Class C	None	1	%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)	Net Annual Fund Operating Expenses(3)
Class A	0.85%	0.25%	1.46%	2.56%	1.00%	1.56%
Class C	0.85	1.00	1.46	3.31	1.00	2.31

(1)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority (“FINRA” which was formerly the National Association of Securities Dealers, Inc.).

(2)	Other Expenses, which are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2009, include 1.00% in organizational expenses estimated to be attributable to each class.
(3)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed 1.56% for Class A shares and 2.31% for Class C shares during the Fund’s initial fiscal year ending November 30, 2009 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class A and Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	Year 1		Year 3		Year 5		Year 10		Year 1		Year 3		Year 5		Year 10
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Changes to “Summary of Principal Risks”

In the sub-section captioned “Short Selling Risk,” all references to the “NACM Fund” are replaced with the “NACM Global Equity 130/30 Fund.”

Changes to “Prior Related Performance Information”

The first sentence of the first paragraph is revised to read in its entirety as follows:

“The Funds are newly organized and have little or no performance record of their own (except for the NACM International Growth Fund, for which the performance history of its predecessor fund is presented in this prospectus).”

Changes to “Management of the Funds”

1. The table following the third paragraph of the sub-section captioned “Management Fees” is amended to add the following entry:

Fund	Management Fees
Allianz NACM International Growth Fund	0.85%

2. The fourth paragraph of the sub-section captioned “Management Fees” is revised to reflect that a discussion regarding the basis for the approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and the Allianz NACM International Growth Fund and the sub-advisory agreement between Allianz Global Fund Management and NACM with respect to the Allianz NACM International Growth Fund will be available in the semi-annual report to shareholders for the period ending May 31, 2009.

3. The third entry in the table following the first paragraph of the sub-section captioned “Sub-Advisers” is revised to read in its entirety as follows:

Sub-Adviser	Funds
Nicholas-Applegate Capital Management LLC (“NACM” or “Nicholas-Applegate”) 600 West Broadway San Diego, CA 92101	Allianz NACM Global Equity 130/30 Fund, Allianz NACM International Growth Fund (the “NACM Funds”)

4. The second paragraph in the sub-section captioned “Nicholas-Applegate” is revised to read in its entirety as follows:

“The individuals at Nicholas-Applegate listed below have primary responsibility for the day-to-day management of the noted Funds.”

5. The table following the second paragraph of the sub-section captioned “Nicholas-Applegate” is amended to add the following entry:

Fund	Portfolio Manager	Since	Recent Professional Experience
Allianz NACM International Growth Fund	Horacio A. Valeiras, CFA	2002	Mr. Valeiras is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000, Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

	Pedro V. Marcal	2006	Senior Vice President, Asset Allocation Committee Member and Portfolio Manager for the Nicholas- Applegate Global Equities strategies since 2001. Lead Portfolio Manager for the Nicholas-Applegate Emerging Countries strategies from 1994 until 2001. Prior to joining NACM in 1994, he had 5 years of investment experience with A. B. Laffer, V. A. Canto & Associates, and A-Mark Precious Metals. He graduated from The Anderson School at University of California, Los Angeles with an M.B.A and the University of California, San Diego with a B.A. He has 19 years of investment experience.

6. The third paragraph in the sub-section captioned “Nicholas-Applegate” describing Mr. Valeiras’ role is deleted.

Changes to “How to Buy and Sell Shares”

The second entry in the table following the first paragraph of the sub-section captioned “Redemption Fees” is revised to indicate that the Holding Period of the Allianz NACM International Growth Fund is 30 days.

Changes to “Characteristics and Risks of Securities and Investment Techniques”

1. The first sentence of the first paragraph in the sub-section captioned “Non-U.S. Securities” is revised to read in its entirety as follows:

“The NACM Funds define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, ‘non-U.S. securities’).”

2. In the sub-section captioned “Short Sales,” all references to the “NACM Fund” are replaced with the “NACM Global Equity 130/30 Fund.”

3. A sentence is added to the end of the sub-section captioned “Portfolio Turnover” to read as follows:

“The NACM International Growth Fund is expected to have a high portfolio turnover rate, which may be 200% or more.”

4. The first sentence of the sub-section captioned “New and Smaller-Sized Funds” is revised to read in its entirety as follows:

“The Funds are newly formed and, except for the NACM International Growth Fund, have little or no performance history for investors to evaluate.”

Changes to “Financial Highlights”

The section titled “Financial Highlights” is revised to read in its entirety as follows:

“Financial Highlights are not available for the Allianz RCM Disciplined Equity, Allianz RCM All Horizons, Allianz RCM International Opportunities, Allianz RCM Global Water and Allianz NACM Global Equity 130/30 Funds because they have only recently commenced operations.

“The Financial Highlights table below is intended to help you understand the financial performance of the Institutional Class shares of the NACM International Growth Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The financial information shown below is that of Class I shares of the Nicholas-Applegate International Growth Fund, the NACM International Growth Fund’s predecessor (the “Predecessor Fund”), which reorganized into the NACM International Growth Fund on [            ], 2009. In the absence of such reorganization, the NACM International Growth Fund would not have any financial information to disclose. The Predecessor Fund did not offer Class A or Class C shares during the periods shown.

The total returns in the table represent the rate that an investor would have earned or lost on an investment in Institutional Class shares of the NACM International Growth Fund, assuming reinvestment of all dividends and distributions. The performance shown below is better than that which would have been achieved by Class A or Class C shares of the Fund because of higher fees and expenses associated with Class A or Class C shares. Except as otherwise indicated, this information has been audited by [                    ], an independent registered public accounting firm, whose report, along with the Nicholas-Applegate International Growth Fund’s financial statements, are included in the March 31, 2008 annual report to shareholders of Nicholas-Applegate Institutional Funds. The information for the period ended September 30, 2008 is included in the Nicholas-Applegate Institutional Fund’s semi-annual report to shareholders, and is unaudited. The Predecessor Fund’s financial statements and the report of independent accountants thereon are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

									Distributions from:
	Net Asset Value, Beginning		Net Investment Income (Loss) (1)		Net Realized and Unrealized Gains (Loss)		Total from Investment Operations		Net Investment Income		Net Realized Capital Gains		Total Distributions
NACM INTERNATIONAL GROWTH

For the year ended:
9/30/2008(5)	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
3/31/2008		22.35		0.17		3.82		3.99		(0.29)		(17.59)		(17.88)
3/31/2007		22.69		0.07		2.86		2.93		(0.07)		(3.20)		(3.27)
3/31/2006		20.47		0.16		6.05		6.21		—		(3.99)		(3.99)
3/31/2005		19.09		0.08		1.72		1.80		—		(0.42)		(0.42)
3/31/2004		12.83		0.30		6.00		6.30		(0.04)		—		(0.04)

					Ratios to Average Net Assets (3)
Net Asset Value, Ending		Total Return (2)	Net Assets, Ending (in 000’s)		Net Investment Income (Loss)		Total Expenses		Expense (Reimbursements)/ Recoupment	Expenses Net of Reimbursement/ Recoupment		Expenses Net of Reimbursement/ Recoupment Offset (4)		Fund’s Portfolio Turnover Rate
$	[ ]	[ ]%	$	[ ]	[ ]	%	[ ]	%	[ ] %	[ ]	%	[ ]	%	[ ]	%
	8.46	11.37		9,496	1.02		1.38		—	1.38		0.99		113
	22.35	13.80		15,000	(0.30)		1.41		—	1.41		1.14		119
	22.69	33.63		45,889	0.73		1.37		(0.00)	1.37		0.99		167
	20.47	9.49		41,394	0.42		1.39		(0.00)	1.39		1.08		203
	19.09	49.17		51,450	1.35		1.49		(0.04)	1.45		1.19		186

(1)	Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)	Total returns are not annualized for periods less than one year.
(3)	Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses. Such amounts would increase net investment income (loss) ratios had such reductions not occurred.
(4)	Net expenses include certain items not subject to expense reimbursement for periods prior to January 23, 2006.”
(5)	Unaudited.

Allianz Multi-Strategy Funds Prospectus

July 15, 2008 Share Classes A and C	This prospectus describes five mutual funds offered by Allianz Funds Multi-Strategy Trust (the “Trust”). The Funds provide access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and the affiliated investment management organizations which serve as sub-advisers. As of March 31, 2008, Allianz Global Fund Management and its investment management affiliates managed approximately $854.8 billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below lists the investment objectives and compares certain investment characteristics of the Funds. The information contained in the table is for summary purposes only and is qualified in its entirety by reference to the discussion contained in the individual Fund Summaries beginning on page 4. These Fund Summaries also contain other important characteristics of the Funds.

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Blend Stock Fund	Allianz RCM Disciplined Equity Fund	Seeks long-term capital appreciation	Equity securities of U.S. companies	50–80	Greater than $1.5 Billion
Global Stock Fund	Allianz RCM All Horizons Fund	Seeks long-term capital appreciation	Equity securities of companies worldwide	20–45	All capitalizations
International Stock Fund	Allianz RCM International Opportunities Fund	Seeks long-term capital appreciation	Equity securities of non-U.S. companies	40–80	All capitalizations
Sector-Related Stock Fund	Allianz RCM Global Water Fund	Seeks long-term capital appreciation	Equity securities of water-related companies worldwide	25–50	All capitalizations
Alternative Strategies	Allianz NACM Global Equity 130/30 Fund	Seeks long-term capital appreciation	Long and short positions in equity securities of companies worldwide	60–130 Long positions 40–70 Short positions	All capitalizations

Fund Descriptions, Performance and Fees	The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in the Funds begins after the Fund Summaries.

Note for All Funds	It is possible to lose money on investments in the Funds. The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

The Fund Summaries of each Fund should be read independently of one another. How or whether a particular Fund utilizes an investment strategy, technique or instrument should not be inferred from how or whether other Funds are described as utilizing the same investment strategy, technique or instrument in their Fund Summaries. Some of the Funds are subject to capitalization criteria and percentage investment limitations, as discussed in their Fund Summaries. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure” for more information about these limitations.

1	Allianz Multi-Strategy Funds

Allianz NACM Global Equity 130/30 Fund	Ticker Symbols: AGEAX (Class A) AEGCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Alternative Strategies	Fund Focus Long and short positions in equity securities of companies worldwide Approximate Number of Holdings 60-130 long positions 40-70 short positions	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and equity-related instruments. The Fund invests in a portfolio of securities that is tied economically to a number of different countries throughout the world, one of which may be the United States. Under normal circumstances, the Fund will invest a significant amount of its assets in non-U.S securities and non-U.S. currencies, and may invest without limit in emerging market securities. The Fund will normally hold long positions in securities with an aggregate value of approximately 130% of its net assets and establish short positions in securities with a market value of approximately 30% of its net assets. However, long and short positions held by the Fund may vary over time as market opportunities develop. The Fund intends to reinvest the proceeds of its short sales by taking additional long positions, which will allow the Fund to maintain long positions in excess of 100% of its net assets and result in a form of financial leverage used by the Fund. The Fund will ordinarily take short positions where it does not own the security sold short (or have the immediate right to acquire the security). The Fund’s short selling strategies involve special risks. See “Short Selling Risk.”

In pursuing its investment objective the Fund seeks to capitalize on change by using fundamental research to identify both long and short investment opportunities that provide a diversified exposure to a broad range of U.S. and non-U.S. companies. When the Fund takes a long position, it purchases stock outright. The Fund will take long positions in companies that the portfolio managers expect to exceed market expectations for earnings growth, regardless of country, industry or market capitalization. The intended result is a long portfolio with greater than average growth rates, including companies for which the market has underestimated growth potential. When the Fund takes a short position it sells a security it does not own and settles the sale by borrowing the security from a lender. Short investments are made in companies where negative change is anticipated, on an absolute or relative basis, or to reduce risk in the portfolio. The portfolio managers consider any company with these characteristics regardless of country, industry or market capitalization.

In analyzing specific companies for possible investment, the portfolio managers implement a bottom-up, growth-oriented investment process by focusing on three primary criteria: positive change (or, in the case of possible short positions, negative change) in fundamentals, sustainability (i.e., longevity of the changing fundamentals), and timeliness (i.e., belief that the market will soon respond to the trend). The portfolio managers consider whether to close a particular position when any of those factors materially changes, or when a more attractive investment candidate is available. The portfolio managers expect a high portfolio turnover rate of 200% or more.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Short Selling Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

4	Allianz Multi-Strategy Funds

Allianz NACM Global Equity 130/30 Fund (continued)

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class A or Class C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1%(1)	2%
Class C	None	1%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)	Net Annual Fund Operating Expenses(4)
Class A	1.10%	0.25%	3.05%	4.40%	1.69%	2.71%
Class C	1.10	1.00	3.05	5.15	1.69	3.46

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority (“FINRA” which was formerly the National Association of Securities Dealers, Inc.).

(3)

Other Expenses, which are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2008, include 1.69% in organizational expenses estimated to be attributable to each class. Other Expenses also include estimates of 0.50% in interest expense on securities sold short and 0.40% in substitute dividend expense on securities sold short for the initial year of the Fund’s operations. The Fund’s actual interest expense and substitute dividend expense on securities sold short may be significantly higher or lower than these estimates due to, among other factors, the actual extent of the Fund’s short positions, the actual dividends paid with respect to securities sold short, and the actual timing of the Fund’s short sale transactions, each of which will vary over time and from time to time. The remainder of Other Expenses (net of the amounts noted above in this footnote) equal 0.46%. Dividend expense on securities sold short refers to paying the value of dividends to the securities’ lenders. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the Fund’s net assets in long positions.

(4)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses, as well as interest expense and substitute dividend expense on securities sold short, but excluding other interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 2.71% for Class A shares and 3.46% for Class C shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class A and Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Example: Assuming you redeem your shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$809	$1,345	$809	$1,345
Class C	449	1,062	349	1,062

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus	5

Allianz RCM All Horizons Fund	Ticker Symbols: ARHAX (Class A) ARHCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Global Stocks	Fund Focus Equity securities of companies worldwide Approximate Number of Holdings 20-45	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available worldwide. The Fund’s portfolio managers are not constrained by geographic, capitalization or company limitations. The Fund may invest without limit in emerging market securities. The Fund may also invest in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio managers are not constrained by style factors and do not intend to pursue specific benchmark-constrained capital growth or income targets. The portfolio managers select investments on a bottom-up basis from a broad universe, irrespective of market capitalization, geography, sector allocation or investment style. While the strategy may seek to add value through short-term holdings, the portfolio managers typically seek investments with longer time horizons for capital appreciation. In analyzing specific companies for possible investment, the portfolio manager may consider as appropriate the economic and political environment for the region in which each company is located. Investments are not restricted to companies with a record of dividend payments.

The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes. The Fund will typically not reinvest proceeds from sales of securities until a suitable opportunity has been identified and the Fund may also hold a substantial portion of its assets in cash or cash equivalents for significant periods of time. The Fund typically does not utilize currency hedging with respect to equity or cash positions. Separate from its strategy of holding cash prior to reinvestment, the Fund may deviate from its principal strategies in response to unfavorable market and other conditions, by making temporary investments of most or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

In selecting investments, the portfolio managers may seek the input of the firm’s global research platform, regional portfolio managers and single country managers. In addition to traditional research activities, the portfolio manager uses GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

While the Fund typically seeks long-term capital appreciation without relying on leverage or short selling, it may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

6	Allianz Multi-Strategy Funds

Allianz RCM All Horizons Fund (continued)

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class A or Class C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1%(1)	2%
Class C	None	1%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)	Net Annual Fund Operating Expenses(4)
Class A	0.95%	0.25%	3.89%	5.09%	3.43%	1.66%
Class C	0.95	1.00	3.89	5.84	3.43	2.41

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority (“FINRA” which was formerly the National Association of Securities Dealers, Inc.).

(3)	Other Expenses, which are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2008, include 3.43% in organizational expenses estimated to be attributable to each class.
(4)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.66% for Class A shares and 2.41% for Class C shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class A and Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Example: Assuming you redeem your shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$709	$1,045	$709	$1,045
Class C	334	751	244	751

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus	7

Allianz RCM Disciplined Equity Fund	Ticker Symbols: ARDAX (Class A) ARDCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Blend Stocks	Fund Focus Equity securities of U.S. companies Approximate Number of Holdings 50-80	Approximate Primary Capitalization Range Greater than $1.5 Billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. The Fund will invest primarily in U.S. companies with market capitalizations of at least $1.5 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in companies organized or headquartered in any one non-U.S. country or 10% in emerging market securities). The Fund may invest in initial public offerings (IPOs).

In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow and/or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as he deems appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio manager uses GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

8	Allianz Multi-Strategy Funds

Allianz RCM Disciplined Equity Fund (continued)

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class A or Class C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1%(1)	2%
Class C	None	1%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)	Net Annual Fund Operating Expenses(4)
Class A	.70%	0.25%	2.69%	3.64%	2.30%	1.34%
Class C	.70	1.00	2.69	4.39	2.30	2.09

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority (“FINRA” which was formerly the National Association of Securities Dealers, Inc.).

(3)	Other Expenses, which are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2008, include 2.30% in organizational expenses estimated to be attributable to each class.
(4)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.34% for Class A shares and 2.09% for Class C shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class A and Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Example: Assuming you redeem your shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$679	$951	$679	$951
Class C	312	655	212	655

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus	9

Allianz RCM Global Water Fund	Ticker Symbols: AWTAX (Class A) AWTCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of water-related companies worldwide Approximate Number of Holdings 25-50	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that are represented in one or more of the S&P Global Water Index, the Palisades Water or Global Water Indices or the Janney Water Index (Composite), or that are substantially engaged in water-related activities. The portfolio managers consider “water-related activities” as those commercial activities that relate to the quality or availability of or demand for potable and non-potable water and include but are not necessarily limited to the following: water production, storage, transport and distribution; water supply-enhancing or water demand-reducing technologies and materials; water planning, control and research; water conditioning, such as filtering, desalination, disinfection and purification; sewage and liquid waste treatment; and water delivery-related equipment and technology, consulting or engineering services relating to any of the above-mentioned activities. See “Characteristics and Risks of Securities and Investment Techniques—Investments in the Water-Related Resources Sector” in this Prospectus. The Fund’s portfolio managers are not constrained by capitalization limitations. The Fund invests, under normal circumstances, at least 40% of its total assets in non-U.S. securities, and allocates its investments among securities of issuers in at least eight different countries (including the United States). The Fund may invest in emerging market securities. The Fund may also purchase securities in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio managers select investments on a bottom-up basis irrespective of market capitalization, geography, industry/sector or growth- or value-orientation. In selecting investments for the Fund, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. In analyzing specific companies for possible investment, the portfolio managers may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In selecting investments, the portfolio managers may seek the input of a global research platform, regional portfolio managers and single country managers. In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

10	Allianz Multi-Strategy Funds

Allianz RCM Global Water Fund (continued)

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Focused Investment Risk • Water-Related Risk	• Credit Risk • Currency Risk • Derivatives Risk • Emerging Markets Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class A or Class C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1%(1)	2%
Class C	None	1%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)	Net Annual Fund Operating Expenses(4)
Class A	0.95%	0.25%	0.67%	1.87%	0.27%	1.60%
Class C	0.95	1.00	0.67	2.62	0.27	2.35

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority (“FINRA” which was formerly the National Association of Securities Dealers, Inc.).

(3)	Other Expenses, which are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2008, include 0.27% in organizational expenses estimated to be attributable to each class.
(4)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, certain credits and other expenses, exceed, 1.60% for Class A shares and 2.35% for Class C shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class A and Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Example: Assuming you redeem your shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$704	$1,027	$704	$1,027
Class C	338	733	238	733

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus	11

Allianz RCM International Opportunities Fund	Ticker Symbols: ARIAX (Class A) ARICX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category International Stocks	Fund Focus Equity securities of non-U.S. companies Approximate Number of Holdings 40-80	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available internationally. The Fund primarily invests in companies with market capitalizations in excess of $2 billion, but may invest in companies of any capitalization. Fund holdings normally consist primarily of securities of companies organized or headquartered outside of the United States, and the Fund normally has exposure to at least 5 countries outside of the U.S. The Fund may invest up to 25% of its assets in emerging market securities. The Fund may also invest in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio managers select investments on a bottom-up, company specific basis from within the broad universe of investments. The portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. The portfolio manager may also consider, as appropriate, the economic and political environment for the region in which the company is located.

In selecting investments, the portfolio managers may seek the input of the firm’s global research analysts located worldwide in offices in Frankfurt, London, Tokyo, Hong Kong and San Francisco. In addition to traditional research activities, the portfolio manager uses RCM’s GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. While the Fund may hedge its exposure to foreign currencies, the portfolio managers typically do not engage in active management of currency exposure. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

12	Allianz Multi-Strategy Funds

Allianz RCM International Opportunities Fund (continued)

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class A or Class C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1%(1)	2%
Class C	None	1%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)	Net Annual Fund Operating Expenses(4)
Class A	0.85%	0.25%	2.19%	3.29%	1.73%	1.56%
Class C	0.85	1.00	2.19	4.04	1.73	2.31

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority (“FINRA” which was formerly the National Association of Securities Dealers, Inc.).

(3)	Other Expenses, which are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2008, include 1.73% in organizational expenses estimated to be attributable to each class.
(4)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.56% for Class A shares and 2.31% for Class C shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class A and Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Example: Assuming you redeem your shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$700	$1,016	$700	$1,016
Class C	334	721	234	721

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus	13

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are summarized alphabetically in this section. Each Fund may be subject to additional principal risks and risks other than those described below or in its Fund Summary because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on an investment in any of the Funds.

Credit Risk	A Fund could lose money if the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral if the Fund engages in securities lending), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk	To the extent that a Fund invests directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk	Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Funds’ use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent that a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund could lose more than the principal amount invested in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk	To the extent that a Fund invests in non-U.S. securities, it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. A Fund may also be subject to this risk if it invests in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

14	Allianz Multi-Strategy Funds

Equity Securities Risk	Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. The Funds also consider depositary receipts to be types of equity securities.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) and may also invest in equity securities of companies that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk	Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers and thus may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on a Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, when a Fund focuses its investments in a certain type of issuer it is particularly vulnerable to events affecting such type of issuer. Also, a Fund may have greater risk because it invests a substantial portion of its assets in a group of industries (or “sectors”). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

IPO Risk	Securities purchased in initial public offerings (IPOs) are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to a Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of any IPOs on the Fund’s performance will generally decrease.

Issuer Risk	The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. A Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of derivatives, short

Prospectus	15

sales, reverse repurchase agreements, and when-issued, delayed-delivery and forward commitment transactions. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions could theoretically be subject to unlimited losses in cases where a Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Fund’s investment returns, resulting in greater losses.

Liquidity Risk	Each Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve the purchase of securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk	Each Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Advisers and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Market Risk	The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. A principal risk of investing in a Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs (e.g., rising oil prices) and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk	To the extent that a Fund invests in non-U.S. securities it may experience more rapid and extreme changes in value than funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. For example, because certain of the Funds may invest a substantial amount of their assets in particular countries, these Funds may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to a Fund’s investment in non-U.S. securities. See “Tax Consequences.”

Short Selling Risk

A Fund may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. As described in its Fund Summary, the NACM Global Equity 130/30 Fund (the “NACM Fund”) intends to engage in short selling as a principal part of its investment program. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will

16	Allianz Multi-Strategy Funds

be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A Fund may engage in short sales where it does not own or have the right to acquire the security sold short at no additional cost (the NACM Fund will ordinarily engage in these types of short sales). A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by the NACM Fund (as well as any other Fund) or short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the NACM Fund and other Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

Smaller Company Risk	The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk	A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund’s after-tax returns. The trading costs and possible tax effects associated with portfolio turnover would adversely affect a Fund’s performance and after-tax returns to investors.

Water-Related Risk	Because the RCM Global Water Fund (for the purposes of this section, the “Fund”) focuses its investments in companies that are substantially engaged in water-related activities, events or factors affecting the sector consisting of companies engaged in such activities (the “water-related resource sector”) will have a greater effect on, and may more adversely affect, the Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries.

Companies in the water-related resource sector may be significantly affected by events relating to international political and economic developments, water conservation, the success of exploration projects, commodity prices and tax and other government regulations. There are substantial differences between the water-related, environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect companies in the water-related resource sector include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the sector.

Companies in the water-related resource sector are susceptible to changes in investment in water purification technology globally, and a slackening in the pace of new infrastructure projects in developing or developed countries may constrain such companies’ ability to grow in global markets. Other reductions in demand for clean water, such as significant decreases in world population or increased availability of potable water in arid regions, may reduce demand for certain products and services provided by companies in the water-related resource sector.

While the water-related resource sector includes established and mature companies, portions of the sector are newly developing and strongly influenced by technological changes. The sector can be significantly affected by the level and volatility of technological change in industries focusing on the quality or availability of or demand for potable and non-potable water. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts by

Prospectus	17

companies in the sector that are focused on developing newer technologies may not result in viable commercial products, and such companies in the sector typically bear high research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Many companies in the sector are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the value of investments in companies in the water-related resource sector tends to be considerably more volatile than that of companies in more established sectors and industries.

Due to its focus on the water-related resource sector, the Fund invests in companies that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to various events and other factors. To the extent it focuses a significant portion of its assets in any particular industry within the water-related resource sector, the Fund is further subject to focused investment risk and is more susceptible to events or factors affecting companies in that particular industry. See “Focused Investment Risk.”

The Fund may also have focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region. Prolonged drought, floods, weather, disease and other natural disasters, as well as war and political instability, may significantly reduce the ability of companies in the water-related resource sector to maintain or expand their operations or their marketing efforts in affected countries or geographic regions. See “Non-U.S. Investment Risk” and “Emerging Markets Risk.”

To the extent the Fund invests in companies that derive substantial revenues from activities outside the water-related resource sector, those investments may be significantly affected by developments in other industries in which such companies are active. See “Equity Securities Risk” and “Market Risk.”

Additional Risks of Investing in the Funds	In addition to the risks described above, the Funds are newly formed and therefore have limited or no history for investors to evaluate. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results.

Prior Related Performance Information

The Funds are newly organized and have little or no performance record of their own. The following tables set forth historical performance information for the institutional accounts managed by Nicholas-Applegate Capital Management LLC (the “NACM Composite”) and by RCM Capital Management LLC (the “RCM Composites” and, together with the NACM Composite, the “Composites”) that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the NACM Global Equity 130/30 Fund, the RCM All Horizons Fund and RCM Disciplined Equity Fund, respectively.

The composite data is provided to illustrate the past performance of Nicholas-Applegate Capital Management LLC (“NACM”) and RCM Capital Management LLC (“RCM”) in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the above-mentioned Funds. The accounts in the Composites are separate and distinct from the Funds; their performance is not intended as a substitute for the Funds’ performance and should not be considered a prediction of the future performance of a Fund or of NACM or RCM.

The Composites’ performance data shown below was calculated in accordance with recognized industry standards, consistently applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. “Net of Fees” figures also reflect the deduction of investment advisory fees. Custodial fees, if any, were not included in the calculation. The Composites include all actual discretionary institutional accounts managed by NACM or RCM for at least one full month that have investment objectives, policies, strategies and risks substantially similar to those of the corresponding Funds. The Composites may include both tax-exempt and taxable accounts and all reinvestment of earnings. The accounts that make up the NACM Composite typically use leverage to gain approximately 130% long exposure and 30% short exposure, consistent with the NACM Global Equity 130/30 Fund’s investment strategies.

18	Allianz Multi-Strategy Funds

Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Monthly returns of the Composite combine the individual accounts’ returns (calculated on a time-weighted rate of return basis that is revalued daily) by asset-weighting each account’s asset value as of the beginning of the month. Annual returns are calculated by geometrically linking the monthly returns. Investors should be aware that the performance information shown below was calculated differently than the methodology mandated by the Securities and Exchange Commission for registered investment companies.

The institutional accounts that are included in the Composites may be subject to lower expenses than the Funds and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Composites may have been less favorable had they been subject to the same expenses as the Funds or had they been regulated as investment companies under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person’s tax status, and the results have not been reduced to reflect any income tax that may have been payable.

Each table below shows the annual total returns for the corresponding Composite, and a broad-based securities market index as of December 31, 2007.

NACM’s Prior Performance of Similar Accounts Relating to the Allianz NACM Global Equity 130/30 Fund

Year	Global Equity 130/30 Composite (Gross of Fees)	Global Equity 130/30 Composite (Net of Fees)	Morgan Stanley Capital International (“MSCI”) All Country World Index
2007(1)	40.23%	38.74%	12.18%

(1)

The composite consisted of a single non-fee-paying account from inception through March 31, 2008. Returns shown that are net of fees impute a management fee of 1.10%, which corresponds to the Fund’s management fee.

More recent return information for the composite, for the period 1/1/08 through 3/31/08, was -9.05% (gross of fees) and -9.31% (net of fees). The index’s return for this period was -9.18%.

RCM’s Prior Performance of Similar Accounts Relating to the Allianz RCM All Horizons Fund

Year	RCM Global Equity Unconstrained Composite (Gross of Fees)	RCM Global Equity Unconstrained Composite (Net of Fees)	Morgan Stanley Capital International (“MSCI”) World Index
Since Inception(1)	25.33%	25.01%	18.30%
2007	30.70%	30.29%	9.57%
2006	39.71%	39.37%	20.65%
2005	11.46%	11.20%	10.03%
2004	18.22%	17.93%	15.25%
2003	29.99%	29.66%	33.76%

(1)	Annualized since inception 9/30/2002 through 12/31/2007.

More recent return information for the composite, for the period 1/1/08 through 3/31/08, was -7.20% (gross of fees) and -9.08% (net of fees). The index’s return for this period was -8.95%.

RCM’s Prior Performance of Similar Accounts Relating to the Allianz RCM Disciplined Equity Fund

Year	RCM Disciplined U.S. Core Composite (Gross of Fees)	RCM Disciplined U.S. Core Composite (Net of Fees)	S&P 500 Index
Since Inception(1)	13.68%	13.31%	11.88%
2007	11.52%	11.16%	5.49%
2006	15.68%	15.28%	15.79%
2005	12.54%	12.10%	4.91%
2004	13.13%	12.69%	10.88%
2003	27.13%	26.73%	28.68%
2002	-23.88%	-24.16%	-22.10%
2001	-6.52%	-6.95%	-11.89%
2000	5.52%	5.04%	-9.10%
1999	28.68%	28.15%	21.04%
1998	25.73%	25.21%	28.58%

(1)	Annualized since inception 1/31/1994 through 12/31/2007.

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More recent return information for the composite, for the period 1/1/08 through 3/31/08, was -7.64% (gross of fees) and -7.70% (net of fees). The index’s return for this period was -9.44%.

Management of the Funds

Investment Manager	Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for the Funds. Subject to the supervision of the Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Manager is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Manager provides investment management and advisory services to open-end mutual funds and closed-end funds. The Manager is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of March 31, 2008, the Manager and its investment management affiliates had approximately $854.8 billion in assets under management.

The Manager has retained investment management firms (“Sub-Advisers”) to manage each Fund’s investments. See “Sub-Advisers” below. The Manager may retain affiliates to provide various administrative and other services required by the Funds.

Management Fees	Each Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Advisers in return for their services.

In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.

The Funds commenced operations during the current fiscal year, and they have agreed to pay monthly management fees to the Manager at the following annual rates (stated as a percentage of average daily net assets):

Fund	Management Fees
Allianz NACM Global Equity 130/30 Fund	1.10%
Allianz RCM All Horizons Fund	0.95%
Allianz RCM Disciplined Equity Fund	0.70%
Allianz RCM Global Water Fund	0.95%
Allianz RCM International Opportunities Fund	0.85%

A discussion regarding the basis for the approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and each Fund, the sub-advisory agreements between Allianz Global Fund Management and RCM and Allianz Global Fund Management and NACM, and the portfolio management agreements between RCM and AGIA with respect to the Allianz RCM All Horizons, Allianz RCM Global Water and Allianz RCM International Opportunities Funds will be available in the annual report to shareholders for the fiscal year ending November 30, 2008 or (in the case of Allianz RCM Global Water Fund) in the semi-annual report to shareholders for the period ending May 31, 2008.

Sub-Advisers	The Sub-Advisers have or share full investment discretion and responsibility for all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Manager and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

Sub-Adviser*	Fund(s)
RCM Capital Management LLC (“RCM”) 4 Embarcadero Center San Francisco, CA 94111	Allianz RCM All Horizons Fund, Allianz RCM Disciplined Equity Fund, Allianz RCM Global Water Fund, Allianz RCM International Opportunities Fund (the “RCM Funds”)
Allianz Global Investors Advisory GmbH (“AGIA”) Mainzer Landstrasse 11-13 Frankfurt-am-Main, Germany	Allianz RCM All Horizons Fund, Allianz RCM Global Water Fund, Allianz RCM International Opportunities Fund
Nicholas-Applegate Capital Management LLC (“NACM” or “Nicholas-Applegate”) 600 West Broadway San Diego, CA 92101	Allianz NACM Global Equity 130/30 Fund
*	Each Sub-Adviser is affiliated with the Manager.

20	Allianz Multi-Strategy Funds

The following provides additional information about each Sub-Adviser and the individual portfolio manager(s) who have or share primary responsibility for managing the Funds’ investments. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage.

RCM and AGIA	RCM is responsible for managing, either directly or through other investment advisers selected by it, the investment of each RCM Fund’s assets, subject to the general oversight and supervision of the Manager and the Board of Trustees. RCM is located at 4 Embarcadero Center, San Francisco, California 94111. RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. RCM is part of the RCM Group, a global investment organization consisting of separate affiliated entities, owned by Allianz SE, which are located in key financial centers, including San Francisco, London, Frankfurt, Hong Kong, Sydney and Tokyo. As of March 31, 2008, these affiliated entities collectively advised or managed approximately $156.6 billion, including $18.4 billion managed by RCM in San Francisco.

RCM has, in turn, retained its affiliated investment management firm, AGIA, to conduct day-to-day management of the Allianz RCM All Horizons, Allianz RCM Global Water and Allianz RCM International Opportunities Funds (RCM and AGIA being referred to, collectively, with respect to each such Fund, as the “Sub-Adviser”). Pursuant to the terms of its portfolio management agreement with RCM, AGIA has full investment discretion and makes all determinations with respect to the investment of each applicable Fund’s assets, subject to the general supervision of RCM, the Manager and the Board of Trustees. AGIA’s principal place of business is Mainzer Landstrasse 11-13, Frankfurt-am-Main, Germany, although it also has portfolio managers, analysts, compliance and other personnel under its supervision based in London, England. AGIA was established in 1990, and provides advisory services to high net worth clients and pooled products. As of March 31, 2008, AGIA managed approximately $27.6 billion, principally for clients located in Europe. Although AGIA has been registered as an investment management company in Germany since 1990, it only recently registered as an investment adviser in the United States and has limited experience managing U.S. registered investment companies.

The portfolio managers and analysts of RCM and AGIA are part of the RCM Group, and they have access to and share proprietary research information developed by a team of 69 analysts strategically positioned in the RCM Group’s offices worldwide as of March 31, 2008.

The individuals at RCM listed below have or share primary responsibility for managing the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience
Allianz RCM All Horizons Fund	Paul Schofield*	2008 (Inception)	Director, Global Equity Fund Management Team, RCM London. Prior to joining RCM in 1998, he was a portfolio administrator at Flemings. He graduated from the University of Portsmouth in 1996 with a BA (Hons) in Financial Services. He has 12 years of investment industry experience.

	Lucy MacDonald, ASIP*	2008 (Inception)	CIO of Global Equities, RCM London. Prior to joining RCM in 2001, she was a Director and Senior Portfolio Manager at Baring Asset Management. She graduated from Bristol University in 1984, and is an Associate of the Society of Investment Professionals (ASIP). She has 22 years of investment industry experience.

Allianz RCM Disciplined Equity Fund	Seung H. Minn, CFA	2008 (Inception)	CIO, U.S. Systematic Equities. Prior to joining RCM in 1998, he was a Senior Vice President and Head of International Quantitative Research at Putnam Investments in Boston. He received a B.S.E. in Civil Engineering and Operations Research from Princeton University, is a CFA charterholder, and is a member of the CFA Institute and the Security Analysts of San Francisco. He has 19 years of investment industry experience.

Allianz RCM Global Water Fund	Bozena Jankowska*	2008 (Inception)	Vice President and Head of Sustainability Research at AGIA and RCM (UK) Ltd. (“RCM (UK)”). Ms. Jankowska joined AGIA in 2006 and RCM (UK) in 2000 in her current role. She is based in London and heads the firm’s Sustainable Research team in London. She is responsible for RCM (UK)’s sustainable investment policy and strategy, and serves as lead portfolio manager of a suite of EcoTrendsSM investment products. Prior to joining RCM (UK), she worked for the construction firm, John Laing Plc as their Business and Environment Adviser. She graduated from the University of Sussex with a B.Sc. (Hons) in Environmental Science and earned a M.Sc. in Environmental Technology with Distinction, from Imperial College of Science, Technology and Medicine, specializing in Business and Environment. She has 7 years of investment industry experience.

Prospectus	21

Fund	Portfolio Manager	Since	Recent Professional Experience

	Andreas Fruschki*	2008 (Inception)	Research Associate, European Healthcare Team at AGIA and RCM (Frankfurt). Prior to joining RCM (Frankfurt) in 2005, he was a legal trainee with positions at the Berlin Supreme Court, PricewaterhouseCoopers, the German Chamber of Commerce and Berlin’s City Development Department. He graduated with distinction from the MBA program at the University of Western Sydney in 2005. Prior to this, he obtained his law degree from Humboldt University in Berlin, and is a juristischer Assessor (solicitor). He has 2 years of investment industry experience.

Allianz RCM International Opportunities Fund	Matthew Bowyer, CFA*	2008 (Inception)	Director, Global Equity Fund Management Team, RCM London. Prior to joining RCM in 2004, he was a consultant to the CIO of BNP Paribas Asset Management and previously he worked at Citigroup Asset Management from 1985 until 2002 where he was responsible for over $4 billion in global, EAFE and global sector mandates. He graduated from Harvard College in 1981 with a BA in Economics and the London School of Economics in 1982 with an MSc in Economics. He has 23 years of investment industry experience.

	Lucy MacDonald, ASIP*	2008 (Inception)	See above.

*	Individuals have joint responsibility for the day-to-day management of the Fund.

Nicholas-Applegate	Organized in 1984, Nicholas-Applegate provides advisory services primarily to mutual funds, closed-end funds and institutional accounts. NACM is located at 600 West Broadway, San Diego, CA 92101. As of March 31, 2008, Nicholas-Applegate had approximately $13.1 billion in assets under management.

The individual at Nicholas-Applegate listed below has primary responsibility for the day-to-day management of the Allianz NACM Global Equity 130/30 Fund.

Fund	Portfolio Manager	Since	Recent Professional Experience
Allianz NACM Global Equity 130/30 Fund	Pedro V. Marcal	2008 (Inception)	Senior Vice President, Asset Allocation Committee Member and Portfolio Manager for the Nicholas- Applegate Global Equities strategies since 2001. Lead Portfolio Manager for the Nicholas-Applegate Emerging Countries strategies from 1994 until 2001. Prior to joining NACM in 1994, he had 5 years of investment experience with A. B. Laffer, V. A. Canto & Associates, and A-Mark Precious Metals. He graduated from The Anderson School at University of California, Los Angeles with a M.B.A and the University of California, San Diego with a B.A. He has 19 years of investment experience.

In addition to the person listed above, Horacio A. Valeiras, CFA, is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm, including those performed for the NACM Global Equity 130/30 Fund. He is also a Portfolio Manager for the NACM International Growth portfolios and a member of the NACM Executive Committee. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000 Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has 19 years of investment management experience.

Manager/Sub-Adviser Relationship	Shareholders of each Fund have granted approval to the Manager to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval, subject to the conditions of an exemptive order granted by the Securities and Exchange Commission (the “Exemptive Order”) with respect to certain other open-end funds within the Allianz family of funds. One of the conditions requires the Board of Trustees to approve any such agreement. Currently the Exemptive Order does not apply to the Trust. In addition, the Exemptive Order currently does not apply to sub-advisory agreements with an affiliate of the Manager, unless that affiliate is wholly-owned by Allianz. Because RCM and AGIA are not wholly-owned by Allianz, the Exemptive Order, even if applicable to the Trust, would not apply to Funds sub-advised by RCM or AGIA. However, the Trust and the Manager may seek further exemptive or no-action relief in order to permit the Trust to rely on the terms of the Exemptive Order. If the Trust becomes able to rely on the terms of the Exemptive Order, the Manager would have the responsibility, subject to the ultimate responsibility of the Board of Trustees, to oversee each Fund’s sub-advisers and to recommend their hiring, termination and replacement.

Distributor	The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Manager. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in

22	Allianz Multi-Strategy Funds

connection with an alleged market timing arrangement involving trading of shares of certain open-end funds not in the Trust and advised by the Manager. PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of these settlements alleged that any inappropriate activity took place with respect to the Fund. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, certain affiliated investment companies, and certain current and former trustees of the above-referenced Allianz funds have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management, the Sub-Advisers and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management’s, the Sub-Advisers’ or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, the Sub-Advisers or AGID to perform their respective contracts with respect to the Funds.

Prospectus	23

Investment Options—Class A and Class C Shares

The Trust offers investors Class A and Class C shares of each Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges and other fees than the other class and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide” below.

Class A Shares	•	You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

•

You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

•	Class A shares are subject to lower 12b-1 fees than Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class C shareholders.

•

You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

•

A Redemption Fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 7 or 30 days (depending on the length of the applicable Fund’s Holding Period) after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

Class C Shares	•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

•

You normally pay a CDSC of 1% if you redeem Class C shares during the first eighteen months after your initial purchase (or during the first year after your initial purchase with respect to the Allianz RCM Disciplined Equity Fund). The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

•

A Redemption Fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 7 or 30 days (depending on the length of the applicable Fund’s Holding Period) after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

All Classes	Neither Class A nor Class C shares convert into any other class of shares. Some or all of the payments described below are paid or “reallowed” to financial intermediaries. See the Statement of Additional Information and the Guide for details. The following provides additional information about the sales charges and other expenses associated with Class A and Class C shares.

Initial Sales Charge Class A Shares	This section includes important information about sales charge reduction programs available to investors in Class A shares of the Funds and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. Investors who purchase $1,000,000 or more of

24	Allianz Multi-Strategy Funds

either Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of 1% if they redeem such shares during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Initial Sales Charge Class A Shares

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price
$0–$49,999	5.82%	5.50%
$50,000–$99,999	4.71%	4.50%
$100,000–$249,999	3.63%	3.50%
$250,000–$499,999	2.56%	2.50%
$500,000–$999,999	2.04%	2.00%
$1,000,000 +	0.00%	0.00%

Investors in the Funds may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one or more funds that are series of the Trust, Allianz Funds or PIMCO Funds (other than the PIMCO Money Market Fund) that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Guide.

Right of Accumulation and Combined Purchase Privilege (Breakpoints).  A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sale charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, B, and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor for purposes of determining the applicable front-end sales charge.

The term “Qualifying Investor” refers to:

(i) an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)

or

(ii) a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved

or

(iii) an employee benefit plan of a single employer

*	For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

Please see the Guide for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent.  An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege.  A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any

Prospectus	25

sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the Guide.

Method of Valuation of Accounts.  To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Right of Accumulation.

Sales at Net Asset Value.  In addition to the programs summarized above, the Funds may sell their Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: Trustees of the Funds; employees of the Manager, the Sub-Advisers, the Trust’s other sub-advisers, if any, and the Distributor; employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Funds issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at NAV and are not subject to any sales charges.

Required Shareholder Information and Records.  In order for investors in Class A shares of the Funds to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Funds or other Eligible Funds held in:

•	all of the investor’s accounts held directly with the Trust or through a financial intermediary;
•	any account of the investor at another financial intermediary; and
•	accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge, on the Funds’ Web site at http://www.allianzinvestors.com, information regarding eliminations of and reductions in sales loads associated with Eligible Funds.

Class C Shares	As discussed above, Class C shares are not subject to an initial sales charge.

Contingent Deferred Sales Charges (CDSCs) Class C Shares	Unless you are eligible for a waiver, if you sell (redeem) your Class C shares of any Fund (except the Allianz RCM Disciplined Equity Fund) within the first eighteen months after purchase, you will pay 1% CDSC. For Class C shares of the Allianz RCM Disciplined Equity Fund, the 1% CDSC is charged if you sell (redeem) your Class C shares of the Fund within the first twelve months after purchase. For investors investing in Class C shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

CDSCs on Class A Shares	Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within the first eighteen months after purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

How CDSCs are Calculated	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this approach, consider shares purchased at an NAV per share of $10. If a Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share. CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest or no CDSC.

26	Allianz Multi-Strategy Funds

For example, the following illustrates the operation of the Class C CDSC:

•

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class C shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for a Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 1%, the Class C CDSC would be $20.

Reductions and Waivers of Initial Sales Charges and CDSCs	The initial sales charges on Class A shares and the CDSCs on Class A and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide” below.

Distribution and Servicing (12b-1) Plans	The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares):

	Servicing Fee	Distribution Fee
Class A	0.25%	None
Class C	0.25%	0.75%

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Therefore, although Class C shares may not pay initial sales charges, the distribution fees payable on Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares.

Payments to Financial Firms	Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class C shares, the financial firms are also paid at the time of your purchase a commission equal to 1.00% of your investment in such share class. Please see the Statement of Additional Information and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, the Manager and their affiliates (for purposes of this sub-section only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other funds of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

Prospectus	27

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds or other Allianz-sponsored funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

In addition, the Manager may make arrangements for a Fund to make payments, directly or through the Manager or its affiliates, to selected financial intermediaries (such as brokers or third party administrators) for providing certain services with respect to Class A and Class C shares of a Fund in nominee or street name, including, without limitation, the following services: maintaining investor accounts at the financial intermediary level and keeping track of purchases, redemptions and exchanges by such accounts; processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Manager and/or its affiliates. The actual services provided, and the payments made for such services, may vary from firm to firm. For these services, a Fund may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account, and in some cases up to $12 per account for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts, or (ii) an annual fee of up to 0.25%, and in some cases up to 0.35%, of the value of the assets in the relevant accounts. These amounts would be in addition to amounts paid by the Funds to the Trust’s transfer agents or other service providers. These payments may be material to financial intermediaries relative to other compensation paid by a Fund and/or the Distributor, the Manager and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ from amounts paid by a Fund to the Trust’s transfer agents for providing similar services to other accounts. The Distributor and the Manager do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolio, the Trust, the Manager and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Funds, the Distributor and the Manager to financial firms, please see the Statement of Additional Information and Guide.

How Fund Shares are Priced

The net asset value per share (“NAV”) of a Fund’s Class A and Class C shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total

28	Allianz Multi-Strategy Funds

number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide

More detailed information about the Trust’s purchase, sale and exchange arrangements for Fund shares is provided in the Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical

Prospectus	29

information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Automated telephone and wire transfer procedures
•	Automatic purchase, exchange and withdrawal programs
•	Programs that establish a link from your Fund account to your bank account
•	Special arrangements for tax-qualified retirement plans
•	Investment programs which allow you to reduce or eliminate initial sales charges
•	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments	When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC, Redemption Fee or other fee. NAVs are ordinarily determined at the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker, dealer or other intermediary before the NAV has been calculated and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day’s NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day’s NAV).

Buying Shares	You can buy Class A or Class C shares of the Funds in the following ways:

•

Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

•

Directly from the Trust.  To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Guide describes a number of additional ways you can make direct investments, including through the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The Trust does not currently issue share certificates.

30	Allianz Multi-Strategy Funds

An investor should invest in a Fund for long-term investment purposes only. The Trust and the Manager each reserves the right to refuse purchases if, in the judgment of the Trust or the Manager, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and the Manager each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Investment Minimums	The following investment minimums apply for purchases of Class A and Class C shares.

Initial Investment	Subsequent Investments
$5,000	$100

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans and asset based fee programs, and for special investment programs and plans offered by the Trust, such as the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small Account Fee	Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the limit is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your accounts with the Trust, Allianz Funds and PIMCO Funds is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Manager. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size	Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Manager has the right (except in the case of employer-sponsored retirement accounts) to cause the redemption of your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all of your accounts with the Trust, Allianz Funds and PIMCO Funds exceeds $50,000.

Exchanging Shares	Except as provided below and/or in the applicable funds’ prospectus(es), you may exchange your Class A or Class C shares of any Fund for the same Class of shares of any other fund of the Trust, Allianz Funds or PIMCO Funds. In addition, you may exchange your shares of any Fund for any interval funds that are, or may be, established and managed by the Adviser and its affiliates.

Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Funds within the applicable Holding Period will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs (without a sales charge), minus any Redemption Fee, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market-timing” strategies may be deemed by the Manager to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of

Prospectus	31

terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A and Class C shares. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide” above.

Abusive Trading Practices	The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make it more susceptible to market timing activities. For example, since many of the Funds intend to invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, any high-yield securities and securities of issuers located in emerging markets that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes Redemption Fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of Redemption Fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the NAV of the fund’s shares, that fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” above for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

32	Allianz Multi-Strategy Funds

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to a Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners. This makes it more difficult for a Fund to identify short-term transactions in the Fund. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to a Fund, there can be no assurance of success in this regard.

Selling Shares	You can sell (redeem) Class A or Class C shares of the Funds in the following ways:

•

Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

•

Directly from the Trust by Written Request.  To redeem shares directly from the Trust by written request, you must send the following items to the Trust’s Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3) share certificates (not currently issued by the Trust), if any, for the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You cannot redeem your shares by written request to the Trust if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions of up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

•	Telephone requests to the Transfer Agent
•	Allianz Funds and PIMCO Funds Automated Telephone System (ATS)
•	Expedited wire transfers
•	Automatic Withdrawal Plan
•	Allianz Funds and PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and

Prospectus	33

satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC or the Redemption Fee, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for a Fund to dispose of its securities or to determine fairly the value of net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Timing of Redemption Payments	Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions In Kind	The Trust has agreed to redeem shares of either Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees	Investors in Class A and Class C shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the NAV of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable CDSC’s). Redemption Fees will only be charged on shares redeemed or exchanged within 7 or 30 days (depending on the length of the applicable Fund’s Holding Period) after their acquisition, including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Holding Period
Fund	7 days	30 days
Allianz RCM Disciplined Equity Fund	•
Allianz NACM Global Equity 130/30, Allianz RCM All Horizons, Allianz RCM Global Water and Allianz RCM International Opportunities Funds		•

When calculating the Redemption Fee, shares that are not subject to a Redemption Fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to a Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new Holding Period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A, which is subject to the 7-day Holding Period, are exchanged for shares of Fund B, which is subject to the 30-day Holding Period, 5 days after the purchase of the Fund A shares, followed in 29 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

34	Allianz Multi-Strategy Funds

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Manager, the Funds’ Sub-Advisers, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee.  The Funds may be limited in its ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for the Funds to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares held through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold Fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully reduce or eliminate excessive short-term trading in shares of the Funds, or fully insulate Fund shareholders from associated costs or other dilution of the value of Fund shares. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Funds may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.”

Waivers of Redemption Fees.  The Funds have elected not to impose a Redemption Fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;
•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;
•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by the Manager or its affiliates; and
•	otherwise as the Manager or the Trust may determine in their sole discretion.

Additionally, no Redemption Fee applies to a redemption of shares of any class of a Fund where the entirety of the proceeds of such redemption is immediately invested in another share class of the same Fund (a “Share Class Conversion”).

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Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.  Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the Redemption Fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Certificated Shares	The Trust currently does not, and has no intention to, issue share certificates. Should it do so in the future, and if you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee	When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Verification of Identity	To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

36	Allianz Multi-Strategy Funds

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents	To reduce expenses, it is intended that only one copy of a Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by a Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class C shares. The Funds intend to declare and distribute income dividends to shareholders of record at least annually.

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. The amounts of a Fund’s distributions to shareholders may vary from period to period.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option as described below.
•

Invest all distributions in shares of the same class of any other fund of the Trust, Allianz Funds or PIMCO Funds that offers that class at NAV. You must have an account existing in the fund selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

•

Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

Tax Consequences

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

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•

Taxes on Fund Distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long a Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than 12 months over net short-term capital losses) that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that a Fund owned for 12 months or less generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to you, up to the amount of your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Funds as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

•

Taxes when you sell (redeem) or exchange your shares.  Any gain resulting from the sale of Fund shares generally will be subject to federal income tax. When you exchange shares of a Fund for shares of another fund, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

•

A Note on the Allianz NACM Global Equity 130/30 Fund.  The Allianz NACM Global Equity 130/30 Fund engages to a significant extent in short sales and is expected to have a high portfolio turnover rate. The Fund’s short sale transactions generally will increase the portion of the Fund’s distributions that are taxable to you as ordinary income. In addition, the Fund’s high portfolio turnover rate may result in greater taxable distributions to you, regardless of whether your Fund shares have increased in value.

•

A Note on Non-U.S. Investments.  A Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at year end consists of securities of foreign corporations, the Fund may be able to pass through to you a deduction or credit for foreign taxes paid by the Fund. A Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

•

Backup Withholding.  A Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate is 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to U.S. federal income tax consequences to U.S. persons of investing in the Funds; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital gains distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

38	Allianz Multi-Strategy Funds

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Manager, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund’s portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio managers have placed on it.

Companies that a Fund’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations	Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

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Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings	Securities purchased in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of any IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities	The NACM Fund defines non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). The RCM Funds consider non-U.S. securities to include the following types of equity and equity-related instruments (together, for these purposes, “non-U.S. securities”): securities of companies that derive at least 50% of their total profits or revenue from, or maintain at least 50% of their assets in, countries outside of the U.S. and that in addition are either organized or headquartered outside the U.S., have securities that are principally traded outside the U.S., or, in the case of other investment companies, invest primarily in such non-U.S. securities as defined in this paragraph. The Sub-Advisers expect that the Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, the Funds may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when the Sub-Advisers believe that such securities are not publicly traded either in the U.S. or non-U.S. markets.

Each Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. ADRs, EDRs and GDRs are considered by the Funds to be types of equity securities.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for a Fund that invests in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign currency exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. See “Foreign Currencies” below.

Emerging Market Securities

Each Fund may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Countries with “emerging market” economies are those with securities markets that are, in

40	Allianz Multi-Strategy Funds

the opinion of the Sub-Advisers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Funds with percentage limitations on investments in emerging market securities calculate those limitations by defining “emerging market securities” as securities issued by companies organized or headquartered in emerging market countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions.  The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A Fund may also invest in a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase Fund exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that a Fund engages in foreign currency transactions, it will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Derivatives

Each Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of

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investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Advisers may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that a Fund may buy, sell or otherwise utilize include, among others, call and put option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements with respect to, among other underliers, securities, indices, interest rates and currencies. A description of these and other derivative instruments that a Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by a Fund.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a Fund will segregate assets determined to be liquid by the Manager or the Sub-Advisers in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be increased by the writing of uncovered or “naked” options.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If the Sub-Advisers incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the

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opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may increase or accelerate the amount of ordinary income recognized by its shareholders. Derivative instruments are also subject to the risk of ambiguous documentation.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Related Instruments	Each Fund may invest in equity-related instruments. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “—Common Stocks and Other Equity Securities” above. To the extent that a Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, a Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objectives when they do so. The Funds may maintain a portion of their assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities	As used in this Prospectus, the term “fixed income securities” includes, but is not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Funds may invest in derivatives based on fixed income securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale

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transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities	Securities rated below investment grade, i.e., lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Ratings Services (“S&P”), or unrated securities determined by the Sub-Advisers to be of comparable quality, are sometimes referred to as “high yield” securities or “junk bonds.” Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to each Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities	The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s and S&P. Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Funds will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager and the Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if their Sub-Advisers determine that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities	Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or

44	Allianz Multi-Strategy Funds

exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities.  “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Each Fund may lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Funds’ assets. The Funds do not currently have a program in place pursuant to which they may lend portfolio securities. However, they may establish such a program in the future. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

Short Sales	A Fund may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. As described in its Fund Summary, the NACM Fund intends to engage in short selling as a principal part of its investment program. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until the Fund replaces a borrowed security, the Fund is required to maintain during the period of the short sale the short sales proceeds that the broker holds and any additional assets the lending broker requires as collateral. The Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The NACM

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Fund will ordinarily (and other Funds may) engage in short sales which are not “against the box,” which involve additional risks. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by the NACM Fund (as well as any other Fund) or short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the NACM Fund and other Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that a Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which a Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings	Each Fund may enter into reverse repurchase agreements, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings will create leveraging risk for a Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, a Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Illiquid Securities	Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Advisers may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Real Estate Investment Trusts	The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the

46	Allianz Multi-Strategy Funds

possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent that a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies	Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of a Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, a Fund may invest in shares of investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Portfolio Turnover	The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the funds’ previous and current investment objectives and policies and portfolio management strategies. The NACM Global Equity 130/30 Fund is expected to have relatively high portfolio turnover as a result of its short selling.

Changes in Investment Objectives and Policies	The investment objective of each of the Funds described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, the Funds may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each of the NACM Global Equity 130/30, RCM Disciplined Equity, and RCM Global Water Funds has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of the Fund Summary unless the Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds	The Funds are newly formed and therefore have little or no performance history for investors to evaluate. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ relatively small size, have a disproportionate impact on the Funds’ performance results.

Prospectus	47

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants, derivatives or other structured products.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. In addition, the RCM Funds may use GrassrootsSM Research in addition to their traditional research activities. GrassrootsSM Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the RCM Funds. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Manager or a Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities.

Portfolio Holdings	The Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities, together with additional information about portfolio holdings disclosure, are available in the Trust’s Statement of Additional Information. In addition, the Manager will post each Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

48	Allianz Multi-Strategy Funds

Financial Highlights

Financial highlights are not available for the Funds because they have only recently commenced operations.

Prospectus	49

Allianz Funds Multi-Strategy Trust

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes.

The SAI includes the Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act of 1940, which is 811-22167.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

[LOGO] Allianz
Global Investors

File No. 811-22167

Allianz Multi-Strategy Funds

INVESTMENT MANAGER

Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISERS

Allianz Global Investors Advisory GmbH, Mainzer Landstrasse 11-13, Frankfurt-am-Main, Germany

Nicholas-Applegate Capital Management LLC, 600 West Broadway, San Diego, CA 92101

RCM Capital Management LLC, 4 Embarcadero Center, San Francisco, CA 94111

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[            ]

LEGAL COUNSEL

Ropes & Gray LLP, One International Place, Boston, MA 02110

Not part of the Prospectus

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated [            ], 2008

to the Prospectus for Class D Shares

Disclosure Relating to All Funds

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the subsection captioned “Redemption Fees” contained in the section entitled “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

“Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

“In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.”

Disclosure Relating to the Allianz NACM International Growth Fund

Effective [            ], 2009, the Allianz Funds Multi-Strategy Trust (the “Trust”) intends to offer Class D shares of a new series, the Allianz NACM International Growth Fund. In connection with this, the following Summary Information relating to the Fund is added to the Summary Information table in the Prospectus:

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
International Stock Funds	Allianz NACM International Growth Fund	Seeks maximum long-term capital appreciation	Equity securities of non-U.S. companies	50-100	All capitalizations

In addition, the Allianz NACM International Growth Fund is added to lists of funds described in the Prospectus, and references to the number of funds described in the Prospectus are changed to refer to six funds, rather than five funds. The Fund Summary for the Allianz NACM International Growth Fund as set forth on the following pages is added to the Prospectus.

Allianz NACM International Growth Fund

Ticker Symbols:

[            ] (Class D)

Principal Investments and Strategies	Investment Objective	Fund Focus	Approximate Primary Capitalization Range
	Seeks maximum long-term capital appreciation	Equity securities of non-U.S. companies	All capitalizations

	Fund Category	Approximate Number of Holdings	Dividend Frequency
	International Growth Stocks	50-100	At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of companies located in countries outside of the United States with above average earnings growth and positioned in strong growth areas. The Fund normally invests at least 75% of its assets in equity securities. The Fund intends to allocate its investments among a number of different countries, ordinarily in more than 10 countries outside of the United States, and will normally invest at least 80% of its assets in non-U.S. securities. The Fund will normally focus its investments in developed non-U.S. countries, but reserves the flexibility to invest in emerging market securities as well. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may also invest in initial public offerings (IPOs).

The portfolio managers focus on a bottom-up, growth-oriented analysis of the financial conditions and competitiveness of individual companies worldwide, and allocate the Fund’s assets among countries that they expect to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes, or when a more attractive investment candidate is available. The portfolio managers expect a high portfolio turnover rate, which may be 200% or more.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The Fund reorganized on [            ], 2009, when the Nicholas-Applegate International Growth Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The Fund did not offer shares corresponding to the Fund’s Class D shares during the periods shown. Performance information in the Average Annual Total Returns table also shows performance of Institutional Class and Class D shares of the Fund. The Fund’s Institutional Class performance is based on historic performance of the NACM Fund’s Class I shares prior to the reorganization noted above, adjusted to reflect the actual management fees and other net expenses of the Fund’s Institutional Class shares. The Class D performance is also based on the NACM Fund’s historical Class I performance, adjusted to reflect the distribution and/or service (12b-1) fees, management fees and other expenses paid by the Fund’s Class D shares. Although Institutional Class and Class D shares would have similar annual returns (because all of the Fund’s shares represent interests in the same portfolio of securities), Class D performance would be lower than the performance of Institutional Class shares of the Fund and Class I shares of the NACM Fund because of the higher expenses paid by Class D shares. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Allianz NACM International Growth Fund (continued)

Calendar Year Total Returns — Institutional Class Shares

More Recent Return Information
[To be added - Bar chart showing International Growth Fund Institutional Class Returns]	1/1/08 – 9/30/08	[ ]	%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

	Highest (9/30/99-12/31/99)	[ ]	%

	Lowest (6/30/02-9/30/02)	-[	]%

Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year		5 Year		10 Year		Fund Inception (12/27/96)(4)
Institutional Class — Before Taxes(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Institutional Class — After Taxes on Distributions(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class D	[ ]	%	[ ]	%	[ ]	%	[ ]	%
MSCI EAFE Index(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Lipper International Multi-Cap Growth Funds Average(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class D shares will vary.

(2)

The Morgan Stanley Capital International Europe Australasia Far East (“MSCI EAFE”) Index is a widely recognized, unmanaged index of issuers located in the countries of Europe, Australia and the Far East. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper International Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges and have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. It does not take into consideration sales charges.

(4)	The NACM Fund began operations on 12/27/96. Index comparisons begin on [12/31/96].

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)	Net Annual Fund Operating Expenses(3)
Class D	0.85%	0.25%	1.46%	2.56%	1.00%	1.56%

(1)

The Fund has adopted a plan for Class D shares in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. The Fund will pay 0.25% per year with respect to assets attributable to Class D under the plan. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of the applicable rules of the Financial Industry Regulatory Authority (“FINRA,” which was formerly the National Association of Securities Dealers, Inc.). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time that the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by the relevant rules of FINRA.

(2)	Other Expenses include 1.00% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending November 30, 2009.
(3)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed 1.56% for Class D shares during the Fund’s initial fiscal year ending November 30, 2009 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Share Class	Year 1		Year 3		Year 5		Year 10
Class D	$	[ ]	$	[ ]	$	[ ]	$	[ ]

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Changes to “Summary of Principal Risks”

In the sub-section captioned “Short Selling Risk,” all references to the “NACM Fund” are replaced with the “NACM Global Equity 130/30 Fund.”

Changes to “Prior Related Performance Information”

The first sentence of the first paragraph is revised to read in its entirety as follows:

“The Funds are newly organized and have little or no performance record of their own (except for the NACM International Growth Fund, for which the performance history of its predecessor fund is presented in this prospectus).”

Changes to “Management of the Funds”

1. The table following the third paragraph of the sub-section captioned “Management Fees” is amended to add the following entry:

Fund	Management Fees
Allianz NACM International Growth Fund	0.85%

2. The fourth paragraph of the sub-section captioned “Management Fees” is revised to reflect that a discussion regarding the basis for the approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and the Allianz NACM International Growth Fund and the sub-advisory agreement between Allianz Global Fund Management and NACM with respect to the Allianz NACM International Growth Fund will be available in the semi-annual report to shareholders for the period ending May 31, 2009.

3. The third entry in the table following the first paragraph of the sub-section captioned “Sub-Advisers” is revised to read in its entirety as follows:

Sub-Adviser	Funds
Nicholas-Applegate Capital Management LLC (“NACM” or “Nicholas-Applegate”) 600 West Broadway San Diego, CA 92101	Allianz NACM Global Equity 130/30 Fund, Allianz NACM International Growth Fund (the “NACM Funds”)

4. The second paragraph in the sub-section captioned “Nicholas-Applegate” is revised to read in its entirety as follows:

“The individuals at Nicholas-Applegate listed below have primary responsibility for the day-to-day management of the noted Funds.”

5. The table following the second paragraph of the sub-section captioned “Nicholas-Applegate” is amended to add the following entry:

Fund	Portfolio Manager	Since	Recent Professional Experience
Allianz NACM International Growth Fund	Horacio A. Valeiras, CFA	2002	Mr. Valeiras is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000, Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

	Pedro V. Marcal	2006	Senior Vice President, Asset Allocation Committee Member and Portfolio Manager for the Nicholas- Applegate Global Equities strategies since 2001. Lead Portfolio Manager for the Nicholas-Applegate Emerging Countries strategies from 1994 until 2001. Prior to joining NACM in 1994, he had 5 years of investment experience with A. B. Laffer, V. A. Canto & Associates, and A-Mark Precious Metals. He graduated from The Anderson School at University of California, Los Angeles with an M.B.A and the University of California, San Diego with a B.A. He has 19 years of investment experience.

6. The third paragraph in the sub-section captioned “Nicholas-Applegate” describing Mr. Valeiras’ role is deleted.

Changes to “How to Buy and Sell Shares”

The second entry in the table following the first paragraph of the sub-section captioned “Redemption Fees” is revised to indicate that the Holding Period of the Allianz NACM International Growth Fund is 30 days.

Changes to “Characteristics and Risks of Securities and Investment Techniques”

1. The first sentence of the first paragraph in the sub-section captioned “Non-U.S. Securities” is revised to read in its entirety as follows:

“The NACM Funds define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, ‘non-U.S. securities’).”

2. In the sub-section captioned “Short Sales,” all references to the “NACM Fund” are replaced with the “NACM Global Equity 130/30 Fund.”

3. A sentence is added to the end of the sub-section captioned “Portfolio Turnover” to read as follows:

“The NACM International Growth Fund is expected to have a high portfolio turnover rate, which may be 200% or more.”

4. The first sentence of the sub-section captioned “New and Smaller-Sized Funds” is revised to read in its entirety as follows:

“The Funds are newly formed and, except for the NACM International Growth Fund, have little or no performance history for investors to evaluate.”

Changes to “Financial Highlights”

The section titled “Financial Highlights” is revised to read in its entirety as follows:

“Financial Highlights are not available for the Allianz RCM Disciplined Equity, Allianz RCM All Horizons, Allianz RCM International Opportunities, Allianz RCM Global Water and Allianz NACM Global Equity 130/30 Funds because they have only recently commenced operations.

“The Financial Highlights table below is intended to help you understand the financial performance of the Institutional Class shares of the NACM International Growth Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The financial information shown below is that of Class I shares of the Nicholas-Applegate International Growth Fund, the NACM International Growth Fund’s predecessor (the “Predecessor Fund”), which reorganized into the NACM International Growth Fund on [            ], 2009. In the absence of such reorganization, the NACM International Growth Fund would not have any financial information to disclose. The Predecessor Fund did not offer Class D shares during the periods shown.

The total returns in the table represent the rate that an investor would have earned or lost on an investment in Institutional Class shares of the NACM International Growth Fund, assuming reinvestment of all dividends and distributions. The performance shown below is better than that which would have been achieved by Class D shares of the Fund because of higher fees and expenses associated with Class D shares. Except as otherwise indicated, this information has been audited by [                    ], an independent registered public accounting firm, whose report, along with the Nicholas-Applegate International

Growth Fund’s financial statements, are included in the March 31, 2008 annual report to shareholders of Nicholas-Applegate Institutional Funds. The information for the period ended September 30, 2008 is included in the Nicholas-Applegate Institutional Fund’s semi-annual report to shareholders, and is unaudited. The Predecessor Fund’s financial statements and the report of independent accountants thereon are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

									Distributions from:
	Net Asset Value, Beginning		Net Investment Income (Loss) (1)		Net Realized and Unrealized Gains (Loss)		Total from Investment Operations		Net Investment Income		Net Realized Capital Gains		Total Distributions
NACM INTERNATIONAL GROWTH

For the year ended:
9/30/2008(5)	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
3/31/2008		22.35		0.17		3.82		3.99		(0.29)		(17.59)		(17.88)
3/31/2007		22.69		0.07		2.86		2.93		(0.07)		(3.20)		(3.27)
3/31/2006		20.47		0.16		6.05		6.21		—		(3.99)		(3.99)
3/31/2005		19.09		0.08		1.72		1.80		—		(0.42)		(0.42)
3/31/2004		12.83		0.30		6.00		6.30		(0.04)		—		(0.04)

						Ratios to Average Net Assets (3)
Net Asset Value, Ending		Total Return (2)		Net Assets, Ending (in 000’s)		Net Investment Income (Loss)		Total Expenses		Expense (Reimbursements)/ Recoupment	Expenses Net of Reimbursement/ Recoupment		Expenses Net of Reimbursement/ Recoupment Offset (4)		Fund’s Portfolio Turnover Rate
$	[ ]	[ ]	%	$	[ ]	[ ]	%	[ ]	%	[ ] %	[ ]	%	[ ]	%	[ ]	%
	8.46	11.37			9,496	1.02		1.38		—	1.38		0.99		113
	22.35	13.80			15,000	(0.30)		1.41		—	1.41		1.14		119
	22.69	33.63			45,889	0.73		1.37		(0.00)	1.37		0.99		167
	20.47	9.49			41,394	0.42		1.39		(0.00)	1.39		1.08		203
	19.09	49.17			51,450	1.35		1.49		(0.04)	1.45		1.19		186

(1)	Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)	Total returns are not annualized for periods less than one year.
(3)	Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses. Such amounts would increase net investment income (loss) ratios had such reductions not occurred.
(4)	Net expenses include certain items not subject to expense reimbursement for periods prior to January 23, 2006.”
(5)	Unaudited.

Allianz Multi-Strategy Funds Prospectus

July 15, 2008 Share Class D

This prospectus describes five mutual funds offered by Allianz Funds Multi-Strategy Trust (the “Trust”). The Funds provide access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and the affiliated investment management organizations which serve as sub-advisers. As of March 31, 2008, Allianz Global Fund Management and its investment management affiliates managed approximately $854.8 billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below lists the investment objectives and compares certain investment characteristics of the Funds. The information contained in the table is for summary purposes only and is qualified in its entirety by reference to the discussion contained in the individual Fund Summaries beginning on page 4. These Fund Summaries also contain other important characteristics of the Funds.

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Blend Stock Fund	Allianz RCM Disciplined Equity Fund	Seeks long-term capital appreciation	Equity securities of U.S. companies	50–80	Greater than $1.5 Billion
Global Stock Fund	Allianz RCM All Horizons Fund	Seeks long-term capital appreciation	Equity securities of companies worldwide	20–45	All capitalizations
International Stock Fund	Allianz RCM International Opportunities Fund	Seeks long-term capital appreciation	Equity securities of non-U.S. companies	40–80	All capitalizations
Sector-Related Stock Fund	Allianz RCM Global Water Fund	Seeks long-term capital appreciation	Equity securities of water-related companies worldwide	25–50	All capitalizations
Alternative Strategies	Allianz NACM Global Equity 130/30 Fund	Seeks long-term capital appreciation	Long and short positions in equity securities of companies worldwide	60–130 Long positions 40–70 Short positions	All capitalizations

Fund Descriptions, Performance and Fees	The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in the Funds begins after the Fund Summaries.

Note for All Funds	It is possible to lose money on investments in the Funds. The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

The Fund Summaries of each Fund should be read independently of one another. How or whether a particular Fund utilizes an investment strategy, technique or instrument should not be inferred from how or whether other Funds are described as utilizing the same investment strategy, technique or instrument in their Fund Summaries. Some of the Funds are subject to capitalization criteria and percentage investment limitations, as discussed in their Fund Summaries. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure” for more information about these limitations.

1	Allianz Multi-Strategy Funds

Allianz NACM Global Equity 130/30 Fund	Ticker Symbol: AGEDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Alternative Strategies	Fund Focus Long and short positions in equity securities of companies worldwide Approximate Number of Holdings 60-130 long positions 40-70 short positions	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objectives by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and equity-related instruments. The Fund invests in a portfolio of securities that is tied economically to a number of different countries throughout the world, one of which may be the United States. Under normal circumstances, the Fund will invest a significant amount of its assets in non-U.S securities and non-U.S. currencies, and may invest without limit in emerging market securities. The Fund will normally hold long positions in securities with an aggregate value of approximately 130% of its net assets and establish short positions in securities with a market value of approximately 30% of its net assets. However, long and short positions held by the Fund may vary over time as market opportunities develop. The Fund intends to reinvest the proceeds of its short sales by taking additional long positions, which will allow the Fund to maintain long positions in excess of 100% of its net assets and result in a form of financial leverage used by the Fund. The Fund will ordinarily take short positions where it does not own the security sold short (or have the immediate right to acquire the security). The Fund’s short selling strategies involve special risks. See “Short Selling Risk.”

In pursuing its investment objective the Fund seeks to capitalize on change by using fundamental research to identify both long and short investment opportunities that provide a diversified exposure to a broad range of U.S. and non-U.S. companies. When the Fund takes a long position, it purchases securities outright. The Fund will take long positions in companies that the portfolio managers expect to exceed market expectations for earnings growth, regardless of country, industry or market capitalization. The intended result is a long portfolio with greater than average growth rates, including companies for which the market has underestimated growth potential. When the Fund takes a short position it sells a security it does not own and settles the sale by borrowing the security from a lender. Short investments are made in companies where negative change is anticipated, on an absolute or relative basis, or to reduce risk in the portfolio. The portfolio managers consider any company with these characteristics regardless of country, industry or market capitalization.

In analyzing specific companies for possible investment, the portfolio managers implement a bottom-up, growth-oriented investment process by focusing on three primary criteria: positive change (or, in the case of possible short positions, negative change) in fundamentals, sustainability (i.e., longevity of the changing fundamentals), and timeliness (i.e., belief that the market will soon respond to the trend). The portfolio managers consider whether to close a particular position when any of those factors materially changes, or when a more attractive investment candidate is available. The portfolio managers expect a high portfolio turnover rate of 200% or more.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Short Selling Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

4	Allianz Multi-Strategy Funds

Allianz NACM Global Equity 130/30 Fund (continued)

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Management Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)	Net Annual Fund Operating Expenses(4)
Class D	1.10%	0.25%	3.05%	4.40%	1.69%	2.71%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund has adopted a plan for Class D shares in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. The Fund will pay 0.25% per year with respect to assets attributable to Class D under the plan. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of the applicable rules of the Financial Industry Regulatory Authority (“FINRA,” which was formerly the National Association of Securities Dealers, Inc.). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time that the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by the relevant rules of FINRA.

(3)

Other Expenses include 1.69% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending November 30, 2008. Other Expenses also include estimates of 0.50% in interest expense on securities sold short and 0.40% in substitute dividend expense on securities sold short for the initial year of the Fund’s operations. The Fund’s actual interest expense and substitute dividend expense on securities sold short may be significantly higher or lower than these estimates due to, among other factors, the actual extent of the Fund’s short positions, the actual dividends paid with respect to securities sold short, and the actual timing of the Fund’s short sale transactions, each of which will vary over time and from time to time. The remainder of Other Expenses (net of the amounts noted above in this footnote) equal 0.46%. Dividend expense on securities sold short refers to paying the value of dividends to the securities’ lenders. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the Fund’s net assets in long positions.

(4)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses, as well as interest expense and substitute dividend expense on securities sold short, but excluding other interest, taxes, extraordinary expenses and certain credits and other expenses, exceed 2.71% for Class D shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Year 1	Year 3
Class D	$274	$841

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus	5

Allianz RCM All Horizons Fund	Ticker Symbol: ARHDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Global Stocks	Fund Focus Equity securities of companies worldwide Approximate Number of Holdings 20-45	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available worldwide. The Fund’s portfolio managers are not constrained by geographic, capitalization or company limitations. The Fund may invest without limit in emerging market securities. The Fund may also invest in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio managers are not constrained by style factors and do not intend to pursue specific benchmark-constrained capital growth or income targets. The portfolio managers select investments on a bottom-up basis from a broad universe, irrespective of market capitalization, geography, sector allocation or investment style. While the strategy may seek to add value through short-term holdings, the portfolio managers typically seek investments with longer time horizons for capital appreciation. In analyzing specific companies for possible investment, the portfolio manager may consider as appropriate the economic and political environment for the region in which each company is located. Investments are not restricted to companies with a record of dividend payments.

The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes. The Fund will typically not reinvest proceeds from sales of securities until a suitable opportunity has been identified and the Fund may also hold a substantial portion of its assets in cash or cash equivalents for significant periods of time. The Fund typically does not utilize currency hedging with respect to equity or cash positions. Separate from its strategy of holding cash prior to reinvestment, the Fund may deviate from its principal strategies in response to unfavorable market and other conditions, by making temporary investments of most or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

In selecting investments, the portfolio managers may seek the input of the firm’s global research platform, regional portfolio managers and single country managers. In addition to traditional research activities, the portfolio manager uses GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

While the Fund typically seeks long-term capital appreciation without relying on leverage or short selling, it may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk	• Credit Risk	• Leveraging Risk
• Issuer Risk	• Currency Risk	• Liquidity Risk
• Equity Securities Risk	• Derivatives Risk	• Management Risk
• Non-U.S. Investment Risk	• Focused Investment Risk	• Smaller Company Risk
• Emerging Markets Risk	• IPO Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

6	Allianz Multi-Strategy Funds

Allianz RCM All Horizons Fund (continued)

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Management Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)	Net Annual Fund Operating Expenses(4)
Class D	0.95%	0.25%	3.89%	5.09%	3.43%	1.66%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund has adopted a plan for Class D shares in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. The Fund will pay 0.25% per year with respect to assets attributable to Class D under the plan. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of the applicable rules of the Financial Industry Regulatory Authority (“FINRA,” which was formerly the National Association of Securities Dealers, Inc.). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time that the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by the relevant rules of FINRA.

(3)	Other Expenses include 3.43% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending November 30, 2008.
(4)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.66% for Class D shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Year 1	Year 3
Class D	$169	$523

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus	7

Allianz RCM Disciplined Equity Fund	Ticker Symbol: ARDDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Blend Stocks	Fund Focus Equity securities of U.S. companies Approximate Number of Holdings 50-80	Approximate Primary Capitalization Range Greater than $1.5 Billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. The Fund will invest primarily in U.S. companies with market capitalizations of at least $1.5 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in companies organized or headquartered in any one non-U.S. country or 10% in emerging market securities). The Fund may invest in initial public offerings (IPOs).

In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow and/or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as he deems appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio manager uses GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

8	Allianz Multi-Strategy Funds

Allianz RCM Disciplined Equity Fund (continued)

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Management Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)	Net Annual Fund Operating Expenses(4)
Class D	0.70%	0.25%	2.69%	3.64%	2.30%	1.34%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund has adopted a plan for Class D shares in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. The Fund will pay 0.25% per year with respect to assets attributable to Class D under the plan. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of the applicable rules of the Financial Industry Regulatory Authority (“FINRA,” which was formerly the National Association of Securities Dealers, Inc.). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time that the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by the relevant rules of FINRA.

(3)	Other Expenses include 2.30% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending November 30, 2008.
(4)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.34% for Class D shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Year 1	Year 3
Class D	$136	$425

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus	9

Allianz RCM Global Water Fund	Ticker Symbols: AWTDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of water-related companies worldwide Approximate Number of Holdings 25-50	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that are represented in one or more of the S&P Global Water Index, the Palisades Water or Global Water Indices or the Janney Water Index (Composite), or that are substantially engaged in water-related activities. The portfolio managers consider “water-related activities” as those commercial activities that relate to the quality or availability of or demand for potable and non-potable water and include but are not necessarily limited to the following: water production, storage, transport and distribution; water supply-enhancing or water demand-reducing technologies and materials; water planning, control and research; water conditioning, such as filtering, desalination, disinfection and purification; sewage and liquid waste treatment; and water delivery-related equipment and technology, consulting or engineering services relating to any of the above-mentioned activities. See “Characteristics and Risks of Securities and Investment Techniques—Investments in the Water-Related Resources Sector” in this Prospectus. The Fund’s portfolio managers are not constrained by capitalization limitations. The Fund invests, under normal circumstances, at least 40% of its total assets in non-U.S. securities, and allocates its investments among securities of issuers in at least eight different countries (including the United States). The Fund may invest in emerging market securities. The Fund may also purchase securities in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio managers select investments on a bottom-up basis irrespective of market capitalization, geography, industry/sector or growth- or value-orientation. In selecting investments for the Fund, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. In analyzing specific companies for possible investment, the portfolio managers may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In selecting investments, the portfolio managers may seek the input of a global research platform, regional portfolio managers and single country managers. In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Focused Investment Risk • Water-Related Risk	• Credit Risk • Currency Risk • Derivatives Risk • Emerging Markets Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

10	Allianz Multi-Strategy Funds

Allianz RCM Global Water Fund (continued)

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Management Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)	Net Annual Fund Operating Expenses(4)
Class D	0.95%	0.25%	0.67%	1.87%	0.27%	1.60%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund has adopted a plan for Class D shares in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. The Fund will pay 0.25% per year with respect to assets attributable to Class D under the plan. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of the applicable rules of the Financial Industry Regulatory Authority (“FINRA,” which was formerly the National Association of Securities Dealers, Inc.). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time that the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by the relevant rules of FINRA.

(3)	Other Expenses include 0.27% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending November 30, 2008.
(4)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, certain credits and other expenses, exceed, 1.60% for Class D shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Year 1	Year 3
Class D	$163	$505

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus	11

Allianz RCM International Opportunities Fund	Ticker Symbol: ARODX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category International Stocks	Fund Focus Equity securities of non-U.S. companies Approximate Number of Holdings 40-80	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available internationally. The Fund primarily invests in companies with market capitalizations in excess of $2 billion, but may invest in companies of any capitalization. Fund holdings normally consist primarily of securities of companies organized or headquartered outside of the United States, and the Fund normally has exposure to at least 5 countries outside of the U.S. The Fund may invest up to 25% of its assets in emerging market securities. The Fund may also invest in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio managers select investments on a bottom-up, company specific basis from within the broad universe of investments. The portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. The portfolio manager may also consider, as appropriate, the economic and political environment for the region in which the company is located.

In selecting investments, the portfolio managers may seek the input of the firm’s global research analysts located worldwide in offices in Frankfurt, London, Tokyo, Hong Kong and San Francisco. In addition to traditional research activities, the portfolio manager uses RCM’s GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. While the Fund may hedge its exposure to foreign currencies, the portfolio managers typically do not engage in active management of currency exposure. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

12	Allianz Multi-Strategy Funds

Allianz RCM International Opportunities Fund (continued)

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Management Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)	Net Annual Fund Operating Expenses(4)
Class D	0.85%	0.25%	2.19%	3.29%	1.73%	1.56%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund has adopted a plan for Class D shares in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. The Fund will pay 0.25% per year with respect to assets attributable to Class D under the plan. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of the applicable rules of the Financial Industry Regulatory Authority (“FINRA,” which was formerly the National Association of Securities Dealers, Inc.). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time that the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by the relevant rules of FINRA.

(3)	Other Expenses include 1.73% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending November 30, 2008.
(4)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.56% for Class D shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Year 1	Year 3
Class D	$159	$493

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus	13

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are summarized alphabetically in this section. Each Fund may be subject to additional principal risks and risks other than those described below or in its Fund Summary because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on an investment in any of the Funds.

Credit Risk	A Fund could lose money if the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral if the Fund engages in securities lending), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk	To the extent that a Fund invests directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk	Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Funds’ use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent that a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund could lose more than the principal amount invested in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk	To the extent that a Fund invests in non-U.S. securities, it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. A Fund may also be subject to this risk if it invests in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

14	Allianz Multi-Strategy Funds

Equity Securities Risk	Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. The Funds also consider depositary receipts to be types of equity securities.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) and may also invest in equity securities of companies that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk	Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers and thus may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on a Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, when a Fund focuses its investments in a certain type of issuer it is particularly vulnerable to events affecting such type of issuer. Also, a Fund may have greater risk because it invests a substantial portion of its assets in a group of industries (or “sectors”). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

IPO Risk	Securities purchased in initial public offerings (IPOs) are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to a Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of any IPOs on the Fund’s performance will generally decrease.

Issuer Risk	The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. A Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of derivatives, short

Prospectus	15

sales, reverse repurchase agreements, and when-issued, delayed-delivery and forward commitment transactions. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions could theoretically be subject to unlimited losses in cases where a Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Fund’s investment returns, resulting in greater losses.

Liquidity Risk	Each Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve the purchase of securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk	Each Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Advisers and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Market Risk	The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. A principal risk of investing in a Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs (e.g., rising oil prices) and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk	To the extent that a Fund invests in non-U.S. securities it may experience more rapid and extreme changes in value than funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. For example, because certain of the Funds may invest a substantial amount of their assets in particular countries, these Funds may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to a Fund’s investment in non-U.S. securities. See “Tax Consequences.”

Short Selling Risk

A Fund may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. As described in its Fund Summary, the NACM Global Equity 130/30 Fund (the “NACM Fund”) intends to engage in short selling as a principal part of its investment program. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will

16	Allianz Multi-Strategy Funds

be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A Fund may engage in short sales where it does not own or have the right to acquire the security sold short at no additional cost (the NACM Fund will ordinarily engage in these types of short sales). A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by the NACM Fund (as well as any other Fund) or short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the NACM Fund and other Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

Smaller Company Risk	The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk	A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund’s after-tax returns. The trading costs and possible tax effects associated with portfolio turnover would adversely affect a Fund’s performance and after-tax returns to investors.

Water-Related Risk	Because the RCM Global Water Fund (for the purposes of this section, the “Fund”) focuses its investments in companies that are substantially engaged in water-related activities, events or factors affecting the sector consisting of companies engaged in such activities (the “water-related resource sector”) will have a greater effect on, and may more adversely affect, the Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries.

Companies in the water-related resource sector may be significantly affected by events relating to international political and economic developments, water conservation, the success of exploration projects, commodity prices and tax and other government regulations. There are substantial differences between the water-related, environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect companies in the water-related resource sector include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the sector.

Companies in the water-related resource sector are susceptible to changes in investment in water purification technology globally, and a slackening in the pace of new infrastructure projects in developing or developed countries may constrain such companies’ ability to grow in global markets. Other reductions in demand for clean water, such as significant decreases in world population or increased availability of potable water in arid regions, may reduce demand for certain products and services provided by companies in the water-related resource sector.

While the water-related resource sector includes established and mature companies, portions of the sector are newly developing and strongly influenced by technological changes. The sector can be significantly affected by the level and volatility of technological change in industries focusing on the quality or availability of or demand for potable and non-potable water. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts by

Prospectus	17

companies in the sector that are focused on developing newer technologies may not result in viable commercial products, and such companies in the sector typically bear high research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Many companies in the sector are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the value of investments in companies in the water-related resource sector tends to be considerably more volatile than that of companies in more established sectors and industries.

Due to its focus on the water-related resource sector, the Fund invests in companies that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to various events and other factors. To the extent it focuses a significant portion of its assets in any particular industry within the water-related resource sector, the Fund is further subject to focused investment risk and is more susceptible to events or factors affecting companies in that particular industry. See “Focused Investment Risk.”

The Fund may also have focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region. Prolonged drought, floods, weather, disease and other natural disasters, as well as war and political instability, may significantly reduce the ability of companies in the water-related resource sector to maintain or expand their operations or their marketing efforts in affected countries or geographic regions. See “Non-U.S. Investment Risk” and “Emerging Markets Risk.”

To the extent the Fund invests in companies that derive substantial revenues from activities outside the water-related resource sector, those investments may be significantly affected by developments in other industries in which such companies are active. See “Equity Securities Risk” and “Market Risk.”

Additional Risks of Investing in the Funds	In addition to the risks described above, the Funds are newly formed and therefore have limited or no history for investors to evaluate. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results.

Prior Related Performance Information

The Funds are newly organized and have little or no performance record of their own. The following tables set forth historical performance information for the institutional accounts managed by Nicholas-Applegate Capital Management LLC (the “NACM Composite”) and by RCM Capital Management LLC (the “RCM Composites” and, together with the NACM Composite, the “Composites”) that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the NACM Global Equity 130/30 Fund, the RCM All Horizons Fund and RCM Disciplined Equity Fund, respectively.

The composite data is provided to illustrate the past performance of Nicholas-Applegate Capital Management LLC (“NACM”) and RCM Capital Management LLC (“RCM”) in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the above-mentioned Funds. The accounts in the Composites are separate and distinct from the Funds; their performance is not intended as a substitute for the Funds’ performance and should not be considered a prediction of the future performance of a Fund or of NACM or RCM.

The Composites’ performance data shown below was calculated in accordance with recognized industry standards, consistently applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. “Net of Fees” figures also reflect the deduction of investment advisory fees. Custodial fees, if any, were not included in the calculation. The Composites include all actual discretionary institutional accounts managed by NACM or RCM for at least one full month that have investment objectives, policies, strategies and risks substantially similar to those of the corresponding Funds. The Composites may include both tax-exempt and taxable accounts and all reinvestment of earnings. The accounts that make up the NACM Composite typically use leverage to gain approximately 130% long exposure and 30% short exposure, consistent with the NACM Global Equity 130/30 Fund’s investment strategies.

18	Allianz Multi-Strategy Funds

Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Monthly returns of the Composite combine the individual accounts’ returns (calculated on a time-weighted rate of return basis that is revalued daily) by asset-weighting each account’s asset value as of the beginning of the month. Annual returns are calculated by geometrically linking the monthly returns. Investors should be aware that the performance information shown below was calculated differently than the methodology mandated by the Securities and Exchange Commission for registered investment companies.

The institutional accounts that are included in the Composites may be subject to lower expenses than the Funds and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Composites may have been less favorable had they been subject to the same expenses as the Funds or had they been regulated as investment companies under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person’s tax status, and the results have not been reduced to reflect any income tax that may have been payable.

Each table below shows the annual total returns for the corresponding Composite, and a broad-based securities market index as of December 31, 2007.

NACM’s Prior Performance of Similar Accounts Relating to the Allianz NACM Global Equity 130/30 Fund

Year	Global Equity 130/30 Composite (Gross of Fees)	Global Equity 130/30 Composite (Net of Fees)	Morgan Stanley Capital International (“MSCI”) All Country World Index
2007(1)	40.23%	38.74%	12.18%

(1)

The composite consisted of a single non-fee-paying account from inception through March 31, 2008. Returns shown that are net of fees impute a management fee of 1.10%, which corresponds to the Fund’s management fee.

More recent return information for the composite, for the period 1/1/08 through 3/31/08, was -9.05% (gross of fees) and -9.31% (net of fees). The index’s return for this period was -9.18%.

RCM’s Prior Performance of Similar Accounts Relating to the Allianz RCM All Horizons Fund

Year	RCM Global Equity Unconstrained Composite (Gross of Fees)	RCM Global Equity Unconstrained Composite (Net of Fees)	Morgan Stanley Capital International (“MSCI”) World Index
Since Inception(1)	25.33%	25.01%	18.30%
2007	30.70%	30.29%	9.57%
2006	39.71%	39.37%	20.65%
2005	11.46%	11.20%	10.03%
2004	18.22%	17.93%	15.25%
2003	29.99%	29.66%	33.76%

(1)	Annualized since inception 9/30/2002 through 12/31/2007.

More recent return information for the composite, for the period 1/1/08 through 3/31/08, was -7.20% (gross of fees) and -9.08% (net of fees). The index’s return for this period was -8.95%.

RCM’s Prior Performance of Similar Accounts Relating to the Allianz RCM Disciplined Equity Fund

Year	RCM Disciplined U.S. Core Composite (Gross of Fees)	RCM Disciplined U.S. Core Composite (Net of Fees)	S&P 500 Index
Since Inception(1)	13.68%	13.31%	11.88%
2007	11.52%	11.16%	5.49%
2006	15.68%	15.28%	15.79%
2005	12.54%	12.10%	4.91%
2004	13.13%	12.69%	10.88%
2003	27.13%	26.73%	28.68%
2002	-23.88%	-24.16%	-22.10%
2001	-6.52%	-6.95%	-11.89%

Prospectus	19

Year	RCM Disciplined U.S. Core Composite (Gross of Fees)	RCM Disciplined U.S. Core Composite (Net of Fees)	S&P 500 Index
2000	5.52%	5.04%	-9.10%
1999	28.68%	28.15%	21.04%
1998	25.73%	25.21%	28.58%

(1)	Annualized since inception 1/31/1994 through 12/31/2007.

More recent return information for the composite, for the period 1/1/08 through 3/31/08, was -7.64% (gross of fees) and -7.70% (net of fees). The index’s return for this period was -9.44%.

Management of the Funds

Investment Manager	Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for the Funds. Subject to the supervision of the Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Manager is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Manager provides investment management and advisory services to open-end mutual funds and closed-end funds. The Manager is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of March 31, 2008, the Manager and its investment management affiliates had approximately $854.8 billion in assets under management.

The Manager has retained investment management firms (“Sub-Advisers”) to manage each Fund’s investments. See “Sub-Advisers” below. The Manager may retain affiliates to provide various administrative and other services required by the Funds.

Management Fees	Each Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Advisers in return for their services.

In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.

The Funds commenced operations during the current fiscal year, and they have agreed to pay monthly management fees to the Manager at the following annual rates (stated as a percentage of average daily net assets):

Fund	Management Fees
Allianz NACM Global Equity 130/30 Fund	1.10%
Allianz RCM All Horizons Fund	0.95%
Allianz RCM Disciplined Equity Fund	0.70%
Allianz RCM Global Water Fund	0.95%
Allianz RCM International Opportunities Fund	0.85%

A discussion regarding the basis for the approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and each Fund, the sub-advisory agreements between Allianz Global Fund Management and RCM and Allianz Global Fund Management and NACM, and the portfolio management agreements between RCM and AGIA with respect to the Allianz RCM All Horizons, Allianz RCM Global Water and Allianz RCM International Opportunities Funds will be available in the annual report to shareholders for the fiscal year ending November 30, 2008 or (in the case of Allianz RCM Global Water Fund) in the semi-annual report to shareholders for the period ending May 31, 2008.

20	Allianz Multi-Strategy Funds

Sub-Advisers	The Sub-Advisers have or share full investment discretion and responsibility for all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Manager and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

Sub-Adviser*	Fund(s)
RCM Capital Management LLC (“RCM”) 4 Embarcadero Center San Francisco, CA 94111	Allianz RCM All Horizons Fund, Allianz RCM Disciplined Equity Fund, Allianz RCM Global Water Fund, Allianz RCM International Opportunities Fund (the “RCM Funds”)
Allianz Global Investors Advisory GmbH (“AGIA”) Mainzer Landstrasse 11-13 Frankfurt-am-Main, Germany	Allianz RCM All Horizons Fund, Allianz RCM Global Water Fund, Allianz RCM International Opportunities Fund
Nicholas-Applegate Capital Management LLC (“NACM” or “Nicholas-Applegate”) 600 West Broadway San Diego, CA 92101	Allianz NACM Global Equity 130/30 Fund
*	Each Sub-Adviser is affiliated with the Manager.

The following provides additional information about each Sub-Adviser and the individual portfolio manager(s) who have or share primary responsibility for managing the Funds’ investments. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage.

RCM and AGIA	RCM is responsible for managing, either directly or through other investment advisers selected by it, the investment of each RCM Fund’s assets, subject to the general oversight and supervision of the Manager and the Board of Trustees. RCM is located at 4 Embarcadero Center, San Francisco, California 94111. RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. RCM is part of the RCM Group, a global investment organization consisting of separate affiliated entities, owned by Allianz SE, which are located in key financial centers, including San Francisco, London, Frankfurt, Hong Kong, Sydney and Tokyo. As of March 31, 2008, these affiliated entities collectively advised or managed approximately $156.6 billion, including $18.4 billion managed by RCM in San Francisco.

RCM has, in turn, retained its affiliated investment management firm, AGIA, to conduct day-to-day management of the Allianz RCM All Horizons, Allianz RCM Global Water and Allianz RCM International Opportunities Funds (RCM and AGIA being referred to, collectively, with respect to each such Fund, as the “Sub-Adviser”). Pursuant to the terms of its portfolio management agreement with RCM, AGIA has full investment discretion and makes all determinations with respect to the investment of each applicable Fund’s assets, subject to the general supervision of RCM, the Manager and the Board of Trustees. AGIA’s principal place of business is Mainzer Landstrasse 11-13, Frankfurt-am-Main, Germany, although it also has portfolio managers, analysts, compliance and other personnel under its supervision based in London, England. AGIA was established in 1990, and provides advisory services to high net worth clients and pooled products. As of March 31, 2008, AGIA managed approximately $27.6 billion, principally for clients located in Europe. Although AGIA has been registered as an investment management company in Germany since 1990, it only recently registered as an investment adviser in the United States and has limited experience managing U.S. registered investment companies.

The portfolio managers and analysts of RCM and AGIA are part of the RCM Group, and they have access to and share proprietary research information developed by a team of 69 analysts strategically positioned in the RCM Group’s offices worldwide as of March 31, 2008.

The individuals at RCM listed below have or share primary responsibility for managing the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience
Allianz RCM All Horizons Fund	Paul Schofield*	2008 (Inception)	Director, Global Equity Fund Management Team, RCM London. Prior to joining RCM in 1998, he was a portfolio administrator at Flemings. He graduated from the University of Portsmouth in 1996 with a BA (Hons) in Financial Services. He has 12 years of investment industry experience.

	Lucy MacDonald, ASIP*	2008 (Inception)	CIO of Global Equities, RCM London. Prior to joining RCM in 2001, she was a Director and Senior Portfolio Manager at Baring Asset Management. She graduated from Bristol University in 1984, and is an Associate of the Society of Investment Professionals (ASIP). She has 22 years of investment industry experience.

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Fund	Portfolio Manager	Since	Recent Professional Experience
Allianz RCM Disciplined Equity Fund	Seung H. Minn, CFA	2008 (Inception)	CIO, U.S. Systematic Equities. Prior to joining RCM in 1998, he was a Senior Vice President and Head of International Quantitative Research at Putnam Investments in Boston. He received a B.S.E. in Civil Engineering and Operations Research from Princeton University, is a CFA charterholder, and is a member of the CFA Institute and the Security Analysts of San Francisco. He has 19 years of investment industry experience.

Allianz RCM Global Water Fund	Bozena Jankowska*	2008 (Inception)	Vice President and Head of Sustainability Research at AGIA and RCM (UK) Ltd. (“RCM (UK)”). Ms. Jankowska joined AGIA in 2006 and RCM (UK) in 2000 in her current role. She is based in London and heads the firm’s Sustainable Research team in London. She is responsible for RCM (UK)’s sustainable investment policy and strategy, and serves as lead portfolio manager of a suite of EcoTrendsSM investment products. Prior to joining RCM (UK), she worked for the construction firm, John Laing Plc as their Business and Environment Adviser. She graduated from the University of Sussex with a B.Sc. (Hons) in Environmental Science and earned an M.Sc. in Environmental Technology with Distinction, from Imperial College of Science, Technology and Medicine, specializing in Business and Environment. She has 7 years of investment industry experience.

	Andreas Fruschki*	2008 (Inception)	Research Associate, European Healthcare Team at AGIA and RCM (Frankfurt). Prior to joining RCM (Frankfurt) in 2005, he was a legal trainee with positions at the Berlin Supreme Court, PricewaterhouseCoopers, the German Chamber of Commerce and Berlin’s City Development Department. He graduated with distinction from the MBA program at the University of Western Sydney in 2005. Prior to this, he obtained his law degree from Humboldt University in Berlin, and is a juristischer Assessor (solicitor). He has 2 years of investment industry experience.

Allianz RCM International Opportunities Fund	Matthew Bowyer, CFA*	2008 (Inception)	Director, Global Equity Fund Management Team, RCM London. Prior to joining RCM in 2004, he was a consultant to the CIO of BNP Paribas Asset Management and previously he worked at Citigroup Asset Management from 1985 until 2002 where he was responsible for over $4 billion in global, EAFE and global sector mandates. He graduated from Harvard College in 1981 with a BA in Economics and the London School of Economics in 1982 with an MSc in Economics. He has 23 years of investment industry experience.

	Lucy MacDonald, ASIP*	2008 (Inception)	See above.

*	Individuals have joint responsibility for the day-to-day management of the Fund.

Nicholas-Applegate	Organized in 1984, Nicholas-Applegate provides advisory services primarily to mutual funds, closed-end funds and institutional accounts. NACM is located at 600 West Broadway, San Diego, CA 92101. As of March 31, 2008, Nicholas-Applegate had approximately $13.1 billion in assets under management.

The individual at Nicholas-Applegate listed below has primary responsibility for the day-to-day management of the Allianz NACM Global Equity 130/30 Fund.

Fund	Portfolio Manager	Since	Recent Professional Experience
Allianz NACM Global Equity 130/30 Fund	Pedro V. Marcal	2008 (Inception)	Senior Vice President, Asset Allocation Committee Member and Portfolio Manager for the Nicholas-Applegate Global Equities strategies since 2001. Lead Portfolio Manager for the Nicholas-Applegate Emerging Countries strategies from 1994 until 2001. Prior to joining NACM in 1994, he had 5 years of investment experience with A. B. Laffer, V. A. Canto & Associates, and A-Mark Precious Metals. He graduated from The Anderson School at University of California, Los Angeles with a M.B.A and the University of California, San Diego with a B.A. He has 19 years of investment experience.

In addition to the person listed above, Horacio A. Valeiras, CFA, is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm, including those performed for the NACM Global Equity 130/30 Fund. He is also a Portfolio Manager for the NACM International Growth portfolios and a member of the NACM Executive Committee. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000 Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has 19 years of investment management experience.

Manager/ Sub-Adviser Relationship

Shareholders of each Fund have granted approval to the Manager to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval, subject to the conditions of an exemptive order granted by the Securities and Exchange Commission (the “Exemptive Order”) with respect to certain other open-end funds within the Allianz family of funds. One of the conditions requires the Board of Trustees to approve any such agreement. Currently the Exemptive Order does

22	Allianz Multi-Strategy Funds

not apply to the Trust. In addition, the Exemptive Order currently does not apply to sub-advisory agreements with an affiliate of the Manager, unless that affiliate is wholly-owned by Allianz. Because RCM and AGIA are not wholly-owned by Allianz, the Exemptive Order, even if applicable to the Trust, would not apply to Funds sub-advised by RCM or AGIA. However, the Trust and the Manager may seek further exemptive or no-action relief in order to permit the Trust to rely on the terms of the Exemptive Order. If the Trust becomes able to rely on the terms of the Exemptive Order, the Manager would have the responsibility, subject to the ultimate responsibility of the Board of Trustees, to oversee each Fund’s sub-advisers and to recommend their hiring, termination and replacement.

Distributor	The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Manager. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

12b-1 Plan for Class D Shares	The Funds have adopted a servicing plan for their Class D shares in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Funds pay to the Distributor up to 0.25% per annum of each Fund’s average daily net assets attributable to Class D shares as compensation in respect of services in connection with the distribution of Class D shares or the provision of shareholder services. Based on the types of services that are expected to be provided in respect of Class D shares, each Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of FINRA. Some or all of the activities for which these servicing fees are paid may be deemed to be primarily intended to result in the sale of Class D shares. Because Rule 12b-1 fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Arrangements with Financial Service Firms	Some or all of the servicing fees described above are paid to the broker, dealer or financial advisor (collectively, “financial service firms” or “financial firms”) through which you purchase your shares. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial service firms include brokers, dealers, insurance companies and banks.

Pursuant to arrangements with the Distributor, selected financial service firms provide varying investment products, programs or accounts through which their clients may purchase and redeem Class D shares of the Funds. These firms generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by client accounts, and may arrange with their clients for other investment or administrative services. Financial service firms typically have omnibus accounts and similar arrangements with the Trust and are paid for providing sub-transfer agency and other administrative and shareholder services. Such services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Each Fund may pay for these services directly or indirectly at an annual rate generally not to exceed 0.35% (up to 0.25% of which may be paid by each Fund under the Rule 12b-1 Plan for Class D shares described above) of each Fund’s average daily net assets attributable to its Class D shares and purchased through a particular firm for its clients, although payments with respect to shares in retirement plans are often higher. These amounts would be in addition to amounts paid to the Trust’s transfer agents or other service providers for Class D shares. These payments may be material to financial service firms relative to other compensation paid by the Funds and/or the Distributor, the Manager and their affiliates and may be in addition to other fees, such as the revenue sharing or “shelf space” fees described below. The payments described above may be greater or less than amounts paid by the Funds to the Trust’s transfer agents for providing similar services to other accounts. The Distributor and the Manager do not audit the financial service firms to determine whether they are providing the services for which they are receiving such payments.

In addition to the payments described above, the Distributor, the Manager and their affiliates (for purposes of this sub-section only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms through which Fund shares are sold. These additional payments are made as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and

Prospectus	23

furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other funds of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in a Fund and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds or other Allianz-sponsored funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for each Fund’s portfolio, the Trust, the Manager and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

Regulatory and Litigation Matters	In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of certain open-end funds not in the Trust and advised by the Manager. PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of these settlements alleged that any inappropriate activity took place with respect to the Fund. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, certain affiliated investment companies, and certain current and former trustees of the above-referenced Allianz funds have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been

24	Allianz Multi-Strategy Funds

transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management, the Sub-Advisers and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management’s, the Sub-Advisers’ or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, the Sub-Advisers or AGID to perform their respective contracts with respect to the Funds.

How Fund Shares are Priced

The net asset value per share (“NAV”) of a Fund’s Class D shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, a Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), a Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

A Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). A Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. Each Fund is currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. A Fund’s use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, a Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data

Prospectus	25

reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General Information	•

Financial Service Firms.  Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. Such sub-transfer agency or other administrative services and related payments are described in more detail above under “Management of the Funds—Arrangements with Financial Services Firms.” Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your financial service firm for information.

This Prospectus should be read in connection with your firm’s materials regarding its fees and services.

•

Calculation of Share Price and Redemption Payments.  When you buy or sell (redeem) Class D shares of a Fund, you pay or receive a price equal to the NAV of the shares, subject to any Redemption Fees, as discussed below under “Redemption Fees.” NAVs are ordinarily determined at the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day’s NAV).

Buying Shares	Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms” above.

26	Allianz Multi-Strategy Funds

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-800-426-0107 for information about other investment options.

Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust’s transfer agent for Class D shares, PFPC, Inc., will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-800-426-0107 for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

An investor should invest in the Funds for long-term investment purposes only. The Trust and the Manager each reserves the right to refuse purchases if, in the judgment of the Trust or the Manager, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and the Manager each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Investment Minimums	The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$5,000	$100

Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Minimum Account Size	Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. Accounts with balances of $2,500 or less may be charged an annual fee of $16. This fee may be deducted in quarterly installments from the below-minimum account and paid to the Manager. In addition, if your balance for any Fund remains below the minimum for three months or longer, the Manager has the right (except in the case of employer-sponsored retirement accounts) to cause the redemption of your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your accounts with the Trust, Allianz Funds and PIMCO Funds exceeds $50,000.

Exchanging Shares

Except as provided below or in the applicable fund’s prospectus(es), you may exchange your Class D shares of any Fund for Class D shares of any other fund of the Trust, Allianz Funds or PIMCO Funds that offers Class D shares. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Funds within the applicable Holding Period will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Unless subject to a Redemption Fee, shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. An investor may exchange shares only with respect to Funds that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital

Prospectus	27

gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market-timing” strategies may be deemed by the Manager to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class D shares. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners.

Abusive Trading Practices	The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since many of Funds intend to invest in non-U.S. securities, it may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, securities of issuers located in emerging markets or any high yield or other securities that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of a Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the NAV of the fund’s shares, that fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” above for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in

28	Allianz Multi-Strategy Funds

share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners. This makes it more difficult for the Fund to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Selling Shares	You can sell (redeem) Class D shares through your financial service firm on any day the New York Stock Exchange is open. Unless eligible for a waiver, shareholders who redeem shares of the Funds within the applicable Holding Period will be subject to a Redemption Fee of 2.00% of the NAV of the shares redeemed. See “Redemption Fees” below. You do not pay any other fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-800-426-0107 for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions In Kind	The Trust has agreed to redeem shares of the Funds solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees	Investors in Class D shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the NAV of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 7 or 30 days (depending on the length of the applicable Fund’s Holding Period) after their acquisition, including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Holding Period
Fund	7 days	30 days
Allianz RCM Disciplined Equity Fund	•
Allianz NACM Global Equity 130/30, Allianz RCM All Horizons, Allianz RCM Global Water and Allianz RCM International Opportunities Funds		•

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption

Prospectus	29

Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 30-day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Manager, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee.  The Funds may be limited in its ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for the Funds to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares held through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold Fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully reduce or eliminate excessive short-term trading in shares of the Funds, or fully insulate Fund shareholders from associated costs or other dilution of the value of Fund shares. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Funds may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.”

Waivers of Redemption Fees.  The Funds have elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;
•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

30	Allianz Multi-Strategy Funds

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by the Manager or its affiliates; and
•	otherwise as the Manager or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of a Fund where the entirety of the proceeds of such redemption is immediately invested in another share class of the same Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a redemption fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Verification of Identity	To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

1.    Name.

2.    Date of birth (for individuals).

3.    Residential or business street address.

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Prospectus	31

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents	To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents please contact your financial service firm. Within 30 days after receipt of your request your financial service firm will begin sending you individual copies.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. The Funds intend to declare and distribute income dividends to shareholders of record at least annually. In addition, the Funds distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. The amounts of the Funds’ distributions to shareholders may vary from period to period.

You can choose from the following distribution options:

•	Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option or as described below.
•

Invest all distributions in Class D shares of any other fund of the Trust, Allianz Funds or PIMCO Funds that offers Class D shares at NAV. You must have an account existing in the Fund selected for investment with the identical registered name. This option must be elected when your account is set up.

•	Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your financial service firm or call the Distributor at 1-888-877-4626.

Tax Consequences

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

•

Taxes on Fund Distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long a Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than 12 months over net short-term capital losses) that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that a Fund owned for 12 months or less generally will be taxable to you at ordinary income rates.

32	Allianz Multi-Strategy Funds

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to you, up to the amount of your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Funds as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

•

Taxes When You Sell (Redeem) or Exchange Your Shares.  Any gain resulting from the sale of Fund shares generally will be subject to federal income tax. When you exchange shares of a Fund for shares of another fund, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

•

A Note on the Allianz NACM Global Equity 130/30 Fund.  The Allianz NACM Global Equity 130/30 Fund engages to a significant extent in short sales and is expected to have a high portfolio turnover rate. The Fund’s short sale transactions generally will increase the portion of the Fund’s distributions that are taxable to you as ordinary income. In addition, the Fund’s high portfolio turnover rate may result in greater taxable distributions to you, regardless of whether your Fund shares have increased in value.

•

A Note on Non-U.S. Investments.  A Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at year end consists of securities of foreign corporations, the Fund may be able to pass through to you a deduction or credit for foreign taxes paid by the Fund. A Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

•

Backup Withholding.  A Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate is 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to U.S. federal income tax consequences to U.S. persons of investing in the Funds; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital gains distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Manager, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Prospectus	33

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund’s portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio managers have placed on it.

Companies that a Fund’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations	Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings

Securities purchased in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs

34	Allianz Multi-Strategy Funds

may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of any IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities	The NACM Fund defines non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). The RCM Funds consider non-U.S. securities to include the following types of equity and equity-related instruments (together, for these purposes, “non-U.S. securities”): securities of companies that derive at least 50% of their total profits or revenue from, or maintain at least 50% of their assets in, countries outside of the U.S. and that in addition are either organized or headquartered outside the U.S., have securities that are principally traded outside the U.S., or, in the case of other investment companies, invest primarily in such non-U.S. securities as defined in this paragraph. The Sub-Advisers expect that the Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, the Funds may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when the Sub-Advisers believe that such securities are not publicly traded either in the U.S. or non-U.S. markets.

Each Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. ADRs, EDRs and GDRs are considered by the Funds to be types of equity securities.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for a Fund that invests in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign currency exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. See “Foreign Currencies” below.

Emerging Market Securities	Each Fund may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Countries with “emerging market” economies are those with securities markets that are, in the opinion of the Sub-Advisers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Funds with percentage limitations on investments in emerging market securities calculate those limitations by defining “emerging market securities” as securities issued by companies organized or headquartered in emerging market countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

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Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions.  The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A Fund may also invest in a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase Fund exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that a Fund engages in foreign currency transactions, it will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Derivatives	Each Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Advisers may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that a Fund may buy, sell or otherwise utilize include, among others, call and put option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap

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agreements with respect to, among other underliers, securities, indices, interest rates and currencies. A description of these and other derivative instruments that a Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by a Fund.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a Fund will segregate assets determined to be liquid by the Manager or the Sub-Advisers in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be increased by the writing of uncovered or “naked” options.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If the Sub-Advisers incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may increase or accelerate the amount of ordinary income recognized by its shareholders. Derivative instruments are also subject to the risk of ambiguous documentation.

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There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Related Instruments	Each Fund may invest in equity-related instruments. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “—Common Stocks and Other Equity Securities” above. To the extent that a Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, a Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objectives when they do so. The Funds may maintain a portion of their assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities	As used in this Prospectus, the term “fixed income securities” includes, but is not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Funds may invest in derivatives based on fixed income securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities

Securities rated below investment grade, i.e., lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Ratings Services (“S&P”), or unrated securities determined by the Sub-Advisers to be of comparable quality, are sometimes referred to as “high yield” securities or “junk bonds.”

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Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to each Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities	The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s and S&P. Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Funds will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager and the Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if their Sub-Advisers determine that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities	Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price

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approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities.  “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Each Fund may lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Funds’ assets. The Funds do not currently have a program in place pursuant to which they may lend portfolio securities. However, they may establish such a program in the future. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

Short Sales	A Fund may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. As described in its Fund Summary, the NACM Fund intends to engage in short selling as a principal part of its investment program. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until the Fund replaces a borrowed security, the Fund is required to maintain during the period of the short sale the short sales proceeds that the broker holds and any additional assets the lending broker requires as collateral. The Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The NACM Fund will ordinarily (and other Funds may) engage in short sales which are not “against the box,” which involve additional risks. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by the NACM Fund (as well as any other Fund) or short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the NACM Fund and other Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

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When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that a Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which a Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings	Each Fund may enter into reverse repurchase agreements, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings will create leveraging risk for a Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, a Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Illiquid Securities	Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Advisers may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Real Estate Investment Trusts	The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent that a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Prospectus	41

Investment in Other Investment Companies	Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of a Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, a Fund may invest in shares of investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Portfolio Turnover	The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the funds’ previous and current investment objectives and policies and portfolio management strategies. The NACM Global Equity 130/30 Fund is expected to have relatively high portfolio turnover as a result of its short selling.

Changes in Investment Objectives and Policies	The investment objective of each of the Funds described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, the Funds may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each of the NACM Global Equity 130/30, RCM Disciplined Equity, and RCM Global Water Funds has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of the Fund Summary unless the Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller -Sized Funds	The Funds are newly formed and therefore have little or no performance history for investors to evaluate. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ relatively small size, have a disproportionate impact on the Funds’ performance results.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants, derivatives or other structured products.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. In addition, the RCM Funds may use GrassrootsSM Research in addition to their traditional research activities. GrassrootsSM Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers.

42	Allianz Multi-Strategy Funds

These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the RCM Funds. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Manager or a Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities.

Portfolio Holdings	The Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities, together with additional information about portfolio holdings disclosure, are available in the Trust’s Statement of Additional Information. In addition, the Manager will post each Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

Prospectus	43

Financial Highlights

Financial highlights are not available for the Funds because they have only recently commenced operations.

44	Allianz Multi-Strategy Funds

Allianz Funds Multi-Strategy Trust

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-888-877-4626, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may also contact your financial service firm for additional information.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act of 1940, which is 811-22167.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

File No. 811-22167

Allianz Multi-Strategy Funds

INVESTMENT MANAGER

Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISERS

Allianz Global Investors Advisory GmbH, Mainzer Landstrasse 11-13, Frankfurt-am-Main, Germany

Nicholas-Applegate Capital Management LLC, 600 West Broadway, San Diego, CA 92101

RCM Capital Management LLC, 4 Embarcadero Center, San Francisco, CA 94111

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[            ]

LEGAL COUNSEL

Ropes & Gray LLP, One International Place, Boston, MA 02110

Not part of the Prospectus

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated [            ], 2008

to the Prospectus for Class P Shares

Disclosure Relating to All Funds

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the section entitled “Purchases, Redemptions and Exchanges” is revised to read, in its entirety, as follows:

“Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

“In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.”

Disclosure Relating to the Allianz NACM International Growth Fund

Effective [            ], 2009, the Allianz Funds Multi-Strategy Trust (the “Trust”) intends to offer Class P shares of a new series, the Allianz NACM International Growth Fund. In connection with this, the following Summary Information relating to the Fund is added to the Summary Information table in the Prospectus:

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
International Stock Funds	Allianz NACM International Growth Fund	Seeks maximum long-term capital appreciation	Equity securities of non-U.S. companies	50-100	All capitalizations

In addition, the Allianz NACM International Growth Fund is added to lists of funds described in the Prospectus, and references to the number of funds described in the Prospectus are changed to refer to six funds, rather than five funds. The Fund Summary for the Allianz NACM International Growth Fund as set forth on the following pages is added to the Prospectus.

Allianz NACM International Growth Fund

Ticker Symbols:

[            ] (Class P)

Principal Investments and Strategies	Investment Objective	Fund Focus	Approximate Primary Capitalization Range
	Seeks maximum long-term capital appreciation	Equity securities of non-U.S. companies	All capitalizations

	Fund Category	Approximate Number of Holdings	Dividend Frequency
	International Growth Stocks	50-100	At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of companies located in countries outside of the United States with above average earnings growth and positioned in strong growth areas. The Fund normally invests at least 75% of its assets in equity securities. The Fund intends to allocate its investments among a number of different countries, ordinarily in more than 10 countries outside of the United States, and will normally invest at least 80% of its assets in non-U.S. securities. The Fund will normally focus its investments in developed non-U.S. countries, but reserves the flexibility to invest in emerging market securities as well. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may also invest in initial public offerings (IPOs).

The portfolio managers focus on a bottom-up, growth-oriented analysis of the financial conditions and competitiveness of individual companies worldwide, and allocate the Fund’s assets among countries that they expect to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes, or when a more attractive investment candidate is available. The portfolio managers expect a high portfolio turnover rate, which may be 200% or more.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The Fund reorganized on [            ], 2009, when the Nicholas-Applegate International Growth Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The Fund did not offer shares corresponding to the Fund’s Class P shares during the periods shown. Performance information in the Average Annual Total Returns table also shows performance of Institutional Class and Class P shares of the Fund. The Fund’s Institutional Class performance is based on historic performance of the NACM Fund’s Class I shares prior to the reorganization noted above, adjusted to reflect the actual management fees and other net expenses of the Fund’s Institutional Class shares. The Class P performance is also based on the NACM Fund’s historical Class I performance, adjusted to reflect the management fees and other expenses paid by the Fund’s Class P shares. Although Institutional Class and Class P shares would have similar annual returns (because all of the Fund’s shares represent interests in the same portfolio of securities), Class P performance would be lower than the performance of Institutional Class shares of the Fund and Class I shares of the NACM Fund because of the lower expenses paid by Institutional Class shares of the Fund and Class I shares of the NACM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Allianz NACM International Growth Fund (continued)

Calendar Year Total Returns — Institutional Class Shares

More Recent Return Information
[To be added - Bar chart showing International Growth Fund Institutional Class Returns]	1/1/08 – 9/30/08	[ ]	%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

	Highest (9/30/99-12/31/99)	[ ]	%

	Lowest (6/30/02-9/30/02)	-[ ]	%

Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year		5 Year		10 Year		Fund Inception (12/27/96)(4)
Institutional Class — Before Taxes(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Institutional Class — After Taxes on Distributions(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class P	[ ]	%	[ ]	%	[ ]	%	[ ]	%
MSCI EAFE Index(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Lipper International Multi-Cap Growth Funds Average(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class P shares will vary.

(2)

The Morgan Stanley Capital International Europe Australasia Far East (“MSCI EAFE”) Index is a widely recognized, unmanaged index of issuers located in the countries of Europe, Australia and the Far East. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper International Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges and have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. It does not take into consideration sales charges.

(4)	The NACM Fund began operations on 12/27/96. Index comparisons begin on [12/31/96].

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class P shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Net Annual Fund Operating Expenses(2)
Class P	0.85%	None	1.45%	2.30%	1.00%	1.30%

(1)

Other Expenses include 1.00% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending November 30, 2009. Other Expenses also include 0.10% attributable to a Service Fee, which is paid to service agents for providing certain services with respect to Class P shares. See “Investment Options—Class P shares.”

(2)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed 1.30% for Class P shares during the Fund’s initial fiscal year ending November 30, 2009 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class P shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class P shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Share Class	Year 1		Year 3		Year 5		Year 10
Class P	$	[ ]	$	[ ]	$	[ ]	$	[ ]

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Changes to “Summary of Principal Risks”

In the sub-section captioned “Short Selling Risk,” all references to the “NACM Fund” are replaced with the “NACM Global Equity 130/30 Fund.”

Changes to “Prior Related Performance Information”

The first sentence of the first paragraph is revised to read in its entirety as follows:

“The Funds are newly organized and have little or no performance record of their own (except for the NACM International Growth Fund, for which the performance history of its predecessor fund is presented in this prospectus).”

Changes to “Management of the Funds”

1. The table following the third paragraph of the sub-section captioned “Management Fees” is amended to add the following entry:

Fund	Management Fees
Allianz NACM International Growth Fund	0.85%

2. The fourth paragraph of the sub-section captioned “Management Fees” is revised to reflect that a discussion regarding the basis for the approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and the Allianz NACM International Growth Fund and the sub-advisory agreement between Allianz Global Fund Management and NACM with respect to the Allianz NACM International Growth Fund will be available in the semi-annual report to shareholders for the period ending May 31, 2009.

3. The third entry in the table following the first paragraph of the sub-section captioned “Sub-Advisers” is revised to read in its entirety as follows:

Sub-Adviser	Funds
Nicholas-Applegate Capital Management LLC (“NACM” or “Nicholas-Applegate”) 600 West Broadway San Diego, CA 92101	Allianz NACM Global Equity 130/30 Fund, Allianz NACM International Growth Fund (the “NACM Funds”)

4. The second paragraph in the sub-section captioned “Nicholas-Applegate” is revised to read in its entirety as follows:

“The individuals at Nicholas-Applegate listed below have primary responsibility for the day-to-day management of the noted Funds.”

5. The table following the second paragraph of the sub-section captioned “Nicholas-Applegate” is amended to add the following entry:

Fund	Portfolio Manager	Since	Recent Professional Experience
Allianz NACM International Growth Fund	Horacio A. Valeiras, CFA	2002	Mr. Valeiras is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000, Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

	Pedro V. Marcal	2006	Senior Vice President, Asset Allocation Committee Member and Portfolio Manager for the Nicholas- Applegate Global Equities strategies since 2001. Lead Portfolio Manager for the Nicholas-Applegate Emerging Countries strategies from 1994 until 2001. Prior to joining NACM in 1994, he had 5 years of investment experience with A. B. Laffer, V. A. Canto & Associates, and A-Mark Precious Metals. He graduated from The Anderson School at University of California, Los Angeles with an M.B.A and the University of California, San Diego with a B.A. He has 19 years of investment experience.

6. The third paragraph in the sub-section captioned “Nicholas-Applegate” describing Mr. Valeiras’ role is deleted.

Changes to “Purchases, Redemptions and Exchanges”

The second entry in the table following the bulleted paragraph captioned “Redemption Fees” in the sub-section captioned “Purchasing Shares” is revised to indicate that the Holding Period of the Allianz NACM International Growth Fund is 30 days.

Changes to “Characteristics and Risks of Securities and Investment Techniques”

1. The first sentence of the first paragraph in the sub-section captioned “Non-U.S. Securities” is revised to read in its entirety as follows:

“The NACM Funds define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, ‘non-U.S. securities’).”

2. In the sub-section captioned “Short Sales,” all references to the “NACM Fund” are replaced with the “NACM Global Equity 130/30 Fund.”

3. A sentence is added to the end of the sub-section captioned “Portfolio Turnover” to read as follows:

“The NACM International Growth Fund is expected to have a high portfolio turnover rate, which may be 200% or more.”

4. The first sentence of the sub-section captioned “New and Smaller-Sized Funds” is revised to read in its entirety as follows:

“The Funds are newly formed and, except for the NACM International Growth Fund, have little or no performance history for investors to evaluate.”

Changes to “Financial Highlights”

The section titled “Financial Highlights” is revised to read in its entirety as follows:

“Financial Highlights are not available for the Allianz RCM Disciplined Equity, Allianz RCM All Horizons, Allianz RCM International Opportunities, Allianz RCM Global Water and Allianz NACM Global Equity 130/30 Funds because they have only recently commenced operations.

“The Financial Highlights table below is intended to help you understand the financial performance of the Institutional Class shares of the NACM International Growth Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The financial information shown below is that of Class I shares of the Nicholas-Applegate International Growth Fund, the NACM International Growth Fund’s predecessor (the “Predecessor Fund”), which reorganized into the NACM International Growth Fund on [            ], 2009. In the absence of such reorganization, the NACM International Growth Fund would not have any financial information to disclose. The Predecessor Fund did not offer Class P shares during the periods shown.

The total returns in the table represent the rate that an investor would have earned or lost on an investment in Institutional Class shares of the NACM International Growth Fund, assuming reinvestment of all dividends and distributions. The performance shown below is better than that which would have been achieved by Class P shares of the Fund because of higher fees and expenses associated with Class P shares. Except as otherwise indicated, this information has been audited by [                    ], an independent registered public accounting firm, whose report, along with the Nicholas-Applegate International Growth Fund’s financial statements, are included in the March 31, 2008 annual report to shareholders of Nicholas-Applegate Institutional Funds. The information for the period ended September 30, 2008 is included in the Nicholas-Applegate Institutional Fund’s semi-annual report to shareholders, and is unaudited. The Predecessor Fund’s financial statements and the report of independent accountants thereon are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

									Distributions from:
	Net Asset Value, Beginning		Net Investment Income (Loss) (1)		Net Realized and Unrealized Gains (Loss)		Total from Investment Operations		Net Investment Income		Net Realized Capital Gains		Total Distributions
NACM INTERNATIONAL GROWTH

For the year ended:
9/30/2008(5)	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
3/31/2008		22.35		0.17		3.82		3.99		(0.29)		(17.59)		(17.88)
3/31/2007		22.69		0.07		2.86		2.93		(0.07)		(3.20)		(3.27)
3/31/2006		20.47		0.16		6.05		6.21		—		(3.99)		(3.99)
3/31/2005		19.09		0.08		1.72		1.80		—		(0.42)		(0.42)
3/31/2004		12.83		0.30		6.00		6.30		(0.04)		—		(0.04)

					Ratios to Average Net Assets (3)
Net Asset Value, Ending		Total Return (2)	Net Assets, Ending (in 000’s)		Net Investment Income (Loss)	Total Expenses	Expense (Reimbursements)/ Recoupment	Expenses Net of Reimbursement/ Recoupment		Expenses Net of Reimbursement/ Recoupment Offset (4)		Fund’s Portfolio Turnover Rate
$	[ ]	[ ]%	$	[ ]	[ ]%	[ ]%	[ ]%	[	]%	[	]%	[	]%
	8.46	11.37		9,496	1.02	1.38	—	1.38		0.99		113
	22.35	13.80		15,000	(0.30)	1.41	—	1.41		1.14		119
	22.69	33.63		45,889	0.73	1.37	(0.00)	1.37		0.99		167
	20.47	9.49		41,394	0.42	1.39	(0.00)	1.39		1.08		203
	19.09	49.17		51,450	1.35	1.49	(0.04)	1.45		1.19		186

(1)	Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)	Total returns are not annualized for periods less than one year.
(3)	Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses. Such amounts would increase net investment income (loss) ratios had such reductions not occurred.
(4)	Net expenses include certain items not subject to expense reimbursement for periods prior to January 23, 2006.”
(5)	Unaudited.

Allianz Multi-Strategy Funds Prospectus

July 15, 2008 Share Class P	This prospectus describes five mutual funds offered by Allianz Funds Multi-Strategy Trust (the “Trust”). The Funds provide access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and the affiliated investment management organizations which serve as sub-advisers. As of March 31, 2008, Allianz Global Fund Management and its investment management affiliates managed approximately $854.8 billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below lists the investment objectives and compares certain investment characteristics of the Funds. The information contained in the table is for summary purposes only and is qualified in its entirety by reference to the discussion contained in the individual Fund Summaries beginning on page 4. These Fund Summaries also contain other important characteristics of the Funds.

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Blend Stock Fund	Allianz RCM Disciplined Equity Fund	Seeks long-term capital appreciation	Equity securities of U.S. companies	50–80	Greater than $1.5 Billion
Global Stock Fund	Allianz RCM All Horizons Fund	Seeks long-term capital appreciation	Equity securities of companies worldwide	20–45	All capitalizations
International Stock Fund	Allianz RCM International Opportunities Fund	Seeks long-term capital appreciation	Equity securities of non-U.S. companies	40–80	All capitalizations
Sector-Related Stock Fund	Allianz RCM Global Water Fund	Seeks long-term capital appreciation	Equity securities of water-related companies worldwide	25–50	All capitalizations
Alternative Strategies	Allianz NACM Global Equity 130/30 Fund	Seeks long-term capital appreciation	Long and short positions in equity securities of companies worldwide	60–130 Long positions 40–70 Short positions	All capitalizations

Fund Descriptions, Performance and Fees	The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in the Funds begins after the Fund Summaries.

Note for All Funds	It is possible to lose money on investments in the Funds. The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

The Fund Summaries of each Fund should be read independently of one another. How or whether a particular Fund utilizes an investment strategy, technique or instrument should not be inferred from how or whether other Funds are described as utilizing the same investment strategy, technique or instrument in their Fund Summaries. Some of the Funds are subject to capitalization criteria and percentage investment limitations, as discussed in their Fund Summaries. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure” for more information about these limitations.

1	Allianz Multi-Strategy Funds

Allianz NACM Global Equity 130/30 Fund	Ticker Symbol: AGEPX (Class P)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Alternative Strategies	Fund Focus Long and short positions in equity securities of companies worldwide Approximate Number of Holdings 60-130 long positions 40-70 short positions	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and equity-related instruments. The Fund invests in a portfolio of securities that is tied economically to a number of different countries throughout the world, one of which may be the United States. Under normal circumstances, the Fund will invest a significant amount of its assets in non-U.S securities and non-U.S. currencies, and may invest without limit in emerging market securities. The Fund will normally hold long positions in securities with an aggregate value of approximately 130% of its net assets and establish short positions in securities with a market value of approximately 30% of its net assets. However, long and short positions held by the Fund may vary over time as market opportunities develop. The Fund intends to reinvest the proceeds of its short sales by taking additional long positions, which will allow the Fund to maintain long positions in excess of 100% of its net assets and result in a form of financial leverage used by the Fund. The Fund will ordinarily take short positions where it does not own the security sold short (or have the immediate right to acquire the security). The Fund’s short selling strategies involve special risks. See “Short Selling Risk.”

In pursuing its investment objective the Fund seeks to capitalize on change by using fundamental research to identify both long and short investment opportunities that provide a diversified exposure to a broad range of U.S. and non-U.S. companies. When the Fund takes a long position, it purchases securities outright. The Fund will take long positions in companies that the portfolio managers expect to exceed market expectations for earnings growth, regardless of country, industry or market capitalization. The intended result is a long portfolio with greater than average growth rates, including companies for which the market has underestimated growth potential. When the Fund takes a short position it sells a security it does not own and settles the sale by borrowing the security from a lender. Short investments are made in companies where negative change is anticipated, on an absolute or relative basis, or to reduce risk in the portfolio. The portfolio managers consider any company with these characteristics regardless of country, industry or market capitalization.

In analyzing specific companies for possible investment, the portfolio managers implement a bottom-up, growth-oriented investment process by focusing on three primary criteria: positive change (or, in the case of possible short positions, negative change) in fundamentals, sustainability (i.e., longevity of the changing fundamentals), and timeliness (i.e., belief that the market will soon respond to the trend). The portfolio managers consider whether to close a particular position when any of those factors materially changes, or when a more attractive investment candidate is available. The portfolio managers expect a high portfolio turnover rate of 200% or more.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Short Selling Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

4	Allianz Multi-Strategy Funds

Allianz NACM Global Equity 130/30 Fund (continued)

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class P shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Net Annual Fund Operating Expenses(2)
Class P	1.10%	None	3.04%	4.14%	1.69%	2.45%

(1)

Other Expenses include 1.69% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending November 30, 2008. Other Expenses also include 0.10% attributable to a Service Fee, which is paid to service agents for providing certain services with respect to Class P shares. See “Investment Options—Class P Shares.” Other Expenses also include estimates of 0.50% in interest expense on securities sold short and 0.40% in substitute dividend expense on securities sold short for the initial year of the Fund’s operations. The Fund’s actual interest expense and substitute dividend expense on securities sold short may be significantly higher or lower than these estimates due to, among other factors, the actual extent of the Fund’s short positions, the actual dividends paid with respect to securities sold short, and the actual timing of the Fund’s short sale transactions, each of which will vary over time and from time to time. The remainder of Other Expenses (net of the amounts noted above in this footnote) equal 0.35%. Dividend expense on securities sold short refers to paying the value of dividends to the securities’ lenders. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the Fund’s net assets in long positions.

(2)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses, interest expense and substitute dividend expense on securities sold short, but excluding other interest, taxes, extraordinary expenses and certain credits and other expenses, exceed 2.45% for Class P shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class P shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class P shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Year 1	Year 3
Class P	$248	$764

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus	5

Allianz RCM All Horizons Fund	Ticker Symbol: ARMPX (Class P)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Global Stocks	Fund Focus Equity securities of companies worldwide Approximate Number of Holdings 20-45	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available worldwide. The Fund’s portfolio managers are not constrained by geographic, capitalization or company limitations. The Fund may invest without limit in emerging market securities. The Fund may also invest in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio managers are not constrained by style factors and do not intend to pursue specific benchmark-constrained capital growth or income targets. The portfolio managers select investments on a bottom-up basis from a broad universe, irrespective of market capitalization, geography, sector allocation or investment style. While the strategy may seek to add value through short-term holdings, the portfolio managers typically seek investments with longer time horizons for capital appreciation. In analyzing specific companies for possible investment, the portfolio manager may consider as appropriate the economic and political environment for the region in which each company is located. Investments are not restricted to companies with a record of dividend payments.

The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes. The Fund will typically not reinvest proceeds from sales of securities until a suitable opportunity has been identified and the Fund may also hold a substantial portion of its assets in cash or cash equivalents for significant periods of time. The Fund typically does not utilize currency hedging with respect to equity or cash positions. Separate from its strategy of holding cash prior to reinvestment, the Fund may deviate from its principal strategies in response to unfavorable market and other conditions, by making temporary investments of most or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

In selecting investments, the portfolio managers may seek the input of the firm’s global research platform, regional portfolio managers and single country managers. In addition to traditional research activities, the portfolio manager uses GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

While the Fund typically seeks long-term capital appreciation without relying on leverage or short selling, it may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

6	Allianz Multi-Strategy Funds

Allianz RCM All Horizons Fund (continued)

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class P shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Net Annual Fund Operating Expenses(2)
Class P	0.95%	None	3.88%	4.83%	3.43%	1.40%

(1)

Other Expenses include 3.43% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending November 30, 2008. Other Expenses also include 0.10% attributable to a Service Fee, which is paid to service agents for providing certain services with respect to Class P shares. See “Investment Options—Class P Shares.”

(2)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.40% for Class P shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class P shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class P shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Year 1	Year 3
Class P	$143	$443

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus	7

Allianz RCM Disciplined Equity Fund	Ticker Symbol: ARDPX (Class P)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Blend Stocks	Fund Focus Equity securities of U.S. companies Approximate Number of Holdings 50-80	Approximate Primary Capitalization Range Greater than $1.5 Billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. The Fund will invest primarily in U.S. companies with market capitalizations of at least $1.5 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in companies organized or headquartered in any one non-U.S. country or 10% in emerging market securities). The Fund may invest in initial public offerings (IPOs).

In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow and/or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as he deems appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio manager uses GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

8	Allianz Multi-Strategy Funds

Allianz RCM Disciplined Equity Fund (continued)

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class P shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Net Annual Fund Operating Expenses(2)
Class P	0.70%	None	2.68%	3.38%	2.30%	1.08%

(1)

Other Expenses include 2.30% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending November 30, 2008. Other Expenses also include 0.10% attributable to a Service Fee, which is paid to service agents for providing certain services with respect to Class P shares. See “Investment Options—Class P Shares.”

(2)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.08% for Class P shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class P shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class P shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Year 1	Year 3
Class P	$110	$343

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus	9

Allianz RCM Global Water Fund	Ticker Symbol: AWTPX (Class P)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of water-related companies worldwide Approximate Number of Holdings 25-50	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that are represented in one or more of the S&P Global Water Index, the Palisades Water or Global Water Indices or the Janney Water Index (Composite), or that are substantially engaged in water-related activities. The portfolio managers consider “water-related activities” as those commercial activities that relate to the quality or availability of or demand for potable and non-potable water and include but are not necessarily limited to the following: water production, storage, transport and distribution; water supply-enhancing or water demand-reducing technologies and materials; water planning, control and research; water conditioning, such as filtering, desalination, disinfection and purification; sewage and liquid waste treatment; and water delivery-related equipment and technology, consulting or engineering services relating to any of the above-mentioned activities. See “Characteristics and Risks of Securities and Investment Techniques—Investments in the Water-Related Resources Sector” in this Prospectus. The Fund’s portfolio managers are not constrained by capitalization limitations. The Fund invests, under normal circumstances, at least 40% of its total assets in non-U.S. securities, and allocates its investments among securities of issuers in at least eight different countries (including the United States). The Fund may invest in emerging market securities. The Fund may also purchase securities in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio managers select investments on a bottom-up basis irrespective of market capitalization, geography, industry/sector or growth- or value-orientation. In selecting investments for the Fund, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. In analyzing specific companies for possible investment, the portfolio managers may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In selecting investments, the portfolio managers may seek the input of a global research platform, regional portfolio managers and single country managers. In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Focused Investment Risk • Water-Related Risk	• Credit Risk • Currency Risk • Derivatives Risk • Emerging Markets Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

10	Allianz Multi-Strategy Funds

Allianz RCM Global Water Fund (continued)

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class P shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Net Annual Fund Operating Expenses(2)
Class P	0.95%	None	0.67%	1.62%	0.27%	1.35%

(1)

Other Expenses include 0.27% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending November 30, 2008. Other Expenses also include 0.10% attributable to a Service Fee, which is paid to service agents for providing certain services with respect to Class P shares. See “Investment Options—Class P Shares.”

(2)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, certain credits and other expenses, exceed 1.35% for Class P shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class P shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class P shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Year 1	Year 3
Class P	$137	$428

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus	11

Allianz RCM International Opportunities Fund	Ticker Symbol: AMOPX (Class P)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category International Stocks	Fund Focus Equity securities of non-U.S. companies Approximate Number of Holdings 40-80	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available internationally. The Fund primarily invests in companies with market capitalizations in excess of $2 billion, but may invest in companies of any capitalization. Fund holdings normally consist primarily of securities of companies organized or headquartered outside of the United States, and the Fund normally has exposure to at least 5 countries outside of the U.S. The Fund may invest up to 25% of its assets in companies organized or headquartered in emerging market countries. The Fund may also invest in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio managers select investments on a bottom-up, company specific basis from within the broad universe of investments. The portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. The portfolio manager may also consider, as appropriate, the economic and political environment for the region in which the company is located.

In selecting investments, the portfolio managers may seek the input of the firm’s global research analysts located worldwide in offices in Frankfurt, London, Tokyo, Hong Kong and San Francisco. In addition to traditional research activities, the portfolio manager uses RCM’s GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. While the Fund may hedge its exposure to foreign currencies, the portfolio managers typically do not engage in active management of currency exposure. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

12	Allianz Multi-Strategy Funds

Allianz RCM International Opportunities Fund (continued)

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Class P shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Net Annual Fund Operating Expenses(2)
Class P	0.85%	None	2.18%	3.03%	1.73%	1.30%

(1)

Other Expenses include 1.73% in organizational expenses, based on estimated amounts for the Fund’s initial fiscal year ending November 30, 2008. Other Expenses also include 0.10% attributable to a Service Fee, which is paid to service agents for providing certain services with respect to Class P shares. See “Investment Options—Class P Shares.”

(2)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.30% for Class P shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class P shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class P shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Year 1	Year 3
Class P	$132	$412

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus	13

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are summarized alphabetically in this section. Each Fund may be subject to additional principal risks and risks other than those described below or in its Fund Summary because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on an investment in any of the Funds.

Credit Risk	A Fund could lose money if the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral if the Fund engages in securities lending), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk	To the extent that a Fund invests directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk	Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Funds’ use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent that a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund could lose more than the principal amount invested in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk	To the extent that a Fund invests in non-U.S. securities, it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. A Fund may also be subject to this risk if it invests in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

14	Allianz Multi-Strategy Funds

Equity Securities Risk	Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. The Funds also consider depositary receipts to be types of equity securities.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) and may also invest in equity securities of companies that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk	Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers and thus may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on a Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, when a Fund focuses its investments in a certain type of issuer it is particularly vulnerable to events affecting such type of issuer. Also, a Fund may have greater risk because it invests a substantial portion of its assets in a group of industries (or “sectors”). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

IPO Risk	Securities purchased in initial public offerings (IPOs) are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to a Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of any IPOs on the Fund’s performance will generally decrease.

Issuer Risk	The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. A Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of derivatives, short sales, reverse repurchase agreements, and when-issued, delayed-delivery and forward commitment transactions. The

Prospectus	15

use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions could theoretically be subject to unlimited losses in cases where a Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Fund’s investment returns, resulting in greater losses.

Liquidity Risk	Each Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve the purchase of securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk	Each Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Advisers and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Market Risk	The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. A principal risk of investing in a Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs (e.g., rising oil prices) and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk	To the extent that a Fund invests in non-U.S. securities it may experience more rapid and extreme changes in value than funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. For example, because certain of the Funds may invest a substantial amount of their assets in particular countries, these Funds may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to a Fund’s investment in non-U.S. securities. See “Tax Consequences.”

Short Selling Risk

A Fund may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. As described in its Fund Summary, the NACM Global Equity 130/30 Fund (the “NACM Fund”) intends to engage in short selling as a principal part of its investment program. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Short sales expose a Fund to the risk that it will be

16	Allianz Multi-Strategy Funds

required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A Fund may engage in short sales where it does not own or have the right to acquire the security sold short at no additional cost (the NACM Fund will ordinarily engage in these types of short sales). A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by the NACM Fund (as well as any other Fund) or short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the NACM Fund and other Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

Smaller Company Risk	The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk	A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund’s after-tax returns. The trading costs and possible tax effects associated with portfolio turnover would adversely affect a Fund’s performance and after-tax returns to investors.

Water-Related Risk	Because the RCM Global Water Fund (for the purposes of this section, the “Fund”) focuses its investments in companies that are substantially engaged in water-related activities, events or factors affecting the sector consisting of companies engaged in such activities (the “water-related resource sector”) will have a greater effect on, and may more adversely affect, the Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries.

Companies in the water-related resource sector may be significantly affected by events relating to international political and economic developments, water conservation, the success of exploration projects, commodity prices and tax and other government regulations. There are substantial differences between the water-related, environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect companies in the water-related resource sector include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the sector.

Companies in the water-related resource sector are susceptible to changes in investment in water purification technology globally, and a slackening in the pace of new infrastructure projects in developing or developed countries may constrain such companies’ ability to grow in global markets. Other reductions in demand for clean water, such as significant decreases in world population or increased availability of potable water in arid regions, may reduce demand for certain products and services provided by companies in the water-related resource sector.

While the water-related resource sector includes established and mature companies, portions of the sector are newly developing and strongly influenced by technological changes. The sector can be significantly affected by the level and volatility of technological change in industries focusing on the quality or availability of or demand for potable and non-potable water. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts by companies in the sector that are focused on developing newer technologies may not result in viable commercial products, and such companies in the sector typically bear high research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Many companies in the

Prospectus	17

sector are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the value of investments in companies in the water-related resource sector tends to be considerably more volatile than that of companies in more established sectors and industries.

Due to its focus on the water-related resource sector, the Fund invests in companies that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to various events and other factors. To the extent it focuses a significant portion of its assets in any particular industry within the water-related resource sector, the Fund is further subject to focused investment risk and is more susceptible to events or factors affecting companies in that particular industry. See “Focused Investment Risk.”

The Fund may also have focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region. Prolonged drought, floods, weather, disease and other natural disasters, as well as war and political instability, may significantly reduce the ability of companies in the water-related resource sector to maintain or expand their operations or their marketing efforts in affected countries or geographic regions. See “Non-U.S. Investment Risk” and “Emerging Markets Risk.”

To the extent the Fund invests in companies that derive substantial revenues from activities outside the water-related resource sector, those investments may be significantly affected by developments in other industries in which such companies are active. See “Equity Securities Risk” and “Market Risk.”

Additional Risks of Investing in the Funds	In addition to the risks described above, the Funds are newly formed and therefore have limited or no history for investors to evaluate. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results.

Prior Related Performance Information

The Funds are newly organized and have little or no performance record of their own. The following tables set forth historical performance information for the institutional accounts managed by Nicholas-Applegate Capital Management LLC (the “NACM Composite”) and by RCM Capital Management LLC (the “RCM Composites” and, together with the NACM Composite, the “Composites”) that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the NACM Global Equity 130/30 Fund, the RCM All Horizons Fund and RCM Disciplined Equity Fund, respectively.

The composite data is provided to illustrate the past performance of Nicholas-Applegate Capital Management LLC (“NACM”) and RCM Capital Management LLC (“RCM”) in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the above-mentioned Funds. The accounts in the Composites are separate and distinct from the Funds; their performance is not intended as a substitute for the Funds’ performance and should not be considered a prediction of the future performance of a Fund or of NACM or RCM.

The Composites’ performance data shown below was calculated in accordance with recognized industry standards, consistently applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. “Net of Fees” figures also reflect the deduction of investment advisory fees. Custodial fees, if any, were not included in the calculation. The Composites include all actual discretionary institutional accounts managed by NACM or RCM for at least one full month that have investment objectives, policies, strategies and risks substantially similar to those of the corresponding Funds. The Composites may include both tax-exempt and taxable accounts and all reinvestment of earnings. The accounts that make up the NACM Composite typically use leverage to gain approximately 130% long exposure and 30% short exposure, consistent with the NACM Global Equity 130/30 Fund’s investment strategies.

Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Monthly returns of the Composite combine the individual accounts’ returns (calculated on a time-weighted rate of return basis that is revalued daily) by asset-weighting each account’s asset value as of the beginning of the month. Annual returns are calculated by geometrically

18	Allianz Multi-Strategy Funds

linking the monthly returns. Investors should be aware that the performance information shown below was calculated differently than the methodology mandated by the Securities and Exchange Commission for registered investment companies.

The institutional accounts that are included in the Composites may be subject to lower expenses than the Funds and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Composites may have been less favorable had they been subject to the same expenses as the Funds or had they been regulated as investment companies under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person’s tax status, and the results have not been reduced to reflect any income tax that may have been payable.

Each table below shows the annual total returns for the corresponding Composite, and a broad-based securities market index as of December 31, 2007.

NACM’s Prior Performance of Similar Accounts Relating to the Allianz NACM Global Equity 130/30 Fund

Year	Global Equity 130/30 Composite (Gross of Fees)	Global Equity 130/30 Composite (Net of Fees)	Morgan Stanley Capital International (“MSCI”) All Country World Index
2007(1)	40.23%	38.74%	12.18%

(1)

The composite consisted of a single non-fee-paying account from inception through March 31, 2008. Returns shown that are net of fees impute a management fee of 1.10%, which corresponds to the Fund’s management fee.

More recent return information for the composite, for the period 1/1/08 through 3/31/08, was -9.05% (gross of fees) and -9.31% (net of fees). The index’s return for this period was -9.18%.

RCM’s Prior Performance of Similar Accounts Relating to the Allianz RCM All Horizons Fund

Year	RCM Global Equity Unconstrained Composite (Gross of Fees)	RCM Global Equity Unconstrained Composite (Net of Fees)	Morgan Stanley Capital International (“MSCI”) World Index
Since Inception(1)	25.33%	25.01%	18.30%
2007	30.70%	30.29%	9.57%
2006	39.71%	39.37%	20.65%
2005	11.46%	11.20%	10.03%
2004	18.22%	17.93%	15.25%
2003	29.99%	29.66%	33.76%

(1)	Annualized since inception 9/30/2002 through 12/31/2007.

More recent return information for the composite, for the period 1/1/08 through 3/31/08, was -7.20% (gross of fees) and -9.08% (net of fees). The index’s return for this period was -8.95%.

RCM’s Prior Performance of Similar Accounts Relating to the Allianz RCM Disciplined Equity Fund

Year	RCM Disciplined U.S. Core Composite (Gross of Fees)	RCM Disciplined U.S. Core Composite (Net of Fees)	S&P 500 Index
Since Inception(1)	13.68%	13.31%	11.88%
2007	11.52%	11.16%	5.49%
2006	15.68%	15.28%	15.79%
2005	12.54%	12.10%	4.91%
2004	13.13%	12.69%	10.88%
2003	27.13%	26.73%	28.68%
2002	-23.88%	-24.16%	-22.10%
2001	-6.52%	-6.95%	-11.89%
2000	5.52%	5.04%	-9.10%
1999	28.68%	28.15%	21.04%
1998	25.73%	25.21%	28.58%

(1)	Annualized since inception 1/31/1994 through 12/31/2007.

More recent return information for the composite, for the period 1/1/08 through 3/31/08, was -7.64% (gross of fees) and -7.70% (net of fees). The index’s return for this period was -9.44%.

Prospectus	19

Management of the Funds

Investment Manager	Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for the Funds. Subject to the supervision of the Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Manager is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Manager provides investment management and advisory services to open-end mutual funds and closed-end funds. The Manager is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of March 31, 2008, the Manager and its investment management affiliates had approximately $854.8 billion in assets under management.

The Manager has retained investment management firms (“Sub-Advisers”) to manage each Fund’s investments. See “Sub-Advisers” below. The Manager may retain affiliates to provide various administrative and other services required by the Funds.

Management Fees	Each Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Advisers in return for their services.

In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.

The Funds commenced operations during the current fiscal year, and they have agreed to pay monthly management fees to the Manager at the following annual rates (stated as a percentage of average daily net assets):

Fund	Management Fees
Allianz NACM Global Equity 130/30 Fund	1.10%
Allianz RCM All Horizons Fund	0.95%
Allianz RCM Disciplined Equity Fund	0.70%
Allianz RCM Global Water Fund	0.95%
Allianz RCM International Opportunities Fund	0.85%

A discussion regarding the basis for the approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and each Fund, the sub-advisory agreements between Allianz Global Fund Management and RCM and Allianz Global Fund Management and NACM, and the portfolio management agreements between RCM and AGIA with respect to the Allianz RCM All Horizons, Allianz RCM Global Water and Allianz RCM International Opportunities Funds will be available in the annual report to shareholders for the fiscal year ending November 30, 2008 or (in the case of Allianz RCM Global Water Fund) in the semi-annual report to shareholders for the period ending May 31, 2008.

Sub-Advisers	The Sub-Advisers have or share full investment discretion and responsibility for all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Manager and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

Sub-Adviser*	Fund(s)
RCM Capital Management LLC (“RCM”) 4 Embarcadero Center San Francisco, CA 94111	Allianz RCM All Horizons Fund, Allianz RCM Disciplined Equity Fund, Allianz RCM Global Water Fund, Allianz RCM International Opportunities Fund (the “RCM Funds”)
Allianz Global Investors Advisory GmbH (“AGIA”) Mainzer Landstrasse 11-13 Frankfurt-am-Main, Germany	Allianz RCM All Horizons Fund, Allianz RCM Global Water Fund, Allianz RCM International Opportunities Fund
Nicholas-Applegate Capital Management LLC (“NACM” or “Nicholas-Applegate”) 600 West Broadway San Diego, CA 92101	Allianz NACM Global Equity 130/30 Fund

*	Each Sub-Adviser is affiliated with the Manager.

20	Allianz Multi-Strategy Funds

The following provides additional information about each Sub-Adviser and the individual portfolio manager(s) who have or share primary responsibility for managing the Funds’ investments. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage.

RCM and AGIA	RCM is responsible for managing, either directly or through other investment advisers selected by it, the investment of each RCM Fund’s assets, subject to the general oversight and supervision of the Manager and the Board of Trustees. RCM is located at 4 Embarcadero Center, San Francisco, California 94111. RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. RCM is part of the RCM Group, a global investment organization consisting of separate affiliated entities, owned by Allianz SE, which are located in key financial centers, including San Francisco, London, Frankfurt, Hong Kong, Sydney and Tokyo. As of March 31, 2008, these affiliated entities collectively advised or managed approximately $156.6 billion, including $18.4 billion managed by RCM in San Francisco.

RCM has, in turn, retained its affiliated investment management firm, AGIA, to conduct day-to-day management of the Allianz RCM All Horizons, Allianz RCM Global Water and Allianz RCM International Opportunities Funds (RCM and AGIA being referred to, collectively, with respect to each such Fund, as the “Sub-Adviser”). Pursuant to the terms of its portfolio management agreement with RCM, AGIA has full investment discretion and makes all determinations with respect to the investment of each applicable Fund’s assets, subject to the general supervision of RCM, the Manager and the Board of Trustees. AGIA’s principal place of business is Mainzer Landstrasse 11-13, Frankfurt-am-Main, Germany, although it also has portfolio managers, analysts, compliance and other personnel under its supervision based in London, England. AGIA was established in 1990, and provides advisory services to high net worth clients and pooled products. As of March 31, 2008, AGIA managed approximately $27.6 billion, principally for clients located in Europe. Although AGIA has been registered as an investment management company in Germany since 1990, it only recently registered as an investment adviser in the United States and has limited experience managing U.S. registered investment companies.

The portfolio managers and analysts of RCM and AGIA are part of the RCM Group, and they have access to and share proprietary research information developed by a team of 69 analysts strategically positioned in the RCM Group’s offices worldwide as of March 31, 2008.

The individuals at RCM listed below have or share primary responsibility for managing the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience
Allianz RCM All Horizons Fund	Paul Schofield*	2008 (Inception)	Director, Global Equity Fund Management Team, RCM London. Prior to joining RCM in 1998, he was a portfolio administrator at Flemings. He graduated from the University of Portsmouth in 1996 with a BA (Hons) in Financial Services. He has 12 years of investment industry experience.

	Lucy MacDonald, ASIP*	2008 (Inception)	CIO of Global Equities, RCM London. Prior to joining RCM in 2001, she was a Director and Senior Portfolio Manager at Baring Asset Management. She graduated from Bristol University in 1984, and is an Associate of the Society of Investment Professionals (ASIP). She has 22 years of investment industry experience.

Allianz RCM Disciplined Equity Fund	Seung H. Minn, CFA	2008 (Inception)	CIO, U.S. Systematic Equities. Prior to joining RCM in 1998, he was a Senior Vice President and Head of International Quantitative Research at Putnam Investments in Boston. He received a B.S.E. in Civil Engineering and Operations Research from Princeton University, is a CFA charterholder, and is a member of the CFA Institute and the Security Analysts of San Francisco. He has 19 years of investment industry experience.

Allianz RCM Global Water Fund	Bozena Jankowska*	2008 (Inception)	Vice President and Head of Sustainability Research at AGIA and RCM (UK) Ltd. (“RCM (UK)”). Ms. Jankowska joined AGIA in 2006 and RCM (UK) in 2000 in her current role. She is based in London and heads the firm’s Sustainable Research team in London. She is responsible for RCM (UK)’s sustainable investment policy and strategy, and serves as lead portfolio manager of a suite of EcoTrendsSM investment products. Prior to joining RCM (UK), she worked for the construction firm, John Laing Plc as their Business and Environment Adviser. She graduated from the University of Sussex with a B.Sc. (Hons) in Environmental Science and earned an M.Sc. in Environmental Technology with Distinction, from Imperial College of Science, Technology and Medicine, specializing in Business and Environment. She has 7 years of investment industry experience.

	Andreas Fruschki*	2008 (Inception)	Research Associate, European Healthcare Team at AGIA and RCM (Frankfurt). Prior to joining RCM (Frankfurt) in 2005, he was a legal trainee with positions at the Berlin Supreme Court, PricewaterhouseCoopers, the German Chamber of Commerce and Berlin’s City Development Department. He graduated with distinction from the MBA program at the University of Western Sydney in 2005. Prior to this, he obtained his law degree from Humboldt University in Berlin, and is a juristischer Assessor (solicitor). He has 2 years of investment industry experience.

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Fund	Portfolio Manager	Since	Recent Professional Experience

Allianz RCM International Opportunities Fund	Matthew Bowyer, CFA*	2008 (Inception)	Director, Global Equity Fund Management Team, RCM London. Prior to joining RCM in 2004, he was a consultant to the CIO of BNP Paribas Asset Management and previously he worked at Citigroup Asset Management from 1985 until 2002 where he was responsible for over $4 billion in global, EAFE and global sector mandates. He graduated from Harvard College in 1981 with a BA in Economics and the London School of Economics in 1982 with an MSc in Economics. He has 23 years of investment industry experience.

	Lucy MacDonald, ASIP*	2008 (Inception)	See above.

*	Individuals have joint responsibility for the day-to-day management of the Fund.

Nicholas-Applegate	Organized in 1984, Nicholas-Applegate provides advisory services primarily to mutual funds, closed-end funds and institutional accounts. NACM is located at 600 West Broadway, San Diego, CA 92101. As of March 31, 2008, Nicholas-Applegate had approximately $13.1 billion in assets under management.

The individual at Nicholas-Applegate listed below has primary responsibility for the day-to-day management of the Allianz NACM Global Equity 130/30 Fund.

Fund	Portfolio Manager	Since	Recent Professional Experience
Allianz NACM Global Equity 130/30 Fund	Pedro V. Marcal	2008 (Inception)	Senior Vice President, Asset Allocation Committee Member and Portfolio Manager for the Nicholas- Applegate Global Equities strategies since 2001. Lead Portfolio Manager for the Nicholas-Applegate Emerging Countries strategies from 1994 until 2001. Prior to joining NACM in 1994, he had 5 years of investment experience with A. B. Laffer, V. A. Canto & Associates, and A-Mark Precious Metals. He graduated from The Anderson School at University of California, Los Angeles with a M.B.A and the University of California, San Diego with a B.A. He has 19 years of investment experience.

In addition to the person listed above, Horacio A. Valeiras, CFA, is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm, including those performed for the NACM Global Equity 130/30 Fund. He is also a Portfolio Manager for the NACM International Growth portfolios and a member of the NACM Executive Committee. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000 Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has 19 years of investment management experience.

Manager/Sub-Adviser Relationship	Shareholders of each Fund have granted approval to the Manager to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order granted by the Securities and Exchange Commission (the “Exemptive Order”) with respect to certain other open-end funds within the Allianz family of funds. One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Currently the Exemptive Order does not apply to the Trust. In addition, the Exemptive Order currently does not apply to sub-advisory agreements with an affiliate of the Manager, unless that affiliate is wholly-owned by Allianz. Because RCM and AGIA are not wholly-owned by Allianz, the Exemptive Order, even if applicable to the Trust, would not apply to Funds sub-advised by RCM or AGIA. However, the Trust and the Manager may seek further exemptive or no-action relief in order to permit the Trust to rely on the terms of the Exemptive Order. If the Trust becomes able to rely on the terms of the Exemptive Order, the Manager would have the responsibility, subject to the ultimate responsibility of the Board of Trustees, to oversee each Fund’s sub-advisers and to recommend their hiring, termination and replacement.

Distributor	The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Manager. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of certain open-end funds not in the Trust and advised by the Manager. PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties

22	Allianz Multi-Strategy Funds

agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of these settlements alleged that any inappropriate activity took place with respect to the Fund. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, certain affiliated investment companies, and certain current and former trustees of the above-referenced Allianz funds have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management, the Sub-Advisers and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management’s, the Sub-Advisers’ or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, the Sub-Advisers or AGID to perform their respective contracts with respect to the Funds.

Investment Options—Class P Shares

The Trust offers investors Class P shares of the Funds in this Prospectus.

The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Class P shares, except that a Redemption Fee of 2.00% may apply to shares that are redeemed or exchanged within the applicable Holding Period. See “Purchases, Redemptions and Exchanges—Redemption Fees” below.

Service Fees	The Trust has adopted an Administrative Services Plan for the Class P shares of the Funds. The Plan allows a Fund to use its Class P assets to pay financial intermediaries that provide services relating to Class P shares. The Administrative Services Plan permits payments for the provision of certain administrative, recordkeeping and other services to Class P shareholders. The Plan permits a Fund to make service fee payments at an annual rate up to 0.10% of the Fund’s average daily net assets attributable to its Class P shares. Because these fees are paid out of a Fund’s Class P assets on an ongoing basis, over time they will increase the cost of an investment in Class P shares.

Arrangements with Service Agents	Class P shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

The Manager may make arrangements for the Funds to make payments, directly or through the Manager or its affiliate, for providing certain services with respect to Class P shares of the Funds held through such service agents, including, without limitation, the following services: receiving, aggregating and processing purchase, redemption and exchange orders at the service agent level; furnishing shareholder sub-accounting; providing and maintaining elective services with respect to Class P shares such as check writing and wire transfer services;

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providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for holders of Class P shares; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; and performing similar account administrative services. These payments are made to financial intermediaries selected by the Manager and/or its affiliates. The actual services provided, and the payments made for such services, may vary from firm to firm. For these services, a Fund may pay an annual fee of up to 0.10% of the value of the assets in the relevant accounts. These amounts would be in addition to amounts paid to the Trust’s transfer agents or other service providers. The Manager and its affiliates do not audit the service agents to determine whether they are providing the services for which they are receiving such payments.

Payments to Financial Firms	A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares of the Funds) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

The Distributor, the Manager and their affiliates (for purposes of this sub-section only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other funds of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds or other Allianz-sponsored funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolios, the Trust, the Manager and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

24	Allianz Multi-Strategy Funds

For further details about payments made by the Funds, the Distributor and the Manager to financial firms, please see the Statement of Additional Information.

Purchases, Redemptions and Exchanges

Purchasing Shares	Investors may purchase Class P shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge or other fee.

Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries, and each Fund pays service fees to these entities for services they provide to Class P shareholders. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations, corporations and high net worth individuals.

•

Investment Minimums.  The minimum initial investment for Class P shares is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of the Manager and its affiliates.

The Trust and Distributor may waive the minimum initial investment for other categories of investors at their discretion. Adviser-sponsored funds of funds are exempt from the minimum investment requirement.

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Timing of Purchase Orders and Share Price Calculations.  A purchase order received by the Trust’s transfer agent, Boston Financial Data Services, Inc. (the “Transfer Agent”), prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s net asset value (“NAV”). An order received after that valuation time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the valuation time and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

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Initial Investment.  Investors may open an account by completing and signing a Client Registration Application and mailing it to Boston Financial Data Services, Inc., P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Boston Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). A Client Registration Application may be obtained by calling 1-800-498-5413.

Except as described below, an investor may purchase Class P shares only by wiring federal funds to the Transfer Agent, Allianz Funds Multi-Strategy Trust, c/o BFDS, 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-498-5413 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Manager or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

•	Additional Investments. An investor may purchase additional Class P shares of a particular Fund at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

•	Other Purchase Information. Purchases of the Funds’ Class P shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

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An investor should invest in the Funds for long-term investment purposes only. The Trust and the Manager each reserves the right to refuse purchases if, in the judgment of the Trust or the Manager, the purchases would adversely affect the Funds and their shareholders. In particular, the Trust and the Manager each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Class P shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of the Funds are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if the Manager or the Sub-Adviser intends to retain the security in the Funds as an investment. Assets purchased by the Funds in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Funds’ assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

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Retirement Plans.  Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the Funds as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

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Redemption Fees.  Investors in Class P shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the NAV of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 7 or 30 days (depending on the length of the applicable Fund’s Holding Period) after their acquisition, including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Holding Period
Fund	7 days	30 days
Allianz RCM Disciplined Equity Fund	•
Allianz NACM Global Equity 130/30, Allianz RCM All Horizons, Allianz RCM Global Water and Allianz RCM International Opportunities Funds		•

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to a Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new Holding Period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A, which is subject to the 7-day Holding

26	Allianz Multi-Strategy Funds

Period, are exchanged for shares of Fund B, which is subject to the 30-day Holding Period, 5 days after the purchase of the Fund A shares, followed in 29 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by a Fund to defray certain costs described below and are not paid to or retained by the Manager, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described below under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee.  A Fund may be limited in its ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for a Fund to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares held through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Due to these limitations on the assessment of the Redemption Fee, a Fund’s use of Redemption Fees may not successfully reduce or eliminate excessive short-term trading in shares of the Fund, or fully insulate Fund shareholders from associated costs or other dilution of the value of Fund shares. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Funds may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.”

Waivers of Redemption Fees.  The Funds have elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;
•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;
•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by the Manager or its affiliates; and
•	otherwise as the Manager or the Trust may determine in their sole discretion.

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Additionally, no redemption fee applies to a redemption of shares of any class of shares of a Fund where the entirety of the proceeds of such redemption is immediately invested in another share class of the same Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a redemption fee would cause a Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in a particular Fund, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Redeeming Shares	•

Redemptions by Mail.  An investor may redeem (sell) Class P shares by submitting a written request to Boston Financial Data Services, Inc., P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Boston Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

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Redemptions by Telephone or Other Wire Communication.  An investor who elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-498-5413, by sending a facsimile to 1-816-218-1594, by sending an e-mail to allianzfunds@bfdsmidwest.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes Allianz Global Fund Management and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Allianz Global Fund Management or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via

28	Allianz Multi-Strategy Funds

e-mail). All telephone transactions are recorded, and Allianz Global Fund Management or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

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Other Redemption Information.  Subject to any applicable Redemption Fees, redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, will receive that day’s NAV. A redemption request received on or after that time becomes effective on the next business day.

Unless eligible for a waiver, shareholders of the Funds who redeem their shares within the applicable Holding Period will pay a Redemption Fee of 2.00% of the NAV of the shares redeemed. See “Redemption Fees” above.

Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven calendar days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to cause the redemption of Class P shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of any Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of its securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange

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Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange Privilege	Except as provided below or in the applicable funds’ prospectus(es), an investor may exchange Class P shares of a Fund for shares of the same class of any other fund of the Trust, Allianz Funds or PIMCO Funds that offers that class based on the respective NAVs (subject to any applicable Redemption Fees) of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-498-5413.

Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Funds within the applicable Holding Period will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” above.

An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect the Funds and their shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to the Trust or the Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 60 days’ prior notice whenever it is reasonably able to do so. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for a Fund to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners.

Abusive Trading Practices	The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since each Fund intends to invest in non-U.S. securities, it may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of a particular Fund’s non-U.S. portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, any high-yield securities and securities of issuers located in emerging markets that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Fund and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes Redemption Fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of Redemption Fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” above for further information.

30	Allianz Multi-Strategy Funds

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of a Fund’s shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of the Funds or their shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Funds on a net basis, conceal the identity of the individual shareholders from the Funds because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Funds’ underlying beneficial owners. This makes it more difficult for the Funds to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Verification of Identity	To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

1.    Name.

2.    Date of birth (for individuals).

3.    Residential or business street address.

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents	To reduce expenses, it is intended that only one copy of each Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-498-5413. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

How Fund Shares are Priced

The net asset value per share (“NAV”) of a Fund’s Class P shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of

Prospectus	31

shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, a Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), a Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

A Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). A Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. Each Fund is currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. A Fund’s use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, a Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary.

Each Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

32	Allianz Multi-Strategy Funds

Each Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name and wiring instructions.

Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

For further information on distribution options, please contact the Trust at 1-800-498-5413.

Tax Consequences

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

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Taxes on Fund Distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long a Fund owned the investments that generated the gains, rather than how long the shareholders owned the shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than 12 months over net short-term capital losses) that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to shareholders as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that a Fund owned for 12 months or less generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to the shareholders, up to the amount of each shareholders tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Funds as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price you paid for the shares. For example, if a shareholder who purchases shares on or just before the record date of a Fund distribution, the shareholder will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

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Taxes When You Sell (Redeem) or Exchange Your Shares.  Any gain resulting from the sale of Fund shares generally will be subject to federal income tax. When you exchange shares of a Fund for shares of another fund, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

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A Note on the Allianz NACM Global Equity 130/30 Fund.  The Allianz NACM Global Equity 130/30 Fund engages to a significant extent in short sales and is expected to have a high portfolio turnover rate. The Fund’s short sale transactions generally will increase the portion of the Fund’s distributions that are taxable to you as ordinary income. In addition, the Fund’s high portfolio turnover rate may result in greater taxable distributions to you, regardless of whether your Fund shares have increased in value.

Prospectus	33

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A Note on Non-U.S. Investments.  A Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at year end consists of securities of foreign corporations, the Fund may be able to pass through to shareholders a deduction or credit for foreign taxes paid by the Fund. A Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

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Backup Withholding.  A Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate is 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to U.S. federal income tax consequences to U.S. persons of investing in the Funds; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital gains distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Manager, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund’s portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio managers have placed on it.

Companies that a Fund’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the

34	Allianz Multi-Strategy Funds

company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations	Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings	Securities purchased in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of any IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities	The NACM Fund defines non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). The RCM Funds consider non-U.S. securities to include the following types of equity and equity-related instruments (together, for these purposes, “non-U.S. securities”): securities of companies that derive at least 50% of their total profits or revenue from, or maintain at least 50% of their assets in, countries outside of the U.S. and that in addition are either organized or headquartered outside the U.S., have securities that are principally traded outside the U.S., or, in the case of other investment companies, invest primarily in such non-U.S. securities as defined in this paragraph. The Sub-Advisers expect that the Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, the Funds may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when the Sub-Advisers believe that such securities are not publicly traded either in the U.S. or non-U.S. markets.

Each Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded

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in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. ADRs, EDRs and GDRs are considered by the Funds to be types of equity securities.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign currency exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. See “Foreign Currencies” below.

Emerging Market Securities	Each Fund may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Countries with “emerging market” economies are those with securities markets that are, in the opinion of the Sub-Advisers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Funds with percentage limitations on investments in emerging market securities calculate those limitations by defining “emerging market securities” as securities issued by companies organized or headquartered in emerging market countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions.  The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase

36	Allianz Multi-Strategy Funds

exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A Fund may also invest in a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase Fund exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that a Fund engages in foreign currency transactions, it will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Derivatives	Each Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Advisers may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that a Fund may buy, sell or otherwise utilize include, among others, call and put option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements with respect to, among other underliers, securities, indices, interest rates and currencies. A description of these and other derivative instruments that a Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by a Fund.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

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Leveraging Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a Fund will segregate assets determined to be liquid by the Manager or the Sub-Advisers in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be increased by the writing of uncovered or “naked” options.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If the Sub-Advisers incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may increase or accelerate the amount of ordinary income recognized by its shareholders. Derivative instruments are also subject to the risk of ambiguous documentation.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Related Instruments	Each Fund may invest in equity-related instruments. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “—Common Stocks and Other Equity Securities” above. To the extent that a Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, a Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objectives when they do so. The Funds may maintain a portion of their assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

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Fixed Income Securities	As used in this Prospectus, the term “fixed income securities” includes, but is not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Funds may invest in derivatives based on fixed income securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities	Securities rated below investment grade, i.e., lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Ratings Services (“S&P”), or unrated securities determined by the Sub-Advisers to be of comparable quality, are sometimes referred to as “high yield” securities or “junk bonds.” Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to each Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities

The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s and S&P. Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse

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than a rating indicates. The Funds will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager and the Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if their Sub-Advisers determine that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities	Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

Convertible Securities	Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities.  “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Each Fund may lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Funds’ assets. The Funds do not currently have a program in place pursuant to which they may lend portfolio securities. However, they may establish such a program in the future. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

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Short Sales	A Fund may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. As described in its Fund Summary, the NACM Fund intends to engage in short selling as a principal part of its investment program. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until the Fund replaces a borrowed security, the Fund is required to maintain during the period of the short sale the short sales proceeds that the broker holds and any additional assets the lending broker requires as collateral. The Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The NACM Fund will ordinarily (and other Funds may) engage in short sales which are not “against the box,” which involve additional risks. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by the NACM Fund (as well as any other Fund) or short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the NACM Fund and other Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that a Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which a Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings	Each Fund may enter into reverse repurchase agreements, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings will create leveraging risk for a Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, a Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Illiquid Securities

Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities

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may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Advisers may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Real Estate Investment Trusts	The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent that a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies	Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of a Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, a Fund may invest in shares of investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Portfolio Turnover	The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the funds’ previous and current investment objectives and policies and portfolio management strategies. The NACM Global Equity 130/30 Fund is expected to have relatively high portfolio turnover as a result of its short selling.

42	Allianz Multi-Strategy Funds

Changes in Investment Objectives and Policies	The investment objective of each of the Funds described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, the Funds may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each of the NACM Global Equity 130/30, RCM Disciplined Equity, and RCM Global Water Funds has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of the Fund Summary unless the Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller- Sized Funds	The Funds are newly formed and therefore have little or no performance history for investors to evaluate. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ relatively small size, have a disproportionate impact on the Funds’ performance results.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants, derivatives or other structured products.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. In addition, the RCM Funds may use GrassrootsSM Research in addition to their traditional research activities. GrassrootsSM Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the RCM Funds. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Manager or a Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities.

Portfolio Holdings	The Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities, together with additional information about portfolio holdings disclosure, are available in the Trust’s Statement of Additional Information. In addition, the Manager will post each Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

Prospectus	43

Financial Highlights

Financial highlights are not available for the Funds because they have only recently commenced operations.

44	Allianz Multi-Strategy Funds

Allianz Funds Multi-Strategy Trust

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-498-5413, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act of 1940, which is 811-22167.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

File No. 811-22167

Allianz Multi-Strategy Funds

INVESTMENT MANAGER

Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISERS

Allianz Global Investors Advisory GmbH, Mainzer Landstrasse 11-13, Frankfurt-am-Main, Germany

Nicholas-Applegate Capital Management LLC, 600 West Broadway, San Diego, CA 92101

RCM Capital Management LLC, 4 Embarcadero Center, San Francisco, CA 94111

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services, Inc., 330 W. 9th Street, 5th Floor, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[            ]

LEGAL COUNSEL

Ropes & Gray LLP, One International Place, Boston, MA 02110

Not part of the Prospectus

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated [            ], 2008

to the Prospectus for Institutional Class Shares

Disclosure Relating to All Funds

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the subsection captioned “Purchasing Shares” contained in the section entitled “Purchases, Redemptions and Exchanges” is revised to read, in its entirety, as follows:

“Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

“In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.”

Disclosure Relating to the Allianz NACM International Growth Fund

Effective [            ], 2009, the Allianz Funds Multi-Strategy Trust (the “Trust”) intends to offer Institutional Class shares of a new series, the Allianz NACM International Growth Fund. In connection with this, the following Summary Information relating to the Fund is added to the Summary Information table in the Prospectus:

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
International Stock Funds	Allianz NACM International Growth Fund	Seeks maximum long-term capital appreciation	Equity securities of non-U.S. companies	50-100	All capitalizations

In addition, the Allianz NACM International Growth Fund is added to lists of funds described in the Prospectus, and references to the number of funds described in the Prospectus are changed to refer to six funds, rather than five funds. The Fund Summary for the Allianz NACM International Growth Fund as set forth on the following pages is added to the Prospectus.

Allianz NACM International Growth Fund

Ticker Symbols:

[            ] (Institutional Class)

Principal Investments and Strategies	Investment Objective	Fund Focus	Approximate Primary Capitalization Range
	Seeks maximum long-term capital appreciation	Equity securities of non-U.S. companies	All capitalizations

	Fund Category	Approximate Number of Holdings	Dividend Frequency
	International Growth Stocks	50-100	At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of companies located in countries outside of the United States with above average earnings growth and positioned in strong growth areas. The Fund normally invests at least 75% of its assets in equity securities. The Fund intends to allocate its investments among a number of different countries, ordinarily in more than 10 countries outside of the United States, and will normally invest at least 80% of its assets in non-U.S. securities. The Fund will normally focus its investments in developed non-U.S. countries, but reserves the flexibility to invest in emerging market securities as well. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may also invest in initial public offerings (IPOs).

The portfolio managers focus on a bottom-up, growth-oriented analysis of the financial conditions and competitiveness of individual companies worldwide, and allocate the Fund’s assets among countries that they expect to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes, or when a more attractive investment candidate is available. The portfolio managers expect a high portfolio turnover rate, which may be 200% or more.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The Fund reorganized on [            ], 2009, when the Nicholas-Applegate International Growth Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares based on the NACM Fund’s Class I shares, adjusted to reflect the management fees and other expenses of the Fund’s Institutional Class shares. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Allianz NACM International Growth Fund (continued)

Calendar Year Total Returns — Institutional Class Shares

More Recent Return Information
[To be added - Bar chart showing International Growth Fund Institutional Class Returns]	1/1/08 – 9/30/08	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

	Highest (9/30/99-12/31/99)	[ ]%

	Lowest (6/30/02-9/30/02)	- [ ]%

Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year		5 Year		10 Year		Fund Inception (12/27/96)(4)
Institutional Class — Before Taxes(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Institutional Class — After Taxes on Distributions(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
MSCI EAFE Index(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Lipper International Multi-Cap Growth Funds Average(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Morgan Stanley Capital International Europe Australasia Far East (“MSCI EAFE”) Index is a widely recognized, unmanaged index of issuers located in the countries of Europe, Australia and the Far East. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper International Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges and have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. It does not take into consideration sales charges.

(4)	The NACM Fund began operations on 12/27/96. Index comparisons begin on [12/31/96].

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value (“NAV”) of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Net Annual Fund Operating Expenses(2)
Institutional	0.85%	None	1.35%	2.20%	1.00%	1.20%

(1)

Other Expenses, which are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2009, include 1.00% in organizational expenses estimated to be attributable to Institutional class.

(2)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed 1.20% for Institutional Class shares during the Fund’s initial fiscal year ending November 30, 2009 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Institutional Class shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Share Class	Year 1		Year 3		Year 5		Year 10
Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Changes to “Summary of Principal Risks”

In the sub-section captioned “Short Selling Risk,” all references to the “NACM Fund” are replaced with the “NACM Global Equity 130/30 Fund.”

Changes to “Prior Related Performance Information”

The first sentence of the first paragraph is revised to read in its entirety as follows:

“The Funds are newly organized and have little or no performance record of their own (except for the NACM International Growth Fund, for which the performance history of its predecessor fund is presented in this prospectus).”

Changes to “Management of the Funds”

1. The table following the third paragraph of the sub-section captioned “Management Fees” is amended to add the following entry:

Fund	Management Fees
Allianz NACM International Growth Fund	0.85%

2. The fourth paragraph of the sub-section captioned “Management Fees” is revised to reflect that a discussion regarding the basis for the approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and the Allianz NACM International Growth Fund and the sub-advisory agreement between Allianz Global Fund Management and NACM with respect to the Allianz NACM International Growth Fund will be available in the semi-annual report to shareholders for the period ending May 31, 2009.

3. The third entry in the table following the first paragraph of the sub-section captioned “Sub-Advisers” is revised to read in its entirety as follows:

Sub-Adviser	Funds
Nicholas-Applegate Capital Management LLC (“NACM” or “Nicholas-Applegate”) 600 West Broadway San Diego, CA 92101	Allianz NACM Global Equity 130/30 Fund, Allianz NACM International Growth Fund (the “NACM Funds”)

4. The second paragraph in the sub-section captioned “Nicholas-Applegate” is revised to read in its entirety as follows:

“The individuals at Nicholas-Applegate listed below have primary responsibility for the day-to-day management of the noted Funds.”

5. The table following the second paragraph of the sub-section captioned “Nicholas-Applegate” is amended to add the following entry:

Fund	Portfolio Manager	Since	Recent Professional Experience
Allianz NACM International Growth Fund	Horacio A. Valeiras, CFA	2002	Mr. Valeiras is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000, Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

	Pedro V. Marcal	2006	Senior Vice President, Asset Allocation Committee Member and Portfolio Manager for the Nicholas- Applegate Global Equities strategies since 2001. Lead Portfolio Manager for the Nicholas-Applegate Emerging Countries strategies from 1994 until 2001. Prior to joining NACM in 1994, he had 5 years of investment experience with A. B. Laffer, V. A. Canto & Associates, and A-Mark Precious Metals. He graduated from The Anderson School at University of California, Los Angeles with a M.B.A and the University of California, San Diego with a B.A. He has 19 years of investment experience.

6. The third paragraph in the sub-section captioned “Nicholas-Applegate” describing Mr. Valeiras’ role is deleted.

Changes to “Purchases, Redemptions and Exchanges”

The second entry in the table following the bulleted paragraph captioned “Redemption Fees” in the sub-section captioned “Purchasing Shares” is revised to indicate that the Holding Period of the Allianz NACM International Growth Fund is 30 days.

Changes to “Characteristics and Risks of Securities and Investment Techniques”

1. The first sentence of the first paragraph in the sub-section captioned “Non-U.S. Securities” is revised to read in its entirety as follows:

“The NACM Funds define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, ‘non-U.S. securities’).”

2. In the sub-section captioned “Short Sales,” all references to the “NACM Fund” are replaced with the “NACM Global Equity 130/30 Fund.”

3. A sentence is added to the end of the sub-section captioned “Portfolio Turnover” to read as follows:

“The NACM International Growth Fund is expected to have a high portfolio turnover rate, which may be 200% or more.”

4. The first sentence of the sub-section captioned “New and Smaller-Sized Funds” is revised to read in its entirety as follows:

“The Funds are newly formed and, except for the NACM International Growth Fund, have little or no performance history for investors to evaluate.”

Changes to “Financial Highlights”

The section titled “Financial Highlights” is revised to read in its entirety as follows:

“Financial Highlights are not available for the Allianz RCM Disciplined Equity, Allianz RCM All Horizons, Allianz RCM International Opportunities, Allianz RCM Global Water and Allianz NACM Global Equity 130/30 Funds because they have only recently commenced operations.

“The Financial Highlights table below is intended to help you understand the financial performance of the Institutional Class shares of the NACM International Growth Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The financial information shown below is that of Class I shares of the Nicholas-Applegate International Growth Fund, the NACM International Growth Fund’s predecessor (the “Predecessor Fund”), which reorganized into the NACM International Growth Fund on [            ], 2009. In the absence of such reorganization, the NACM International Growth Fund would not have any financial information to disclose.

The total returns in the table represent the rate that an investor would have earned or lost on an investment in Institutional Class shares of the NACM International Growth Fund, assuming reinvestment of all dividends and distributions. Except as otherwise indicated, this information has been audited by [                    ], an independent registered public accounting

firm, whose report, along with the Nicholas-Applegate International Growth Fund’s financial statements, are included in the March 31, 2008 annual report to shareholders of Nicholas-Applegate Institutional Funds. The information for the period ended September 30, 2008 is included in the Nicholas-Applegate Institutional Fund’s semi-annual report to shareholders, and is unaudited. The Predecessor Fund’s financial statements and the report of independent accountants thereon are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

											Distributions from:
	Net Asset Value, Beginning		Net Investment Income (Loss) (1)		Net Realized and Unrealized Gains (Loss)			Total from Investment Operations			Net Investment Income		Net Realized Capital Gains		Total Distributions
NACM INTERNATIONAL GROWTH

For the year ended:
9/30/2008(5)	$	[ ]	$	[ ]	$	[	]	$	[	]	$	[ ]	$	[ ]	$	[ ]
3/31/2008		22.35		0.17		3.82			3.99			(0.29)		(17.59)		(17.88)
3/31/2007		22.69		0.07		2.86			2.93			(0.07)		(3.20)		(3.27)
3/31/2006		20.47		0.16		6.05			6.21			—		(3.99)		(3.99)
3/31/2005		19.09		0.08		1.72			1.80			—		(0.42)		(0.42)
3/31/2004		12.83		0.30		6.00			6.30			(0.04)		—		(0.04)

				Ratios to Average Net Assets (3)
Net Asset Value, Ending	Total Return (2)	Net Assets, Ending (in 000’s)		Net Investment Income (Loss)	Total Expenses	Expense (Reimbursements)/ Recoupment	Expenses Net of Reimbursement/ Recoupment	Expenses Net of Reimbursement/ Recoupment Offset (4)	Fund’s Portfolio Turnover Rate
$[ ]	[ ]%	$	[ ]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
8.46	11.37		9,496	1.02	1.38	—	1.38	0.99	113
22.35	13.80		15,000	(0.30)	1.41	—	1.41	1.14	119
22.69	33.63		45,889	0.73	1.37	(0.00)	1.37	0.99	167
20.47	9.49		41,394	0.42	1.39	(0.00)	1.39	1.08	203
19.09	49.17		51,450	1.35	1.49	(0.04)	1.45	1.19	186

(1)	Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)	Total returns are not annualized for periods less than one year.
(3)	Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses. Such amounts would increase net investment income (loss) ratios had such reductions not occurred.
(4)	Net expenses include certain items not subject to expense reimbursement for periods prior to January 23, 2006.”
(5)	Unaudited.

Allianz Multi-Strategy Funds Prospectus

July 15, 2008 Institutional Share Class	This prospectus describes five mutual funds offered by Allianz Funds Multi-Strategy Trust (the “Trust”). The Funds provide access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and the affiliated investment management organizations which serve as sub-advisers. As of March 31, 2008, Allianz Global Fund Management and its investment management affiliates managed approximately $854.8 billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below lists the investment objectives and compares certain investment characteristics of the Funds. The information contained in the table is for summary purposes only and is qualified in its entirety by reference to the discussion contained in the individual Fund Summaries beginning on page 4. These Fund Summaries also contain other important characteristics of the Funds.

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Blend Stock Fund	Allianz RCM Disciplined Equity Fund	Seeks long-term capital appreciation	Equity securities of U.S. companies	50–80	Greater than $1.5 Billion
Global Stock Fund	Allianz RCM All Horizons Fund	Seeks long-term capital appreciation	Equity securities of companies worldwide	20–45	All capitalizations
International Stock Fund	Allianz RCM International Opportunities Fund	Seeks long-term capital appreciation	Equity securities of non-U.S. companies	40–80	All capitalizations
Sector-Related Stock Fund	Allianz RCM Global Water Fund	Seeks long-term capital appreciation	Equity securities of water-related companies worldwide	25–50	All capitalizations
Alternative Strategies	Allianz NACM Global Equity 130/30 Fund	Seeks long-term capital appreciation	Long and short positions in equity securities of companies worldwide	60–130 Long positions 40–70 Short positions	All capitalizations

Fund Descriptions, Performance and Fees	The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in the Funds begins after the Fund Summaries.

Note for All Funds	It is possible to lose money on investments in the Funds. The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

The Fund Summaries of each Fund should be read independently of one another. How or whether a particular Fund utilizes an investment strategy, technique or instrument should not be inferred from how or whether other Funds are described as utilizing the same investment strategy, technique or instrument in their Fund Summaries. Some of the Funds are subject to capitalization criteria and percentage investment limitations, as discussed in their Fund Summaries. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure” for more information about these limitations.

1	Allianz Multi-Strategy Funds

Allianz NACM Global Equity 130/30 Fund	Ticker Symbol: AGEIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Alternative Strategies	Fund Focus Long and short positions in equity securities of companies worldwide Approximate Number of Holdings 60-130 long positions 40-70 short positions	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objectives by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and equity-related instruments. The Fund invests in a portfolio of securities that is tied economically to a number of different countries throughout the world, one of which may be the United States. Under normal circumstances, the Fund will invest a significant amount of its assets in non-U.S securities and non-U.S. currencies, and may invest without limit in emerging market securities. The Fund will normally hold long positions in securities with an aggregate value of approximately 130% of its net assets and establish short positions in securities with a market value of approximately 30% of its net assets. However, long and short positions held by the Fund may vary over time as market opportunities develop. The Fund intends to reinvest the proceeds of its short sales by taking additional long positions, which will allow the Fund to maintain long positions in excess of 100% of its net assets and result in a form of financial leverage used by the Fund. The Fund will ordinarily take short positions where it does not own the security sold short (or have the immediate right to acquire the security). The Fund’s short selling strategies involve special risks. See “Short Selling Risk.”

In pursuing its investment objective the Fund seeks to capitalize on change by using fundamental research to identify both long and short investment opportunities that provide a diversified exposure to a broad range of U.S. and non-U.S. companies. When the Fund takes a long position, it purchases securities outright. The Fund will take long positions in companies that the portfolio managers expect to exceed market expectations for earnings growth, regardless of country, industry or market capitalization. The intended result is a long portfolio with greater than average growth rates, including companies for which the market has underestimated growth potential. When the Fund takes a short position it sells a security it does not own and settles the sale by borrowing the security from a lender. Short investments are made in companies where negative change is anticipated, on an absolute or relative basis, or to reduce risk in the portfolio. The portfolio managers consider any company with these characteristics regardless of country, industry or market capitalization.

In analyzing specific companies for possible investment, the portfolio managers implement a bottom-up, growth-oriented investment process by focusing on three primary criteria: positive change (or, in the case of possible short positions, negative change) in fundamentals, sustainability (i.e., longevity of the changing fundamentals), and timeliness (i.e., belief that the market will soon respond to the trend). The portfolio managers consider whether to close a particular position when any of those factors materially changes, or when a more attractive investment candidate is available. The portfolio managers expect a high portfolio turnover rate of 200% or more.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Short Selling Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

4	Allianz Multi-Strategy Funds

Allianz NACM Global Equity 130/30 Fund (continued)

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Net Annual Fund Operating Expenses(2)
Institutional	1.10%	None	2.94%	4.04%	1.69%	2.35%

(1)

Other Expenses reflects 1.69% in organizational expenses based on estimated amounts for the Fund’s fiscal year ending November 30, 2008. Other Expenses also include 0.50% in interest expense on securities sold short and 0.40% in substitute dividend expense on securities sold short. The remainder of Other Expenses (net of the amounts noted above in this footnote) equal 0.35%. Dividend expense on securities sold short refers to paying the value of dividends to the securities’ lenders. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the Fund’s net assets in long positions.

(2)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses, as well as interest expense and substitute dividend expense on securities sold short, but excluding other interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 2.35% for Institutional Class shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Institutional Class shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Share Class	Year 1	Year 3
Institutional	$238	$733

*	The Examples are based on the Net Fund Operating Expenses shown above.

Prospectus	5

Allianz RCM All Horizons Fund	Ticker Symbol: ARHIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Global Stocks	Fund Focus Equity securities of companies worldwide Approximate Number of Holdings 20-45	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available worldwide. The Fund’s portfolio managers are not constrained by geographic, capitalization or company limitations. The Fund may invest without limit in emerging market securities. The Fund may also invest in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio managers are not constrained by style factors and do not intend to pursue specific benchmark-constrained capital growth or income targets. The portfolio managers select investments on a bottom-up basis from a broad universe, irrespective of market capitalization, geography, sector allocation or investment style. While the strategy may seek to add value through short-term holdings, the portfolio managers typically seek investments with longer time horizons for capital appreciation. In analyzing specific companies for possible investment, the portfolio manager may consider as appropriate the economic and political environment for the region in which each company is located. Investments are not restricted to companies with a record of dividend payments.

The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes. The Fund will typically not reinvest proceeds from sales of securities until a suitable opportunity has been identified and the Fund may also hold a substantial portion of its assets in cash or cash equivalents for significant periods of time. The Fund typically does not utilize currency hedging with respect to equity or cash positions. Separate from its strategy of holding cash prior to reinvestment, the Fund may deviate from its principal strategies in response to unfavorable market and other conditions, by making temporary investments of most or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

In selecting investments, the portfolio managers may seek the input of the firm’s global research platform, regional portfolio managers and single country managers. In addition to traditional research activities, the portfolio manager uses GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

While the Fund typically seeks long-term capital appreciation without relying on leverage or short selling, it may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

6	Allianz Multi-Strategy Funds

Allianz RCM All Horizons Fund (continued)

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Net Annual Fund Operating Expenses(2)
Institutional	0.95%	None	3.78%	4.73%	3.43%	1.30%

(1)	Other Expenses reflects 3.43% in organizational expenses based on estimated amounts for the Fund’s fiscal year ending November 30, 2008.
(2)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.30% for Institutional Class shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Institutional Class shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Share Class	Year 1	Year 3
Institutional	$132	$412

*	The Examples are based on the Net Fund Operating Expenses shown above.

Prospectus	7

Allianz RCM Disciplined Equity Fund	Ticker Symbol: ARDIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Blend Stocks	Fund Focus Equity securities of U.S. companies Approximate Number of Holdings 50-80	Approximate Primary Capitalization Range Greater than $1.5 Billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. The Fund will invest primarily in U.S. companies with market capitalizations of at least $1.5 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in companies organized or headquartered in any one non-U.S. country or 10% in emerging market securities). The Fund may invest in initial public offerings (IPOs).

In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow and/or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as he deems appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio manager uses GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

8	Allianz Multi-Strategy Funds

Allianz RCM Disciplined Equity Fund (continued)

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Net Annual Fund Operating Expenses(2)
Institutional	0.70%	None	2.58%	3.28%	2.30%	0.98%

(1)	Other Expenses reflects 2.30% in organizational expenses based on estimated amounts for the Fund’s fiscal year ending November 30, 2008.
(2)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 0.98% for Institutional Class shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Institutional Class shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Share Class	Year 1	Year 3
Institutional	$100	$312

*	The Examples are based on the Net Fund Operating Expenses shown above.

Prospectus	9

Allianz RCM Global Water Fund	Ticker Symbol: AWTIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of water-related companies worldwide Approximate Number of Holdings 25-50	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that are represented in one or more of the S&P Global Water Index, the Palisades Water or Global Water Indices or the Janney Water Index (Composite), or that are substantially engaged in water-related activities. The portfolio managers consider “water-related activities” as those commercial activities that relate to the quality or availability of or demand for potable and non-potable water and include but are not necessarily limited to the following: water production, storage, transport and distribution; water supply-enhancing or water demand-reducing technologies and materials; water planning, control and research; water conditioning, such as filtering, desalination, disinfection and purification; sewage and liquid waste treatment; and water delivery-related equipment and technology, consulting or engineering services relating to any of the above-mentioned activities. See “Characteristics and Risks of Securities and Investment Techniques—Investments in the Water-Related Resources Sector” in this Prospectus. The Fund’s portfolio managers are not constrained by capitalization limitations. The Fund invests, under normal circumstances, at least 40% of its total assets in non-U.S. securities, and allocates its investments among securities of issuers in at least eight different countries (including the United States). The Fund may invest in emerging market securities. The Fund may also purchase securities in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio managers select investments on a bottom-up basis irrespective of market capitalization, geography, industry/sector or growth- or value-orientation. In selecting investments for the Fund, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. In analyzing specific companies for possible investment, the portfolio managers may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In selecting investments, the portfolio managers may seek the input of a global research platform, regional portfolio managers and single country managers. In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Focused Investment Risk • Water-Related Risk	• Credit Risk • Currency Risk • Derivatives Risk • Emerging Markets Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

10	Allianz Multi-Strategy Funds

Allianz RCM Global Water Fund (continued)

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Net Annual Fund Operating Expenses(2)
Institutional	0.95%	None	0.57%	1.52%	0.27%	1.25%

(1)	Other Expenses reflects 0.27% in organizational expenses based on estimated amounts for the Fund’s fiscal year ending November 30, 2008.
(2)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, certain credits and other expenses, exceed, 1.25% for Institutional Class shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Institutional Class shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Share Class	Year 1	Year 3
Institutional	$127	$397

*	The Examples are based on the Net Fund Operating Expenses shown above.

Prospectus	11

Allianz RCM International Opportunities Fund	Ticker Symbol: AMOIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category International Stocks	Fund Focus Equity securities of non-U.S. companies Approximate Number of Holdings 40-80	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available internationally. The Fund primarily invests in companies with market capitalizations in excess of $2 billion, but may invest in companies of any capitalization. Fund holdings normally consist primarily of securities of companies organized or headquartered outside of the United States, and the Fund normally has exposure to at least 5 countries outside of the U.S. The Fund may invest up to 25% of its assets in emerging market securities. The Fund may also invest in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio managers select investments on a bottom-up, company specific basis from within the broad universe of investments. The portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. The portfolio manager may also consider, as appropriate, the economic and political environment for the region in which the company is located.

In selecting investments, the portfolio managers may seek the input of the firm’s global research analysts located worldwide in offices in Frankfurt, London, Tokyo, Hong Kong and San Francisco. In addition to traditional research activities, the portfolio manager uses RCM’s GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. While the Fund may hedge its exposure to foreign currencies, the portfolio managers typically do not engage in active management of currency exposure. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information	The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

12	Allianz Multi-Strategy Funds

Allianz RCM International Opportunities Fund (continued)

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Net Annual Fund Operating Expenses(2)
Institutional	0.85%	None	2.08%	2.93%	1.73%	1.20%

(1)	Other Expenses reflects 1.73% in organizational expenses based on estimated amounts for the Fund’s fiscal year ending November 30, 2008.
(2)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.20% for Institutional Class shares during the Fund’s initial fiscal year ending November 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Institutional Class shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Share Class	Year 1	Year 3
Institutional	$122	$381

*	The Examples are based on the Net Fund Operating Expenses shown above.

Prospectus	13

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are summarized alphabetically in this section. Each Fund may be subject to additional principal risks and risks other than those described below or in its Fund Summary because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on an investment in any of the Funds.

Credit Risk	A Fund could lose money if the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral if the Fund engages in securities lending), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk	To the extent that a Fund invests directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk	Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Funds’ use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent that a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund could lose more than the principal amount invested in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk	To the extent that a Fund invests in non-U.S. securities, it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. A Fund may also be subject to this risk if it invests in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

14	Allianz Multi-Strategy Funds

Equity Securities Risk	Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. The Funds also consider depositary receipts to be types of equity securities.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) and may also invest in equity securities of companies that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk	Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers and thus may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on a Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, when a Fund focuses its investments in a certain type of issuer it is particularly vulnerable to events affecting such type of issuer. Also, a Fund may have greater risk because it invests a substantial portion of its assets in a group of industries (or “sectors”). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

IPO Risk	Securities purchased in initial public offerings (IPOs) are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to a Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of any IPOs on the Fund’s performance will generally decrease.

Issuer Risk	The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. A Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of derivatives, short sales, reverse repurchase agreements, and when-issued, delayed-delivery and forward commitment transactions. The use of

Prospectus	15

leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions could theoretically be subject to unlimited losses in cases where a Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Fund’s investment returns, resulting in greater losses.

Liquidity Risk	Each Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve the purchase of securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk	Each Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Advisers and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Market Risk	The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. A principal risk of investing in a Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs (e.g., rising oil prices) and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk	To the extent that a Fund invests in non-U.S. securities it may experience more rapid and extreme changes in value than funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. For example, because certain of the Funds may invest a substantial amount of their assets in particular countries, these Funds may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to a Fund’s investment in non-U.S. securities. See “Tax Consequences.”

Short Selling Risk

A Fund may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. As described in its Fund Summary, the NACM Global Equity 130/30 Fund (the “NACM Fund”) intends to engage in short selling as a principal part of its investment program. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or

16	Allianz Multi-Strategy Funds

expenses the Fund pays in connection with the short sale. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A Fund may engage in short sales where it does not own or have the right to acquire the security sold short at no additional cost (the NACM Fund will ordinarily engage in these types of short sales). A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by the NACM Fund (as well as any other Fund) or short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the NACM Fund and other Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

Smaller Company Risk	The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk	A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund’s after-tax returns. The trading costs and possible tax effects associated with portfolio turnover would adversely affect a Fund’s performance and after-tax returns to investors.

Water-Related Risk	Because the RCM Global Water Fund (for the purposes of this section, “the Fund”) focuses its investments in companies that are substantially engaged in water-related activities, events or factors affecting the sector consisting of companies engaged in such activities (the “water-related resource sector”) will have a greater effect on, and may more adversely affect, the Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries.

Companies in the water-related resource sector may be significantly affected by events relating to international political and economic developments, water conservation, the success of exploration projects, commodity prices and tax and other government regulations. There are substantial differences between the water-related, environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect companies in the water-related resource sector include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the sector.

Companies in the water-related resource sector are susceptible to changes in investment in water purification technology globally, and a slackening in the pace of new infrastructure projects in developing or developed countries may constrain such companies’ ability to grow in global markets. Other reductions in demand for clean water, such as significant decreases in world population or increased availability of potable water in arid regions, may reduce demand for certain products and services provided by companies in the water-related resource sector.

While the water-related resource sector includes established and mature companies, portions of the sector are newly developing and strongly influenced by technological changes. The sector can be significantly affected by the level and volatility of technological change in industries focusing on the quality or availability of or demand for potable and non-potable water. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts by companies in the sector that are focused on developing newer technologies may not result in viable commercial

Prospectus	17

products, and such companies in the sector typically bear high research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Many companies in the sector are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the value of investments in companies in the water-related resource sector tends to be considerably more volatile than that of companies in more established sectors and industries.

Due to its focus on the water-related resource sector, the Fund invests in companies that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to various events and other factors. To the extent it focuses a significant portion of its assets in any particular industry within the water-related resource sector, the Fund is further subject to focused investment risk and is more susceptible to events or factors affecting companies in that particular industry. See “Focused Investment Risk.”

The Fund may also have focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region. Prolonged drought, floods, weather, disease and other natural disasters, as well as war and political instability, may significantly reduce the ability of companies in the water-related resource sector to maintain or expand their operations or their marketing efforts in affected countries or geographic regions. See “Non-U.S. Investment Risk” and “Emerging Markets Risk.”

To the extent the Fund invests in companies that derive substantial revenues from activities outside the water-related resource sector, those investments may be significantly affected by developments in other industries in which such companies are active. See “Equity Securities Risk” and “Market Risk.”

Additional Risks of Investing in the Funds	In addition to the risks described above, the Funds are newly formed and therefore have limited or no history for investors to evaluate. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results.

Prior Related Performance Information

The Funds are newly organized and have little or no performance record of their own. The following tables set forth historical performance information for the institutional accounts managed by Nicholas-Applegate Capital Management LLC (the “NACM Composite”) and by RCM Capital Management LLC (the “RCM Composites” and, together with the NACM Composite, the “Composites”) that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the NACM Global Equity 130/30 Fund, the RCM All Horizons Fund and RCM Disciplined Equity Fund, respectively.

The composite data is provided to illustrate the past performance of Nicholas-Applegate Capital Management LLC (“NACM”) and RCM Capital Management LLC (“RCM”) in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the above-mentioned Funds. The accounts in the Composites are separate and distinct from the Funds; their performance is not intended as a substitute for the Funds’ performance and should not be considered a prediction of the future performance of a Fund or of NACM or RCM.

The Composites’ performance data shown below was calculated in accordance with recognized industry standards, consistently applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. “Net of Fees” figures also reflect the deduction of investment advisory fees. Custodial fees, if any, were not included in the calculation. The Composites include all actual discretionary institutional accounts managed by NACM or RCM for at least one full month that have investment objectives, policies, strategies and risks substantially similar to those of the corresponding Funds. The Composites may include both tax-exempt and taxable accounts and all reinvestment of earnings. The accounts that make up the NACM Composite typically use leverage to gain approximately 130% long exposure and 30% short exposure, consistent with the NACM Global Equity 130/30 Fund’s investment strategies.

Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Monthly returns of the Composite combine the individual

18	Allianz Multi-Strategy Funds

accounts’ returns (calculated on a time-weighted rate of return basis that is revalued daily) by asset-weighting each account’s asset value as of the beginning of the month. Annual returns are calculated by geometrically linking the monthly returns. Investors should be aware that the performance information shown below was calculated differently than the methodology mandated by the Securities and Exchange Commission for registered investment companies.

The institutional accounts that are included in the Composites may be subject to lower expenses than the Funds and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Composites may have been less favorable had they been subject to the same expenses as the Funds or had they been regulated as investment companies under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person’s tax status, and the results have not been reduced to reflect any income tax that may have been payable.

Each table below shows the annual total returns for the corresponding Composite, and a broad-based securities market index as of December 31, 2007.

NACM’s Prior Performance of Similar Accounts Relating to the Allianz NACM Global Equity 130/30 Fund

Year	Global Equity 130/30 Composite (Gross of Fees)	Global Equity 130/30 Composite (Net of Fees)	Morgan Stanley Capital International (“MSCI”) All Country World Index
2007(1)	40.23%	38.74%	12.18%

(1)

The composite consisted of a single non-fee-paying account from inception through March 31, 2008. Returns shown that are net of fees impute a management fee of 1.10%, which corresponds to the Fund’s management fee.

More recent return information for the composite, for the period 1/1/08 through 3/31/08, was -9.05% (gross of fees) and -9.31% (net of fees). The index’s return for this period was -9.18%.

RCM’s Prior Performance of Similar Accounts Relating to the Allianz RCM All Horizons Fund

Year	RCM Global Equity Unconstrained Composite (Gross of Fees)	RCM Global Equity Unconstrained Composite (Net of Fees)	Morgan Stanley Capital International (“MSCI”) World Index
Since Inception(1)	25.33%	25.01%	18.30%
2007	30.70%	30.29%	9.57%
2006	39.71%	39.37%	20.65%
2005	11.46%	11.20%	10.03%
2004	18.22%	17.93%	15.25%
2003	29.99%	29.66%	33.76%

(1)	Annualized since inception 9/30/2002 through 12/31/2007.

More recent return information for the composite, for the period 1/1/08 through 3/31/08, was -7.20% (gross of fees) and -9.08% (net of fees). The index’s return for this period was -8.95%.

RCM’s Prior Performance of Similar Accounts Relating to the Allianz RCM Disciplined Equity Fund

Year	RCM Disciplined U.S. Core Composite (Gross of Fees)	RCM Disciplined U.S. Core Composite (Net of Fees)	S&P 500 Index
Since Inception(1)	13.68%	13.31%	11.88%
2007	11.52%	11.16%	5.49%
2006	15.68%	15.28%	15.79%
2005	12.54%	12.10%	4.91%
2004	13.13%	12.69%	10.88%
2003	27.13%	26.73%	28.68%
2002	-23.88%	-24.16%	-22.10%
2001	-6.52%	-6.95%	-11.89%
2000	5.52%	5.04%	-9.10%
1999	28.68%	28.15%	21.04%
1998	25.73%	25.21%	28.58%

(1)	Annualized since inception 1/31/1994 through 12/31/2007.

More recent return information for the composite, for the period 1/1/08 through 3/31/08, was -7.64% (gross of fees) and -7.70% (net of fees). The index’s return for this period was -9.44%.

Prospectus	19

Management of the Funds

Investment Manager	Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for the Funds. Subject to the supervision of the Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Manager is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Manager provides investment management and advisory services to open-end mutual funds and closed-end funds. The Manager is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of March 31, 2008, the Manager and its investment management affiliates had approximately $854.8 billion in assets under management.

The Manager has retained investment management firms (“Sub-Advisers”) to manage each Fund’s investments. See “Sub-Advisers” below. The Manager may retain affiliates to provide various administrative and other services required by the Funds.

Management Fees	Each Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Advisers in return for their services.

In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.

The Funds commenced operations during the current fiscal year, and they have agreed to pay monthly management fees to the Manager at the following annual rates (stated as a percentage of average daily net assets):

Fund	Management Fees
Allianz NACM Global Equity 130/30 Fund	1.10%
Allianz RCM All Horizons Fund	0.95%
Allianz RCM Disciplined Equity Fund	0.70%
Allianz RCM Global Water Fund	0.95%
Allianz RCM International Opportunities Fund	0.85%

A discussion regarding the basis for the approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and each Fund, the sub-advisory agreements between Allianz Global Fund Management and RCM and Allianz Global Fund Management and NACM, and the portfolio management agreements between RCM and AGIA with respect to the Allianz RCM All Horizons, Allianz RCM Global Water and Allianz RCM International Opportunities Funds will be available in the annual report to shareholders for the fiscal year ending November 30, 2008 or (in the case of Allianz RCM Global Water Fund) in the semi-annual report to shareholders for the period ending May 31, 2008.

Sub-Advisers	The Sub-Advisers have or share full investment discretion and responsibility for all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Manager and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

Sub-Adviser*	Fund(s)
RCM Capital Management LLC (“RCM”) 4 Embarcadero Center San Francisco, CA 94111	Allianz RCM All Horizons Fund, Allianz RCM Disciplined Equity Fund, Allianz RCM Global Water Fund, Allianz RCM International Opportunities Fund (the “RCM Funds”)
Allianz Global Investors Advisory GmbH (“AGIA”) Mainzer Landstrasse 11-13 Frankfurt-am-Main, Germany	Allianz RCM All Horizons Fund, Allianz RCM Global Water Fund, Allianz RCM International Opportunities Fund
Nicholas-Applegate Capital Management LLC (“NACM” or “Nicholas-Applegate”) 600 West Broadway San Diego, CA 92101	Allianz NACM Global Equity 130/30 Fund
*	Each Sub-Adviser is affiliated with the Manager.

20	Allianz Multi-Strategy Funds

The following provides additional information about each Sub-Adviser and the individual portfolio manager(s) who have or share primary responsibility for managing the Funds’ investments. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage.

RCM and AGIA	RCM is responsible for managing, either directly or through other investment advisers selected by it, the investment of each RCM Fund’s assets, subject to the general oversight and supervision of the Manager and the Board of Trustees. RCM is located at 4 Embarcadero Center, San Francisco, California 94111. RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. RCM is part of the RCM Group, a global investment organization consisting of separate affiliated entities, owned by Allianz SE, which are located in key financial centers, including San Francisco, London, Frankfurt, Hong Kong, Sydney and Tokyo. As of March 31, 2008, these affiliated entities collectively advised or managed approximately $156.6 billion, including $18.4 billion managed by RCM in San Francisco.

RCM has, in turn, retained its affiliated investment management firm, AGIA, to conduct day-to-day management of the Allianz RCM All Horizons, Allianz RCM Global Water and Allianz RCM International Opportunities Funds (RCM and AGIA being referred to, collectively, with respect to each such Fund, as the “Sub-Adviser”). Pursuant to the terms of its portfolio management agreement with RCM, AGIA has full investment discretion and makes all determinations with respect to the investment of each applicable Fund’s assets, subject to the general supervision of RCM, the Manager and the Board of Trustees. AGIA’s principal place of business is Mainzer Landstrasse 11-13, Frankfurt-am-Main, Germany, although it also has portfolio managers, analysts, compliance and other personnel under its supervision based in London, England. AGIA was established in 1990, and provides advisory services to high net worth clients and pooled products. As of March 31, 2008, AGIA managed approximately $27.6 billion, principally for clients located in Europe. Although AGIA has been registered as an investment management company in Germany since 1990, it only recently registered as an investment adviser in the United States and has limited experience managing U.S. registered investment companies.

The portfolio managers and analysts of RCM and AGIA are part of the RCM Group, and they have access to and share proprietary research information developed by a team of 69 analysts strategically positioned in the RCM Group’s offices worldwide as of March 31, 2008.

The individuals at RCM listed below have or share primary responsibility for managing the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience
Allianz RCM All Horizons Fund	Paul Schofield*	2008 (Inception)	Director, Global Equity Fund Management Team, RCM London. Prior to joining RCM in 1998, he was a portfolio administrator at Flemings. He graduated from the University of Portsmouth in 1996 with a BA (Hons) in Financial Services. He has 12 years of investment industry experience.

	Lucy MacDonald, ASIP*	2008 (Inception)	CIO of Global Equities, RCM London. Prior to joining RCM in 2001, she was a Director and Senior Portfolio Manager at Baring Asset Management. She graduated from Bristol University in 1984, and is an Associate of the Society of Investment Professionals (ASIP). She has 22 years of investment industry experience.

Allianz RCM Disciplined Equity Fund	Seung H. Minn, CFA	2008 (Inception)	CIO, U.S. Systematic Equities. Prior to joining RCM in 1998, he was a Senior Vice President and Head of International Quantitative Research at Putnam Investments in Boston. He received a B.S.E. in Civil Engineering and Operations Research from Princeton University, is a CFA charterholder, and is a member of the CFA Institute and the Security Analysts of San Francisco. He has 19 years of investment industry experience.

Allianz RCM Global Water Fund	Bozena Jankowska*	2008 (Inception)	Vice President and Head of Sustainability Research at AGIA and RCM (UK) Ltd. (“RCM (UK)”). Ms. Jankowska joined AGIA in 2006 and RCM (UK) in 2000 in her current role. She is based in London and heads the firm’s Sustainable Research team in London. She is responsible for RCM (UK)’s sustainable investment policy and strategy, and serves as lead portfolio manager of a suite of EcoTrendsSM investment products. Prior to joining RCM (UK), she worked for the construction firm, John Laing Plc as their Business and Environment Adviser. She graduated from the University of Sussex with a B.Sc. (Hons) in Environmental Science and earned an M.Sc. in Environmental Technology with Distinction, from Imperial College of Science, Technology and Medicine, specializing in Business and Environment. She has 7 years of investment industry experience.

	Andreas Fruschki*	2008 (Inception)	Research Associate, European Healthcare Team at AGIA and RCM (Frankfurt). Prior to joining RCM (Frankfurt) in 2005, he was a legal trainee with positions at the Berlin Supreme Court, PricewaterhouseCoopers, the German Chamber of Commerce and Berlin’s City Development Department. He graduated with distinction from the MBA program at the University of Western Sydney in 2005. Prior to this, he obtained his law degree from Humboldt University in Berlin, and is a juristischer Assessor (solicitor). He has 2 years of investment industry experience.

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Fund	Portfolio Manager	Since	Recent Professional Experience
Allianz RCM International Opportunities Fund	Matthew Bowyer, CFA*	2008 (Inception)	Director, Global Equity Fund Management Team, RCM London. Prior to joining RCM in 2004, he was a consultant to the CIO of BNP Paribas Asset Management and previously he worked at Citigroup Asset Management from 1985 until 2002 where he was responsible for over $4 billion in global, EAFE and global sector mandates. He graduated from Harvard College in 1981 with a BA in Economics and the London School of Economics in 1982 with an MSc in Economics. He has 23 years of investment industry experience.

	Lucy MacDonald, ASIP*	2008 (Inception)	See above.

*	Individuals have joint responsibility for the day-to-day management of the Fund.

Nicholas-Applegate	Organized in 1984, Nicholas-Applegate provides advisory services primarily to mutual funds, closed-end funds and institutional accounts. NACM is located at 600 West Broadway, San Diego, CA 92101. As of March 31, 2008, Nicholas-Applegate had approximately $13.1 billion in assets under management.

The individual at Nicholas-Applegate listed below has primary responsibility for the day-to-day management of the Allianz NACM Global Equity 130/30 Fund.

Fund	Portfolio Manager	Since	Recent Professional Experience
Allianz NACM Global Equity 130/30 Fund	Pedro V. Marcal	2008 (Inception)	Senior Vice President, Asset Allocation Committee Member and Portfolio Manager for the Nicholas- Applegate Global Equities strategies since 2001. Lead Portfolio Manager for the Nicholas-Applegate Emerging Countries strategies from 1994 until 2001. Prior to joining NACM in 1994, he had 5 years of investment experience with A. B. Laffer, V. A. Canto & Associates, and A-Mark Precious Metals. He graduated from The Anderson School at University of California, Los Angeles with a M.B.A and the University of California, San Diego with a B.A. He has 19 years of investment experience.

In addition to the person listed above, Horacio A. Valeiras, CFA, is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm, including those performed for the NACM Global Equity 130/30 Fund. He is also a Portfolio Manager for the NACM International Growth portfolios and a member of the NACM Executive Committee. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000 Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has 19 years of investment management experience.

Manager/Sub-Adviser Relationship	Shareholders of each Fund have granted approval to the Manager to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval, subject to the conditions of an exemptive order granted by the Securities and Exchange Commission (the “Exemptive Order”) with respect to certain other open-end funds within the Allianz family of funds. One of the conditions requires the Board of Trustees to approve any such agreement. Currently the Exemptive Order does not apply to the Trust. In addition, the Exemptive Order currently does not apply to sub-advisory agreements with an affiliate of the Manager, unless that affiliate is wholly-owned by Allianz. Because RCM and AGIA are not wholly-owned by Allianz, the Exemptive Order does not apply to Funds sub-advised by RCM or AGIA. However, the Trust and the Manager may seek further exemptive or no-action relief in order to permit the Trust to rely on the terms of the Exemptive Order. If the Trust becomes able to rely on the terms of the Exemptive Order, the Manager would have the responsibility, subject to the ultimate responsibility of the Board of Trustees, to oversee each Fund’s sub-advisers and to recommend their hiring, termination and replacement.

Distributor	The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Manager. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of certain open-end funds not in the Trust and advised by the Manager. PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties

22	Allianz Multi-Strategy Funds

agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of these settlements alleged that any inappropriate activity took place with respect to the Fund. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, certain affiliated investment companies, and certain current and former trustees of the above-referenced Allianz funds have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management, the Sub-Advisers and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management’s, the Sub-Advisers’ or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, the Sub-Advisers or AGID to perform their respective contracts with respect to the Funds.

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Investment Options—Institutional Class Shares

The Trust offers investors Institutional Class shares of each Fund in this Prospectus.

The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class shares, except that a Redemption Fee of 2.00% may apply to shares that are redeemed or exchanged within the applicable Holding Period. See “Purchases, Redemptions and Exchanges—Redemption Fees” below.

Arrangements with Service Agents	Institutional Class shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Payments to Financial Firms	A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares of the Funds) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

The Distributor, the Manager and their affiliates (for purposes of this sub-section only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other funds of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds or other Allianz-sponsored funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. Currently, the payments described in this paragraph are not generally made with respect to Institutional Class shares. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a

24	Allianz Multi-Strategy Funds

particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolios, the Trust, the Manager and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Funds, the Distributor and the Manager to financial firms, please see the Statement of Additional Information.

Purchases, Redemptions and Exchanges

Purchasing Shares	Investors may purchase Institutional Class shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge or other fee.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of Institutional Class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for the Funds and will not require the Funds to pay any type of administrative payment per participant account to any third party.

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Investment Minimums.  The minimum initial investment for shares of Institutional Class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of the Manager and its affiliates.

The Trust and Distributor may waive the minimum initial investment for other categories of investors at their discretion. Adviser-sponsored funds of funds are exempt from the minimum investment requirement.

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Timing of Purchase Orders and Share Price Calculations.  A purchase order received by the Trust’s transfer agent, Boston Financial Data Services, Inc. (the “Transfer Agent”), prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s net asset value (“NAV”). An order received after that valuation time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the valuation time and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

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Initial Investment.  Investors may open an account by completing and signing a Client Registration Application and mailing it to Boston Financial Data Services, Inc., P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Boston Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). A Client Registration Application may be obtained by calling 1-800-498-5413.

Prospectus	25

Except as described below, an investor may purchase Institutional Class shares only by wiring federal funds to the Transfer Agent, Allianz Funds Multi-Strategy Trust, c/o BFDS, 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-498-5413 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Manager or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

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Additional Investments.  An investor may purchase additional Institutional Class shares of a particular Fund at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

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Other Purchase Information.  Purchases of the Funds’ Institutional Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

An investor should invest in the Funds for long-term investment purposes only. The Trust and the Manager each reserves the right to refuse purchases if, in the judgment of the Trust or the Manager, the purchases would adversely affect the Funds and their shareholders. In particular, the Trust and the Manager each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Institutional Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of the Funds are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if the Manager or the Sub-Adviser intends to retain the security in the Funds as an investment. Assets purchased by the Funds in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Funds’ assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

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Retirement Plans.  Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the Funds as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

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Redemption Fees.  Investors in Institutional Class shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the NAV of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 7 or 30 days (depending on the length of the applicable Fund’s Holding Period) after their acquisition, including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

26	Allianz Multi-Strategy Funds

Holding Period
Fund	7 days	30 days
Allianz RCM Disciplined Equity Fund	•
Allianz NACM Global Equity 130/30, Allianz RCM All Horizons, Allianz RCM Global Water and Allianz RCM International Opportunities Funds		•

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to a Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new Holding Period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A, which is subject to the 7-day Holding Period, are exchanged for shares of Fund B, which is subject to the 30-day Holding Period, 5 days after the purchase of the Fund A shares, followed in 29 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by a Fund to defray certain costs described below and are not paid to or retained by the Manager, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described below under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee.  A Fund may be limited in its ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for a Fund to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares held through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold Fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Due to these limitations on the assessment of the Redemption Fee, a Fund’s use of Redemption Fees may not successfully reduce or eliminate excessive short-term trading in shares of the Fund, or fully insulate Fund shareholders from associated costs or other dilution of the value of Fund shares. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Funds may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.”

Prospectus	27

Waivers of Redemption Fees.  The Funds have elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;
•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;
•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by the Manager or its affiliates; and
•	otherwise as the Manager or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of shares of a Fund where the entirety of the proceeds of such redemption is immediately invested in another share class of the same Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a redemption fee would cause a Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in a particular Fund, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

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Redemptions by Mail.  An investor may redeem (sell) Institutional Class shares by submitting a written request to Boston Financial Data Services, Inc., P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Boston Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The

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request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

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Redemptions by Telephone or Other Wire Communication.  An investor who elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-498-5413, by sending a facsimile to 1-816-218-1594, by sending an e-mail to allianzfunds@bfdsmidwest.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes Allianz Global Fund Management and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Allianz Global Fund Management or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Allianz Global Fund Management or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

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Other Redemption Information.  Subject to any applicable Redemption Fees, redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, will receive that day’s NAV. A redemption request received on or after that time becomes effective on the next business day.

Unless eligible for a waiver, shareholders of the Funds who redeem their shares within the applicable Holding Period will pay a Redemption Fee of 2.00% of the NAV of the shares redeemed. See “Redemption Fees” above.

Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven calendar days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

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For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to cause the redemption of Institutional Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of any Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of its securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange Privilege	Except as provided below or in the applicable funds’ prospectus(es), an investor may exchange Institutional Class shares of a Fund for shares of the same class of any other fund of the Trust, Allianz Funds or PIMCO Funds that offers that class based on the respective NAVs (subject to any applicable Redemption Fees) of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-498-5413.

Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Funds within the applicable Holding Period will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” above.

An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect the Funds and their shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to the Trust or the Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 60 days’ prior notice whenever it is reasonably able to do so. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for a Fund to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners.

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Abusive Trading Practices	The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since many of the Funds intends to invest in non-U.S. securities, it may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of a particular Fund’s non-U.S. portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, any high-yield securities and securities of issuers located in emerging markets that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Fund and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes Redemption Fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of Redemption Fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” above for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the NAV of a Fund’s shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of the Funds or their shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Funds on a net basis, conceal the identity of the individual shareholders from the Funds because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Funds’ underlying beneficial owners. This makes it more difficult for the Funds to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected

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terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

1.    Name.

2.    Date of birth (for individuals).

3.    Residential or business street address.

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents	To reduce expenses, it is intended that only one copy of each Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-498-5413. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

How Fund Shares are Priced

The net asset value per share (“NAV”) of a Fund’s Institutional Class shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the

32	Allianz Multi-Strategy Funds

close of the relevant market and before the Valuation Time. The Trust’s global and international Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and other Funds may do the same depending upon the extent of non-U.S. securities held in their portfolios. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary.

Each Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

Each Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name and wiring instructions.

Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

For further information on distribution options, please contact the Trust at 1-800-498-5413.

Tax Consequences

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

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Taxes on Fund Distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long a Fund owned the investments that

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generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than 12 months over net short-term capital losses) that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that a Fund owned for 12 months or less generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to you, up to the amount of your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Funds as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

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Taxes When You Sell (Redeem) or Exchange Your Shares.  Any gain resulting from the sale of Fund shares generally will be subject to federal income tax. When you exchange shares of a Fund for shares of another fund, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

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A Note on the Allianz NACM Global Equity 130/30 Fund.  The Allianz NACM Global Equity 130/30 Fund engages to a significant extent in short sales and is expected to have a high portfolio turnover rate. The Fund’s short sale transactions generally will increase the portion of the Fund’s distributions that are taxable to you as ordinary income. In addition, the Fund’s high portfolio turnover rate may result in greater taxable distributions to you, regardless of whether your Fund shares have increased in value.

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A Note on Non-U.S. Investments.  A Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at year end consists of securities of foreign corporations, the Fund may be able to pass through to you a deduction or credit for foreign taxes paid by the Fund. A Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

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Backup Withholding.  A Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate is 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to U.S. federal income tax consequences to U.S. persons of investing in the Funds; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital gains distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

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Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Manager, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund’s portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio managers have placed on it.

Companies that a Fund’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market

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interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings	Securities purchased in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of any IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities	The NACM Fund defines non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). The RCM Funds consider non-U.S. securities to include the following types of equity and equity-related instrument (together, for these purposes, “non-U.S. securities”): securities of companies that derive at least 50% of their total profits or revenue from, or maintain at least 50% of their assets in, countries outside of the U.S. and that in addition are either organized or headquartered outside the U.S., have securities that are principally traded outside the U.S., or, in the case of other investment companies, invest primarily in such non-U.S. securities as defined in this paragraph. The Sub-Advisers expect that the Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, the Funds may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when the Sub-Advisers believe that such securities are not publicly traded either in the U.S. or non-U.S. markets.

Each Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. ADRs, EDRs and GDRs are considered by the Funds to be types of equity securities.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for a Fund that invests in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign currency exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. See “Foreign Currencies” below.

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Emerging Market Securities	Each Fund may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Countries with “emerging market” economies are those with securities markets that are, in the opinion of the Sub-Advisers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Funds with percentage limitations on investments in emerging market securities calculate those limitations by defining “emerging market securities” as securities issued by companies organized or headquartered in emerging market countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions.  The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A Fund may also invest in a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase Fund exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that a Fund engages in foreign currency transactions, it will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

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Derivatives	Each Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Advisers may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that a Fund may buy, sell or otherwise utilize include, among others, call and put option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements with respect to, among other underliers, securities, indices, interest rates and currencies. A description of these and other derivative instruments that a Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by a Fund.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a Fund will segregate assets determined to be liquid by the Manager or the Sub-Advisers in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be increased by the writing of uncovered or “naked” options.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If the Sub-Advisers

38	Allianz Multi-Strategy Funds

incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may increase or accelerate the amount of ordinary income recognized by its shareholders. Derivative instruments are also subject to the risk of ambiguous documentation.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Related Instruments	Each Fund may invest in equity-related instruments. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “—Common Stocks and Other Equity Securities” above. To the extent that a Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, a Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objectives when they do so. The Funds may maintain a portion of their assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities	As used in this Prospectus, the term “fixed income securities” includes, but is not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Funds may invest in derivatives based on fixed income securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of

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a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities	Securities rated below investment grade, i.e., lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Ratings Services (“S&P”), or unrated securities determined by the Sub-Advisers to be of comparable quality, are sometimes referred to as “high yield” securities or “junk bonds.” Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to each Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities	The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s and S&P. Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Funds will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager and the Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if their Sub-Advisers determine that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities	Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

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Convertible Securities	Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities.  “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Each Fund may lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Funds’ assets. The Funds do not currently have a program in place pursuant to which they may lend portfolio securities. However, they may establish such a program in the future. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

Short Sales	A Fund may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. As described in its Fund Summary, the NACM Fund intends to engage in short selling as a principal part of its investment program. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until the Fund replaces a borrowed security, the Fund is required to maintain during the period of the short sale the short sales proceeds that the broker holds and any additional assets the lending broker requires as collateral. The Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

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Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The NACM Fund will ordinarily (and other Funds may) engage in short sales which are not “against the box,” which involve additional risks. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by the NACM Fund (as well as any other Fund) or short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the NACM Fund and other Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that a Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which a Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings	Each Fund may enter into reverse repurchase agreements, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings will create leveraging risk for a Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, a Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Illiquid Securities	Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Advisers may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Real Estate Investment Trusts	The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

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To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent that a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies	Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of a Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, a Fund may invest in shares of investment companies (including money market mutual funds) advised or sub-advised by the Manager or its affiliates.

Portfolio Turnover	The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the funds’ previous and current investment objectives and policies and portfolio management strategies. The NACM Global Equity 130/30 Fund is expected to have relatively high portfolio turnover as a result of its short selling.

Changes in Investment Objectives and Policies	The investment objective of each of the Funds described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, the Funds may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each of the NACM Global Equity 130/30, RCM Disciplined Equity, and RCM Global Water Funds has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of the Fund Summary unless the Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds	The Funds are newly formed and therefore have little or no performance history for investors to evaluate. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ relatively small size, have a disproportionate impact on the Funds’ performance results.

Prospectus	43

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants, derivatives or other structured products.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. In addition, the RCM Funds may use GrassrootsSM Research in addition to their traditional research activities. GrassrootsSM Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the RCM Funds. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Manager or a Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities.

Portfolio Holdings	The Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities, together with additional information about portfolio holdings disclosure, are available in the Trust’s Statement of Additional Information. In addition, the Manager will post each Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

44	Allianz Multi-Strategy Funds

Financial Highlights

Financial highlights are not available for the Funds because they have only recently commenced operations.

Prospectus	45

Allianz Funds Multi-Strategy Trust

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-498-5413, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act of 1940, which is 811-22167.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

File No. 811-22167

Allianz Multi-Strategy Funds

INVESTMENT MANAGER

Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISERS

Allianz Global Investors Advisory GmbH, Mainzer Landstrasse 11-13, Frankfurt-am-Main, Germany

Nicholas-Applegate Capital Management LLC, 600 West Broadway, San Diego, CA 92101

RCM Capital Management LLC, 4 Embarcadero Center, San Francisco, CA 94111

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services, Inc., 330 W. 9th Street, 5th Floor, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[            ]

LEGAL COUNSEL

Ropes & Gray LLP, One International Place, Boston, MA 02110

Not part of the Prospectus

ALLIANZ FUNDS MULTI-STRATEGY TRUST

STATEMENT OF ADDITIONAL INFORMATION

December [    ], 2008

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of Allianz Funds Multi-Strategy Trust (the “Trust”), as supplemented from time to time. Through the Prospectuses and this Statement of Additional Information, the Trust offers up to seven classes of shares of its “Funds” (as defined herein). Class A and Class C shares of the Allianz RCM Global EcoTrendsSM Fund (the “EcoTrends Fund”) are offered through the “Class A and Class C Allianz RCM Global EcoTrendsSM Fund Prospectus,” dated September 2, 2008. Class A and Class C shares of the Allianz NACM Global Equity 130/30 Fund (the “Equity 130/30 Fund”), the Allianz NACM International Growth Fund (the “International Growth Fund”), the Allianz RCM All Horizons Fund (the “Horizons Fund”), the Allianz RCM Disciplined Equity Fund (the “Disciplined Equity Fund”), the Allianz RCM Global Water Fund (the “Water Fund”) and the Allianz RCM International Opportunities Fund (the “International Opportunities Fund,” and, collectively with the Equity 130/30 Fund, International Growth Fund, Horizons Fund, Disciplined Equity Fund and the Water Fund, the “Multi-Strategy Funds”), are offered through one prospectus, the “Class A and Class C Allianz Multi-Strategy Funds Prospectus,” dated December [    ], 2008. Class A and Class C shares of the Allianz Wealth Management Plus Retirement Fund (the “Retirement Fund”), the Allianz Wealth Management Plus 2015 Fund (the “2015 Fund”), the Allianz Wealth Management Plus 2020 Fund (the “2020 Fund”), the Allianz Wealth Management Plus 2030 Fund (the “2030 Fund”), the Allianz Wealth Management Plus 2040 Fund (the “2040 Fund”) and the Allianz Wealth Management Plus 2050 Fund (the “2050 Fund,” and collectively with the Retirement Fund, 2015 Fund, 2020 Fund, 2030 Fund, 2040 Fund, and the 2050 Fund, the “Wealth Management Plus Target Date Funds”), are offered through one prospectus, the “Class A and Class C Allianz Wealth Management Plus Target Date Funds Prospectus,” dated December [    ], 2008.

Class D shares of the EcoTrends Fund are offered through the “Class D Allianz RCM Global EcoTrendsSM Fund Prospectus,” dated September 2, 2008. Class D shares of the Multi-Strategy Funds are offered through the “Class D Allianz Multi-Strategy Funds Prospectus,” dated December [    ], 2008. Class D shares of the Wealth Management Plus Target Date Funds are offered through the “Class D Allianz Wealth Management Plus Target Date Funds Prospectus,” dated December [    ], 2008.

Class P shares of the EcoTrends Fund are offered through the “Class P Allianz RCM Global EcoTrendsSM Fund Prospectus,” dated September 2, 2008. Class P shares of the Multi-Strategy Funds are offered through the “Class P Allianz Multi-Strategy Funds Prospectus,” dated December [    ], 2008. Class P shares of the Wealth Management Plus Target Date Funds are offered through the “Class P Allianz Wealth Management Plus Target Date Funds Prospectus,” dated December [    ], 2008.

Class R shares of the EcoTrends Fund and Multi-Strategy Funds are offered through the “Class R Allianz Multi-Strategy Funds Prospectus,” dated December [    ], 2008. Class R shares of the Wealth Management Plus Target Date Funds are offered through the “Class R Allianz Wealth Management Plus Target Date Funds Prospectus,” dated December [    ], 2008.

Institutional Class and Administrative Class shares of the EcoTrends Fund are offered through the “Institutional Class and Administrative Class Allianz RCM Global EcoTrendsSM Fund Prospectus,” dated December [    ], 2008. Institutional Class and Administrative Class shares of the Multi-Strategy Funds are offered through the “Institutional Class and Administrative Class Allianz Multi-Strategy Funds Prospectus,” dated December [    ], 2008. Institutional Class and Administrative Class shares of the Wealth Management Plus Target Date Funds are offered through the “Institutional Class and Administrative Class Allianz Wealth Management Plus Target Date Funds Prospectus,” dated December [    ], 2008.

The aforementioned prospectuses are collectively referred to herein as the “Prospectuses.” The Prospectuses that offer Class A and Class C shares are sometimes referred to as the “Class A and C Prospectuses.” The Prospectuses offering Class D shares are sometimes referred to as the “Class D Prospectuses,” the Prospectuses offering Class P shares are sometimes referred to as the “Class P Prospectuses,” the Prospectuses offering Class R shares are sometimes referred to as the “Class R Prospectuses,” and, together with the Class A and C Prospectuses, the “Retail Prospectuses.” and the Prospectuses offering Institutional Class and Administrative Class shares are sometimes referred to as the “Institutional and Administrative Class Prospectuses.”

A copy of any Prospectus, and Annual Report, as well as the Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares (the “Guide”), which is a part of this Statement of Additional Information, may be obtained free of charge at the address and telephone number(s) listed below. The information contained in the Guide, which is Part II of this Statement of Additional Information, is incorporated by reference into this Part I of this Statement of Additional Information.

To obtain the Allianz Funds Multi-Strategy Trust Prospectuses, Annual Reports or the Guide and Statement of Additional Information, please contact:
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas

1

New York, NY 10105
Telephone:	Class A, Class C and Class R - 1-800-426-0107
Class D - 1-888-877-4626
Class P, Institutional Class and Administrative Class Shares - 1-800-498-5413

2

3

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THE TRUST

Allianz Funds Multi-Strategy Trust (the “Trust”), is an open-end management investment company (“mutual fund”) that currently consists of twelve separate investment series, all of which are offered in this Statement of Additional Information. Except for the EcoTrends and Water Funds, each of the Trust’s series offered in this Statement of Additional Information is “diversified” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on January 10, 2008.

This Statement of Additional Information relates to the prospectuses for the Equity 130/30 Fund, the International Growth Fund, the Horizons Fund, the Disciplined Equity Fund, the EcoTrends Fund, the Water Fund, and the International Opportunities Fund (each of which invests directly in equity securities and other securities and instruments), as well as for the Retirement Fund, the 2015 Fund, the 2020 Fund, the 2030 Fund, the 2040 Fund and the 2050 Fund (each of which invests primarily in series of Allianz Funds, Allianz Multi-Strategy Trust Funds and PIMCO Funds). The series listed in the preceding sentence are sometimes referred to collectively as the “Funds.” The Trust may from time to time create additional series offered through new, revised or supplemented prospectuses or private placement memoranda and Statements of Additional Information.

The Trust was organized as a Massachusetts business trust on January 10, 2008. Pursuant to shareholder approval obtained at a shareholder meeting held on September 2, 2008, the EcoTrends Fund assumed all of the assets and liabilities of the closed-end Allianz RCM Global EcoTrendsSM Fund, an “interval” fund that was the EcoTrends Fund’s predecessor (the “RCM Predecessor Fund”). The purpose of the reorganization was to convert the closed-end fund into an open-end fund.

Pursuant to shareholder approval obtained at a shareholder meeting held on [            ], 2008, the International Growth Fund assumed all of the assets and liabilities of the open-end Nicholas-Applegate International Growth Fund (the “NACM Predecessor Fund”), a series of the Nicholas-Applegate Institutional Funds trust. The purpose of the reorganization was to seek economies of scale through enhanced distribution opportunities.

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) is the investment manager of each Fund. Allianz Global Fund Management LLC is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”).

INVESTMENT OBJECTIVES AND POLICIES

In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectuses, each Fund may employ other investment practices and may be subject to additional risks which are described below. Because the following is a combined description of investment strategies and risks for all the Funds, certain strategies and/or risks described below may not apply to particular Funds. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectuses, under “Investment Restrictions” in this Statement of Additional Information, or by applicable law, each Fund may engage in each of the practices described below. However, no Fund is required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Fund. Unless otherwise stated herein, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to restriction on its ability to utilize certain investments or investment techniques. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders.

The Wealth Management Plus Target Date Funds invest primarily in certain Funds and series of Allianz Funds and PIMCO Funds. These Funds and other series in which the Wealth Management Plus Target Date Funds invest are referred to in this Statement as “Underlying Funds.” For more information about the principal investments and strategies and principal risks of the Underlying Funds, please see Appendix E to this Statement of Additional Information. By investing in Underlying Funds, the Wealth Management Plus Target Date Funds may have an indirect investment interest in some or all of the securities and instruments described below, depending upon how its assets are allocated among the Underlying Funds. The Wealth Management Plus Target Date Funds may also have an indirect investment interest in other securities and instruments utilized by the Underlying Funds which are series of Allianz Funds and PIMCO Funds. These securities and instruments are described in the current Allianz Funds Prospectuses for Institutional Class and Administrative Class shares, the Allianz Funds Statement of Additional Information, the PIMCO Funds Prospectuses for Institutional Class and Administrative Class shares and in the PIMCO Funds Statement of Additional Information. See “Investment Strategies of the Wealth Management Plus Target Date Funds” below.

The Funds’ sub-advisers, and in certain cases, portfolio managers, responsible for making investment decisions for the Funds, are referred to in this section and the remainder of this Statement of Additional Information as “Sub-Advisers.”

Borrowing

Subject to the limitations described under “Investment Restrictions” below, a Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate

5

portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Funds pursuant to guidelines approved by the Board of Trustees.

In addition to borrowing money, a Fund may enter into reverse repurchase agreements, dollar rolls and other transactions that may be viewed as forms of borrowings. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. The Fund will segregate assets determined to be liquid by the Manager or the Fund’s Sub-Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve leverage risk and the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls will be subject to the Funds’ limitations on borrowings as specified under “Investment Restrictions” below.

Preferred Stock

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

The Funds may invest in preferred stocks that pay fixed or adjustable rates of return. Preferred shares are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed Rate Preferred Stocks. Some fixed rate preferred stocks in which a Fund may invest, known as perpetual preferred stocks, offer a fixed return with no maturity date. Because they never mature, perpetual preferred stocks act like long-term bonds and can be more volatile than and more sensitive to changes in interest rates than other types of preferred stocks that have a maturity date. The Funds may also invest in sinking fund preferred stocks. These preferred stocks also offer a fixed return, but have a maturity date and are retired or redeemed on a predetermined schedule. The shorter duration of sinking fund preferred stocks makes them perform somewhat like intermediate-term bonds and they typically have lower yields than perpetual preferred stocks.

Adjustable Rate and Auction Preferred Stocks. Typically, the dividend rate on an adjustable rate preferred stock is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the stock. Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury. Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond. The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the stock. The dividend rate on other preferred stocks in which a Fund may invest, commonly known as auction preferred stocks, is adjusted at intervals that may be more frequent than quarterly, such as every 7 or 49 days, based on bids submitted by holders and prospective purchasers of such stocks and may be subject to stated maximum and minimum dividend rates. The issues of most adjustable rate and auction preferred stocks currently outstanding are perpetual, but are redeemable after a specified date at the option of the issuer. Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement. No redemption can occur if full cumulative dividends are not paid. Although the dividend rates on adjustable and auction preferred stocks are generally

6

adjusted or reset frequently, the market values of these preferred stocks may still fluctuate in response to changes in interest rates. Market values of adjustable preferred stocks also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular stock is approached. The auctions for auction preferred stock could fail if there are insufficient bidders and for other reasons, in which the fund as an owner may be required to hold the securities indefinitely and treat the securities as illiquid investments.

Corporate Debt Securities

The Funds may invest in a variety of bonds and related debt obligations of varying maturities issued by U.S. and non-U.S. companies, banks and other corporate entities. Corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual” in that they have no maturity date.

The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt securities may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

U.S. Government Securities

U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. Although U.S. Government sponsored enterprises such as the Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), and FNMA may be chartered or sponsored by Congress, they are not funded by Congressional appropriation and their securities are not issued by the U.S. Treasury or supported by the full faith and credit of the U.S. Government and include increased credit risks.

U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

High Yield Securities (“Junk Bonds”)

The Funds may invest in debt securities, including convertible securities, that are below investment grade quality. A security is considered to be below “investment grade” quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) (i.e., rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard & Poor’s Ratings Services (“S&P”)) or (2) if unrated, determined by the relevant Sub-Adviser to be of comparable quality to obligations so rated. Additional information about Moody’s and S&P’s securities ratings are included in Appendix A to this Statement of Additional Information.

Below investment grade securities are sometimes referred to as “high yield securities” or “junk bonds.” Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. While investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, investments in high yield securities typically entail greater price volatility as well as principal and income risk. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The Funds may continue to hold high yield securities following a decline in their rating if in the opinion of the Manager or the relevant Sub-Adviser, as the case may be, it would be advantageous to do so. Investments in high yield securities are described as “speculative” by ratings agencies. Securities ranked in the lowest investment grade category may also be considered speculative by certain ratings agencies.

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High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. The market prices of high yield securities structured as “zero-coupon” or “pay-in-kind” securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Prices of high yield securities are generally more sensitive to economic downturns or individual corporate developments than higher quality securities. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the Fund’s daily net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value lower rated securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The average maturity or duration of the debt securities in a Fund’s portfolio may vary in response to anticipated changes in interest rates and to other economic factors. Securities may be bought and sold in anticipation of a decline or a rise in market interest rates. In addition, a Fund may sell a security and purchase another of comparable quality and maturity (usually, but not always, of a different issuer) at approximately the same time to take advantage of what are believed to be short-term differentials in values or yields.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are debt obligations whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Many other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

Inflation-indexed bonds issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to provide protection from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

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Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

The Funds may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See “Loan Participations and Assignments” below in this section. The terms of the participation require a Fund to make a pro rata share of all loans extended to the borrower and entitle the Fund to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and also limited opportunities may exist to resell such investments. These instruments may often be illiquid. See “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” in the Prospectuses. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets that the Manager or the relevant Sub-Adviser, in accordance with procedures established by the Board of Trustees, have determined are liquid in an amount sufficient to meet such commitments.

Event-Linked Bonds

The Funds may invest in “event-linked bonds.” Event-linked bonds, which are sometimes referred to as “catastrophe bonds,” are debt obligations for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for many of these securities, and there can be no assurance that a liquid market in these bonds will develop. See “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” in the Prospectuses. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so.

Loan Participations and Assignments

The Funds may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions (“lenders”). Generally, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including liquidity risk and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. With respect to assignments, a Fund’s rights against the borrower may be more limited than those held by the original lender.

Participation on Creditors Committees

A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund and may be represented on such a committee by the manager of Sub-Adviser. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities

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under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate in such committees only when the Manager and the relevant Sub-Adviser believe that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund.

Bank Obligations

Bank obligations in which a Fund may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and that earn a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is generally no market for such deposits. Fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) may be considered illiquid for purposes of each Fund’s restrictions on investments in illiquid securities. Each Fund may also hold funds in an interest-bearing account for temporary purposes.

Obligations of foreign banks involve certain risks associated with investing in non-U.S. securities described under “Non-U.S. Securities” below, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Commercial Paper

Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Commercial paper in which a Fund may invest may be U.S. dollar- or foreign currency-denominated obligations of domestic or foreign issuers, and may be rated or unrated (see Appendix A for a description of the ratings assigned by various rating agencies to commercial paper). The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Money Market Instruments

Money market instruments may include, among other things, (1) short-term U.S. Government securities; (2) certificates of deposit, bankers’ acceptances and other bank obligations; (3) commercial paper; (4) corporate obligations with a remaining maturity of 397 days or less; and (5) repurchase agreements with banks or registered broker dealers. Money market instruments may also include variable amount master demand notes, which are corporate obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower, and which permit daily changes in the amounts borrowed. The Fund has the right to increase the amount invested under such notes at any time up to the full amount provided by the note agreement or to decrease the amount, while the borrower may prepay up to the full amount of the note without penalty. Variable amount master demand notes may or may not be backed by bank letters of credit.

Variable and Floating Rate Securities

Variable or floating rate securities are securities that pay interest at rates which adjust whenever a specified interest rate changes, float at a fixed margin above a generally recognized base lending rate and/or reset or are redetermined (e.g., pursuant to an auction) on specified dates (such as the last day of a month or calendar quarter). These instruments may include, without limitation, variable rate preferred stock, bank loans, money market instruments and certain types of mortgage-backed and other asset-backed securities. Due to their variable or floating rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a variable or floating rate instrument is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed-rate instrument, although the value of a floating rate instrument may nonetheless decline as interest rates rise and due to other factors, such as changes in credit quality.

The Funds may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security generally will exhibit greater price volatility than a fixed rate obligation of similar credit quality.

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Zero Coupon, Pay-in-Kind and Step Coupon Securities

Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a face value equal to the amount of the coupon payment that would have been made.

Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality. Under many market conditions, investments in zero coupon, step-coupon and pay-in-kind securities may be illiquid, making it difficult for a Fund to dispose of them or to determine their current value.

Municipal Securities

The Funds may invest in municipal securities issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal securities can be affected by changes in their actual or perceived credit quality. The credit quality of municipal securities can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the state or region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which may enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

The Funds may purchase insured municipal debt securities in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of a Fund.

Securities of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Municipal securities may include “moral obligation” securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the maintenance and restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal securities may also include industrial development bonds and pollution control bonds, which in most cases are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities depend upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

The Funds may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities (“municipal lease obligations”). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. The Funds may also purchase “certificates of participation,” which are securities issued by a

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particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.

The Funds may also invest in various short-term municipal securities, including tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes. Tax anticipation notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due. Revenue anticipation notes are generally issued in expectation of receipt of other kinds of revenue, such as the revenues expected to be generated from a particular project. They may also be general obligations of the issuer. Bond anticipation notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes. Construction loan notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many such projects may receive permanent financing through another source. Short-term discount notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Mortgage-Related and Asset-Backed Securities

The Funds may invest in mortgage-related securities, and in other asset-backed securities (whether or not related to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities, the ability of a Fund to utilize these instruments successfully may depend in part upon the ability of the applicable Sub-Adviser to forecast interest rates and other economic factors correctly. Certain debt securities are also secured with collateral consisting of mortgage-related securities. See “Collateralized Mortgage Obligations” below.

Through investments in mortgage-related securities, including those that are issued by private issuers, the Funds may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as mortgage-related securities.

In addition, mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

Mortgage Pass-Through Securities. Mortgage Pass-Through Securities are securities representing interests in “pools” of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

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The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other debt securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the FNMA or the FHLMC). The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Department of Housing and Urban Development and the Office of Federal Housing Enterprise Oversight. FNMA primarily purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers, although it may purchase other types of mortgages as well. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund’s industry concentration restrictions, see “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds takes the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

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Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by a Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests.

FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

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The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an IO class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup some or all of its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has developed fairly recently and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. CMO residuals may, or pursuant to an exemption therefrom, may not, have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. SMBS may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Asset-Backed Securities. The Funds may invest in, or have exposure to, asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

The underlying assets (e.g., loans) are subject to prepayments which shorten the securities’ weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool or the financial institution or trust providing the credit support or enhancement. Typically, there is no perfected security interest in the collateral that relates to the financial assets that support asset-backed securities. Asset-backed securities have many of the same characteristics and risks as the mortgage-backed securities described above.

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The Funds may purchase or have exposure to commercial paper, including asset-backed commercial paper (“ABCP”), that is issued by structured investment vehicles or other conduits. These conduits may be sponsored by mortgage companies, investment banking firms, finance companies, hedge funds, private equity firms and special purpose finance entities. ABCP typically refers to a short-term debt security, the payment of which is supported by cash flows from underlying assets or one or more liquidity or credit support providers, or both. Assets backing ABCP include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to a Fund investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support, and commercial paper stop-issuance and wind-down triggers.

However there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.

Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity through the issue of additional ABCP. This may delay the sale of the underlying collateral and a Fund may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes are typically of a lower credit quality and have a higher risk of default. A Fund purchasing these subordinated notes will therefore have a higher likelihood of loss than investors in the senior notes.

Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade debt securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with debt securities discussed elsewhere in this Statement of Additional Information and the Funds’ Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks that include, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Other Asset-Backed Securities. Other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Funds that may invest in mortgage-related securities. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM (“CARSSM”). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Investors should note that Congress from time to time may consider actions that would limit or remove the explicit or implicit guarantee of the payment of principal and/or interest on many types of asset-backed securities. Any such action would likely adversely impact the value of such securities.

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Real Estate Securities and Related Derivatives

The Funds may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, adverse changes in the real estate markets generally or in specific sectors of the real estate industry and possible environmental liabilities.

REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in S&P 500 Index.

Convertible Securities and Synthetic Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the “conversion price”). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.

A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on an issuer’s balance sheet.

Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.

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The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and/or general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.

If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

To the extent consistent with its other investment policies, each Fund may also create a “synthetic” convertible security by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing element”) and the right to acquire an equity security (“convertible element”). The income-producing element is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments. The convertible element is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing element and its convertible element. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index or security involved in the convertible element, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing element as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing element.

The Funds may also purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes the credit risk associated with the investment.

Non-U.S. Securities

The Equity 130/30 and International Growth Funds (the “NACM Managed Funds”) define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the Unites States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). The Horizons Fund, the Disciplined Equity Fund, the EcoTrends Fund, the Water Fund, and the International Opportunities Fund (collectively, the “RCM Managed Funds”) consider non-U.S. securities to include the following types of equity, equity-related and other securities (together, for these purposes, “non-U.S. securities”): securities of companies that derive at least 50% of their total profits or revenue from, or maintain at least 50% of their assets in, countries outside of the U.S. and that in addition are either organized or headquartered outside the U.S., have securities that are principally traded outside the U.S., or, in the case of other investment companies, invest primarily in such non-U.S. securities as defined in this paragraph. Such securities include, but are not limited to, U.S. dollar- or foreign currency-denominated corporate debt securities of non-U.S. issuers; non-U.S. equity securities; securities of U.S. issuers traded principally in non-U.S. markets; non-U.S. bank obligations; and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some non-U.S. securities may be restricted against transfer within the United States or to a United States person. The Sub-Advisers expect that the Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, the Funds may also invest in securities that are traded only over-the-counter, either in U.S. or in non-U.S. markets, when the Sub-Advisers believe that such securities are not publicly traded either in the U.S. or non-U.S. markets. For more information about how the Sub-Advisers may define non-U.S. securities for purposes of asset tests and investment restrictions, see “Characteristics and Risks of Securities and Investment Techniques—Non-U.S. Securities” in the Prospectuses.

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American Depositary Receipts (“ADRs”) are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a non-U.S. issuer. European Depositary Receipts (“EDRs”) are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. Global Depositary Receipts (“GDRs”) may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on non-U.S. portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), market disruption, the possibility of security suspensions, political instability which can affect U.S. investments in non-U.S. countries and potential restrictions on the flow of international capital. In addition, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

A Fund’s investments in foreign currency-denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference could cause a portion of the Fund’s income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes. See “Taxation.”

Emerging Market Securities. The risks of investing in foreign securities are particularly high when the issuers are tied economically to countries with developing (or “emerging market”) economies. Countries with “emerging market” economies are those with securities markets that are, in the opinion of the Sub-Advisers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

Foreign Debt Obligations. The debt obligations of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. The Funds may invest in securities issued by certain “supra-national” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the “World Bank”), the Asian Development Bank and the Inter-American Development Bank.

The governmental members of these supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will be able or willing to honor their capitalization commitments for those entities.

Passive Foreign Investment Companies. Some corporations domiciled outside the U.S. in which the Funds may invest may be considered passive foreign investment companies (“PFICs”) under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income, and can include “growth companies” or “start-up” companies.

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Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There is also the risk that the Funds may not realize that a foreign corporation they invest in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Funds intend to comply with federal tax reporting of these investments. See “Taxation” below for a more detailed discussion of the tax consequences of a Fund’s investment in PFICs.

Subject to applicable limits under the 1940 Act, the Funds may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. In addition to bearing their proportionate share of a fund’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under “Other Investment Companies.”

Foreign Currencies and Related Transactions

Subject to applicable limits set forth in the Prospectuses and this Statement of Additional Information, the Funds may invest in or utilize foreign currencies, forward foreign currency exchange contracts, foreign currency futures contracts, options on foreign currencies and foreign currency futures, currency swap transactions and other foreign currency-related transactions, these transactions may be used for a variety of reasons, including to hedge against foreign exchange risk arising from a Fund’s investment or anticipated investment in securities denominated in foreign currencies, to increase exposure to a foreign currency for investment or hedging purposes, or to shift exposure of foreign currency fluctuations from one currency to another.

A Fund may (but is not required to) hedge some or all of its exposure to foreign currencies derived through its investments to reduce the risk of loss due to fluctuations in currency exchange rates. Suitable currency hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time when it may be beneficial to do so. Foreign currency transactions may also be unsuccessful and may result in losses or may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases.

Forward foreign currency exchange contracts may be used for a variety of reasons, including the following circumstances:

Lock In. When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Cross Hedge. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency that is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.

Direct Hedge. If a Fund wants to eliminate substantially all of the risk of owning a particular currency, and/or if the applicable Sub-Adviser believes that a Fund can benefit from price appreciation in a given country’s currency but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated a contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in the value of the security.

Proxy Hedge. A Fund might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be close to those in the United States and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield.

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Tax Consequences of Hedging. Under applicable tax law, a Fund’s hedging activities could result in the application of special tax rules, which could ultimately affect the amount, timing, and character of distributions to shareholders. Certain of a Fund’s hedging transactions are also likely to produce a difference between its book income and tax income, which could cause a portion of the Fund’s income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes. See “Taxation” below for further details.

Among the risks facing Funds that utilize foreign currencies and related transactions is the risk that the relative value of currencies will be different than anticipated by the particular Fund’s Sub-Adviser. A Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover forward currency contracts entered into for non-hedging purposes. Please see “Derivative Instruments” below for a description of other foreign currency related transactions that may be used by the Funds.

Derivative Instruments

Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. Examples of derivatives and information about some types of derivatives and risks associated therewith follows. The derivatives market is always changing and the Funds may invest in derivatives other than those shown below.

The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of the Funds to utilize these instruments successfully may depend in part upon their ability to forecast interest rates and other economic factors correctly. If a Fund incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

The Funds might not employ any of the strategies described herein, and no assurance can be given that any strategy used will succeed. If a Fund incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of derivative strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. A Fund’s use of derivatives may increase or accelerate the amount of ordinary income recognized by its shareholders.

Options on Securities and Indexes. As described under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in the Prospectuses, the Funds may, among other things, purchase and sell put and call options on equity, debt or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) System or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue from a dealer. Among other reasons, a Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by a Fund. A call option on a security is also “covered” if a Fund does not hold the underlying security or have the right to acquire it, but a Fund segregates assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the position (minus any collateral deposited with a broker-dealer), on a mark-to-market basis (a so-called “naked” call option). A Fund may not

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write “naked” call options on individual securities other than exchange traded funds (“ETFs”). For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if a Fund holds a call on the same index or security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if a Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option with the same terms. In addition, a Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date. See “Taxation.”

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued in accordance with the Trust’s valuation policies and procedures. See “Net Asset Value.”

OTC Options. The Funds may also purchase and write over-the-counter (“OTC”) options. OTC options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid OTC options purchased and securities being used to cover certain written OTC options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment. The Funds may also purchase and write so-called dealer options.

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities, including ETFs, and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security or index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a call option that it had written on a security held in its portfolio, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a call option on an individual security held in a Fund’s portfolio, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security or index position covering the call option above the sum of the premium and the exercise price (the “strike price”) of the call but has retained the risk of loss (net of premiums received) should the price of the underlying security or index position decline. Similarly, as the writer of a call option on a securities index or ETF, a Fund forgoes the opportunity to profit from increases in the index or ETF over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline.

The value of call options written by a Fund will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

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The hours of trading for options may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets. In addition, a Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose other sanctions that could adversely affect a Fund to the extent it engages in options transactions.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security or index remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security or index is purchased to hedge against price movements in a related security or index, the price of the put or call option may move more or less than the price of the related security or index. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Similarly, if restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index or ETF written by a Fund is covered by an option on the same index or ETF purchased by the Fund, movements in the index or ETF may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding (based, in part, on the extent of correlation (if any) between the performance of the index or ETF and the performance of the Fund’s portfolio securities).

Foreign Currency Options. The Funds may buy or sell put and call options on foreign currencies in various circumstances, including, but not limited to, as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Fund’s securities may be denominated or to cross-hedge or in an attempt to increase the total return when a Sub-Adviser anticipates that the currency will appreciate or depreciate in value. In addition, the Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

Futures Contracts and Options on Futures Contracts. The Funds may use interest rate, foreign currency, index and other futures contracts, and options on such contracts. For example, the Funds may invest in foreign exchange futures contracts and options thereon (“futures options”) that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. The Funds may also enter into futures contracts for the purchase or sale of securities. The Funds may purchase and sell futures contracts on various securities indexes (“Index Futures”) and related options for hedging purposes and for investment purposes. For example, the Funds may invest in Index Futures and related options when a Sub-Adviser believes that there are not enough attractive securities available to maintain the standards of diversification and liquidity set for a Fund pending investment in such securities if or when they do become available. Through the use of Index Futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Fund may also minimize potential market and liquidity problems which may result from increases in positions already held by the Fund. A Fund’s purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the Commodity Futures Trading Commission (“CFTC”).

Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time.

An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index (“Index”) at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. A Fund will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, a Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

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A Fund may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract’s life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments. Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded.

The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor’s 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which the Funds may invest will be developed and traded in the future.

The Funds may purchase and write call and put options on futures contracts (“futures options”). Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to segregate a specified amount of assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds would ordinarily earn interest income on initial margin deposits. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any transaction costs must also be included in these calculations.

Commodity Futures Contracts and Options on Commodity Futures Contracts. In addition to other futures contracts and options thereon, the Funds may invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed upon when the contract is made.

Limitations on Use of Futures and Futures Options. The Funds may enter into positions in futures contracts and related options for hedging purposes, for example, to hedge against changes in interest rates, foreign currency exchange rates or securities

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prices. In addition, the Funds may utilize futures contracts for investment and/or speculative purposes. For instance, a Fund may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to gain or adjust their exposure to a particular market. The Funds may also use these investments to hedge against changes in the value of securities which the Sub-Adviser intends to purchase for the portfolio.

When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the total market value of (or in certain cases, the obligation under) the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract (or in certain cases, the Fund’s obligation under the contract). Alternatively, a Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

When selling a call option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or by taking other offsetting positions.

When selling a put option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or by taking other offsetting positions.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See “Taxation.”

The Trust is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In the case of futures contracts used for hedging purposes, some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of a security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, the Funds may not choose to use futures and/or suitable hedging transactions may not be available in all circumstances. Even if a hedge is executed successfully, a Fund’s return may have been higher if no hedging had been attempted.

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Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Certain Consequences of Hedging. It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the Funds’ dividend distributions and are not reflected in yield. Under applicable tax law, a Fund’s hedging activities could result in the application of special tax rules, which could ultimately affect the amount, timing, and character of distributions to shareholders. Certain of a Fund’s hedging transactions are also likely to produce a difference between its book income and tax income, which could cause a portion of the Fund’s income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes. See “Taxation” below for further details.

Additional Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Additional Risks of Options on Securities or Indexes, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon. Options on securities or indexes, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so

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that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to utilize these instruments successfully may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to risk of loss. In addition, a Fund’s use of such instruments may increase or accelerate the amount of ordinary income recognized by its shareholders.

Swap Agreements. The Funds may enter into swap agreements with respect to interest rates, currencies, indexes or baskets of securities (or a single security) and other assets or measures of risk or return. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swap agreements are individually negotiated and structured to include exposure to a variety of types of investments or market factors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties generally are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap;” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The Funds also may enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Funds may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered through the segregation of assets determined to be liquid by the Manager or Sub-Adviser in accordance with procedures established by the Board of Trustees. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements or swaptions will be successful in furthering its investment objectives will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the CEA and therefore are not regulated as futures or commodity option transactions under the CEA.

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When-Issued, Delayed Delivery and Forward Commitment Transactions

A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, a Fund will segregate until the settlement date assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a Fund may earn income on segregated securities. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If a Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When a Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Each Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if the Fund either (i) segregates until the settlement date assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price or (ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. The Funds may also enter into forward commitments for the purchase or sale of foreign currencies. Forward commitments may be considered securities themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. A Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

Rights and Warrants to Purchase Securities

A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Rights and warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

Repurchase Agreements

For the purposes of maintaining liquidity and achieving income, each Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Manager and the Sub-Advisers, as appropriate, will monitor the creditworthiness of the counterparties.

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Other Investment Companies

The Funds may invest in securities of other open- or closed-end investment companies, including exchange-traded funds (“ETFs”), to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the 1940 Act and related rules and any exemptive relief from or interpretations of the SEC.

The Funds may invest in other investment companies during periods when there is a shortage of attractive securities available in the market, or when a Sub-Adviser believes share prices of other investment companies offer attractive values. The Funds may also invest in other investment companies because the laws of some foreign countries may make it difficult or impossible for a Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The most efficient, and sometimes the only practical, means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. The Funds may invest in investment companies that are advised by Allianz Global Fund Management or its affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC.

As a stockholder in an investment company, a Fund will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. A Fund’s shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies may be leveraged and will therefore be subject to the same risks of leverage described in the Prospectuses and herein.

The Management Plus Target Date Funds ordinarily invest primarily in the Funds or funds advised by the Adviser and its affiliates. See “Investment Strategies of the Wealth Management Plus Target Date Funds” below.

Illiquid Securities

A Fund may invest in securities that are illiquid, so long as no more than 15% of the net assets of the Fund (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Depending on the circumstances, illiquid securities may be considered to include, among other things, written over-the-counter options and other derivative instruments, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Manager’s or a Sub-Adviser’s opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that the Manager or a Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

Hybrid Instruments

The Funds may invest in “hybrid” or indexed securities. A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of a commodity, currency or securities index or another interest rate (each a “benchmark”). The interest rate or (unlike most debt obligations) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

Hybrids can be used as an efficient means of pursuing a variety of goals, including hedging and attempts to increase total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

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Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. If so, a Fund’s investments in these products will be subject to limits applicable to investments in investment companies and may be subject to other restrictions imposed by the 1940 Act.

Short Sales

Each of the Funds may engage in short sales transactions. A Fund may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. As described in its Fund Summary, the Equity 130/30 Fund intends to engage in short selling as a principal part of its investment program. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until the Fund replaces a borrowed security, the Fund is required to maintain during the period of the short sale the short sales proceeds that the broker holds and any additional assets the lending broker requires as collateral. The Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Equity 130/30 Fund will ordinarily (and other Funds may) engage in short sales which are not “against the box,” which involve additional risks. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by the Equity 130/30 Fund (as well as any other Fund) of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Equity 130/30 Fund and other Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to a Fund.

In the view of the Securities and Exchange Commission (“SEC”), a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box,” or unless the Fund’s obligation to deliver the securities sold short is “covered” by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

A Fund, except for the Equity 130/30 Fund, will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets.

A Fund’s short sale transactions will likely increase the portion of the Fund’s distributions that are taxable to Fund shareholders as ordinary income. See “Taxation.”

Commodities

Some of the Funds may invest in instruments that provide exposure to, and are subject to the risks of, investments in precious metals and other commodities. These may include futures, options, swaps and other instruments, the return on which is dependent upon the return of one or more commodities or commodity indices. Commodities may include, among other things, oil, gas, timber, farm products, minerals, precious metals (e.g., gold, silver, platinum, and palladium) and other resources. In addition, the Funds may invest in companies (such as mining, dealing or transportation companies) with substantial exposure to commodities markets or investments in commodities, and through these investments may be exposed to the risks of investing in commodities. Commodities generally and particular commodities have, at times been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social

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conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of commodities may be, however, less subject to local and company-specific factors than securities of individual companies. As a result, commodity prices may be more or less volatile in price than securities of companies engaged in commodity-related businesses. Investments in commodities can also present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. To the extent that a Fund invests in companies that mine, deal in or are otherwise exposed to these risks, the Fund will also be subject to these risks.

For a Fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals and other forms of “non-qualifying” income may not exceed 10% of the Fund’s gross income for its taxable year. See “Taxation.” This tax requirement could cause a Fund to hold or sell precious metals or securities when it would not otherwise do so, or may otherwise limit the manner or extent to which a Fund seeks exposure to such commodities.

Securities Loans

Subject to certain conditions described in the Prospectuses and below, each of the Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager or a Sub-Adviser to be of satisfactory credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent.

The Funds may invest the cash collateral received (generally in money market investments or money market funds) or receive a fee from the borrower. In the case of cash collateral, a Fund typically pays a rebate to the borrower. Any such investment of cash collateral is generally at the sole risk of the Fund. Any losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund’s sole risk (except as provided below), and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, a Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash.

Although control over, and voting rights or rights to consent with respect to, the loaned securities pass to the borrower, the Fund, as the lender, retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice. The Fund may call such loans in order to sell the securities involved or, if the holders of the securities are asked to vote upon or consent to matters which the Sub-Adviser believes materially affect the investment, in order to vote the securities. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. When engaged in securities lending, each Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.

The Funds do not currently have a program in place pursuant to which they may lend portfolio securities and do not expect to lend portfolio securities to a significant degree, but they may establish such a program in the future.

Investment Strategies of the Weath Management Plus Funds

The Weath Management Plus Funds invest primarily in Underlying Funds, which include certain series of the Trust and series of Allianz Funds and PIMCO Funds as specified in the Prospectuses. By investing in Underlying Funds, the Weath Management Plus Funds may be subject to some or all of the risks associated with the securities, instruments and techniques utilized by the Funds as described above. It may also be subject to additional risks associated with other securities, instruments and techniques utilized by Underlying Funds which are series of Allianz Funds and PIMCO Funds. The Allianz Funds and PIMCO Funds series and their attendant risks as described in the current Allianz Funds Prospectuses for Institutional Class and Administrative Class shares, Allianz Funds Statement of Additional Information, PIMCO Funds Prospectuses for Institutional Class and Administrative Class shares and PIMCO Funds Statement of Additional Information, which are included in the Allianz Funds registration statement (File Nos. 033-36528 and 811-06161) and PIMCO Funds registration statement (File Nos. 033-12113 and 811-5028) on file with the Securities and Exchange Commission. In addition, summary information about the principal investments and strategies and principal risks of the Underlying Funds is contained in Appendix E to this Statement of Additional Information. These summaries are qualified in their entirety by reference to the prospectuses of the Trust, the Allianz Funds and PIMCO Funds and the Statement of Additional Information of PIMCO Funds, and the Trust disclaims any obligation to update them in the event the information in the applicable Underlying Fund prospectus changes. The principal investments and strategies and principal risks of the Underlying Funds may change following the date of this Statement of Additional Information, and investors should refer to the prospectuses of the Trust, Allianz Funds and PIMCO Funds and the Statements of Additional Information of Allianz Funds and PIMCO Funds for the most current information regarding the Underlying Funds. These documents may be obtained free of charge by calling Allianz Global Investors Distributors LLC at 1-800-426-0107.

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INVESTMENT RESTRICTIONS

Investment Objectives

Except to the extent set forth in the relevant Prospectuses, the investment objective(s) of each Fund is/are non-fundamental and may be changed by the Board of Trustees without shareholder approval. Investment objectives that are fundamental may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund.

Fundamental Investment Restrictions

The investment restrictions set forth below are fundamental policies of the Wealth Management Plus Target Date Funds and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions, each such Fund:

(1)	may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) or securities issued by any investment company;

(2)	may not purchase securities of any issuer unless such purchase is consistent with the maintenance of the Fund’s status as a diversified company under the Investment Company Act of 1940, as amended;

(3)	may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

(4)	may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring delivery of physical commodities;

(5)	may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

(6)	may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act;

(7)	may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities; and

(8)	may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

Notwithstanding any other fundamental investment restriction or policy, each of the Wealth Management Plus Target Date Funds may invest some or all of its assets in a single registered open-end investment company or a series thereof. Unless specified above, any fundamental investment restriction or policy of any such registered open-end investment company or series thereof shall not be considered a fundamental investment restriction or policy of the Wealth Management Plus Target Date Funds.

The investment restrictions set forth below are fundamental policies of the Equity 130/30 Fund, the International Growth Fund, the Horizons Fund, the Disciplined Equity Fund and the International Opportunities Fund, and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions, each such Fund:

(1)	May not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular “industry,” as the term is used in the 1940 Act, as interpreted, modified or otherwise permitted from time to time by regulatory authority having jurisdiction. This restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto).

(2)	May not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein.

(3)	May not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(4)	May not purchase or sell commodities. This restriction shall not prohibit a Fund, subject to the restrictions described in the Prospectuses and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options, foreign exchange contracts, swap agreements and other financial transactions not requiring delivery of physical commodities.

(5)	May borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time.

(6)	May not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act.

(7)	May not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities.

The investment restrictions set forth below are fundamental policies of the EcoTrendsSM Fund and Water Fund, and may not be changed with respect to such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions, such Fund:

(1)	May not concentrate its investments in a particular “industry,” as that term is used in the 1940 Act, as interpreted, modified or otherwise permitted from time to time by regulatory authority having jurisdiction.

(2)	May not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

(3)	May not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(4)	May not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, forward contracts, or any interest rate, securities-related or other hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

(5)	May not borrow money or issue any senior security, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(6)	May not make loans, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

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With respect to the EcoTrends and Water Funds, each Fund would be deemed to “concentrate” in a particular industry if it invested 25% or more of its total assets in that industry. The industry concentration policy of each Fund does not preclude it from focusing investments in issuers in a group of related industrial sectors.

Currently, under the 1940 Act, a Fund generally is not permitted to engage in borrowings unless immediately after a borrowing the value of the Fund’s total assets less liabilities (other than the borrowing) is at least 300% of the principal amount of such borrowing (i.e., such principal amount may not exceed 33 1/3% of the Fund’s total assets). In addition, a Fund is not permitted to declare any cash dividend or other distribution on its shares unless, at the time of such declaration, the value of the Fund’s total assets, less liabilities other than borrowing, is at least 300% of such principal amount.

Policies Relating to Rule 35d-1 under the 1940 Act

The Funds have adopted policies pursuant to Rule 35d-1(a) under the 1940 Act. The Funds will provide to shareholders the notice required by Rule 35d-1 under the 1940 Act, as such may be interpreted or revised from time to time, with respect to any change in any policy adopted pursuant to Rule 35d-1(a). Under such policies:

1. The NACM Global Equity 130/30 Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and equity-related instruments.

2. The RCM Disciplined Equity Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments.

3. The RCM Global Water Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that are represented in one or more of the S&P Global Water Index, the Palisades Water or Global Water Indices or the Janney Water Index (Composite), or that are substantially engaged in water-related activities. See “Summary of Principal Risks—Water-Related Risk” in the applicable Prospectus for a detailed description of water-related activities.

4. The RCM Global EcoTrendsSM Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowing made for investment purposes) in a portfolio of common stocks and other equity securities of companies that focus in one or more of the EcoEnergy (e.g., alternative energy and energy efficiency), Pollution Control (e.g., environmental quality, waste management and recycling) and Clean Water (e.g., water treatment and supply) sectors. See “Characteristics and Risks of Securities and Investment Techniques—Concentration in Eco-Sectors” in the applicable Prospectus for details.

Other Information Regarding Investment Restrictions and Policies

The Funds are also subject to other restrictions under the 1940 Act; however, the registration of the Trust under the 1940 Act does not involve any supervision by any federal or other agency of the Trust’s management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.

Unless otherwise stated, all limitations applicable to a Fund’s investments will apply at the time of investment. A Fund will not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Any subsequent change in the percentage of a Fund’s total assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Fund’s total assets will not require the Fund to dispose of an investment until the Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. The Manager or applicable Sub-Adviser will take into account market, tax and other consequences to a Fund in considering whether or not sell or close out an investment that has become inconsistent with an investment limitation after its purchase due to market fluctuations, a change in ratings assigned to the security or other factors. In the event that ratings services assign different ratings to the same security, the Manager or Sub-Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings. Unless otherwise indicated, references to assets in the percentage limitations on a Fund’s investments refers to total assets.

The Sub-Advisers may use Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, the FTSE/Dow Jones Industry Classification Benchmark (ICB) system or any other reasonable industry classification system (including systems developed by the Sub-Advisers) for purposes of the Funds’ investment restrictions and policies relating to industry concentration, and the approaches used by the various Sub-Advisers may differ from one another.

In addition, each Sub-Adviser may use definitions and standards to determine compliance with the investment policies, strategies and restrictions of the Funds it sub-advises that are specific to that Sub-Adviser. For example, the Sub-Advisers may employ its own internally-developed definitions and standards in connection with defining Fund market capitalization criteria (e.g., determining whether a company is a “large,” “mid” or “small” capitalization company), characterizing a security as an “equity” or “fixed income” security, characterizing a security as a “growth” or “value” security, determining the composition of an “industry,”

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“sector” or group of related industries or sectors, determining the scope of a “geographic region” and characterizing an investment as a U.S. or non-U.S. investment (or otherwise determining the location of an investment for purposes of a Fund’s geographic restrictions). In addition, the definitions and standards used by a Sub-Adviser may change over time and without notice to investors, and in certain cases a Sub-Adviser may use definitions and standards for a Fund which differ from the definitions and standards it uses for other series of the Trust or for other funds and accounts that it advises.

Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness when such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

To the extent a Fund covers its commitment under a derivative instrument or other borrowing by the segregation of liquid assets, equal in value to the amount of the Fund’s commitment, or by entering into offsetting positions, such instrument is not considered a “senior security” for purposes of the asset coverage requirements otherwise applicable to borrowings by the Fund.

A Fund interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for a Fund, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to an exemptive order of the SEC.

The phrase “shareholder approval,” as used in the Prospectuses, and the phrase a “vote of a majority of the outstanding voting securities,” as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, Trust or share class, as the case may be, or (2) 67% or more of the shares of the Fund, Trust or share class, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. Subject to the provisions of the Trust’s Declaration of Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust’s officers.

The Trustees and executive officers of the Trust, their dates of birth, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustees oversee and any other directorships held by the Trustees of the Trust are listed in the tables immediately following. Except as shown, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is 1345 Avenue of the Americas, New York, NY 10105.

Independent Trustees(1) [To be updated by amendment]

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Paul Belica 09/27/1921	Trustee	Since Inception (March 2008)	Retired. Formerly Director, Student Loan Finance Corp., Education Loans, Inc., Goal Funding, Inc., Goal Funding II, Inc. and Surety Loan Fund, Inc. Formerly, Manager of Stratigos Fund LLC, Whistler Fund LLC, Xanthus Fund LLC & Wynstone Fund LLC.	[40]	None

Robert E. Connor 09/17/1934	Trustee	Since Inception (March 2008)	Retired. Formerly, Senior Vice President, Corporate Office, Smith Barney Inc.	[40]	None

Hans W. Kertess 07/12/1939	Trustee, Chairman	Since Inception (March 2008)	President, H. Kertess & Co., a financial advisory company. Formerly, Managing Director, Royal Bank of Canada Capital Markets.	[40]	None

William B. Ogden, IV 01/11/1945	Trustee	Since Inception (March 2008)	Asset Management Industry Consultant. Formerly, Managing Director, Investment Banking Division of Citigroup Global Markets Inc.	[40]	None

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Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
R. Peter Sullivan III 09/04/1941	Trustee	Since Inception (March 2008)	Retired. Formerly, Managing Partner, Bear Wagner Specialists LLC, specialist firm on the New York Stock Exchange.	[40]	None

Diana L. Taylor 02/16/1955	Trustee	Since June 2008	Managing Director, Wolfensohn & Co, 2007-present; Superintendent of Banks, State of New York, 2003-2007	[35]	Brookfield Properties Corporation and Sotheby’s

Interested Trustees*

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
John C. Maney(3) 08/03/1959	Trustee	Since Inception	Management Board of Allianz Global Investors Fund Management LLC; Management Board and Managing Director of Allianz Global Investors of America L.P. since January 2005 and also Chief Operating Officer of Allianz Global Investors of America L.P. since November 2006; Formerly, Executive Vice President and Chief Financial Officer of Apria Healthcare Group, Inc. (1998-2001).	74	None

(1)	Independent Trustees” are those Trustees who are not “Interested Persons” (as defined in Section 2(a)(19) of the 1940 Act), and “Interested Trustees” are those Trustees who are “Interested Persons” of the Funds. Mr. Maney is an “Interested Person” of the Funds due to his affiliation with Allianz Global Investors of America LLC and its affiliates.
(2)	The term “Fund Complex” as used herein includes each series of the Trust and the following registered investment companies: each series of Allianz Funds, each series of PIMCO Funds, PIMCO Global Advisors (Ireland) Limited, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Municipal Advantage Fund Inc., PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible & Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income Fund, PIMCO Floating Rate Strategy Fund, NFJ Dividend, Interest and Premium Strategy Fund, Nicholas-Applegate International and Premium Strategy Fund, PIMCO Global StocksPLUS & Income Fund, Nicholas-Applegate Equity & Convertible Income Fund, Nicholas-Applegate Global Equity & Convertible Income Fund, PIMCO Income Opportunity Fund, PCM Fund Inc., PIMCO Strategic Global Government Fund Inc., each series of Premier VIT, PIMCO Private Account Portfolio Series, each series of Fixed Income SHares, each series of OCC Cash Reserves, Inc., each series of OCC Accumulation Trust, each series of USAllianz Variable Insurance Products Trust and registered investment companies advised by RCM Capital Management LLC and Nicholas-Applegate Capital Management LLC.
(3)	An “Interested Trustee” is a Trustee who is an “interested person” of the Trust, as defined in the 1940 Act. Mr. Maney is an “interested person” of the Trust due to his affiliation with Allianz Global Investors of America L.P. In addition to Mr. Maney’s positions set forth in the table above, he holds the following positions with affiliated persons: Management Board, Managing Director and Chief Operating Officer of Allianz Global Investors of America L.P., Allianz Global Investors of America LLC and Allianz-Pac Life Partners LLC; Member—Board of Directors and Chief Operating Officer of Allianz Global Investors of America Holdings Inc. and Oppenheimer Group, Inc.; Managing Director and Chief Operating Officer of Allianz Global Investors NY Holdings LLC; Sole Member – Management Board, Managing Director and Chief Operating Officer of Allianz Global Investors U.S. Equities LLC; Management Board and Managing Director of Allianz Global Investors U.S. Holding LLC; Managing Director and Chief Financial Officer of Allianz Hedge Fund Partners Holding L.P.; Managing Director of Allianz Global Investors U.S. Retail LLC; Member – Board of Directors and Managing Director of Allianz Global Investors Advertising Agency Inc.; Compensation Committee of NFJ Investment Group L.P.; Management Board of Allianz Global Investors Fund Management LLC, Nicholas-Applegate Holdings LLC and OpCap Advisors LLC; Member – Board of Directors of NFJ Management Inc. and PIMCO Global Advisors (Resources) Limited; and Executive Vice President of PIMCO Japan Ltd.

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Officers [To be updated by amendment]

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
E. Blake Moore, Jr. 5/8/1958	President and Chief Executive Officer	Since Inception	[Chief Executive Officer, Allianz Global Investors Distributors LLC, Allianz Global Investors Managed Accounts LLC and [Allianz Global Investors U.S. Retail LLC] (since August 2004); President & Chief Executive Officer of [42] funds in the Fund Complex. Formerly, Managing Director and Member of Executive Committee, Nicholas-Applegate Capital Management LLC].

Thomas J. Fuccillo 3/22/1968	Vice President, Chief Legal Officer and Secretary	Since Inception	Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of [79] funds in the Fund Complex; Secretary and Chief Legal Officer of The Korea Fund, Inc.; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004)

Andrew J. Meyers 1/25/1961	Vice President	Since Inception	Managing Director and Chief Operating Officer, Allianz Investors Global Fund Management LLC; Managing Director and Chief Operating Officer, Allianz Global Investors U.S. Retail LLC; and Managing Director and COO – U.S. Retail, Allianz Global Investors Distributors LLC. Vice President of [40] funds in the Fund Complex. Formerly, Managing Director, Executive VP and Director of Marketing, Allianz Global Investors Distributors LLC.

Brian S. Shlissel 11/14/1964	Treasurer and Principal Financial and Accounting Officer	Since Inception	Executive Vice President, Director of Fund Administration, Allianz Global Investors Fund Management LLC; Director of [6] funds in the Fund Complex; President and Chief Executive Officer of [37] funds in the Fund Complex; Treasurer, Principal Financial and Accounting Officer of 42 funds in the Fund Complex and The Korea Fund, Inc.

Richard H. Kirk 4/6/1961	Assistant Secretary	Since Inception	Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of [79] funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen A. Chapman 11/11/1964	Assistant Secretary	Since Inception	Assistant Secretary of [79] funds in the Fund Complex; Manager – IIG Advisory Law, Morgan Stanley (2004-2005); Paralegal, The Prudential Insurance Company of America; and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

William V. Healey 7/28/1953	Assistant Secretary	Since Inception	Executive Vice President, Chief Legal Officer-U.S. Retail, Allianz Global Investors of America L.P.; Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Fund Management LLC, Allianz Global Investors Managed Accounts LLC and Allianz Global Investors Distributors LLC; Assistant Secretary of [79] funds in the Fund Complex. Formerly, Vice President and Associate General Counsel, Prudential Insurance Company of America; Executive Vice President and Chief Legal Officer, The Prudential Investments (1998-2005).

Lagan Srivastava 9/20/1977	Assistant Secretary	Since Inception	Assistant Secretary of [79] funds in the Fund Complex and The Korea Fund, Inc.; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

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Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Lawrence G. Altadonna 3/10/1966	Assistant Treasurer	Since Inception	Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of [37] funds in the Fund Complex; Assistant Treasurer of [42] funds in the Fund Complex and The Korea Fund, Inc

Scott Whisten 3/13/1971	Assistant Treasurer	Since Inception	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of [79] funds in the Fund Complex; formerly, Accounting Manager, Prudential Investments (2000-2005).

Youse Guia 680 Newport Center Drive, Suite 250 Newport Beach, CA 92660 9/3/1972	Chief Compliance Officer	Since Inception	Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P.; Chief Compliance Officer of [79] funds in the Fund Complex and The Korea Fund, Inc.; Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004).

Richard J. Cochran 1345 Avenue of the Americas, 47th Floor New York, NY 10105 01/23/1961	Assistant Treasurer	Since May 2008	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of [79] funds in the Fund Complex; formerly, Tax Manager, Teachers Insurance Annuity Association/College Retirement Equity Fund (TIAA-CREF) (2002-2008).

Committees of the Board of Trustees

Audit Oversight Committee. The Trust has established an Audit Oversight Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Trust’s Audit Oversight and Compliance Committee is currently composed of Ms. Taylor and Messrs. Belica, Connor, Kertess, Ogden and Sullivan, each of whom is an Independent Director. Mr. Belica is the Chairman of the Trust’s Audit Oversight Committee.

The Trust’s Audit Oversight Committee provides oversight with respect to the internal and external accounting and auditing procedures of each Fund and, among other things, determines the selection of the independent registered public accounting firm for the Funds and considers the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those auditors on behalf of the Funds, and services to be performed by the auditors for certain affiliates, including the respective Manager, the applicable Sub-Adviser and entities in a control relationship with the Manager or the Sub-Advisers, that provide services to the Funds where the engagement relates directly to the operations and financial reporting of the Funds. The Committee considers the possible effect of those services on the independence of the Funds independent registered public accounting firm.

Each member of the Trust’s Audit Oversight Committee is “independent,” i.e., not an “interested person” (as defined in Section 2(a)(19) of the 1940 Act). Because each Fund is newly-formed and in its initial fiscal year, the Audit Oversight Committee did not convene in a prior fiscal year.

Nominating Committee. The Trust has a Nominating Committee composed of Ms. Taylor and Messrs. Belica, Connor, Kertess, Ogden and Sullivan. The Nominating Committee is responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created or when Directors are to be re-elected. Each member of the Nominating Committee is “independent,” i.e., not an “interested person” (as defined in Section 2(a)(19) of the 1940 Act).

Qualifications, Evaluation and Identification of Director Nominees. The Nominating Committee of the Trust requires that Director candidates have a college degree or equivalent business experience. When evaluating candidates, the Nominating Committee may take into account a wide variety of factors including, but not limited to: (i) availability and commitment of a candidate to attend meetings and perform his or her responsibilities on the Board, (ii) relevant industry and related experience, (iii) educational background, (iv) financial expertise, (v) an assessment of the candidate’s ability, judgment and expertise and (vi) overall Board composition. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following sources: (i) the Trust’s current Directors, (ii) the Trust’s officers, (iii) the Funds’ stockholders and (iv) any other source the Committee deems to be appropriate. The Nominating Committee may, but is not required to, retain a third party search firm at the Fund’s expense to identify potential candidates.

Consideration of Candidates Recommended by Stockholders. The Nominating Committee will review and consider nominees recommended by stockholders to serve as Director, provided that the recommending stockholder follows the Procedures for

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Stockholders to Submit Nominee Candidates, which are set forth as Appendix A to the Trust’s Nominating Committee Charter and attached as Appendix C to this Statement of Additional Information. Among other requirements, these procedures provide that the recommending stockholder must submit any recommendation in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or stockholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending stockholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected. The foregoing description of the requirements is only a summary. Please refer to Appendix A to the Nominating Committee Charter, which is attached as Appendix C to this Statement of Additional Information.

The Nominating Committee has full discretion to reject nominees recommended by stockholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board of Trustees. Because each Fund is newly-formed and in its initial fiscal year, the Audit Oversight Committee did not convene in a prior fiscal year.

Valuation Committee. The Trust’s Valuation Committee is currently composed of Ms. Taylor and Messrs. Belica, Connor, Kertess, Ogden and Sullivan. The Valuation Committee has been delegated responsibility by the Trust’s Board of Trustees for overseeing determinations of the fair value of the Funds’ portfolio securities on behalf of the Board in accordance with the Funds’ valuation procedures. The Valuation Committee reviews and approves procedures for the fair valuation of the Funds’ portfolio securities and periodically reviews information from the Manager and the Sub-Advisers regarding fair value and liquidity determinations made pursuant to Board-approved procedures, and makes related recommendations to the full Board and assists the full Board in resolving particular fair valuation and other valuation matters. Because each Fund is newly-formed and in its initial fiscal year, the Audit Oversight Committee did not convene in a prior fiscal year.

Compensation Committee. The Trust’s Compensation Committee is currently composed of Ms. Taylor and Messrs. Belica, Connor, Kertess, Ogden and Sullivan. The Compensation Committee meets as the Board deems necessary to review and make recommendations regarding compensation payable to the Directors of the Funds who are not directors, officers, partners or employees of the Manager, the Sub-Advisers or any entity controlling, controlled by or under common control with the Manager or the Sub-Advisers. Because each Fund is newly-formed and in its initial fiscal year, the Audit Oversight Committee did not convene in a prior fiscal year.

Securities Ownership

For each Trustee, the following tables disclose the dollar range of equity securities beneficially owned by the Trustee in the Trust, and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust’s family of investment companies. The dollar ranges used in the tables are (i) None; (ii) $1-$10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; and (v) Over $100,000. The following tables include securities in which the Trustees hold an economic interest through their deferred compensation plan. See “Trustees’ Compensation” below.

Securities Ownership as of December 31, 2007

Name of Trustee	Dollar Range of Equity Securities in Each Fund or Series Overseen by the Trustee	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees**
Hans W. Kertess		None
Allianz NACM Global Equity 130/30 Fund	None
Allianz NACM International Growth Fund	None
Allianz RCM All Horizons Fund	None
Allianz RCM Disciplined Equity Fund	None
Allianz RCM Global EcoTrendsSM Fund	None
Allianz RCM Global Water Fund	None
Allianz RCM International Opportunities Fund	None
Allianz Wealth Management Plus Retirement Fund	None
Allianz Wealth Management Plus 2015 Fund	None
Allianz Wealth Management Plus 2020 Fund	None
Allianz Wealth Management Plus 2030 Fund	None
Allianz Wealth Management Plus 2040 Fund	None
Allianz Wealth Management Plus 2050 Fund	None
Robert E. Connor		None
Allianz NACM Global Equity 130/30 Fund	None
Allianz NACM International Growth Fund	None
Allianz RCM All Horizons Fund	None

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Name of Trustee	Dollar Range of Equity Securities in Each Fund or Series Overseen by the Trustee	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Allianz RCM Disciplined Equity Fund	None
Allianz RCM Global EcoTrendsSM Fund	None
Allianz RCM Global Water Fund	None
Allianz RCM International Opportunities Fund	None
Allianz Wealth Management Plus Retirement Fund	None
Allianz Wealth Management Plus 2015 Fund	None
Allianz Wealth Management Plus 2020 Fund	None
Allianz Wealth Management Plus 2030 Fund	None
Allianz Wealth Management Plus 2040 Fund	None
Allianz Wealth Management Plus 2050 Fund	None
John J. Dalessandro II**		None
Allianz NACM Global Equity 130/30 Fund	None
Allianz NACM International Growth Fund	None
Allianz RCM All Horizons Fund	None
Allianz RCM Global EcoTrendsSM Fund	None
Allianz RCM Disciplined Equity Fund	None
Allianz RCM Global Water Fund	None
Allianz RCM International Opportunities Fund	None
Allianz Wealth Management Plus Retirement Fund	None
Allianz Wealth Management Plus 2015 Fund	None
Allianz Wealth Management Plus 2020 Fund	None
Allianz Wealth Management Plus 2030 Fund	None
Allianz Wealth Management Plus 2040 Fund	None
Allianz Wealth Management Plus 2050 Fund	None
Paul Belica		None
Allianz NACM Global Equity 130/30 Fund	None
Allianz NACM International Growth Fund	None
Allianz RCM All Horizons Fund	None
Allianz RCM Global EcoTrendsSM Fund	None
Allianz RCM Disciplined Equity Fund	None
Allianz RCM Global Water Fund	None
Allianz RCM International Opportunities Fund	None
Allianz Wealth Management Plus Retirement Fund	None
Allianz Wealth Management Plus 2015 Fund	None
Allianz Wealth Management Plus 2020 Fund	None
Allianz Wealth Management Plus 2030 Fund	None
Allianz Wealth Management Plus 2040 Fund	None
Allianz Wealth Management Plus 2050 Fund	None
William B. Ogden IV		None
Allianz NACM Global Equity 130/30 Fund	None
Allianz NACM International Growth Fund	None
Allianz RCM All Horizons Fund	None
Allianz RCM Disciplined Equity Fund	None
Allianz RCM Global EcoTrendsSM Fund	None
Allianz RCM Global Water Fund	None
Allianz RCM International Opportunities Fund	None
Allianz Wealth Management Plus Retirement Fund	None
Allianz Wealth Management Plus 2015 Fund	None
Allianz Wealth Management Plus 2020 Fund	None
Allianz Wealth Management Plus 2030 Fund	None
Allianz Wealth Management Plus 2040 Fund	None
Allianz Wealth Management Plus 2050 Fund	None
R. Peter Sullivan		$10,001 – $50,000
Allianz NACM Global Equity 130/30 Fund	None
Allianz NACM International Growth Fund	None
Allianz RCM All Horizons Fund	None
Allianz RCM Disciplined Equity Fund	None

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Name of Trustee	Dollar Range of Equity Securities in Each Fund or Series Overseen by the Trustee	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Allianz RCM Global EcoTrendsSM Fund	$10,001 - $50,000
Allianz RCM Global Water Fund	None
Allianz RCM International Opportunities Fund	None
Allianz Wealth Management Plus Retirement Fund	None
Allianz Wealth Management Plus 2015 Fund	None
Allianz Wealth Management Plus 2020 Fund	None
Allianz Wealth Management Plus 2030 Fund	None
Allianz Wealth Management Plus 2040 Fund	None
Allianz Wealth Management Plus 2050 Fund	None
Diana Taylor		None
Allianz NACM Global Equity 130/30 Fund	None
Allianz NACM International Growth Fund	None
Allianz RCM All Horizons Fund	None
Allianz RCM Disciplined Equity Fund	None
Allianz RCM Global EcoTrendsSM Fund	None
Allianz RCM Global Water Fund	None
Allianz RCM International Opportunities Fund	None
Allianz Wealth Management Plus Retirement Fund	None
Allianz Wealth Management Plus 2015 Fund	None
Allianz Wealth Management Plus 2020 Fund	None
Allianz Wealth Management Plus 2030 Fund	None
Allianz Wealth Management Plus 2040 Fund	None
Allianz Wealth Management Plus 2050 Fund	None
Interested Trustee
John C. Maney		Over $100,000
Allianz NACM Global Equity 130/30 Fund	None
Allianz NACM International Growth Fund	None
Allianz RCM All Horizons Fund	None
Allianz RCM Disciplined Equity Fund	None
Allianz RCM Global EcoTrendsSM Fund	None
Allianz RCM Global Water Fund	None
Allianz RCM International Opportunities Fund	None
Allianz Wealth Management Plus Retirement Fund	None
Allianz Wealth Management Plus 2015 Fund	None
Allianz Wealth Management Plus 2020 Fund	None
Allianz Wealth Management Plus 2030 Fund	None
Allianz Wealth Management Plus 2040 Fund	None
Allianz Wealth Management Plus 2050 Fund	None

*	The term “Family of Investment Companies” as used herein includes each Fund of the Trust and the following registered investment companies: each series of Allianz Funds, each series of PIMCO Funds, PIMCO Global Advisors (Ireland) Limited, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Municipal Advantage Fund Inc., PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible & Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income Fund, PIMCO Floating Rate Strategy Fund, NFJ Dividend, Interest and Premium Strategy Fund, Nicholas-Applegate International and Premium Strategy Fund, PIMCO Global StocksPLUS & Income Fund, Nicholas-Applegate Equity & Convertible Income Fund, Nicholas-Applegate Global Equity & Convertible Income Fund, PCM Fund Inc., PIMCO Income Opportunity Fund, each series of Premier VIT, PIMCO Strategic Global Government Fund, Inc., each series of PIMCO Funds: Global Investors Series plc, each series of PIMCO Private Account Portfolio Series and each series of Fixed Income Shares.
**	Mr. Dalessandro ceased to be a Trustee of the Trust on September 14, 2008.

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To the Trust’s knowledge, the Independent Trustees and their immediate family members do not beneficially own any securities in an investment manager or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment manager or principal underwriter of the Trust, as of December 31, 2007.

Trustees’ Compensation

Each of the Independent Trustees also serves as a trustee of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II, PIMCO New York Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund III, Nicholas-Applegate Convertible & Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Corporate Opportunity Fund, PIMCO High Income Fund, PIMCO Corporate Income Fund, PIMCO Floating Rate Income Fund, PIMCO Floating Rate Strategy Fund, NFJ Dividend, Interest & Premium Strategy Fund, Nicholas Applegate International and Premium Strategy Fund, Nicholas-Applegate Equity & Convertible Income Fund, Nicholas-Applegate Global Equity & Convertible Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO Municipal Advantage Fund Inc., PIMCO Income Opportunity Fund, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc., each a closed-end fund for which the Manager serves as investment manager and affiliates of the Manager serve as sub-adviser, and Fixed Income Shares, an open-end investment company for which the Manager serves as investment manager and administrator and affiliates of the Manager serve as investment sub-advisers (together, the “Allianz Closed-End/FISH Funds”). As indicated above, certain of the officers of the Fund are affiliated with the Manager.

Each of the Allianz Closed-End/FISH Funds and the Trust (together, the “Allianz Closed-End/FISH and Multi-Strategy Funds”) are expected to hold joint meetings of their Boards of Trustees whenever possible. Each Trustee, other than any Trustee who is a director, officer, partner or employee of the Manager, PIMCO or any entity controlling, controlled by or under common control with the Manager or PIMCO receives compensation for his attendance at joint meetings and his service on Board committees. Trustees will receive compensation equal to (i) $1,750 per fund for each quarterly joint meeting for the first four joint meetings in each year, (ii) $5,000 for each additional joint meeting in such year if the meeting is attended in person and (iii) $1,000 per fund for joint meetings attended telephonically. The Independent Chairman of the Boards receives an additional $2,500 per fund per year. In addition, each Trustee who serves as a member of an Audit Oversight Committee will receive $1,000 per fund for any results meeting or fund(s) specific meeting of the Audit Oversight Committees and $5,000 for any joint audit scope meeting. An Audit Oversight Committee Chairman annually receives an additional $500 per fund for which he serves as Chairman. Trustees will also be reimbursed for meeting-related expenses.

Each Trustee’s compensation and other costs of joint meetings will be allocated pro rata among the Allianz Closed-End/FISH and Multi-Strategy Funds for which such Trustee serves as Trustee based on each such Fund’s relative net assets.

Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex (see below).

The following table sets forth information regarding compensation for the most recent fiscal year (except as noted) received by those Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust. (Trustees who are interested persons of the Trust and Officers of the Trust receive no compensation from the Trust).

Name of Person	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees for Calendar Year-Ended December 31, 2007*
Paul Belica	$700	$0	$0	$217,750
Robert E. Connor	$550	$0	$0	$216,875
John J. Dalessandro II**	$550	$0	$0	$203,000
Hans W. Kertess	$550	$0	$0	$262,208
William B. Ogden IV	$550	$0	$0	$191,750
R. Peter Sullivan	$550	$0	$0	$184,500

*	Each Trustee served as Trustee or director of several closed-end and/or open-end investment companies advised by the Adviser. Messrs. Belica, Connor, Dalessandro and Kertess served as Trustee or director of [24] such investment companies and Messrs. Ogden and Sullivan served as Trustee or director of [22] such investment companies. These investment companies are considered to be in the same Fund Complex as the Trust.
**	Mr. Dalessandro ceased to be a Trustee of the Trust on September 14, 2008.

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As disclosed in more detail in the Guide, each Fund may sell its Class A shares at net asset value without a sales charge to certain categories of investors, including current or retired officers, trustees, directors or employees of either the Trust, Allianz Global Fund Management, Pacific Investment Management Company or the Distributor, and certain other affiliates of Allianz Global Fund Management, Pacific Investment Management Company or the Distributor, a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons. The Trust believes that this arrangement encourages affiliated persons of the Funds to invest in the Funds, which further aligns the interests of the Funds and those persons affiliated with them.

Proxy Voting Policies

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities have been included as Appendix C. Summary descriptions of the proxy voting policies and procedures of Allianz Global Fund Management and the Sub-Advisers are also included in Appendix C. The Funds are newly formed and have yet to commence operations, and the Trust has not yet voted any proxies. In the future, information regarding how the Trust voted proxies relating to securities held by the Funds will be available, without charge, upon request by calling 1-800-426-0107 (retail classes) or 1-800-498-5413 (Class P, Institutional and Administrative and classes) and on the Securities and Exchange Commission’s website, www.sec.gov.

Investment Manager

Allianz Global Investors Fund Management serves as investment manager to each of the Funds pursuant to an investment management agreement (“Management Agreement”) between Allianz Global Fund Management and the Trust. The Manager is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”). Allianz was organized as a limited partnership under Delaware law in 1987. Allianz’s sole general partner is Allianz-Paclife Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company whose sole member is Allianz Global Investors U.S. Holding LLC, a Delaware limited liability company. The sole member of Allianz Global Investors U.S. Holding LLC is Allianz Global Investors of America LLC. Allianz Global Investors of America LLC has two members, Allianz of America, Inc. (“Allianz of America”), a Delaware corporation which owns a 99.9% non-managing interest, and Allianz Global Investors of America Holdings Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz SE. Allianz Global Investors of America Holdings Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft, which is an indirect subsidiary of Allianz SE. Allianz SE indirectly holds a controlling interest in Allianz. Allianz SE is a European-based, multinational insurance and financial services holding company. The address for Allianz, Allianz-Paclife Partners LLC, Allianz Global Investors U.S. Holding LLC, Allianz Global Investors of America LLC and Allianz Global Investors of America Holding Inc. is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660. The address for Allianz Global Investors Aktiengesellschaft is Nymphenburger Strasse 112-116, 80636 Munich, Germany. Allianz SE’s address is Koeniginstrasse 28, D-80802, Munich, Germany.

The general partner of Allianz has substantially delegated its management and control of Allianz to an Executive Committee.

The Manager is located at 1345 Avenue of the Americas, New York, NY 10105. The Manager and its investment management affiliates had approximately $[    ] billion of assets under management as of September 30, 2008.

As of the date of this Statement of Additional Information, no shareholder holding 5% or more of the share capital was reported to Allianz SE. Allianz SE in turn indirectly owns 100% of Dresdner Bank AG. Credit Lyonnais and Munchener Ruckversicherungs-Gesellschaft AG, as well as certain broker-dealers that might be controlled by or affiliated with these entities or Dresdner Bank AG, such as Dresdner Kleinwort, Kleinwort Benson Inc. and Grantchester Securities, Inc., may be considered to be affiliated persons of the Manager and its affiliates. (Broker-dealer affiliates of such significant institutional shareholders are sometimes referred to herein as “Affiliated Brokers.”) Absent an SEC exemption or other regulatory relief, the Funds are generally precluded from effecting principal transactions with the Affiliated Brokers, and their ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, a Fund’s ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act.

Management Agreement

The Manager, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Funds and for managing, either directly or through others selected by the Manager, the investments of the Funds. The Manager also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund. As more fully discussed below, the Manager has engaged various affiliates and non-affiliates to serve as Sub-Advisers. If a Sub-Adviser ceases to manage the portfolio of a Fund, the Manager will either assume full responsibility for the management of that Fund, or retain a new sub-adviser subject to the approval of the Trustees and, if required, the Fund’s shareholders.

Under the terms of the Management Agreement, the Manager is obligated to manage the Fund in accordance with applicable laws and regulations. The investment management services of the Manager to the Trust are not exclusive under the terms of the Management Agreement. The Manager is free to, and does, render investment management services to others.

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The Management Agreement will continue in effect with respect to a Fund for two years from its effective date, and thereafter on a yearly basis, provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund, or by the Board of Trustees, and (ii) by a majority of the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Management Agreement. The Management Agreement may be terminated without penalty by vote of the Trustees or the vote of a majority of the outstanding voting shares of the Trust (or with respect to a particular Fund, by the vote of a majority of the outstanding voting shares of such Fund), or by the Manager, on 60 days’ written notice to the other party, and will terminate automatically in the event of its assignment.

The Management Agreement provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The Manager currently receives a monthly investment management fee from each Fund at the following annual rates (based on the average daily net assets of the particular Funds):

Fund	Management Fee Rate
Allianz NACM Global Equity 130/30 Fund	1.10%
Allianz NACM International Growth Fund	0.85%
Allianz RCM All Horizons Fund	0.95%
Allianz RCM Disciplined Equity Fund	0.70%
Allianz RCM Global EcoTrendsSM Fund	1.00%
Allianz RCM Global Water Fund	0.95%
Allianz RCM International Opportunities Fund	0.85%
Allianz Wealth Management Plus Retirement Fund	[ ]
Allianz Wealth Management Plus 2015 Fund	[ ]
Allianz Wealth Management Plus 2020 Fund	[ ]
Allianz Wealth Management Plus 2030 Fund	[ ]
Allianz Wealth Management Plus 2040 Fund	[ ]
Allianz Wealth Management Plus 2050 Fund	[ ]

The following table sets forth the amount of the management fee paid by the Trust to the Manager for the last three fiscal years. The Funds are newly formed, and the Trust did not pay any management fee amounts to the Manager during the periods noted.

Fund	Year Ended 11/30/07		Year Ended 11/30/06		Year Ended 11/30/05
Allianz NACM Global Equity 130/30 Fund		N/A		N/A		N/A
Allianz NACM International Growth Fund(1)		N/A		N/A		N/A
Allianz RCM All Horizons Fund		N/A		N/A		N/A
Allianz RCM Disciplined Equity Fund		N/A		N/A		N/A
Allianz RCM Global EcoTrendsSM Fund(2)		N/A		N/A		N/A
Allianz RCM Global Water Fund		N/A		N/A		N/A
Allianz RCM International Opportunities Fund		N/A		N/A		N/A
Allianz RCM International Opportunities Fund		N/A		N/A		N/A
Allianz Wealth Management Plus Retirement Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2015 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2020 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2030 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2040 Fund		N/A		N/A		N/A
TOTAL	$	N/A	$	N/A	$	N/A

(1)	The Nicholas-Applegate International Growth Fund, the NACM International Growth Fund’s predecessor, paid the Fund’s investment adviser Nicholas-Applegate Capital Management LLC: (a) $499,131 in advisory fees for the Fund’s fiscal year ended March 31, 2006 $221 of which was reimbursed, (b) $472,326 in advisory fees for the Fund’s fiscal year ended March 31, 2007 and (c) $194,196 in advisory fees for the Fund’s fiscal year ended March 31, 2008.
(2)

The Allianz RCM Global EcoTrendsSM Fund, the Allianz RCM Global EcoTrendsSM Fund’s predecessor, paid the Manager $952,292 in advisory fees for the period from Fund’s commencement of operations on January 31, 2007 to the end of its initial fiscal year on November 30, 2007.

The payment of the investment management fee for the fiscal year ending November 30, 2008 is subject to an Expense Limitation Agreement between the Trust and the Manager. Pursuant to this agreement, which is intended to reduce expenses paid by the Funds in connection with its organization, the Funds net annual operating expenses are capped at an annual percentage of NAV specified under “Fund Summary—Fees and Expenses of the Fund” in the Prospectuses.

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Additional Information about Services Provided by Allianz Global Fund Management

As noted above, Allianz Global Fund Management serves as investment manager to the Trust pursuant to the Management Agreement. Allianz Fund Management, subject to the supervision of the Board of Trustees, is responsible for managing the investments of the Funds either directly or through others selected by the Manager.

In addition, Allianz Global Fund Management: (a) recommends and, subject to the approval of the Board of Trustees, approves the funds to be offered by the Trust; (b) subject to the approval of the Board of Trustees and, as applicable, Fund shareholders, selects Sub-Advisers to manage the management of the Funds’ portfolios; (c) monitors, directly, and with the assistance of third parties, the activities of such Sub-Advisers and evaluates the Sub-Advisers’ performance; and (d) supervises Fund compliance, as discussed more fully below. Allianz Fund Management also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund and such other matters as the Trustees may request.

Some of the objectives of Allianz Global Fund Management’s compliance program are to:

•	Continually work to enhance the compliance programs of all Allianz Global Investors of America L.P. subsidiaries;

•	Assess the existing local compliance plans in relation to current business practices from a risk-based perspective and work with local compliance to resolve major issues or gaps; and

•	Provide for the documentation of policies and procedures, with emphasis on incorporating industry best practices.

In its capacity as Manager, in addition to its investment advisory services, Allianz Global Fund Management provides administrative services to the Funds pursuant to the Management Agreement. Such services include shareholder servicing, accounting, bookkeeping, internal audit services and certain other services required by the Funds, and preparation of reports to Funds’ shareholders and regulatory filings. Relatedly, as discussed above, the Manager (in some cases, together with its affiliates or third parties) provides certain other services, including compliance related services such as market timing monitoring and review of regulatory filings, management and coordination of activities of third-party service providers to the Funds such as transfer agency and custodian, maintenance and support services to intermediaries such as broker-dealers and retirement plan administrators, and researching and responding to customer complaints and inquiries and regulatory inquiries.

The table below contains the business histories of the members of the Management Board of Allianz Global Fund Management. In addition to the individuals contained in the chart below, E. Blake Moore, Jr. and John C. Maney are also members of the Management Board. Information relating to Messrs. Moore and Maney is contained above in “Management of the Trust—Trustees and Officers.”

Name	Position with Allianz Global Fund Management	Recent Professional Experience
Bruce Koepfgen	Management Board	Mr. Koepfgen is a Managing Director and Chief Executive Officer of Oppenheimer Capital LLC. Mr. Koepfgen has more than 27 years of business-management and financial-market experience. He spent 23 years at Salomon Brothers, including 15 years as a managing director. From 1999 to 2003, Mr. Koepfgen was a private investor, consultant and CEO to venture-backed start-up companies.

Marna C. Whittington	Management Board	Ms. Whittington is the Managing Director, Chief Executive Officer and member of the Executive Committee of Nicholas-Applegate Capital Management LLC. Ms. Whittington joined Nicholas-Applegate Capital Management in 2001. Ms. Whittington has over 20 years prior management experience, previously with Morgan Stanley Asset Management, as a Managing Director and Chief Operating Officer (from 1995 to 2001) and Miller, Anderson & Sherrerd, as a Managing Partner (from 1984 to 1992).

Barbara R. Claussen	Management Board	Ms. Claussen joined NFJ in 1989 and served as its head equity trader for approximately 17 years. In 2003, her role expanded to include supervision of all administrative, compliance and operational aspects of the firm and in 2005 she was promoted to Chief Operating Officer. Prior to joining NFJ in 1989, she worked for NationsBank where she spent 9 years in trading, including coordinating all trading for more than 15 affiliate banks. She has over 25 years of experience in the investment business.

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Name	Position with Allianz Global Fund Management	Recent Professional Experience
Udo Frank	Management Board	Chief Executive Officer, RCM and Executive Committee Member, Allianz Global Investors. Board Member of Allianz Global Investors U.S. Retail LLC. Formerly, Chief Executive Officer of Equities (2001-2002).

Sub-Advisory and Portfolio Management Agreements

The Manager employs Sub-Advisers to provide investment advisory services to each Fund pursuant to sub-advisory agreements (each a “Sub-Advisory Agreement”) between the Manager and the particular Sub-Adviser. The Manager currently has nine investment management affiliates that are also indirect subsidiaries of Allianz, two of which, AGI Solutions (“AGI Solutions”) and Nicholas-Applegate Capital Management LLC (“NACM”), manage one or more of the Funds. In addition, RCM Capital Management LLC (“RCM”), a subsidiary of Allianz SE and an affiliate of the Manager, manages one or more of the Funds.

AGI Solutions

Pursuant to a Sub-Advisory Agreement between the Manager and AGI Solutions (the “AGI Solutions Sub-Advisory Agreement”), AGI Solutions is the Sub-Adviser and provides investment advisory services to the AGI Solutions Managed Funds. Pursuant to the terms of the AGI Solutions Sub-Advisory Agreement, AGI Solutions is responsible for managing, either directly or through others selected by it, the investment of the AGI Solutions Managed Funds’ assets, subject to the general oversight and supervision of the Manager and the Board of trustees. For the services provided, the Manager (not the Trust) pays AGI Solutions a monthly fee for each Fund at the following annual rates (based on the average daily total managed assets of the particular Fund): [    ] for each of the Wealth Management Plus Funds.

AGI Solutions is an investment management firm organized as a [Delaware limited liability company] and is an indirect wholly-owned subsidiary of Allianz. AGI Solutions is located at 600 West Broadway, San Diego, California 92101. AGI Solutions was organized in [2008] to manage discretionary accounts investing primarily in publicly traded equity securities and securities convertible or exercisable for publicly traded equity securities, with the goal of capital appreciation.

NACM

Pursuant to a Sub-Advisory Agreement between the Manager and NACM (the “NACM Sub-Advisory Agreement”), NACM is the Sub-Adviser and provides investment advisory services to the NACM Managed Funds. Pursuant to the terms of the NACM Sub-Advisory Agreement, NACM is responsible for managing, either directly or through others selected by it, the investment of the NACM Managed Funds’ assets, subject to the general oversight and supervision of the Manager and the Board of trustees. For the services provided, the Manager (not the Trust) pays NACM a monthly fee for each Fund at the following annual rates (based on the average daily total managed assets of the particular Fund): 0.70% for the Equity 130/30 Fund and 0.50% for the International Growth Fund.

NACM is an investment management firm organized as a Delaware limited liability company (formerly Nicholas-Applegate Capital Management, a California limited partnership) and is an indirect wholly-owned subsidiary of Allianz. NACM is located at 600 West Broadway, San Diego, California 92101.

RCM and AGIA

Pursuant to a Sub-Advisory Agreement between the Manager and RCM (the “RCM Sub-Advisory Agreement”), RCM provides investment services to the RCM Managed Funds. RCM has, in turn, delegated responsibility for the day-to-day portfolio management of the Horizons Fund, the EcoTrends Fund, the Water Fund and the International Opportunities Fund (collectively, the “AGIA Managed Funds”) to its affiliate, Allianz Global Investors Advisory GmbH (“AGIA”) (RCM and AGIA being referred to, collectively, with respect to each such Fund as the “Sub-Adviser”). AGIA serves as portfolio manager for the AGIA Managed Funds pursuant to a separate portfolio management agreement (the “Portfolio Management Agreement”) between RCM and AGIA. Pursuant to the terms of the RCM Sub-Advisory Agreement, RCM is responsible for managing, either directly or through others selected by it, the investment of the RCM Managed Funds’ assets, subject to the general oversight and supervision of the Manager and the Board of Trustees. Pursuant to the terms of the Portfolio Management Agreement with RCM, AGIA has full investment discretion and makes all determinations with respect to the investment of the assets of each AGIA Managed Fund, subject to the general supervision of RCM, the Manager and the Board of Trustees.

For the services provided pursuant to the RCM Sub-Advisory Agreement, the Manager (and not the Trust) pays RCM a monthly fee for each Fund at the following annual rates (based on the average daily total managed assets of the particular Fund): 0.60% for the

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Horizons Fund, 0.40% for the Disciplined Equity Fund, 0.54% for the EcoTrends Fund, 0.54% for the Water Fund and 0.50% for the International Opportunities Fund. For the services provided pursuant to the Portfolio Management Agreement, RCM (and not the Trust or the Manager) pays AGIA a monthly portfolio management fee, for each Fund at the following annual rates (based on the average daily total managed assets of the particular Fund): 0.47% for the Horizons Fund, 0.43% for the EcoTrends Fund, 0.43% for the Water Fund and 0.40% for the International Opportunities Fund.

RCM

RCM is an investment management firm organized as a Delaware limited liability company (formerly Dresdner RCM Global Investors, LLC). RCM is wholly-owned by Allianz Global Investors Aktiengesellschaft, which is a wholly-owned subsidiary of Allianz SE. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM is located at Four Embarcadero Center, San Francisco, California 94111.

AGIA

AGIA is wholly owned by Allianz Global Investors Aktiengesellschaft, which is a wholly owned subsidiary of Allianz SE. AGIA is located at Mainzer Landstrasse 11-13, Frankfurt am Main, Germany 60329. AGIA was established in 1990, and provides advisory services to high net worth clients and pooled products. Although AGIA has been registered as an investment management company in Germany since 1990, it has only recently registered in October 2006 as an investment adviser in the United States.

The following table sets forth the amount of portfolio management fees paid by the Manager to the applicable Sub-Adviser for each of the Funds for the last three fiscal years. Because the Funds are newly formed, the Manager did not pay any sub-advisory fee amounts to Sub-Advisers during the periods noted.

Fund	Year Ended 11/30/07		Year Ended 11/30/06		Year Ended 11/30/05
Allianz NACM Global Equity 130/30 Fund		N/A		N/A		N/A
Allianz NACM International Growth Fund		N/A		N/A		N/A
Allianz RCM All Horizons Fund		N/A		N/A		N/A
Allianz RCM Disciplined Equity Fund		N/A		N/A		N/A
Allianz RCM Global EcoTrendsSM Fund(1)		N/A		N/A		N/A
Allianz RCM Global Water Fund		N/A		N/A		N/A
Allianz RCM International Opportunities Fund		N/A		N/A		N/A
Allianz Wealth Management Plus Retirement Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2015 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2020 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2030 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2040 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2050 Fund		N/A		N/A		N/A
TOTAL	$	N/A	$	N/A	$	N/A

(1)

The manager of the Allianz RCM Global EcoTrendsSM Fund, the Allianz RCM Global EcoTrendsSM Fund’s predecessor, paid $514,238 in sub-advisory fees relating to the Fund for the period from Fund’s commencement of operations on January 31, 2007 to the end of its initial fiscal year on November 30, 2007.

The following table sets forth the amount of portfolio management fees paid by RCM to AGIA for the last three fiscal years. Because the Funds are newly formed, RCM did not pay any portfolio management fee amounts to AGIA during the periods noted.

Fund	Year Ended 11/30/07		Year Ended 11/30/06		Year Ended 11/30/05
Allianz RCM All Horizons Fund		N/A		N/A		N/A
Allianz RCM Global EcoTrendsSM Fund(1)		N/A		N/A		N/A
Allianz RCM Global Water Fund		N/A		N/A		N/A
Allianz RCM International Opportunities Fund		N/A		N/A		N/A
TOTAL	$	N/A	$	N/A	$	N/A

(1)

The sub-adviser of the Allianz RCM Global EcoTrendsSM Fund, the Allianz RCM Global EcoTrendsSM Fund’s predecessor, paid $406,248 in portfolio management fees relating to the Fund for the period from Fund’s commencement of operations on January 31, 2007 to the end of its initial fiscal year on November 30, 2007.

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Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest

AGI Solutions

Compensation

The following explains the compensation structure of each individual (as listed in the Prospectuses) that shares primary responsibility for day-to-day portfolio management of the Funds.

Base salary. Each portfolio manager is paid a fixed base salary set at a competitive level, taking into consideration the portfolio manager’s experience and responsibilities, as determined by AGI Solutions.

Annual bonus and profit sharing opportunity. Each portfolio manager’s compensation is directly affected by the performance of the individual portfolios he or she manages, including each Fund, as well as the performance of the individual’s portfolio management team and the overall success of the firm. [To be updated by amendment]

Other Accounts Managed

The following summarizes information regarding each of the accounts, excluding portfolios of the Funds that were managed by portfolio managers, including amounts managed by a team, committee, or other group that includes the portfolio manager, as of September 30, 2008.

Portfolio Manager	Other Pooled Vehicles				Other Accounts				Other Registered Investment Companies
	#		AUM ($ million)		#		AUM ($ million)		#		AUM ($ million)

Paul Pietranico	[	]	[	]	[	]	[	]	[	]	[	]
Stephen Sexauer	[	]	[	]	[	]	[	]	[	]	[	]

The following table provides information regarding other accounts managed for which management fees are based on the performance of the pooled vehicle:

Portfolio Manager	Other Pooled Vehicles				Other Accounts				Other Registered Investment Companies
	#		AUM ($ million)		#		AUM ($ million)		#		AUM ($ million)

Paul Pietranico	[	]	[	]	[	]	[	]	[	]	[	]
Stephen Sexauer	[	]	[	]	[	]	[	]	[	]	[	]

Potential Conflicts of Interest

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which AGI Solutions believes are faced by investment professionals at most major financial firms. AGI Solutions, the Manager, and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•

The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the AGI Solutions’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

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“Cross trades,” in which one AGI Solutions account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. AGI Solutions, the Manager and the Board of Trustees have adopted compliance procedures that provide that any transaction between the Funds and another Manager-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund and AGI Solutions’s other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages. See “Brokerage and Research Services.”

A Fund’s portfolio managers may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a Fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. AGI Solutions’s investment personnel, including each Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to a code of ethics adopted by AGI Solutions, which contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

Securities Ownership

The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages. Except as noted below, the information is as of September 30, 2008.

Dollar Range of Equity Securities
Allianz Wealth Management Retirement Fund
Paul Pietranico	None
Stephen Sexauer	None
Allianz Wealth Management 2015 Fund
Paul Pietranico	None
Stephen Sexauer	None
Allianz Wealth Management 2020 Fund
Paul Pietranico	None
Stephen Sexauer	None

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Dollar Range of Equity Securities
Allianz Wealth Management 2030 Fund
Paul Pietranico	None
Stephen Sexauer	None
Allianz Wealth Management 2040 Fund
Paul Pietranico	None
Stephen Sexauer	None
Allianz Wealth Management 2050 Fund
Paul Pietranico	None
Stephen Sexauer	None

RCM and AGIA

The following summarizes the structure of and methods used to determine the compensation of each individual (as listed in the Prospectuses) who shares primary responsibility for the day-to-day portfolio management of each Fund:

Compensation

Base salary. Each portfolio manager is paid a fixed base salary set at a competitive level, taking into consideration the portfolio manager’s experience and responsibilities, as determined by RCM and AGIA.

Annual bonus and profit sharing opportunity. Each portfolio manager’s compensation is directly affected by the performance of the individual portfolios he or she manages, including each Fund, as well as the performance of the individual’s portfolio management team and the overall success of the firm. A target bonus amount is established at the beginning of the year based on peer data. The target bonus is subject to an increase or decrease at year-end based on firm profitability and individual performance. The individual performance criterion is derived from a calculation using both quantitative and qualitative factors. Approximately 70% of the individual’s performance rating is quantitative, based on the pre-tax investment performance of the accounts managed by both the team and the individual, with 50% of the performance rating measured relative to the relevant RCM Fund’s benchmark and 50% of the rating measured relative to the performance of an appropriate peer group (either the relevant RCM Fund’s Lipper or institutional peer group). Performance is calculated over one and three year trailing periods. The remaining 30% of the bonus is based on a qualitative review of the individual’s performance (with 10% from peer reviews and 20% from the appraisal by the individual’s manager).

Other Accounts Managed

The following summarizes information regarding each of the accounts, excluding portfolios of the Trust that were managed by portfolio managers as of March 31, 2008, including amounts managed by a team, committee, or other group that includes the portfolio manager.

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Paul Schofield	9	208.5	23	856	1	165.6
Lucy MacDonald	6	1,068.3	20	4,167	0	0
Seung H. Minn, CFA	6	1,867.1	9	241.6	0	0
Bozena Jankowska	4	2,631.7	0	0	1	165.6
Andreas Fruschki	0	0	0	0	0	0
Matthew Bowyer	1	39.6	3	1,357.9	0	0

The following table provides information regarding other accounts managed for which management fees are based on the performance of the pooled vehicle:

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Paul Schofield	1	192.4	0	0	0	0
Lucy MacDonald	1	32.1	0	0	0	0

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Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Seung H. Minn, CFA	0	0	0	0	0	0
Bozena Jankowska	0	0	0	0	0	0
Andreas Fruschki	0	0	0	0	0	0
Matthew Bowyer	0	0	0	0	0	0

Potential Conflicts of Interest

Like other investment professionals with multiple clients, a portfolio manager for the Funds may face certain potential conflicts of interest in connection with managing both the Funds and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which RCM and AGIA believe are faced by investment professionals at most major financial firms. RCM, AGIA, the Manager and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different management fee rates and/or fee structures, including accounts that pay management fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•

The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Sub-Adviser’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

“Cross trades,” in which one of the Sub-Adviser’s accounts sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Sub-Adviser, the Manager and the Board of Trustees have adopted compliance procedures that provide that any transaction between the Funds and another Manager-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for a Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund and the Sub-Adviser’s other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages. See “Brokerage and Research Services.”

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A Fund’s portfolio managers may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a Fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. The Sub-Adviser’s investment personnel, including each Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to codes of ethics adopted by the Sub-Adviser, which contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

Securities Ownership

The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages, as of July 1, 2008. Because the Funds are newly formed and have yet to commence operations, no portfolio manager beneficially owned any securities in the portfolio he or she manages neither as of such date nor as of the date of this Statement of Additional Information.

Dollar Range of Equity Securities
Allianz RCM Global EcoTrendsSM Fund
Bozena Jankowska	None
Paul Schofield	None
Allianz RCM All Horizons Fund
Paul Schofield	None
Lucy MacDonald	None
Allianz RCM Disciplined Equity Fund
Seung H. Minn	None
Allianz RCM Global Water Fund
Bozena Jankowska	None
Andreas Fruschki	None
Allianz RCM International Opportunities Fund
Matthew Bowyer	None
Lucy MacDonald	None

NACM

Compensation

The following explains the compensation structure of each individual (as listed in the Prospectuses) that shares primary responsibility for day-to-day portfolio management of the Funds.

Base salary. Each portfolio manager is paid a fixed base salary set at a competitive level, taking into consideration the portfolio manager’s experience and responsibilities, as determined by NACM.

Annual bonus and profit sharing opportunity. Each portfolio manager’s compensation is directly affected by the performance, on a pre-tax basis, of the individual portfolios he or she manages, including each Fund; as well as the performance of the individual’s portfolio management team and the overall success of the firm. Approximately 75% of each portfolio manager’s bonus is based on one- and three-year annualized performance of client accounts under his or her management, with greater weight placed on three-year performance. This takes into account relative performance of the accounts to each account’s individual benchmark, which include the MSCI EAFE, MSCI EAFE Growth, MSCI World, and MSCI World Growth indexes (representing approximately one half of the calculation), and the accounts’ peer rankings in institutional consultant universes (representing the other half). In the case of each Fund, the benchmark against which the performance of a Fund’s portfolio will be compared for these purposes is indicated in the “Performance Information” sections of the Prospectuses. The remaining 25% of the bonus is based on a qualitative review and overall firm profitability. The qualitative review evaluates each portfolio manager based on the individual’s contribution to the implementation of the investment process of his or her accounts, including the Funds. The lead portfolio manager of each portfolio management team evaluates the other members of the portfolio management team. The Chief Investment Officer (Mr. Valeiras) evaluates the lead portfolio managers. The Chief Investment Officer’s bonus compensation is based on the overall performance and profitability of the firm’s portfolios.

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Each portfolio manager has a profit-sharing plan. Each team receives a pool which is based on “EBITDA” (i.e., earnings before interest, taxes, depreciation and amortization) of the accounts managed by the team and is distributed subjectively. All team members are eligible. The Chief Investment Officer and lead portfolio manager determine allocations among the team. The profits to be allocated increase with the profitability of the applicable accounts.

Additionally, Nicholas-Applegate may issue equity ownership interests to key employees in the form of “Profits Interests”. Profits Interests are issued to employees who: (1) provide unique and critical expertise and contributions to the firm; (2) perform as role models and benchmarks for Nicholas-Applegate’s core values; (3) are instrumental to the building and sustaining of clients ‘ trust and confidence; and (4) are critical to and committed to the future growth and success of Nicholas-Applegate. The Profits Interests are intended to share long-term value created by key employees. Portfolio managers are eligible for Profits Interests, at the discretion of a committee comprised of executive management of Nicholas-Applegate (including Mr. Valeiras), and executive management of Allianz Group.

The portfolio managers are also eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

Other Accounts Managed

The following summarizes information regarding each of the accounts, excluding portfolios of the Funds that were managed by portfolio managers, including amounts managed by a team, committee, or other group that includes the portfolio manager, as of March 31, 2008.

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Pedro Marcal	0	0	4	1,115.7	3	414.8
Horacio A. Valeiras, CFA	0	0	4	1,115.7	3	414.8

The following table provides information regarding other accounts managed for which management fees are based on the performance of the pooled vehicle:

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Pedro Marcal	0	0	0	0	0	0
Horacio A. Valeiras, CFA	0	0	0	0	0	0

Potential Conflicts of Interest

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which NACM believes are faced by investment professionals at most major financial firms. NACM, the Manager, and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•

The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the NACM’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased

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in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

“Cross trades,” in which one NACM account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. NACM, the Manager and the Board of Trustees have adopted compliance procedures that provide that any transaction between the Funds and another Manager-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund and NACM’s other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages. See “Brokerage and Research Services.”

A Fund’s portfolio managers may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a Fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. NACM’s investment personnel, including each Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to a code of ethics adopted by NACM, which contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

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Securities Ownership

The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages. Except as noted below, the information is as of July 1, 2008.

Dollar Range of Equity Securities
Allianz NACM Global Equity 130/30 Fund
Pedro Marcal	None
Horacio A. Valeiras., CFA	None
Allianz NACM International Growth Fund
Pedro Marcal	None
Horacio A. Valeiras., CFA	None

Codes of Ethics

The Trust, the Manager, the Sub-Advisers and the Distributor have adopted Codes of Ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund.

DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

Allianz Global Investors Distributors LLC (the “Distributor”) serves as the principal underwriter of each class of the Trust’s shares pursuant to a distribution contract (the “Distribution Contract”) with the Trust. The Distributor is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. The Distributor, located at 1345 Avenue of the Americas, New York, NY 10105, is a broker-dealer registered with the Securities and Exchange Commission. The Distribution Contract is terminable with respect to a Fund or class of shares without penalty, at any time, by a Fund or class upon 60 days’ written notice to the Distributor, or by the Distributor upon 60 days’ written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares and does not receive any compensation other than what is described below for executing securities transactions.

The Distribution Contract will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by the majority of the outstanding shares of the Fund or class, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect interest financial interest in the Distribution Contract or the Distribution and/or Servicing Plans described below, by vote cast in person at a meeting called for the purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or classes, it may continue in effect with respect to any Fund or class as to which it has not been terminated (or has been renewed).

The Trust currently offers up to seven classes of shares of each of the Funds: Class A, Class C, Class D, Class P, Class R, Institutional Class and Administrative Class shares.

Class A and Class C shares of the Trust are offered through financial institutions which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor (“introducing brokers”).

Class D shares are generally offered to clients of financial service firms, such as broker-dealers or registered investment managers, with which the Distributor has an agreement for the use of the Trust’s Funds in particular investment products, programs or accounts for which a fee may be charged.

Class P shares of the Funds may be offered through fee-based platforms, such as certain brokers and financial intermediaries (“service agents”), that have established a shareholder servicing relationship with the Trust on behalf of their customers.

Class R shares are eligible for investment only by certain “Class R Eligible Plans,” as defined in the Guide.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers’ investments in the Funds).

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Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

Under the Trust’s Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other rights preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements; and (c) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees’ discretion, also pay a different share of other expenses, not including management or custodial fees or other expenses related to the management of the Trust’s assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. For instance, the various classes pay different fees under the Management Agreement based on the different levels of administrative services provided to each Class. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. Each class may have a differing sales charge structure, and differing exchange and conversion features.

Contingent Deferred Sales Charge and Initial Sales Charge

As described in the Class A and Class C Prospectus under the caption “Investment Options—Class A and Class C Shares,” a contingent deferred sales charge is imposed upon certain redemptions of Class A and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Class P or Institutional Class shares. Because contingent deferred sales charges are calculated on a series-by-series basis, shareholders should consider whether to exchange shares of one Fund for shares of another Fund or series of Allianz Funds or PIMCO Funds prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemption.

The following table sets forth the amount of continuing deferred sales charges paid to the Distributor for the last three fiscal years. Because the Fund is newly formed and have little or no operating history, the Distributor did not receive any continuing deferred sales charges during the periods set forth below.

Class	Year Ended 11/30/07		Year Ended 11/30/06		Year Ended 11/30/05
Class A	$	N/A	$	N/A	$	N/A
Class C		N/A		N/A		N/A
Total	$	N/A	$	N/A	$	N/A

As described in the Class A and Class C Prospectus under the caption “Investment Options—Class A and Class C Shares,” Class A shares of the Trust are sold pursuant to an initial sales charge, which declines as the amount of the purchase reaches certain defined levels. The following table sets forth the amount of initial sales charges received by the Distributor for the last three fiscal years. Because the Fund is newly formed, the Distributor did not receive any initial sales charges during the periods set forth below.

Class	Year Ended 11/30/07		Year Ended 11/30/06		Year Ended 11/30/05
Class A	$	N/A	$	N/A	$	N/A
Class C		N/A		N/A		N/A
Total	$	N/A	$	N/A	$	N/A

Distribution and Servicing Plans for Class A, Class C and Class R Shares

As stated in the Class A and Class C Prospectuses under the caption “Investment Options—Class A and Class C Shares—Distribution and Servicing (12b-1) Plans” and in the Class R Prospectus under the caption “How to Buy and Sell Shares,” Class A, Class C and Class R shares of the Trust are continuously offered through participating brokers that are members of the Financial Industry Regulatory Authority (“FINRA” which was formerly NASD) and that have dealer agreements with the Distributor, or that have agreed to act as introducing brokers.

Pursuant to separate Distribution and Servicing Plans for Class A, Class C and Class R shares (the “Retail Plans”), the Distributor receives (i) in connection with the distribution of Class C and Class R shares of the Trust, certain distribution fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class C and Class R shares as to which no distribution and servicing fees were paid on account of such limitations.

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The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries (including certain benefit plans, their service providers and their sponsors) in connection with the sale of Class C and Class R shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class C shares, part or all of the first year’s distribution and servicing fee is generally paid at the time of sale. Pursuant to the Distribution Agreement, with respect to each Fund’s Class A, Class C and Class R shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.

Class A Servicing Fees

As compensation for services rendered and expenses borne by the Distributor in connection with personal services rendered to Class A shareholders of the Trust and the maintenance of Class A shareholder accounts, the Trust pays the Distributor servicing fees up to the annual rate of 0.25% (calculated as a percentage of each Fund’s average daily net assets attributable to Class A shares).

Class C and Class R Distribution and Servicing Fees

As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class C and Class R shares of the Trust, and in connection with personal services rendered to Class C and Class R shareholders of the Trust and the maintenance of Class C and Class R shareholder accounts (including in each case the accounts of plan participants where shares are held by a benefit plan or its financial service firm through an omnibus account), the Trust pays the Distributor servicing and distribution fees up to the annual rates set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to Class C and Class R shares):

	Servicing Fee	Distribution Fee
Class C	0.25%	0.75%
Class R	0.25%	0.25%

The Retail Plans were adopted pursuant to Rule 12b-1 under the 1940 Act and are of the type known as “compensation” plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor’s expenses.

The distribution fee applicable to Class C and Class R shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class C or Class R shares, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class C or Class R shares, printing of prospectuses and reports for other than existing Class C or Class R shareholders, advertising, and preparation, printing and distributions of sales literature. The servicing fee, which is applicable to Class C and Class R shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries (including certain benefit plans, their service providers and their sponsors who provide services to plan participants) who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund’s shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders’ needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

Many of the Distributor’s sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class C, Class R or Administrative Class shares of any Fund may indirectly support sales and servicing efforts relating to the other share classes of the same Fund or the other Funds’ shares of the same or different classes. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund’s shares, and allocates other expenses among the Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

Class	Servicing Fee	Distribution Fee
Class A	0.25%	N/A
Class C	0.25%	0.75%
Class R	0.25%	0.25%

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Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which an investor purchases shares. With respect to Class C shares, the financial firms are also paid at the time of a purchase a commission equal to 1.00%, of an investment in such share classes. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including shares of the Trust) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks. Financial firms that receive distribution and/or servicing fees may in certain circumstances pay and/or reimburse all or a portion of those fees to their customers, although neither the Trust nor the Distributor are involved in establishing any such arrangements and may not be aware of their existence.

In addition, the Distributor, Allianz Global Fund Management and their affiliates from time to time make additional payments such as cash bonuses or provide other incentives to selected participating brokers and other financial firms as compensation for the sale or servicing of the Funds, including, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the financial firms’ financial consultants (including through the firms’ intranet websites) in order to promote the Funds, promotions in communications with financial firms’ customers such as in the firms’ internet websites or in customer newsletters, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor, Allianz Global Fund Management and their affiliates together and/or a particular class of shares, during a specified period of time. The Distributor, Allianz Global Fund Management and/or their affiliates also make payments to certain financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor, Allianz Global Fund Management and their affiliates.

The additional payments described above are made from the Distributor’s or Allianz Global Fund Management’s (or their affiliates’) own assets pursuant to agreements with brokers and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales. These payments are made to financial firms selected by the Distributor, Allianz Global Fund Management or their affiliates, generally to the financial firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor, Allianz Global Fund Management and/or their affiliates make payments of an agreed-upon amount which will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. Currently, the payments described above are generally not made with respect to Class P, Class R, Institutional Class or Administrative shares. In some cases, in addition to payments described above, the Distributor, Allianz Global Fund Management and their affiliates will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

In return for providing ongoing shareholder support services, the Distributor has agreed to pay, out of its own assets, an additional fee to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) at the annual rate of 0.10%, and to A.G. Edwards & Sons, Inc. (“A.G. Edwards”) at the annual rate of 0.06%, of the average daily total net assets of the Fund attributable to Class A shares sold through Merrill Lynch or A.G. Edwards, as applicable, in the Predecessor Fund’s initial public offering in January 2007 and that continue to be held by or through Merrill Lynch or A.G. Edwards, as applicable, on behalf of its customers commencing one year after completion of the initial public offering.

If investment managers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

57

As of the date of this Statement of Additional Information, the Distributor and Allianz Global Fund Management anticipate that the firms that will receive the additional payments described above for distribution services and/or educational support include:

[To be updated by amendment]

A.G. Edwards & Sons, Inc.

AIG Financial Network

American Portfolios Financials Services, Inc.

Ameriprise Financial Services, Inc.

AmSouth Bank

Associated Financial Group, Inc.

AXA Advisors, LLC

Banc One Securities

Banc of America Investment Services, Inc.

Bank of America

Chase Investment Services, Inc.

Citigroup

Comerica Bank

Comerica Securities

Commonwealth Financial Network

DB/Alex Brown

E*Trade Clearing, LLC.

Fifth Third Bank

Harris Bank

ING Financial Network

Janney Montgomery Scott

Jefferson Pilot Securities Corporation

Legg Mason Wood Walker, Inc.

Lehman Brothers

Lincoln Financial

Linsco/Private Ledger Corporation

McDonald Investments

Merrill Lynch, Pierce, Fenner & Smith Inc.

MetLife/Broker-Dealer

ML Stern & Co.

Morgan Stanley & Co.

Mutual Service Corporation

NatCity Investments

Northwestern Mutual

Oppenheimer & Co., Inc.

Pacific Select Distributors

Piper Jaffray

PNC Advisors

Raymond James & Associates

Raymond James Financial Services

RBC Dain Rauscher, Inc.

RW Baird

Securities America, Inc.

Sterne Agee

Summit Brokerage Service, Inc.

UBS Financial Services Inc.

United Planners’ Financial Services of America

US Allianz Securities

Wachovia Securities, Inc.

Waterstone Financial Group

Wells Fargo Investments

WM Financial Services

58

The Distributor expects that additional firms may be added to this list from time to time. Wholesale representatives of the Distributor, Allianz Global Fund Management and their affiliates visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolio, the Funds, Allianz Global Fund Management and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to make those transactions.

If in any year the Distributor’s expenses incurred in connection with the distribution of Class C and Class R shares and, for Class A, Class C and Class R shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when such distribution and/or servicing fees exceed the Distributor’s expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

Each Retail Plan may be terminated with respect to any Fund to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract (“disinterested Retail Plan Trustees”), or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Trustees, including a majority of the disinterested Retail Plan Trustees, cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested Trustees.

The Retail Plans will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the disinterested Retail Plan Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for the purpose of voting on such approval.

If a Retail Plan is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

The Trustees believe that the Retail Plans will provide benefits to the Trust. In this regard, the Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the expenses of the Funds are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by allowing the Funds to take advantage of “break points” in the Funds’ management fees and/or by affording greater flexibility to the Sub-Adviser. From time to time, expenses of the Distributor incurred in connection with the sale of Class C and Class R shares of the Trust, and in connection with the servicing of Class A, Class C and Class R shareholders and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class A, Class C and Class R shares.

Payments Pursuant to Class A Plans

The following table sets forth the amount paid by the Trust pursuant to the Class A Retail Plan for the last three fiscal years. Because the Funds are newly formed, the Trust did not pay any amount pursuant to the Class A Retail Plan during the periods noted.

Fund	Year Ended 11/30/07	Year Ended 11/30/06	Year Ended 11/30/05
Allianz NACM Global Equity 130/30 Fund	N/A	N/A	N/A
Allianz NACM International Growth Fund	N/A	N/A	N/A
Allianz RCM All Horizons Fund	N/A	N/A	N/A
Allianz RCM Disciplined Equity Fund	N/A	N/A	N/A
Allianz RCM Global EcoTrendsSM Fund(1)	N/A	N/A	N/A
Allianz RCM Global Water Fund	N/A	N/A	N/A
Allianz RCM International Opportunities Fund	N/A	N/A	N/A
Allianz Wealth Management Plus Retirement Fund	N/A	N/A	N/A
Allianz Wealth Management Plus 2015 Fund	N/A	N/A	N/A
Allianz Wealth Management Plus 2020 Fund	N/A	N/A	N/A

59

Fund	Year Ended 11/30/07		Year Ended 11/30/06		Year Ended 11/30/05
Allianz Wealth Management Plus 2030 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2040 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2050 Fund		N/A		N/A		N/A
Total	$	N/A	$	N/A	$	N/A

(1)

Class A shareholders of the Allianz RCM Global EcoTrendsSM Fund, the Allianz RCM Global EcoTrendsSM Fund’s predecessor, paid the Distributor $238,073 pursuant to a Servicing Plan for the period from Fund’s commencement of operations on January 31, 2007 to the end of its initial fiscal year on November 30, 2007.

The amounts collected pursuant to the Class A Retail Plan are to be used for the following purposes by the Distributor: sales commissions and other compensation to sales personnel; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses). Because the Funds are newly formed, the Distributor did not use any amounts collected pursuant to the Class A Retail Plan for these purposes during the periods noted.

Fund	Compensation		Sales Material and Other Expenses		Total
Allianz NACM Global Equity 130/30 Fund		N/A		N/A		N/A
Allianz NACM International Growth Fund		N/A		N/A		N/A
Allianz RCM All Horizons Fund		N/A		N/A		N/A
Allianz RCM Disciplined Equity Fund		N/A		N/A		N/A
Allianz RCM Global EcoTrendsSM Fund		N/A		N/A		N/A
Allianz RCM Global Water Fund		N/A		N/A		N/A
Allianz RCM International Opportunities Fund		N/A		N/A		N/A
Allianz Wealth Management Plus Retirement Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2015 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2020 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2030 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2040 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2050 Fund		N/A		N/A		N/A
Total	$	N/A	$	N/A	$	N/A

Payments Pursuant to Class C Plans

The following table sets forth the amount paid by the Trust pursuant to the Class C Retail Plan for the last three fiscal years. Because the Funds are newly formed, the Trust did not pay any amount pursuant to the Class C Retail Plan during the periods noted.

Fund	Year Ended 11/30/07		Year Ended 11/30/06		Year Ended 11/30/05
Allianz NACM Global Equity 130/30 Fund		N/A		N/A		N/A
Allianz NACM International Growth Fund		N/A		N/A		N/A
Allianz RCM All Horizons Fund		N/A		N/A		N/A
Allianz RCM Disciplined Equity Fund		N/A		N/A		N/A
Allianz RCM Global EcoTrendsSM Fund		N/A		N/A		N/A
Allianz RCM Global Water Fund		N/A		N/A		N/A
Allianz RCM International Opportunities Fund		N/A		N/A		N/A
Allianz Wealth Management Plus Retirement Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2015 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2020 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2030 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2040 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2050 Fund		N/A		N/A		N/A
Total	$	N/A	$	N/A	$	N/A

The amounts collected pursuant to the Class C Retail Plan will be used for the following purposes by the Distributor: sales commissions and other compensation to sales personnel; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses). Because the Funds are newly formed, the Distributor did not use any amounts collected pursuant to the Class C Retail Plan for these purposes during the periods noted.

60

Fund	Compensation		Sales Material and Other Expenses		Total
Allianz NACM Global Equity 130/30 Fund		N/A		N/A		N/A
Allianz NACM International Growth Fund		N/A		N/A		N/A
Allianz RCM All Horizons Fund		N/A		N/A		N/A
Allianz RCM Disciplined Equity Fund		N/A		N/A		N/A
Allianz RCM Global EcoTrendsSM Fund		N/A		N/A		N/A
Allianz RCM Global Water Fund		N/A		N/A		N/A
Allianz RCM International Opportunities Fund		N/A		N/A		N/A
Allianz Wealth Management Plus Retirement Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2015 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2020 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2030 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2040 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2050 Fund		N/A		N/A		N/A
Total	$	N/A	$	N/A	$	N/A

Payments Pursuant to Class R Plans

The following table sets forth the amount paid by the Trust pursuant to the Class R Retail Plan for the last three fiscal years. Because the Funds are newly formed, the Trust did not pay any amount pursuant to the Class R Retail Plan during the periods noted.

Fund	Year Ended 11/30/07		Year Ended 11/30/06		Year Ended 11/30/05
Allianz NACM Global Equity 130/30 Fund		N/A		N/A		N/A
Allianz NACM International Growth Fund		N/A		N/A		N/A
Allianz RCM All Horizons Fund		N/A		N/A		N/A
Allianz RCM Disciplined Equity Fund		N/A		N/A		N/A
Allianz RCM International Opportunities Fund		N/A		N/A		N/A
Allianz Wealth Management Plus Retirement Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2015 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2020 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2030 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2040 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2050 Fund		N/A		N/A		N/A
Total	$	N/A	$	N/A	$	N/A

The amounts collected pursuant to the Class R Retail Plan will be used for the following purposes by the Distributor: sales commissions and other compensation to sales personnel; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses). Because the Funds are newly formed, the Distributor has not used any amounts collected pursuant to the Class R Retail Plan for these purposes during the periods noted.

From time to time, expenses of principal underwriters incurred in connection with the distribution of Class C and Class R shares of the Fund, and in connection with the servicing of Class A, Class C and Class R shareholders of the Fund and the maintenance of Class A Class C and Class R shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. Because the Funds are newly formed, no such excess expenses have been incurred during the periods noted:

Fund	Class A	Class C	Class R
Allianz NACM Global Equity 130/30 Fund	N/A	N/A	N/A
Allianz NACM International Growth Fund	N/A	N/A	N/A
Allianz RCM All Horizons Fund	N/A	N/A	N/A
Allianz RCM Disciplined Equity Fund	N/A	N/A	N/A
Allianz RCM Global EcoTrendsSM Fund	N/A	N/A	N/A
Allianz RCM Global Water Fund	N/A	N/A	N/A
Allianz RCM International Opportunities Fund	N/A	N/A	N/A
Allianz Wealth Management Plus Retirement Fund	N/A	N/A	N/A
Allianz Wealth Management Plus 2015 Fund	N/A	N/A	N/A

61

Fund	Class A		Class C		Class R
Allianz Wealth Management Plus 2020 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2030 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2040 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2050 Fund		N/A		N/A		N/A
Total	$	N/A	$	N/A	$	N/A

As a percentage of net assets of each Fund:

Fund	Class A		Class C		Class R
Allianz NACM Global Equity 130/30 Fund	N/A		N/A		N/A
Allianz NACM International Growth Fund	N/A		N/A		N/A
Allianz RCM All Horizons Fund	N/A		N/A		N/A
Allianz RCM Disciplined Equity Fund	N/A		N/A		N/A
Allianz RCM Global EcoTrendsSM Fund	N/A		N/A		N/A
Allianz RCM Global Water Fund	N/A		N/A		N/A
Allianz RCM International Opportunities Fund	N/A		N/A		N/A
Allianz Wealth Management Plus Retirement Fund	N/A		N/A		N/A
Allianz Wealth Management Plus 2015 Fund	N/A		N/A		N/A
Allianz Wealth Management Plus 2020 Fund	N/A		N/A		N/A
Allianz Wealth Management Plus 2030 Fund	N/A		N/A		N/A
Allianz Wealth Management Plus 2040 Fund	N/A		N/A		N/A
Allianz Wealth Management Plus 2050 Fund	N/A		N/A		N/A
Total	N/A	%	N/A	%	N/A	%

Distribution and Administrative Services Plan for Administrative Class Shares

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of each Fund. The Trust also has adopted an Administrative Distribution Plan (together with the Administrative Services Plan, the “Administrative Plans”) with respect to the Administrative Class shares of each Fund.

Under the terms of the Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each applicable Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of Administrative Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares of the Funds. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

Under the terms of the Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders. Such services may include, but are not limited to, the following: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

In addition, financial intermediaries that receive fees under the Administrative Distribution Plan or the Administrative Services Plan may in turn pay and/or reimburse all or a portion of those fees to their customers.

The same entity may be the recipient of fees under both the Administrative Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets. Fees paid pursuant to either Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute “service fees” for purposes of applicable rules of FINRA. The Administrative Distribution Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule.

Each Administrative Plan provides that it may not be amended to increase materially the costs that Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees (“disinterested Administrative Plan Trustees”) who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

62

Each Administrative Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Administrative Plan Trustees. Each Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

Each Administrative Plan is a “reimbursement plan,” which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each Administrative Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.25% of the average daily net assets of Administrative Class shares may be used in any month to pay expenses under the Plan. Each Administrative Plan requires that Administrative Class shares incur no interest or carrying charges.

Rules of FINRA limit the amount of distribution fees that may be paid by mutual funds. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as “service fees” and therefore will not be limited by FINRA rules.

Payments Pursuant to the Administrative Plans

The following table sets forth the amount paid by the Trust to service providers pursuant to the Administrative Services Plan and the Administrative Distribution Plan for the last three fiscal years. Because the Funds are newly formed, the Trust did not pay any amount pursuant to the Administrative Services Plan and the Administrative Distribution Plan during the periods noted.

Fund	Year Ended 11/30/07		Year Ended 11/30/06		Year Ended 11/30/05
Allianz NACM Global Equity 130/30 Fund		N/A		N/A		N/A
Allianz RCM All Horizons Fund		N/A		N/A		N/A
Allianz RCM Disciplined Equity Fund		N/A		N/A		N/A
Allianz RCM International Opportunities Fund		N/A		N/A		N/A
Allianz Wealth Management Plus Retirement Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2015 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2020 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2030 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2040 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2050 Fund		N/A		N/A		N/A
Total	$	N/A	$	N/A	$	N/A

Plan for Class D Shares

Each Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of each Fund’s shares (“distribution fees”) and/or in connection with personal services rendered to a Fund’s shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the 12b-1 Plan for Class D shares pay distribution and/or servicing fees (calculated as a percentage of a Fund’s average daily net assets attributable to the particular class of shares) not to exceed 0.25%. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without the approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees (“disinterested Class D Plan Trustees”) who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding Class D shares and it shall continue in effect only so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Class D Plan Trustees.

63

Rules of FINRA limit the amount of distribution fees that may be paid by mutual funds. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as “service fees” and therefore will not be limited by FINRA rules.

Because the Funds are newly formed, the Trust did not pay any amount to qualified service providers pursuant to the Class D Plan during the periods noted:

Fund	Year Ended 11/30/07		Year Ended 11/30/06		Year Ended 11/30/05
Allianz NACM Global Equity 130/30 Fund		N/A		N/A		N/A
Allianz NACM International Growth Fund		N/A		N/A		N/A
Allianz RCM All Horizons Fund		N/A		N/A		N/A
Allianz RCM Disciplined Equity Fund		N/A		N/A		N/A
Allianz RCM International Opportunities Fund		N/A		N/A		N/A
Allianz Wealth Management Plus Retirement Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2015 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2020 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2030 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2040 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2050 Fund		N/A		N/A		N/A
Total	$	N/A	$	N/A	$	N/A

Additional Information About Class P Shares

Class P shares of each Fund may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Manager may make arrangements for the Funds to make payments, directly or through the Manager or its affiliate, with respect to Class P shares of each Fund held through such service agents, including, without limitation, the following services: receiving, aggregating and processing purchase, redemption and exchange orders at the service agent level; furnishing shareholder sub-accounting; providing and maintaining elective services with respect to Class P shares such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for holders of Class P shares; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; and performing similar account administrative services. These payments are made to financial intermediaries selected by the Manager and/or its affiliates. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, each Fund may pay an annual fee of up to 0.10% of the value of the assets in the relevant accounts. These amounts would be in addition to amounts paid to the Trust’s transfer agents or other service providers. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. In addition, the Distributor, Allianz Global Fund Management and their affiliates may also make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services which may be deemed to be primarily intended to result in the sale of Class P shares of the Funds. The payments described in this paragraph may be significant to the payors and the payees.

Additional Information About Institutional Class and Administrative Class Shares

Institutional Class and Administrative Class shares of the Trust may also be offered through brokers, other financial intermediaries and other entities, such as benefit or savings plans and their sponsors or service providers (“service agents”), that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Distributor, Allianz Global Fund Management and their affiliates may pay, out of their own assets at no cost to the Funds, amounts to service agents for providing bona fide shareholder services to shareholders holding Institutional Class and Administrative Class shares through such service agents. Such services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which

64

purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. In addition, the Distributor, Allianz Global Fund Management and their affiliates may also make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services which may be deemed to be primarily intended to result in the sale of Institutional Class and Administrative Class shares of the Funds. The payments described in this paragraph may be significant to the payors and the payees.

Purchases, Exchanges and Redemptions

Purchases, exchanges and redemptions of the Trust’s shares are discussed in the Class A and Class C Prospectuses under the heading “Investment Options—Class A and Class C Shares,” in the Class D Prospectuses under the heading “How to Buy and Sell Shares,” in the Class P Prospectuses under the heading “Investment Options,” in the Class R Prospectus under the heading “How to Buy and Sell Shares,” in the Institutional and Administrative Class Prospectuses under the heading “Investment Options – Institutional Class Shares,” and in the Guide under the heading “Purchases, Redemptions and Exchanges” (with respect to Class A, Class C and Class R shares only). Certain purchases of the Trust’s shares are subject to a reduction or elimination of sales charges, as summarized in the Class A and Class C Prospectuses and as described in greater detail in the Guide. Variations in sales charges reflect the varying efforts required to sell shares to separate categories of investors. In addition, as described in the Prospectuses and in the Guide, all share classes are subject to redemption fees.

Certain clients of the Manager or Sub-Adviser whose assets would be eligible for purchase by one or more Funds may purchase shares of the Trust with such assets. Assets so purchased by the Funds will be valued in accordance with procedures adopted by the Board of Trustees.

One or more classes of shares of the Funds may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of a Fund may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

As described and subject to any limits in the Class A and Class C Prospectuses, the Class D Prospectuses and the Class R Prospectus under the caption “How to Buy and Sell Shares—Exchanging Shares,” in the Class P Prospectuses under the caption “Purchases, Redemptions and Exchanges—Exchange Privilege,” in the Institutional and Administrative Class Prospectuses under the caption “Purchases, Redemptions and Exchanges – Exchange Privilege” and in the Guide (with respect to Class A, B, C and R shares only), a shareholder may exchange shares of any Fund for shares of the same class of any other Fund of the Trust that is available for investment, or any series of Allianz Funds or of PIMCO Funds, on the basis of their respective net asset values. This exchange privilege may in the future be extended to cover any interval funds that may be established and managed by the Manager and its affiliates. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1.00%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange, but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder’s investment in the first Fund as described in the Class A and Class C Prospectuses under “Alternative Purchase Arrangements.”

Orders for exchanges accepted prior to the time Fund shares are valued on any day the Trust is open for business will be executed at the respective net asset values next determined as of the valuation time for Fund shares on that day. Orders for exchanges received after the time Fund shares are valued on any business day will be executed at the respective net asset values determined as of the valuation time for Fund shares on the next business day.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to the Trust or a particular Fund. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Fund to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.

Pursuant to provisions of agreements between the Distributor and participating brokers, introducing brokers, Service Organizations and other financial intermediaries (together, “intermediaries”) that offer and sell shares and/or process transactions in shares of the Funds, intermediaries are required to engage in such activities in compliance with applicable federal and state securities

65

laws and in accordance with the terms of the Prospectuses, this Statement of Additional Information and the Guide. Among other obligations, to the extent an intermediary has actual knowledge of violations of Fund policies (as set forth in the then current Prospectuses, this Statement of Additional Information or the Guide) regarding (i) the timing of purchase, redemption or exchange orders and pricing of Fund shares, (ii) market timing or excessive short-term trading, or (iii) the imposition of redemption fees, the intermediary is required to report such known violations promptly to the Distributor by calling 1-888-852-3922.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1.00% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held by the particular Fund. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount. The applicable minimums and other information about such mandatory redemptions are set forth in the applicable Prospectus or in the Guide. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The Funds may also charge periodic account fees for accounts that fall below minimum balances as described in the Prospectuses.

Redemption Fees

Certain redemptions and exchanges of Class A, Class C, Class D, Class P, Class R, Institutional Class and Administrative Class shares may also be subject to a redemption fee of up to 2.00%. See the applicable Prospectus and the Guide for details.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted, on behalf of the Funds, policies and procedures relating to disclosure of a Fund’s portfolio securities. These policies and procedures are designed to protect the confidentiality of each Fund’s portfolio holdings information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board of Trustees.

Each Fund may disclose portfolio holdings information as required by applicable law or as requested by governmental authorities. In addition, Allianz Global Fund Management will post portfolio holdings information on its website at www.allianzinvestors.com. This website will contain each Fund’s complete schedule of portfolio holdings as of the last day of the most recent month end. Allianz Global Fund Management will post this information on the website approximately thirty days after a month’s end, and such information will remain accessible on the website until the Funds file a Form N-Q or Form N-CSR on the SEC’s EDGAR website for the period which includes the date of the information. For each portfolio security (not including cash positions), the posted information will include such information about each holding as may be determined by the Manager from time to time. If a Fund’s portfolio holdings information is disclosed to the public (either through a filing on the SEC’s EDGAR website or otherwise) before the disclosure of that information on the Manager’s website, the Fund may post such information on the Manager’s website.

Portfolio holdings of the Fund will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending June 30 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the fiscal quarter ending September 30 will be filed on Form N-Q; (iii) portfolio holdings as of the end of the six-month period ending December 31 will be filed as part of the semi-annual report filed on Form N-CSR; and (iv) portfolio holdings as of the end of the fiscal quarter ending March 31 will be filed on Form N-Q. The Trust’s Form N-CSRs and Form N-Qs will be available on the SEC’s website at www.sec.gov.

Disclosure of a Fund’s portfolio holdings information that is not publicly available (“Confidential Portfolio Information”) may be made to the Manager or Sub-Adviser (together, the “Investment Managers”) or to the Fund’s principal underwriter or Allianz Global Investors of America L.P. and its subsidiaries who provide services to the Funds. In addition, to the extent permitted under applicable law, each Investment Manager may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the relevant Fund’s service providers (such as custodial services, pricing services, proxy voting services, accounting and auditing services and research and trading services) that require access to such information in order to fulfill their contractual duties with respect to the Fund (“Service Providers”) and to facilitate the review of a Fund by certain mutual fund

66

analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the Investment Managers believe is reasonably necessary in connection with the services to be provided. Except to the extent permitted under the Funds’ portfolio holdings disclosure policies and procedures, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the Investment Manager’s Chief Compliance Officer (or persons designated by the Investment Manager’s Chief Compliance Officer) must determine that, under the circumstances, disclosure is in or not opposed to the best interests of the relevant Fund’s shareholders. Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information.

The Funds have ongoing arrangements to make Confidential Portfolio Information available to the following Service Providers or Rating Agencies:

[To be updated by amendment]

Name of Vendor	Type of Service	Frequency	Lag Time
Bloomberg	Various	daily	n/a

Bank of New York	Back-office Outsourcing Service Provider (Middle-Office)	daily	n/a

Compliance Tools	COMPASS Examiner-software used to monitor employee trading	daily	n/a

FactSet	Provider of financial information and analytical applications	daily	n/a

IDS GmbII	Analysis & Reporting Services	daily	n/a

Institutional Shareholder Services (ISS)	Class action and Proxy voting	daily	n/a

ITG Solutions Network (Plexus)	Trade Execution Analysis	daily	n/a

[ ]	Independent Registered Public Accounting Firm	varied	n/a

Ropes & Gray LLP	Legal Counsel	varied	n/a

State Street Bank and Trust Co.	Custodial Services / Fund Accounting	daily	n/a

Exceptions to these procedures may only be made if the Trust’s Chief Executive Officer and Chief Compliance Officer determine that, under the circumstances, such exceptions are in or not opposed to the best interests of the Funds and if the recipients are subject to a confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information. All exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.

In addition, the Sub-Adviser may provide investment recommendations to the managers or sponsors of managed or “wrap” accounts (collectively, a “non-discretionary accounts”), usually in the form of a “model” portfolio. To the extent a nondiscretionary account employs investment strategies that are substantially similar or identical to those employed by a Fund, the Sub-Adviser’s portfolio recommendations to the non-discretionary account may result in portfolio holdings that are substantially similar and, in certain cases, nearly identical, to those of the Fund. As a result, any persons with access to portfolio holdings information regarding such a non-discretionary account may indirectly acquire information about the portfolio holdings of, or transactions by, the Fund with similar or identical portfolio holdings.

The Investment Managers shall have primary responsibility for ensuring that a Fund’s portfolio holdings information is only disclosed in accordance with the policies described above. As part of this responsibility, the Investment Managers must maintain such internal informational barriers as they believe are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Other registered investment companies that are advised or sub-advised by the Manager or the Sub-Adviser may be subject to different portfolio holdings disclosure policies, and neither the Manager nor the Board of Trustees of the Trust exercises control over such policies or disclosure. In addition, separate account clients of the Manager and the Sub-Adviser have access to their portfolio holdings and are not subject to the Funds’ portfolio holdings disclosure policies. Some of the registered investment companies that are advised or sub-advised by the Manager or Sub-Adviser and some of the separate accounts managed by the Manager or Sub-Adviser have investment objectives and strategies that are substantially similar or identical to the Funds’, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings, as certain Funds.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Trust and for the other investment management clients of the Manager and Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investment by the Funds may also be appropriate for other clients served by the Manager or Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Manager or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Fund in determining whether the allocation of an investment is suitable. As a result, larger funds may become more concentrated in more liquid securities than smaller funds or private accounts of the Manager or Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance. The Manager or Sub-Adviser may aggregate orders for the Funds with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security and the transactions are therefore aggregated, in which event each day’s aggregated transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Manager’s or Sub-Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Funds.

In addition, as noted above under “Disclosure of Portfolio Holdings,” the Sub-Adviser may provide investment recommendations to the managers or sponsors of non-discretionary accounts, and the Sub-Adviser’s portfolio recommendations to such a non-discretionary account may result in portfolio holdings that are substantially similar and, in certain cases, nearly identical, to those of a Fund. In an effort to provide fair and equitable treatment in the execution of trades and to ensure that a Fund and a similar non-discretionary account normally will not have competing trades outstanding, the Sub-Adviser may implement rotation procedures for alternating between executing trades for the Fund (and other similarly managed funds and accounts) and notifying the manager/sponsor of the non-discretionary account of changes in the Sub-Adviser’s portfolio recommendations (other than in connection with transactions resulting from account rebalancing or account cash flows).

Brokerage and Research Services

There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

Each Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for a Fund through a substantial number of brokers and dealers. In so doing, the Sub-Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Sub-Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

Because the Funds are newly formed, the Funds did not pay any amount in brokerage commissions during the periods noted:

Fund	Year Ended 11/30/07	Year Ended 11/30/06	Year Ended 11/30/05
Allianz NACM Global Equity 130/30 Fund	N/A	N/A	N/A
Allianz NACM International Growth Fund	N/A	N/A	N/A
Allianz RCM All Horizons Fund	N/A	N/A	N/A
Allianz RCM Disciplined Equity Fund	N/A	N/A	N/A
Allianz RCM Global EcoTrendsSM Fund	N/A	N/A	N/A
Allianz RCM Global Water Fund	N/A	N/A	N/A
Allianz RCM International Opportunities Fund	N/A	N/A	N/A
Allianz Wealth Management Plus Retirement Fund	N/A	N/A	N/A

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Fund	Year Ended 11/30/07		Year Ended 11/30/06		Year Ended 11/30/05
Allianz Wealth Management Plus 2015 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2020 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2030 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2040 Fund		N/A		N/A		N/A
Allianz Wealth Management Plus 2050 Fund		N/A		N/A		N/A
Total	$	N/A	$	N/A	$	N/A

(1)	The Nicholas-Applegate International Growth Fund, the NACM International Growth Fund’s predecessor, paid brokerage commissions of: (a) $609,148 in advisory fees for the Fund’s fiscal year ended March 31, 2006, (b) $479,931 in advisory fees for the Fund’s fiscal year ended March 31, 2007 and (c) $142,792 in advisory fees for the Fund’s fiscal year ended March 31, 2008.
(2)

The Allianz RCM Global EcoTrendsSM Fund, the Allianz RCM Global EcoTrendsSM Fund’s predecessor, paid brokerage commissions of $2,021,412 for the period from Fund’s commencement of operations on January 31, 2007 to the end of its initial fiscal year on November 30, 2007.

The Sub-Adviser places orders for the purchase and sale of portfolio investments for a Fund’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Funds, the Sub-Adviser will seek the best price and execution of the Funds’ orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Funds may use a broker-dealer that sells Fund shares to effect transactions for the Funds’ portfolios, the Funds, the Manager and the Sub-Adviser will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Adviser receives services from many broker-dealers with which the Sub-Adviser places the Funds’ portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The management fees paid by the Funds are not reduced because the Sub-Adviser receives such services even though the receipt of such services relieves the Sub-Adviser from expenses they might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Sub-Adviser to place the Funds portfolio transactions may be useful to the Sub-Adviser in providing services to other Sub-Adviser clients, although not all of these services may be necessarily useful and of value to the Sub-Adviser in managing the Funds. Conversely, research and brokerage services provided to the Sub-Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Sub-Adviser may be useful to the Sub-Adviser in managing the Funds, although not all of these services may be necessarily useful and of value to the Sub-Adviser in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the SEC’s interpretive guidance thereunder, the Sub-Adviser may cause a Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Sub-Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Manager’s overall responsibilities to the advisory accounts for which the Sub-Adviser exercises investment discretion.

Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Manager or the Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities. The Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Manager or Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Manager or Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board of Trustees has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

The status of brokers as “affiliated brokers” depends on factors such as potential affiliations between the Manager and its affiliates (e.g., Allianz SE) and such brokers and their affiliates, which may change over time, thus a broker that is considered an affiliated broker during some time periods may not be considered affiliated during other time periods. Because the Funds are newly formed, the Funds did not pay any amount in brokerage commissions to affiliated brokers during the periods noted:

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Year Ended 11/30/07

Fund	Affiliated Broker	Amount of Brokerage Commission		% of Fund’s Aggregate Brokerage Commission		% of Fund’s Aggregate Dollar Amount of Transactions
Allianz NACM Global Equity 130/30 Fund	N/A		N/A	N/A		N/A
Allianz NACM International Growth Fund	N/A		N/A	N/A		N/A
Allianz RCM All Horizons Fund	N/A		N/A	N/A		N/A
Allianz RCM Disciplined Equity Fund	N/A		N/A	N/A		N/A
Allianz RCM Global EcoTrendsSM Fund	N/A		N/A	N/A		N/A
Allianz RCM Global Water Fund	N/A		N/A	N/A		N/A
Allianz RCM International Opportunities Fund	N/A		N/A	N/A		N/A
Allianz Wealth Management Plus Retirement Fund	N/A		N/A	N/A		N/A
Allianz Wealth Management Plus 2015 Fund	N/A		N/A	N/A		N/A
Allianz Wealth Management Plus 2020 Fund	N/A		N/A	N/A		N/A
Allianz Wealth Management Plus 2030 Fund	N/A		N/A	N/A		N/A
Allianz Wealth Management Plus 2040 Fund	N/A		N/A	N/A		N/A
Allianz Wealth Management Plus 2050 Fund	N/A		N/A	N/A		N/A
Total	N/A	$	N/A	N/A	%	N/A	%

Year Ended 11/30/06

Fund	Affiliated Broker	Amount of Brokerage Commission		% of Fund’s Aggregate Brokerage Commission		% of Fund’s Aggregate Dollar Amount of Transactions
Allianz NACM Global Equity 130/30 Fund	N/A		N/A	N/A		N/A
Allianz NACM International Growth Fund	N/A		N/A	N/A		N/A
Allianz RCM All Horizons Fund	N/A		N/A	N/A		N/A
Allianz RCM Disciplined Equity Fund	N/A		N/A	N/A		N/A
Allianz RCM Global EcoTrendsSM Fund	N/A		N/A	N/A		N/A
Allianz RCM Global Water Fund	N/A		N/A	N/A		N/A
Allianz RCM International Opportunities Fund	N/A		N/A	N/A		N/A
Allianz Wealth Management Plus Retirement Fund	N/A		N/A	N/A		N/A
Allianz Wealth Management Plus 2015 Fund	N/A		N/A	N/A		N/A
Allianz Wealth Management Plus 2020 Fund	N/A		N/A	N/A		N/A
Allianz Wealth Management Plus 2030 Fund	N/A		N/A	N/A		N/A
Allianz Wealth Management Plus 2040 Fund	N/A		N/A	N/A		N/A
Allianz Wealth Management Plus 2050 Fund	N/A		N/A	N/A		N/A
Total	N/A	$	N/A	N/A	%	N/A	%

Year Ended 11/30/05

Fund	Affiliated Broker	Amount of Brokerage Commission	% of Fund’s Aggregate Brokerage Commission	% of Fund’s Aggregate Dollar Amount of Transactions
Allianz NACM Global Equity 130/30 Fund	N/A	N/A	N/A	N/A
Allianz NACM International Growth Fund	N/A	N/A	N/A	N/A
Allianz RCM All Horizons Fund	N/A	N/A	N/A	N/A
Allianz RCM Disciplined Equity Fund	N/A	N/A	N/A	N/A
Allianz RCM Global EcoTrendsSM Fund	N/A	N/A	N/A	N/A
Allianz RCM Global Water Fund	N/A	N/A	N/A	N/A
Allianz RCM International Opportunities Fund	N/A	N/A	N/A	N/A
Allianz Wealth Management Plus Retirement Fund	N/A	N/A	N/A	N/A
Allianz Wealth Management Plus 2015 Fund	N/A	N/A	N/A	N/A
Allianz Wealth Management Plus 2020 Fund	N/A	N/A	N/A	N/A

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Fund	Affiliated Broker		Amount of Brokerage Commission		% of Fund’s Aggregate Brokerage Commission		% of Fund’s Aggregate Dollar Amount of Transactions
Allianz Wealth Management Plus 2030 Fund		N/A		N/A	N/A		N/A
Allianz Wealth Management Plus 2040 Fund		N/A		N/A	N/A		N/A
Allianz Wealth Management Plus 2050 Fund		N/A		N/A	N/A		N/A
Total	$	N/A	$	N/A	N/A	%	N/A	%

Regular Broker-Dealers

Because the Funds are newly formed, the Funds do not hold any securities of the Trust’s regular broker dealers* during the periods noted:

Fund	Regular Broker-Dealer	Aggregate Value of Securities of Regular Broker-Dealer Held by Fund
Allianz NACM Global Equity 130/30 Fund			N/A
Allianz NACM International Growth Fund			N/A
Allianz RCM All Horizons Fund			N/A
Allianz RCM Disciplined Equity Fund			N/A
Allianz RCM Global EcoTrendsSM Fund			N/A
Allianz RCM Global Water Fund			N/A
Allianz RCM International Opportunities Fund			N/A
Allianz Wealth Management Plus Retirement Fund			N/A
Allianz Wealth Management Plus 2015 Fund			N/A
Allianz Wealth Management Plus 2020 Fund			N/A
Allianz Wealth Management Plus 2030 Fund			N/A
Allianz Wealth Management Plus 2040 Fund			N/A
Allianz Wealth Management Plus 2050 Fund			N/A
Total		$	N/A

*	“Regular Broker-Dealers” are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” The Sub-Adviser manages the Funds without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses), and may adversely impact a Fund’s after-tax returns. See “Taxation.”

The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.

While portfolio turnover rates for each Fund will be available under “Financial Highlights” in the applicable Prospectus, because the Funds are newly formed, the Funds do not currently have any portfolio turnover information.

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NET ASSET VALUE

As described in the Prospectuses under the heading “How Fund Shares are Priced,” the net asset value per share (“NAV”) of a Fund’s shares of a particular class is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. The Prospectuses further note that Fund shares are valued on each day that the New York Stock Exchange is open (a “Business Day”), and describe the time (the “Valuation Time”) as of which Fund shares are valued each Business Day. The Trust expects that the holidays upon which the New York Stock Exchange will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Each Fund’s liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class’s distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s NAV. Under certain circumstances, NAV of classes of shares of the Funds with higher service and/or distribution fees may be lower than NAV of the classes of shares with lower or no service and/or distribution fees as a result of the relative daily expense accruals that result from paying different service and/or distribution fees. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund’s classes. In accordance with regulations governing registered investment companies, a Fund’s transactions in portfolio securities and purchases and sales of Fund shares (which bear upon the number of Fund shares outstanding) are generally not reflected in NAV determined for the Business Day on which the transactions are effected (the trade date), but rather on the following Business Day.

The Board of Trustees of the Trust has delegated primary responsibility for determining or causing to be determined the value of the Funds portfolio securities and other assets (including any fair value pricing) and NAV of the Funds shares to Allianz Global Fund Management, in its capacity as Manager, pursuant to valuation policies and procedures approved by the Board (the “Valuation Procedures”). The Manager has, in turn, delegated various of these responsibilities to State Street Bank & Trust Co., as the Funds custodian, the Sub-Adviser, and other agents. The Trustees have established a Valuation Committee of the Board to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

As described in the Prospectuses, for purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. The following summarizes the methods used by the Funds to determine market values for the noted types of securities or instruments (although other appropriate market-based methods may be used at any time or from time to time):

Equity securities are generally valued at the official closing price or the last sale price on the exchange or over-the-counter market that is the primary market for such securities. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services.

Debt securities are generally valued using quotes obtained from pricing services or brokers or dealers.

Futures contracts are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded or, if there were no trades that day for a particular instrument, at the mean of the last available bid and asked quotations on the market in which the instrument is primarily traded.

Exchange-traded options are generally valued at the last sale or official closing price on the exchange on which they are primarily traded, or at the mean of the last available bid and asked quotations on the exchange on which they are primarily traded for options for which there were no sales or closing prices reported during the day. Over-the-counter options not traded on an exchange are valued at a broker-dealer bid quotation.

Swap agreements are generally valued using a broker-dealer bid quotation or on market-based prices provided by other pricing sources.

Portfolio securities and other assets initially valued in currencies other than the U.S. Dollar are converted to U.S. Dollars using exchange rates obtained from pricing services.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

As described in the Prospectuses, if market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to the Valuation Procedures (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or

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other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Prospectuses provide additional information regarding the circumstances in which fair value pricing may be used and related information.

TAXATION

The following discussion of U.S. federal income tax consequences of investment in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.

Each Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in Fund-level taxation, and consequently, a reduction in income available for distribution to shareholders. To qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund generally must, among other things:

(a)	derive at least 90% of its gross income for each taxable year (i) from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (ii) income from “qualified publicly traded partnerships” (as defined below);

(b)	diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income, for such year.
In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Further, for the purposes of paragraph (b) above, (i) the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership, and (ii) in the case of a Fund’s investment in loan participations, the Fund shall treat both the intermediary and the issuer of the underlying loan as an issuer.

Distributions

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses and any capital loss carryovers from prior years) properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”), if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. A Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal

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income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on properly-filed U.S. tax returns to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year or later if a Fund is permitted to elect and so elects, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year.

Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions generally will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to federal income tax to the extent permitted under applicable tax law.

For federal income tax purposes, distributions of investment income generally are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (and is treated for federal income tax purposes as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (that is, Capital Gain Dividends, as defined above) will be taxable as long-term capital gains. Distributions of net capital gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the net investment income and net capital gains of the Fund with respect to that year, in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

To the extent a Fund makes distributions of capital gains in excess of the Fund’s net capital gains for the taxable year (as reduced by any available capital loss carryforwards from prior taxable years), and the distributions are supported by the Fund’s “current earnings and profits” (realized income and gain of the current year), the distributions will be taxable as ordinary dividend distributions, even though distributed excess amounts would not have been subject to tax if retained by a Fund. Moreover, in such cases, the capital loss carryforwards that will remain available for future years are reduced by the excess of current-year capital gains over current-year capital losses.

For taxable years beginning on or before December 31, 2010, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than properly designated Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

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If a Fund, such as one of the Wealth Management Plus Target Date Funds, receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund designates such dividends as qualified dividend income, then the Fund is permitted in turn to designate its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets holding period and other requirements with respect to shares of the underlying fund.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Any distributions that are not from a Fund’s investment company taxable income or net capital gains may be characterized as a return of capital to shareholders (that is, not taxable to a shareholder and reducing the shareholder’s basis in the shares) or, in some cases, as capital gain. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as either long-term or short-term capital gain depending on how long a shareholder held the Fund shares, as described more fully below. Dividends, if any, derived from interest on certain U.S. Government securities may be exempt from state and local taxes, but interest on mortgage-backed U.S. Government securities is generally not so exempt.

Long-term capital gain rates applicable to most individual shareholders have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% ordinary income tax rate brackets—for taxable years beginning on or before December 31, 2010.

A portion of the dividends paid by Funds that invest in stock of U.S. corporations may qualify for the deduction for dividends received by corporations (generally subject to a 46-day holding period requirement). Dividends paid by other Funds generally are not expected to qualify for the deduction for dividends received by corporations.

If a Fund, such as one of the Wealth Management Plus Target Date Funds, receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund designates such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to designate its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the underlying fund.

A Fund’s investment in other investment companies can affect the amount, timing and character of distributions to shareholders of such Fund, relative to what those distributions otherwise might have been had the Fund invested directly in the securities owned by those underlying funds. For example, a Fund, such as one of the Wealth Management Plus Target Date Funds, will not be able to offset losses realized by one underlying fund against gains realized by another underlying fund in that taxable year. Instead, those losses will reduce the taxable income or gains of the Fund only at the earlier of (i) such time as they reduce gains recognized by the underlying fund that previously recognized the losses, or (ii) when the Fund disposes of shares of the underlying fund that recognized the losses. Moreover, even when such a Fund disposes of shares of an underlying fund, it may not be able to offset any capital loss from such disposition against its ordinary income (including distributions of any net short-term capital gain realized by another underlying fund), and part or all of such loss may be treated as a long-term capital loss, that will not be treated as favorably for federal income tax purposes as short-term capital loss.

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the Fund at a loss and the Fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time. In addition to the wash-sale rules, certain related-party transaction rules may cause any losses generated by a Fund on the sale of an underlying fund’s shares to be deferred (or, in some cases, permanently disallowed) if the Fund and the underlying fund are part of the same “controlled group” (as defined in section 267(f) of the Code) at the time the loss is recognized. For instance, for these purposes, a Fund and an underlying fund will be part of the same controlled group if the Fund owns more than 50% of the total outstanding voting securities of the underlying fund.

As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Fund, such as one of the Wealth Management Plus Target Date Funds, will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.

Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Fund are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains (“current and accumulated earnings and profits”), even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Fund reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses.

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Sales, Exchange or Redemption of Shares

The sale, exchange or redemption of shares of a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

In respect of a Fund, such as one of the Wealth Management Plus Target Date Funds, that invests in other investment companies, depending on the Fund’s percentage ownership in an underlying fund both before and after a redemption, the Fund’s redemption of shares of such underlying fund may cause the Fund to be treated as receiving a taxable dividend on the full amount of the redemption proceeds received instead of receiving capital gain income on the amount by which the redemption proceeds exceed the Fund’s tax basis in the shares of the underlying fund. This would be the case where a Fund holds a significant interest in an underlying fund and redeems only a relatively small portion of such interest. It is possible that such a dividend would qualify as “qualified dividend income”; otherwise it would be taxable as ordinary income. This could cause shareholders of the Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly.

Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. The gain or loss with respect to any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock will be short-term gain or loss. Thus, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of a Fund may trigger the federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options that are not “deep in the money” may give rise to qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

To the extent such investments are permissible for a Fund, the Fund’s transactions in options, futures contracts, forward contracts, swaps and other derivative financial instruments, as well as its hedging, straddle and certain other transactions will be subject to one or more special tax rules (including mark-to-market, constructive sale, notional principal contract, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, to defer losses to the Fund, to cause adjustments in the holding periods of the Fund’s securities, to convert long-term capital gains into short-term capital gains and to convert short-term capital losses into long-term capital losses. These rules, therefore, could affect the amount, timing and character of distributions to shareholders[, such as shareholders of the Wealth Management Plus Target Date Funds]. Each Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

To the extent such investments are permissible, certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

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Short Sales

To the extent a Fund participates in short sales by contracting for the sale of stock it does not own and later purchasing stock necessary to close the sale, the character of the gain or loss realized on such a short sale is determined by reference to the property used to close the short sale and is thus generally short-term. Because net short-term capital gain (after reduction by any long-term capital loss) is generally taxed at ordinary income rates, a Fund’s short sale transactions will likely increase the percentage of the Fund’s gains that are taxable to shareholders as ordinary income.

Original Issue Discount, Pay-In-Kind Securities, and Commodity-Linked Notes

Some of the debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt obligation, even though payment of that amount is not received until a later time, usually when the debt obligation matures. Increases in the principal amount of an inflation indexed bond will be treated as OID.

Some of the debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt obligations. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt obligation, even though payment of that amount is not received until a later time, usually when the debt obligation matures. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, pay-in-kind securities will, and commodity-linked notes may, give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities

To the extent such investments are permissible for a Fund, that Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest

A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

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Interest paid on debt obligations owned by a Fund, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Certain Investments in REITs

To the extent such investments are permissible for a Fund, a Fund may invest in REITs. Such investments in REIT equity securities may require a Fund to accrue and to distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Each Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund may invest directly or indirectly in residual interests of real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that “excess inclusion income” of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, “excess inclusion income” allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities subject to tax on unrelated business income (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), thereby potentially requiring such an entity that is allocated excess inclusion income and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax (discussed below). Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC likewise can create complex tax problems, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

A tax-exempt shareholder could recognize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in November 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Fund.

Private Equity and Hedge Funds

Private equity and hedge funds in which Funds, such as the Wealth Management Plus Funds, may invest, are most frequently treated as partnerships for U.S. federal income tax purposes. In such cases, the character of a private equity or hedge fund’s underlying income will pass through to a Fund investing in it on a gross basis (unreduced by expenses). As a result, a Fund’s investment in certain private equity and hedge funds may be limited by its intention to qualify as a regulated investment company.

Passive Foreign Investment Companies

Equity investments by a Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, if a Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the

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recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

A PFIC is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign Currency Transactions

A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by a Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim a credit for such foreign taxes. Each shareholder will be notified within 60 days after the close of a Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of an electing Fund’s income will flow through to shareholders of the Fund. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt obligations, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. Foreign taxes generally are not deductible in computing alternative minimum taxable income. [Although the Wealth Management Plus Target Date Funds may themselves be entitled to a deduction for such taxes paid by an Underlying Fund or other investment company in which the Wealth Management Plus Target Date Funds invest, the Wealth Management Plus Target Date Funds will not be able to pass any such credit or deduction through to their own shareholders. In addition, other Funds that invest in other investment companies may not be able to pass any such credit or deduction for taxes paid by any such underlying fund through to its own shareholders.]

Non-U.S. Shareholders

Capital Gain Dividends are not subject to withholding of U.S. federal income tax. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

Effective for taxable years of a regulated investment company beginning before January 1, 2008, a fund was not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that did not provide a satisfactory statement that the beneficial owner was not a U.S. person, (x) to the extent that the dividend was attributable to certain interest on an obligation if the foreign person was the issuer or was a 10% shareholder of the issuer, (y) that was within a foreign country that had inadequate information exchange with the United States, or (z) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign person and the foreign person was a controlled foreign corporation) from U.S.-source interest income that, in general would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions were properly designated by the fund, and (ii) with respect to distributions (other than (a)

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distributions to an individual foreign person who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions were properly designated by the fund. [If a Fund, such as the Wealth Management Plus Target Date Funds, invested in an underlying fund that paid such distributions to the Fund, such distributions retained their character as not subject to withholding if properly designated when paid by the Fund to foreign persons. This provision first applied to a Fund (1) with respect to its direct portfolio investments (if any) and, (2) with respect to the Fund’s investments in underlying funds (if any), with respect to distributions from such underlying funds that were received by the Fund]. Pending legislation proposes to extend the exemption from withholding for interest-related and short-term capital gain distributions for up to two years, i.e. for taxable years beginning before January 1, 2010. At the time of this filing, it is unclear whether the legislation will be enacted and, if enacted, what the term of the extension will be (e.g., for one year or two years). If such legislation is enacted, the Funds may make the designation described above with respect to all, some or none of their potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for the exemption from withholding.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute “U.S. real property interests” (“USRPIs”) or the Capital Gain Dividends are attributable to gains from the sale or exchange of USRPIs in accordance with the rules set forth below.

Special rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Additionally, special rules apply to the sale of shares in a Fund that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds USRPIs – USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC –the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. The special rules discussed below will also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for (1) interests in domestically-controlled REITs and (2) not-greater-than-5% interests in publicly-traded classes of stock in REITs.

In the case of a Fund that is a USRPHC or that would be a USRPHC but for the above-mentioned exceptions from the definition of USRPIs, amounts the Fund receives from REITs derived from gains realized from USRPIs will retain their character as USRPIs in the hands of the Fund’s foreign shareholders (under current law, any direct USRPI gain the Fund recognizes does not retain its character as USRPI gain in the hands of foreign shareholders of the Fund, although this may change if certain pending legislation is enacted). In the hands of a foreign shareholder that holds (or has held in the prior year) more than a 5% interest in the Fund, such amounts will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business” subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain is recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such distribution is a short-term capital gain dividend (in the event that certain pending legislation is enacted) or a Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of a Fund are also subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed in the above paragraphs through the sale and repurchase of Fund shares.

In addition, a regulated investment company that is a USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2008, no withholding was generally required with respect to amounts paid in redemption of shares of a regulated investment company that (i) was either a USRPHC or would have been a USRPHC but for the exceptions from the definition of USRPI (described above) and (ii) was also “domestically controlled” (such a fund, a “domestically controlled qualified investment entity”). Pending legislation proposes to extend the exemption from withholding for amounts paid in redemption of shares of a fund that is a domestically controlled qualified investment entity, fully retroactively for up to two years, i.e., through December 31, 2009. If enacted, the pending legislation would be effective as of January 1, 2008. At the time of this filing, it is unclear whether the legislation will be enacted and, if enacted, what the term of the extension will be (e.g., for one year or two years). Unless and until such legislation is enacted, the exemption does not apply to amounts paid in redemption of shares of a fund that is a domestically controlled qualified investment entity, and withholding is required.

Whether or not a Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. The Funds do not expect to be USRPHCs.

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If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish a Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to a Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

For a foreign investor to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisers in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations

Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shares Purchased through Tax-Qualified Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Other Taxation

From time to time, certain of the Trust’s series may be considered under the Code to be nonpublicly offered regulated investment companies. Pursuant to Treasury Department regulations, certain expenses of nonpublicly offered regulated investment companies, including advisory fees, may not be deductible by certain shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). Such a shareholder’s pro rata portion of the affected expenses will be treated as an additional dividend to the shareholder and will be deductible by such shareholder, subject to the 2% “floor” on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code. A regulated investment company generally will be classified as nonpublicly offered unless it either has at least 500 shareholders at all times during a taxable year or continuously offers shares pursuant to a public offering.

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OTHER INFORMATION

Capitalization

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust on January 10, 2008. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In the event of a Fund liquidation, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

Shares begin earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the Funds. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. Dividend and capital gain distributions of a Funds will be reinvested in additional shares of that Fund or Portfolio unless the shareholder elects to have them paid in cash.

Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Agreement and Declaration of Trust (the “Declaration of Trust”) of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of a Fund’s property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

Performance Information

From time to time the Trust may make available certain information about the performance of some or all classes of shares of some or all of the Funds. Information about a Fund’s performance is based on that Fund’s (or its predecessor’s) record to a recent date and is not intended to indicate future performance.

The total return of the classes of shares of the Funds may be included in advertisements or other written material. When a Fund’s total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund, as more fully described below. For periods prior to the initial offering date of the advertised class of shares, total return presentations for such class will be based on the historical performance of an older class of the Fund (if any) restated, as necessary, to reflect any different sales charges and/or operating expenses (such as different management fees and/or 12b-1/servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance which is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Trust’s advertisements will also, to the extent appropriate, show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

The Funds may also provide current distribution information to their shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund’s actual net investment income for that period.

Performance information is computed separately for each class of a Fund. Each Fund may from time to time include the total return of each class of its shares in advertisements or in information furnished to present or prospective shareholders. The Funds may from time to time include the yield and total return of each class of their shares in advertisements or information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements the total return of each class and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Inc. or another third party as having the same or similar investment objectives, policies and/or strategies. Information provided to any newspaper or similar listing of the Fund’s net asset values and public offering prices will separately present each class of shares. The Funds also may compute current distribution rates and use this information in their Prospectuses and Statement of Additional Information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

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Investment results of the Funds will fluctuate over time, and any representation of the Funds’ total return or yield for any prior period should not be considered as a representation of what an investor’s total return or yield may be in any future period. The Trust’s Annual and Semi-Annual Reports contain additional performance information for the Funds and are available upon request, without charge, by calling the telephone numbers listed on the cover of this Statement of Additional Information.

Calculation of Yield

Quotations of yield for certain of the Funds may be based on all investment income per share (as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[( a-b + 1)[6] -1]
cd

where	a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

The yield of a Fund will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to the Fund or its classes of shares. These factors, possible differences in the methods used in calculating yield should be considered when comparing a Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund’s various classes of shares. These yields do not take into account any applicable contingent deferred sales charges.

The Trust, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Voting Rights

Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). All classes of shares of the Funds have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each Fund separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect all Funds, then only shareholders of the Fund(s) affected shall be entitled to vote on the matter. All classes of shares of the Funds will vote together, except with respect to the Distribution and Servicing Plan applicable to Class A, Class C or Class R shares, to the Distribution or Administrative Services Plans applicable to Administrative Class shares, to the Management Agreement as applicable to a particular class or classes, or when a class vote is required as specified above or otherwise by the 1940 Act.

The Trust’s shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

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[The Wealth Management Plus Target Date Funds will vote shares of each Underlying Fund which they own in their discretion in accordance with their proxy voting policies.]

Certain Ownership of Trust Shares

Because the Funds are newly formed, the Trustees and officers of the Trust as a group own no securities of the Funds nor the Trust as a whole as of the date of this Statement of Additional Information.

Appendix B lists persons who own of record 5% or more of the noted class of shares of the Funds as of the dates noted, as well as information about owners of 25% or more of the outstanding shares of beneficial interest of the Funds, and therefore may be presumed to “control” the specified Fund, as that term is defined in the 1940 Act. To the extent a shareholder “controls” a Fund, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholders. Because the Funds are newly formed, no individuals own 5% or more of a class of the Funds’ shares, and no individuals may be presumed to “control” the Funds through share ownership as of the date of this Statement of Additional Information.

Custodian

State Street Bank & Trust Co. (“State Street”), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian for assets of all Funds, including as custodian of the Trust for the custody of the foreign securities acquired by those Funds that invest in foreign securities. Under the agreement, State Street may hold foreign securities at its principal offices and its branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

Pursuant to rules or other exemptions under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is currently made by the Trust’s “foreign custody manager” (currently, its custodian) following a consideration of a number of factors. Currently, the Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust, but reserves the right to discontinue this practice as permitted by Rule 17f-5. No assurance can be given that the appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

Independent Registered Public Accounting Firm

[        ], [address], serves as the independent registered public accounting firm for the Funds.

Transfer and Shareholder Servicing Agents

Boston Financial Data Services, Inc., 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105, serves as the Transfer and Shareholder Servicing Agent for the Trust’s Class A, Class C, Class D and Class R shares, and as the Transfer Agent for the Trust’s Class P, Institutional Class and Administrative Class shares.

Legal Counsel

Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110, serves as legal counsel to the Trust.

Registration Statement

This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust’s registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

Forward-Looking Statements

The Trust’s Prospectuses and this Statement of Additional Information include forward-looking statements. All statements other than statements of historical facts contained in the prospectuses and this Statement of Additional Information, including statements regarding Funds investment strategies, are forward-looking statements. The words “believe,” “may,” “estimate,” “continue,” “anticipate,” “intend,” “should,” “plan,” “could,” “target,” “potential,” “is likely,” “will,” “expect” and similar expressions, as they

84

relate to the Funds, are intended to identify forward-looking statements. Forward-looking statements are subject to a number of risks, uncertainties and assumptions, some of which are described in the prospectuses and in this Statement of Additional Information. In addition, the Funds’ past results do not necessarily indicate their future results. You should not rely upon forward-looking statements as predictions of future events or performance. You cannot be assured that the events and circumstances reflected in the forward-looking statements will be achieved or occur.

Financial Statements

Audited financial statements for the period January 31, 2007 to November 30, 2007 of the Allianz RCM Global EcoTrendsSM Fund, a closed-end “interval” fund that was the EcoTrends Fund’s predecessor, are incorporated by reference from the Allianz RCM Global EcoTrendsSM Fund’s November 30, 2007 Annual Report. The Allianz RCM Global EcoTrendsSM Fund’s November 30, 2007 Annual Report was filed electronically with the SEC on February 8, 2008 (Accession No. 0001104659-08-008426).

Audited financial statements for the fiscal year ending March 31, 2008 of the Nicholas-Applegate International Growth Fund, a series of the open-end Nicholas-Applegate Institutional Funds trust that was the NACM International Growth Fund’s predecessor, are incorporated by reference from the Nicholas-Applegate Institutional Funds’ March 31, 2008 Annual Report. The Nicholas-Applegate Institutional Funds’ March 31, 2008 Annual Report was filed electronically with the SEC on June 9, 2008 (Accession No. 0001144204-08-034310).

Allianz Funds Multi-Strategy Trust

Statement of Assets & Liabilities

March 28, 2008

Cash	$130,000
Receivable from Manager for organizational expenses	270,000

Total Assets	400,000

Liabilities:
Organizational expenses payable	270,000

Net Assets	$130,000

Net asset value and redemption price per share	$10.00

Net Assets:

Class A	10,000
Class C	10,000
Class D	10,000
Class P	100,000

Shares issued and Outstanding:

Class A	1,000
Class C	1,000
Class D	1,000
Class P	10,000

Statement of Operations

March 28, 2008

Investment Income:	$—
Expenses:
Organizational expenses	270,000
Less: expense reimbursed by Manager	(270,000)

Net Investment Income	$—

85

Notes to Financial Statement:

1. Organization

Allianz Funds-Multi-Strategy Trust (the “Trust”) was organized on January 10, 2008, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of the Allianz NACM Global Equity 130/30 Fund, the Allianz NACM International Growth Fund, the Allianz RCM All Horizons Fund, the Allianz RCM Disciplined Equity Fund, the Allianz RCM Global EcoTrendsSM Fund, the Allianz RCM Global Water Fund, and the Allianz RCM International Opportunities Fund. The Funds have had no operations to date other than matters relating to their organization and registration as a non-diversified, open-end management investment companies under the Investment Company Act of 1940, as amended, and the sale and issuance to Allianz Global Investors of America, L.P. (“Allianz Global”) of 13,000 shares of beneficial interest at an aggregate purchase price of $130,000. These financial statements refer to the A, C, D and P share classes of the Funds. Allianz Global Investors Fund Management LLC (the “Manager”) serves as the Funds’ investment manager and is an indirect wholly-owned subsidiary of Allianz Global and an indirect, majority-owned subsidiary of Allianz AG, a publicly traded German insurance and financial services company. The Manager has agreed to pay the Funds’ organizational expenses of approximately $270,000 which are subject to the expenses limitation agreement and recoup provision described in Note 5.

2. Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of any loss to be remote.

3. Multi-Class Operations

Each class offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each fund are allocated daily to each class of shares based on the relative net assets of each class.

4. Investment Manager, Sub-Adviser, Distributor

The Funds have entered into an Investment Manager Agreement (the “Agreement”) with the Manager. Subject to the supervision of the Funds’ Board of Trustees, the Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs, and other administrative matters. Pursuant to the Agreement, the Manager receives an annual fee, payable monthly, at the annual rate percentage of a Fund’s average daily net assets as disclosed in the section of this SAI entitled “Management of the Trust.” The Manager has retained its affiliates, RCM Capital Management LLC (“RCM”) and Nicholas Applegate Capital Management LLC (“NACM”) to manage the Funds’ investments. RCM, in turn, has retained its affiliate, Allianz Global Investors Advisory GmbH (“AGIA” and, collectively with RCM, the “Sub-Adviser”) to conduct the day-to-day portfolio management of the Funds. Pursuant to RCM’s sub-advisory agreement with the Funds, the Manager (and not the Funds) will pay RCM an annual fee, payable monthly and under AGIA’s portfolio management agreement with RCM, RCM (and not the Funds or the Manager), in turn, will pay AGIA an annual fee, payable monthly for their services. Pursuant to NACM’s sub-advisory agreement with the Funds, the Manager (and not the Funds) will pay NACM an annual fee, payable monthly.

The Funds’ Distributor is Allianz Global Investors Distributors LLC (the “Distributor”), an affiliate of the Manager and the Sub-Adviser. Pursuant to separate Distribution Servicing Plans for Class A, C and D, the Distributor receives (i) servicing fees of 0.25% of the average daily net assets of each of Class A, C, and D in connection with personal services rendered to each classes’ shareholders and the maintenance of shareholder accounts, and (ii) for Class C only, distribution fees of 0.75% of average daily net assets in connection with the distribution of shares.

5. Expense Limitation

The Trust and the Manager have entered into an Expense Limitation Agreement whereby the Manager has agreed to waive its fee and/or reimburse the Funds to the extent that total annual fund operating expenses exceed, due to the payment of organizational and certain other expenses, 1.60%, 2.35%,1.60% and 1.35%, for Series A, C, D and P, respectively, during the Funds’ initial fiscal year ending November 30, 2008. (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including recoupment, do not exceed the annual expense limit.

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6. Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required

87

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Manager’s or Sub-Adviser’s view of their comparability to rated securities. A Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by the Manager or a Sub-Adviser to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s and S&P’s ratings applicable to fixed income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days – including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by , and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment Grade

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having predominantly speculative characteristics with respect to the capacity to pay interest and repay principal. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk—such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

APPENDIX B

CERTAIN OWNERSHIP OF TRUST SHARES

As of [        ], 2008, the following persons owned of record or beneficially 5% or more of the noted class of shares of the following Funds:

a = Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to “control” the Funds, as that term is defined in the 1940 Act.

B = Shares are believed to be held only as nominee.

[To be added by amendment]

B-1

APPENDIX C

ALLIANZ FUNDS MULTI-STRATEGY TRUST (THE “TRUST”)

PROXY VOTING POLICY

1.	It is the policy of the Trust that proxies should be voted in the interest of the shareholders of the appropriate fund, as determined by those who are in the best position to make this determination. The Trust believes that the firms and/or persons purchasing and selling securities for the funds and analyzing the performance of the funds’ securities are in the best position and have the information necessary to vote proxies in the best interests of the funds and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the fund, on the other. Accordingly, the Trust’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the funds.

2.	The Trust, for each fund advised by Allianz Global Investors Fund Management LLC (“AGIFM”), delegates the responsibility for voting proxies to AGIFM, which will in turn delegate such responsibility to the sub-adviser of the particular fund. AGIFM’s Proxy Voting Policy Summary is attached as Appendix A hereto. Summaries of the detailed proxy voting policies of the Trust’s current sub-advisers are set forth in Appendix B attached hereto. Such summaries may be revised from time to time to reflect changes to the sub-advisers’ detailed proxy voting policies.

3.	The party voting the proxies (i.e., the sub-adviser or portfolio manager) shall vote such proxies in accordance with such party’s proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.	AGIFM and each sub-adviser of a fund of the Trust with proxy voting authority shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the Board of the Trust promptly after the adoption or amendment of any such policies.

5.	The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for the Trust’s regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 12 of Form N-1A; and (ii) shall provide such additional information as may be requested, from time to time, by the Board or the Trust’s Chief Compliance Officer.

6.	This Proxy Voting Policy Statement (including Appendix B), the Proxy Voting Policy Summary of AGIFM and summaries of the detailed proxy voting policies of each sub-adviser of a fund of the Trust with proxy voting authority for a fund, shall be made available (i) without charge, upon request, by calling 1-800-426-0107 and (ii) on the Trust’s website at www.allianzinvestors.com. In addition, to the extent required by applicable law or determined by the Trust’s Chief Compliance Officer or Board of Trustees, the Proxy Voting Policy Summary of AGIFM and summaries of the detailed proxy voting policies of each sub-adviser with proxy voting authority shall also be included in the Trust’s SAI.

Appendix A to Proxy Voting Policy

ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC (“AGIFM”)

PROXY VOTING POLICY SUMMARY

1.	It is the policy of AGIFM that proxies should be voted in the interest of the shareholders of the applicable fund, as determined by those who are in the best position to make this determination. AGIFM believes that the firms and/or persons purchasing and selling securities for the funds and analyzing the performance of the funds’ securities are in the best position and have the information necessary to vote proxies in the best interests of the funds and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the fund, on the other. Accordingly, AGIFM’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the funds.

2.	AGIFM, for each fund of Allianz Funds which it acts as an investment adviser, delegates the responsibility for voting proxies to the sub-adviser for the respective fund, subject to the terms hereof.

3.	The party voting the proxies (e.g., the sub-adviser) shall vote such proxies in accordance with such party’s proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.	AGIFM and each sub-adviser of a fund shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the board of the relevant fund promptly after the adoption or amendment of any such policies.

5.	The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for such funds’ regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 12 of Form N-1A; and (ii) shall provide such additional information as may be requested, from time to time, by such funds’ respective boards or chief compliance officers.

6.	This Proxy Voting Policy Summary and summaries of the proxy voting policies for each sub-adviser of a fund advised by AGIFM shall be available (i) without charge, upon request, by calling 1-800-426-0107 and (ii) at www.allianzinvestors.com. In addition, to the extent required by applicable law or determined by the relevant fund’s board of directors/trustees or chief compliance officer, this Proxy Voting Policy Summary and summaries of the detailed proxy voting policies of each sub-adviser and each other entity with proxy voting authority for a fund advised by AGIFM shall also be included in the SAI for the relevant fund.

Appendix B to Proxy Voting Policy

RCM CAPITAL MANAGEMENT LLC (“RCM”)

DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES

In cases where RCM has authority to vote its clients’ proxies, such proxies are voted in a manner consistent with its clients’ best interests. RCM’s primary objectives are to honor its fiduciary duties to its clients and vote with regard to enhancing shareholder wealth and voting power.

Written proxy policies and procedures (the “Proxy Guidelines”) have been established by RCM’s Proxy Committee, which includes investment, compliance and operations personnel. The Proxy Guidelines are reasonably designed to ensure that RCM is voting in the best interest of its clients. The Proxy Guidelines reflect RCM’s general voting positions on specific corporate actions, including but not limited to those relating to social and corporate responsibility issues, stock option plans and other management compensation issues, and changes to a portfolio company’s capital structure and corporate governance. For example, RCM generally votes against proposals that contain term limits for directors and generally opposes proposals to institute supermajority voting requirements relating to business combinations. Most issues will require a case-by-case analysis.

RCM reviews the proxy statement, third-party proxy research provided by Institutional Shareholder Services (a proxy voting service) and other information it believes relevant when determining how to vote a proxy in accordance with its Proxy Guidelines. If the Proxy Guidelines do not address a particular voting issue, RCM’s Proxy Specialist will consult the analyst who covers the security or the Proxy Committee to determine how to vote the proxy. The Proxy Committee meets annually to review the Proxy Guidelines and determine whether any revisions are appropriate.

RCM may refrain from voting under certain circumstances that may detrimentally affect RCM’s ability to vote such a proxy. These circumstances may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner’s ability to exercise votes, 5) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or 6) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

Conflicts of Interest. RCM may have conflicts of interest that can affect how it votes its clients’ proxies. For example, RCM or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Committee is responsible for analyzing potential conflicts of interest and determining how they should be addressed. RCM may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, RCM may reach different voting decisions for different clients. RCM shall not vote shares held in one client’s account in a manner designed to benefit or accommodate any other client.

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC (“NACM”)

DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES

NACM votes proxies on behalf of its clients pursuant to its written Proxy Policy Guidelines and Procedures (the “Proxy Guidelines”), unless a client requests otherwise. The Proxy Guidelines are designed to honor NACM’s fiduciary duties to its clients and protect and enhance its clients’ economic welfare and rights.

The Proxy Guidelines are established by a Proxy Committee consisting of executive, investment, sales, marketing, compliance and operations personnel. The Proxy Guidelines reflect NACM’s normal voting positions on specific corporate actions, including but not limited to those relating to social and corporate responsibility issues, stock option plans and other management compensation issues, changes to a portfolio company’s capital structure and corporate governance. For example, NACM generally votes for proposals to declassify boards and generally supports proposals that remove restrictions on shareholders’ ability to call special meetings independently of management. Some issues will require a case-by-case analysis.

The Proxy Guidelines largely follow the recommendations of Glass, Lewis & Co. LLC (“Glass Lewis”), an investment research and proxy advisory firm. The Proxy Guidelines may not apply to every situation and NACM may vote differently than specified by the Proxy Guidelines and/or contrary to Glass Lewis’ recommendation if NACM reasonably determines that to do so is in its clients’ best interest. Any variance from the Proxy Guidelines is documented.

In the case of a potential conflict of interest, NACM’s Proxy Committee will be responsible for reviewing the potential conflict and will have the final decision as to how the relevant proxy should be voted.

Under certain circumstances, NACM may in its reasonable discretion refrain from voting clients’ proxies due to cost or other factors.

ALLIANZ GLOBAL INVESTORS SOLUTIONS LLC (“AGI SOLUTIONS”)

DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES

[To be added by amendment]

APPENDIX D

Procedures for Shareholders to Submit Nominee Candidates

A shareholder of a Fund must follow the following procedures in order to submit properly a nominee recommendation for the Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to a Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund. Once each quarter, if any Shareholder Recommendations have been received by the Secretary during the quarter, the Secretary will inform the Committee of the new Shareholder Recommendations. Because the Fund does not hold annual or other regular meetings of shareholders for the purpose of electing Directors/Trustees, the Committee will accept Shareholder Recommendations on a continuous basis.

2.	All Shareholder Recommendations properly submitted to a Fund will be held by the Secretary until such time as (i) the Committee convenes to consider candidates to fill Board vacancies or newly created Board positions (a “Director/Trustee Consideration Meeting”) or (ii) the Committee instructs the Secretary to discard a Shareholder Recommendation following a Director/Trustee Consideration Meeting or an Interim Evaluation (as defined below).

3.	At a Director/Trustee Consideration Meeting, the Committee will consider each Shareholder Recommendation then held by the Secretary. Following a Director/Trustee Consideration Meeting, the Committee may instruct the Secretary to discard any or all of the Shareholder Recommendations currently held by the Secretary.

4.	A Committee may, in its discretion and at any time, convene to conduct an evaluation of validly submitted Shareholder Recommendations (each such meeting, an “Interim Evaluation”) for the purpose of determining which Shareholder Recommendations will be considered at the next Director/Trustee Consideration Meeting. Following an Interim Evaluation, the Committee may instruct the Secretary to discard any or all of the Shareholder Recommendations currently held by the Secretary.

5.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the number of shares of (and class) of the Fund(s) owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with the election of Directors/Trustees or Directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Fund to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director/Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Fund’s books; (iv) the number of shares of (and class) of the Fund(s) owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board or to satisfy applicable law.

D-1

APPENDIX E

[To be updated by amendment]

The following is a brief summary of the principal investments and strategies and principal risks of each of the Underlying Funds in which the Wealth Management Plus Target Date Funds may invest. Some of the Underlying Funds invest primarily in equity securities and are called Underlying Stock Funds while other Underlying Funds invest primarily in fixed income securities (including money market instruments) and are called Underlying Bond Funds. The summaries are based solely on information contained in the Institutional Class prospectuses of each Underlying Fund, as filed with the Securities and Exchange Commission, as of a recent date. These summaries are for convenient reference only and are qualified in their entirety by reference to the current prospectuses and statements of additional information of each Underlying Fund, and the Trust disclaims any obligation to update them in the event the information in the applicable Underlying Fund prospectus changes. The principal investments and strategies and principal risks of the Underlying Funds may change following the date of this Statement of Additional Information, and investors should refer to the prospectuses of the Trust, Allianz Funds and PIMCO Funds and the Statements of Additional Information of the Trust, Allianz Funds and PIMCO Funds for the most current information regarding the Underlying Funds.

The Wealth Management Plus Target Date Funds may be subject to each of the principal risks of the Underlying Funds. Descriptions of certain of these risks can be found in the “Summary of Principal Risks” of their prospectuses. In addition, the Wealth Management Plus Target Date Funds may be subject to the following risks:

Eco-Sectors Related Risk

For an Underlying Fund that focuses its investments in companies that have exposure, directly or indirectly, to one or more of the EcoEnergy, Pollution Control and Clean Water sectors that comprise the Eco-Sectors, events or factors affecting companies in the Eco-Sectors will have a greater effect on, and may more adversely affect, the Underlying Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries.

Companies in the Eco-Sectors may be particularly susceptible to such factors as environmental protection regulatory actions, other international political and economic developments, changes in government subsidy levels, environmental conservation practices, changes in taxation and other government regulations, and increased costs associated with compliance with environmental or other regulations. There are substantial differences between the environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect companies in the Eco-Sectors include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the Eco-Sectors.

The Eco-Sectors, on the whole, are newly developing and strongly influenced by technological changes. The Eco-Sectors can be significantly affected by the level and volatility of technological change in industries focusing on energy, pollution and environmental control. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts in the Eco-Sectors may not result in viable commercial products, and companies in the Eco-Sectors typically bear high research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Many companies in the Eco-Sectors are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the value of investments in companies in the Eco-Sectors tends to be considerably more volatile than that of companies in more established sectors and industries.

Each of the sectors that comprise the Eco-Sectors is susceptible to particular risks, including those described below. Companies in the EcoEnergy sector may be adversely affected by the increased use of, or decreases in prices for, oil and other fossil fuels. This risk may be particularly acute because oil prices are at historically high levels and may decline substantially and/or abruptly. Changes in energy conservation practices and the demand for renewable energy may also significantly impact the EcoEnergy sector. Companies in the Pollution Control sector are particularly susceptible to changes in regulatory controls on, and international treaties with respect to, the production or containment of pollutants. Changes in market practices and regulatory conditions surrounding recycling and other waste management techniques may significantly affect the demand for products and services of companies in the Pollution Control sector. Scientific developments, such as breakthroughs in the remediation of global warming or changing sentiments about the deleterious effects of pollution, may also affect practices with respect to pollution control, which could in turn impact companies in the Pollution Control sector. Companies in the Clean Water sector are susceptible to changes in investment in water purification technology globally, and a slackening in the pace of new infrastructure projects in developing or developed countries may constrain such companies’ abilities to grow in global markets. Other reductions in demand for clean water, such as significant decreases in world population or increased availability of potable water in arid regions, may reduce demand for products and services provided by companies in the Clean Water sector.

To the extent an Underlying Fund focuses its assets in the Eco-Sectors, it invests in companies that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to various events and other factors. To the extent an Underlying Fund focuses a significant portion of its assets in any particular industry within the Eco-Sectors, it is further subject to focused investment risk and is more susceptible to events or factors affecting companies in that particular industry.

An Underlying Fund may also have focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region. Prolonged drought, floods, weather, disease and other natural disasters, as well as war and political instability, may significantly reduce the ability of companies in the Eco-Sectors to maintain or expand their operations or their marketing efforts in affected countries or geographic regions. See “Non-U.S. Investment Risk” and “Emerging Markets Risk.”

To the extent an Underlying Fund invests in companies that derive substantial revenues from activities outside the Eco-Sectors, those investments may be significantly affected by developments in other industries in which such companies are active. See “Equity Securities Risk” and “Market Risk.”

European Concentration Risk

When a Fund holds or obtains exposure to European securities or indices of securities, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Far Eastern (excluding Japan) Concentration Risk

A Fund that holds or obtains exposure to Far Eastern (excluding Japanese) securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Far Eastern issuers. The economies and financial markets of some Far Eastern countries have been erratic in recent years, and several countries’ currencies have fluctuated in value relative to the U.S. dollar. The trading volume on some Far Eastern stock exchanges is much lower than in the United States, making the securities of issuers traded thereon less liquid and more volatile than similar U.S. securities. Politically, several Far Eastern countries are still developing and could de-stabilize. In addition, it is possible that governments in the region could take action adverse to Far Eastern issuers, such as nationalizing industries or restricting the flow of money in and out of their countries.

Japanese Concentration Risk

An Underlying Fund that holds or obtains exposure to Japanese securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese economy, after achieving high growth in the 1980s, faltered dramatically in the 1990s. While Japan’s recent economic performance has shown improvements with positive GDP growth, the Japanese government continues to deal with high tax and unemployment rates, unstable banking and financial service sectors, and low consumer spending. Should any or all of these problems persist or worsen, an Underlying Fund invested in such securities could be adversely affected. A small number of industries, including the electronic machinery industry, comprise a large portion of the Japanese market, and therefore weakness in any of these industries could have profound negative impact on the entire market. In addition, Japan has few natural resources; its economy is heavily dependent on foreign trade and so it is vulnerable to trade sanctions or other protectionist measures taken by its trading partners.

PIMCO CommodityRealReturn Strategy Fund Risk

The PIMCO CommodityRealReturn Strategy Fund®, an Underlying Bond Fund in which each Fund may invest, gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures. The PIMCO CommodityRealReturn Strategy Fund will also gain exposure indirectly to commodity markets by investing in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the PIMCO CommodityRealReturn Strategy Fund organized under the laws of the Cayman Islands (“the Subsidiary”). The Subsidiary is advised by PIMCO, and has the same investment objective as the PIMCO CommodityRealReturn Strategy Fund. The Subsidiary may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions of the PIMCO CommodityRealReturn Strategy Fund.

In order for the PIMCO CommodityRealReturn Strategy Fund to qualify as a regulated investment company under Subchapter M of the Code, it must derive at least 90 percent of its gross income each year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued revenue rulings to the effect, first, that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code, and subsequently, that it is possible that certain alternative investment instruments (including certain commodity index-linked notes) creating commodity exposure produce qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling in which the IRS specifically concluded that income derived from a fund’s investment in a foreign subsidiary that invests in commodity-linked derivatives will also constitute qualifying income.

Based on such rulings, the PIMCO CommodityRealReturn Strategy Fund seeks to gain exposure to the commodity markets through investments in commodity index-linked notes and through investments in the Subsidiary, in which the PIMCO CommodityRealReturn Strategy Fund may invest no more than 25% of the value of its total assets. The PIMCO CommodityRealReturn Strategy Fund’s intention of qualifying as a regulated investment company may limit the variety and/or terms of the commodity index-linked notes in which that Fund may invest. The PIMCO CommodityRealReturn Strategy Fund’s investment in commodity-linked swaps and other commodity-linked derivatives may also be limited by that Fund’s intention of qualifying as a regulated investment company.

The use of commodity index-linked notes involves specific risks. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the PIMCO CommodityRealReturn Strategy Fund economically to movements in commodity prices. These notes are also subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the PIMCO CommodityRealReturn Strategy Fund may receive more or less principal than it originally invested. The PIMCO CommodityRealReturn Strategy Fund may receive interest payments on the note that are more or less than the stated coupon interest payments. The PIMCO CommodityRealReturn Strategy Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and alternative structures within the PIMCO CommodityRealReturn Strategy Fund to gain exposure to commodity markets in a way consistent with maintaining that Fund’s status as a regulated investment company under Subchapter M of the Code.

Water-Related Risk

An Underlying Fund, RCM Global Water Fund, focuses its investments in companies that are substantially engaged in water-related activities. Events or factors affecting the sector consisting of companies engaged in such activities (the “water-related resource sector”) will have a greater effect on, and may more adversely affect, the Underlying Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries.

Companies in the water-related resource sector may be significantly affected by events relating to international political and economic developments, water conservation, the success of exploration projects, commodity prices and tax and other government regulations. There are substantial differences between the water-related, environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect companies in the water-related resource sector include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the sector.

Companies in the water-related resource sector are susceptible to changes in investment in water purification technology globally, and a slackening in the pace of new infrastructure projects in developing or developed countries may constrain such companies’ ability to grow in global markets. Other reductions in demand for clean water, such as significant decreases in world population or increased availability of potable water in arid regions, may reduce demand for certain products and services provided by companies in the water-related resource sector.

While the water-related resource sector includes established and mature companies, portions of the sector are newly developing and strongly influenced by technological changes. The sector can be significantly affected by the level and volatility of technological change in industries focusing on the quality or availability of or demand for potable and non-potable water. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts by companies in the sector that are focused on developing newer technologies may not result in viable commercial products, and such companies in the sector typically bear high research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Many companies in the sector are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the value of investments in companies in the water-related resource sector tends to be considerably more volatile than that of companies in more established sectors and industries.

Underlying Funds that focus on the water-related resource sector invest in companies that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to various events and other factors. To the extent it focuses a significant portion of its assets in any particular industry within the water-related resource sector, the Underlying Fund is further subject to focused investment risk and is more susceptible to events or factors affecting companies in that particular industry. See “Focused Investment Risk.”

The Underlying Fund may also have focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region. Prolonged drought, floods, weather, disease and other natural disasters, as well as war and political instability, may significantly reduce the ability of companies in the water-related resource sector to maintain or expand their operations or their marketing efforts in affected countries or geographic regions. See “Non-U.S. Investment Risk” and “Emerging Markets Risk.”

To the extent the Underlying Fund invests in companies that derive substantial revenues from activities outside the water-related resource sector, those investments may be significantly affected by developments in other industries in which such companies are active. See “Equity Securities Risk” and “Market Risk.”

CCM Capital Appreciation Fund	Ticker Symbols:
PAPIX (Inst. Class)
PICAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks growth of capital	Larger capitalization common stocks	Range
At least $1 billion

	Average Number of Holdings	Dividend Frequency
	75-95	At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of $1 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria).

In making investment decisions for the Fund, the portfolio management team considers companies in the Russell 1000 Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Credit Risk	• Management Risk
• Issuer Risk	• Liquidity Risk	• Turnover Risk
• Equity Securities Risk

CCM Emerging Companies Fund	Ticker Symbols:
PMCIX (Inst. Class)
PMGAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks long-term growth of capital	Smaller capitalization common stocks	Range
At least $100 million and at or below the highest capitalization of companies represented in the Russell 2000 Index

	Average Number of Holdings	Dividend Frequency
	75-120	At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of U.S. companies with smaller market capitalizations (which the portfolio management team currently defines as companies with market capitalizations of at least $100 million and at or below the highest market capitalization of companies represented in the Russell 2000 Index ($5.2 billion as of September 30, 2007)) that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria).

The portfolio management team defines “emerging companies” as companies which it believes have improving fundamentals and whose stock is reasonably valued by the market. Although emerging companies may potentially be found in any market capitalization, in making investment decisions for the Fund, the portfolio management team primarily considers U.S. companies with smaller market capitalizations, as described above. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked companies in the universe to an analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability, and normally selects individual stocks for the Fund from among the smaller capitalization companies identified in this analysis. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when the company has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. The Fund expects to invest a substantial portion of its assets in the securities of companies with smaller market capitalizations, as described above, and may invest in securities issued in initial public offerings (IPOs). At times, depending on market conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries.

The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may utilize stock index futures contracts.

The Fund is not currently open to new investors. See “Investment Options—Institutional Class and Administrative Class Shares—Disclosure Relating to the CCM Emerging Companies Fund.”

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Credit Risk	• Leveraging Risk
• Issuer Risk	• Derivatives Risk	• Liquidity Risk
• Equity Securities Risk	• Focused Investment Risk	• Management Risk
• Smaller Company Risk	• IPO Risk	• Turnover Risk

CCM Focused Growth Fund	Ticker Symbols:
AFGIX (Inst. Class)
ALADX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks long-term growth of capital	Common stocks of companies in the	Range
	Russell 1000 Growth Index	$100 million or more

	Average Number of Holdings	Dividend Frequency
	35-45	At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies in the Russell 1000 Growth Index with market capitalizations of at least $100 million. The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the changes in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

In selecting securities for the Fund’s portfolio, the portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. At times, depending on market conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Smaller Company Risk	• Liquidity Risk
• Issuer Risk	• Credit Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Turnover Risk

CCM Mid-Cap Fund	Ticker Symbols:
PMGIX (Inst. Class)
PMCGX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks growth of capital	Medium capitalization common stocks	Range
Same as the Russell Mid-Cap Index

	Average Number of Holdings	Dividend Frequency
	75-95	At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap Index (between $1.0 billion and $25.8 billion as of September 30, 2007).

The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Smaller Company Risk	• Management Risk
• Issuer Risk	• Credit Risk	• Turnover Risk
• Equity Securities Risk	• Liquidity Risk

NACM Emerging Markets Opportunities Fund	Ticker Symbols:
AOTIX (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks maximum long-term capital	Emerging market stocks	Range
appreciation		All capitalizations

Fund Category	Average Number of Holdings	Dividend Frequency
International Stocks	100-150	At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index, and have exposure to at least 5 emerging market countries. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. The Fund may also invest in other equity securities, such as preferred stocks, convertible securities and warrants, and in equity-linked securities and fixed income securities. The Fund may invest up to 20% of its net assets in securities of U.S. companies.

The portfolio managers’ “emerging markets systematic” investment approach uses a quantitative process to make individual security, industry sector, country and currency selection decisions, and to integrate those decisions. The portfolio managers seek to position the Fund’s portfolio to deliver consistent risk-adjusted returns, with a low tracking error to the Fund’s benchmark, over time. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that is designed to exploit new excess return opportunities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Smaller Company Risk	• Leveraging Risk
• Issuer Risk	• Credit Risk	• Liquidity Risk
• Equity Securities Risk	• Currency Risk	• Management Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Turnover Risk
• Emerging Markets Risk	• Focused Investment Risk

NACM Global Fund	Ticker Symbols:
NGOIX (Inst. Class)
NGAAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks maximum long-term capital	Equity securities of U.S. and non-U.S.	Range
appreciation	companies	All capitalizations

Fund Category	Approximate Number of Holdings	Dividend Frequency
Global Stocks	50–100	At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. and non-U.S. companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry.

In analyzing specific companies for possible investment, the Fund’s portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The portfolio managers allocate the Fund’s assets among securities of companies located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective and may invest a portion of its assets in emerging market securities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Smaller Company Risk	• Leveraging Risk
• Issuer Risk	• Credit Risk	• Liquidity Risk
• Equity Securities Risk	• Currency Risk	• Management Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Turnover Risk
• Emerging Markets Risk

NACM Global Equity 130/30 Fund	Ticker Symbols:
AGEIX (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks long-term capital	Long and short positions in equity	Range
appreciation	securities of companies worldwide	All capitalizations

Fund Category	Approximate Number of	Dividend Frequency
Alternative Strategies	Holdings	At least annually
60-130 Long positions 40-70 Short positions

The Fund seeks to achieve its investment objectives by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and equity-related instruments. The Fund invests in a portfolio of securities that is tied economically to a number of different countries throughout the world, one of which may be the United States. Under normal circumstances, the Fund will invest a significant amount of its assets in non-U.S securities and non-U.S. currencies, and may invest without limit in emerging markets. The Fund will normally hold long positions in securities with an aggregate value of approximately 130% of its net assets and will establish short positions in securities with a market value of approximately 30% of its net assets. However, long and short positions held by the Fund may vary over time as market opportunities develop. The Fund intends to reinvest the proceeds of its short sales by taking additional long positions, which will allow the Fund to maintain long positions in excess of 100% of its net assets.

In pursuing its investment objective the Fund seeks to capitalize on change by using fundamental research to identify both long and short investment opportunities that provide a diversified exposure to a broad range of U.S. and non-U.S. companies. When the Fund takes a long position, it purchases stock outright. The Fund will take long positions in companies that the portfolio managers expect to exceed market expectations for earnings growth, regardless of country, industry or market capitalization. The intended result is a long portfolio with greater than average growth rates, including companies for which the market has underestimated growth potential. When the Fund takes a short position it sells stock it does not own and settles the sale by borrowing the stock from a lender. Short investments are made in companies where negative change is anticipated, on an absolute or relative basis, or to reduce risk in the portfolio. The portfolio managers consider any company with these characteristics regardless of country, industry or market capitalization.

In analyzing specific companies for possible investment, the portfolio managers implement a bottom-up, growth-oriented investment process by focusing on three primary criteria: positive change (or in the case of possible short positions, negative change) in fundamentals, sustainability (i.e., longevity of the changing fundamentals), and timeliness (i.e., belief that the market will soon respond to the trend). The portfolio managers consider whether to close a particular position when any of those factors materially changes, or when a more attractive investment candidate is available. The portfolio managers expect a high portfolio turnover rate of 200% or more.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk	• Credit Risk	• Leveraging Risk
• Issuer Risk	• Currency Risk	• Liquidity Risk
• Equity Securities Risk	• Derivatives Risk	• Management Risk
• Short Selling Risk	• Focused Investment Risk	• Smaller Company Risk
• Non-U.S. Investment Risk	• IPO Risk	• Turnover Risk
• Emerging Markets Risk

NACM Growth Fund	Ticker Symbols:
NGFIX (Inst. Class)
NGFAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks long-term capital appreciation	Large capitalization equity securities	Range
Capitalizations comparable to companies of the Russell 1000 Growth Index

Fund Category	Average Number of Holdings	Dividend Frequency
Growth Stocks	50-80	At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in stocks the portfolio managers consider to be growth equity securities of U.S. companies with large market capitalizations. The Fund defines large capitalization companies as those with market capitalizations comparable to the companies included in the Russell 1000 Growth Index (i.e., a market capitalization of between approximately $1.4 billion and approximately $469 billion as of May 31, 2008).

The Fund’s portfolio managers attempt to identify the strongest investment opportunities in the U.S. large cap equity universe by applying a multidimensional research process that integrates a proprietary quantitative model overlaid with fundamental analysis. The process begins with NACM’s quantitative research model, which estimates a rate of return for each stock in the investment universe based on an array of factors. The research model focuses on key characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions.

When determining whether they believe positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables including earnings acceleration and valuation measures. Once the portfolio managers have assessed an investment opportunity for the presence of a positive catalyst and sustainability, they seek confirming signals that these changes are beginning to be recognized by the market through rising stock prices. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Derivatives Risk	• Liquidity Risk
• Issuer Risk	• Focused Investment Risk	• Management Risk
• Equity Securities Risk	• Leveraging Risk	• Turnover Risk
• Credit Risk

NACM Income & Growth Fund	Ticker Symbols:
AZNIX (Institutional Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Total return comprised of current	Combination of common stocks and other	Range
income, current gains and capital	equity securities, debt securities and	All Capitalizations
appreciation	convertible securities

Fund Category	Average Number of Holdings	Dividend Frequency
Income & Equity	100-300	Monthly

The Fund seeks to achieve its investment objective by normally investing in a combination of common stocks and other equity securities, debt securities and convertible securities. It is expected that substantially all of the Fund’s debt securities and a substantial portion of its convertible securities will consist of securities rated below investment grade (sometimes referred to as “high yield securities” or “junk bonds”). The allocation of the Fund’s investments across these asset classes will vary from time to time, based upon the portfolio managers’ consideration of factors such as changes in equity prices, changes in interest rates and other economic and market factors, such that an asset class may be more heavily weighted in the Fund’s portfolio than the other classes at any time and from time to time, and sometimes to a substantial extent. The Fund may invest a portion of its assets in non-U.S. securities, including emerging markets securities. The Fund may invest in securities of companies with any size market capitalization, but ordinarily expects to focus its common stock investments in companies with market capitalizations of $3 billion or more.

The portfolio managers utilize a disciplined, fundamental, bottom-up research process intended to identify issuers whose fundamentals are expected to improve. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for one or more of the following characteristics: above-average earnings growth; high return on invested capital; a healthy or improving balance sheet and overall financial strength; historic levels of dividend payments; sound financial and accounting policies; strong competitive advantages, which may include effective research and product development and marketing, development of new technologies, efficient service and pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. In addition, when analyzing a convertible or debt security for possible investment, the portfolio managers will also consider such security’s characteristics as an income-producing security using credit analysis. The convertible securities in which the Fund may invest include bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or by the issuer) into equity securities of the issuer (or cash or securities of equivalent value). The weighted average maturity of the portion of the Fund’s assets invested in convertible and debt securities will typically be ten years or less, although the weighted average maturity may vary depending on market conditions. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change or when a more attractive total return candidate is identified.

Under normal market conditions, the Fund also expects to employ a strategy of writing (selling) call options on the stocks held in its portfolio (the “Option Strategy”). It is expected that the Fund will ordinarily write call options on all or substantially all of the individual stocks held in its portfolio, and with respect to approximately 70% of the value of each position. However, the extent of the Fund’s use of the Option Strategy may vary from time to time, depending on market conditions and other factors. The Option Strategy is designed to generate gains from options premiums in an attempt to enhance the Fund’s distributions payable to the Fund’s shareholders and to reduce overall portfolio risk. See “Characteristics and Risks of Securities and Investment Techniques—Call Option Strategy Employed by NACM Income & Growth Fund.” The Fund may invest a significant portion of its assets in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Convertible Securities Risk	• Leveraging Risk
• Issuer Risk	• Credit Risk	• Liquidity Risk
• High Yield Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Turnover Risk
• Smaller Company Risk	• Interest Rate Risk

NACM International Fund	Ticker Symbols:
NAISX (Inst. Class)
ANCAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks maximum long-term capital	Companies located in the developed	Range
appreciation	countries represented in the MSCI EAFE	All capitalizations
Index

Fund Category	Approximate Number of Holdings	Dividend Frequency
International Stocks	100–150	At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index. The Fund normally invests at least 75% of its net assets in equity securities. The Fund also spreads its investments among countries, with at least 80% of its net assets invested in the securities of companies located outside of the United States.

The portfolio managers’ “international systematic” investment approach uses a quantitative process to make individual security, industry sector, country and currency selection decisions and to integrate those decisions. The portfolio managers aim to exceed the returns of the benchmark through a strategy that combines dynamic quantitative factors with an actively managed stock selection process. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that is designed to exploit new excess return opportunities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Smaller Company Risk	• Leveraging Risk
• Issuer Risk	• Credit Risk	• Liquidity Risk
• Equity Securities Risk	• Currency Risk	• Management Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Turnover Risk

NACM International Growth Fund	Ticker Symbol:
[ ] (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks maximum long-term capital	Equity Securities of non-U.S. companies	Range
appreciation		All capitalizations

Fund Category	Approximate Number of Holdings	Dividend Frequency
International Stock Funds	50-100	At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of companies located in countries outside of the United States with above average earnings growth and positioned in strong growth areas. The Fund normally invests at least 75% of its assets in equity securities. The Fund intends to allocate its investments among a number of different countries, ordinarily in more than 10 countries outside of the United States, and will normally invest at least 80% of its assets in non-U.S. securities. The Fund will normally focus its investments in developed non-U.S. countries, but reserves the flexibility to invest in emerging market securities as well. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may also invest in initial public offerings (IPOs).

The portfolio managers focus on a bottom-up, growth-oriented analysis of the financial conditions and competitiveness of individual companies worldwide, and allocate the Fund’s assets among countries that they expect to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes, or when a more attractive investment candidate is available. The portfolio managers expect a high portfolio turnover rate, which may be 200% or more.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk	• Credit Risk	• Leveraging Risk
• Issuer Risk	• Currency Risk	• Liquidity Risk
• Equity Securities Risk	• Derivatives Risk	• Management Risk
• Non-U.S. Investment Risk	• Focused Investment Risk	• Smaller Company Risk
• Emerging Markets Risk	• IPO Risk	• Turnover Risk

NACM Mid-Cap Growth Fund	Ticker Symbols:
ANMIX (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks maximum long-term capital	Medium capitalization common stocks	Range
appreciation		Same as the Russell Midcap Growth
Index

Fund Category	Approximate Number of Holdings	Dividend Frequency
Growth Stocks	80-100	At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations comparable to the companies included in the Russell Midcap Growth Index (between $1.0 billion and $25.8 billion as of September 30, 2007).

The portfolio managers use a quantitative process to make individual security and industry sector selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively managed stock selection process. The process begins with NACM’s quantitative research model, which estimates a rate of return for stocks in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Credit Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Leveraging Risk	• Turnover Risk
• Smaller Company Risk

NACM Pacific Rim Fund	Ticker Symbols:
NAPRX (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks long-term growth of capital	Equity securities of Pacific Rim	Range
	companies	All capitalizations

Fund Category	Approximate Number of Holdings	Dividend Frequency
International Stocks	75-125	At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are emerging market countries, that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation.

The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. The portfolio managers currently consider the following to be Pacific Rim countries: Australia, China, Hong Kong, India Subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The portfolio managers allocate the Fund’s assets among securities of issuers located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio managers believe there is potential for above-average growth of capital.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that the portfolio managers believe will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Smaller Company Risk	• Leveraging Risk
• Issuer Risk	• Credit Risk	• Liquidity Risk
• Equity Securities Risk	• Currency Risk	• Management Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Turnover Risk
• Emerging Markets Risk	• Focused Investment Risk

NFJ All-Cap Value Fund	Ticker Symbols:
PNFIX (Inst. Class)
PNCAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks long-term growth of capital and	Undervalued common stocks in a broad	Range
income	range of capitalizations	All capitalizations

Fund Category	Approximate Number of Holdings	Dividend Frequency
Value Stocks	35-50	At least annually

The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations (i.e., a blend of small, medium and large capitalization companies). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in non-U.S. securities, including emerging markets securities.

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers further narrow the universe through a combination of qualitative analysis and fundamental research. The portfolio managers seek to identify attractive securities within each market capitalization range and select approximately 35 to 50 securities for the Fund. Although the Fund will normally have some exposure to small, medium and large capitalization companies, the portfolio managers reserve the flexibility to vary the Fund’s relative weighting to each capitalization range. As a result, market capitalization weightings will vary over time.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “Allianz NACM Flex-Cap Value Fund,” and was previously sub-advised by Nicholas-Applegate Capital Management LLC using different investment strategies.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Emerging Markets Risk	• Non-U.S. Investment Risk
• Smaller Company Risk	• Focused Investment Risk	• Turnover Risk
• Credit Risk	• Leveraging Risk

NFJ Dividend Value Fund	Ticker Symbols:
NFJEX (Inst. Class)
ANDAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks long-term growth of capital and	Income producing common stocks	Range
income	with potential for capital appreciation	Greater than $2 billion

	Approximate Number of Holdings	Dividend Frequency
	40–60	Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that pay or are expected to pay dividends. The Fund will invest a significant portion of its assets in common stocks of companies with market capitalizations greater than $2 billion. The Fund may also invest a portion of its assets in non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. In addition, a portion of the stocks selected for the Fund are identified primarily on the basis of their dividend yields. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

The Fund is not currently open to new investors. See “How to Buy and Sell Shares—Disclosure Relating to the NFJ Small-Cap Value and NFJ Dividend Value Funds.”

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Derivatives Risk	• Liquidity Risk
• Issuer Risk	• Emerging Markets Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk
• Currency Risk

NFJ International Value Fund	Ticker Symbols:
ANJIX (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks long-term growth of capital and	Undervalued equity securities of	Range
income	non-U.S. companies with capitalizations	Greater than $1 billion
greater than $1 billion

	Approximate Number of Holdings	Dividend Frequency
	40–60	Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 65% of its net assets (plus borrowings made for investment purposes) in equity securities of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests a significant portion of its assets in equity securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may invest up to 50% of its assets in emerging market securities. The Fund typically achieves its exposure to equity securities through investing in American Depositary Receipts (ADRs), but is not limited to investments in ADRs.

The portfolio managers use a value investing style focusing on equity securities of companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be the most undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Smaller Company Risk	• Liquidity Risk
• Issuer Risk	• Credit Risk	• Management Risk
• Equity Securities Risk	• Currency Risk	• Turnover Risk
• Non-U.S. Investment Risk	• Derivatives Risk
• Emerging Markets Risk	• Leveraging Risk

NFJ Large-Cap Value Fund	Ticker Symbols:
ANVIX (Inst. Class)
ALNFX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks long-term growth of capital and	Undervalued large capitalization	Range
income	common stocks	Market capitalizations that equal or
exceed the market capitalization of the
250th largest company represented in
the Russell 1000 Index

	Approximate Number of Holdings	Dividend Frequency
	40–60	Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 250th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $14.7 billion as of September 30, 2007). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Credit Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Leveraging Risk	• Turnover Risk

NFJ Mid-Cap Value Fund	Ticker Symbols:
ANIVX (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks long-term growth of capital and	Undervalued medium capitalization	Range
income	common stocks	Bottom 800 of the 1,000 largest
capitalization North American companies
traded on U.S. securities markets

	Average Number of Holdings	Dividend Frequency
	35-50	Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies in the bottom 800 of the 1,000 largest companies (in terms of market capitalization) headquartered in North America with equity securities that are publicly traded on U.S. securities markets (i.e., market capitalizations of between $2.8 billion and $21.1 billion as of September 30, 2007). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in non-U.S. securities, including emerging market securities. North American companies include, but are not limited to, companies headquartered in the U.S., Canada, Mexico and the islands in the Caribbean/Atlantic (including, without limitation, the Bahamas, Virgin Islands, Cayman Islands and Bermuda).

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 35 to 50 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Emerging Markets Risk	• Non-U.S. Investment Risk
• Smaller Company Risk	• Focused Investment Risk	• Turnover Risk
• Credit Risk	• Leveraging Risk

NFJ Small-Cap Value Fund	Ticker Symbols:
PSVIX (Inst. Class)
PVADX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks long-term growth of capital and	Undervalued small capitalization	Range
income	common stocks	Between $100 million and $3.5 billion

	Approximate Number of Holdings	Dividend Frequency
	100–150	At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests a significant portion of its assets in common stocks of companies that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and non-U.S. securities, including emerging markets securities.

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 100 to 150 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund is not currently open to new investors. See “How to Buy and Sell Shares—Disclosure Relating to the NFJ Small-Cap Value and NFJ Dividend Value Funds.”

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Emerging Markets Risk	• Non-U.S. Investment Risk
• Smaller Company Risk	• Focused Investment Risk	• REIT Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk

OCC Equity Premium Strategy Fund	Ticker Symbols:
PMEIX (Inst. Class)
PGOIX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks long-term growth of capital and	Large capitalization common stocks;	Range
current income	written call options	Greater than $5 billion

	Average Number of Holdings	Dividend Frequency
	40-80	Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities. In addition, the Fund will normally invest at least 65% of its assets in securities of companies with market capitalizations of greater than $5 billion. Under normal circumstances, the Fund will invest primarily in a portfolio of dividend-paying common stocks selected for their potential for capital growth. Under normal market conditions, the Fund also expects to employ a strategy of writing (selling) call options on securities held in its equity portfolio and, to a lesser extent, on equity indexes and exchange traded funds (ETFs) (the “Option Strategy”). The value of the securities underlying the options written by the Fund ordinarily ranges from between 50% to 90% of the Fund’s net asset value. The Option Strategy is designed to generate gains from options premiums in an attempt to enhance the Fund’s cash flow available for distribution to shareholders and to reduce overall portfolio risk. See “Characteristics and Risks of Securities and Investment Techniques—Call Option Strategy Employed by OCC Equity Premium Strategy Fund.”

In selecting stocks for the Fund, the portfolio managers seek to identify companies that exhibit strong earnings growth relative to their current price-to-earnings ratio or other valuation measures, dividend-paying companies whose underlying value or growth potential is not yet reflected in the current stock price and companies that have strong operating fundamentals. Through fundamental research, the portfolio managers seek to identify companies with strong franchise value, superior management and healthy balance sheets. In addition, the portfolio managers will consider those companies that may exhibit enhanced earnings or cash flow through cost reductions, asset sales, restructuring or the redeployment of financial assets.

The Fund’s portfolio managers may choose to sell a security when they believe that it is fully valued or when they believe the fundamental conditions of the business have deteriorated. The portfolio managers will also consider selling a security if an alternative investment is deemed to be more attractive.

The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). In addition to the use of written option contracts under the Option Strategy, the Fund may utilize other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk

OCC Growth Fund	Ticker Symbols:
PGFIX (Inst. Class)
PGFAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks long-term growth of capital; income	Larger capitalization common stocks	Range
is an incidental consideration		$5 billion or more

	Average Number of Holdings	Dividend Frequency
	40-60	At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion.

The portfolio managers consider “growth” companies to include companies they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities or a dominant position within their industry. The Fund will consider selling a stock if the portfolio managers believe that the company’s fundamentals have deteriorated and/or an alternative investment is more attractive.

In addition to investing in common stocks, the Fund may also invest in other kinds of equity securities, such as preferred stocks, convertible securities and warrants. The Fund may also invest in real estate investment trusts (REITs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• Leveraging Risk	• REIT Risk
• Turnover Risk

OCC Opportunity Fund	Ticker Symbols:
POFIX (Inst. Class)
POADX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks capital appreciation; no	Smaller capitalization common stocks	Range
consideration is given to income		Less than $2 billion

	Average Number of Holdings	Dividend Frequency
	70-110	At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion.

The portfolio manager’s investment process focuses on bottom-up, fundamental analysis. The portfolio manager considers “growth” companies to include companies that he believes to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio manager will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. Through in-depth proprietary research, the portfolio manager searches for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio manager generates investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications and quantitative data. Once a potential investment is identified, the portfolio manager conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio manager may interview company management, competitors and other industry experts to gauge the company’s business model, future prospects and financial outlook. For new investments, the portfolio manager generally begins with making a relatively small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio manager may trim positions in industries that become significantly overweight relative to the Fund’s benchmark and may sell a stock when an alternative investment opportunity is deemed more attractive. The portfolio manager seeks to diversify the portfolio among different industries.

The Fund may invest in other kinds of equity securities, including preferred stocks, convertible securities and warrants. The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Smaller Company Risk	• IPO Risk	• Turnover Risk
• Credit Risk	• Leveraging Risk

OCC Renaissance Fund	Ticker Symbols:
PRNIX (Inst. Class)
PRAAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization
Seeks long-term growth of capital and	Undervalued stocks with improving	Range
income	business fundamentals	All capitalizations

	Average Number of Holdings	Dividend Frequency
	50-100	At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies that the portfolio managers believe are trading at prices below their intrinsic values and whose business fundamentals are expected to improve. Intrinsic value refers to the value placed on a company by the portfolio managers consistent with their expectation of longer-term economic earnings and cash flows. Although the Fund typically invests in companies with market capitalizations of $1 billion to $15 billion, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in stocks that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers select stocks for the Fund using a “value” style. The portfolio managers determine valuation based on characteristics such as price-to-earnings, price-to-book and price-to-cash-flow ratios. The portfolio managers analyze stocks and seek to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio managers may look to sell a stock when they believe that the company’s business fundamentals are weakening, when the stock’s valuation has become excessive or when an alternative investment opportunity is deemed more attractive.

The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest up to 20% of its assets in real estate investment trusts (REITs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Smaller Company Risk	• IPO Risk	• REIT Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk

OCC Target Fund	Ticker Symbols:
PFTIX (Inst. Class)
PTADX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks capital appreciation; no consideration is given to income	Fund Focus Medium capitalization common stocks	Approximate Primary Capitalization Range Between $1 billion and $10 billion

	Average Number of Holdings	Dividend Frequency
	Up to 100	At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in equity securities of “growth” companies with market capitalizations of at least $1 billion, although it may invest in companies of any size.

The portfolio managers select stocks for the Fund using a “growth” style. The portfolio managers consider “growth” companies to include companies that they believe have well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

The Fund will consider selling a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive. The Fund’s equity investments may include common stocks and other kinds of equity securities, such as preferred stocks, convertible securities and warrants. The Fund may also invest in real estate investment trusts (REITs) and in securities issued in initial public offerings (IPOs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). At times, depending on market conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Smaller Company Risk	• IPO Risk	• REIT Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk

RCM All Horizons Fund	Ticker Symbols:
ARHIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of companies worldwide	Approximate Primary Capitalization Range All capitalizations

	Fund Category Global Stocks	Approximate Number of Holdings 20-45	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available worldwide. The Fund’s portfolio managers are not constrained by geographic, capitalization or company limitations. The Fund may invest without limit in emerging markets. The Fund may also invest in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio managers are not constrained by style factors and do not intend to pursue specific benchmark-constrained capital growth or income targets. The portfolio managers select investments on a bottom-up basis from within the global universe, irrespective of market capitalization, geography, sector allocation or investment style. While the strategy may seek to add value through short-term holdings, the portfolio managers typically seek investments with longer time horizons for capital appreciation. In analyzing specific companies for possible investment, the portfolio manager may consider as appropriate the economic and political environment for the region in which the company is located. Investments are not restricted to companies with a record of dividend payments.

The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes. The Fund will typically not reinvest proceeds from sales of securities until a suitable opportunity has been identified and the Fund may also hold a substantial portion of its assets in cash or cash equivalents for significant periods of time. The Fund typically does not utilize currency hedging with respect to equity or cash positions. Separate from its strategy of holding cash prior to reinvestment, the Fund may deviate from its principal strategies in response to unfavorable market and other conditions, by making temporary investments of most or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

In selecting investments, the portfolio managers may seek the input of the firm’s global research platform, regional portfolio managers and single country managers. In addition to traditional research activities, the portfolio manager uses GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

While the Fund typically seeks long-term capital appreciation without relying on leverage or short selling, it may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk	• Credit Risk	• Leveraging Risk
• Issuer Risk	• Currency Risk	• Liquidity Risk
• Equity Securities Risk	• Derivatives Risk	• Management Risk
• Non-U.S. Investment Risk	• Focused Investment Risk	• Turnover Risk
• Emerging Markets Risk	• IPO Risk

RCM Disciplined Equity Fund	Ticker Symbols:
ARDIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of U.S. companies	Approximate Primary Capitalization Range Greater than $1 Billion

	Fund Category Blend Stocks	Approximate Number of Holdings 50-80	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. The Fund will invest primarily in U.S. companies with market capitalizations of at least $1 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). The Fund may invest in initial public offerings (IPOs) and in securities of companies with smaller market capitalization.

In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow and/or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio manager uses GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk	• Derivatives Risk	• Liquidity Risk
• Issuer Risk	• Emerging Markets Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• IPO Risk	• Smaller Company Risk
• Currency Risk	• Leveraging Risk	• Turnover Risk

RCM Global EcoTrendsSM Fund	Ticker Symbol:
AECIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of companies worldwide with exposure to EcoEnergy, Pollution Control and/or Clean Water sectors	Approximate Primary Capitalization Range All capitalizations

	Fund Category Sector-Related Stocks	Approximate Number of Holdings 50-80	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of common stocks and other equity securities of companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, one or more of the EcoEnergy, Pollution Control and Clean Water sectors as described below (together, the “Eco-Sectors”). The Fund considers (i) the “EcoEnergy” sector to include products, technologies and services directly or indirectly connected to the efficient use of energy or to the provision or manufacture of alternative, especially regenerative, forms of energy; (ii) the “Pollution Control” sector to include products, technologies and services that could directly or indirectly contribute to the improvement or control of environmental quality, as well as those that are directly or indirectly connected to the disposal, recycling, storage, avoidance or use of all types of waste or waste products; and (iii) the “Clean Water” sector to include products, technologies and services directly or indirectly connected to the provision of potable and non-potable water; the disinfection or desalination of water; the production, storage, distribution, filling and filtering of water; water control; water surveys; and the improvement of water quality. See “Characteristics and Risks of Securities and Investment Techniques—Concentration in Eco-Sectors.”

The Fund may invest in companies of all sizes, but may invest a substantial portion of its assets in securities of companies with market capitalizations that are small compared to other publicly traded companies, including newly founded and early-stage companies, and may purchase securities in initial public offerings (IPOs). The Fund invests, under normal circumstances, at least 40% of its total assets in non-U.S. securities, and allocates its investments among securities of issuers in at least eight different countries (including the United States). See “Characteristics and Risks of Securities and Investment Techniques—Non-U.S. Securities.” The Fund may invest up to 50% of its total assets in issuers that are organized or headquartered in developing or “emerging market” countries.

In selecting investments for the Fund, the portfolio managers apply a disciplined, bottom-up methodology utilizing a seamless global infrastructure of investment resources. The portfolio managers develop forecasts of economic growth, inflation and interest rates that they use to help identify those regions and individual countries that are likely to offer the best investment opportunities. The portfolio managers may also consider the political outlook, anticipated currency environment and legislative drivers for the country and the region in which a potential investment is located. Depending on market conditions, the portfolio managers may concentrate on securities they consider to be undervalued relative to the sector (value stocks), or securities they consider to have growth potential not sufficiently taken into account in their current prices (growth stocks), or a blend of both. Investments are not restricted to companies with a record of dividend payments, and the Fund often has substantial exposure to companies that pay relatively small or no regular dividends.

The portfolio managers perform a fundamental analysis of a broad universe of potential investments, drawing on a variety of analytical sources that include the management team members’ own research and that of the Sub-Adviser’s Sustainability Research Team, GrassrootsSM Research network (described below), and views of economists and published sector analyses. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services; and a steady stream of new products and services. The portfolio managers base their security selection on the relative investment merits of each company and industry in the Fund’s investment universe and do not seek to replicate the sector or stock allocations or performance of any index or other benchmark. The portfolio managers determine to sell a security that the Fund holds when the company no longer displays a sufficient number of the positive characteristics noted above or if an alternative investment becomes more attractive.

In addition to traditional research activities, the portfolio managers utilize a proprietary global market research network, known as GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing. GrassrootsSM Research also provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk	Factors affecting the wider security markets also affect the value of portfolio holdings.

• Issuer Risk	Factors specific to the issuers of individual securities affect the value of portfolio holdings.

• Equity Securities Risk	The value of equity securities varies in response to actual or perceived changes in a company’s financial condition or prospects.

• Non-U.S. Investment Risk	Non-U.S. securities markets may be smaller, less liquid, less transparent and/or subject to less oversight than U.S. markets.

• Focused Investment Risk	Focusing on a limited number of issuers, sectors, industries and/or geographic regions increases risk and volatility.

• Eco-Sector Related Risk	Focused investment risk linked to economic, technological and other factors that affect the demand for products, technologies and services of the Eco-Sectors.

• Credit Risk	An issuer of portfolio securities or a derivatives counterparty may default on obligations.

• Currency Risk	Fluctuations in exchange rates may affect the value of portfolio securities denominated in foreign currencies.

• Derivatives Risk	Derivative instruments are subject to risks that are different from, and potentially greater than, the assets that underlie them, highlighted by their complexity and limited liquidity.

• Emerging Markets Risk	Emerging markets are less developed and subject to increased volatility and less liquidity.

• IPO Risk	Companies offered in IPOs are typically smaller and lack operating history/experience.

• Leveraging Risk	Instruments and transactions that constitute leverage also magnify gains or losses and increase volatility.

• Liquidity Risk	The lack of an active market for investments may cause delay in disposition and/or force a sale below fair value.

• Management Risk	The decisions and techniques of portfolio managers may not have the intended result.

• Smaller Company Risk	Securities issued by smaller companies may be more volatile and present increased liquidity risk.

• Turnover Risk	Asset turnover increases trading expenses and may have adverse tax effects.

RCM Global Resources Fund	Ticker Symbols:
RGLIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of U.S. and non-U.S. natural resources companies	Approximate Primary Capitalization Range All capitalizations

	Approximate Number of Holdings 25–75	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or goods related to cyclical or commodity industries, such as oil & gas, minerals, base metals, precious metals, chemicals, fertilizers, wood products, paper products and steel (the “natural resources industries”). The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1Δ3 of its assets in non-U.S. securities and will invest in companies organized or headquartered in at least four countries including the United States.

The Fund’s portfolio manager will evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals and pricing outlook. Stock selection and industry allocation will be based on specific commodity, end market and geographic exposure, operational and financial leverage as well as valuation.

The portfolio manager evaluates the fundamental value and prospects for growth of individual companies and focuses on those companies that the portfolio manager expects will have higher than average rates of growth and strong potential for capital appreciation. In addition, the portfolio manager may make use of internally and externally developed forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging markets countries) that the portfolio manager believes are likely to offer the best investment opportunities. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means it may invest in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio manager uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Smaller Company Risk	• Leveraging Risk
• Issuer Risk	• Credit Risk	• Liquidity Risk
• Equity Securities Risk	• Currency Risk	• Management Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Turnover Risk
• Emerging Markets Risk	• Focused Investment Risk

RCM Global Small-Cap Fund	Ticker Symbols:
DGSCX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Smaller capitalization equity securities	Approximate Primary Capitalization Range Same as the MSCI World Small-Cap Index

	Approximate Number of Holdings 75–150	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index. Under normal market conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of September 30, 2007 would permit the Fund to maintain a weighted-average market capitalization ranging from $618 million to $2.5 billion. The Fund invests in companies organized or headquartered in at least three different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. Under normal market conditions, the Fund will invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also from time to time invest a significant percentage of its assets in the technology sector, as well as in securities issued in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio manager develops forecasts of economic growth, inflation, and interest rates that are used to help identify those regions and individual countries that the portfolio manager believes are likely to offer the best investment opportunities. The portfolio manager may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio manager uses Grassroots(sm) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Smaller Company Risk	• IPO Risk
• Issuer Risk	• Credit Risk	• Leveraging Risk
• Equity Securities Risk	• Currency Risk	• Liquidity Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Management Risk
• Emerging Markets Risk	• Focused Investment Risk	• Turnover Risk

RCM Global Water Fund	Ticker Symbol:
AWTIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of water-related companies worldwide	Approximate Primary Capitalization Range All capitalizations

	Fund Category Sector-Related Stocks	Approximate Number of Holdings 25-50	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that are represented in one or more of the S&P Global Water Index, the Palisades Water or Global Water Indices or the Janney Water Index (Composite), or that are substantially engaged in water-related activities. The portfolio managers consider “water-related activities” as those commercial activities that relate to the quality or availability of or demand for potable and non-potable water and include but are not necessarily limited to the following: water production, storage, transport and distribution; water supply-enhancing or water demand-reducing technologies and materials; water planning, control and research; water conditioning, such as filtering, desalination, disinfection and purification; sewage and liquid waste treatment; and water delivery-related equipment and technology, consulting or engineering services relating to any of the above-mentioned activities. See “Characteristics and Risks of Securities and Investment Techniques—Investments in the Water-Related Resources Sector” in this Prospectus. The Fund’s portfolio managers are not constrained by capitalization limitations. The Fund invests, under normal circumstances, at least 40% of its total assets in non-U.S. securities, and allocates its investments among securities of issuers in at least eight different countries (including the United States). The Fund may invest in emerging market securities. The Fund may also purchase securities in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio managers select investments on a bottom-up basis irrespective of market capitalization, geography, industry/sector or growth- or value-orientation. In selecting investments for the Fund, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. In analyzing specific companies for possible investment, the portfolio managers may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In selecting investments, the portfolio managers may seek the input of a global research platform, regional portfolio managers and single country managers. In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk	• Credit Risk	• Leveraging Risk
• Issuer Risk	• Currency Risk	• Liquidity Risk
• Equity Securities Risk	• Derivatives Risk	• Management Risk
• Non-U.S. Investment Risk	• Emerging Markets Risk	• Smaller Company Risk
• Focused Investment Risk	• IPO Risk	• Turnover Risk
• Water-Related Risk

RCM International Growth Equity Fund	Ticker Symbols:
DRIEX (Inst. Class)
RAIAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of companies worldwide	Approximate Primary Capitalization Range In excess of $1 billion

	Approximate Number of Holdings 50–115	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of non-U.S. companies. While the Fund invests in issuers organized or headquartered in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany, and up to 25% of its assets in companies organized or headquartered in any other country outside the U.S. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund primarily invests in companies with market capitalizations in excess of $1 billion. No more than 5% of the Fund’s assets shall be invested in companies with market capitalizations below $100 million. The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy, including the financial sector.

In making investment decisions for the Fund, the portfolio manager develops forecasts of economic growth, inflation, and interest rates that are used to help identify those regions and individual countries that the portfolio manager believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio manager may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio manager uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Smaller Company Risk	• Leveraging Risk
• Issuer Risk	• Credit Risk	• Liquidity Risk
• Equity Securities Risk	• Currency Risk	• Management Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Turnover Risk
• Emerging Markets Risk	• Focused Investment Risk

RCM International Opportunities Fund	Ticker Symbols:
AMOIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of non-U.S. companies	Approximate Primary Capitalization Range All capitalizations

	Fund Category International Stocks	Approximate Number of Holdings 40-80	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available internationally. The Fund primarily invests in companies with market capitalizations in excess of $2 billion, but may invest in companies of any capitalization. Fund holdings normally consist primarily of securities of companies organized or headquartered outside of the United States, and the Fund normally has exposure to at least 5 countries. The Fund may invest up to 25% of its assets in companies organized or headquartered in emerging market countries. The Fund may also invest in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio managers select investments on a bottom-up, company specific basis from within the global universe The portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. The portfolio manager may also consider, as appropriate, the economic and political environment for the region in which the company is located.

In selecting investments, the portfolio managers may seek the input of the firm’s global research analysts located worldwide in offices in Frankfurt, London, Tokyo, Hong Kong and San Francisco. In addition to traditional research activities, the portfolio manager uses RCM’s GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. While the Fund may hedge its exposure to foreign currencies, the portfolio managers typically do not engage in active management of currency exposure. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk	• Credit Risk	• Leveraging Risk
• Issuer Risk	• Currency Risk	• Liquidity Risk
• Equity Securities Risk	• Derivatives Risk	• Management Risk
• Non-U.S. Investment Risk	• IPO Risk	• Turnover Risk
• Emerging Markets Risk

RCM Large-Cap Growth Fund	Ticker Symbols:
DRLCX (Inst. Class)
DLGAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Large capitalization equity securities	Approximate Primary Capitalization Range $3 billion or more

	Average Number of Holdings 45-85	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies with market capitalizations of at least $3 billion. The Fund may also invest 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow and/or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Smaller Company Risk	• Leveraging Risk
• Issuer Risk	• Credit Risk	• Liquidity Risk
• Equity Securities Risk	• Currency Risk	• Management Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Turnover Risk
• Emerging Markets Risk	• Focused Investment Risk

RCM Mid-Cap Fund	Ticker Symbols:
DRMCX (Inst. Class)
DRMAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Small to medium capitalization equity securities	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index
	Average Number of Holdings 85-125	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $1.0 billion and $25.8 billion as of September 30, 2007). Equity securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in companies organized or headquartered in emerging markets countries). The Fund may from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors, and may invest in securities issued in initial public offerings (IPOs).

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Smaller Company Risk	• IPO Risk	• Turnover Risk
• Credit Risk	• Leveraging Risk

RCM Small-Cap Growth Fund	Ticker Symbols:
ARCIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Smaller capitalization equity securities

Approximate Primary Capitalization Range

Companies with market capitalizations at or below the highest market capitalization represented in either or both of the Russell 2000 Index and the S&P SmallCap 600 Index

	Average Number of Holdings 75-150	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of U.S. companies with smaller market capitalizations (which the portfolio managers currently define as companies with market capitalizations at or below the highest market capitalization of companies represented in either or both of the S&P SmallCap 600 Index ($5.6 billion as of September 30, 2007) and the Russell 2000 Index ($5.2 billion as of September 30, 2007). The Fund may invest up to 15% of its assets in non-U.S. securities, including emerging markets securities. The Fund may purchase securities in initial public offerings (IPOs). The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

The portfolio managers seek to create an investment portfolio of growth stocks across major industry groups. The portfolio managers evaluate individual stocks based on their growth, quality and valuation characteristics. Examples of growth characteristics include the potential for sustained earnings growth and the development of proprietary products or services; examples of quality characteristics include the integrity of management and a strong balance sheet; and examples of valuation characteristics include relative valuation and upside potential. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Market Risk	• Currency Risk	• Leveraging Risk
• Issuer Risk	• Derivatives Risk	• Liquidity Risk
• Equity Securities Risk	• Emerging Markets Risk	• Management Risk
• Smaller Company Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• IPO Risk	• Turnover Risk

RCM Strategic Growth Fund	Ticker Symbols:
ANRIX (Inst. Class)
ANRAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks capital appreciation	Fund Focus Equity and equity-related securities and derivatives	Approximate Primary Capitalization Range $500 million or more

	Average Number of Holdings 40-150	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity and equity-related securities of companies with market capitalizations of at least $500 million. As discussed below, the Fund expects to engage in derivative transactions, which may have the effect of either magnifying or limiting the Fund’s gains and losses depending upon the particular derivative strategies used.

The Fund may invest in companies located within or outside the United States (including companies organized or headquartered in emerging markets countries). The Fund is not limited in the percentage of assets it may invest in any one country, region or geographic area. Although the Fund will not concentrate its investments in any single industry, it ordinarily expects to have substantial exposure to companies in potential high-growth areas such as technology or health care. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers. The Fund may purchase securities in initial public offerings (IPOs).

In managing the Fund, the portfolio managers attempt to exploit what they view as mispricing of the long-term growth prospects of companies by investing in stocks and employing derivatives strategies to maximize growth opportunities identified by the sub-adviser’s research analysts. The portfolio managers may also seek to exploit what they view as shorter-term market opportunities. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow and/or earnings, through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; the potential for superior risk-adjusted returns; differentiated or superior products and services and/or a steady stream of new products and services. The portfolio managers will sell a security as they deem appropriate, such as when its price target has been attained, when the company experiences an adverse change in fundamentals, when a more favorable investment is identified or as necessary for redemption purposes.

The Fund ordinarily expects to use derivative instruments in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio and/or to obtain market exposure with reduced transactions costs. In particular, the Fund intends to purchase call options on securities whose prices the portfolio managers believe will increase, and purchase and sell combinations of put and call options in an attempt to take advantage of stock price movements. The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), as well as call options on indices and exchange-traded funds. The Fund may also employ additional strategies involving call and put options, futures and forward contracts, short sales, swap agreements and other derivative instruments with respect to securities, indices, currencies and other assets. The Fund may invest in equity-linked securities.

The Fund’s use of derivative instruments will often give rise to forms of leverage, which could have the effect of magnifying the Fund’s gains and losses. Although it has no current intention to do so, the Fund also reserves the flexibility to borrow money, utilize reverse repurchase agreements or engage in other forms of borrowing to finance the purchase of additional investments and add leverage to its portfolio. Leveraging is a speculative technique and there are special risks involved. To the extent that the Fund uses or incurs leverage, an investment in the Fund will be more volatile and riskier than an investment in funds that do not use leverage.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Market Risk	• Currency Risk	• Leveraging Risk
• Issuer Risk	• Derivatives Risk	• Liquidity Risk
• Equity Securities Risk	• Emerging Markets Risk	• Management Risk
• Smaller Company Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• IPO Risk	• Turnover Risk

RCM Technology Fund	Ticker Symbols:
DRGTX (Inst. Class)
DGTAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of U.S. and non-U.S. technology-related companies	Approximate Primary Capitalization Range Greater than $500 million

	Approximate Number of Holdings 30–120	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to common stocks and other equity securities of technology companies. The Fund normally invests in companies organized or headquartered in at least three different countries, and may invest up to 50% of its assets in non-U.S. issuers, but under normal market conditions no more than 25% of its assets in issuers organized or headquartered in any one country outside the United States, other than Japan. The Fund may also invest up to 20% of its assets in companies organized or headquartered in emerging market countries (but no more than 15% in any one emerging market country). The Fund currently intends to invest primarily in companies with market capitalizations greater than $500 million, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund is “non-diversified,” which means that it may invest in a relatively small number of issuers, which may increase risk. The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

The portfolio managers define technology companies as those that provide technology products, services or utilize technology to gain competitive advantages. These include internet products and services, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, defense and aerospace products and services, nanotechnology, energy equipment and services and others. The portfolio managers evaluate the fundamental value and prospects for growth of individual companies and focus on those companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. Investments are not restricted to companies with a record of dividend payments. The NASDAQ Composite Index is the Fund’s primary performance benchmark. The portfolio managers base security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund’s benchmarks.

The portfolio managers develop forecasts of economic growth, inflation, and interest rates that they use to help identity those regions and individual countries that are believed likely to offer the best investment opportunities. In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund ordinarily expects to use derivative instruments in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio and/or to obtain market exposure with reduced transactions costs. In particular, the Fund intends to purchase call options on securities whose prices the portfolio managers believe will increase, and purchase and sell combinations of put and call options in an attempt to take advantage of stock price movements. The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), as well as call options on indices and exchange-traded funds. The Fund may also employ additional stragies involving call and put options, futures and forward contracts, short sales, swap agreements and other derivative instruments with respect to securities, indices, currencies and other assets. The Fund may invest in equity-linked securities. The Fund’s use of derivative instruments will often give rise to forms of leverage, which could have the effect of magnifying the Fund’s gains and losses.

The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Currency Risk	• Leveraging Risk
• Issuer Risk	• Derivatives Risk	• Liquidity Risk
• Equity Securities Risk	• Emerging Markets Risk	• Management Risk
• Smaller Company Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• IPO Risk	• Turnover Risk

PIMCO CommodityRealReturn Strategy Fund	Ticker Symbols:
PCRIX (Inst. Class)
PCRRX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum real return consistent with prudent investment management	Fund Focus Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total assets below Baa
	Average Portfolio Duration ≤ 10 years	Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the Fund or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. The Fund’s or the Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund’s net assets.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may concentrate its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk	• Derivatives Risk	• Issuer Non-Diversification Risk
• Credit Risk	• Commodity Risk	• Leveraging Risk
• High Yield Risk	• Mortgage-Related and Other Asset-Backed Risk	• Management Risk
• Market Risk	• Foreign (Non-U.S.) Investment Risk	• Tax Risk
• Issuer Risk	• Emerging Markets Risk	• Subsidiary Risk
• Liquidity Risk	• Currency Risk	• Short Sale Risk

PIMCO California Intermediate Municipal Bond Fund	Ticker Symbols:
PCIMX (Inst. Class)
PCMMX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.	Fund Focus Intermediate maturity municipal securities (exempt from federal and California income tax)	Credit Quality B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration 3-7 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.

The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies from three to seven years based on PIMCO’s forecast for interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk	• Derivatives Risk	• Leveraging Risk
• Credit Risk	• Equity Risk	• Management Risk
• High Yield Risk	• Mortgage-Related and Other Asset-Backed Risk	• California State-Specific Risk
• Market Risk	• Issuer Non-Diversification Risk	• Municipal Project-Specific Risk
• Issuer Risk		• Short Sale Risk
• Liquidity Risk

PIMCO California Short Duration Municipal Income Fund	Ticker Symbols:
PCDIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short to intermediate maturity municipal securities (exempt from federal and California income tax)	Credit Quality Caa to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration ≤ 3 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California-State Specific Risk.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed three years. The total return sought by the Fund consists of both income earned on the Fund’s investments and capital appreciation. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) that are rated Caa or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are California Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset- Backed Risk • Issuer Non-Diversification Risk	• Leveraging Risk • Management Risk • California State-Specific Risk • Municipal Project-Specific Risk • Short Sale Risk

PIMCO Convertible Fund	Ticker Symbols:
PFCIX (Inst. Class)
PFCAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Focus Convertible securities	Credit Quality Max 20% of total assets below B

	Average Portfolio Duration N/A	Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 20% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. In addition, the Fund may invest in common stock or in other Fixed Income Instruments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk	• Liquidity Risk	• Currency Risk
• Credit Risk	• Derivatives Risk	• Leveraging Risk
• High Yield Risk	• Equity Risk	• Smaller Company Risk
• Market Risk	• Foreign (Non-U.S.) Investment Risk	• Management Risk
• Issuer Risk	• Emerging Markets Risk	• Short Sale Risk

PIMCO Developing Local Markets Fund	Ticker Symbols:
PLMIX (Inst. Class)
PDEVX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Currencies or Fixed Income Instruments denominated in currencies of non-U.S. countries	Credit Quality Maximum 15% below B

	Average Portfolio Duration ≤ 8 years	Dividend Frequency Declared daily and distributed monthly

The Fund’s investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income OECD economies for the past five consecutive years. The Fund’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments.

The Fund may invest in the currencies and Fixed Income Instruments of emerging market countries. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market, such as a derivative instrument, rather than investing directly in emerging market securities or currencies. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset- Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Diversified Income Fund	Ticker Symbols:
PDIIX (Inst. Class)
PDAAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Focus Investment grade corporate, high yield and emerging market Fixed Income Instruments	Credit Quality Maximum 10% of total assets below B

	Average Portfolio Duration 3-8 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies from three to eight years, based on PIMCO’s forecast for interest rates.

The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 10% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in fixed income securities that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect the net asset value, yield and total return of the Fund are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Emerging Local Bond Fund	Ticker Symbols:
PELBX (Inst. Class)
PEBLX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Fixed Income Instruments denominated in currencies of non-U.S. countries	Credit Quality Maximum 15% of total assets below B

	Average Portfolio Duration See description below	Dividend Frequency Declared daily and distributed monthly

The Fund’s investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may invest in forwards or derivatives denominated in any currency, and forwards or derivatives denominated in any currency will be included under the 80% of assets policy noted in the prior sentence so long as the underlying asset of such forwards or derivatives is a Fixed Income Instrument denominated in the currency of an emerging market country. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in instruments denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments.

The Fund may invest without limit in Fixed Income Instruments that are economically tied to emerging market countries. Please see “Characteristics and Risks of Securities and Investment Techniques—Foreign (Non-U.S.) Securities” for a description of when an instrument is economically tied to an emerging market country. PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), which as of June 30, 2008 was 4.17 years.

The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) • Investment Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Emerging Markets Bond Fund	Ticker Symbols:
PEBIX (Inst. Class)
PEBAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Emerging market Fixed Income Instruments	Credit Quality Maximum 15% of total assets below B

	Average Portfolio Duration ≤ 8 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. Please see “Characteristics and Risks of Securities and Investment Techniques – Foreign (Non-U.S.) Securities” for a description of when an instrument is economically tied to an emerging market country. The average portfolio duration of the Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO European StocksPLUS® TR Strategy Fund	Ticker Symbols:
PESIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks total return which exceeds that of its benchmark index consistent with prudent investment management	Fund Focus European equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total assets below Baa

	Average Collateral Fixed Income Duration See description below	Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in European equity derivatives, backed by a portfolio of Fixed Income Instruments. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund’s benchmark index is the European Blue Chip 50 Index (Hedged USD) (the “Index”). The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses equity derivatives in addition to or in place of stocks to attempt to equal or exceed the performance of the Index. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of June 30, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.70 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Index is a capitalization-weighted index of 50 European blue-chips stocks from those countries participating in the EMU (European Monetary Union). The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in European equities or European equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • European Concentration Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Extended Duration Fund	Ticker Symbols:
PEDIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Focus Long-term maturity Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Citigroup Strips Index, 20+ Year Sub-Index, which as of June 30, 2007 was 22.31 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) that are rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund
Ticker Symbols:
PEJIX (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return which exceeds that of its benchmark index consistent with prudent investment management	Far Eastern (excluding Japan) equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	B to Aaa; maximum 10% of total assets below Baa

	Average Collateral Fixed Income	Dividend Frequency
	Duration	Declared and distributed quarterly
See description below

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in Far Eastern (excluding Japan) equity derivatives, backed by a portfolio of Fixed Income Instruments. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund’s benchmark index is the Morgan Stanley Capital International Far East (Ex-Japan), hedged to U.S. dollars, Index (the “Index”). The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses equity derivatives in addition to or in place of stocks to attempt to approximate the performance of the Index. The value of Index derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of June 30, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.70 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Index is an unmanaged index of small capitalization issuers located throughout the Far East excluding Japan represented in U.S. dollars on a hedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in Far Eastern (excluding Japan) equities or Far Eastern (excluding Japan) equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries and may invest in emerging market equity securities up to the approximate weightings in the Fund’s index. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Far Eastern (excluding Japan) Concentration Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Floating Income Fund	Ticker Symbols:
PFIIX (Inst. Class)
PFTAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Maximum current yield consistent with prudent investment management	Fund Focus Variable and floating-rate securities and their economic equivalents	Credit Quality Caa to Aaa; maximum 10% of total assets of total assets below B

	Average Portfolio Duration ≤ 1 year	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. The average portfolio duration of this Fund will vary based on PIMCO’s forecast for interest rates and will normally not exceed one year. The Fund may also invest in other Fixed Income Instruments. Variable and floating-rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).

The Fund may invest all of its assets in high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in securities that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Ticker Symbols:
PFORX (Inst. Class)
PFRAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity hedged non-U.S. Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Please see “Characteristics and Risks of Securities and Investment Techniques – Foreign (Non-U.S.) Securities” for a description of when an instrument is economically tied to a foreign (non-U.S.) country. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of June 30, 2007 was 6.46 years. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographical area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Foreign Bond Fund (Unhedged)	Ticker Symbols:
PFUIX (Inst. Class)
PFUUX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity non-U.S. Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Please see “Characteristics and Risks of Securities and Investment Techniques—Foreign (Non-U.S.) Securities” for a description of when an instrument is economically tied to a foreign (non-U.S.) country.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of June 30, 2007 was 6.46 years. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographic area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Fundamental Advantage Tax Efficient Strategy Fund	Ticker Symbols:
PFAEX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum after tax total return, consistent with prudent investment management

Fund Focus

Long exposure to Enhanced RAFI™ 1000 hedged by short exposure to the S&P 500 Index, backed by a portfolio of Fixed Income Instruments, a substantial portion of which is comprised of high yield municipal securities

Credit Quality No Limitation

	Average Collateral Fixed Income	Dividend Frequency
	Duration	Declared and distributed quarterly
4-11 years

The Fund seeks to achieve its investment objective by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 Index (the “S&P 500”), backed by a portfolio of Fixed Income Instruments, a substantial portion of which are expected to be high yield securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Enhanced RAFI™ 1000 and the S&P 500 are further described below. The Fund’s strategy with respect to maintaining long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 can be characterized as “market neutral” because it seeks to maintain a low correlation to the fluctuation of the U.S. equity market as a whole while returning the relative appreciation (or depreciation) of Enhanced RAFI™ 1000 over the S&P 500.

Enhanced RAFI™ 1000 is a performance recalibrated version of the FTSE RAFI™ 1000 Index, which is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, Enhanced RAFI™ 1000 is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years), and may incorporate additional factors, including but not limited to the quality of corporate earnings, the risk of financial distress and the quality of corporate governance/accounting practices. Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Enhanced RAFI™ 1000 seeks to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. The S&P 500 is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to maintain long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 even when Enhanced RAFI™ 1000 is underperforming relative to the S&P 500.

The Fund may invest in common stocks, options, futures, options on futures and swaps to gain long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500. The Fund typically will seek to simultaneously gain long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500, each in an amount, under normal circumstances, approximately equal to the Fund’s net assets, by investing in total return swap agreements. Consistent with the Fund’s investment objective, PIMCO may utilize such swap agreements in a tax efficient manner. While the Fund will, under normal circumstances, seek to maintain approximately equal value exposure in its long positions in Enhanced RAFI™ 1000 and short positions in the S&P 500 in an effort to offset the effects on the Fund’s performance of general stock market movements, PIMCO may increase or decrease the Fund’s long exposure to Enhanced RAFI™ 1000 or the Fund’s short exposure to the S&P 500 when PIMCO deems it appropriate to do so. Because Enhanced RAFI™ 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or when PIMCO otherwise deems it appropriate to do so, the Fund may invest in, or take short positions in, other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of Enhanced RAFI™ 1000 relative to the S&P 500. The Fund also may invest in exchange traded funds.

The values of derivatives based on Enhanced RAFI™ 1000 and the S&P 500 should closely track changes in the value of Enhanced RAFI™ 1000 and the S&P 500. However, these derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Fund’s assets may be invested in Fixed Income Instruments. The Fund intends to invest a substantial portion of its assets in high yield Municipal Bonds and “private activity” bonds that are rated (at the time of purchase) below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality (commonly known as “junk bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund may also invest, without limitation, in higher rated Municipal Bonds. The Fund may invest up to 30% of its assets in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such the portion of the Fund’s distribution attributable to such bonds and other derivative investments may be subject to federal income tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Research Affiliates, LLC, the Fund’s sub-adviser, provides investment advisory services in connection with the Fund’s use of Enhanced RAFI™ 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI™ 1000 for purposes of developing Enhanced RAFI™ 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from four to eleven years based on PIMCO’s forecast for interest rates.

Assets not invested in equity securities or Enhanced RAFI™ 1000 and S&P 500 derivatives may be invested in Fixed Income Instruments, including those rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest in other derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may also invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

Although the Fund seeks to protect against equity market risk arising from its long exposure to Enhanced RAFI™ 1000 by maintaining short exposure to the S&P 500, under certain conditions, generally in a market where Enhanced RAFI™ 1000 underperforms relative to the S&P 500 and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk • Derivatives Risk • Equity Risk	• Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk	• Leveraging Risk • Management Risk • California State-Specific Risk • New York State-Specific Risk • Municipal Project-Specific Risk • Tax Risk • Short Sale Risk

PIMCO Fundamental Advantage Total Return Strategy Fund
Ticker Symbols:
PFATX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Focus Long exposure to Enhanced RAFI™ 1000 hedged by short exposure to the S&P 500 Index, backed by a portfolio of Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total assets below Baa

	Average Collateral Fixed Income	Dividend Frequency
	Duration	Declared and distributed quarterly
See description below

The Fund seeks to achieve its investment objective by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 Index (the “S&P 500”), backed by a diversified portfolio of short and intermediate maturity Fixed Income Instruments. Enhanced RAFI™ 1000 and the S&P 500 are further described below. The Fund’s strategy with respect to maintaining long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 can be characterized as “market neutral” because it seeks to maintain a low correlation to the fluctuation of the U.S. equity market as a whole while returning the relative appreciation (or depreciation) of Enhanced RAFI™ 1000 over the S&P 500.

Enhanced RAFI™ 1000 is a performance recalibrated version of the FTSE RAFI™ 1000 Index, which is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, Enhanced RAFI™ 1000 is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years), and may incorporate additional factors, including but not limited to the quality of corporate earnings, the risk of financial distress and the quality of corporate governance/accounting practices. Indexes based on market capitalization, including but not limited to the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Enhanced RAFI™ 1000 seeks to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. The S&P 500 is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to maintain long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 even when Enhanced RAFI™ 1000 is underperforming relative to the S&P 500.

The Fund may invest in common stocks, options, futures, options on futures and swaps to gain long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500. The Fund typically will seek to simultaneously gain long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500, each in an amount, under normal circumstances, approximately equal to the Fund’s net assets, by investing in total return swap agreements. While the Fund will, under normal circumstances, seek to maintain approximately equal value exposure in its long positions in Enhanced RAFI™ 1000 and short positions in the S&P 500 in an effort to offset the effects on the Fund’s performance of general stock market movements, PIMCO may increase or decrease the Fund’s long exposure to Enhanced RAFI™ 1000 or the Fund’s short exposure to the S&P 500 when PIMCO deems it appropriate to do so. Because Enhanced RAFI™ 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or when PIMCO otherwise deems it appropriate to do so, the Fund may invest in, or take short positions in, other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of Enhanced RAFI™ 1000 relative to the S&P 500. The Fund also may invest in exchange traded funds.

The values of derivatives based on Enhanced RAFI™ 1000 and the S&P 500 should closely track changes in the value of Enhanced RAFI™ 1000 and the S&P 500. However, these derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Fund’s assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund’s sub-adviser, provides investment advisory services in connection with the Fund’s use of Enhanced RAFI™ 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI™ 1000 for purposes of developing Enhanced RAFI™ 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of June 30, 2008, the duration of the Lehman Brothers U.S. Aggregate Index was 4.68 years. The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may also invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

Although the Fund seeks to protect against equity market risk arising from its long exposure to Enhanced RAFI™ 1000 by maintaining short exposure to the S&P 500, under certain conditions, generally in a market where Enhanced RAFI™ 1000 underperforms relative to the S&P 500 and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Fundamental IndexPLUSTM Fund	Ticker Symbols:
PFPIX (Inst. Class)
PFPAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks total return which exceeds that of the FTSE RAFI 1000 Index	Fund Focus Enhanced RAFI™ 1000 derivatives backed by a portfolio of short-term Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration ≤ 1 year	Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index (the “Index”) by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced, performance recalibrated version of the Index (“Enhanced RAFI™ 1000”), backed by a portfolio of short-term Fixed Income Instruments. The Index and Enhanced RAFI™ 1000 are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund uses Enhanced RAFI™ 1000 derivatives in addition to or in place of Enhanced RAFI™ 1000 stocks to attempt to equal or exceed the performance of the Index. The values of Enhanced RAFI™ 1000 derivatives closely track changes in the value of Enhanced RAFI™ 1000. However, Enhanced RAFI™ 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund’s sub-adviser, provides investment advisory services in connection with the Fund’s use of Enhanced RAFI™ 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI™ 1000 for purposes of developing Enhanced RAFI™ 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The Index is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value, which includes accounting data found in a company’s annual report, selected from the constituents of a proprietary U.S. stock universe. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI™ 1000 is a performance recalibrated version of the Index that incorporates additional factors, such as the quality of corporate earnings and the risk of financial distress, and recalibrates existing factors utilized in the Index that affect a company’s fundamental drivers of value. Enhanced RAFI™ 1000 may also be rebalanced more frequently than the Index. The Fund seeks to remain invested in Enhanced RAFI™ 1000 derivatives or Enhanced RAFI™ 1000 stocks even when Enhanced RAFI™ 1000 is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI™ 1000 by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI™ 1000 from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund’s sub-adviser facilitates the Fund’s use of Enhanced RAFI™ 1000 derivatives by providing model portfolios of Enhanced RAFI™ 1000 securities to the Fund’s swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI™ 1000 to the Fund. Because Enhanced RAFI™ 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of Enhanced RAFI™ 1000.

Though the Fund does not normally invest directly in Enhanced RAFI™ 1000 securities, when Enhanced RAFI™ 1000 derivatives appear to be overvalued relative to Enhanced RAFI™ 1000, the Fund may invest all of its assets in a “basket” of Enhanced RAFI™ 1000 stocks. The Fund also may invest in exchange traded funds. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

Under certain conditions, generally in a market where the value of both FTSE RAFI 1000 Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of FTSE RAFI 1000 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Market Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Fundamental IndexPLUSTM TR Fund	Ticker Symbols:
PXTIX (Inst. Class)
PXTAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks total return which exceeds that of the FTSE RAFI 1000 Index	Fund Focus Enhanced RAFI™ 1000 derivatives backed by a portfolio of Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index (the “Index”) by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced, performance recalibrated version of the Index (“Enhanced RAFI™ 1000”), backed by a portfolio of short and intermediate maturity Fixed Income Instruments. The Index and Enhanced RAFI™ 1000 are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund uses Enhanced RAFI™ 1000 derivatives in addition to or in place of Enhanced RAFI™ 1000 stocks to attempt to equal or exceed the performance of the Index. The values of Enhanced RAFI™ 1000 derivatives closely track changes in the value of Enhanced RAFI™ 1000. However, Enhanced RAFI™ 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund’s sub-adviser, provides investment advisory services in connection with the Fund’s use of Enhanced RAFI™ 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI™ 1000 for purposes of developing Enhanced RAFI™ 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of June 30, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.70 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Index is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value, which includes accounting data found in a company’s annual report, selected from the constituents of a proprietary U.S. stock universe. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI™ 1000 is a performance recalibrated version of the Index that incorporates additional factors, such as the quality of corporate earnings and the risk of financial distress, and recalibrates existing factors utilized in the Index that affect a company’s fundamental drivers of value. Enhanced RAFI™ 1000 may also be rebalanced more frequently than the Index. The Fund seeks to remain invested in Enhanced RAFI™ 1000 derivatives or Enhanced RAFI™ 1000 stocks even when Enhanced RAFI™ 1000 is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI™ 1000 by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI™ 1000 from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund’s sub-adviser facilitates the Fund’s use of Enhanced RAFI™ 1000 derivatives by providing model portfolios of Enhanced RAFI™ 1000 securities to the Fund’s swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI™ 1000 to the Fund. Because Enhanced RAFI™ 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of Enhanced RAFI™ 1000.

Though the Fund does not normally invest directly in Enhanced RAFI™ 1000 securities, when Enhanced RAFI™ 1000 derivatives appear to be overvalued relative to Enhanced RAFI™ 1000, the Fund may invest all of its assets in a “basket” of Enhanced RAFI™ 1000 stocks. The Fund also may invest in exchange traded funds. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The

Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

Under certain conditions, generally in a market where the value of both FTSE RAFI 1000 Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of FTSE RAFI 1000 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Market Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Ticker Symbols:
PGBIX (Inst. Class)
PGDAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital	Fund Focus U.S. and hedged non-U.S. intermediate maturity Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies or the U.S. dollar. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Indices Global Index Hedged in USD, which as of June 30, 2007 was 6.16 years. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Global Bond Fund (Unhedged)	Ticker Symbols:
PIGLX (Inst. Class)
PADMX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus U.S. and non-U.S. intermediate maturity Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies or the U.S. dollar.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD, which as of June 30, 2007 was 6.16 years. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO GNMA Fund	Ticker Symbols:
PDMIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short to intermediate maturity mortgage-related fixed income securities	Credit Quality Baa to Aaa; maximum 10% of total assets below Aaa

	Average Portfolio Duration 1-7 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies from one to seven years based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets • Risk Leveraging • Risk Management Risk • Short Sale Risk

PIMCO High Yield Fund	Ticker Symbols:
PHIYX (Inst. Class)
PHYAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Higher yielding fixed income securities	Credit Quality Caa to Aaa; minimum 80% of assets below Baa subject to maximum 5% of total assets rated Caa

	Average Portfolio Duration 2-6 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies from two to six years based on PIMCO’s forecast for interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO High Yield Municipal Bond Fund	Ticker Symbols:
PHMIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks high current income exempt from federal income tax. Total return is a secondary objective	Fund Focus Intermediate to long-term maturity high yield municipal securities (exempt from federal income tax)	Credit Quality No Limitation

	Average Portfolio Duration 4-11 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund intends to invest a substantial portion of its assets in high yield Municipal Bonds and “private activity” bonds that are rated (at the time of purchase) below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality (commonly known as “junk bonds”). The Fund may also invest, without limitation, in higher rated Municipal Bonds. The Fund may invest up to 30% of its assets in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds.

The average portfolio duration of this Fund normally varies from four to eleven years, based on PIMCO’s forecast for interest rates. The portfolio manager focuses on Municipal Bonds with the potential to offer high current income, typically looking for Municipal Bonds that can provide consistently attractive current yields or that are trading at competitive market prices. The “total return” sought by the Fund consists of both income earned on its investments and capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in other types of Fixed Income Instruments. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Issuer Non-Diversification Risk • Leveraging Risk	• Management Risk • California State-Specific Risk • New York State-Specific Risk • Municipal Project-Specific Risk • Short Sale Risk

PIMCO Income Fund	Ticker Symbols:
PIMIX (Inst. Class)
PIINX (Admin. Class)

Principal Investments and Strategies

Investment Objective The Fund’s primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.	Fund Focus Broad range of Fixed Income Instruments	Credit Quality Caa to Aaa; maximum 50% of total assets below Baa

	Average Portfolio Duration 2-8 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will generally allocate its assets among several investment sectors, which may include, without limitation: (i) high yield securities (“junk bonds”) and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund’s exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from two to eight years based on PIMCO’s forecast for interest rates.

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	Ticker Symbol:
PISIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks total return which exceeds that of its benchmark index consistent with prudent investment management	Fund Focus Non-U.S. equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total assets below Baa

	Average Collateral Fixed Income Duration See description below	Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund’s benchmark index is the Morgan Stanley Capital International Europe Australasia Far East (“EAFE”) Net Dividend Index (the “Index”). The Fund uses equity derivatives in addition to or in place of stocks to attempt to equal or exceed the performance of the Index. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of June 30, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.70 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on an unhedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange traded funds. The Fund’s equity exposure will not be hedged into U.S. dollars. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)
Ticker Symbols:
PSKIX (Inst. Class)
PSKAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return which exceeds that	Non-U.S. equity derivatives backed by	B to Aaa; maximum 10% of total assets
of its benchmark index consistent with	a portfolio of Fixed Income	below Baa
prudent investment management	Instruments

	Average Collateral Fixed Income	Dividend Frequency
	Duration	Declared and distributed quarterly
See description below

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund’s benchmark index is the Morgan Stanley Capital International Europe Australasia Far East (“EAFE”) Net Dividend Index (the “Index”). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers U.S. Aggregate Index. As of June 30, 2008, the duration of the Lehman Brothers U.S. Aggregate Index was 4.68 years. The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on an unhedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange traded funds. The Fund’s equity exposure will not be hedged into U.S. dollars. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk • Derivatives Risk	• Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Investment Grade Corporate Bond Fund	Ticker Symbols:
PIGIX (Inst. Class)
PGCAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return,	Corporate fixed income	B to Aaa; maximum 10% of total assets
consistent with preservation of	securities	below Baa
capital and prudent investment
management

	Average Portfolio Duration	Dividend Frequency
	3-7 years	Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies from three to seven years based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Japanese StocksPLUS® TR Strategy Fund	Ticker Symbols:
PJSIX (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return which exceeds	Japanese equity derivatives hedged to	B to Aaa; maximum 10% of total assets
that of its benchmark index	U.S. dollars backed by a portfolio of	below Baa
consistent with prudent investment	Fixed Income Instruments
management

	Average Collateral Fixed Income	Dividend Frequency
	Duration	Declared and distributed quarterly
See description below

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in Japanese equity derivatives, backed by a portfolio of Fixed Income Instruments. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund’s benchmark index is the MSCI Japan Index, hedged to U.S. dollars (the “Index”). The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses equity derivatives in addition to or in place of stocks to attempt to equal or exceed the performance of the Index. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, equity derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of June 30, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.70 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Index is a free float-adjusted market capitalization that is designed to measure equity market performance in Japan represented in U.S. dollars on a hedged basis. These stocks are representative of Japanese companies that are available to investors worldwide. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in Japanese equities or Japanese equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Japanese Concentration Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Long Duration Total Return Fund	Ticker Symbols:
PLRIX (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return,	Long-term maturity Fixed Income	B to Aaa; maximum 10% of total
consistent with prudent investment	Instruments	assets below Baa
management

	Average Portfolio Duration	Dividend Frequency
	See description below	Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Long Term Government Credit Index, which as of June 30, 2007 was 10.55 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) that are rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Long-Term U.S. Government Fund	Ticker Symbols:
PGOVX (Inst. Class)
PLGBX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return,	Long-term maturity fixed income	A to Aaa
consistent with preservation of	securities
capital and prudent investment
management

	Average Portfolio Duration	Dividend Frequency
	≥ 8 years	Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. The Fund also may obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. While PIMCO may invest in derivatives any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally expected to be more than ten years.

The Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk	• Issuer Risk	• Leveraging Risk
• Credit Risk	• Derivatives Risk	• Management Risk
• Market Risk	• Mortgage-Related and Other Asset-Backed Risk	• Short Sale Risk

PIMCO Low Duration Fund	Ticker Symbols:
PTLDX (Inst. Class)
PLDAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent	Short maturity Fixed Income Instruments	B to Aaa; maximum 10% of total assets
with preservation of capital and prudent		below Baa
investment management

	Average Portfolio Duration	Dividend Frequency
	1–3 years	Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies from one to three years based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Low Duration Fund II	Ticker Symbols:
PLDTX (Inst. Class)
PDFAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent	Short maturity Fixed Income Instruments	A to Aaa
with preservation of capital and prudent
investment management

	Average Portfolio Duration	Dividend Frequency
	1-3 years	Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies from one to three years based on PIMCO’s forecast for interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated A or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk	• Mortgage-Related and Other Asset-Backed Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Low Duration Fund III	Ticker Symbols:
PLDIX (Inst. Class)
PDRAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Short maturity Fixed Income Instruments	B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration	Dividend Frequency
	1-3 years	Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies from one to three years based on PIMCO’s forecast for interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan (a “Sudan-Related Issuer”). In analyzing whether an issuer is a Sudan-Related Issuer, PIMCO may rely upon, among other things, information from a list provided by an independent third party.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Moderate Duration Fund	Ticker Symbols:
PMDRX (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Short and intermediate maturity Fixed Income Instruments	B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration	Dividend Frequency
	See description below	Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Intermediate Government/Credit Bond Index, which as of June 30, 2007 was 3.67 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Money Market Fund	Ticker Symbols:
PMIXX (Inst. Class)
PMAXX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum current income, consistent with preservation of capital and daily liquidity	Money market instruments	Minimum 95% of total assets rated Prime 1; ≤ 5% of total assets Prime 2

	Average Portfolio Maturity	Dividend Frequency
	≤ 90 days dollar-weighted average maturity	Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in obligations issued by U.S. banks.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk	• Issuer Risk
• Credit Risk	• Foreign (Non-U.S.) Investment Risk
• Market Risk	• Management Risk

PIMCO Mortgage-Backed Securities Fund	Ticker Symbols:
PTRIX (Inst. Class)
PMTAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Short and intermediate maturity mortgage-related Fixed Income Instruments	Baa to Aaa; maximum 10% of total assets below Aaa

	Average Portfolio Duration	Dividend Frequency
	1-7 years	Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies from one to seven years based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Municipal Bond Fund	Ticker Symbols:
PFMIX (Inst. Class)
PMNAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	Ba to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration	Dividend Frequency
	3-10 years	Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Municipal Bonds. Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or “private activity” bonds. For shareholders subject to the federal alternative minimum tax (“AMT”), distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or “private activity” bonds which are high yield securities (“junk bonds”) rated at least Ba by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund normally varies from three to ten years, based on PIMCO’s forecast for interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund may invest in derivatives, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Leveraging Risk • Management Risk	• California State-Specific Risk • New York State-Specific Risk • Municipal Project-Specific Risk • Short Sale Risk

PIMCO New York Municipal Bond Fund	Ticker Symbols:
PNYIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration	Dividend Frequency
	3-12 years	Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax. By concentrating its investments in New York, the Fund will be subject to New York State-Specific Risk.

The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies from three to twelve years based on PIMCO’s forecast for interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Issuer Non-Diversification Risk	• Leveraging Risk • Management Risk • New York State-Specific Risk • Municipal Project-Specific Risk • Short Sale Risk

PIMCO Real Return Fund	Ticker Symbols:
PRRIX (Inst. Class)
PARRX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Inflation-indexed fixed income securities	B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration	Dividend Frequency
	See description below	Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor, typically between 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Lehman Brothers U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within three years (plus or minus) of the duration of the Lehman Brothers U.S. TIPS Index, which as of June 30, 2007 was 6.37 years.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Real Return Asset Fund	Ticker Symbols:
PRAIX (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum real return, consistent with prudent investment management	Inflation-indexed fixed income securities	B to Aaa; maximum 20% of total assets below Baa

	Average Portfolio Duration	Dividend Frequency
	See description below	Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor, typically between 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Lehman Brothers U.S. Treasury Inflation Notes 10+ Years Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within four years (plus or minus) of the effective duration of the Lehman Brothers U.S. Treasury Inflation Notes 10+ Years Index, which as of June 30, 2007 was 11.81 years.

The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may gain exposure to the commodity markets by investing in commodity-linked derivatives. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Commodity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO RealEstateRealReturn Strategy Fund	Ticker Symbols:
PRRSX (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum real return consistent with prudent investment management	Real estate-linked derivatives backed by a portfolio of inflation indexed and other Fixed Income Instruments	B to Aaa; maximum 10% of total assets below Baa

	Average Collateral Fixed Income Duration	Dividend Frequency
	≤ 10 years	Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Fund may also invest directly in real estate investment trusts (“REIT”) and in common and preferred stocks as well as convertible securities of issuers in real estate-related industries. The Fund may also invest in exchange traded funds.

The Fund typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the “Code”), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Real Estate Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Short Duration Municipal Income Fund	Ticker Symbols:
PSDIX (Inst. Class)
PSDMX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks high current income exempt from federal income tax, consistent with preservation of capital	Short to intermediate maturity municipal securities (exempt from federal income tax)	Baa to Aaa

	Average Portfolio Duration	Dividend Frequency
	≤ 3 years	Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Municipal Bonds. Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed three years. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Leveraging Risk • Management Risk	• California State-Specific Risk • New York State-Specific Risk • Municipal Project-Specific Risk • Short Sale Risk

PIMCO Short-Term Fund	Ticker Symbols:
PTSHX (Inst. Class)
PSFAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum current income, consistent with preservation of capital and daily liquidity	Money market instruments and short maturity Fixed Income Instruments	B to Aaa; maximum 10% of total asset below Baa

	Average Portfolio Duration	Dividend Frequency
	≤ 1 year	Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund will vary based on PIMCO’s forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Small Cap StocksPLUS® TR Fund	Ticker Symbols:
PSCSX (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return which exceeds that of the Russell 2000® Index	Russell 2000® Index derivatives backed by a diversified portfolio of Fixed Income Instruments	B to Aaa; maximum 10% of total assets below Baa

	Average Collateral Fixed Income Duration See description below	Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the Russell 2000 Index by investing under normal circumstances substantially all of its assets in Russell 2000 Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by PIMCO. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses Russell 2000 Index derivatives in addition to or in place of Russell 2000 Index stocks to attempt to equal or exceed the performance of the Russell 2000 Index. The value of Russell 2000 Index derivatives closely track changes in the value of the index. However, Russell 2000 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of June 30, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.70 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Russell 2000 Index is composed of 2,000 of the smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Fund seeks to remain invested in Russell 2000 Index derivatives or Russell 2000 Index stocks even when the Russell 2000 Index is declining.

Though the Fund does not normally invest directly in Russell 2000 Index securities, when Russell 2000 Index derivatives appear to be overvalued relative to the Russell 2000 Index, the Fund may invest all of its assets in a “basket” of Russell 2000 Index stocks. The Fund also may invest in exchange traded funds based on the Russell 2000 Index.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Smaller Company Risk • Management Risk • Short Sale Risk

PIMCO StocksPLUS® Fund	Ticker Symbols:
PSTKX (Inst. Class)
PPLAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return which exceeds that of the S&P 500	S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities	B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration ≤ 1 year	Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO StocksPLUS® Long Duration Fund	Ticker Symbols:
PSLDX (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return which exceeds its benchmark consistent with prudent investment management	S&P 500 stock index derivatives backed by a portfolio of long-term fixed income securities	B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark indexes, the S&P 500 Index and a secondary blended index (as described below, and together with the S&P 500 Index, the “Indexes”), by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the Indexes. The value of S&P 500 derivatives closely track changes in the value of the S&P 500 Index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within two years (plus or minus) of the duration of the Lehman Brothers Long-Term Government/Credit Index, which as of July 31, 2007 was 10.88 years.

The Fund seeks to remain invested in S&P 500 derivatives and/or S&P 500 stocks even when the S&P 500 is declining. The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in S&P 500 stocks. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO StocksPLUS® Total Return Fund	Ticker Symbols:
PSPTX (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return which exceeds that of the S&P 500	S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments	B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of June 30, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.70 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO StocksPLUS® TR Short Strategy Fund	Ticker Symbols:
PSTIX (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return through the implementation of short investment positions on the S&P 500	Short S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments	B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the “Index”) or specific Index securities, backed by a portfolio of Fixed Income Instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index, subject to certain limitations. The Fund will generally realize gains only when the price of the Index is declining. When the Index is rising, the Fund will generally incur a loss. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions.

The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may invest all of its assets in such instruments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund’s exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund plans to purchase call options on Index futures contracts or on other similar Index derivatives, from time to time in an effort to limit the total potential decline in the Fund’s net asset value during a market in which prices of securities are rising or expected to rise. Because the Fund invests primarily in short positions, gains and losses in the Fund will primarily be short-term. However, a portion of the gains or losses from certain types of derivatives including futures contracts on broad based stock indexes in which the Fund may choose to invest will be treated as long-term gains or losses.

The Fund may use strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The Fund may do so in order to generate investment returns or to offset or defray the cost of purchasing call options on Index futures contracts or other similar Index derivatives. For example, the Fund may simultaneously purchase and sell identical or equivalent futures contracts or other instruments across two or more markets, in order to benefit from a discrepancy in their prices. Such strategies may involve high portfolio turnover and correspondingly greater transaction costs to the Fund, and may result in the realization of taxable capital gains, including short-term capital gains, which are generally taxed at ordinary income tax rates. Please see “Characteristics and Risks of Securities and Investment Techniques—Portfolio Turnover” for a discussion of the affect of portfolio turnover on Fund performance.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of June 30, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.70 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The combination of income and capital gains or losses derived from the Fixed Income Instruments serving as cover for the Fund’s short positions, coupled with the ability of the Fund to reduce or limit short exposure, as described above, may result in an imperfect inverse correlation between the performance of the Index and the performance of the Fund.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Market Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Total Return Fund	Ticker Symbols:
PTTRX (Inst. Class)
PTRAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Intermediate maturity Fixed Income Instruments	B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration +/- 2 years of its benchmark; see description below	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of June 30, 2007 was 4.70 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equity securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Total Return Fund II	Ticker Symbols:
PMBIX (Inst. Class)
PRADX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Intermediate maturity Fixed Income Instruments	Baa to Aaa

	Average Portfolio Duration See description below	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of June 30, 2007 was 4.70 years. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk	• Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Total Return Fund III	Ticker Symbols:
PTSAX (Inst. Class)
PRFAX (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Intermediate maturity Fixed Income Instruments	B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of June 30, 2007 was 4.70 years. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan (a “Sudan-Related Issuer”). In analyzing whether an issuer is a Sudan-Related Issuer, PIMCO may rely upon, among other things, information from a list provided by an independent third party.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Unconstrained Bond Fud	Ticker Symbols:
PFIUX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum long-term return, consistent with preservation of capital and prudent investment management	Broad range of Fixed Income Instruments	Maximum 40% of total assets below Baa

	Average Portfolio Duration (-3) to 8 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from negative 3 years to (positive) 8 years based on PIMCO’s forecast for interest rates.

The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 40% of its total assets in securities rated below Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds

Shareholders’ Guide for Class A, B, C and R Shares

December [    ], 2008

This Guide relates to the mutual funds (each, a “Fund”) that are series of Allianz Funds (the “Allianz Trust”), the Allianz Funds Multi-Strategy Trust (the “Multi-Strategy Trust”) and PIMCO Funds (the “PIMCO Trust” and, together with the Allianz Trust and the Multi-Strategy Trust, the “Trusts”). Class A, B, C and R shares of the Allianz Trust, the Multi-Strategy Trust and the PIMCO Trust are offered through separate prospectuses (each as from time to time revised or supplemented, a “Retail Prospectus”). The information in this Guide is subject to change without notice at the option of the Trusts, the Advisers or the Distributor.

This Guide contains detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. This Guide is not a prospectus, and should be used in conjunction with the applicable Retail Prospectus. This Guide, and the information disclosed herein, is incorporated by reference in, and considered part of, the Statement of Additional Information corresponding to each Retail Prospectus.

Allianz Global Investors Distributors LLC distributes the Funds’ shares. You can call Allianz Global Investors Distributors LLC at 1-800-426-0107 to find out more about the Funds and other funds in the Allianz Trust, Multi-Strategy Trust and PIMCO Trust family. You can also visit our Web sites at www.allianzinvestors.com and www.pimcofunds.com.

How to Buy Shares

Class A, Class B, Class C and Class R shares of each Fund are continuously offered through the Trusts’ principal underwriter, Allianz Global Investors Distributors LLC (the “Distributor”) and through other firms which have dealer agreements with the Distributor (“participating brokers”) or which have agreed to act as introducing brokers for the Distributor (“introducing brokers”). The Distributor is an affiliate of Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management”), the investment adviser and administrator to the Funds that are series of the Allianz Trust, the investment manager to the Funds that are series of the Multi-Strategy Trust and a subsidiary of Allianz Global Investors of America L.P. (“Allianz”). The Distributor is also an affiliate of Pacific Investment Management Company LLC (“Pacific Investment Management Company”), the investment adviser and administrator to the Funds that are series of the PIMCO Trust, and also a subsidiary of Allianz. Allianz Global Fund Management and Pacific Investment Management Company are each referred to herein as an “Adviser.”

Purchases Through Your Financial Advisor:

You may purchase Class A, Class B or Class C shares through a financial advisor.

Purchases By Mail:

Investors who wish to invest in Class A, Class B or Class C shares by mail may send a completed application form along with a check payable to Allianz Global Investors Distributors LLC, to the Distributor at:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

(The Distributor does not provide investment advice and will not accept any responsibility for your selection of investments as it does not have access to the information necessary to assess your financial situation). All shareholders who establish accounts by mail will receive individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases which result from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See “Distributions” in the applicable Retail Prospectus. Information regarding direct investment or any other features or plans offered by the Trusts may be obtained by calling the Distributor at 1-800-426-0107 or by calling your broker.

Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

The Distributor reserves the right to require payment by wire or official U.S. bank check. The Distributor generally does not accept payments made by cash, money order, temporary/starter checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

Purchases By Telephone

You may elect to purchase shares after enrolling in Fund Link (see “Allianz Funds and PIMCO Funds Fund Link” below). You can purchase fund shares over the phone. To initiate such purchases, call 1-800-426-0107.

Purchasing Class R Shares

Class R shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans, and other specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or an Adviser to utilize Class R shares in certain investment products or programs (each such plan or account, a “Class R Eligible Plan”). Class R shares are not available to traditional and Roth IRAs, SEPs, SAR-SEPs, SIMPLE IRAs, 403(b)(7) custodial accounts, Coverdell Education Savings Accounts or retail or institutional benefit plans other than those specified above. Additionally, Class R shares are generally available only to Class R Eligible Plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial services firm level). Although Class R shares may be purchased by a plan administrator directly from the Distributor, specified benefit plans that purchase Class R shares directly from the Distributor must hold their shares in an omnibus account at the benefit plan level. Plan participants may not directly purchase Class R shares from the Distributor.

Subsequent Purchases of Shares

Subsequent purchases of Class A, Class B or Class C shares can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement. Except for subsequent purchases through the Allianz Funds and PIMCO Funds Auto-Invest plan, the Allianz Funds and PIMCO Funds Auto-Exchange plan, tax-qualified programs and the Allianz Funds and PIMCO Funds Fund Link referred to below, and except during periods when an Automatic Withdrawal Plan is in effect, the minimum subsequent purchase in any Fund is $100. All payments should be made payable to Allianz Global Investors Distributors LLC and should clearly indicate the shareholder’s account number. Checks should be mailed to the address above under “Purchase by Mail.”

Unavailable or Restricted Funds

Certain Funds and/or share classes are not currently offered to the public as of the date of this Guide. Please see the applicable Prospectuses for details. This Guide will be revised or supplemented when and if these restrictions change.

On Purchasing Shares

Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales charge which may be imposed either (i) at the time of the purchase in the case of Class A shares (the “initial sales charge alternative”), (ii) on a contingent deferred basis in the case of Class B shares (the “deferred sales charge alternative”) or (iii) by the deduction of an ongoing asset based sales charge in the case of Class C shares (the “asset based sales charge alternative”). Class R shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order. In certain circumstances, Class A and Class C shares are also subject to a Contingent Deferred Sales Charge (“CDSC”). See “Alternative Purchase Arrangements.” Purchase payments for Class B and Class C shares are fully invested at the net asset value next determined after acceptance of the trade. Purchase payments for Class A shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

All purchase orders received by the Distributor prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day are processed at that day’s offering price. However, orders received by the Distributor from dealers or brokers after the offering price is determined that day will receive such offering price if the orders were received by the dealer or broker from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m., Eastern time) or, in the case of certain retirement plans that have an agreement with Pacific Investment Management Company, Allianz Global Fund Management or the Distributor, received by the Distributor or the relevant transfer agent prior to 9:30 a.m., Eastern time on the next business day. Purchase orders received on other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended on any day on which the New York Stock Exchange is closed and, if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Minimum Purchase Amounts

Except for purchases through the Allianz Funds and PIMCO Funds Auto-Invest plan, the Allianz Funds and PIMCO Funds Auto-Exchange plan, investments pursuant to the Uniform Gifts to Minors Act, tax-qualified plans and, to the extent agreed to by the Distributor, wrap programs referred to below under “Alternative Purchase Arrangements—Sales at Net Asset

Value,” and purchases by certain registered representatives as described below under “Registered Representatives’ Investments,” the minimum initial investment in Class A, Class B or Class C shares of any Fund is $5,000, with a minimum additional investment of $100 per Fund, and there is no minimum initial or additional investment in Class R shares because Class R shares may only be purchased through omnibus accounts. For information about dealer commissions and other payments to dealers, see “Alternative Purchase Arrangements” below. Persons selling Fund shares may receive different compensation for selling Class A, Class B, Class C or Class R shares. Normally, Fund shares purchased through participating brokers are held in the investor’s account with that broker. No share certificates will be issued unless specifically requested in writing by an investor or broker-dealer.

Tax-Qualified Specified Benefit and Other Plans

The Distributor makes available specified benefit plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which Boston Safe Deposit & Trust Company serves as trustee and for IRA Accounts under the Internal Revenue Code of 1986, as amended (the “Code”). The Distributor makes available services and prototype documents for Simplified Employee Pension Plans (SEP). In addition, prototype documents are available for establishing 403(b)(7) custodial accounts with Boston Safe Deposit & Trust Company as custodian. This form of account is available to employees of certain non-profit organizations.

In this Guide, a “Plan Investor” means any of the following: 401(k) plan, profit-sharing plan, money purchase pension plan, defined benefit plan, 457 plan, employer-sponsored 403(b) plan, non-qualified deferred compensation plan, health care benefit funding plan and specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or an Adviser to utilize Class R shares in certain investment products or programs, or other benefit plan specified as such by the Distributor. The term “Plan Investor” does not include an IRA, Roth IRA, SEP IRA, SIMPLE IRA, SAR-SEP IRA, 403(b)(7) custodial account, a Coverdell Education Savings Account or a College Access 529 Plan Account.

The minimum initial investment for all Plan Investors, IRAs, Roth IRAs, SEP IRAs, SIMPLE IRAs, SAR-SEP IRAs and 403(b)(7) custodial accounts are set forth in the table under “Specified Benefit Account Minimums” below.

Note for Plan Investors. For Plan Investors invested in a Fund through “omnibus” account arrangements, there is no minimum initial investment per plan participant. Instead, there is a minimum initial investment per plan, which is agreed upon by the Distributor and the financial intermediary maintaining the omnibus account. However, any Plan Investor that has existing positions in the Funds and that does not already maintain an omnibus account with a Fund and would like to invest in such Fund is subject to the minimum initial investment set forth in the table under “Specified Benefit Account Minimums” below.

Allianz Funds and PIMCO Funds Auto-Invest

The Allianz Funds and PIMCO Funds Auto-Invest plan provides for periodic investments into the shareholder’s account with the Trust by means of automatic transfers of a designated amount from the shareholder’s bank account. The minimum investment for eligibility in the Allianz Funds and PIMCO Funds Auto-Invest plan is $2,500 per Fund. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. Further information regarding the Allianz Funds and PIMCO Funds Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the account application, or you may obtain an Auto-Invest application by calling the Distributor or your broker. The use of the Allianz Funds and PIMCO Funds Auto-Invest plan may be limited for certain Funds and/or share classes at the discretion of the Distributor.

Registered Representatives’ Investments

Current registered representatives and other full-time employees of participating brokers or such persons’ spouses or trusts or custodial accounts for their minor children may purchase Class A shares at net asset value without a sales charge. The minimum initial investment in each case is $1,000 per Fund and the minimum subsequent investment is $50.

Uniform Gifts to Minors Act Investments

For investments pursuant to the Uniform Gifts to Minors Act, the minimum initial investment in Class A, Class B and Class C shares of any Fund is $2,500, with a minimum additional investment of $50 per Fund.

Allianz Funds and PIMCO Funds Auto-Exchange

The Allianz Funds and PIMCO Funds Auto-Exchange plan establishes regular, periodic exchanges from one Fund account to another Fund account. The plan provides for regular investments into a shareholder’s account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration.

Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $2,500 to open a new Fund account and of $50 for any existing Fund account for which shares are purchased through the plan.

Further information regarding the Allianz Funds and PIMCO Funds Auto-Exchange plan is available from the Distributor at
1-800-426-0107 or participating brokers. You may enroll by completing an application which may be obtained from the Distributor or by telephone request at 1-800-426-0107. The use of Allianz Funds and PIMCO Funds Auto-Exchange plan may be limited for certain Funds and/or other share classes at the option of the Distributor, and as set forth in the Prospectus. For more information on exchanges, see “Exchange Privilege.”

Allianz Funds and PIMCO Funds Fund Link

Allianz Funds and PIMCO Funds Fund Link (“Fund Link”) connects your Fund account(s) with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under “How to Redeem.” Purchase transactions are effected by electronic funds transfers from the shareholder’s account at a U.S. bank or other financial institution that is an Automated Clearing House (“ACH”) member. Investors may use Fund Link to make subsequent purchases of shares in any amount greater than $50. To initiate such purchases, call 1-800-426-0107. All such calls will be recorded. Fund Link is normally established within 45 days of receipt of a Fund Link application by Boston Financial Data Services, Inc. (the “Transfer Agent”), the Funds’ transfer agent for Class A, B, C and R shares. The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the regular business day the Distributor receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange. If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day.

Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker, with signatures guaranteed from all shareholders of record for the account. See “Signature Guarantee” below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker “street name” accounts or in other omnibus accounts.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount.

The Distributor reserves the right to modify its signature guarantee standards at any time. The Funds may change the signature guarantee requirements from time to time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Retail Prospectus or a new or supplemented Guide. Shareholders should contact the Distributor for additional details regarding the Funds’ signature guarantee requirements.

Account Registration Changes

Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See “Signature Guarantee” above. All correspondence must include the account number and must be sent to:

Regular Mail:

Boston Financial Data Services, Inc.

c/o Allianz Global Investors Distributors LLC

P.O. Box 8050

Boston, MA 02266-8050

Overnight Mail:

Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA

02021-2809

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, a fee at an annual rate of $16 (paid to the applicable Fund’s administrator) will automatically be deducted from accounts with balances falling below a minimum level. The valuation of Fund accounts and the deduction are expected to take place during the last five business days of each calendar quarter. The fee will be deducted in quarterly installments from Fund accounts with balances below $2,500, except that for Uniform Gift to Minors, IRA, Roth IRA, non-omnibus Plan Investor accounts, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR-SEP IRAs, Auto-Invest and Auto-Exchange accounts, the fee will be deducted from Fund accounts with balances below $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) No fee will be charged on any Fund account of a shareholder if the aggregate value of all of the shareholder’s Fund accounts (and the accounts of the shareholder’s spouse and his or her children under the age of 21 years), or all of the accounts of an employee benefits plan of a single employer, is at least $50,000. No fee will be charged on Plan Investors or Class R shares held through omnibus accounts. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. No small account fee will be charged to employee and employee-related accounts of an Adviser and/or, in the discretion of an Adviser, its affiliates.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, shareholders are asked to maintain an account balance in each Fund in which the shareholder invests at least the amount necessary to open the type of account involved. If a shareholder’s balance for any Fund is below such minimum for three months or longer, the applicable Fund’s administrator shall have the right (except in the case of employer-sponsored retirement accounts) to close that Fund account after giving the shareholder 60 days in which to increase his or her balance. The shareholder’s Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of the shareholder’s Fund shares or if the aggregate value of the shareholder’s accounts (and the accounts of the shareholder’s spouse and his or her children under the age of 21 years), or all of the accounts of an employee benefits plan of a single employer, in Funds of the Allianz Trust, Multi-Strategy Trust and PIMCO Trust exceeds $50,000.

Transfer on Death Registration

The Distributor may accept “transfer on death” (“TOD”) registration requests from investors. The laws of a state selected by the Distributor in accordance with the Uniform TOD Security Registration Act will govern the registration. The Distributor may require appropriate releases and indemnifications from investors as a prerequisite for permitting TOD registration. The Distributor may from time to time change these requirements (including by changes to the determination as to which state’s law governs TOD registrations).

Specified Benefit Account Information

Specified Benefit Account Minimums

Type of Account	Initial Minimum Investment	Subsequent Minimum Investment
IRA	$2,500 per Fund	$50 per Fund
Roth IRA	$2,500 per Fund	$50 per Fund
SEP IRA established on or before March 31, 2004	$50 per Fund/per participant	$50 per Fund/per participant
SEP IRA established after March 31, 2004	$2,500 per Fund/per participant	$50 per Fund/per participant
SIMPLE IRA*	$50 per Fund/per participant	$50 per Fund/per participant
SAR-SEP IRA*	$50 per Fund/per participant	$50 per Fund/per participant
403(b)(7) custodial account plan established on or before March 31, 2004	$50 per Fund/per participant	$50 per Fund/per participant
403(b)(7) custodial account plan established after March 31, 2004	$2,500 per Fund/per participant	$50 per Fund/per participant
Plan Investors held through omnibus accounts-
Plan Level	$0	$0
Participant Level	$0	$0
Plan Investors held through non-omnibus accounts (individual participant accounts) established on or before March 31, 2004	$50 per Fund	$50 per Fund
Plan Investors held through non-omnibus accounts (individual participant accounts) established after March 31, 2004	$2,500 per Fund	$50 per Fund

*	The minimums apply to existing accounts only. No new SIMPLE-IRA or SAR-SEP IRA accounts are being accepted.

Alternative Purchase Arrangements

The Funds offer investors up to four classes of shares (Class A, Class B, Class C and Class R) in the applicable Retail Prospectus. Class A, Class B and Class C shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Class R shares do not bear a sales charge, but are subject to expenses that vary from those levied on Class A, Class B or Class C shares, and are available only to Class R Eligible Plans. Through separate prospectuses, certain of the Funds currently offer up to four additional classes of shares in the United States: Class D, Class P, Institutional Class and Administrative Class shares. Class D shares are offered through financial intermediaries. Class P shares are offered primarily through certain asset allocation, wrap fee and other fee-based programs sponsored by broker-dealers and other financial intermediaries. Institutional Class shares are offered to pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries. Similar to Class R shares, Class D, Class P, Institutional Class and Administrative Class shares are sold without a sales charge and have different expenses than Class A, Class B, Class C and Class R shares. As a result of lower sales charges and/or operating expenses, Class D, Class P, Institutional Class and Administrative Class shares are generally expected to achieve higher investment returns than Class A, Class B, Class C or Class R shares. To obtain more information about the other classes of shares, please call the applicable Trust at 1-800-927-4648 (for Institutional Class, Administrative Class, and Class P shares) or the Distributor at 1-800-426-0107 (for Class D shares).

The alternative purchase arrangements described in this Guide are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the size of the investment, the accumulated distribution and servicing fees plus CDSCs on Class B or Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares (plus a CDSC in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, the automatic conversion of Class B shares into Class A shares and the difference in the CDSCs applicable to Class A, Class B and Class C shares.

Investors should understand that initial sales charges, servicing and distribution fees and CDSCs are all used directly or indirectly to fund the compensation of financial intermediaries who sell Fund shares. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive for recommending a particular share class over other share classes.

Class A. The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the contingent deferred sales charge alternative (Class B) or the asset based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class B and Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period which will subject such shares to a CDSC as described below. See “Class A Deferred Sales Charge” below.

Class B. Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Both Class B and Class C shares can be purchased at net asset value without an initial sales charge. However, unlike Class C shares, Class B shares convert into Class A shares after they have been held for a period of time. Class B shares of All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, Mortgage-Backed Securities, StocksPLUS® Total Return and Total Return Funds purchased on or after October 1, 2004 will convert into Class A shares after the shares have been held for five years. Class B shares of series of the PIMCO Trust purchased on or before December 31, 2001 and Class B shares of series of the Allianz Funds and PIMCO Funds not listed above purchased after September 30, 2004 convert into Class A shares after the shares have been held for seven years. Class B shares of series of the Allianz Funds and PIMCO Funds purchased after December 31, 2001 but before October 1, 2004 convert into Class A shares after the shares have been held for eight years. After the conversion takes place, the shares will no longer be subject to a CDSC, and will be subject to the servicing fees charged for Class A shares, which are lower than the distribution and servicing fees charged on either Class B or Class C shares. See “Deferred Sales Charge Alternative—Class B Shares” below. Class B shares are not available for purchase by Plan Investors or by SEP IRAs, SIMPLE IRAs, SAR-SEP IRAs and 403(b)(7) custodial accounts. Traditional and Roth IRAs may invest in Class B shares.

Class B shares of the Low Duration, Money Market, Municipal Bond, Real Return, Short-Term and StocksPLUS® Funds may only be (i) acquired through the exchange of Class B shares of other Funds; or (ii) purchased by persons who held Class B shares of the Low Duration, Money Market, Municipal Bond, Real Return, Short-Term or StocksPLUS® Funds at the close of business on September 30, 2004. If you redeem all Class B shares of the Low Duration, Money Market, Municipal Bond, Real Return, Short-Term and StocksPLUS® Funds in your account, you cannot purchase new Class B shares thereafter (although you may still acquire Class B shares of these Funds through exchange). The Funds may waive this restriction for certain specified benefit plans that were invested in Class B shares of the Low Duration, Money Market, Municipal Bond, Real Return, Short-Term or StocksPLUS® Funds at the close of business on September 30, 2004.

Class C. Class C shares might be preferred by investors who intend to purchase shares which are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially. Class C shares are preferable to Class B shares for investors who intend to maintain their investment for intermediate periods and therefore may also be preferable for investors who are unsure of the intended length of their investment. Unlike Class B shares, Class C shares are not subject to a CDSC after they have been held for one year (eighteen months for Class C shares of the CommodityRealReturn Strategy, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, NACM Emerging Markets Opportunities, NACM Global, NACM Global Equity 130/30, NACM International, NACM International Growth, NACM Pacific Rim, NFJ International Value, RCM All Horizons, RCM Global EcoTrendsSM, RCM Global Resources, RCM Global Small-Cap, RCM Global Water, RCM International Growth Equity, RCM International Opportunities, RCM Technology and RCM Wellness Funds) and are subject to only a 1% CDSC during the first year (or eighteen months). However, because Class C shares do not convert into Class A shares, Class B shares are preferable to Class C shares for investors who intend to maintain their investment in the Funds for long periods. See “Asset Based Sales Charge Alternative—Class C Shares” below.

Class R. Only Class R Eligible Plans may purchase Class R shares. Class R shares might be preferred by a Class R Eligible Plan intending to invest retirement plan assets held through omnibus accounts, which does not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Class R shares are preferable to Class B and Class C shares because Class R shares are not subject to a CDSC and are subject to lower aggregate distribution and/or service (12b-1) fees and may be preferable to Class A shares because Class R shares are not subject to the initial sales charge imposed on Class A shares.

In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally “Initial Sales Charge Alternative—Class A Shares” and “Waiver of Contingent Deferred Sales Charges” below.

The maximum purchase of Class B shares of a Fund in a single purchase is $49,999. The maximum purchase of Class C shares of a Fund in a single purchase is $499,999 ($249,999 for the Floating Income, Low Duration, Short-Term and Short Duration Municipal Income Funds).

If an investor intends to purchase Class B or Class C shares: (i) for more than one Fund and the aggregate purchase price for all such purchases will exceed $49,999 for Class B shares or $499,999 ($249,999 for the Floating Income, Low Duration, Short-Term and Short Duration Municipal Income Funds) for Class C shares or (ii) for one fund in a series of transactions and the aggregate purchase amount will exceed $49,999 for Class B shares or $499,999 ($249,999 for the Floating Income, Low Duration, Short-Term and Short Duration Municipal Income Funds) for Class C shares, then in either such event the investor should consider whether purchasing another share class may be in the investor’s best interests. The Funds may refuse any order to purchase shares.

For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class B, Class C and Class R shares, see “Distribution and Servicing (12b-1) Plans” in the Retail Prospectuses.

Waiver of Contingent Deferred Sales Charges. The CDSC applicable to Class A and Class C shares is currently waived for:

(i) any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or permanent and total disability (as defined in Section 22(e) of the Code) that occurs after the purchase of Class A or Class C shares;

(ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan;

(iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer’s plan and the transfer to another employer’s plan or to an IRA;

(iv) any partial or complete redemption following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity which is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and provided the death or disability occurs after the purchase of the shares;

(v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA;

(vi) up to 10% per year of the value of a Fund account which (a) has the value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan;

(vii) redemptions by Trustees, officers and employees of any of the Trusts, and by directors, officers and employees of the Distributor, Allianz, Allianz Global Fund Management or Pacific Investment Management Company;

(viii) redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in such shareholder’s account is less than a minimum account size specified in such Fund’s prospectus;

(ix) involuntary redemptions caused by operation of law;

(x) redemptions of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;

(xi) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases;

(xii) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases;

(xiii) redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Code for which the Trust is the designated financial institution;

(xiv) a redemption by a holder of Class A shares who purchased $1,000,000 ($250,000 in the case of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds) or more of Class A shares (and therefore did not pay a sales charge) where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from the Distributor pursuant to an agreement with the Distributor;

(xv) a redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (i.e., commissions or reallowances of initial sales charges and advancements of service and distribution fees); or

(xvi) a redemption by a holder of Class A or Class C shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

The CDSC applicable to Class B shares is currently waived for any partial or complete redemption in each of the following cases:

(i) in connection with required minimum distributions to IRA account owners or to plan participants or beneficiaries who are age 70 1/2 or older;

(ii) involuntary redemptions caused by operation of law;

(iii) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;

(iv) following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity which is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and further provided the death or disability occurs after the purchase of the shares;

(v) up to 10% per year of the value of a Fund account which (a) has a value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan (See “How to Redeem—Automatic Withdrawal Plan”); and

(vi) redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in the account is less than a minimum account size specified in the Fund’s prospectus.

The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians’ certificates (e.g., with respect to disabilities), etc.

Exempt Transactions; No CDSCs or Payments to Brokers

Investors will not be subject to CDSCs, and brokers and dealers will not receive any commissions or reallowances of initial sales charges or advancements of service and distribution fees, on the transactions described below (which are sometimes referred to as “Exempt Transactions”):

•

A redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (e.g., commissions and/or reallowances of initial sales charges and advancements of service and distribution fees).

•

A redemption by a holder of Class A or Class C shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

•	Transactions described under clause (A) of Note 4 to the tables in the subsection “Initial Sales Charge Alternative—Class A Shares.”

Initial Sales Charge Alternative—Class A Shares

Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge, as set forth below. As indicated below under “Class A Deferred Sales Charge,” certain investors that purchase $1,000,000 ($250,000 in the case of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds) or more of any Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of up to 1% if they redeem such shares during the first 18 months after their purchase.

Initial Sales Charge — Class A Shares

CommodityRealReturn Strategy, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, RealRetirement 2010, RealRetirement 2020, RealRetirement 2030, RealRetirement 2040, RealRetirement 2050, Allianz Wealth Management Plus Retirement, Allianz Wealth Management Plus 2015, Allianz Wealth Management Plus 2020, Allianz Wealth Management Plus 2030, Allianz Wealth Management Plus 2040, Allianz Wealth Management Plus 2050, Allianz Global Investors Multi-Style, Allianz Global Investors Value, CCM Capital Appreciation, CCM Focused Growth, CCM Mid-Cap, NACM Emerging Markets Opportunities, NACM Global, NACM Global Equity 130/30, NACM Growth, NACM Income & Growth, NACM International, NACM International Growth, NACM Mid-Cap Growth, NACM Pacific Rim, NFJ All-Cap Value, NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Small-Cap Value, OCC Renaissance, OCC Small-Cap Value, OCC Equity Premium Strategy, OCC Growth, OCC Opportunity, OCC Target, RCM All Horizons, RCM Biotechnology, RCM Disciplined Equity, RCM Global EcoTrendsSM, RCM Global Resources, RCM Global Small-Cap, RCM Global Water, RCM International Growth Equity, RCM International Opportunities, RCM Large-Cap Growth, RCM Mid-Cap, RCM Strategic Growth, RCM Technology and RCM Wellness Funds.

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $49,999	5.82%		5.50%		4.75%
$50,000 - $99,999	4.71%		4.50%		4.00%
$100,000 - 249,999	3.63%		3.50%		3.00%
$250,000 - $499,999	2.56%		2.50%		2.00%
$500,000 - $999,999	2.04%		2.00%		1.75%
$1,000,000 +	0.00	%(1)	0.00	%(1)	0.00	%(2)

All Asset, All Asset All Authority, Diversified Income, Developing Local Markets, Emerging Local Bond, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Fundamental

Advantage Tax Efficient Strategy, Fundamental Advantage Total Return Strategy, Fundamental IndexPLUS™ TR, Global Bond (U.S. Dollar-Hedged), Global Multi-Asset, GNMA, High Yield, Income, International StocksPLUS® TR Strategy (Unhedged), Investment Grade Corporate Bond, Long-Term U.S. Government, Mortgage-Backed Securities, Small Cap StocksPLUS® TR, StocksPLUS® Total Return, StocksPLUS® TR Short Strategy, Total Return and Unconstrained Bond Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $99,999	3.90%		3.75%		3.25%
$100,000 - $249,999	3.36%		3.25%		2.75%
$250,000 - $499,999	2.30%		2.25%		2.00%
$500,000 - $999,999	1.78%		1.75%		1.50%
$1,000,000+	0.00	%(1)	0.00	%(1)	0.00	%(3)

California Intermediate Municipal Bond, Municipal Bond, New York Municipal Bond, Real Return and StocksPLUS® Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $99,999	3.09%		3.00%		2.50%
$100,000 - $249,999	2.04%		2.00%		1.75%
$250,000 - $499,999	1.52%		1.50%		1.25%
$500,000 - $999,999	1.27%		1.25%		1.00%
$1,000,000+	0.00	%(1)	0.00	%(1)	0.00	%(3)

California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $99,999	2.30%		2.25%		2.00%
$100,000 - $249,999	1.27%		1.25%		1.00%
$250,000+	0.00	%(1)	0.00	%(1)	0.00	%(4)

High Yield Municipal Bond Fund

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $99,999	4.71%		4.50%		4.00%
$100,000 - $249,999	3.36%		3.25%		3.00%
$250,000 - $499,999	2.83%		2.75%		2.50%
$500,000 - $999,999	2.04%		2.00%		1.75%
$1,000,000+	0.00	%(1)	0.00	%(1)	0.75	%(2)

**	From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.

1.	As shown, investors that purchase more than $1,000,000 of any Fund’s Class A shares ($250,000 in the case of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the Money Market Fund and certain purchases of Class A shares of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds described in Note 4 below, purchasers of $1,000,000 ($250,000 in the case of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds) or more of Class A shares (other than those purchasers described below under “Sales at Net Asset Value” where no commission is paid) will be subject to a CDSC of up to 1% (0.50% in the case of the California Short Duration Municipal Income, Floating Income, Short Duration Municipal Income and Short-Term Funds and 0.75% in the case of the Low Duration Fund) if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the CDSC as described under “Waiver of Contingent Deferred Sales Charges” above. See “Class A Deferred Sales Charge” below.

2.	The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares according to the following schedule: 0.75% of the first $2,000,000, 0.50% of amounts from $2,000,001 to $5,000,000, and 0.25% of amounts over $5,000,000. These payments are not made in connection with sales to employer-sponsored plans.

3.	The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares of each of these Funds except for the Money Market Fund (for which no payment is made), in each case according to the following schedule: 0.50% of the first $2,000,000 and 0.25% of amounts over $2,000,000. These payments are not made in connection with sales to employer-sponsored plans.

4.

(A) The Distributor will pay a commission to dealers who sell $250,000 or more of Class A shares of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds at the annual rate of 0.15% (0.35% in the case of the Low Duration Fund) of the net asset value of such Class A shares as in effect from time to time; such commission shall be paid in installments covering the 18 month period commencing with the date of sale. Such installments shall be paid after the end of calendar quarters in accordance with the Distributor’s practice, which may change from time to time. Investors purchasing Class A shares of such Funds through such dealers will not be subject to the Class A CDSC on such shares. (B) Alternatively, dealers may elect (through an agreement with the Distributor) to receive a commission at the time of sale on purchases of $250,000 or more of these Funds of 0.25% of the public offering price (for purchases of the California Short Duration Municipal

Income, Floating Income, Short Duration Municipal Income and Short-Term Funds) or 0.50% of the public offering price (for purchases of the Low Duration Fund). Investors who purchase through dealers that elect the commission schedule described in this clause (B) will be subject to the Class A CDSC. (C) In addition to the commissions described in (A) and (B) above, dealers may be entitled to receive an annual servicing fee of 0.25% of the net asset value of such shares for so long as such shares are outstanding, as described below under “Participating Brokers.” These payments are not made in connection with sales to employer-sponsored plans.

Each Fund receives the entire net asset value of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission “reallowed” to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers.

Right of Accumulation and Combined Purchase Privilege (Breakpoints).

A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds (as defined below) into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sale charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, B, and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor. An Eligible Fund is a Fund (other than the Money Market Fund) that offers Class A shares.

The term “Qualifying Investor” refers to:

(i)	an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)

or

(ii)	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved

or

(iii)	an employee benefit plan of a single employer

*	For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

For example, the following illustrates the operation of the Right of Accumulation:

If a shareholder owned Class A shares of the OCC Equity Premium Strategy Fund with a current net asset value of $10,000, Class B shares of the RCM Technology Fund with a current net asset value of $5,000 and Class C shares of the OCC Target Fund with a current net asset value of $10,000 and he wished to purchase Class A shares of the OCC Growth Fund with a purchase price of $30,000 (including sales charge), the sales charge for the $30,000 purchase would be at the 4.50% rate applicable to a single $55,000 purchase of shares of the OCC Growth Fund, rather than the 5.50% rate that would otherwise apply to a $30,000 purchase. The discount will be applied only to the current purchase (i.e., the $30,000 purchase), not to any previous transaction.

Shares purchased or held through a Plan Investor or any other employer-sponsored benefit program do not count for purposes of determining whether an investor qualifies for a Cumulative Quantity Discount.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s) (which does not include the Money Market Fund). The maximum intended investment amount allowable in a Letter of Intent is $1,000,000 (except for Class A shares of the California Short Duration Municipal Income, Floating Income, Low Duration Fund, Short Term Fund, and Short Duration Municipal Income Fund, for which the maximum intended investment amount is $100,000). Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. At the investor’s option, a Letter of Intent may include purchases of Class A shares of any Eligible Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter of Intent will not be adjusted. In making computations concerning the amount purchased for purpose of a Letter of Intent, any redemptions during the operative period are deducted from the amount invested.

Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Eligible Funds (which does not include the Money Market Fund) under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of any Eligible Fund, you and your spouse each purchase Class A shares of the OCC Growth Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of any of the Eligible Funds to qualify for the 3.50% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000 in any of the Funds other than the All Asset, All Asset All Authority, California Intermediate Municipal Bond, California Short Duration Municipal Income, Developing Local Markets, Diversified Income, Emerging Local Bond, Emerging Markets Bond, Floating Income, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Fundamental Advantage Tax Efficient Strategy, Fundamental Advantage Total Return Strategy, Fundamental IndexPLUSTM TR, Global Bond (U.S. Dollar-Hedged), Global Multi-Asset, GNMA, High Yield, High Yield Municipal Bond, Income, International StocksPLUS® TR Strategy (Unhedged), Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration, Mortgage-Backed Securities, Municipal Bond, New York Municipal Bond, Real Return, Short Duration Municipal Income, Short-Term, Small Cap StocksPLUS® TR, StocksPLUS®, StocksPLUS® Total Return, StocksPLUS® TR Short Strategy, Total Return and Unconstrained Bond Funds).

A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Eligible Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

If you wish to enter into a Letter of Intent in conjunction with your initial investment in Class A shares of a Fund, you should complete the appropriate portion of the account application. If you are a current Class A shareholder desiring to do so you may obtain a form of Letter of Intent by contacting the Distributor at 1-800-426-0107 or any broker participating in this program.

Shares purchased or held through a Plan Investor or any other employer-sponsored benefit program do not count for purposes of determining whether an investor has qualified for a reduced sales charge through the use of a Letter of Intent.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares (other than the Money Market Fund shares that were not acquired by exchanging Class A shares of another Fund) to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See “How Net Asset Value is Determined” in the applicable Retail Prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder’s interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor’s broker.

Sales at Net Asset Value. Each Fund may sell its Class A shares at net asset value without a sales charge to

(i) current or retired officers, trustees, directors or employees of any of the Trusts, Allianz, Allianz Global Fund Management, Pacific Investment Management Company or the Distributor, other affiliates of Allianz Global Fund Management and funds advised or subadvised by any such affiliates, in any case at the discretion of Allianz Global Fund Management, Pacific Investment Management Company or the Distributor; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale;

(ii) current registered representatives and other full-time employees of participating brokers or such persons’ spouses or for trust or custodial accounts for their minor children;

(iii) trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, recordkeeper, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor, Allianz Global Fund Management or Pacific Investment Management Company with respect to such purchases (including provisions related to minimum levels of investment in a Trust), and to participants in such plans and their spouses purchasing for their account(s) or IRAs;

(iv) participants investing through accounts known as “wrap accounts” established with brokers or dealers approved by the Distributor where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services;

(v) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor, Allianz Global Fund Management or Pacific Investment Management Company has an agreement for the use of a Fund in particular investment products or programs or in particular situations;

(vi) accounts for which the company that serves as trustee or custodian either (a) is affiliated with Allianz Global Fund Management or Pacific Investment Management Company or (b) has a specific agreement to that effect with the Distributor; and

(vii) investors who purchase shares in “Exempt Transactions,” as described under “Exempt Transactions; No CDSCs or Payments to Brokers” above.

The Distributor will only pay service fees and will not pay any initial commission or other fees to dealers upon the sale of Class A shares to the purchasers described in sub-paragraphs (i) through (vii) above except that the Distributor will pay initial commissions to any dealer for sales to purchasers described under sub-paragraph (iii) above provided such dealer has a written agreement with the Distributor specifically providing for the payment of such initial commissions.

Notification of Distributor. In many cases, neither the Trusts, the Distributor nor the transfer agents will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount, including such information as is necessary to obtain any applicable “combined treatment” of an investor’s holdings in multiple accounts. Upon such notification, the investor will receive the lowest applicable sales charge. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper quantity discount or reduced sales charge. The quantity discounts and commission schedules described above may be modified or terminated at any time.

Class A Deferred Sales Charge. For purchases of Class A shares of all Funds (except the California Short Duration Municipal Income, Floating Income, Low Duration, Money Market, Short Duration Municipal Income and Short-Term Funds), investors who purchase $1,000,000 or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 18 months of their purchase. Certain purchases of Class A shares of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds described above under “Initial Sales Charge—Class A Shares” will be subject to a CDSC of 0.75% (for the Low Duration Fund) or 0.50% (for the California Short Duration Municipal Income, Floating Income, Short Duration Municipal Income and Short-Term Funds) if such shares are redeemed within 18 months after their purchase. The CDSCs described in this paragraph are sometimes referred to as the “Class A CDSC.” The Class A CDSC does not apply to investors purchasing any Fund’s Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under “Sales at Net Asset Value” above.

For purchases subject to the Class A CDSC, a CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of Class A shares which will incur the lowest CDSC. Any CDSC imposed on a redemption of Class A shares is paid to the Distributor. The manner of calculating the CDSC on Class A shares is described below under “Calculation of CDSC on Shares Purchased After December 31, 2001.”

The Class A CDSC does not apply to Class A shares of the Money Market Fund. However, if Class A shares of this Fund are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 or more ($249,999 or more in the case of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds)) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 18 months from the date of the exchange.

The Class A CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class A CDSC, call the Distributor at 1-800-426-0107.

For Class A shares outstanding for 18 months or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% (0.10% for the Money Market Fund) of the net asset value of such shares.

Deferred Sales Charge Alternative—Class B Shares

Class B shares are sold at their current net asset value without any initial sales charge. The full amount of an investor’s purchase payment will be invested in shares of the Fund(s) selected.

Calculation of CDSC on Shares Purchased On or Before December 31, 2001. A CDSC will be imposed on Class B shares if an investor redeems an amount which causes the current value of the investor’s account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. The manner of calculating the CDSC on Class B shares purchased after December 31, 2001 differs and is described below under “Calculation of CDSC on Shares Purchased After December 31, 2001.

Class B shares of the Low Duration, Money Market and Short-Term Funds are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds. See “Exchange Privilege” below. Class B shares are not available for purchase by employer sponsored retirement plans.

Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Class B shares of the All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, Mortgage-Backed Securities, StocksPLUS® Total Return and Total Return Funds

purchased prior to October 1, 2004 and all other series of PIMCO Trust (except the Money Market Fund) and each series of the Allianz Trust and the Multi-Strategy Trust purchased at any time are subject to the CDSC according to the following schedule:

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0*

*	After the seventh year, Class B shares of the series of the PIMCO Trust purchased on or before December 31, 2001 and Class B shares of series of the Allianz Funds and PIMCO Funds not listed above purchased after September 30, 2004 convert into Class A shares as described below. Class B shares of the series of the Allianz Funds and PIMCO Funds purchased after December 31, 2001 but before October 1, 2004 convert into Class A shares after the eighth year.

Class B shares of All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, Mortgage-Backed Securities, StocksPLUS® Total Return and Total Return Funds purchased on or after October 1, 2004 are subject to the CDSC according to the following schedule:

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	3.50
Second	2.75
Third	2.00
Fourth	1.25
Fifth	0.50
Sixth and thereafter	0*

*

After the fifth year, Class B shares of All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, Mortgage-Backed Securities, StocksPLUS® Total Return and Total Return Funds purchased on or after October 1, 2004 will convert into Class A shares.

In determining whether a CDSC is payable on shares purchased on or before December 31, 2001, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

The following example will illustrate the operation of the Class B CDSC on shares purchased on or before December 31, 2001:

Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B shares in the shareholder’s account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class B shares is paid to the Distributor.

Class B shares are subject to higher distribution fees than Class A shares for a fixed period after their purchase, after which they automatically convert to Class A shares and are no longer subject to such higher distribution fees. Class B shares of the All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, Mortgage-Backed Securities, StocksPLUS® Total Return and Total Return Funds purchased on or after October 1, 2004 automatically convert into Class A shares after they have been held for five years (seven years for Class B shares purchased on or before December 31, 2001 and eight years for Class B shares purchased after December 31, 2001 but before September 30, 2004). Class B shares of each series of the Allianz Trust and the PIMCO Trust not listed above automatically convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004).

For sales of Class B shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time a shareholder purchases Class B shares, of 4.00% of the purchase amount for each of the Funds (except in the case of the All Asset Fund, Diversified Income Fund, Emerging Markets Bond Fund, Foreign Bond (U.S. Dollar-Hedged) Fund, Global Bond (U.S. Dollar-Hedged) Fund, GNMA Fund, High Yield Fund, Long-Term U.S. Government Fund, Mortgage-Backed Securities Fund, StocksPLUS® Total Return Fund and Total Return Funds, for which such payments will be at the rate of 3.00% of the purchase amount). For Class B shares outstanding for one year or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% of the net asset value of such shares. Financial intermediaries that receive distribution and/or servicing fees may in turn pay and/or reimburse all or a portion of those fees to their customers. During such periods as may from time to time be designated by the Distributor, the Distributor will pay selected participating brokers an additional amount of up to 0.50% of the purchase price on sales of Class B shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

The Class B CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class B CDSC, call the Distributor at 1-800-426-0107.

Calculation of CDSC on Shares Purchased After December 31, 2001. The manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001 differs from that described above.

Under the new calculation method, for shares purchased after December 31, 2001, the following rules apply:

•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•	For the redemption of all other shares, the CDSC will be based on either the shareholder’s original purchase price or the then current net asset value of the shares being sold, whichever is lower.

•	CDSCs will be deducted from the proceeds of the shareholder’s redemption, not from amounts remaining in the shareholder’s account.

•	In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

The following example illustrates the operation of the Class B CDSC on Class B shares purchased after December 31, 2001:

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

For investors investing in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Except as otherwise disclosed herein or in the appropriate Prospectus(es), Class B shares that are received in an exchange will be subject to a CDSC to the same extent as the shares exchanged. In addition, Class B shares that are received in an exchange will convert into Class A shares at the same time as the original shares would have converted into Class A shares. For example,

Class B shares of the Allianz Trust received in an exchange for Class B shares of the PIMCO Trust purchased on or after October 1, 2004, will convert into Class A shares after the fifth year. Class C shares received in exchange for Class C shares with a different CDSC period will have the same CDSC period as the shares exchanged. Furthermore, shares that are received in an exchange will be subject to the same CDSC calculation as the shares exchanged. In other words, shares received in exchange for shares purchased on or before December 31, 2001 will be subject to the same manner of CDSC calculation as the shares exchanged.

Conversion of Class B Shares Purchased Through Reinvestment of Distributions. For purposes of determining the date on which Class B shares convert into Class A shares, a Class B share purchased through the reinvestment of dividends or capital gains distributions (a “Distributed Share”) will be considered to have been purchased on the purchase date (or deemed purchase date) of the Class B share through which such Distributed Share was issued.

Asset Based Sales Charge Alternative—Class C Shares

Class C shares are sold at their current net asset value without any initial sales charge. A CDSC is imposed on Class C shares if an investor redeems an amount which causes the current value of the investor’s account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. All of an investor’s purchase payments are invested in shares of the Fund(s) selected.

Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First*	1
Thereafter	0

*

Shares of the CommodityRealReturn Strategy, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, NACM Emerging Markets Opportunities, NACM Global, NACM Global 130/30, NACM International, NACM International Growth, NACM Pacific Rim, NFJ International Value, RCM All Horizons, RCM Global EcoTrendsSM, RCM Global Resources, RCM Global Small-Cap, RCM Global Water, RCM International Growth Equity, RCM International Opportunities, RCM Technology and RCM Wellness Funds are subject to the Class C CDSC for the first eighteen months after purchase.

Any CDSC imposed on a redemption of Class C shares is paid to the Distributor. For investors investing in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed. Unlike Class B shares, Class C shares do not automatically convert to any other class of shares of the Funds.

The manner of calculating the CDSC on Class C shares is the same as that of Class B shares purchased after December 31, 2001, as described above under “Calculation of CDSC on Shares Purchased After December 31, 2001.”

Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing 0.75% distribution fees and 0.25% servicing fees) of the purchase amount for all Funds, except the Floating Income, Low Duration, Money Market, Municipal Bond, Real Return, Short Duration Municipal Income, Short-Term and StocksPLUS® Funds. For the Low Duration, Municipal Bond, Real Return and StocksPLUS® Funds, the Distributor expects to make payments of 0.75% (representing 0.50% distribution fees and 0.25% service fees); for the Floating Income, Short-Duration Municipal Income and Short-Term Funds, the Distributor expects to make payments of 0.55% (representing 0.30% distribution fees and 0.25% service fees); and for the Money Market Fund, the Distributor expects to make no payment. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans which are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. Financial intermediaries that receive distribution and/or service fees may in turn pay and/or reimburse all or a portion of these fees to their customers. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

In addition, after the time of shareholder purchase for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make annual payments to participating brokers as follows:

Fund	Annual Service Fee*	Annual Distribution Fee*	Total
Low Duration, Real Return, Municipal Bond and StocksPLUS® Funds	0.25%	0.45%	0.70%
Floating Income, Short-Term and Short Duration Municipal Income Funds	0.25%	0.25%	0.50%
Money Market Fund	0.10%	0.00%	0.10%
CommodityRealReturn Strategy, Developing Local Markets, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (Unhedged), International StocksPLUS® TR Strategy (U.S. Dollar- Hedged, RealEstateRealReturn Strategy, Allianz Wealth Management Plus Retirement, Allianz Wealth Management Plus 2015, Allianz Wealth Management Plus 2020, Allianz Wealth Management Plus 2030, Allianz Wealth Management Plus 2040, Allianz Wealth Management Plus 2050, NACM Global, NACM Global Equity 130/30, NACM International Growth, NACM Pacific Rim, RCM All Horizons, RCM Disciplined Equity, RCM Global EcoTrendsSM, RCM Global Resources, RCM Global Small-Cap, RCM Global Water, RCM International Growth Equity, RCM International Opportunities, RCM Technology and RCM Wellness Funds	0.25%	0.75%	1.00%
All other Funds	0.25%	0.65%	0.90%

*	Paid with respect to shares outstanding for one year or more (or a shorter period if the Distributor has an agreement with the broker to that effect) so long as such shares remain outstanding, and calculated as a percentage of the net asset value of such shares.

The Class C CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class C CDSC, contact the Distributor at 1-800-426-0107.

No Sales Charge Alternative – Class R Shares

Class R shares are sold at their current net asset value without any initial sales charge. The full amount of the investor’s purchase payment will be invested in shares of the Fund(s). Class R shares are not subject to a CDSC upon redemption by an investor. For sales of Class R shares made and services rendered to Class R shareholders, the Distributor expects to make payments to participating brokers and, with respect to servicing fees, other financial intermediaries (which may include specified benefit plans, their service providers and their sponsors), at the time the shareholder purchases Class R shares, of up to 0.50% (representing up to 0.25% distribution fees and up to 0.25% servicing fees) of the purchase.

Information For All Share Classes

Brokers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients’ return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trusts’ transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

The Distributor, the Funds’ administrators and their affiliates (and, in the case of series of the Multi-Strategy Trust, the Funds themselves) make payments to selected financial intermediaries (such as brokers or third-party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Distributor, the Administrator and/or their affiliates. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, an administrator and their affiliates pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account, and in some cases up to $12 per account, for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts, or (ii) an annual fee at a rate of up to 0.25%, and in some cases up to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, an administrator and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trusts’ transfer agents for providing similar services to other accounts. The Distributor and the Funds’ administrators do not audit the financial intermediaries to determine whether such intermediary is providing the services for which they are receiving such payments.

In addition, the Distributor, the Funds’ administrators and their affiliates from time to time make additional payments such as cash bonuses or provide other incentives to selected participating brokers and other financial intermediaries as compensation for the sale or servicing of Class A, Class B, Class C and Class R shares of the Funds including, without limitation, providing the Funds with “shelf space” or a higher profile for the financial intermediaries’ financial consultants and their customers, placing the Funds on the financial intermediaries’ preferred or recommended fund list, or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the financial intermediaries’ financial consultants (including through the firms’ intranet websites) in order to promote the Funds, promotions in communications with financial firms’ customers such as in the firms’ internet websites or in customer newsletters, providing assistance in training and educating the financial intermediaries’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial intermediaries and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial intermediaries at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial intermediaries. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of any of the Trusts, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial intermediaries based upon factors such as the amount of assets a financial intermediary’s clients have invested in the Funds and the quality of the financial intermediary’s relationship with the Distributor, the Funds’ administrators and their affiliates.

The additional payments described above are made from the Distributor’s or administrator’s (or their affiliates’) own assets pursuant to agreements with financial intermediaries and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales. These payments are made to financial intermediaries selected by the Distributor, the administrators or their affiliates, generally to the financial intermediaries that have sold significant amounts of shares of the Funds. The level of payments made to a financial intermediary in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial intermediary and (b) 0.06% of the assets attributable to that financial intermediary invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor, the administrators and their affiliates make payments of an agreed-upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. In some cases, in addition to the payments described above, the Distributor, the administrators and their affiliates will make payments for special events such as a conference or seminar sponsored by one of such financial intermediaries.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial intermediary and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

Wholesale representatives of the Distributor, the administrators and their affiliates visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial intermediaries that sell Fund shares to effect transactions for the Funds’ portfolios, the Fund, the Advisers and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial intermediaries to effect those transactions.

This Guide and the Retail Prospectuses should be read in connection with financial intermediaries’ material regarding their fees and services.

The sales charges and payments discussed in this Guide are subject to change by means of a new or supplemented Prospectus or Shareholders’ Guide. Unless otherwise noted, a change to a sales charge will not apply to shares purchased prior to the effective date of the change.

Exchange Privilege

Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the applicable Retail Prospectus or in this Guide, a shareholder may exchange Class A, Class B, Class C and Class R shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values, minus any applicable Redemption Fee (see the subsection “Redemption Fees” under the section “How to Redeem” below), except that a sales charge will apply on exchanges of Class A shares of the Money Market Fund on which no sales charge was paid at the time of purchase. For Class R shares, specified benefit plans may also limit exchanges to Funds offered as investment options in the plan and exchanges may only be made through the plan administrator. Class A shares of the Money Market Fund may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund apply on shares for which no sales charge was paid at the time of purchase. There are currently no other exchange fees or charges. Exchanges are subject to any minimum initial purchase requirements for each share class of each Fund, except with respect to exchanges effected through the Trusts’ Auto-Exchange plan. An exchange will constitute a taxable sale for federal income tax purposes.

Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Distributor at 1-800-426-0107. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 1-800-426-0107 and may be used if there will be no change in the registered name or address of the shareholder. Changes in registration information or account privileges may be made in writing to the Transfer Agent, Boston Financial Data Services, Inc., c/o Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050, or by use of forms which are available from the Distributor. A signature guarantee is required. See “How to Buy Shares—Signature Guarantee.” Telephone exchanges may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on any day the Exchange is open (generally weekdays other than normal holidays).

The Trusts reserve the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of an Adviser or a Fund’s Sub-Adviser, such transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund. Although the Trusts have no current intention of terminating or modifying the exchange privilege, each reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, each Trust will give 60 days’ advance notice to shareholders of any termination or material modification of the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners. For further information about exchange privileges, contact your participating broker or call the Distributor at 1-800-426-0107.

With respect to Class B and Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment exchanged will be from the lot of shares which would incur the lowest CDSC if such shares were being redeemed rather than exchanged.

Except as otherwise disclosed in the applicable Prospectus(es), shares that are received in an exchange will be subject to the same CDSC as the shares exchanged. For example, Class C shares that have a twelve-month CDSC period received in exchange for Class C shares that have an eighteen-month CDSC period will have the same CDSC period as the shares exchanged (in this case, eighteen months).

Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

Investors may also select the Allianz Funds and PIMCO Funds Auto-Exchange plan which establishes automatic periodic exchanges. For further information on automatic exchanges see “How to Buy Shares—Allianz Funds and PIMCO Funds Auto-Exchange” above.

Abusive Trading Practices

The Trusts encourage shareholders to invest in the Funds as part of a long-term investment strategy and discourage excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” However, because the Trusts will not always be able to detect market timing or other abusive trading activity, investors should not assume that each Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, high-yield securities, securities of issuers located in emerging markets or high yield securities that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trusts’ Boards of Trustees have adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of a Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of a Fund and its shareholders.

The Trusts seek to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trusts impose redemption fees on shares of certain Funds redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abusive trading practices and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trusts seek to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities.

Third, the Trusts seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trusts and the Advisers each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trusts or of the Advisers, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trusts and their service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trusts and their service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trusts will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Funds to identify short-term transactions in the Funds. Although the Trusts and their service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

How to Redeem

Class A, Class B, Class C or Class R shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts) or through an Automatic Withdrawal Plan or Allianz Funds and PIMCO Funds Fund Link, if available. Class R shares may be redeemed only through the plan administrator, and not directly by the plan participant.

A CDSC may apply to a redemption of Class A, Class B or Class C shares. See “Alternative Purchase Arrangements” above. Shares are redeemed at their net asset value next determined after a redemption request has been received as described below, less any applicable CDSC and the Redemption Fee. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services (which may vary). Dealers and other financial services firms are obligated to transmit orders promptly.

Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day and received by the Distributor prior to the close of the Distributor’s business day will be confirmed at the net asset value effective at the closing of the Exchange on that day, less any applicable CDSC.

Other than an applicable CDSC or Redemption Fee (see the subsection “Redemption Fees” below), a shareholder will not pay any special fees or charges to a Trust or the Distributor when the shareholder sells his or her shares. However, if a shareholder sells his or her shares through their broker, dealer or other financial intermediary, that firm may charge the shareholder a commission or other fee for processing the shareholder’s redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trusts may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Direct Redemption

A shareholder’s original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Written Requests

To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Transfer Agent, Boston Financial Data Services, Inc., c/o Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050:

(1)	a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2)	for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “How to Buy Shares—Signature Guarantee”;

(3)	any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4)	any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.

Transfers of shares are subject to the same requirements. A signature guarantee is not required for a redemption requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call the Distributor at 1-800-426-0107 before submitting a request. Redemption or transfer requests will not be honored until all required documents have been completed by the shareholder and received by the Transfer Agent. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

If the proceeds of the redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified specified benefit plan, the administrator for which has an agreement with the Distributor.

Telephone Redemptions

Each Trust accepts telephone requests for redemption of uncertificated shares, except for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature guarantee. See “How to Buy Shares—Signature Guarantee.” Telephone redemptions will not be accepted during the 30-day period following any change in an account’s record address. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

By completing an account application, an investor agrees that the applicable Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. Each Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner’s broker where the owner has not declined in writing to utilize this service. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.

A shareholder making a telephone redemption should call the Distributor at 1-800-426-0107 and state (i) the name of the shareholder as it appears on the Transfer Agent’s records, (ii) his account number with the applicable Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange that day. If the redemption request is received after the close of the New York Stock Exchange, the redemption is effected on the following Trust business day at that day’s net asset value and the proceeds are usually sent to the investor on the second following Trust business day. Each Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under “Written Requests” above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

Fund Link Redemptions

If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Transfer Agent. To use Fund Link for redemptions, call the Distributor at 1-800-426-0107. Subject to the limitations set forth above under “Telephone Redemptions,” the Distributor, a Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form.

Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, with all signatures guaranteed. See “How to Buy Shares—Signature Guarantee.” See “How to Buy Shares—Allianz Funds and PIMCO Funds Fund Link” for information on establishing the Fund Link privilege. Any of the Trusts may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator. Fund Link may not be available to all Funds and/or share classes at the option of the Distributor.

Allianz Funds and PIMCO Funds Automated Telephone System

Allianz Funds and PIMCO Funds Automated Telephone System (“ATS”) is an automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone telephone. ATS may be used on already-established Fund accounts after the shareholder obtains a Personal Identification Number (PIN) by calling the special ATS number:
1-800-223-2413.

Purchasing Shares. A shareholder may purchase shares by telephone by calling 1-800-223-2413. A shareholder must have established ATS privileges to link the shareholder’s bank account with the Fund to pay for these purchases.

Exchanging Shares. With the Allianz Funds and PIMCO Funds Exchange Privilege, a shareholder can exchange shares automatically by telephone from the shareholder’s Fund Link Account to another Allianz Funds or PIMCO Funds account the shareholder has already established by calling 1-800-223-2413. Please refer to “Exchange Privilege” for details.

Redemptions. A shareholder may redeem shares by telephone automatically by calling 1-800-223-2413 and the Fund will send the proceeds directly to the shareholder’s Fund bank account. Please refer to “How to Redeem” for details.

Plan participants must process their transactions through their plan administrator, and may not use ATS.

Expedited Wire Transfer Redemptions

If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by a Trust prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC or Redemption Fee). Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the applicable Trust for up to seven days if the Distributor deems it appropriate under then current market conditions. Once authorization is on file with a Trust, such Trust will honor requests by any person identifying himself as the owner of an account or the owner’s broker by telephone at 1-800-426-0107 or by written instructions. A Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. None of the Trusts currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder’s bank. The minimum amount that may be wired is $2,500. Each Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. See “How to Buy Shares—Signature Guarantee.” This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

Certificated Shares

To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the applicable Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “How to Buy Shares—Signature Guarantee.” Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians (“institutional account owners”). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Automatic Withdrawal Plan

An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money paid monthly (or quarterly) to the investor or another person. Such a plan may be established by completing the appropriate section of the account application or by obtaining an Automatic Withdrawal Plan application from the Distributor or your broker. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature guarantee is required. See “How to Buy Shares—Signature Guarantee.” In the case of Uniform Gifts to Minors or Uniform Transfers to Minors accounts, the application must state that the proceeds will be for the beneficial interest of the minor. Class A, Class B and Class C shares of any Fund are deposited in a plan account and all distributions are reinvested in additional shares of the particular class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable CDSC) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.”

Redemptions for the purpose of withdrawals are ordinarily made on the business day selected by the investor at that day’s closing net asset value. Checks are normally mailed on the following business day. If the date selected by the investor falls on a weekend or holiday, the Transfer Agent will normally process the redemption on the preceding business day. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A, Class B or Class C shares and because of the initial sales charge in the case of Class A shares. For this reason, the minimum investment accepted for a Fund while an Automatic Withdrawal Plan is in effect for that Fund is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trusts or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.

Because the Automatic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trusts and the Distributor make no recommendations or representations in this regard.

Redemption Fees

As set forth in the relevant Prospectuses, investors in Class A, Class B, Class C and Class R shares of the Funds listed below are subject to a redemption fee, equal to 2.00% of the net asset value of the shares redeemed or exchanged (based upon the total redemption proceeds after any applicable deferred sales charges), on redemptions and exchanges made by the investor within a certain number of days after the shares’ acquisition (whether by purchase or exchange) (the “Redemption Fee”).

The following table indicates the applicable holding period for each Fund, if any. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee. A new holding period begins on the day following each acquisition of shares through a purchase or exchange (other than a Share Class Conversion (as defined below)).

Fund	Holding Period
All Asset, All Asset All Authority, Floating Income, Fundamental Advantage Total Return Strategy, Fundamental IndexPLUSTM TR, Global Multi-Asset, Income, Investment Grade Corporate Bond, StocksPLUS®, StocksPLUS® Total Return, StocksPLUS® TR Short Strategy, Allianz Wealth Management Plus 2015, Allianz Wealth Management Plus 2020, Allianz Wealth Management Plus 2030, Allianz Wealth Management Plus 2040, Allianz Wealth Management Plus 2050, Allianz Global Investors Multi-Style, Allianz Global Investors Value, CCM Capital Appreciation, CCM Focused Growth, CCM Mid-Cap, NACM Growth, NACM Income & Growth, NACM Mid-Cap Growth, NFJ All-Cap Value, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Small-Cap Value, OCC Renaissance, OCC Small-Cap Value, , OCC Equity Premium Strategy, OCC Growth, OCC Opportunity, OCC Target, RCM Disciplined Equity, RCM Large-Cap Growth, RCM Mid-cap Growth and RCM Strategic Growth Funds	7 days

CommodityRealReturn Strategy, Developing Local Markets, Diversified Income, Emerging Local Bond, Emerging Markets Bond, Fundamental Advantage Tax Efficient Strategy, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), High Yield, High Yield Municipal Bond, International StocksPLUS® TR Strategy (Unhedged), International StocksPLUS® TR Strategy (U.S. Dollar Hedged), Long-Term U.S. Government, RealEstateRealReturn Strategy, Small Cap StocksPLUS® TR, Unconstained Bond, NACM Emerging Markets Opportunities, NACM Global, NACM Global Equity 130/30, NACM International, NACM International Growth, NACM Pacific Rim, NFJ International Value, RCM All Horizons, RCM Biotechnology, RCM Global EcoTrendsSM, RCM Global Resources, RCM Global Small-Cap, RCM Global Water, RCM International Growth Equity, RCM International Opportunities, RCM Technology and RCM Wellness Funds.	30 days

Redemption Fees are not currently imposed on redemptions and exchanges of the California Intermediate Municipal Bond, California Short Duration Municipal Income, GNMA, Low Duration, Money Market, Mortgage-Backed Securities, Municipal Bond, New York Municipal Bond, Real Return, RealRetirement 2010, RealRetirement 2020, RealRetirement 2030, RealRetirement 2040, RealRetirement 2050, Short Duration Municipal Income, Short-Term and Total Return Funds.

When calculating the Redemption Fee, shares that are not subject to a Redemption Fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fulfill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 7-day time period, or 30-day period where applicable, begins with the day following each acquisition of shares through a purchase or exchange (other than a Share Class Conversion (as defined below)). For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Advisers, a Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Waivers of Redemption Fees. The Funds have elected not to impose the Redemption Fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by an Adviser or its affiliates; and

•	otherwise as an Adviser or the Trusts may determine in their sole discretion.

Additionally, no Redemption Fee applies to a redemption of shares of any class of shares of a Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the same Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, the Allianz Trust and Multi-Strategy Trust will not apply Redemption Fees to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the Redemption Fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trusts may eliminate or modify the waivers enumerated above at any time, in their sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Redemptions In Kind

Each Trust agrees to redeem shares of its Funds solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, each Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

1-800-426-0107

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

(a)	Articles of Incorporation.

(1)	Amended & Restated Agreement and Declaration of Trust, dated as of March 28, 2008.(3)

(b)	By-laws.

(1)	Amended and Restated Bylaws, dated as of March 28, 2008.(3)

(c)	Instruments Defining Rights of Securities Holdings.

(1)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Second Amended & Restated Agreement and Declaration of Trust filed with exhibit (a)(1).

(2)	Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Bylaws filed with exhibit (b)(1).

(d)	Investment Advisory Contracts.

(1)	(i) Investment Management Agreement dated March 28, 2008 with Allianz Global Investors Fund Management LLC.(3)

(ii) Amended and Restated Investment Management Agreement dated July 8, 2008 with Allianz Global Investors Fund Management LLC.(4)

(2)	(i) Sub-Advisory Agreement between Allianz Global Investors Fund Management LLC and RCM Capital Management LLC, dated March 28, 2008.(3)

(ii) Revised Schedule to Sub-Advisory Agreement (Schedule A) dated July 8, 2008 between Allianz Global Investors Fund Management LLC and RCM Capital Management LLC to add the Allianz RCM All Horizons Fund, the Allianz RCM Disciplined Equity Fund and the Allianz RCM International Opportunities Fund.(4)

(3)	(i) Portfolio Management Agreement between RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, dated as of March 28, 2008.(3)

(ii) Revised Schedule to Portfolio Management Agreement (Schedule A) dated July 8, 2008 between RCM Capital Management LLC and Allianz Global Investors Advisory GmbH to add the Allianz RCM All Horizons Fund and the Allianz RCM International Opportunities Fund.(4)

(4)	Sub-Advisory Agreement dated July 8, 2008 between Allianz Global Investors Fund Management LLC and Nicholas-Aggregate Capital Management, LLC.(4)

(e)	Distribution Contracts.

(1)	(i) Form of Amended and Restated Distribution Contract dated March 28, 2008 with Allianz Global Investors Distributors LLC.(3)

(ii) Second Amended and Restated Distribution Contract dated July 8, 2008 with Allianz Global Investors Distributors LLC.(4)

(2)	(i) Form of Selected Dealer Agreement with respect to Class A, B and C shares.(3)

(3)	(i) Form of Selected Dealer Agreement with respect to Class D shares between Registrant and Allianz Global Investors Distributors LLC.(3)

(4)	Form of Amendment to Dealer Agreement between Registrant and Allianz Global Investors Distributors LLC.(3)

(5)	Selected Dealer Agreement between PIMCO Funds Distributors LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated dated as of July 29, 2002.(3)

(f)	Not applicable.

(g)	Custodian Agreements.

(1)	Custody and Investment Accounting Agreement dated March 28, 2008 with State Street Bank & Trust Company.(3)

(2)

Foreign Securities Depositories Delegation Agreement dated March 28, 2008 among Allianz Global Investors Fund Management LLC, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, and accepted and agreed to by Registrant.(3)

(3)	Form of Foreign Securities Depositories Delegation Agreement between Allianz Global Investors Fund Management LLC and Nicholas-Applegate Capital Management LLC, accepted and agreed to by Registrant – Filed herewith.

(h)	Other Material Contracts.

(1)	(i) Transfer Agency and Services Agreement dated March 28, 2008 with PFPC, Inc.(3)

(ii) Revised Schedule to Transfer Agency and Services Agreement (Schedule A) with PFPC, Inc. – To be filed by amendment.

(2)	(i) Transfer Agency and Services Agreement dated March 28, 2008 with Boston Financial Data Services, Inc.(3)

(3)	(i) Form of Shareholder Servicing Agreement.(3)

(4)	(i) Expense Limitation Agreement dated March 28, 2008 with Allianz Global Investors Fund Management LLC.(3)

(ii) Revised Schedule to the Expense Limitation Agreement (Schedule A) dated July 8, 2008 with Allianz Global Investors Fund Management LLC.(4)

(i)	Opinion and Consent of Counsel – To be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm – To be filed by amendment.

(k)	Not applicable.

(l)	Subscription Agreement with Allianz Global Investors of America L.P.(3)

(m)	Distribution and Servicing Plans.

(1)	Form of Distribution Plan for Class A Shares.(2)

(2)	Form of Distribution Plan for Class C Shares.(2)

(3)	Form of Amended and Restated Distribution Plan for Class D Shares.(3)

(4)	Form of Administrative Services Plan for Class P Shares.(3)

(n)	Multi-Class Plan.

(1)	Multi-Class Plan of Registrant.(3)

(2)	Amended and Restated Multi-Class Plan of Registrant dated July 8, 2008.(4)

(o)	Reserved.

(p)	Code of Ethics.

(1)	Code of Ethics of the Registrant. (3)

(2)	Code of Ethics of Allianz Global Investors Fund Management LLC and Allianz Global Investors Distributors LLC. (3)

(3)	Code of Ethics of RCM Capital Management LLC. (3)

(4)	Code of Ethics of Allianz Global Investors Advisory GmbH. (3)

(5)	Code of Ethics of Nicholas-Applegate Capital Management, LLC. (4)

(q)	Powers of Attorney.

(1)	Power of Attorney for Paul Belica. (2)

(2)	Power of Attorney for Robert E. Connor. (2)

(3)	Power of Attorney for Hans W. Kertess. (2)

(4)	Power of Attorney for William B. Ogden, IV. (2)

(5)	Power of Attorney for John C. Maney. (2)

(6)	Power of Attorney for R. Peter Sullivan, III. (2)

(7)	Power of Attorney for Diana L. Taylor. (4)

(1)	Incorporated by reference to Registrant’s Initial Registration Statement on Form N-1A, file no. 333-148624, filed January 11, 2008.
(2)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A/A, file no. 333-148624, filed February 27, 2008.
(3)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N1-A/A, file no. 333-148624, filed March 31, 2008.
(4)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N1-A/A, file no. 333-148624, filed July 15, 2008.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 25.	INDEMNIFICATION

Reference is made to Article VII of Registrant’s Agreement and Declaration of Trust which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Unless otherwise stated, the principal business address of each organization listed is 1345 Avenue of the Americas, New York, NY 10105.

Allianz Global Investors Fund Management LLC

Name	Position with Advisor	Other Affiliations

E. Blake Moore, Jr.	Management Board	Managing Director and Chief Executive Officer, Allianz Global Investors Distributors LLC; Allianz Global Investors U.S. Retail LLC; Allianz Global Investors Advertising Agency Inc.; and Allianz Global Investors Managed Accounts LLC; Management Board of OpCap Advisors LLC; Chief Executive Officer of Allianz Global Investors Solutions LLC.

Bruce Koepfgen	Management Board	Chief Executive Officer, Allianz Global Investors NY Holdings LLC; Managing Director and CEO of Oppenheimer Capital LLC; Management Board of OpCap Advisors LLC.

Udo Frank	Management Board	Managing Director, Chief Executive Officer of RCM Capital Management LLC; Managing Director and CEO of Allianz Global Investors U.S. Equities LLC.

Barbara Claussen	Management Board	Managing Director, Chief Operating Officer and Executive Committee of NFJ Investment Group L.P.

Marna C. Whittington	Management Board	Managing Director, Chief Executive Officer, Executive Committee of Nicholas-Applegate Capital Management LLC; Managing Director and Chief Executive Officer of Nicholas-Applegate Securities LLC.

Name	Position with Advisor	Other Affiliations
John C. Maney	Management Board	Management Board, Managing Director and Chief Operating Officer of Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Global Investors U.S. Equities LLC and Allianz-PacLife Partners LLC; Member, Board of Directors and Managing Director of Allianz Global Investors Advertising Agency Inc. and Allianz Global Investors of America Holdings Inc.; Managing Director and Chief Operating Officer of Allianz Global Investors NY Holdings LLC; Management Board and Managing Director of Allianz Global Investors U.S. Holding LLC; Managing Director of Allianz Global Investors U.S. Retail LLC; Managing Director and Chief Financial Officer of Allianz Hedge Fund Partners Holding L.P.; Board of Directors of NFJ Management Inc. and PIMCO Global Advisors (Resources) Limited; Management Board of Nicholas-Applegate Holdings LLC and OpCap Advisors LLC; Board of Directors and Chief Operating Officer of Oppenheimer Group, Inc.; Compensation Committee of NFJ Investment Group L.P. and Executive Vice President of PIMCO Japan Ltd.

William V. Healey	Executive Vice President, Chief Legal Officer, Secretary and Chief Compliance Officer	Executive Vice President and Chief Legal Officer and Secretary of Allianz Global Investors U.S. Retail LLC and Allianz Global Investors Distributors LLC; Allianz Global Investors Advertising Agency Inc.; Executive Vice President and Chief Legal Officer-Retail of Allianz Global Investors of America L.P; Chief Legal Officer of Allianz Global Investors Solutions LLC.

Michael J. Puntoriero	Chief Financial Officer	Chief Financial Officer of Allianz Global Investors Advertising Agency Inc., Allianz Global Investors of America Holdings Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors NY Holdings LLC, Allianz Global Investors U.S. Holding LLC, Alpha Vision LLC, Alpha Vision Capital Advisors LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Oppenheimer Group, Inc., PIMCO Australia Pty Ltd., PIMCO Canada Holding LLC, PIMCO Canada Management Inc., PIMCO Canada Corp., PIMCO Europe Limited, PIMCO Global Advisors LLC, PIMCO Japan Ltd., StocksPLUS Management Inc., and Vision Holdings LLC; Managing Director and Chief Financial Officer of Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Global Investors U.S. Equities LLC, Allianz Global Investors U.S. Retail LLC, Allianz-PacLife Partners LLC; Director and Chief Financial Officer of PIMCO Global Advisors (Resources) Limited; Chief Financial Officer of Allianz Global Investors Solutions LLC.

Brian S. Shlissel	Executive Vice President	Executive Vice President of OpCap Advisors LLC.

Larry G. Altadonna	Senior Vice President	Senior Vice President of OpCap Advisors LLC.

Derek Hayes	Senior Vice President	Senior Vice President of Allianz Global Investors Distributors LLC.

Thomas J. Fuccillo	Senior Vice President	Senior Vice President of Allianz Global Investors of America L.P.

Name	Position with Advisor	Other Affiliations

Vinh T. Nguyen	Senior Vice President and Treasurer	Senior Vice President and Treasurer of Allianz Global Investors Advertising Agency Inc., Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Global Investors of America Holdings Inc., Allianz Global Investors Distributors LLC, Allianz Global Investors Management Accounts LLC, Allianz Global Investors NY Holdings LLC, Allianz Global Investors U.S. Retail LLC, Allianz Global Investors U.S. Equities LLC, Allianz Global Investors U.S. Holding LLC, Allianz Hedge Fund Partners Holding L.P., Allianz Hedge Fund Partners L.P., Allianz-PacLife Partners LLC, Alpha Vision LLC, Alpha Vision Capital Advisors LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, and PIMCO Global Advisors LLC; Vice President and Treasurer of Oppenheimer Group, Inc.; Vice President and Controller of PIMCO Australia Pty Ltd, PIMCO Europe Limited, PIMCO Global Advisors (Resources) Limited, PIMCO Japan Ltd., and Vision Holdings LLC; Controller of PIMCO Canada Holding LLC, PIMCO Canada Management Inc., StocksPLUS Management, Inc.

Colleen Martin	Senior Vice President and Controller	Senior Vice President and Controller of Allianz Global Investors Advertising Agency Inc., Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Global Investors of America Holdings Inc.; Chief Financial Officer, Financial Operations Principal, Senior Vice President and Controller of Allianz Global Investors Distributors LLC.

Kellie E. Davidson	Assistant Secretary	Assistant Secretary of Allianz Global Investors Advertising Agency Inc., Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Global Investors of America Holdings Inc., Allianz Global Investors Distributors LLC, Allianz Global Investors Managed Accounts LLC, Allianz Global Investors NY Holdings LLC, Allianz Global Investors U.S. Equities LLC, Allianz Global Investors U.S. Retail LLC, Allianz Hedge Fund Partners Holding L.P., Allianz-PacLife Partners LLC, Alpha Vision LLC, Alpha Vision Capital Advisors LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Oppenheimer Group, Inc., PIMCO Canada Holding LLC, PIMCO Canada Management Inc., PIMCO Global Advisors LLC, PIMCO Global Advisors (Resources) Limited and Vision Holdings LLC.

Cindy Colombo	Vice President	None.

Scott Whisten	Vice President	Vice President of OpCap Advisors LLC.

Richard J. Lavery	Vice President	Vice President of OpCap Advisors LLC.

Orhan Dzemaili	Assistant Vice President	None.

Lydia Lawrence	Assistant Vice President	None.

Manuel Madero	Assistant Vice President	Assistant Vice President of OpCap Advisors LLC.

Daisy S. Ramraj-Singh	Assistant Vice President	Assistant Vice President of OpCap Advisors LLC.

Allianz Global Investors Solutions, LLC

600 West Broadway

San Diego, CA 92101

Name	Position with Adviser	Other Affiliations
E. Blake Moore, Jr.	Chief Executive Officer	See Allianz Global Fund Management LLC.

Michael J. Puntoriero	Chief Financial Officer	See Allianz Global Fund Management LLC.

William V. Healey	Chief Legal Officer	See Allianz Global Fund Management LLC.

Stephen C. Sexauer	Chief Investment Officer	Managing Director of Allianz Global Investors of America LLC.

Deborah A. Wussow	Chief Compliance Officer, Senior Vice President	Treasurer and Assistant Secretary of Nicholas-Applegate Institutional Funds.

Nicholas-Applegate Capital Management LLC

600 West Broadway

San Diego, CA 92101

Name	Position with Portfolio Manager	Other Affiliations
Information relating to Nicholas-Applegate Capital Management LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

RCM Capital Management LLC

Four Embarcadero Center

San Francisco, CA 94111

Name	Position with Portfolio Manager	Other Affiliations
Udo Frank	Chairman of the Board, Chief Executive Officer (CEO)	See Allianz Global Investors Fund Management LLC

Robert Goldstein	Chief Operating Officer, General Counsel (COO)	Member of Board of Directors of Caywood-Scholl Capital Management LLC

	Position with Portfolio Manager	Other Affiliations
Peter Anderson	Chief Investment Officer (CIO)	None

Christopher Alders	Head of Sales, Marketing and Consultant Relations	None

Greg Siemons	Chief Compliance Officer	None

Allianz Global Investors Advisory

Mainzer Landstrasse 11-13

Frankfurt am Main, Germany 60329

Name	Position with Allianz Global Investors Advisors GmbH	Other Connections
Martin Scholz	Managing Director	Managing Director at dresdnerbank investment management Kapitalanlagegesellschaft mbH

Peter Vogel	Managing Director	Member of the management committee at Fondsdepot Bank GmbH

Bruno Brocks	Managing Director	None

Wilfried Hauck	Speaker of the Management Board	Head of Allianz as a Client at Allianz Global Investors Aktiengesellschaft

Harald Alberts	Chief Compliance Officer	Head of Risk Management and Compliance at DEUTSCHER INVESTMENT-TRUST Gesellschaft für Wertpapieranlagen mbH

Neil Dwane	Chief Investment Officer	Managing Director at DEUTSCHER INVESTMENT-TRUST Gesellschaft für Wertpapieranlagen mbH; Managing Director at RCM UK Ltd.

ITEM 27.	PRINCIPAL UNDERWRITERS

(a)	Allianz Global Investors Distributors LLC (the “Distributor”) serves as Distributor of shares for the Registrant and also of PIMCO Funds. The Distributor is an affiliate of Allianz Global Investors Fund Management LLC, the Registrant’s Adviser.

(b)

Name and Principal Business Address*	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant
E. Blake Moore, Jr.	Managing Director and Chief Executive Officer	President
Andrew J. Meyers	Managing Director and Chief Operating Officer	Vice-President
Brian Jacobs	Managing Director, Head of Sales	None
Arik Aarts	Managing Director	None
Malcolm F. Bishopp	Managing Director	None
Phil Neugebauer	Managing Director	None
Michael J. Puntoriero	Managing Director	None
William V. Healey	Executive Vice President, Chief Legal Officer and Secretary	Assistant Secretary
Christoph Hofmann	Executive Vice President	None
Kristina S. Hooper	Executive Vice President	None
Steven B. Plump	Executive Vice President	None
Jay S. Rosoff	Executive Vice President	None
Mary Catherine Smith	Executive Vice President	None
Mark G. Thomas	Executive Vice President	None
William H. Thomas, Jr.	Executive Vice President	None
Colleen Martin	Chief Financial Officer, Financial Operations Principal, Senior Vice President and Controller	None
Richard Kirk	Senior Vice President, Associate General Counsel	Assistant Secretary
Vinh T. Nguyen	Senior Vice President and Treasurer	None
Colin C. Aymond	Senior Vice President	None
Mike Brannan	Senior Vice President	None
Matt Brown	Senior Vice President	None
Fred Bruce	Senior Vice President	None
Bryce B. Bulman	Senior Vice President	None
Martin J. Burke	Senior Vice President	None
Richard E. Callinan	Senior Vice President	None
Christopher A. Casenhiser	Senior Vice President	None
Ira W. Cox	Senior Vice President	None
Stephen J. Dane	Senior Vice President	None
Paul DeNicolo	Senior Vice President	None
Eric D. Downing	Senior Vice President	None
Jonathan P. Fessel	Senior Vice President	None
Michael J. Gallagher	Senior Vice President	None
Joe Gengo	Senior Vice President	None
Michaela A. Gibbons	Senior Vice President	None
Ronald H. Gray	Senior Vice President	None
Dan Hally	Senior Vice President	None
JoAnn Ham	Senior Vice President	None
Ned Hammond	Senior Vice President	None
Jonathan C. Hart	Senior Vice President	None
Derek Hayes	Senior Vice President	None
Timothy J. Higgins	Senior Vice President	None
Chris Horan	Senior Vice President	None
John Hussey	Senior Vice President	None
Jefferey G. Klepacki	Senior Vice President	None
Matthew T. Kobata	Senior Vice President	None
Leslie S. Kravetzky	Senior Vice President	None
Stephen Laut	Senior Vice President	None
Robert J. Lewis	Senior Vice President	None
William E. Lynch	Senior Vice President	None
Andy Maloney	Senior Vice President	None
Ann H. McAdams	Senior Vice President	None
Peter J. McCarthy	Senior Vice President	None
Joseph T. McMenamin	Senior Vice President	None
Wayne Meyer	Senior Vice President	None
R. Lee Milburn	Senior Vice President	None
Fiora Moyer	Senior Vice President	None
George Murphy	Senior Vice President	None
Gregory J. Murphy	Senior Vice President	None
Kerry A. Murphy	Senior Vice President	None
Paul R. Nickodemus	Senior Vice President	None
Ryne A. Nishimi	Senior Vice President	None
Kelly Orr	Senior Vice President	None
Joffrey Pearlman	Senior Vice President	None
Glynne Pisapia	Senior Vice President	None
Jennifer Quigley	Senior Vice President	None
Joni H. Rheingold	Senior Vice President	None
Scott Rose	Senior Vice President	None
Stephen M. Rudman	Senior Vice President	None
Thomas H. Scanlan	Senior Vice President	None
Frank E. Siemon Jr.	Senior Vice President	None
Christopher T. Simutis	Senior Vice President	None
Eugene Smith	Senior Vice President	None
Robert Marty Smith	Senior Vice President	None
Fred Teceno	Senior Vice President	None
Barrie L. Tiedemann Jr.	Senior Vice President	None
William T. Toner	Senior Vice President	None
Richard Triolo	Senior Vice President	None
Paul Troyer	Senior Vice President	None
Brenda C. Warkow	Senior Vice President	None
Steve J. Welker	Senior Vice President	None
Scott Whitehouse	Senior Vice President	None
Nick Willett	Senior Vice President	None
Neal Zamore	Senior Vice President	None
Glen Zimmerman	Senior Vice President	None
Isabella Albanese	Vice President	None
Michael T. Allen	Vice President	None
Michael L. Anders	Vice President	None
Wendy Berge	Vice President	None
Clark H. Biggers	Vice President	None
Jennifer A. Brenes	Vice President	None
Deborah Brennan	Vice President	None
John T. Cardillo	Vice President	None
Alice W. Chung	Vice President	None
Lesley Cotton	Vice President	None
Daniel D. Daly	Vice President	None
Lucianne DeCicco	Vice President	None
Sean W. Dieterle	Vice President	None
Martha Douvogiannis	Vice President	None
James C. Farrell	Vice President	None
Christopher D. Francis	Vice President	None
Megan L. Frank	Vice President	None
David G. Frederick	Vice President	None
Patrice Georgiou	Vice President	None
John A. Harrington	Vice President	None
Seon L. Harry	Vice President	None
James T. Hartnett	Vice President	None
Steve Howell	Vice President	None
Renee W. Hui	Vice President	None
Teresa Jettelson	Vice President	None
Dustin Kanode	Vice President	None
Bryan Knaus	Vice President	None
Matthew A. Koth	Vice President	None
Brooke Leahy O’Connor	Vice President	None
Jeremy Leber	Vice President	None
Troy C. Maag	Vice President	None
Sean P. Maher	Vice President	None
Kimberly McGeever	Vice President	None
Joseph P. Minnix	Vice President	None
John F. Moxon	Vice President	None
Jeffrey P. Nizzardo	Vice President	None
Debra C. Ohstrom	Vice President	None
Ralph A. Peluso	Vice President	None
Tiffani A. Potesta	Vice President	None
Shivaun Prendergast	Vice President	None
Peter M. Prinstein	Vice President	None
Frank J. Riccio	Vice President	None
John Rotondi	Vice President and Chief Compliance Officer	None
Kevin M. Shanley	Vice President	None
Jeffrey Smith	Vice President	None
Cathleen M. Stahl	Vice President	None
Linda M. Sorensen	Vice President	None
John J. Stergiou	Vice President	None
Ruth Straughn	Vice President	None
Raad Taha	Vice President	None
Kathleen C. Thompson	Vice President	None
Kerry M. Walsh	Vice President	None
Austin A. Weichbrodt	Vice President	None
Kevin D. Willbrand	Vice President	None
Justin R. Wingate	Vice President	None
Kellie E. Davidson	Assistant Secretary	None

* Principal business address for all individuals listed is 1345 Avenue of the Americas, New York, NY 10105 or 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660.

(c)	The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, and/or Boston Financial Data Services-Midwest, 330 W. 9th Street, 5th Floor, Kansas City, Missouri 64105.

ITEM 29.	MANAGEMENT SERVICES

Not applicable.

ITEM 30.	UNDERTAKINGS

Not applicable.

NOTICE

A copy of the Agreement and Declaration of the Allianz Funds Multi-Strategy Trust (the “Trust”), together with all amendments thereto, is on file with the Secretary of the Commonwealth of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment No. 3 (the “Amendment”) to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 3rd day of October, 2008.

ALLIANZ FUNDS MULTI-STRATEGY TRUST

By:	/s/ E. Blake Moore, Jr.
Name:	E. Blake Moore, Jr.
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ E. Blake Moore, Jr. E. Blake Moore, Jr.	President and Chief Executive Officer	October 3, 2008

/s/ Brian S. Shlissel* Brian S. Shlissel	Treasurer & Principal Financial and Accounting Officer	October 3, 2008

/s/ Paul Belica* Paul Belica	Trustee	October 3, 2008

/s/ Robert E. Connor* Robert E. Connor	Trustee	October 3, 2008

/s/ Hans W. Kertess* Hans W. Kertess	Trustee	October 3, 2008

/s/ William B. Ogden, IV* William B. Ogden, IV	Trustee	October 3, 2008

/s/ John C. Maney* John C. Maney	Trustee	October 3, 2008

/s/ R. Peter Sullivan, III* R. Peter Sullivan, III	Trustee	October 3, 2008

/s/ Diana L. Taylor Diana L. Taylor	Trustee	October 3, 2008

*By:	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr.
Attorney-In-fact

Date:	October 3, 2008

Index of Exhibits

Exhibit No.	Exhibit Name
(g)(3)	Form of Foreign Securities Depositories Delegation Agreement between Allianz Global Investors Fund Management LLC and Nicholas-Applegate Capital Management LLC, accepted and agreed to by Registrant